UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03290

Name of Fund: BlackRock Variable Series Funds, Inc.
BlackRock 60/40 Target Allocation ETF V.I. Fund
BlackRock Advantage Large Cap Core V.I. Fund
BlackRock Advantage Large Cap Value V.I. Fund
BlackRock Advantage SMID Cap V.I. Fund
BlackRock Basic Value V.I. Fund
BlackRock Capital Appreciation V.I. Fund
BlackRock Equity Dividend V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock Government Money Market V.I. Fund
BlackRock International Index V.I. Fund
BlackRock International V.I. Fund
BlackRock Large Cap Focus Growth V.I. Fund
BlackRock Managed Volatility V.I. Fund
BlackRock S&P 500 Index V.I. Fund
BlackRock Small Cap Index V.I. Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Variable Series Funds, Inc., 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2023

Date of reporting period: 06/30/2023

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
June 30, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Variable Series Funds II, Inc.

Dear Shareholder,
Despite an uncertain economic landscape during the 12-month reporting period ended June 30, 2023, the resilience of the U.S. economy in the face of ever tighter financial conditions provided an encouraging backdrop for investors. Inflation remained elevated as labor costs grew rapidly and unemployment rates reached the lowest levels in decades. However, inflation moderated substantially as the period continued, while ongoing strength in consumer spending backstopped the economy.
Equity returns were strong, as continued job growth eased investors’ concerns about the economy’s durability.
The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. Most major classes of equities advanced significantly, including large- and small-capitalization U.S. stocks and international equities from developed markets. Emerging market equities also gained, although at a substantially slower pace, pressured by high interest rates and falling commodities prices.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bond prices fared significantly better than investment-
grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at its June 2023 meeting, which made it the first meeting without a rate increase since the tightening cycle began in early 2022.
Supply constraints have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population exacerbate these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and most recently opted for a pause, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the
Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again.
We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.
While we favor an overweight to developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on emerging market stocks in the near-term as growth trends for emerging markets appear brighter. We also believe that stocks with an A.I. tilt should benefit from an investment cycle that is set to support revenues and margins. We are neutral on credit overall amid tightening credit and financial conditions, however there are selective opportunities in the near term. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term
U.S. Treasuries, U.S. inflation-linked bonds, U.S. mortgage-backed securities, and emerging market bonds denominated in local currency.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of June 30, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
16.89% 19.59%
U.S. small cap equities
(Russell 2000
®
Index)
8.09 12.31
International equities (MSCI
Europe, Australasia, Far
East Index)
11.67 18.77
Emerging market equities
(MSCI Emerging Markets
Index)
4.89 1.75
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.25 3.60
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
1.70 (3.97)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
2.09 (0.94)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
2.67 3.19
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
5.38 9.07
This Page is not Part of Your Fund Report

JUNE 30, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock 60/40 Target Allocation ETF V.I. Fund

Fund Summary
as of June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
2
BlackRock 60/40 Target Allocation ETF V.I. Fund
Investment Objective
BlackRock 60/40 Target Allocation ETF V.I. Fund’s (the “Fund”) investment objective is to seek to provide total return.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2023, the Fund outperformed its blended benchmark (60% MSCI All Country World Index / 40% Bloomberg U.S. Aggregate Bond
Index).
What factors influenced performance?
The largest positive contributors to the Fund’s performance relative to the benchmark for the reporting period included the Fund’s exposure to U.S. large-cap stocks and U.S.
information technology stocks. In factor terms, holdings of high quality U.S. stocks proved additive.
The largest detractor from performance relative to the benchmark within the equity allocation was the Fund’s allocation to momentum factor equities. Within the fixed income allocation, exposure to U.S.Treasury bonds weighed on relative return. Finally, broad emerging market exposure detracted from performance for the period.
Describe recent portfolio activity.
As the period opened, the portfolio was rebalanced to position for an environment in which inflation, the U.S. dollar and long-term Treasury yields may have peaked. The Fund moved to slightly overweight equities and removed inflation-oriented hedges that contributed positively to performance. As the regional bank headlines came out in March
2023, the portfolio was again rebalanced, this time to enhance its overall quality and resilience to economic stress. In this vein, the Fund reduced exposure to both stocks and credit amid unusually elevated uncertainty. In addition, within the equity allocation the Fund tilted into growth-oriented and technology stocks with healthy balance sheets that can withstand a volatile environment. Throughout the period the portfolio maintained an overweight to duration and corresponding interest rate sensitivity as ballast in the event of recession.
Describe portfolio positioning at period end.
At period end, the Fund was positioned defensively with a preference for quality factor U.S. equities and U.S. technology stocks. The Fund was slightly overweight duration and held a neutral weighting to equities relative to the benchmark.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years
Since
Inception
(b)
Class I
(c)(d)
.................................................................. 9.32% 9.69% 6.65% 5.59%
Class III
(c)(d)
................................................................. 9.22 9.44 6.38 5.33
60% MSCI All Country World Index / 40% Bloomberg U.S. Aggregate Bond Index
(e)
............. 9.11 9.44 5.45 5.29
MSCI All Country World Index
(f)
.................................................. 13.93 16.53 8.10 7.61
Bloomberg U.S. Aggregate Bond Index
(g)
........................................... 2.09 (0.94) 0.77 1.31
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
The Fund commenced operations on April 30, 2014.
(c)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns. The Fund’s total returns prior to May 1, 2019 are the returns of the Fund when it followed different investment strategies under the name BlackRock iShares
®
Dynamic Allocation V.I. Fund.
(d)
The Fund, which is a fund of funds, invests in a portfolio of underlying exchange-traded funds that seek to track equity and fixed-income indices.
(e)
A customized weighted index comprised of 60% MSCI All Country World Index and 40% Bloomberg U.S. Aggregate Bond Index.
(f)
An index that captures large- and mid-cap representation across certain developed and emerging markets.
(g)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.

Fund Summary
as of June 30, 2023 (continued)
3
Fund Summary
BlackRock 60/40 Target Allocation ETF V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,093.20 $ 0.99 $ 1,000.00 $ 1,023.85 $ 0.95 0.19%
Class III .................................. 1,000.00 1,092.20 2.28 1,000.00 1,022.61 2.21 0.44
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
–% –%
Asset Type
 Percent of
Affiliated Investment
Companies
–% –%
Equity Funds .................................... 48.8%
Fixed-Income Funds ............................... 30.5
Short-Term Securities .............................. 20.7
–% –

Disclosure of Expenses
2023
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
(unaudited)
June 30, 2023
BlackRock 60/40 Target Allocation ETF V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security Shares Value
Investment Companies
(a)
Equity Funds — 61.5%
iShares Core MSCI Emerging Markets ETF
(b)
. 392,603 $ 19,351,402
iShares Core S&P 500 ETF ............. 235,306 104,878,237
iShares ESG Aware MSCI USA ETF
(b)
...... 141,198 13,761,157
iShares MSCI EAFE Growth ETF
(b)
........ 333,875 31,855,014
iShares MSCI EAFE Value ETF
(b)
......... 448,545 21,951,792
iShares MSCI USA Min Vol Factor ETF ..... 127,896 9,506,510
iShares MSCI USA Quality Factor ETF
(b)
.... 278,282 37,531,893
iShares U.S. Infrastructure ETF
(b)
......... 110,769 4,328,853
iShares U.S. Technology ETF
(b)
.......... 152,751 16,630,001
259,794,859
Fixed-Income Funds — 38.3%
iShares 10-20 Year Treasury Bond ETF
(b)
.... 73,934 8,189,669
iShares Core Total USD Bond Market ETF
(b)
.. 1,905,869 86,659,864
iShares Fallen Angels USD Bond ETF
(b)
..... 181,241 4,598,084
iShares J.P. Morgan USD Emerging Markets
Bond ETF
(b)
...................... 53,454 4,625,909
iShares MBS ETF ................... 310,804 28,987,135
iShares U.S. Treasury Bond ETF
(b)
........ 1,260,842 28,873,282
161,933,943
Total Long-Term Investments — 99.8%
(Cost: $408,727,772) .............................. 421,728,802
Security Shares Value
Short-Term Securities
Money Market Funds — 26.1%
(a)(c)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.98% ..................... 1,196,401 $ 1,196,401
SL Liquidity Series, LLC, Money Market Series,
5.28%
(d )
........................ 109,072,621 109,083,528
Total Short-Term Securities — 26.1%
(Cost: $110,279,244) .............................. 110,279,929
Total Investments — 125.9%
(Cost: $519,007,016) .............................. 532,008,731
Liabilities in Excess of Other Assets — (25.9) % ............ (109,321,297)
Net Assets — 100.0% ............................... $ 422,687,434
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 848,962 $ 347,439
(a)
$ — $ — $ — $ 1,196,401 1,196,401 $ 18,832 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 14,522,958 94,548,272
(a)
— 11,612 686 109,083,528 109,072,621 145,268
(b)
—
iShares 0-5 Year High Yield
Corporate Bond ETF
(c)
..... 11,051,463 85,408 (11,276,403) 282,204 (142,672) — — 49,964 —
iShares 10-20 Year Treasury Bond
ETF .................. 8,777,725 2,682,265 (3,529,489) (850,294) 1,109,462 8,189,669 73,934 138,345 —
iShares Convertible Bond ETF
(c)
. 3,767,497 — (3,860,623) (45,511) 138,637 — — — —
iShares Core MSCI Emerging
Markets ETF ............ — 22,064,991 (2,398,946) (146,349) (168,294) 19,351,402 392,603 187,061 —
iShares Core S&P 500 ETF .... 89,563,193 4,447,660 (3,425,208) 881,256 13,411,336 104,878,237 235,306 689,732 —
iShares Core S&P Small-Cap
ETF
(c)
................ 6,080,809 53,311 (6,029,875) (313,993) 209,748 — — — —
iShares Core Total USD Bond
Market ETF ............ 81,250,963 11,391,902 (6,917,181) (949,204) 1,883,384 86,659,864 1,905,869 1,203,734 —
iShares ESG Aware MSCI USA
ETF .................. 43,368,270 835,706 (32,951,502) 495,269 2,013,414 13,761,157 141,198 106,214 —
iShares Fallen Angels USD Bond
ETF .................. 4,286,594 256,961 (80,631) 531 134,629 4,598,084 181,241 98,051 —
iShares GSCI Commodity
Dynamic Roll Strategy ETF
(c)
. 3,382,293 — (3,311,800) (858,544) 788,051 — — — —
iShares J.P. Morgan USD
Emerging Markets Bond ETF . — 11,914,301 (7,106,847) (179,570) (1,975) 4,625,909 53,454 147,492 —
iShares MBS ETF .......... 22,385,584 7,193,977 (589,441) 40,428 (43,413) 28,987,135 310,804 384,226 —
iShares MSCI EAFE Growth ETF 18,759,978 10,283,994 (523,562) 40,314 3,294,290 31,855,014 333,875 302,521 —

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock 60/40 Target Allocation ETF V.I. Fund
6
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
iShares MSCI EAFE Value ETF . $ 26,536,441 $ 1,405,175 $ (7,386,516) $ (359,562) $ 1,756,254 $ 21,951,792 448,545 $ 572,348 $ —
iShares MSCI Emerging Markets
Min Vol Factor ETF
(c)
...... 16,666,400 — (17,063,802) (597,826) 995,228 — — — —
iShares MSCI USA Min Vol Factor
ETF .................. 7,221,752 2,235,176 (197,093) (6,737) 253,412 9,506,510 127,896 75,235 —
iShares MSCI USA Momentum
Factor ETF
(c)
............ 7,602,807 71,056 (7,015,738) (262,036) (396,089) — — — —
iShares MSCI USA Quality Factor
ETF .................. — 33,478,924 (320,880) 2,220 4,371,629 37,531,893 278,282 205,160 —
iShares U.S. Infrastructure ETF . 3,903,063 197,004 (81,006) (227) 310,019 4,328,853 110,769 36,892 —
iShares U.S. Technology ETF .. 8,986,474 3,115,560 (238,953) 29,097 4,737,823 16,630,001 152,751 25,347 —
iShares U.S. Treasury Bond ETF 13,365,472 29,812,752 (13,920,010) (397,990) 13,058 28,873,282 1,260,842 177,720 —
$ (3,184,912) $ 34,668,617 $ 532,008,731 $ 4,564,142 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 421,728,802 $ — $ — $ 421,728,802
Short-Term Securities
Money Market Funds ...................................... 1,196,401 — — 1,196,401
$ 422,925,203 $ — $ — $ 422,925,203
Investments valued at NAV
(a)
...................................... 109,083,528
$ —
$ 532,008,731
$ —
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Statement of Assets and Liabilities
(unaudited)

June 30, 2023
7
Financial Statements
See notes to financial statements.
BlackRock 60/40
Target Allocation
ETF V.I. Fund
ASSETS
Investments, at value — affiliated
(a) (b)
......................................................................................... $ 532,008,731
Receivables: –
Securities lending income — affiliated ...................................................................................... 29,928
Capital shares sold ................................................................................................... 581,657
Dividends — affiliated ................................................................................................. 4,034
Prepaid expenses ..................................................................................................... 1,737
Total assets .........................................................................................................
532,626,087
LIABILITIES
Collateral on securities loaned ............................................................................................. 109,111,918
Payables: –
Investments purchased ................................................................................................ 389,466
Capital shares redeemed ............................................................................................... 36,053
Distribution fees ..................................................................................................... 12,727
Investment advisory fees .............................................................................................. 51,169
Printing and postage fees .............................................................................................. 63,778
Professional fees .................................................................................................... 53,642
Transfer agent fees .................................................................................................. 184,473
Other accrued expenses ............................................................................................... 35,427
Total liabilities ........................................................................................................
109,938,653
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 422,687,434
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 410,797,498
Accumulated earnings .................................................................................................. 11,889,936
NET ASSETS ........................................................................................................
$ 422,687,434
(a)
  Investments, at cost — affiliated .......................................................................................... $ 519,007,016
(b)
  Securities loaned, at value — affiliated ..................................................................................... $ 107,762,504

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
8
See notes to financial statements.
BlackRock 60/40
Target Allocation
ETF V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 356,306,903
Shares outstanding ..................................................................................................
27,872,175
Net asset value .....................................................................................................
$ 12.78
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 66,380,531
Shares outstanding ..................................................................................................
5,234,326
Net asset value .....................................................................................................
$ 12.68
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2023
9
Financial Statements
See notes to financial statements.
BlackRock 60/40
Target Allocation
ETF V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 4,418,874
Securities lending income — affiliated — net ................................................................................. 145,268
Total investment income .................................................................................................
4,564,142
EXPENSES
Transfer agent — class specific .......................................................................................... 378,785
Investment advisory .................................................................................................. 295,631
Distribution — class specific ............................................................................................ 74,446
Accounting services .................................................................................................. 32,408
Professional ....................................................................................................... 16,901
Printing and postage ................................................................................................. 11,252
Custodian ......................................................................................................... 6,786
Directors and Officer ................................................................................................. 4,602
Transfer agent ...................................................................................................... 1,614
Miscellaneous ...................................................................................................... 2,585
Total expenses .......................................................................................................
825,010
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (3,973)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (372,124)
Total expenses after fees waived and/or reimbursed ..............................................................................
448,913
Net investment income ..................................................................................................
4,115,229
REALIZED AND UNREALIZED GAIN (LOSS) $ 31,483,705
Net realized loss from investments - affiliated ................................................................................. (3,184,912)
Net change in unrealized appreciation on investments - affiliated .................................................................... 34,668,617
Net realized and unrealized gain ...........................................................................................
31,483,705
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 35,598,934

Statements of Changes in Net Assets

2023
BlackRock Semi-Annual Report to Shareholders
10
See notes to financial statements.
BlackRock 60/40 Target Allocation ETF
V.I. Fund
Six Months Ended
06/30/23 (unaudited)
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 4,115,229  $ 8,424,740
Net realized loss .................................................................................. (3,184,912) (2,392,260)
Net change in unrealized appreciation (depreciation) .......................................................... 34,668,617  (65,606,720)
Net increase (decrease) in net assets resulting from operations ..................................................... 35,598,934  (59,574,240)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ —  (7,056,187)
  Class III ....................................................................................... —  (1,071,502)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (8,127,689)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 10,129,287  61,587,775
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 45,728,221  (6,114,154)
Beginning of period .................................................................................. 376,959,213  383,073,367
End of period ......................................................................................
$ 422,687,434  $ 376,959,213
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
11
Financial Highlights
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class I
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
(a)
Year Ended
12/31/18
(a)
Net asset value, beginning of period .................
$ 11.69  $ 14.03  $ 13.72  $ 12.17  $ 10.32  $ 11.13
Net investment income
(b)
.........................
0.13  0.29  0.31  0.22  0.28  0.33
Net realized and unrealized gain (loss) ................
0.96  (2.37) 1.33  1.57  1.93  (0.88)
Net increase (decrease) from investment operations ........ 1.09  (2.08) 1.64  1.79  2.21  (0.55)
Distributions
(c)
– – – – – –
From net investment income ......................
—  (0.26) (0.28) (0.21) (0.24) (0.11)
From net realized gain ...........................
—  (0.00)
(d)
(1.05) (0.03) (0.12) (0.15)
Total distributions ............................... —  (0.26) (1.33) (0.24) (0.36) (0.26)
Net asset value, end of period ...................... $ 12.78  $ 11.69  $ 14.03  $ 13.72  $ 12.17  $ 10.32
Total Return
(e)
— — — — — —
Based on net asset value .......................... 9.32%
(f)
(14.82)% 11.99% 14.67% 21.41% (4.94)%
Ratios to Average Net Assets
(g)
Total expenses .................................
0.38%
(h)
0.41% 0.46% 0.53% 0.57% 1.00%
(i)
Total expenses after fees waived and/or reimbursed ........
0.19%
(h)
0.19% 0.19% 0.19% 0.19% 0.37%
(i)
Net investment income ...........................
2.12%
(h)
2.32% 2.10% 1.78% 2.45% 3.01%
Supplemental Data
Net assets, end of period (000) ...................... $ 356,307  $ 322,847  $ 338,569  $ 243,296  $ 173,351  $ 117,502
Portfolio turnover rate ............................. 32% 57% 62% 89% 61% 54%
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.76%
and 0.37%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
12
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class III
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
(a)
Year Ended
12/31/18
(a)
Net asset value, beginning of period .................
$ 11.61  $ 13.94  $ 13.65  $ 12.12  $ 10.28  $ 11.09
Net investment income
(b)
.........................
0.11  0.26  0.30  0.19  0.28  0.20
Net realized and unrealized gain (loss) ................
0.96  (2.36) 1.30  1.55  1.90  (0.77)
Net increase (decrease) from investment operations ........ 1.07  (2.10) 1.60  1.74  2.18  (0.57)
Distributions
(c)
– – – – – –
From net investment income ......................
—  (0.23) (0.26) (0.18) (0.22) (0.09)
From net realized gain ...........................
—  (0.00)
(d)
(1.05) (0.03) (0.12) (0.15)
Total distributions ............................... —  (0.23) (1.31) (0.21) (0.34) (0.24)
Net asset value, end of period ...................... $ 12.68  $ 11.61  $ 13.94  $ 13.65  $ 12.12  $ 10.28
Total Return
(e)
— — — — — —
Based on net asset value .......................... 9.22%
(f)
(15.04)% 11.70% 14.35% 21.22% (5.18)%
Ratios to Average Net Assets
(g)
Total expenses .................................
0.62%
(h)
0.63% 0.71% 0.77% 0.86% 1.38%
(i)
Total expenses after fees waived and/or reimbursed ........
0.44%
(h)
0.44% 0.44% 0.44% 0.44% 0.72%
(i)
Net investment income ...........................
1.90%
(h)
2.14% 2.05% 1.56% 2.38% 1.83%
Supplemental Data
Net assets, end of period (000) ...................... $ 66,381  $ 54,112  $ 44,504  $ 20,623  $ 11,094  $ 4,181
Portfolio turnover rate ............................. 32% 57% 62% 89% 61% 54%
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.14%
and 0.72%, respectively.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
13
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock 60/40 Target
Allocation ETF V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
14
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2023, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 885,361 $ (885,361) $ — $ —
BNP Paribas SA ................................. 1,564,070 (1,564,070) — —
Citigroup Global Markets, Inc. ........................ 28,030,748 (28,030,748) — —
Credit Suisse Securities (USA) LLC .................... 25,924 (25,924) — —
Goldman Sachs & Co. LLC .......................... 60,400,302 (60,400,302) — —
J.P. Morgan Securities LLC .......................... 16,296,218 (16,296,218) — —
UBS Securities LLC ............................... 559,881 (559,881) — —
$ 107,762,504 $ (107,762,504) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
15
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2023, the class specific distribution fees borne directly by Class III were $74,446.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations. For the six months ended June 30, 2023 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months  ended June 30, 2023 , the amount waived was $311.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund's assets invested in affiliated equity and fixed-income mutual funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days' notice by a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2023, there were no fees waived and/
or reimbursed by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2023, the Manager waived and/or reimbursed investment advisory fees of $3,662 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.150%
$1 billion - $3 billion ..................................................................................................... 0.140
$3 billion - $5 billion ..................................................................................................... 0.135
Greater than $5 billion ................................................................................................... 0.130
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 325,251 $ 53,534 $ 378,785
Class I Class III
Expense Limitations .................................................................................. 0.19% 0.44%

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
16
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the six months ended June 30, 2023, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2023, the Fund paid BIM $31,719 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2023, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the six months ended June 30, 2023, purchases and sales of investments, excluding short-term securities, were $141,526,125 and $128,225,509, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 319,603
Class III ...................................................................................................... 52,521
$ 372,124

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
As of December 31, 2022, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $2,010,091.
As of June 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2023, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock 60/40 Target Allocation ETF V.I. Fund ............................ $ 519,532,274 $ 23,668,433 $ (11,191,976) $ 12,476,457

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
18
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class I
Shares sold .............................................
1,453,759 $ 17,888,654 4,903,380 $ 61,270,743
Shares issued in reinvestment of distributions ........................
— — 600,959 7,056,187
Shares redeemed .........................................
(1,201,404) (14,751,126) (2,017,741) (25,003,940)
252,355 $ 3,137,528 3,486,598 $ 43,322,990
Class III
Shares sold .............................................
940,907 $ 11,454,145 2,688,971 $ 33,357,837
Shares issued in reinvestment of distributions ........................
— — 91,884 1,071,502
Shares redeemed .........................................
(367,319) (4,462,386) (1,312,403) (16,164,554)
573,588 $ 6,991,759 1,468,452 $ 18,264,785
825,943 $ 10,129,287 4,955,050 $ 61,587,775

Glossary of Terms Used in this Report
19
Glossary of Terms Used in this Report
Portfolio Abbreviation
EAFE Europe, Australasia and Far East
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
S&P Standard & Poor's
Currency Abbreviation
USD United States Dollar

June 30, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Advantage Large Cap Core V.I. Fund

Fund Summary
as of June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
2
BlackRock Advantage Large Cap Core V.I. Fund
Investment Objective
BlackRock Advantage Large Cap Core V.I. Fund’s (the “Fund”) investment objective is to seek high total investment return.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2023, the Fund underperformed its benchmark, the Russell 1000
®
Index.
What factors influenced performance?
Equity markets continued to be marked by heightened volatility, but saw strong gains during the first half of 2023. Equities saw a strong start to the year, supported by economic growth, falling inflation, and China's reopening. However, increasing volatility emerged as stubbornly high core inflation and hawkish rhetoric from policymakers led to market contractions and rising bond yields in February 2023. Financial system vulnerabilities were exposed in March 2023 by the failure of SVB Financial's Silicon Valley
Bank, resulting in a sell-off across financials that raised recession expectations. Despite these concerns, growth stocks outperformed value stocks, as market leadership moved toward large-cap tech stocks, supported by falling bond yields. Later, equities officially entered a bull market, recovering more than 20% from October 2022's lows, despite the ongoing monetary tightening cycle having an impact on global economic momentum. Concentration in longer-duration growth names in information technology
("IT") initially prevailed, later broadening to include cyclicals. Although central banks maintained a cautious approach, the markets exhibited resilience and potential for further growth.
Sentiment and macro-related insights detracted from relative performance during the period. In particular, positioning around healthcare stocks proved wrongfooted in light of merger and acquisition activity and regulatory outcomes concerning clinical trials during the period. Text-based measures gathering sentiment from conference calls and analyst reports struggled among life sciences and pharmaceutical companies. Further, sentiment measures looking at bond market data incorrectly positioned the portfolio within industrials.
Macro-related insights struggled to capture evolving market dynamics. An insight capturing investor interest at the industry level drove an unsuccessful overweight to insurance stocks that undermined the Fund's performance.
Despite the Fund's underperformance, certain fundamental insights provided ballast. Traditional valuation measures worked well. In particular, insights looking at company cash flows and revenues motivated a successful underweight to banks that contributed to performance in the wake of the banking crisis. Elsewhere, although macro-thematic insights broadly struggled during the period, an insight looking at news sentiment at the industry level motivated an overweight to IT stocks that also worked amid the artificial intelligence (“AI”)-fueled market rally.
Describe recent portfolio activity.
The Fund maintained a balanced allocation of risk across all major drivers of return during the period. However, there were several new stock selection insights added to the
Fund. The Fund built upon its existing alternative data capabilities with enhanced data sets to capture informed investor positioning as well as news flow. Additionally, the
Fund developed a new bank quality insight to better identify firms with less exposure to uninsured deposits and commercial real estate amid the emerging industry crisis in
March 2023. Finally, in light of the emergent AI theme in the market, the Fund developed a new insight aiming to identify companies likely to benefit from this trend.
Describe portfolio positioning at period end.
Relative to the Russell 1000
®
Index, the Fund's positioning remained largely sector-neutral. The Fund had slight overweight positions in the industrials and consumer staples sectors, while maintaining slight underweight positions in financials and utilities stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2023 (continued)
3
Fund Summary
BlackRock Advantage Large Cap Core V.I. Fund
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)(c)
................................................................. 15.53% 17.89% 10.89% 12.20%
Class II
(b)(c)
................................................................ 15.49 17.68 10.70 12.01
Class III
(b)(c)
................................................................ 15.38 17.57 10.59 11.90
Russell 1000
®
Index
(d)
........................................................ 16.68 19.36 11.92 12.64
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(c)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Large Cap Core V.I. Fund”.
(d)
An index that measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000
®
Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 93% of the U.S. market.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,155.30 $ 3.53 $ 1,000.00 $ 1,021.52 $ 3.31 0.66%
Class II .................................. 1,000.00 1,154.90 4.43 1,000.00 1,020.68 4.16 0.83
Class III .................................. 1,000.00 1,153.80 4.86 1,000.00 1,020.28 4.56 0.91
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Information Technology .............................. 27.8%
Health Care ..................................... 14.1
Financials ....................................... 12.0
Consumer Discretionary ............................. 11.8
Industrials ....................................... 10.5
Communication Services ............................. 7.8
Consumer Staples ................................. 6.5
Energy ......................................... 3.1
Real Estate ...................................... 2.3
Materials ....................................... 1.6
Utilities ......................................... 1. 4
Short-Term Securities ............................... 3.4
Liabilities in Excess of Other Assets ..................... (2.3)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
2023
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
June 30, 2023
BlackRock Advantage Large Cap Core V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.3%
Axon Enterprise, Inc.
(a)
............... 713 $ 139,120
General Dynamics Corp. .............. 3,206 689,771
Lockheed Martin Corp. ............... 3,210 1,477,820
Textron, Inc. ...................... 644 43,554
2,350,265
Automobile Components — 0.1%
Lear Corp. ....................... 1,660 238,293
Automobiles — 2.1%
General Motors Co. ................. 31,579 1,217,686
Tesla, Inc.
(a)
....................... 9,543 2,498,071
3,715,757
Banks — 1.8%
Bank of America Corp. ............... 60,630 1,739,475
Citigroup, Inc. ..................... 17,577 809,245
JPMorgan Chase & Co. .............. 1,373 199,689
KeyCorp ......................... 10,796 99,755
NU Holdings Ltd., Class A
(a)
............ 2,741 21,626
US Bancorp ...................... 8,195 270,763
Wells Fargo & Co. .................. 1,173 50,064
3,190,617
Beverages — 1.7%
PepsiCo, Inc. ..................... 15,756 2,918,326
Biotechnology — 3.5%
AbbVie, Inc. ...................... 3,471 467,648
Amgen, Inc. ...................... 9,152 2,031,927
Exelixis, Inc.
(a)
..................... 12,349 235,989
Gilead Sciences, Inc. ................ 4,253 327,779
Horizon Therapeutics plc
(a)
............ 938 96,473
Incyte Corp.
(a)
..................... 21,488 1,337,628
Neurocrine Biosciences, Inc.
(a)
.......... 4,873 459,524
Regeneron Pharmaceuticals, Inc.
(a)
....... 971 697,702
Seagen, Inc.
(a)
..................... 367 70,633
Ultragenyx Pharmaceutical, Inc.
(a)
........ 7,575 349,435
6,074,738
Broadline Retail — 4.3%
Amazon.com, Inc.
(a)
................. 46,240 6,027,847
eBay, Inc. ........................ 31,732 1,418,103
Etsy, Inc.
(a)
....................... 1,253 106,016
7,551,966
Building Products — 0.7%
Allegion plc ....................... 7,687 922,594
Trane Technologies plc ............... 1,307 249,977
1,172,571
Capital Markets — 1.4%
Bank of New York Mellon Corp. (The) ..... 3,626 161,430
Intercontinental Exchange, Inc. ......... 2,966 335,395
Moody's Corp. ..................... 238 82,757
Nasdaq, Inc. ...................... 30,874 1,539,069
S&P Global, Inc. ................... 837 335,545
2,454,196
Chemicals — 1.5%
Ecolab, Inc. ...................... 11,456 2,138,721
FMC Corp. ....................... 1,597 166,631
LyondellBasell Industries NV, Class A ..... 3,487 320,211
Westlake Corp. .................... 287 34,288
2,659,851
Security
Shares
Shares Value
Commercial Services & Supplies — 0.5%
Cintas Corp. ...................... 1,600 $ 795,328
Construction & Engineering — 1.1%
AECOM ......................... 20,196 1,710,399
EMCOR Group, Inc. ................. 1,049 193,834
1,904,233
Construction Materials — 0.0%
Vulcan Materials Co. ................ 315 71,014
Consumer Finance — 0.8%
American Express Co. ............... 8,274 1,441,331
Consumer Staples Distribution & Retail — 1.7%
Target Corp. ...................... 1,732 228,451
Walmart, Inc. ...................... 17,814 2,800,004
3,028,455
Electric Utilities — 0.8%
IDACORP, Inc.
(b)
................... 604 61,971
PPL Corp. ....................... 48,094 1,272,567
1,334,538
Electrical Equipment — 0.7%
AMETEK, Inc. ..................... 3,229 522,711
Eaton Corp. plc .................... 3,823 768,805
1,291,516
Electronic Equipment, Instruments & Components — 0.3%
Flex Ltd.
(a)
........................ 16,944 468,332
Energy Equipment & Services — 0.1%
Halliburton Co. .................... 4,683 154,492
Entertainment — 0.3%
Activision Blizzard, Inc.
(a)
.............. 1,310 110,433
Electronic Arts, Inc. ................. 276 35,797
Netflix, Inc.
(a)
...................... 215 94,705
ROBLOX Corp., Class A
(a)
............. 2,848 114,775
Spotify Technology SA
(a)
.............. 275 44,151
Warner Bros Discovery, Inc.
(a)
.......... 3,700 46,398
446,259
Financial Services — 4.1%
Berkshire Hathaway, Inc., Class B
(a)
...... 2,203 751,223
Block, Inc., Class A
(a)
................ 6,355 423,052
Mastercard, Inc., Class A .............. 5,556 2,185,175
PayPal Holdings, Inc.
(a)
............... 16,302 1,087,832
Visa, Inc., Class A .................. 11,562 2,745,744
7,193,026
Food Products — 1.1%
Hershey Co. (The) .................. 7,479 1,867,506
JM Smucker Co. (The) ............... 283 41,791
1,909,297
Ground Transportation — 0.2%
CSX Corp. ....................... 519 17,698
Lyft, Inc., Class A
(a)
.................. 2,259 21,664
Norfolk Southern Corp. ............... 1,306 296,148
Ryder System, Inc. .................. 205 17,382
Uber Technologies, Inc.
(a)
............. 1,241 53,574
406,466
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories ................. 4,908 535,070
Becton Dickinson & Co. .............. 732 193,255
Boston Scientific Corp.
(a)
.............. 41,542 2,247,007
Hologic, Inc.
(a)
..................... 455 36,841
IDEXX Laboratories, Inc.
(a)
............. 339 170,256

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Advantage Large Cap Core V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
ResMed, Inc. ..................... 447 $ 97,670
Stryker Corp. ..................... 4,625 1,411,041
4,691,140
Health Care Providers & Services — 3.5%
Cigna Group (The) .................. 2,485 697,291
CVS Health Corp. .................. 30,301 2,094,708
Elevance Health, Inc. ................ 3,872 1,720,291
UnitedHealth Group, Inc. .............. 3,494 1,679,356
6,191,646
Health Care Technology — 0.1%
Teladoc Health, Inc.
(a)
................ 9,256 234,362
Hotels, Restaurants & Leisure — 1.5%
Boyd Gaming Corp. ................. 5,641 391,316
Caesars Entertainment, Inc.
(a)
.......... 7,171 365,506
Darden Restaurants, Inc.
(b)
............ 1,000 167,080
Domino's Pizza, Inc. ................. 290 97,727
McDonald's Corp. .................. 317 94,596
MGM Resorts International ............ 4,394 192,985
Starbucks Corp. .................... 2,117 209,710
Travel + Leisure Co. ................. 22,147 893,410
Wingstop, Inc. ..................... 165 33,026
Yum! Brands, Inc. .................. 1,642 227,499
2,672,855
Household Durables — 0.4%
Taylor Morrison Home Corp.
(a)
.......... 919 44,820
Toll Brothers, Inc. ................... 3,336 263,778
TopBuild Corp.
(a)
................... 554 147,375
Whirlpool Corp. .................... 1,412 210,091
666,064
Household Products — 2.0%
Kimberly-Clark Corp. ................ 10,675 1,473,790
Procter & Gamble Co. (The) ........... 12,697 1,926,643
3,400,433
Industrial Conglomerates — 1.0%
Honeywell International, Inc. ........... 8,129 1,686,768
Industrial REITs — 0.1%
Prologis, Inc. ...................... 923 113,187
Insurance — 3.8%
Allstate Corp. (The) ................. 7,734 843,315
American Financial Group, Inc. ......... 298 35,388
Everest Re Group Ltd. ............... 307 104,951
Marsh & McLennan Cos., Inc. .......... 11,793 2,218,028
MetLife, Inc.
(b)
..................... 38,402 2,170,865
Travelers Cos., Inc. (The) ............. 7,090 1,231,249
WR Berkley Corp. .................. 599 35,676
6,639,472
Interactive Media & Services — 6.2%
(a)
Alphabet, Inc., Class A ............... 39,797 4,763,701
Alphabet, Inc., Class C ............... 21,736 2,629,404
Meta Platforms, Inc., Class A ........... 11,542 3,312,323
Snap, Inc., Class A .................. 15,950 188,848
10,894,276
IT Services — 0.0%
Okta, Inc., Class A
(a)
................. 1,163 80,654
Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc. ............. 12,291 1,477,993
Danaher Corp. .................... 5,984 1,436,160
2,914,153
Security
Shares
Shares Value
Machinery — 3.6%
Cummins, Inc. ..................... 3,335 $ 817,609
Deere & Co.
(b)
..................... 4,230 1,713,954
Illinois Tool Works, Inc. ............... 4,475 1,119,466
Oshkosh Corp. .................... 182 15,759
Snap-on, Inc. ..................... 3,722 1,072,643
Timken Co. (The) ................... 3,261 298,479
Xylem, Inc. ....................... 11,624 1,309,095
6,347,005
Media — 1.3%
Comcast Corp., Class A .............. 21,717 902,341
Fox Corp., Class A
(b)
................. 38,308 1,302,472
Fox Corp., Class B .................. 746 23,790
2,228,603
Metals & Mining — 0.1%
Steel Dynamics, Inc. ................. 1,276 138,995
Multi-Utilities — 0.7%
DTE Energy Co. ................... 10,885 1,197,568
Oil, Gas & Consumable Fuels — 3.0%
Cheniere Energy, Inc. ................ 935 142,457
Chevron Corp. ..................... 17,438 2,743,869
ConocoPhillips .................... 10,335 1,070,809
EOG Resources, Inc. ................ 4,227 483,738
Exxon Mobil Corp. .................. 706 75,718
Phillips 66 ........................ 3,010 287,094
Targa Resources Corp. ............... 2,010 152,961
Valero Energy Corp. ................. 2,993 351,079
5,307,725
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co. .............. 36,361 2,325,286
Eli Lilly & Co. ..................... 2,453 1,150,408
Johnson & Johnson ................. 5,525 914,498
Pfizer, Inc. ....................... 1,998 73,287
4,463,479
Professional Services — 0.2%
ExlService Holdings, Inc.
(a)
............ 247 37,312
Insperity, Inc. ...................... 1,951 232,091
269,403
Residential REITs — 0.6%
Equity Residential .................. 16,328 1,077,158
Retail REITs — 0.9%
Brixmor Property Group, Inc. ........... 879 19,338
Simon Property Group, Inc. ............ 12,700 1,466,596
1,485,934
Semiconductors & Semiconductor Equipment — 6.7%
Applied Materials, Inc. ............... 16,597 2,398,931
Intel Corp. ....................... 37,926 1,268,246
Lam Research Corp. ................ 69 44,357
Lattice Semiconductor Corp.
(a)
.......... 3,970 381,398
MaxLinear, Inc.
(a)
................... 8,119 256,236
Microchip Technology, Inc. ............. 1,675 150,063
Micron Technology, Inc. ............... 7,300 460,703
NVIDIA Corp. ..................... 14,414 6,097,410
NXP Semiconductors NV ............. 659 134,884
QUALCOMM, Inc. .................. 4,184 498,063
11,690,291
Software — 12.0%
Adobe, Inc.
(a)
...................... 2,847 1,392,155
Autodesk, Inc.
(a)
.................... 2,066 422,724
Box, Inc., Class A
(a)
................. 1,744 51,239

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Advantage Large Cap Core V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Software (continued)
Cadence Design Systems, Inc.
(a)
........ 369 $ 86,538
Crowdstrike Holdings, Inc., Class A
(a)
...... 249 36,571
Dropbox, Inc., Class A
(a)
.............. 22,845 609,276
Fortinet, Inc.
(a)
..................... 7,900 597,161
Intuit, Inc. ........................ 949 434,822
Manhattan Associates, Inc.
(a)
........... 7,869 1,572,856
Microsoft Corp. .................... 36,845 12,547,196
Palo Alto Networks, Inc.
(a)
............. 573 146,407
RingCentral, Inc., Class A
(a)
............ 5,201 170,229
Salesforce, Inc.
(a)
................... 5,719 1,208,196
ServiceNow, Inc.
(a)
.................. 548 307,960
Splunk, Inc.
(a)
..................... 2,744 291,111
Synopsys, Inc.
(a)
................... 283 123,221
Teradata Corp.
(a)
................... 7,840 418,734
VMware, Inc., Class A
(a)
.............. 905 130,039
Zoom Video Communications, Inc., Class A
(a)
4,719 320,326
20,866,761
Specialized REITs — 0.8%
SBA Communications Corp. ........... 5,766 1,336,328
Specialty Retail — 2.5%
AutoNation, Inc.
(a)
................... 2,977 490,044
Best Buy Co., Inc. .................. 2,306 188,977
Chewy, Inc., Class A
(a)
............... 803 31,694
Dick's Sporting Goods, Inc.
(b)
........... 553 73,101
Five Below, Inc.
(a)(b)
.................. 2,522 495,674
Home Depot, Inc. (The) .............. 4,489 1,394,463
Penske Automotive Group, Inc.
(b)
........ 1,330 221,618
TJX Cos., Inc. (The) ................. 16,560 1,404,122
4,299,693
Technology Hardware, Storage & Peripherals — 8.8%
Apple, Inc. ....................... 67,775 13,146,316
Dell Technologies, Inc., Class C ......... 6,772 366,433
Hewlett Packard Enterprise Co. ......... 102,846 1,727,813
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
HP, Inc. ......................... 6,318 $ 194,026
15,434,588
Textiles, Apparel & Luxury Goods — 0.8%
Crocs, Inc.
(a)
...................... 1,371 154,155
Lululemon Athletica, Inc.
(a)
............. 2,775 1,050,338
NIKE, Inc., Class B ................. 1,665 183,766
1,388,259
Trading Companies & Distributors — 1.2%
Herc Holdings, Inc. .................. 853 116,733
WW Grainger, Inc.
(b)
................. 2,447 1,929,680
2,046,413
Total Long-Term Investments — 98.9%
(Cost: $156,937,301) ............................. 172,534,080
Short-Term Securities
Money Market Funds — 3.4%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.98% ................... 1,957,959 1,957,959
SL Liquidity Series, LLC, Money Market Series,
5.28%
(e)
....................... 3,938,235 3,938,628
Total Short-Term Securities — 3.4%
(Cost: $5,896,355) .............................. 5,896,587
Total Investments — 102.3%
(Cost: $162,833,656 ) ............................. 178,430,667
Liabilities in Excess of Other Assets — (2.3)% ............ (3,944,991)
Net Assets — 100.0% ..............................
$ 174,485,676
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,988,821 $ — $ (30,862)
(a)
$ — $ — $ 1,957,959 1,957,959 $ 41,943 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 852,127 3,085,157
(a)
— 1,197 147 3,938,628 3,938,235 5,583
(b)
—
$ 1,197 $ 147 $ 5,896,587 $ 47,526 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Advantage Large Cap Core V.I. Fund
8
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Advantage Large Cap Core V.I. Fund
Schedule of Investments
9
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 10 09/15/23 $ 2,244 $ 31,285
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 31,285 $ — $ — $ — $ 31,285
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2023, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 108,328 $ — $ — $ — $ 108,328
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 85,744 $ — $ — $ — $ 85,744
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,053,057

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Advantage Large Cap Core V.I. Fund
10
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 172,534,080 $ — $ — $ 172,534,080
Short-Term Securities
Money Market Funds ...................................... 1,957,959 — — 1,957,959
$ 174,492,039 $ — $ — $ 174,492,039
Investments valued at NAV
(a)
...................................... 3,938,628
$ —
$ 178,430,667
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 31,285 $ — $ — $ 31,285
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
(unaudited)

June 30, 2023
11
Financial Statements
BlackRock
Advantage Large
Cap Core V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 172,534,080
Investments, at value — affiliated
(c)
.......................................................................................... 5,896,587
Cash pledged: –
Futures contracts .................................................................................................... 91,000
Receivables: –
Investments sold .................................................................................................... 1,736,837
Securities lending income — affiliated ...................................................................................... 391
Capital shares sold ................................................................................................... 3,955
Dividends — unaffiliated ............................................................................................... 109,145
Dividends — affiliated ................................................................................................. 6,602
Variation margin on futures contracts ....................................................................................... 21,688
Prepaid expenses ..................................................................................................... 2,588
Total assets .........................................................................................................
180,402,873
LIABILITIES
Collateral on securities loaned ............................................................................................. 3,953,050
Payables: –
Investments purchased ................................................................................................ 1,604,249
Capital shares redeemed ............................................................................................... 52,232
Distribution fees ..................................................................................................... 4,686
Investment advisory fees .............................................................................................. 70,038
Professional fees .................................................................................................... 35,386
Transfer agent fees .................................................................................................. 111,015
Other accrued expenses ............................................................................................... 86,541
Total liabilities ........................................................................................................
5,917,197
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 174,485,676
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 167,209,409
Accumulated earnings .................................................................................................. 7,276,267
NET ASSETS ........................................................................................................
$ 174,485,676
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 156,937,301
(b)
  Securities loaned, at value .............................................................................................. $ 3,877,443
(c)
  Investments, at cost — affiliated .......................................................................................... $ 5,896,355
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
12
See notes to financial statements.
BlackRock
Advantage Large
Cap Core V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 154,422,082
Shares outstanding ..................................................................................................
8,111,524
Net asset value .....................................................................................................
$ 19.04
Shares authorized ...................................................................................................
200 million
Par value .........................................................................................................
$ 0.10
Class II
Net assets .........................................................................................................
$ 4,025,813
Shares outstanding ..................................................................................................
210,898
Net asset value .....................................................................................................
$ 19.09
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 16,037,781
Shares outstanding ..................................................................................................
785,669
Net asset value .....................................................................................................
$ 20.41
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2023
13
Financial Statements
See notes to financial statements.
BlackRock
Advantage Large
Cap Core V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 1,227,328
Dividends — affiliated ................................................................................................. 41,943
Securities lending income — affiliated — net ................................................................................. 5,583
Foreign taxes withheld ................................................................................................ (100)
Total investment income .................................................................................................
1,274,754
EXPENSES
Investment advisory .................................................................................................. 415,310
Transfer agent — class specific .......................................................................................... 147,562
Professional ....................................................................................................... 35,576
Accounting services .................................................................................................. 27,982
Distribution — class specific ............................................................................................ 21,793
Custodian ......................................................................................................... 18,410
Directors and Officer ................................................................................................. 3,877
Transfer agent ...................................................................................................... 2,482
Miscellaneous ...................................................................................................... 1,897
Total expenses .......................................................................................................
674,889
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (679)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (105,586)
Total expenses after fees waived and/or reimbursed ..............................................................................
568,624
Net investment income ..................................................................................................
706,130
REALIZED AND UNREALIZED GAIN (LOSS) $ 23,487,506
Net realized gain from: $ –
Investments — unaffiliated ........................................................................................... 597,117
Investments — affiliated ............................................................................................. 1,197
Futures contracts .................................................................................................. 108,328
A
706,642
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 22,694,973
Investments — affiliated ............................................................................................. 147
Futures contracts .................................................................................................. 85,744
A
22,780,864
Net realized and unrealized gain ...........................................................................................
23,487,506
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 24,193,636

Statements of Changes in Net Assets

2023
BlackRock Semi-Annual Report to Shareholders
14
See notes to financial statements.
BlackRock Advantage Large Cap Core
V.I. Fund
Six Months Ended
06/30/23 (unaudited) Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 706,130  $ 1,764,189
Net realized gain (loss) .............................................................................. 706,642  (9,755,698)
Net change in unrealized appreciation (depreciation) .......................................................... 22,780,864  (35,893,013)
Net increase (decrease) in net assets resulting from operations ..................................................... 24,193,636  (43,884,522)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ —  (4,014,177)
  Class II ....................................................................................... —  (90,421)
  Class III ....................................................................................... —  (319,351)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (4,423,949)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (11,930,620) (13,609,944)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 12,263,016  (61,918,415)
Beginning of period .................................................................................. 162,222,660  224,141,075
End of period ......................................................................................
$ 174,485,676  $ 162,222,660
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
15
Financial Highlights
BlackRock Advantage Large Cap Core V.I. Fund
Class I
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ...............
$ 16.48  $ 21.17  $ 29.89  $ 27.48  $ 22.80  $ 28.45
Net investment income
(a)
.......................
0.08  0.18  0.25  0.31  0.38  0.42
(b)
Net realized and unrealized gain (loss) ..............
2.48  (4.42) 7.78  5.04  6.20  (1.90)
Net increase (decrease) from investment operations ...... 2.56  (4.24) 8.03  5.35  6.58  (1.48)
Distributions
(c)
– – – – – –
From net investment income ....................
—  (0.17) (0.51) (0.33) (0.39) (0.44)
From net realized gain .........................
—  (0.28) (16.24) (2.61) (1.51) (3.73)
Total distributions ............................. —  (0.45) (16.75) (2.94) (1.90) (4.17)
Net asset value, end of period .................... $ 19.04  $ 16.48  $ 21.17  $ 29.89  $ 27.48  $ 22.80
Total Return
(d)
— — — — — —
Based on net asset value ........................ 15.53%
(e)
(19.99)% 28.44% 19.80% 28.92% (5.22)%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.80%
(g)
0.80% 0.71% 0.71% 0.72% 0.74%
Total expenses after fees waived and/or reimbursed ......
0.66%
(g)
0.65% 0.56% 0.56% 0.57% 0.58%
Net investment income .........................
0.88%
(g)
0.99% 0.76% 1.12% 1.43% 1.45%
(b)
Supplemental Data
Net assets, end of period (000) .................... $ 154,422  $ 144,437  $ 203,609  $ 177,977  $ 169,743  $ 152,717
Portfolio turnover rate ........................... 59% 117% 116%
(h)
121% 129% 149%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.02 per share and 0.06%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
16
BlackRock Advantage Large Cap Core V.I. Fund
Class II
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ...............
$ 16.53  $ 21.24  $ 29.95  $ 27.51  $ 22.83  $ 28.47
Net investment income
(a)
.......................
0.06  0.15  0.19  0.26  0.34  0.37
(b)
Net realized and unrealized gain (loss) ..............
2.50  (4.44) 7.79  5.06  6.19  (1.89)
Net increase (decrease) from investment operations ...... 2.56  (4.29) 7.98  5.32  6.53  (1.52)
Distributions
(c)
– – – – – –
From net investment income ....................
—  (0.14) (0.45) (0.27) (0.34) (0.39)
From net realized gain .........................
—  (0.28) (16.24) (2.61) (1.51) (3.73)
Total distributions ............................. —  (0.42) (16.69) (2.88) (1.85) (4.12)
Net asset value, end of period .................... $ 19.09  $ 16.53  $ 21.24  $ 29.95  $ 27.51  $ 22.83
Total Return
(d)
— — — — — —
Based on net asset value ........................ 15.49%
(e)
(20.17)% 28.20% 19.66% 28.67% (5.37)%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.95%
(g)
0.95% 0.86% 0.86% 0.87% 0.89%
Total expenses after fees waived and/or reimbursed ......
0.83%
(g)
0.82% 0.73% 0.73% 0.74% 0.75%
Net investment income .........................
0.71%
(g)
0.82% 0.59% 0.96% 1.26% 1.28%
(b)
Supplemental Data
Net assets, end of period (000) .................... $ 4,026  $ 3,464  $ 4,570  $ 3,771  $ 4,986  $ 4,390
Portfolio turnover rate ........................... 59% 117% 116%
(h)
121% 129% 149%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.02 per share and 0.06%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
17
Financial Highlights
BlackRock Advantage Large Cap Core V.I. Fund
Class III
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ...............
$ 17.69  $ 22.68  $ 29.58  $ 27.22  $ 22.60  $ 28.23
Net investment income
(a)
.......................
0.06  0.15  0.15  0.23  0.30  0.34
(b)
Net realized and unrealized gain (loss) ..............
2.66  (4.73) 7.73  4.99  6.14  (1.89)
Net increase (decrease) from investment operations ...... 2.72  (4.58) 7.88  5.22  6.44  (1.55)
Distributions
(c)
– – – – – –
From net investment income ....................
—  (0.13) (0.02) (0.25) (0.31) (0.35)
From net realized gain .........................
—  (0.28) (14.76) (2.61) (1.51) (3.73)
Total distributions ............................. —  (0.41) (14.78) (2.86) (1.82) (4.08)
Net asset value, end of period .................... $ 20.41  $ 17.69  $ 22.68  $ 29.58  $ 27.22  $ 22.60
Total Return
(d)
— — — — — —
Based on net asset value ........................ 15.38%
(e)
(20.16)% 28.06% 19.50% 28.56% (5.51)%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.92%
(g)
0.87% 0.95% 0.96% 0.97% 0.99%
Total expenses after fees waived and/or reimbursed ......
0.91%
(g)
0.86% 0.83% 0.84% 0.85% 0.86%
Net investment income .........................
0.63%
(g)
0.79% 0.46% 0.83% 1.15% 1.17%
(b)
Supplemental Data
Net assets, end of period (000) .................... $ 16,038  $ 14,322  $ 15,962  $ 310,785  $ 309,530  $ 278,913
Portfolio turnover rate ........................... 59% 117% 116%
(h)
121% 129% 149%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.02 per share and 0.06%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2023
BlackRock Semi-Annual Report to Shareholders
18
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Advantage
Large Cap Core V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2023 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is

Notes to Financial Statements
(unaudited) (continued)
19
Notes to Financial Statements
primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE"). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2023, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
20
value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Citigroup Global Markets, Inc. ........................ $ 185,991 $ (185,991) $ — $ —
Goldman Sachs & Co. LLC .......................... 357,200 (357,200) — —
J.P. Morgan Securities LLC .......................... 989,140 (989,140) — —
Morgan Stanley .................................. 2,345,112 (2,345,112) — —
$ 3,877,443 $ (3,877,443) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $250 million ....................................................................................................... 0.500%
$250 million - $300 million ................................................................................................. 0.450
$300 million - $400 million ................................................................................................. 0.425
Greater than $400 million ................................................................................................. 0.400

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2023, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the six months ended June 30, 2023 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months  ended June 30, 2023 , the amount waived was $679.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2023, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager – class specific in the Statement of Operations. For the six months ended June 30, 2023, class specific expense reimbursements were as follows:
Share Class Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25
Share Class
Distribution
Fees
Class II ......................................................................................................... $ 2,800
Class III ......................................................................................................... 18,993
$ 21,793
Class I Class II Class III Total
Transfer agent fees - class specific ....................................................... $ 139,376 $ 3,580 $ 4,606 $ 147,562
Class I ................................................................................................................
0.05%
Class II ...............................................................................................................
0.07
Class III ...............................................................................................................
0.08
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 102,576
Class II ...................................................................................................... 2,274
Class III ...................................................................................................... 736
$ 105,586

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
22
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2023, there were no investment advisory fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2023, the Fund paid BIM $1,194 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2023, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2023, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2023, purchases and sales of investments, excluding short-term securities, were $97,367,164 and $108,460,113, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Class I Class II Class III
Expense Limitations ................................................................. 1.25% 1.40% 1.50%
Purchases ............................................................................................................... $ 7,217,343
Sales ................................................................................................................... 10,356,759
Net Realized Loss .......................................................................................................... (201,127)

Notes to Financial Statements
(unaudited) (continued)
23
Notes to Financial Statements
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of December 31, 2022, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $9,639,634.
As of June 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2023, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Advantage Large Cap Core V.I. Fund ............................ $ 163,139,439 $ 20,992,010 $ (5,669,497) $ 15,322,513

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
24
bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Advantage Large Cap Core V.I. Fund
Class I
Shares sold .............................................
68,869 $ 1,210,646 256,851 $ 4,795,090
Shares issued in reinvestment of distributions ........................
— — 245,316 4,014,177
Shares redeemed .........................................
(723,832) (12,715,798) (1,354,455) (24,591,663)
(654,963) $ (11,505,152) (852,288) $ (15,782,396)
Class II
Shares sold .............................................
22,792 $ 396,999 60,218 $ 1,089,936
Shares issued in reinvestment of distributions ........................
— — 5,515 90,421
Shares redeemed .........................................
(21,370) (378,382) (71,451) (1,260,392)
1,422 $ 18,617 (5,718) $ (80,035)
Class III
Shares sold .............................................
154,531 $ 2,923,267 326,039 $ 6,522,777
Shares issued in reinvestment of distributions ........................
— — 18,213 319,351
Shares redeemed .........................................
(178,547) (3,367,352) (238,262) (4,589,641)
(24,016) $ (444,085) 105,990 $ 2,252,487
(677,557) $ (11,930,620) (752,016) $ (13,609,944)

Glossary of Terms Used in this Report
25
Glossary of Terms Used in this Report
Portfolio Abbreviation
REIT Real Estate Investment Trust
S&P Standard & Poor's

June 30, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Advantage Large Cap Value V.I. Fund

Fund Summary
as of June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
2
BlackRock Advantage Large Cap Value V.I. Fund
Investment Objective
BlackRock Advantage Large Cap Value V.I. Fund’s (the “Fund”) investment objective is to seek long-term capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2023, the Fund outperformed its benchmark, the Russell 1000
®
Value Index.
What factors influenced performance?
Equity markets continued to be marked by heightened volatility, but they saw strong gains during the first half of 2023. Equities saw a strong start to the year, supported by economic growth, falling inflation, and China's reopening. However, increasing volatility emerged as stubbornly high core inflation and hawkish rhetoric from policymakers led to market contractions and rising bond yields in February. Financial system vulnerabilities were exposed in March 2023 by the failure of SVB Financial's Silicon Valley Bank, resulting in a sell-off across financials that raised recession expectations. Despite these concerns, growth stocks outperformed value stocks, as market leadership moved toward large-cap tech stocks, supported by falling bond yields. Later, equities officially entered a bull market, recovering more than 20% from October 2022's lows, despite the ongoing monetary tightening cycle having an impact on global economic momentum. Concentration in longer-duration growth names in information technology ("IT") initially prevailed, later broadening to include cyclicals. Although central banks maintained a cautious approach, the markets exhibited resilience and potential for further growth.
Value-related fundamental insights were the primary contributors to relative performance during the reporting period. In particular, insights looking at company cash flows and revenues motivated a successful underweight to banks that contributed to performance in the wake of the banking crisis. Elsewhere, sentiment insights worked well in the second half of the period. Evaluating companies based on online search activity and mobile app usage had a positive impact on performance. Lastly, although macro-
thematic insights broadly struggled during the period, an insight looking at news sentiment at the industry level motivated an overweight to IT stocks that also worked amid the artificial intelligence (“AI”)-fueled market rally.
Sentiment and macro-related insights detracted from relative performance during the period. In particular, positioning around healthcare stocks proved wrongfooted in light of merger and acquisition activity and regulatory outcomes concerning clinical trials during the period. Moreover, human capital insights favoring companies with a higher number of employee benefits and those with better levels of employee satisfaction motivated unsuccessful stock selection in the sector.
Further, macro-related insights notably detracted in the later months of the period, as they struggled to capture evolving market dynamics. An insight looking at supply chain dynamics at the industry level incorrectly drove an overweight to healthcare stocks and struggling industrial stocks. Additionally, capturing investor interest at the industry level drove an unsuccessful overweight to life sciences stocks that undermined the Fund's performance.
Describe recent portfolio activity.
The Fund maintained a balanced allocation of risk across all major drivers of return during the reporting period. However, there were several new stock selection insights added to the Fund. The Fund built upon its existing alternative data capabilities with enhanced data sets to capture informed investor positioning as well as news flow.
Additionally, the Fund developed a new bank quality insight to better identify firms with less exposure to uninsured deposits and commercial real estate amid the emerging industry crisis in March 2023. Finally, in light of the emergent AI theme in the market, the Fund developed a new insight aiming to identify companies likely to benefit from this trend.
Describe portfolio positioning at period end.
Relative to the Russell 1000
®
Value Index, the Fund's positioning remained largely sector-neutral. The Fund had slight overweight positions in the consumer discretionary and healthcare sectors, while maintaining slight underweight positions in financials and materials stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2023 (continued)
3
Fund Summary
BlackRock Advantage Large Cap Value V.I. Fund
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b) (c)
................................................................. 5.22% 11.87% 7.90% 9.55%
Class III
(b) (c)
................................................................ 5.26 11.57 7.66 9.23
Russell 1000
®
Value Index
(d)
.................................................... 5.12 11.54 8.11 9.22
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(c)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities of U.S. issuers and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Large Cap Value V.I. Fund”.
(d)
An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000
®
companies with lower price-to-book ratios and lower
expected growth values.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,052.20 $ 3.05 $ 1,000.00 $ 1,021.82 $ 3.01 0.60%
Class III .................................. 1,000.00 1,052.60 4.33 1,000.00 1,020.58 4.26 0.85
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Financials ....................................... 19.1%
Health Care ..................................... 16.6
Industrials ....................................... 14.0
Information Technology .............................. 9.9
Consumer Staples ................................. 8. 9
Energy ......................................... 7.0
Consumer Discretionary ............................. 6.2
Real Estate ...................................... 4.7
Communication Services ............................. 4.5
Utilities ......................................... 4.1
Materials ....................................... 3.8
Short-Term Securities ............................... 3.0
Liabilities in Excess of Other Assets ..................... (1.8)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
2023
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
June 30, 2023
BlackRock Advantage Large Cap Value V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.0%
General Dynamics Corp. .............. 3,054 $ 657,068
Lockheed Martin Corp. ............... 1,544 710,827
Northrop Grumman Corp. ............. 77 35,097
Textron, Inc. ...................... 7,067 477,941
1,880,933
Air Freight & Logistics — 0.0%
FedEx Corp. ...................... 40 9,916
Automobiles — 1.5%
Ford Motor Co. .................... 15,155 229,295
General Motors Co. ................. 31,904 1,230,218
1,459,513
Banks — 5.1%
Bank of America Corp. ............... 40,479 1,161,343
Citigroup, Inc. ..................... 22,401 1,031,342
JPMorgan Chase & Co. .............. 7,801 1,134,577
KeyCorp ......................... 50,438 466,047
Truist Financial Corp. ................ 2,200 66,770
US Bancorp
(a)
..................... 13,803 456,051
Wells Fargo & Co. .................. 11,941 509,642
4,825,772
Beverages — 1.9%
Coca-Cola Co. (The) ................ 5,397 325,007
Keurig Dr Pepper, Inc. ............... 4,921 153,880
PepsiCo, Inc. ..................... 7,244 1,341,734
1,820,621
Biotechnology — 3.3%
ACELYRIN, Inc.
(b)
................... 1,563 32,667
Amgen, Inc. ...................... 5,006 1,111,432
Exelixis, Inc.
(b)
..................... 7,229 138,146
Gilead Sciences, Inc. ................ 6,350 489,395
Horizon Therapeutics plc
(b)
............ 78 8,022
Incyte Corp.
(b)
..................... 11,486 715,003
Neurocrine Biosciences, Inc.
(b)
.......... 1,793 169,080
Regeneron Pharmaceuticals, Inc.
(b)
....... 567 407,412
Ultragenyx Pharmaceutical, Inc.
(b)
........ 666 30,723
3,101,880
Broadline Retail — 1.6%
Amazon.com, Inc.
(b)
................. 4,196 546,990
eBay, Inc. ........................ 20,782 928,748
Savers Value Village, Inc.
(b)
............ 1,589 37,659
1,513,397
Building Products — 1.1%
Allegion plc ....................... 3,480 417,670
AO Smith Corp.
(a)
................... 2,959 215,356
Johnson Controls International plc ....... 1,672 113,930
Trane Technologies plc ............... 1,647 315,005
1,061,961
Capital Markets — 3.2%
Bank of New York Mellon Corp. (The) ..... 18,472 822,373
Intercontinental Exchange, Inc. ......... 5,206 588,695
Invesco Ltd. ...................... 6,794 114,207
Moody's Corp. ..................... 253 87,973
Nasdaq, Inc. ...................... 20,373 1,015,594
S&P Global, Inc. ................... 913 366,013
2,994,855
Chemicals — 2.8%
DuPont de Nemours, Inc. ............. 554 39,578
Ecolab, Inc. ...................... 6,172 1,152,251
Security
Shares
Shares Value
Chemicals (continued)
FMC Corp. ....................... 1,386 $ 144,615
Huntsman Corp. ................... 3,644 98,461
LyondellBasell Industries NV, Class A ..... 7,708 707,825
Westlake Corp. .................... 4,378 523,040
2,665,770
Commercial Services & Supplies — 0.8%
Cintas Corp. ...................... 1,581 785,883
Rollins, Inc. ....................... 383 16,404
802,287
Communications Equipment — 0.5%
Cisco Systems, Inc. ................. 860 44,496
Juniper Networks, Inc. ............... 14,359 449,868
494,364
Construction & Engineering — 1.2%
AECOM ......................... 12,554 1,063,198
EMCOR Group, Inc. ................. 577 106,618
1,169,816
Construction Materials — 0.2%
Vulcan Materials Co. ................ 1,025 231,076
Consumer Finance — 1.2%
American Express Co. ............... 5,206 906,885
Synchrony Financial ................. 6,744 228,757
1,135,642
Consumer Staples Distribution & Retail — 2.5%
Target Corp. ...................... 1,704 224,758
Walmart, Inc. ...................... 13,496 2,121,301
2,346,059
Containers & Packaging — 0.1%
AptarGroup, Inc. ................... 567 65,693
Diversified Telecommunication Services — 0.4%
AT&T, Inc. ........................ 26,364 420,506
Electric Utilities — 2.2%
Entergy Corp. ..................... 308 29,990
Evergy, Inc. ....................... 10,519 614,520
Exelon Corp. ...................... 613 24,973
IDACORP, Inc.
(a)
................... 509 52,223
Portland General Electric Co.
(a)
.......... 1,412 66,124
PPL Corp. ....................... 41,806 1,106,187
Xcel Energy, Inc. ................... 3,657 227,356
2,121,373
Electrical Equipment — 1.1%
AMETEK, Inc. ..................... 3,503 567,066
Eaton Corp. plc .................... 2,334 469,367
1,036,433
Electronic Equipment, Instruments & Components — 0.8%
Flex Ltd.
(b)
........................ 15,574 430,465
TD SYNNEX Corp.
(a)
................ 3,471 326,274
756,739
Energy Equipment & Services — 0.2%
Halliburton Co. .................... 4,808 158,616
Entertainment — 0.5%
Activision Blizzard, Inc.
(b)
.............. 1,848 155,786
Electronic Arts, Inc. ................. 2,065 267,831
Warner Bros Discovery, Inc.
(b)
.......... 3,079 38,611
462,228

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Advantage Large Cap Value V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services — 4.3%
Berkshire Hathaway, Inc., Class B
(b)
...... 5,807 $ 1,980,187
Block, Inc., Class A
(b)
................ 4,748 316,074
Fidelity National Information Services, Inc. .. 4,151 227,060
Global Payments, Inc. ............... 619 60,984
Mastercard, Inc., Class A .............. 976 383,861
PayPal Holdings, Inc.
(b)
............... 7,822 521,962
StoneCo Ltd., Class A
(b)
.............. 2,827 36,016
Visa, Inc., Class A
(a)
................. 2,401 570,189
4,096,333
Food Products — 2.1%
Archer-Daniels-Midland Co. ............ 7,163 541,236
General Mills, Inc. .................. 2,379 182,469
Hershey Co. (The) .................. 3,791 946,613
JM Smucker Co. (The) ............... 1,455 214,860
Kellogg Co. ....................... 1,298 87,485
1,972,663
Gas Utilities — 0.1%
New Jersey Resources Corp. ........... 409 19,305
ONE Gas, Inc. ..................... 610 46,854
66,159
Ground Transportation — 0.4%
Norfolk Southern Corp. ............... 1,635 370,753
Ryder System, Inc. .................. 245 20,773
391,526
Health Care Equipment & Supplies — 4.1%
Abbott Laboratories ................. 6,860 747,877
Becton Dickinson & Co. .............. 2,211 583,726
Boston Scientific Corp.
(b)
.............. 26,418 1,428,950
Hologic, Inc.
(b)
..................... 658 53,278
Medtronic plc ..................... 2,229 196,375
Stryker Corp. ..................... 2,839 866,151
3,876,357
Health Care Providers & Services — 3.7%
Cardinal Health, Inc. ................. 273 25,818
Cigna Group (The) .................. 3,166 888,380
CVS Health Corp. .................. 20,854 1,441,637
Elevance Health, Inc. ................ 2,522 1,120,499
3,476,334
Health Care REITs — 0.0%
Ventas, Inc. ...................... 762 36,020
Health Care Technology — 0.2%
Teladoc Health, Inc.
(a)(b)
............... 6,256 158,402
Hotel & Resort REITs — 0.2%
Apple Hospitality REIT, Inc. ............ 608 9,187
Park Hotels & Resorts, Inc.
(a)
........... 10,874 139,405
148,592
Hotels, Restaurants & Leisure — 1.2%
Boyd Gaming Corp.
(a)
................ 4,294 297,875
Caesars Entertainment, Inc.
(b)
.......... 1,198 61,062
Cava Group, Inc.
(b)
.................. 1,222 50,041
McDonald's Corp. .................. 787 234,848
MGM Resorts International ............ 5,187 227,813
Penn Entertainment, Inc.
(a)(b)
........... 404 9,708
Travel + Leisure Co. ................. 5,271 212,632
Yum! Brands, Inc. .................. 154 21,337
1,115,316
Household Durables — 0.8%
Lennar Corp., Class A ................ 279 34,961
Taylor Morrison Home Corp.
(b)
.......... 7,006 341,683
Security
Shares
Shares Value
Household Durables (continued)
Toll Brothers, Inc. ................... 1,600 $ 126,512
TopBuild Corp.
(b)
................... 57 15,163
Whirlpool Corp.
(a)
................... 1,661 247,140
765,459
Household Products — 2.4%
Kimberly-Clark Corp. ................ 7,474 1,031,861
Procter & Gamble Co. (The) ........... 8,033 1,218,927
2,250,788
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) ................... 7,555 156,615
Industrial Conglomerates — 1.7%
Honeywell International, Inc. ........... 7,859 1,630,743
Industrial REITs — 0.4%
Prologis, Inc. ...................... 3,288 403,207
Insurance — 5.3%
Allstate Corp. (The) ................. 6,760 737,110
American Financial Group, Inc. ......... 339 40,256
Everest Re Group Ltd. ............... 727 248,532
Hartford Financial Services Group, Inc. (The) 5,645 406,553
Marsh & McLennan Cos., Inc. .......... 4,646 873,820
MetLife, Inc. ...................... 22,796 1,288,658
Prudential Financial, Inc. .............. 1,807 159,414
Reinsurance Group of America, Inc. ...... 145 20,110
Travelers Cos., Inc. (The) ............. 6,926 1,202,769
WR Berkley Corp. .................. 870 51,817
5,029,039
Interactive Media & Services — 1.3%
(b)
Alphabet, Inc., Class A ............... 8,455 1,012,063
Meta Platforms, Inc., Class A ........... 617 177,067
Snap, Inc., Class A .................. 1,209 14,315
1,203,445
IT Services — 0.0%
(b)
Akamai Technologies, Inc. ............. 97 8,717
Okta, Inc., Class A .................. 486 33,704
42,421
Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc. ............. 5,306 638,046
Danaher Corp. .................... 3,354 804,960
Thermo Fisher Scientific, Inc. ........... 256 133,568
1,576,574
Machinery — 4.7%
Cummins, Inc. ..................... 2,121 519,985
Deere & Co. ...................... 1,301 527,152
Graco, Inc. ....................... 654 56,473
Illinois Tool Works, Inc. ............... 1,402 350,724
Oshkosh Corp. .................... 5,724 495,641
Snap-on, Inc. ..................... 3,881 1,118,466
Timken Co. (The) ................... 3,895 356,509
Xylem, Inc. ....................... 8,950 1,007,949
4,432,899
Media — 2.2%
Comcast Corp., Class A .............. 26,973 1,120,728
Fox Corp., Class A .................. 27,628 939,352
Fox Corp., Class B .................. 724 23,089
Liberty Media Corp.-Liberty SiriusXM, Class A
(b)
273 8,957
2,092,126

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Advantage Large Cap Value V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining — 0.7%
Newmont Corp. .................... 4,221 $ 180,068
Reliance Steel & Aluminum Co. ......... 362 98,316
Southern Copper Corp. ............... 804 57,679
Steel Dynamics, Inc. ................. 1,959 213,394
United States Steel Corp. ............. 4,927 123,224
672,681
Multi-Utilities — 1.7%
CMS Energy Corp. .................. 9,644 566,585
DTE Energy Co. ................... 9,113 1,002,612
1,569,197
Office REITs — 0.5%
Alexandria Real Estate Equities, Inc. ...... 3,863 438,412
Hudson Pacific Properties, Inc. .......... 2,835 11,964
Kilroy Realty Corp. .................. 829 24,944
475,320
Oil, Gas & Consumable Fuels — 6.8%
Chevron Corp. ..................... 13,709 2,157,111
ConocoPhillips .................... 14,177 1,468,879
EOG Resources, Inc. ................ 2,669 305,441
Exxon Mobil Corp. .................. 10,951 1,174,495
Marathon Oil Corp. .................. 1,437 33,080
Phillips 66 ........................ 4,414 421,007
Pioneer Natural Resources Co. ......... 528 109,391
Targa Resources Corp. ............... 572 43,529
Valero Energy Corp. ................. 4,561 535,005
Williams Cos., Inc. (The) .............. 7,524 245,508
6,493,446
Passenger Airlines — 0.1%
JetBlue Airways Corp.
(b)
.............. 6,356 56,314
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co. .............. 25,405 1,624,650
Johnson & Johnson ................. 6,332 1,048,073
Merck & Co., Inc. ................... 868 100,158
Pfizer, Inc. ....................... 20,794 762,724
3,535,605
Professional Services — 0.1%
ExlService Holdings, Inc.
(b)
............ 139 20,997
Insperity, Inc. ...................... 823 97,904
118,901
Real Estate Management & Development — 0.0%
Zillow Group, Inc., Class A
(b)
........... 279 13,727
Residential REITs — 1.2%
Equity Residential .................. 15,074 994,432
Invitation Homes, Inc. ................ 4,602 158,309
1,152,741
Retail REITs — 1.8%
Brixmor Property Group, Inc. ........... 12,511 275,242
Kimco Realty Corp. ................. 22,998 453,521
Regency Centers Corp. .............. 1,385 85,551
Simon Property Group, Inc. ............ 7,674 886,194
1,700,508
Semiconductors & Semiconductor Equipment — 3.9%
Analog Devices, Inc. ................. 87 16,948
Applied Materials, Inc. ............... 7,382 1,066,994
Intel Corp. ....................... 31,642 1,058,109
Micron Technology, Inc. ............... 9,807 618,920
NVIDIA Corp. ..................... 1,722 728,440
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc. .................. 2,097 $ 249,627
3,739,038
Software — 3.0%
Dropbox, Inc., Class A
(b)
.............. 5,195 138,551
Fortinet, Inc.
(b)
..................... 450 34,016
Manhattan Associates, Inc.
(b)
........... 3,632 725,964
Microsoft Corp. .................... 3,021 1,028,771
Salesforce, Inc.
(b)
................... 3,148 665,046
Teradata Corp.
(b)
................... 1,052 56,187
Zoom Video Communications, Inc., Class A
(b)
2,392 162,369
2,810,904
Specialized REITs — 0.5%
SBA Communications Corp. ........... 1,759 407,666
VICI Properties, Inc. ................. 2,495 78,418
486,084
Specialty Retail — 0.7%
AutoNation, Inc.
(b)
................... 1,073 176,626
Best Buy Co., Inc. .................. 785 64,331
Dick's Sporting Goods, Inc.
(a)
........... 141 18,639
Penske Automotive Group, Inc.
(a)
........ 1,451 241,780
TJX Cos., Inc. (The) ................. 2,259 191,541
692,917
Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc. ....................... 1,565 303,563
Dell Technologies, Inc., Class C ......... 841 45,506
Hewlett Packard Enterprise Co. ......... 66,861 1,123,265
HP, Inc. ......................... 2,679 82,272
1,554,606
Textiles, Apparel & Luxury Goods — 0.4%
(b)
Lululemon Athletica, Inc. .............. 984 372,444
Under Armour, Inc., Class C ........... 931 6,247
378,691
Trading Companies & Distributors — 0.8%
WW Grainger, Inc. .................. 907 715,251
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.
(b)
.......... 2,799 49,346
Total Long-Term Investments — 98.8%
(Cost: $92,639,730) .............................. 93,671,745
Short-Term Securities
Money Market Funds — 3.0%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.98% ................... 1,169,944 1,169,944
SL Liquidity Series, LLC, Money Market Series,
5.28%
(e)
....................... 1,680,038 1,680,206
Total Short-Term Securities — 3.0%
(Cost: $2,850,110) .............................. 2,850,150
Total Investments — 101.8%
(Cost: $95,489,840 ) .............................. 96,521,895
Liabilities in Excess of Other Assets — (1.8)% ............ (1,708,584)
Net Assets — 100.0% ..............................
$ 94,813,311

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Advantage Large Cap Value V.I. Fund
8
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 780,892 $ 389,052
(a)
$ — $ — $ — $ 1,169,944 1,169,944 $ 18,302 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 1,924,169 — (244,565)
(a)
654 (52) 1,680,206 1,680,038 4,088
(b)
—
$ 654 $ (52) $ 2,850,150 $ 22,390 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Advantage Large Cap Value V.I. Fund
Schedule of Investments
9
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 5 09/15/23 $ 1,122 $ 19,893
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 19,893 $ — $ — $ — $ 19,893
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2023, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 119,340 $ — $ — $ — $ 119,340
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 16,550 $ — $ — $ — $ 16,550
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 871,363

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Advantage Large Cap Value V.I. Fund
10
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 93,671,745 $ — $ — $ 93,671,745
Short-Term Securities
Money Market Funds ...................................... 1,169,944 — — 1,169,944
$ 94,841,689 $ — $ — $ 94,841,689
Investments valued at NAV
(a)
...................................... 1,680,206
$ —
$ 96,521,895
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 19,893 $ — $ — $ 19,893
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
(unaudited)

June 30, 2023
11
Financial Statements
BlackRock
Advantage Large
Cap Value V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 93,671,745
Investments, at value — affiliated
(c)
.......................................................................................... 2,850,150
Cash pledged: –
Futures contracts .................................................................................................... 46,000
Receivables: –
Securities lending income — affiliated ...................................................................................... 579
Capital shares sold ................................................................................................... 17,830
Dividends — unaffiliated ............................................................................................... 98,335
Dividends — affiliated ................................................................................................. 3,714
Variation margin on futures contracts ....................................................................................... 10,991
Prepaid expenses ..................................................................................................... 1,491
Total assets .........................................................................................................
96,700,835
LIABILITIES
Collateral on securities loaned ............................................................................................. 1,688,865
Payables: –
Investments purchased ................................................................................................ 28,602
Accounting services fees ............................................................................................... 22,074
Capital shares redeemed ............................................................................................... 28,040
Custodian fees ...................................................................................................... 13,846
Distribution fees ..................................................................................................... 2,258
Investment advisory fees .............................................................................................. 28,862
Printing and postage fees .............................................................................................. 15,144
Professional fees .................................................................................................... 10,039
Transfer agent fees .................................................................................................. 49,455
Other accrued expenses ............................................................................................... 339
Total liabilities ........................................................................................................
1,887,524
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 94,813,311
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 90,476,111
Accumulated earnings .................................................................................................. 4,337,200
NET ASSETS ........................................................................................................
$ 94,813,311
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 92,639,730
(b)
  Securities loaned, at value .............................................................................................. $ 1,542,819
(c)
  Investments, at cost — affiliated .......................................................................................... $ 2,850,110
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
12
See notes to financial statements.
BlackRock
Advantage Large
Cap Value V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 82,851,249
Shares outstanding ..................................................................................................
8,564,827
Net asset value .....................................................................................................
$ 9.67
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class II
Net assets .........................................................................................................
$ —
Shares outstanding ..................................................................................................
—
Net asset value .....................................................................................................
$ —
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 11,962,062
Shares outstanding ..................................................................................................
1,272,937
Net asset value .....................................................................................................
$ 9.40
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2023
13
Financial Statements
See notes to financial statements.
BlackRock
Advantage Large
Cap Value V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 959,677
Dividends — affiliated ................................................................................................. 18,302
Securities lending income — affiliated — net ................................................................................. 4,088
Total investment income .................................................................................................
982,067
EXPENSES
Investment advisory .................................................................................................. 347,888
Transfer agent — class specific .......................................................................................... 77,065
Professional ....................................................................................................... 32,217
Accounting services .................................................................................................. 26,218
Distribution — class specific ............................................................................................ 13,952
Custodian ......................................................................................................... 13,768
Printing and postage ................................................................................................. 7,966
Directors and Officer ................................................................................................. 3,611
Transfer agent ...................................................................................................... 1,612
Miscellaneous ...................................................................................................... 1,265
Total expenses .......................................................................................................
525,562
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (156,239)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (77,065)
Total expenses after fees waived and/or reimbursed ..............................................................................
292,258
Net investment income ..................................................................................................
689,809
REALIZED AND UNREALIZED GAIN (LOSS) $ 4,144,768
Net realized gain from: $ –
Investments — unaffiliated ........................................................................................... 2,145,742
Investments — affiliated ............................................................................................. 654
Futures contracts .................................................................................................. 119,340
A
2,265,736
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 1,862,534
Investments — affiliated ............................................................................................. (52)
Futures contracts .................................................................................................. 16,550
A
1,879,032
Net realized and unrealized gain ...........................................................................................
4,144,768
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 4,834,577

Statements of Changes in Net Assets

2023
BlackRock Semi-Annual Report to Shareholders
14
BlackRock Advantage Large Cap Value
V.I. Fund
Six Months Ended
06/30/23 (unaudited)
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 689,809  $ 1,646,698
Net realized gain .................................................................................. 2,265,736  1,030,328
Net change in unrealized appreciation (depreciation) .......................................................... 1,879,032  (11,733,658)
Net increase (decrease) in net assets resulting from operations ..................................................... 4,834,577  (9,056,632)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ —  (3,347,549)
  Class III ....................................................................................... —  (433,144)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (3,780,693)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (3,760,892) (4,277,057)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 1,073,685  (17,114,382)
Beginning of period .................................................................................. 93,739,626  110,854,008
End of period ......................................................................................
$ 94,813,311  $ 93,739,626
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
15
Financial Highlights
BlackRock Advantage Large Cap Value V.I. Fund
Class I
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ................
$ 9.19  $ 10.43  $ 9.94  $ 9.86  $ 8.40  $ 10.63
Net investment income
(a)
........................
0.07  0.16  0.16  0.16  0.20  0.20
(b)
Net realized and unrealized gain (loss) ...............
0.41  (1.03) 2.44  0.18  1.88  (1.08)
Net increase (decrease) from investment operations ....... 0.48  (0.87) 2.60  0.34  2.08  (0.88)
Distributions
(c)
– – – – – –
From net investment income .....................
—  (0.16) (0.19) (0.16) (0.20) (0.21)
From net realized gain ..........................
—  (0.21) (1.92) (0.10) (0.42) (1.14)
Total distributions .............................. —  (0.37) (2.11) (0.26) (0.62) (1.35)
Net asset value, end of period ..................... $ 9.67  $ 9.19  $ 10.43  $ 9.94  $ 9.86  $ 8.40
Total Return
(d)
— — — — — —
Based on net asset value ......................... 5.22%
(e)
(8.16)% 26.52% 3.66% 24.89% (8.20)%
Ratios to Average Net Assets
(f)
Total expenses ................................
1.10%
(g)
1.09% 1.08% 1.11% 1.13% 1.17%
Total expenses after fees waived and/or reimbursed .......
0.60%
(g)
0.60% 0.60% 0.60% 0.60% 0.61%
Net investment income ..........................
1.52%
(g)
1.69% 1.37% 1.85% 2.12% 1.90%
(b)
Supplemental Data
Net assets, end of period (000) ..................... $ 82,851  $ 82,509  $ 98,863  $ 81,864  $ 87,984  $ 78,685
Portfolio turnover rate ............................ 69% 128% 131% 139% 144% 164%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.01 per share and 0.09%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
16
BlackRock Advantage Large Cap Value V.I. Fund
Class III
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ................
$ 8.93  $ 10.16  $ 9.73  $ 9.66  $ 8.24  $ 10.46
Net investment income
(a)
........................
0.06  0.14  0.12  0.14  0.18  0.18
(b)
Net realized and unrealized gain (loss) ...............
0.41  (1.02) 2.39  0.17  1.84  (1.07)
Net increase (decrease) from investment operations ....... 0.47  (0.88) 2.51  0.31  2.02  (0.89)
Distributions
(c)
– – – – – –
From net investment income .....................
—  (0.14) (0.16) (0.14) (0.18) (0.19)
From net realized gain ..........................
—  (0.21) (1.92) (0.10) (0.42) (1.14)
Total distributions .............................. —  (0.35) (2.08) (0.24) (0.60) (1.33)
Net asset value, end of period ..................... $ 9.40  $ 8.93  $ 10.16  $ 9.73  $ 9.66  $ 8.24
Total Return
(d)
— — — — — —
Based on net asset value ......................... 5.26%
(e)
(8.51)% 26.22% 3.42% 24.60% (8.46)%
Ratios to Average Net Assets
(f)
Total expenses ................................
1.39%
(g)
1.37% 1.34% 1.36% 1.38% 1.42%
Total expenses after fees waived and/or reimbursed .......
0.85%
(g)
0.85% 0.85% 0.85% 0.85% 0.86%
Net investment income ..........................
1.27%
(g)
1.45% 1.11% 1.60% 1.88% 1.70%
(b)
Supplemental Data
Net assets, end of period (000) ..................... $ 11,962  $ 11,230  $ 11,308  $ 5,872  $ 4,976  $ 3,876
Portfolio turnover rate ............................ 69% 128% 131% 139% 144% 164%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.01 per share and 0.09%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
17
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Advantage
Large Cap Value V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
18
techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2023, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(unaudited) (continued)
19
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company, on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate based upon the average daily net assets of the relevant share class of the Fund as follows:
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
BofA Securities, Inc. ............................... $ 60,381 $ (60,381) $ — $ —
Citigroup Global Markets, Inc. ........................ 62,003 (62,003) — —
Goldman Sachs & Co. LLC .......................... 899,435 (899,435) — —
J.P. Morgan Securities LLC .......................... 13,874 (13,874) — —
Morgan Stanley .................................. 507,126 (507,126) — —
$ 1,542,819 $ (1,542,819) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.75%
$1 billion - $3 billion ..................................................................................................... 0.71
$3 billion - $5 billion ..................................................................................................... 0.68
$5 billion - $10 billion .................................................................................................... 0.65
Greater than $10 billion ................................................................................................... 0.64
Share Class Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
20
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2023, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations. For the six months ended June 30, 2023 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager has agreed to voluntarily waive 0.05% of its investment advisory fee payable by the Fund. This voluntary waiver may be reduced or discontinued at any time without notice. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of
Operations. For the six months  ended June 30, 2023 , the amount waived was $23,193.
The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of
Operations. For the six months ended June 30, 2023, the amount waived was $294.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2023, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager – class specific in the Statement of Operations. For the six months ended June 30, 2023, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2023, the Manager waived and/or reimbursed investment advisory fees of $132,752 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
Share Class
Distribution
Fees
Class III ......................................................................................................... $ 13,952
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 65,528 $ 11,537 $ 77,065
Class I ................................................................................................................
0.00%
Class II ...............................................................................................................
0.05
Class III ...............................................................................................................
0.11
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 65,528
Class III ...................................................................................................... 5,398
$ 7 0 , 92 6
Class I Class II Class III
Expense Limitations ................................................................. 0.60% 0.75% 0.85%

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the six months ended June 30, 2023, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2023, the Fund paid BIM $863 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2023, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2023, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2023, purchases and sales of investments, excluding short-term securities, were $64,327,204 and $67,526,363, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class III ...................................................................................................... $ 6,139
Purchases ............................................................................................................... $ 5,407,263
Sales ................................................................................................................... 6,278,100
Net Realized Gain .......................................................................................................... 351,879

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
22
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of June 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2023, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Advantage Large Cap Value V.I. Fund ............................ $ 95,624,419 $ 5,377,664 $ (4,460,295) $ 917,369

Notes to Financial Statements
(unaudited) (continued)
23
Notes to Financial Statements
accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
(a)
There were no Class II Shares outstanding as of June 30, 2023.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Advantage Large Cap Value V.I. Fund
Class I
Shares sold .............................................
269,214 $ 2,530,048 2,015,141 $ 18,766,622
Shares issued in reinvestment of distributions ........................
— — 375,390 3,347,549
Shares redeemed .........................................
(686,369) (6,430,537) (2,888,885) (27,226,503)
(417,155) $ (3,900,489) (498,354) $ (5,112,332)
Class II
(a)
Shares redeemed .........................................
— $ — (64,846) $ (667,230)
— $ — (64,846) $ (667,230)
Class III
Shares sold .............................................
132,533 $ 1,208,129 845,886 $ 8,152,086
Shares issued in reinvestment of distributions ........................
— — 49,913 433,144
Shares redeemed .........................................
(116,472) (1,068,532) (752,420) (7,082,725)
16,061 $ 139,597 143,379 $ 1,502,505
(401,094) $ (3,760,892) (419,821) $ (4,277,057)

Glossary of Terms Used in this Report
2023
BlackRock Semi-Annual Report to Shareholders
24
Portfolio Abbreviation
REIT Real Estate Investment Trust
S&P Standard & Poor's

June 30, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Advantage SMID Cap V.I. Fund

Fund Summary
as of June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
2
BlackRock Advantage SMID Cap V.I. Fund
Investment Objective
BlackRock Advantage SMID Cap V.I. Fund’s (the “Fund”) investment objective is to seek long-term growth of capital.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2023, the Fund underperformed its benchmark, the Russell 2500
TM
Index.
What factors influenced performance?
After performing well early in the reporting period, the Fund struggled in the second quarter of 2023, leading to the Fund's underperformance. Equities saw strong gains initially, driven by economic growth, falling inflation, and China's reopening. However, increasing volatility emerged as stubbornly high core inflation and hawkish rhetoric from policymakers led to market contractions and rising bond yields in February 2023. Financial system vulnerabilities were exposed in March 2023 by the failure of Silicon Valley
Bank, resulting in a sell-off across financials that raised recession expectations. Despite these concerns, growth stocks outperformed value stocks, aided by falling bond yields later in the period and large-cap tech leadership. Equities officially entered a bull market, recovering more than 20% from October 2022's lows, despite the ongoing monetary tightening cycle having an impact on global economic momentum. Concentration in longer-duration growth names in information technology ("IT") initially prevailed, later broadening to include cyclicals. Although central banks maintained a cautious approach, the markets exhibited resilience and potential for further growth.
Fundamental insights detracted the most from the Fund's performance. Specifically, value-related views that favored stocks with substantial investments in research and development supported an ineffective overweight positioning in the healthcare sector. Similarly, insights supporting firms with longer debt maturities to reduce refinancing risk also failed to generate positive results. Additionally, the inclination toward companies with favorable book-to-price ratios detracted, especially as applied to the healthcare and real estate sectors. Insights advocating for positioning against companies with high levels of total risk as measured by the Barra risk model resulted in significant underperformance within the financials sector.
Despite the underperformance driven by fundamental insights, sentiment and macro-thematic insights provided some ballast during the reporting period. Views on retail flows favoring short sellers were the primary contributors to relative performance, motivating an underweight position in the financials sector. Additionally, extracting sentiment from conference calls proved beneficial across numerous sectors, particularly as they prompted an underweight allocation in the consumer discretionary sector. Furthermore, sentiment insights derived from evaluating social media engagement had a positive impact on performance.
Macro-thematic insights also contributed positively to the Fund's relative performance. Utilizing information from online news sources to time industry trends resulted in a favorable underweight position in the energy sector. Additionally, insightful decisions supporting banks with healthier fundamentals proved advantageous amid a challenging period for the financial industry. Lastly, positioning in favor of IT stocks involved in the artificial intelligence (“AI”) ecosystem led to significant gains amid an AI-fueled rally.
Describe recent portfolio activity.
The Fund maintained a balanced allocation of risk across all major drivers of return during the reporting period. However, there were several new stock selection insights added to the Fund. The Fund built upon its existing alternative data capabilities with enhanced data sets to capture informed investor positioning as well as news flow.
Additionally, the Fund developed a new bank quality insight to better identify firms with less exposure to uninsured deposits and commercial real estate amid the emerging industry crisis in March 2023.
Describe portfolio positioning at period end.
From a sector positioning perspective, relative to the Russell 2500
®
Index, the Fund's positioning remained largely sector-neutral. The Fund maintained slight overweights to industrials and consumer discretionary stocks, and maintained slight underweight positions in the materials, financials, and consumer staples sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2023 (continued)
3
Fund Summary
BlackRock Advantage SMID Cap V.I. Fund
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b) (c)
................................................................. 8.34% 15.19% 7.77% 9.59%
Class III
(b) (c)
................................................................ 8.24 14.85 7.50 9.34
Russell 2500™ Index
(d)
....................................................... 8.79 13.58 6.55 9.38
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(c)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. small and medium capitalization companies, and derivatives that have similar economic characteristics to such securities. The Fund primarily intends to invest in equity securities or other financial instruments that are components of, or have characteristics similar to, the securities included in the Russell 2500™ Index. The Fund’s total returns for the period between June 12, 2017 and February 8, 2021 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Advantage U.S. Total Market V.I. Fund”. The Fund’s total returns for the period prior to
June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Value Opportunities V.I. Fund”.
(d)
An index that measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500™ Index is a subset of the Russell
3000
®
Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,083.40 $ 2.84 $ 1,000.00 $ 1,022.07 $ 2.76 0.55%
Class III .................................. 1,000.00 1,082.40 4.13 1,000.00 1,020.83 4.01 0.80
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Industrials ....................................... 20.8%
Financials ....................................... 14.0
Consumer Discretionary ............................. 13.9
Information Technology .............................. 13.0
Health Care ..................................... 12.9
Real Estate ...................................... 7.8
Energy ......................................... 4.4
Materials ....................................... 4.3
Communication Services ............................. 3.6
Consumer Staples ................................. 2.4
Utilities ......................................... 2.0
Short-Term Securities ............................... 16.7
Liabilities in Excess of Other Assets ..................... (15.8)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
2023
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
June 30, 2023
BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.6%
Axon Enterprise, Inc.
(a)(b)
.............. 4,560 $ 889,747
Curtiss-Wright Corp. ................. 5,687 1,044,474
Textron, Inc. ...................... 5,012 338,962
2,273,183
Air Freight & Logistics — 0.4%
Hub Group, Inc., Class A
(b)
............. 6,357 510,594
Automobile Components — 1.3%
Cooper-Standard Holdings, Inc.
(b)
........ 9,124 130,108
Dana, Inc. ........................ 3,275 55,675
Goodyear Tire & Rubber Co. (The)
(b)
...... 5,681 77,716
Lear Corp. ....................... 9,417 1,351,811
Modine Manufacturing Co.
(b)
........... 3,185 105,169
Visteon Corp.
(b)
.................... 1,348 193,586
1,914,065
Automobiles — 0.0%
Winnebago Industries, Inc.
(a)
........... 551 36,746
Banks — 4.3%
Amalgamated Financial Corp.
(a)
......... 12,870 207,078
Bank of Marin Bancorp ............... 274 4,842
BankFinancial Corp. ................. 3,238 26,487
Bar Harbor Bankshares .............. 2,403 59,210
Capital City Bank Group, Inc. ........... 1,274 39,035
Comerica, Inc. ..................... 12,433 526,662
East West Bancorp, Inc. .............. 5,691 300,428
Enterprise Financial Services Corp. ...... 4,360 170,476
FB Financial Corp. .................. 4,121 115,594
First Bank
(a)
....................... 9,277 96,295
First Busey Corp. ................... 1,301 26,150
First Business Financial Services, Inc. ..... 899 26,512
First Internet Bancorp ................ 3,849 57,158
First Merchants Corp. ................ 275 7,763
First Northwest Bancorp .............. 662 7,534
FNCB Bancorp, Inc. ................. 2,151 12,755
Hancock Whitney Corp. .............. 15,576 597,807
Heartland Financial USA, Inc. .......... 14,347 399,851
Heritage Commerce Corp. ............. 20,757 171,868
HomeTrust Bancshares, Inc. ........... 2,907 60,727
Horizon Bancorp, Inc.
(a)
............... 16,628 173,097
Independent Bank Corp. .............. 36,413 617,565
Lakeland Bancorp, Inc.
(a)
.............. 4,415 59,117
Mercantile Bank Corp. ............... 2,127 58,748
Midland States Bancorp, Inc. ........... 11,301 225,003
MidWestOne Financial Group, Inc. ....... 162 3,462
Northrim BanCorp, Inc. ............... 1,220 47,983
OceanFirst Financial Corp. ............ 29,728 464,351
Pinnacle Financial Partners, Inc. ......... 16,873 955,855
Republic First Bancorp, Inc.
(b)
........... 36,013 32,412
Seacoast Banking Corp. of Florida ....... 1,361 30,078
Shore Bancshares, Inc.
(a)
............. 2,789 32,241
Southern First Bancshares, Inc.
(b)
........ 1,370 33,908
Summit Financial Group, Inc. ........... 2,834 58,550
Univest Financial Corp. ............... 3,668 66,317
Washington Trust Bancorp, Inc. ......... 1,478 39,625
Western New England Bancorp, Inc. ...... 8,799 51,386
Zions Bancorp NA .................. 11,042 296,588
6,160,518
Beverages — 0.5%
MGP Ingredients, Inc. ................ 286 30,396
Primo Water Corp. .................. 58,601 734,857
765,253
Security
Shares
Shares Value
Biotechnology — 5.9%
(b)
ACELYRIN, Inc. .................... 2,330 $ 48,697
Agenus, Inc.
(a)
..................... 13,901 22,242
Alector, Inc. ...................... 23,938 143,867
Aligos Therapeutics, Inc. .............. 1,131 1,098
Alkermes plc ...................... 2,789 87,296
ALX Oncology Holdings, Inc. ........... 2,234 16,777
Applied Molecular Transport, Inc. ........ 10,991 2,836
Arcus Biosciences, Inc. ............... 4,693 95,315
Atreca, Inc., Class A
(a)
................ 20,866 20,449
Beyondspring, Inc. .................. 240 283
Black Diamond Therapeutics, Inc. ........ 7,896 39,875
Blueprint Medicines Corp. ............. 2,589 163,625
C4 Therapeutics, Inc. ................ 17,099 47,022
CareDx, Inc.
(a)
..................... 8,924 75,854
Coherus Biosciences, Inc. ............. 40,093 171,197
CRISPR Therapeutics AG
(a)
............ 9,082 509,863
Denali Therapeutics, Inc. .............. 4,128 121,817
Dyne Therapeutics, Inc. .............. 3,092 34,785
Editas Medicine, Inc.
(a)
............... 6,654 54,762
Emergent BioSolutions, Inc. ............ 12,538 92,154
Exact Sciences Corp. ................ 409 38,405
Exelixis, Inc. ...................... 71,658 1,369,384
Fate Therapeutics, Inc.
(a)
.............. 38,371 182,646
Foghorn Therapeutics, Inc. ............ 3,141 22,113
Halozyme Therapeutics, Inc. ........... 23,485 847,104
Impel Pharmaceuticals, Inc.
(a)
........... 2,621 3,329
Intercept Pharmaceuticals, Inc. ......... 1,630 18,028
Ironwood Pharmaceuticals, Inc., Class A ... 2,769 29,462
Karyopharm Therapeutics, Inc. .......... 17,656 31,604
Kodiak Sciences, Inc. ................ 26,946 185,927
Kronos Bio, Inc.
(a)
................... 45,468 78,205
Natera, Inc. ....................... 7,217 351,179
Neurocrine Biosciences, Inc. ........... 8,399 792,026
NextCure, Inc. ..................... 6,717 12,091
Nkarta, Inc. ....................... 4,572 10,013
Olema Pharmaceuticals, Inc.
(a)
.......... 19,320 174,460
Oncorus, Inc. ..................... 1,319 53
PMV Pharmaceuticals, Inc. ............ 22,669 141,908
PTC Therapeutics, Inc. ............... 1,850 75,240
Quince Therapeutics, Inc. ............. 3,368 5,069
Recursion Pharmaceuticals, Inc., Class A
(a)
. 7,096 53,007
REGENXBIO, Inc.
(a)
................. 34,915 697,951
Relay Therapeutics, Inc. .............. 3,483 43,746
Sangamo Therapeutics, Inc. ........... 36,151 46,996
SQZ Biotechnologies Co. ............. 601 162
Sutro Biopharma, Inc. ................ 8,905 41,408
Twist Bioscience Corp. ............... 20,347 416,300
Ultragenyx Pharmaceutical, Inc. ......... 9,055 417,707
United Therapeutics Corp. ............. 2,720 600,440
Veracyte, Inc. ..................... 3,716 94,647
Vir Biotechnology, Inc. ............... 2,420 59,363
8,589,787
Broadline Retail — 0.8%
Dillard's, Inc., Class A ................ 1,210 394,799
Kohl's Corp. ...................... 1,616 37,249
Macy's, Inc. ...................... 10,752 172,570
Nordstrom, Inc.
(a)
................... 20,690 423,524
Savers Value Village, Inc.
(b)
............ 2,396 56,785
1,084,927
Building Products — 2.9%
Allegion plc ....................... 7,823 938,916
AO Smith Corp. .................... 17,888 1,301,889
Builders FirstSource, Inc.
(b)
............ 5,173 703,528
Caesarstone Ltd. ................... 10,845 56,828

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Advantage SMID Cap V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
Owens Corning .................... 645 $ 84,173
UFP Industries, Inc. ................. 11,463 1,112,484
4,197,818
Capital Markets — 2.8%
Carlyle Group, Inc. (The)
(a)
............. 29,728 949,810
Cboe Global Markets, Inc. ............. 8,236 1,136,650
FactSet Research Systems, Inc. ......... 578 231,576
Houlihan Lokey, Inc., Class A
(a)
.......... 7,159 703,801
Invesco Ltd. ...................... 39,888 670,517
MarketAxess Holdings, Inc. ............ 52 13,594
Raymond James Financial, Inc. ......... 199 20,650
Robinhood Markets, Inc., Class A
(b)
....... 21,105 210,628
Victory Capital Holdings, Inc., Class A ..... 4,987 157,290
4,094,516
Chemicals — 1.4%
Cabot Corp. ...................... 1,811 121,138
CF Industries Holdings, Inc. ............ 270 18,743
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
. 22,474 41,801
Huntsman Corp. ................... 31,594 853,670
Livent Corp.
(a)(b)
.................... 25,176 690,578
Quaker Chemical Corp.
(a)
............. 950 185,155
Scotts Miracle-Gro Co. (The)
(a)
.......... 2,781 174,341
2,085,426
Commercial Services & Supplies — 0.1%
BrightView Holdings, Inc.
(b)
............ 17,454 125,320
Healthcare Services Group, Inc. ......... 2,212 33,025
158,345
Communications Equipment — 0.1%
Juniper Networks, Inc. ............... 4,432 138,855
Viasat, Inc.
(b)
...................... 517 21,331
160,186
Construction & Engineering — 2.7%
AECOM ......................... 21,238 1,798,646
Comfort Systems USA, Inc. ............ 216 35,467
EMCOR Group, Inc. ................. 3,607 666,502
Matrix Service Co.
(b)
................. 18,613 109,631
Valmont Industries, Inc. ............... 4,389 1,277,418
3,887,664
Consumer Finance — 1.1%
Enova International, Inc.
(b)
............. 9,287 493,325
EZCORP, Inc., Class A
(b)
.............. 664 5,564
LendingClub Corp.
(b)
................. 13,706 133,634
LendingTree, Inc.
(b)
.................. 12,896 285,131
OneMain Holdings, Inc. ............... 14,910 651,418
Oportun Financial Corp.
(b)
............. 12,391 73,974
1,643,046
Consumer Staples Distribution & Retail — 1.3%
BJ's Wholesale Club Holdings, Inc.
(a)(b)
..... 349 21,991
Casey's General Stores, Inc. ........... 7,315 1,783,982
1,805,973
Containers & Packaging — 0.3%
Graphic Packaging Holding Co. ......... 15,286 367,323
Diversified Consumer Services — 0.3%
American Public Education, Inc.
(b)
........ 1,213 5,749
Duolingo, Inc., Class A
(b)
.............. 256 36,593
Laureate Education, Inc. .............. 18,376 222,166
Mister Car Wash, Inc.
(b)
............... 18,116 174,819
439,327
Security
Shares
Shares Value
Diversified REITs — 0.1%
American Assets Trust, Inc. ............ 6,061 $ 116,371
Diversified Telecommunication Services — 1.0%
Bandwidth, Inc., Class A
(b)
............. 4,155 56,840
EchoStar Corp., Class A
(b)
............. 69,702 1,208,633
Lumen Technologies, Inc.
(a)
............ 9,853 22,268
Ooma, Inc.
(b)
...................... 11,128 166,586
1,454,327
Electric Utilities — 0.8%
Portland General Electric Co.
(a)
.......... 23,872 1,117,926
Electrical Equipment — 1.5%
Atkore, Inc.
(a)(b)
..................... 11,524 1,797,053
nVent Electric plc ................... 3,266 168,754
Sunrun, Inc.
(a)(b)
.................... 14,190 253,433
2,219,240
Electronic Equipment, Instruments & Components — 1.7%
Arrow Electronics, Inc.
(b)
.............. 1,363 195,223
Flex Ltd.
(b)
........................ 6,869 189,859
Insight Enterprises, Inc.
(b)
............. 2,819 412,532
Sanmina Corp.
(b)
................... 1,525 91,912
TD SYNNEX Corp. .................. 16,839 1,582,866
2,472,392
Energy Equipment & Services — 1.2%
Borr Drilling Ltd.
(b)
.................. 4,568 34,397
ChampionX Corp. .................. 462 14,340
Helmerich & Payne, Inc. .............. 8,246 292,321
Liberty Energy, Inc., Class A ........... 18,443 246,583
Newpark Resources, Inc.
(b)
............ 12,441 65,066
Patterson-UTI Energy, Inc. ............ 43,947 526,046
ProPetro Holding Corp.
(b)
.............. 25,592 210,878
Schlumberger NV .................. 1,004 49,316
TechnipFMC plc
(b)
.................. 13,213 219,600
Transocean Ltd.
(a)(b)
................. 9,849 69,042
1,727,589
Entertainment — 0.2%
Endeavor Group Holdings, Inc., Class A
(b)
.. 1,581 37,818
Gaia, Inc., Class A
(b)
................. 1,508 3,483
Lions Gate Entertainment Corp., Class A
(b)
.. 5,736 50,649
Roku, Inc., Class A
(b)
................ 251 16,054
World Wrestling Entertainment, Inc., Class A 1,910 207,178
315,182
Financial Services — 1.4%
Euronet Worldwide, Inc.
(b)
............. 1,328 155,867
Federal Agricultural Mortgage Corp., Class C 2,734 392,985
Jack Henry & Associates, Inc. .......... 1,203 201,298
Pagseguro Digital Ltd., Class A
(b)
........ 29,748 280,821
Paysafe Ltd.
(b)
..................... 16,821 169,724
Repay Holdings Corp., Class A
(b)
........ 10,551 82,614
StoneCo Ltd., Class A
(b)
.............. 47,042 599,315
Toast, Inc., Class A
(b)
................ 4,322 97,548
1,980,172
Food Products — 0.1%
Kellogg Co. ....................... 474 31,947
Sovos Brands, Inc.
(b)
................. 7,096 138,798
Vital Farms, Inc.
(b)
.................. 2,804 33,620
204,365
Gas Utilities — 0.7%
New Jersey Resources Corp. ........... 17,784 839,405
Spire, Inc.
(a)
....................... 2,907 184,420
1,023,825

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Ground Transportation — 0.3%
Covenant Logistics Group, Inc., Class A .... 1,942 $ 85,118
Ryder System, Inc. .................. 1,258 106,666
Saia, Inc.
(b)
....................... 487 166,753
Schneider National, Inc., Class B ........ 3,444 98,912
457,449
Health Care Equipment & Supplies — 2.5%
(b)
Accuray, Inc.
(a)
..................... 14,060 54,412
Enovis Corp. ...................... 12,479 800,153
Globus Medical, Inc., Class A ........... 4,753 282,994
Haemonetics Corp. ................. 274 23,328
Inari Medical, Inc. .................. 3,133 182,153
Merit Medical Systems, Inc. ............ 19,440 1,625,961
Nevro Corp. ...................... 809 20,565
NuVasive, Inc. ..................... 1,172 48,743
Omnicell, Inc. ..................... 531 39,119
Penumbra, Inc. .................... 444 152,763
STAAR Surgical Co.
(a)
................ 3,852 202,500
Tactile Systems Technology, Inc. ........ 3,054 76,136
Varex Imaging Corp. ................. 3,398 80,091
3,588,918
Health Care Providers & Services — 1.7%
Accolade, Inc.
(b)
.................... 7,153 96,351
CareMax, Inc., Class A
(b)
.............. 4,418 13,740
Ensign Group, Inc. (The)
(a)
............. 18,006 1,718,853
HealthEquity, Inc.
(b)
.................. 928 58,594
Henry Schein, Inc.
(b)
................. 3,155 255,870
Privia Health Group, Inc.
(b)
............. 6,962 181,778
Progyny, Inc.
(b)
..................... 2,322 91,347
R1 RCM, Inc.
(b)
.................... 5,658 104,390
2,520,923
Health Care Technology — 1.1%
(b)
American Well Corp., Class A .......... 57,295 120,320
GoodRx Holdings, Inc., Class A ......... 2,955 16,312
Health Catalyst, Inc. ................. 13,770 172,125
NextGen Healthcare, Inc. ............. 1,963 31,840
Tabula Rasa HealthCare, Inc. .......... 5,153 42,512
Teladoc Health, Inc.
(a)
................ 35,198 891,213
Veradigm, Inc. ..................... 27,057 340,918
1,615,240
Hotel & Resort REITs — 0.7%
Braemar Hotels & Resorts, Inc.
(a)
........ 30,968 124,491
Park Hotels & Resorts, Inc. ............ 68,544 878,734
1,003,225
Hotels, Restaurants & Leisure — 3.9%
Bally's Corp.
(a)(b)
.................... 10,275 159,879
Boyd Gaming Corp.
(a)
................ 24,906 1,727,729
Cava Group, Inc.
(b)
.................. 1,868 76,495
Choice Hotels International, Inc.
(a)
........ 1,510 177,455
Penn Entertainment, Inc.
(a)(b)
........... 15,660 376,310
PlayAGS, Inc.
(b)
.................... 3,494 19,741
Texas Roadhouse, Inc. ............... 8,637 969,762
Wendy's Co. (The)
(a)
................. 43,307 941,927
Wingstop, Inc. ..................... 5,547 1,110,288
Wyndham Hotels & Resorts, Inc. ........ 1,913 131,174
5,690,760
Household Durables — 1.7%
Century Communities, Inc. ............ 935 71,639
GoPro, Inc., Class A
(b)
................ 27,598 114,256
Helen of Troy Ltd.
(a)(b)
................ 939 101,431
Installed Building Products, Inc.
(a)
........ 5,280 740,045
iRobot Corp.
(b)
..................... 691 31,268
Security
Shares
Shares Value
Household Durables (continued)
Taylor Morrison Home Corp.
(a)(b)
......... 13,023 $ 635,132
Toll Brothers, Inc. ................... 1,186 93,777
TopBuild Corp.
(a)(b)
.................. 2,261 601,471
Universal Electronics, Inc.
(b)
............ 2,866 27,571
2,416,590
Household Products — 0.2%
Central Garden & Pet Co., Class A
(b)
...... 8,138 296,711
Independent Power and Renewable Electricity Producers — 0.6%
Brookfield Renewable Corp.
(a)
.......... 22,409 706,332
Clearway Energy, Inc., Class A .......... 5,662 152,874
859,206
Industrial REITs — 0.9%
EastGroup Properties, Inc.
(a)
........... 1,861 323,070
First Industrial Realty Trust, Inc.
(a)
........ 10,722 564,406
Rexford Industrial Realty, Inc. .......... 7,398 386,323
1,273,799
Insurance — 4.3%
American Financial Group, Inc. ......... 2,931 348,056
Assured Guaranty Ltd. ............... 1,984 110,707
Brighthouse Financial, Inc.
(b)
........... 16,674 789,514
Crawford & Co., Class A .............. 1,185 13,142
Everest Re Group Ltd. ............... 2,194 750,041
Hanover Insurance Group, Inc. (The) ..... 1,519 171,693
Hippo Holdings, Inc.
(a)(b)
............... 3,957 65,409
Investors Title Co. .................. 60 8,760
Kinsale Capital Group, Inc. ............ 2,581 965,810
Lincoln National Corp. ............... 10,215 263,138
Oscar Health, Inc., Class A
(b)
........... 12,512 100,847
Reinsurance Group of America, Inc. ...... 7,745 1,074,154
Selective Insurance Group, Inc. ......... 5,093 488,673
Unum Group
(a)
..................... 22,363 1,066,715
6,216,659
Interactive Media & Services — 1.5%
Bumble, Inc., Class A
(b)
............... 32,749 549,528
Eventbrite, Inc., Class A
(b)
............. 23,890 228,149
IAC, Inc.
(b)
........................ 605 37,994
Outbrain, Inc.
(b)
.................... 9,264 45,579
Shutterstock, Inc. ................... 6,487 315,722
Yelp, Inc.
(b)
....................... 23,187 844,239
Ziff Davis, Inc.
(b)
.................... 2,664 186,640
2,207,851
IT Services — 0.3%
(b)
Fastly, Inc., Class A ................. 3,631 57,261
Kyndryl Holdings, Inc.
(a)
............... 10,914 144,938
Unisys Corp. ...................... 5,276 20,999
Wix.com Ltd. ...................... 2,464 192,783
415,981
Leisure Products — 1.0%
Brunswick Corp.
(a)
.................. 7,173 621,469
Topgolf Callaway Brands Corp.
(b)
........ 43,856 870,541
1,492,010
Life Sciences Tools & Services — 0.7%
Bruker Corp. ...................... 7,122 526,458
Medpace Holdings, Inc.
(b)
............. 293 70,370
NanoString Technologies, Inc.
(b)
......... 4,748 19,229
Personalis, Inc.
(a)(b)
.................. 90,166 169,512
QIAGEN NV
(b)
..................... 3,990 179,670
Seer, Inc., Class A
(b)
................. 23,969 102,348
Singular Genomics Systems, Inc.
(a)(b)
...... 4,854 4,029
1,071,616

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Advantage SMID Cap V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery — 4.3%
AGCO Corp. ...................... 3,409 $ 448,011
Astec Industries, Inc. ................ 254 11,542
Graco, Inc. ....................... 22,819 1,970,421
Mueller Industries, Inc.
(a)
.............. 1,495 130,483
Oshkosh Corp. .................... 10,536 912,312
Snap-on, Inc. ..................... 6,808 1,961,997
Timken Co. (The)
(a)
.................. 7,520 688,306
Trinity Industries, Inc. ................ 6,228 160,122
6,283,194
Marine Transportation — 0.1%
Matson, Inc. ...................... 1,440 111,931
Media — 0.4%
Cardlytics, Inc.
(b)
................... 23,151 146,314
comScore, Inc.
(a)(b)
.................. 6,511 5,274
DISH Network Corp., Class A
(b)
......... 6,005 39,573
Entravision Communications Corp., Class A . 1,638 7,191
Gray Television, Inc. ................. 9,051 71,322
iHeartMedia, Inc., Class A
(b)
............ 9,197 33,477
PubMatic, Inc., Class A
(a)(b)
............. 6,591 120,483
TEGNA, Inc. ...................... 5,240 85,098
508,732
Metals & Mining — 2.6%
Reliance Steel & Aluminum Co. ......... 5,828 1,582,827
Royal Gold, Inc. .................... 6,020 690,976
Schnitzer Steel Industries, Inc., Class A .... 557 16,704
Steel Dynamics, Inc. ................. 4,114 448,138
United States Steel Corp. ............. 38,828 971,088
3,709,733
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Great Ajax Corp. ................... 14,590 89,437
Office REITs — 0.4%
Brandywine Realty Trust
(a)
............. 4,513 20,985
Hudson Pacific Properties, Inc. .......... 15,404 65,005
Kilroy Realty Corp.
(a)
................. 11,545 347,389
Paramount Group, Inc.
(a)
.............. 18,728 82,965
516,344
Oil, Gas & Consumable Fuels — 3.2%
Ardmore Shipping Corp. .............. 12,741 157,351
Callon Petroleum Co.
(b)
............... 1,643 57,620
CVR Energy, Inc. ................... 561 16,808
EOG Resources, Inc. ................ 5,048 577,693
Magnolia Oil & Gas Corp., Class A
(a)
...... 74,275 1,552,348
Murphy Oil Corp. ................... 4,004 153,353
Ovintiv, Inc.
(a)
...................... 12,232 465,672
PDC Energy, Inc. ................... 9,360 665,871
SM Energy Co. .................... 2,757 87,204
Targa Resources Corp. ............... 1,113 84,699
Texas Pacific Land Corp.
(a)
............ 412 542,398
World Kinect Corp. .................. 14,450 298,826
4,659,843
Passenger Airlines — 0.4%
Alaska Air Group, Inc.
(b)
............... 6,520 346,733
Copa Holdings SA, Class A
(a)
........... 917 101,402
JetBlue Airways Corp.
(b)
.............. 11,308 100,189
548,324
Personal Care Products — 0.3%
(b)
elf Beauty, Inc.
(a)
................... 3,107 354,913
Nature's Sunshine Products, Inc. ........ 1,667 22,754
377,667
Security
Shares
Shares Value
Pharmaceuticals — 0.9%
Corcept Therapeutics, Inc.
(b)
........... 1,076 $ 23,941
Elanco Animal Health, Inc.
(b)
............ 9,894 99,534
Harmony Biosciences Holdings, Inc.
(b)
..... 2,334 82,133
Jazz Pharmaceuticals plc
(b)
............ 5,862 726,712
Nektar Therapeutics
(b)
................ 88,684 51,011
NGM Biopharmaceuticals, Inc.
(b)
......... 13,765 35,651
Perrigo Co. plc .................... 6,765 229,672
Scilex Holding Co.(Acquired 01/06/23, cost
$17,290)
(a)(b)(c)
................... 1,650 9,029
Tarsus Pharmaceuticals, Inc.
(b)
.......... 1,165 21,052
Tricida, Inc.
(a)(b)(d)
................... 14,390 —
1,278,735
Professional Services — 3.7%
ExlService Holdings, Inc.
(a)(b)
........... 7,515 1,135,216
Genpact Ltd. ...................... 21,646 813,240
Insperity, Inc. ...................... 13,630 1,621,425
KBR, Inc.
(a)
....................... 22,110 1,438,477
Kelly Services, Inc., Class A ............ 5,396 95,023
Kforce, Inc.
(a)
...................... 1,926 120,683
Mistras Group, Inc.
(b)
................ 8,655 66,817
TaskUS, Inc., Class A
(b)
............... 8,896 100,703
5,391,584
Real Estate Management & Development — 0.7%
Anywhere Real Estate, Inc.
(b)
........... 5,375 35,905
Compass, Inc., Class A
(b)
.............. 7,105 24,867
eXp World Holdings, Inc.
(a)
............. 1,724 34,963
Opendoor Technologies, Inc.
(b)
.......... 10,787 43,364
Zillow Group, Inc., Class A
(b)
........... 1,488 73,210
Zillow Group, Inc., Class C
(b)
........... 16,267 817,579
1,029,888
Residential REITs — 1.7%
Equity LifeStyle Properties, Inc.
(a)
........ 22,002 1,471,714
Independence Realty Trust, Inc. ......... 53,095 967,391
2,439,105
Retail REITs — 2.3%
Acadia Realty Trust ................. 717 10,318
Agree Realty Corp. ................. 758 49,566
Brixmor Property Group, Inc. ........... 74,834 1,646,348
Kimco Realty Corp. ................. 13,553 267,265
Regency Centers Corp.
(a)
............. 22,881 1,413,359
3,386,856
Semiconductors & Semiconductor Equipment — 3.1%
Allegro MicroSystems, Inc.
(b)
........... 610 27,535
Amkor Technology, Inc.
(a)
.............. 10,014 297,917
Cirrus Logic, Inc.
(b)
.................. 6,790 550,058
Lattice Semiconductor Corp.
(b)
.......... 20,896 2,007,479
MaxLinear, Inc.
(b)
................... 19,233 606,993
Photronics, Inc.
(b)
................... 2,185 56,351
Power Integrations, Inc.
(a)
............. 10,124 958,439
Semtech Corp.
(b)
................... 124 3,157
Silicon Laboratories, Inc.
(a)(b)
............ 197 31,075
4,539,004
Software — 7.1%
(b)
8x8, Inc. ......................... 46,300 195,849
ACI Worldwide, Inc. ................. 9,103 210,917
Appfolio, Inc., Class A ................ 200 34,428
Box, Inc., Class A ................... 9,034 265,419
Domo, Inc., Class B ................. 14,938 218,991
Dropbox, Inc., Class A
(a)
.............. 23,724 632,719
Everbridge, Inc. .................... 3,225 86,752
Expensify, Inc., Class A ............... 10,303 82,218

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Fair Isaac Corp. .................... 1,118 $ 904,697
Guidewire Software, Inc. .............. 3,166 240,869
LivePerson, Inc. .................... 35,654 161,156
Manhattan Associates, Inc.
(a)
........... 9,657 1,930,241
PagerDuty, Inc. .................... 4,054 91,134
PROS Holdings, Inc. ................ 1,386 42,689
Q2 Holdings, Inc. ................... 27,786 858,587
Qualys, Inc. ...................... 6,553 846,451
Rapid7, Inc. ...................... 7,421 336,023
RingCentral, Inc., Class A ............. 17,474 571,924
SEMrush Holdings, Inc., Class A ......... 12,925 123,692
Teradata Corp. .................... 27,674 1,478,068
UiPath, Inc., Class A ................. 21,643 358,625
Upland Software, Inc. ................ 39,360 141,696
Varonis Systems, Inc. ................ 5,995 159,767
Workiva, Inc., Class A ................ 295 29,990
Zuora, Inc., Class A ................. 16,628 182,409
10,185,311
Specialized REITs — 1.1%
CubeSmart ....................... 34,027 1,519,646
Life Storage, Inc. ................... 146 19,412
1,539,058
Specialty Retail — 3.9%
1-800-Flowers.com, Inc., Class A
(b)
....... 2,057 16,045
Aaron's Co., Inc. (The) ............... 6,626 93,692
Asbury Automotive Group, Inc.
(b)
......... 1,120 269,270
AutoNation, Inc.
(b)
................... 645 106,174
Chico's FAS, Inc.
(a)(b)
................. 14,091 75,387
Conn's, Inc.
(b)
..................... 19,847 73,434
Dick's Sporting Goods, Inc.
(a)
........... 3,661 483,948
Five Below, Inc.
(a)(b)
.................. 4,398 864,383
Gap, Inc. (The)
(a)
................... 92,056 822,060
Group 1 Automotive, Inc. .............. 119 30,714
LL Flooring Holdings, Inc.
(b)
............ 1,280 4,902
Murphy USA, Inc. .................. 3,013 937,374
Petco Health & Wellness Co., Inc.
(a)(b)
..... 50,018 445,160
Revolve Group, Inc., Class A
(b)
.......... 11,711 192,060
Stitch Fix, Inc., Class A
(a)(b)
............. 40,780 157,003
Urban Outfitters, Inc.
(a)(b)
.............. 18,259 604,921
Wayfair, Inc., Class A
(a)(b)
.............. 5,044 327,910
Williams-Sonoma, Inc.
(a)
.............. 955 119,509
5,623,946
Technology Hardware, Storage & Peripherals — 0.7%
(b)
Pure Storage, Inc., Class A ............ 4,578 168,562
Super Micro Computer, Inc. ............ 3,313 825,765
994,327
Textiles, Apparel & Luxury Goods — 0.9%
Crocs, Inc.
(b)
...................... 6,102 686,109
Ralph Lauren Corp., Class A
(a)
.......... 4,746 585,182
Skechers USA, Inc., Class A
(b)
.......... 1,677 88,311
1,359,602
Trading Companies & Distributors — 2.8%
GATX Corp. ...................... 13,345 1,718,035
H&E Equipment Services, Inc. .......... 716 32,757
Herc Holdings, Inc. .................. 3,421 468,164
MRC Global, Inc.
(b)
.................. 5,267 53,039
Rush Enterprises, Inc., Class A ......... 18,292 1,111,056
Watsco, Inc.
(a)
..................... 1,553 592,423
3,975,474
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.5%
United States Cellular Corp.
(a)(b)
......... 36,935 $ 651,164
Total Long-Term Investments — 99.1%
(Cost: $140,166,900) ............................. 143,132,283
Short-Term Securities
Money Market Funds — 16.7%
(e)(f)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.98% ................... 1,245,437 1,245,437
SL Liquidity Series, LLC, Money Market Series,
5.28%
(g)
....................... 22,880,216 22,882,504
Total Short-Term Securities — 16.7%
(Cost: $24,127,340) .............................. 24,127,941
Total Investments — 115.8%
(Cost: $164,294,240 ) ............................. 167,260,224
Liabilities in Excess of Other Assets — (15.8)% ........... (22,833,278)
Net Assets — 100.0% ..............................
$ 144,426,946
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $9,029, representing less than 0.05% of its net assets as of period end, and an original cost of $17,290.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Advantage SMID Cap V.I. Fund
10
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,262,746 $ — $ (17,309)
(a)
$ — $ — $ 1,245,437 1,245,437 $ 29,079 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 16,286,903 6,592,998
(a)
— 5,333 (2,730) 22,882,504 22,880,216 32,775
(b)
—
$ 5,333 $ (2,730) $ 24,127,941 $ 61,854 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
11
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 6 09/15/23 $ 1,346 $ 33,578
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 33,578 $ — $ — $ — $ 33,578
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2023, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 106,571 $ — $ — $ — $ 106,571
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 65,780 $ — $ — $ — $ 65,780
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,500,788

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Advantage SMID Cap V.I. Fund
12
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 2,273,183 $ — $ — $ 2,273,183
Air Freight & Logistics .................................... 510,594 — — 510,594
Automobile Components .................................. 1,914,065 — — 1,914,065
Automobiles .......................................... 36,746 — — 36,746
Banks ............................................... 6,160,518 — — 6,160,518
Beverages ........................................... 765,253 — — 765,253
Biotechnology ......................................... 8,589,787 — — 8,589,787
Broadline Retail ........................................ 1,084,927 — — 1,084,927
Building Products ....................................... 4,197,818 — — 4,197,818
Capital Markets ........................................ 4,094,516 — — 4,094,516
Chemicals ............................................ 2,085,426 — — 2,085,426
Commercial Services & Supplies ............................. 158,345 — — 158,345
Communications Equipment ................................ 160,186 — — 160,186
Construction & Engineering ................................ 3,887,664 — — 3,887,664
Consumer Finance ...................................... 1,643,046 — — 1,643,046
Consumer Staples Distribution & Retail ........................ 1,805,973 — — 1,805,973
Containers & Packaging .................................. 367,323 — — 367,323
Diversified Consumer Services .............................. 439,327 — — 439,327
Diversified REITs ....................................... 116,371 — — 116,371
Diversified Telecommunication Services ........................ 1,454,327 — — 1,454,327
Electric Utilities ........................................ 1,117,926 — — 1,117,926
Electrical Equipment ..................................... 2,219,240 — — 2,219,240
Electronic Equipment, Instruments & Components ................. 2,472,392 — — 2,472,392
Energy Equipment & Services .............................. 1,727,589 — — 1,727,589
Entertainment ......................................... 315,182 — — 315,182
Financial Services ...................................... 1,980,172 — — 1,980,172
Food Products ......................................... 204,365 — — 204,365
Gas Utilities ........................................... 1,023,825 — — 1,023,825
Ground Transportation ................................... 457,449 — — 457,449
Health Care Equipment & Supplies ........................... 3,588,918 — — 3,588,918
Health Care Providers & Services ............................ 2,520,923 — — 2,520,923
Health Care Technology .................................. 1,615,240 — — 1,615,240
Hotel & Resort REITs .................................... 1,003,225 — — 1,003,225
Hotels, Restaurants & Leisure .............................. 5,690,760 — — 5,690,760
Household Durables ..................................... 2,416,590 — — 2,416,590
Household Products ..................................... 296,711 — — 296,711
Independent Power and Renewable Electricity Producers ............ 859,206 — — 859,206
Industrial REITs ........................................ 1,273,799 — — 1,273,799
Insurance ............................................ 6,216,659 — — 6,216,659
Interactive Media & Services ............................... 2,207,851 — — 2,207,851
IT Services ........................................... 415,981 — — 415,981
Leisure Products ....................................... 1,492,010 — — 1,492,010
Life Sciences Tools & Services .............................. 1,071,616 — — 1,071,616
Machinery ............................................ 5,835,183 — — 5,835,183
Marine Transportation .................................... 111,931 — — 111,931
Media ............................................... 508,732 — — 508,732
Metals & Mining ........................................ 3,709,733 — — 3,709,733
Mortgage Real Estate Investment Trusts (REITs) .................. 89,437 — — 89,437
Office REITs .......................................... 516,344 — — 516,344
Oil, Gas & Consumable Fuels ............................... 4,659,843 — — 4,659,843
Passenger Airlines ...................................... 548,324 — — 548,324
Personal Care Products .................................. 377,667 — — 377,667
Pharmaceuticals ....................................... 1,269,706 9,029 — 1,278,735
Professional Services .................................... 5,391,584 — — 5,391,584

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
13
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Real Estate Management & Development ....................... $ 1,029,888 $ — $ — $ 1,029,888
Residential REITs ....................................... 2,439,105 — — 2,439,105
Retail REITs .......................................... 3,386,856 — — 3,386,856
Semiconductors & Semiconductor Equipment .................... 4,539,004 — — 4,539,004
Software ............................................. 10,185,311 — — 10,185,311
Specialized REITs ...................................... 1,539,058 — — 1,539,058
Specialty Retail ........................................ 5,623,946 — — 5,623,946
Technology Hardware, Storage & Peripherals .................... 994,327 — — 994,327
Textiles, Apparel & Luxury Goods ............................ 1,359,602 — — 1,359,602
Trading Companies & Distributors ............................ 3,975,474 — — 3,975,474
Wireless Telecommunication Services ......................... 651,164 — — 651,164
Short-Term Securities
Money Market Funds ...................................... 1,245,437 — — 1,245,437
$ 143,920,680 $ 9,029 $ — $ 143,929,709
Investments valued at NAV
(a)
...................................... 23,330,515
$ —
$ 167,260,224
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 33,578 $ — $ — $ 33,578
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
(unaudited)
June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
14
BlackRock
Advantage SMID
Cap V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 143,132,283
Investments, at value — affiliated
(c)
.......................................................................................... 24,127,941
Cash pledged: –
Futures contracts .................................................................................................... 80,000
Foreign currency, at value
(d)
............................................................................................... 736
Receivables: –
Investments sold .................................................................................................... 1,477,303
Securities lending income — affiliated ...................................................................................... 8,824
Swaps   .......................................................................................................... 6,663
Capital shares sold ................................................................................................... 10,719
Dividends — unaffiliated ............................................................................................... 132,144
Dividends — affiliated ................................................................................................. 5,253
Variation margin on futures contracts ....................................................................................... 11,379
Prepaid expenses ..................................................................................................... 1,790
Total assets .........................................................................................................
168,995,035
LIABILITIES
Collateral on securities loaned ............................................................................................. 22,883,799
Payables: –
Investments purchased ................................................................................................ 1,416,613
Capital shares redeemed ............................................................................................... 49,753
Distribution fees ..................................................................................................... 1,436
Investment advisory fees .............................................................................................. 43,804
Professional fees .................................................................................................... 14,129
Other accrued expenses ............................................................................................... 158,555
Total liabilities ........................................................................................................
24,568,089
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 144,426,946
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 161,151,157
Accumulated loss ..................................................................................................... (16,724,211)
NET ASSETS ........................................................................................................
$ 144,426,946
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 140,166,900
(b)
  Securities loaned, at value .............................................................................................. $ 22,495,403
(c)
  Investments, at cost — affiliated .......................................................................................... $ 24,127,340
(d)
  Foreign currency, at cost ............................................................................................... $ 769
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2023
15
Financial Statements
See notes to financial statements.
BlackRock
Advantage SMID
Cap V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 137,510,057
Shares outstanding ..................................................................................................
7,058,910
Net asset value .....................................................................................................
$ 19.48
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class II
Net assets .........................................................................................................
$ —
Shares outstanding ..................................................................................................
—
Net asset value .....................................................................................................
$ —
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 6,916,889
Shares outstanding ..................................................................................................
751,775
Net asset value .....................................................................................................
$ 9.20
Shares authorized ...................................................................................................
10 million
Par value .........................................................................................................
$ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
16
See notes to financial statements.
BlackRock
Advantage SMID
Cap V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 1,027,074
Dividends — affiliated ................................................................................................. 29,079
Securities lending income — affiliated — net ................................................................................. 32,775
Foreign taxes withheld ................................................................................................ (4,751)
Total investment income .................................................................................................
1,084,177
EXPENSES
Investment advisory .................................................................................................. 537,266
Transfer agent — class specific .......................................................................................... 135,756
Professional ....................................................................................................... 34,382
Accounting services .................................................................................................. 27,571
Printing and postage ................................................................................................. 20,296
Custodian ......................................................................................................... 19,953
Distribution — class specific ............................................................................................ 9,029
Directors and Officer ................................................................................................. 3,800
Transfer agent ...................................................................................................... 2,482
Miscellaneous ...................................................................................................... 2,068
Total expenses .......................................................................................................
792,603
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (253,838)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (135,742)
Total expenses after fees waived and/or reimbursed ..............................................................................
403,023
Net investment income ..................................................................................................
681,154
REALIZED AND UNREALIZED GAIN (LOSS) $ 10,822,324
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (3,113,286)
Investments — affiliated ............................................................................................. 5,333
Futures contracts .................................................................................................. 106,571
A
(3,001,382)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 13,760,639
Investments — affiliated ............................................................................................. (2,730)
Foreign currency translations .......................................................................................... 16
Futures contracts .................................................................................................. 65,780
A
13,823,705
Net realized and unrealized gain ...........................................................................................
10,822,323
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 11,503,477

Statements of Changes in Net Assets
17
Financial Statements
BlackRock Advantage SMID Cap V.I. Fund
Six Months Ended
06/30/23 (unaudited)
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 681,154  $ 1,653,317
Net realized loss .................................................................................. (3,001,382) (17,018,419)
Net change in unrealized appreciation (depreciation) .......................................................... 13,823,705  (15,314,741)
Net increase (decrease) in net assets resulting from operations ..................................................... 11,503,477  (30,679,843)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ —  (2,420,852)
  Class II ....................................................................................... —  (34,139)
  Class III ....................................................................................... —  (205,131)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (2,660,122)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (10,556,159) (12,015,735)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 947,318  (45,355,700)
Beginning of period .................................................................................. 143,479,628  188,835,328
End of period ......................................................................................
$ 144,426,946  $ 143,479,628
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
18
BlackRock Advantage SMID Cap V.I. Fund
Class I
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ................
$ 17.98  $ 21.92  $ 27.49  $ 24.65  $ 21.11  $ 25.63
Net investment income
(a)
........................
0.09  0.20  0.23  0.28  0.35  0.34
Net realized and unrealized gain (loss) ...............
1.41  (3.82) 3.13  4.57  5.74  (2.00)
Net increase (decrease) from investment operations ....... 1.50  (3.62) 3.36  4.85  6.09  (1.66)
Distributions
(b)
– – – – – –
From net investment income .....................
—  (0.18) (0.26) (0.30) (0.44) (0.34)
From net realized gain ..........................
—  (0.14) (8.67) (1.71) (2.11) (2.52)
Total distributions .............................. —  (0.32) (8.93) (2.01) (2.55) (2.86)
Net asset value, end of period ..................... $ 19.48  $ 17.98  $ 21.92  $ 27.49  $ 24.65  $ 21.11
Total Return
(c)
— — — — — —
Based on net asset value ......................... 8.34%
(d)
(16.48)% 13.64% 19.96% 28.98% (6.39)%
Ratios to Average Net Assets
(e)
Total expenses ................................
1.09%
(f)
1.07% 1.09% 1.06% 1.02% 1.03%
Total expenses after fees waived and/or reimbursed .......
0.55%
(f)
0.55% 0.55% 0.55% 0.55% 0.55%
Net investment income ..........................
0.96%
(f)
1.07% 0.80% 1.12% 1.45% 1.31%
Supplemental Data
Net assets, end of period (000) ..................... $ 137,510  $ 135,137  $ 179,034  $ 177,134  $ 168,415  $ 218,976
Portfolio turnover rate ............................ 61% 124% 216% 119% 135% 150%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
19
Financial Highlights
BlackRock Advantage SMID Cap V.I. Fund
Class III
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ................
$ 8.50  $ 10.57  $ 17.50  $ 16.33  $ 14.66  $ 18.74
Net investment income
(a)
........................
0.03  0.08  0.10  0.14  0.20  0.20
Net realized and unrealized gain (loss) ...............
0.67  (1.86) 1.85  3.00  3.97  (1.46)
Net increase (decrease) from investment operations ....... 0.70  (1.78) 1.95  3.14  4.17  (1.26)
Distributions
(b)
– – – – – –
From net investment income .....................
—  (0.15) (0.21) (0.26) (0.39) (0.30)
From net realized gain ..........................
—  (0.14) (8.67) (1.71) (2.11) (2.52)
Total distributions .............................. —  (0.29) (8.88) (1.97) (2.50) (2.82)
Net asset value, end of period ..................... $ 9.20  $ 8.50  $ 10.57  $ 17.50  $ 16.33  $ 14.66
Total Return
(c)
— — — — — —
Based on net asset value ......................... 8.24%
(d)
(16.68)% 13.35% 19.65% 28.65% (6.65)%
Ratios to Average Net Assets
(e)
Total expenses ................................
1.35%
(f)
1.33% 1.34% 1.29% 1.31% 1.32%
Total expenses after fees waived and/or reimbursed .......
0.80%
(f)
0.80% 0.80% 0.80% 0.80% 0.80%
Net investment income ..........................
0.72%
(f)
0.83% 0.56% 0.87% 1.19% 1.06%
Supplemental Data
Net assets, end of period (000) ..................... $ 6,917  $ 6,301  $ 7,027  $ 6,553  $ 5,829  $ 5,073
Portfolio turnover rate ............................ 61% 124% 216% 119% 135% 150%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2023
BlackRock Semi-Annual Report to Shareholders
20
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Advantage
SMID Cap V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and
Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2023 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
22
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2023, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
BofA Securities, Inc. ............................... $ 1,087,306 $ (1,087,306) $ — $ —
Citigroup Global Markets, Inc. ........................ 2,913,103 (2,913,103) — —
Goldman Sachs & Co. LLC .......................... 11,913,226 (11,913,226) — —
J.P. Morgan Securities LLC .......................... 4,114,094 (4,114,094) — —
Jefferies LLC .................................... 223,770 (223,770) — —
National Financial Services LLC ....................... 1,039,762 (1,039,762) — —
State Street Bank & Trust Co. ........................ 382,213 (382,213) — —
Toronto-Dominion Bank ............................ 821,929 (821,929) — —
$ 22,495,403 $ (22,495,403) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
23
Notes to Financial Statements
with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2023, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the six months ended June 30, 2023 , the Fund did not pay any amounts to affiliates in return for these services.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.75%
$1 billion - $3 billion ..................................................................................................... 0.71
$3 billion - $5 billion ..................................................................................................... 0.68
$5 billion - $10 billion .................................................................................................... 0.65
Greater than $10 billion ................................................................................................... 0.64
Share Class Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25
Share Class
Distribution
Fees
Class II ......................................................................................................... $ 918
Class III ......................................................................................................... 8,111
$ 9,029

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
24
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months  ended June 30, 2023 , the amount waived was $464.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2023, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager – class specific in the Statement of Operations. For the six months ended June 30, 2023, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2023, the Manager waived and/or reimbursed investment advisory fees of $253,374 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the
Statement of Operations. For the six months ended June 30, 2023, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Class I Class II Class III Total
Transfer agent fees - class specific ....................................................... $ 128,105 $ 1,177 $ 6,474 $ 135,756
Class I ................................................................................................................
0.07%
Class II ...............................................................................................................
0.09
Class III ...............................................................................................................
0.01
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 80,659
Class II ...................................................................................................... 627
Class III ...................................................................................................... 6, 149
$ 87,435
Class I Class II Class III
Expense Limitations ................................................................. 0.55% 0.70% 0.80%
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 47,432
Class II ...................................................................................................... 551
Class III ...................................................................................................... 324
$ 48,307

Notes to Financial Statements
(unaudited) (continued)
25
Notes to Financial Statements
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2023, the Fund paid BIM $7,460 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2023, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2023, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2023, purchases and sales of investments, excluding short-term securities, were $87,861,411 and $97,558,324, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of December 31, 2022, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $17,278,149.
As of June 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Purchases ............................................................................................................... $ 1,696,550
Sales ................................................................................................................... 3,754,114
Net Realized Gain .......................................................................................................... 97,871
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Advantage SMID Cap V.I. Fund ................................ $ 164,686,176 $ 13,519,413 $ (10,911,787) $ 2,607,626

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
26
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2023, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

Notes to Financial Statements
(unaudited) (continued)
27
Notes to Financial Statements
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
(a)
There were no Class II Shares outstanding as of June 30, 2023.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Advantage SMID Cap V.I. Fund
Class I
Shares sold .............................................
75,908 $ 1,430,711 193,187 $ 3,819,123
Shares issued in reinvestment of distributions ........................
— — 138,289 2,420,852
Shares redeemed .........................................
(533,803) (9,966,060) (983,300) (18,643,422)
(457,895) $ (8,535,349) (651,824) $ (12,403,447)
Class II
(a)
Shares sold .............................................
172 $ 3,071 1,792 $ 33,091
Shares issued in reinvestment of distributions ........................
— — 1,964 34,139
Shares redeemed .........................................
(114,183) (2,107,348) (16,837) (313,761)
(114,011) $ (2,104,277) (13,081) $ (246,531)
Class III
Shares sold .............................................
77,645 $ 677,562 159,099 $ 1,417,316
Shares issued in reinvestment of distributions ........................
— — 24,660 205,131
Shares redeemed .........................................
(67,030) (594,095) (107,218) (988,204)
10,615 $ 83,467 76,541 $ 634,243
(561,291) $ (10,556,159) (588,364) $ (12,015,735)

Glossary of Terms Used in this Report
2023
BlackRock Semi-Annual Report to Shareholders
28
Portfolio Abbreviation
S&P Standard & Poor's

June 30, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund

Fund Summary
as of June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
2
BlackRock Basic Value V.I. Fund
Investment Objective
BlackRock Basic Value V.I. Fund’s (the “Fund”) investment objective is to seek capital appreciation and, secondarily, income.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2023, the Fund outperformed its benchmark, the Russell 1000
®
Value Index.
What factors influenced performance?
The largest contribution to the Fund's relative performance came from stock selection in the healthcare sector. Notably, stock selection within the pharmaceuticals industry lifted relative return. Selection decisions in the energy sector, particularly in the oil, gas and consumable fuels industry, proved beneficial. Lastly, stock selection in the financials sector also contributed positively to relative performance.
Conversely, investment decisions within the industrials sector detracted the most from the Fund's relative performance. Specifically, the Fund's lack of exposure to the building products industry was the most significant detractor. Stock selection within information technology also weighed on relative results, most notably through allocation decisions within the semiconductors & semiconductor equipment industry. Other detractors included stock selection within consumer staples.
Describe recent portfolio activity.
During the period, a combination of portfolio trading activity and market price changes resulted in the Fund increasing its exposure to the industrials, utilities, and consumer staples sectors. The Fund reduced its allocations to the financials, consumer discretionary, and healthcare sectors.
Describe portfolio positioning at period end.
The Fund's largest absolute allocations were to the healthcare, financials, and industrials sectors. Relative to the Russell 1000
®
Value Index, the Fund ended the period
with the most significant overweight exposures to the consumer discretionary, healthcare, and communication services sectors. The Fund maintained its most significant underweight sector exposures to real estate, industrials, and utilities.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b) (c)
................................................................. 9.62% 14.90% 8.36% 8.71%
Class III
(b) (c)
................................................................ 9.39 14.55 8.06 8.40
Russell 1000
®
Value Index
(d)
.................................................... 5.12 11.54 8.11 9.22
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(c)
The Fund invests primarily in equity securities that Fund management believes are undervalued, which means that their prices are less than Fund management believes they are worth.
(d)
An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000
®
companies with lower price-to-book ratios and lower
expected growth values.

Fund Summary
as of June 30, 2023 (continued)
3
Fund Summary
BlackRock Basic Value V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,096.20 $ 3.74 $ 1,000.00 $ 1,021.22 $ 3.61 0.72%
Class III .................................. 1,000.00 1,093.90 5.19 1,000.00 1,019.84 5.01 1.00
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Health Care ..................................... 20.5%
Financials ....................................... 19.3
Industrials ....................................... 10.7
Consumer Discretionary ............................. 10.7
Communication Services ............................. 8.2
Consumer Staples ................................. 7.9
Information Technology .............................. 7.9
Energy ......................................... 7.2
Materials ....................................... 3.3
Utilities ......................................... 2.6
Short-Term Securities ............................... 17.2
Liabilities in Excess of Other Assets ..................... (15.5)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
2023
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
(unaudited)
June 30, 2023
BlackRock Basic Value V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.6%
L3Harris Technologies, Inc. ............ 32,990 $ 6,458,452
Raytheon Technologies Corp. .......... 16,220 1,588,911
8,047,363
Automobile Components — 0.5%
Lear Corp. ....................... 11,493 1,649,820
Automobiles — 2.1%
General Motors Co. ................. 168,333 6,490,920
Banks — 9.7%
Citigroup, Inc. ..................... 191,061 8,796,449
Citizens Financial Group, Inc.
(a)
......... 124,390 3,244,091
First Citizens BancShares, Inc., Class A .... 4,946 6,347,944
JPMorgan Chase & Co. .............. 27,760 4,037,414
Wells Fargo & Co. .................. 195,749 8,354,567
30,780,465
Broadline Retail — 1.6%
(b)
Alibaba Group Holding Ltd., ADR
(a)
....... 37,800 3,150,630
Amazon.com, Inc. .................. 15,630 2,037,527
5,188,157
Capital Markets — 1.5%
Carlyle Group, Inc. (The)
(a)
............. 151,630 4,844,579
Chemicals — 1.6%
Axalta Coating Systems Ltd.
(b)
.......... 152,750 5,011,728
Communications Equipment — 1.3%
Ciena Corp.
(a)(b)
.................... 59,030 2,508,185
Cisco Systems, Inc. ................. 32,739 1,693,916
4,202,101
Consumer Staples Distribution & Retail — 2.0%
Dollar General Corp. ................ 7,542 1,280,481
Dollar Tree, Inc.
(b)
................... 35,539 5,099,846
6,380,327
Containers & Packaging — 1.7%
Sealed Air Corp. ................... 135,101 5,404,040
Diversified Telecommunication Services — 1.6%
Verizon Communications, Inc. .......... 137,959 5,130,695
Electric Utilities — 0.6%
American Electric Power Co., Inc. ........ 20,701 1,743,024
Financial Services — 3.1%
Equitable Holdings, Inc. .............. 69,954 1,899,951
Fidelity National Information Services, Inc. .. 108,099 5,913,015
Visa, Inc., Class A
(a)
................. 8,940 2,123,071
9,936,037
Food Products — 3.1%
Kraft Heinz Co. (The) ................ 202,120 7,175,260
Mondelez International, Inc., Class A ...... 37,390 2,727,227
9,902,487
Ground Transportation — 0.5%
Union Pacific Corp. ................. 7,590 1,553,066
Health Care Equipment & Supplies — 8.0%
Baxter International, Inc. .............. 188,390 8,583,048
Koninklijke Philips NV, NYRS, ADR
(a)(b)
.... 91,928 1,993,918
Medtronic plc ..................... 84,870 7,477,047
Zimmer Biomet Holdings, Inc.
(a)
......... 51,021 7,428,658
25,482,671
Security
Shares
Shares Value
Health Care Providers & Services — 7.7%
Cardinal Health, Inc. ................. 84,020 $ 7,945,771
Cigna Group (The) .................. 28,522 8,003,273
Humana, Inc. ..................... 3,066 1,370,901
Laboratory Corp. of America Holdings ..... 29,804 7,192,599
24,512,544
Household Durables — 2.6%
Panasonic Holdings Corp. ............. 459,700 5,636,810
Sony Group Corp., ADR
(a)
............. 28,630 2,577,845
8,214,655
Insurance — 5.0%
American International Group, Inc. ....... 107,787 6,202,064
Fidelity National Financial, Inc., Class A
(a)
... 141,815 5,105,340
Prudential plc, ADR
(a)
................ 65,710 1,860,907
Willis Towers Watson plc .............. 11,830 2,785,965
15,954,276
Interactive Media & Services — 3.6%
(b)
Alphabet, Inc., Class A ............... 32,920 3,940,524
Meta Platforms, Inc., Class A ........... 26,040 7,472,959
11,413,483
IT Services — 2.6%
Cognizant Technology Solutions Corp., Class A 126,988 8,289,777
Machinery — 2.7%
Fortive Corp. ...................... 23,800 1,779,526
Komatsu Ltd. ..................... 244,300 6,607,830
8,387,356
Media — 2.5%
Comcast Corp., Class A .............. 151,998 6,315,517
Fox Corp., Class A .................. 47,670 1,620,780
7,936,297
Multi-Utilities — 2.0%
Public Service Enterprise Group, Inc. ..... 63,594 3,981,620
Sempra Energy .................... 16,290 2,371,661
6,353,281
Oil, Gas & Consumable Fuels — 7.2%
BP plc, ADR
(a)
..................... 211,871 7,476,928
Enterprise Products Partners LP
(a)
....... 159,180 4,194,393
EQT Corp. ....................... 98,245 4,040,817
Hess Corp. ....................... 10,950 1,488,652
Shell plc ......................... 192,900 5,754,532
22,955,322
Personal Care Products — 1.5%
Unilever plc, ADR
(a)
................. 91,291 4,759,000
Pharmaceuticals — 3.7%
AstraZeneca plc ................... 11,111 1,592,809
Bayer AG (Registered) ............... 88,238 4,884,421
Sanofi, ADR
(a)
..................... 95,985 5,173,592
11,650,822
Professional Services — 5.1%
Dun & Bradstreet Holdings, Inc.
(a)
........ 306,420 3,545,280
Leidos Holdings, Inc. ................ 76,240 6,745,715
SS&C Technologies Holdings, Inc. ....... 95,667 5,797,420
16,088,415
Specialty Retail — 0.5%
Ross Stores, Inc. ................... 13,996 1,569,371

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Basic Value V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 3.9%
Samsung Electronics Co. Ltd. .......... 127,220 $ 7,005,151
Western Digital Corp.
(b)
............... 142,930 5,421,335
12,426,486
Textiles, Apparel & Luxury Goods — 3.4%
(a)
Gildan Activewear, Inc. ............... 147,470 4,754,433
Ralph Lauren Corp., Class A ........... 49,291 6,077,580
10,832,013
Tobacco — 1.2%
British American Tobacco plc, ADR ....... 117,160 3,889,712
Wireless Telecommunication Services — 0.5%
Rogers Communications, Inc., Class B .... 33,007 1,505,902
Total Common Stocks — 97.2%
(Cost: $297,817,702) ............................. 308,486,192
Investment Companies
SPDR S&P Biotech ETF
(a)
............. 41,510 3,453,632
Total Investment Companies — 1.1%
(Cost: $3,254,180) .............................. 3,453,632
Total Long-Term Investments — 98.3%
(Cost: $301,071,882) ............................. 311,939,824
Short-Term Securities
Money Market Funds — 17.2%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.98% ................... 5,281,743 5,281,743
SL Liquidity Series, LLC, Money Market Series,
5.28%
(e)
....................... 49,103,145 49,108,055
Total Short-Term Securities — 17.2%
(Cost: $54,386,553) .............................. 54,389,798
Total Investments — 115.5%
(Cost: $355,458,435 ) ............................. 366,329,622
Liabilities in Excess of Other Assets — (15.5)% ........... (49,082,867)
Net Assets — 100.0% ..............................
$ 317,246,755
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Basic Value V.I. Fund
Schedule of Investments
7
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,055,906 $ 4,225,837
(a)
$ — $ — $ — $ 5,281,743 5,281,743 $ 63,822 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 25,043,206 24,061,432
(a)
— 3,045 372 49,108,055 49,103,145 124,054
(b)
—
$ 3,045 $ 372 $ 54,389,798 $ 187,876 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Basic Value V.I. Fund
8
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 8,047,363 $ — $ — $ 8,047,363
Automobile Components .................................. 1,649,820 — — 1,649,820
Automobiles .......................................... 6,490,920 — — 6,490,920
Banks ............................................... 30,780,465 — — 30,780,465
Broadline Retail ........................................ 5,188,157 — — 5,188,157
Capital Markets ........................................ 4,844,579 — — 4,844,579
Chemicals ............................................ 5,011,728 — — 5,011,728
Communications Equipment ................................ 4,202,101 — — 4,202,101
Consumer Staples Distribution & Retail ........................ 6,380,327 — — 6,380,327
Containers & Packaging .................................. 5,404,040 — — 5,404,040
Diversified Telecommunication Services ........................ 5,130,695 — — 5,130,695
Electric Utilities ........................................ 1,743,024 — — 1,743,024
Financial Services ...................................... 9,936,037 — — 9,936,037
Food Products ......................................... 9,902,487 — — 9,902,487
Ground Transportation ................................... 1,553,066 — — 1,553,066
Health Care Equipment & Supplies ........................... 25,482,671 — — 25,482,671
Health Care Providers & Services ............................ 24,512,544 — — 24,512,544
Household Durables ..................................... 2,577,845 5,636,810 — 8,214,655
Insurance ............................................ 15,954,276 — — 15,954,276
Interactive Media & Services ............................... 11,413,483 — — 11,413,483
IT Services ........................................... 8,289,777 — — 8,289,777
Machinery ............................................ 1,779,526 6,607,830 — 8,387,356
Media ............................................... 7,936,297 — — 7,936,297
Multi-Utilities .......................................... 6,353,281 — — 6,353,281
Oil, Gas & Consumable Fuels ............................... 17,200,790 5,754,532 — 22,955,322
Personal Care Products .................................. 4,759,000 — — 4,759,000
Pharmaceuticals ....................................... 5,173,592 6,477,230 — 11,650,822
Professional Services .................................... 16,088,415 — — 16,088,415
Specialty Retail ........................................ 1,569,371 — — 1,569,371
Technology Hardware, Storage & Peripherals .................... 5,421,335 7,005,151 — 12,426,486
Textiles, Apparel & Luxury Goods ............................ 10,832,013 — — 10,832,013
Tobacco ............................................. 3,889,712 — — 3,889,712
Wireless Telecommunication Services ......................... 1,505,902 — — 1,505,902
Investment Companies .................................... 3,453,632 — — 3,453,632
Short-Term Securities
Money Market Funds ...................................... 5,281,743 — — 5,281,743
$ 285,740,014 $ 31,481,553 $ — $ 317,221,567
Investments valued at NAV
(a)
...................................... 49,108,055
$ —
$ 366,329,622
$ —
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Statement of Assets and Liabilities
(unaudited)

June 30, 2023
9
Financial Statements
BlackRock Basic
Value V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 311,939,824
Investments, at value — affiliated
(c)
.......................................................................................... 54,389,798
Foreign currency, at value
(d)
............................................................................................... 9
Receivables: –
Investments sold .................................................................................................... 774,592
Securities lending income — affiliated ...................................................................................... 24,895
Capital shares sold ................................................................................................... 66
Dividends — unaffiliated ............................................................................................... 374,877
Dividends — affiliated ................................................................................................. 18,284
Prepaid expenses ..................................................................................................... 2,682
Total assets .........................................................................................................
367,525,027
LIABILITIES
Bank overdraft ........................................................................................................ 1,411
Collateral on securities loaned ............................................................................................. 49,143,914
Payables: –
Capital shares redeemed ............................................................................................... 711,211
Distribution fees ..................................................................................................... 13,423
Investment advisory fees .............................................................................................. 152,734
Professional fees .................................................................................................... 11,576
Transfer agent fees .................................................................................................. 184,073
Other accrued expenses ............................................................................................... 59,930
Total liabilities ........................................................................................................
50,278,272
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 317,246,755
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 295,646,168
Accumulated earnings .................................................................................................. 21,600,587
NET ASSETS ........................................................................................................
$ 317,246,755
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 301,071,882
(b)
  Securities loaned, at value .............................................................................................. $ 47,745,887
(c)
  Investments, at cost — affiliated .......................................................................................... $ 54,386,553
(d)
  Foreign currency, at cost ............................................................................................... $ 9
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
10
See notes to financial statements.
BlackRock Basic
Value V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 249,477,064
Shares outstanding ..................................................................................................
19,371,240
Net asset value .....................................................................................................
$ 12.88
Shares authorized ...................................................................................................
300 million
Par value .........................................................................................................
$ 0.10
Class II
Net assets .........................................................................................................
$ —
Shares outstanding ..................................................................................................
—
Net asset value .....................................................................................................
$ —
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 67,769,691
Shares outstanding ..................................................................................................
5,335,392
Net asset value .....................................................................................................
$ 12.70
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2023
11
Financial Statements
See notes to financial statements.
BlackRock Basic
Value V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 3,964,141
Dividends — affiliated ................................................................................................. 63,822
Securities lending income — affiliated — net ................................................................................. 124,054
Foreign taxes withheld ................................................................................................ (109,955)
Total investment income .................................................................................................
4,042,062
EXPENSES
Investment advisory .................................................................................................. 930,604
Transfer agent — class specific .......................................................................................... 288,438
Distribution — class specific ............................................................................................ 82,075
Professional ....................................................................................................... 34,715
Accounting services .................................................................................................. 31,456
Printing and postage ................................................................................................. 15,016
Custodian ......................................................................................................... 8,801
Directors and Officer ................................................................................................. 4,404
Transfer agent ...................................................................................................... 2,482
Miscellaneous ...................................................................................................... 2,778
Total expenses .......................................................................................................
1,400,769
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (1,006)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (185,511)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,214,252
Net investment income ..................................................................................................
2,827,810
REALIZED AND UNREALIZED GAIN (LOSS) $ 25,861,179
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 7,204,763
Investments — affiliated ............................................................................................. 3,045
Foreign currency transactions ......................................................................................... (10,712)
A
7,197,096
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 18,661,783
Investments — affiliated ............................................................................................. 372
Foreign currency translations .......................................................................................... 1,927
A
18,664,082
Net realized and unrealized gain ...........................................................................................
25,861,178
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 28,688,988

Statements of Changes in Net Assets

2023
BlackRock Semi-Annual Report to Shareholders
12
See notes to financial statements.
BlackRock Basic Value V.I. Fund
Six Months Ended
06/30/23 (unaudited)
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 2,827,810  $ 4,643,164
Net realized gain .................................................................................. 7,197,096  31,570,244
Net change in unrealized appreciation (depreciation) .......................................................... 18,664,082  (54,102,881)
Net increase (decrease) in net assets resulting from operations ..................................................... 28,688,988  (17,889,473)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ —  (28,722,009)
  Class II ....................................................................................... —  (354,145)
  Class III ....................................................................................... —  (7,411,948)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (36,488,102)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (21,190,797) (988,457)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 7,498,191  (55,366,032)
Beginning of period .................................................................................. 309,748,564  365,114,596
End of period ......................................................................................
$ 317,246,755  $ 309,748,564
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
13
Financial Highlights
BlackRock Basic Value V.I. Fund
Class I
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ................
$ 11.75  $ 13.99  $ 13.58  $ 13.75  $ 12.39  $ 15.60
Net investment income
(a)
........................
0.11  0.19  0.20  0.26  0.31  0.28
Net realized and unrealized gain (loss) ...............
1.02  (0.90) 2.68  0.18  2.63  (1.51)
Net increase (decrease) from investment operations ....... 1.13  (0.71) 2.88  0.44  2.94  (1.23)
Distributions
(b)
– – – – – –
From net investment income .....................
—  (0.19) (0.20) (0.30) (0.35) (0.29)
From net realized gain ..........................
—  (1.34) (2.27) (0.31) (1.23) (1.69)
Total distributions .............................. —  (1.53) (2.47) (0.61) (1.58) (1.98)
Net asset value, end of period ..................... $ 12.88  $ 11.75  $ 13.99  $ 13.58  $ 13.75  $ 12.39
Total Return
(c)
— — — — — —
Based on net asset value ......................... 9.62%
(d)
(4.92)% 21.67% 3.43% 23.91% (7.85)%
Ratios to Average Net Assets
(e)
Total expenses ................................
0.85%
(f)
0.84% 0.85% 0.87% 0.84% 0.85%
Total expenses after fees waived and/or reimbursed .......
0.72%
(f)
0.71% 0.72% 0.73% 0.73% 0.72%
Net investment income ..........................
1.88%
(f)
1.44% 1.32% 2.14% 2.20% 1.80%
Supplemental Data
Net assets, end of period (000) ..................... $ 249,477  $ 243,526  $ 287,095  $ 270,007  $ 288,543  $ 326,873
Portfolio turnover rate ............................ 18% 63% 67% 89% 45% 32%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
14
BlackRock Basic Value V.I. Fund
Class III
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ................
$ 11.61  $ 13.83  $ 13.46  $ 13.62  $ 12.29  $ 15.48
Net investment income
(a)
........................
0.10  0.15  0.16  0.23  0.26  0.24
Net realized and unrealized gain (loss) ...............
0.99  (0.88) 2.65  0.16  2.61  (1.50)
Net increase (decrease) from investment operations ....... 1.09  (0.73) 2.81  0.39  2.87  (1.26)
Distributions
(b)
– – – – – –
From net investment income .....................
—  (0.15) (0.17) (0.24) (0.31) (0.24)
From net realized gain ..........................
—  (1.34) (2.27) (0.31) (1.23) (1.69)
Total distributions .............................. —  (1.49) (2.44) (0.55) (1.54) (1.93)
Net asset value, end of period ..................... $ 12.70  $ 11.61  $ 13.83  $ 13.46  $ 13.62  $ 12.29
Total Return
(c)
— — — — — —
Based on net asset value ......................... 9.39%
(d)
(5.12)% 21.34% 3.13% 23.53% (8.11)%
Ratios to Average Net Assets
(e)
Total expenses ................................
1.11%
(f)
1.11% 1.11% 1.12% 1.13% 1.15%
Total expenses after fees waived and/or reimbursed .......
1.00%
(f)
0.99% 0.99% 1.01% 1.01% 1.00%
Net investment income ..........................
1.61%
(f)
1.16% 1.04% 1.94% 1.86% 1.52%
Supplemental Data
Net assets, end of period (000) ..................... $ 67,770  $ 63,262  $ 74,157  $ 33,584  $ 63,378  $ 57,661
Portfolio turnover rate ............................ 18% 63% 67% 89% 45% 32%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
15
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Basic Value
V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III
Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2023 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
16
services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2023, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 2,335,362 $ (2,335,362) $ — $ —
Citigroup Global Markets, Inc. ........................ 5,207,233 (5,207,233) — —
Goldman Sachs & Co. LLC .......................... 12,912,353 (12,912,353) — —
J.P. Morgan Securities LLC .......................... 11,248,094 (11,248,094) — —
Morgan Stanley .................................. 10,420,663 (10,420,663) — —
National Financial Services LLC ....................... 95,850 (95,850) — —
SG Americas Securities LLC ......................... 3,133,752 (3,133,752) — —
Toronto-Dominion Bank ............................ 2,392,580 (2,392,580) — —
$ 47,745,887 $ (47,745,887) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.60%
$1 billion - $3 billion ..................................................................................................... 0.56
$3 billion - $5 billion ..................................................................................................... 0.54
$5 billion - $10 billion .................................................................................................... 0.52
Greater than $10 billion ................................................................................................... 0.51
Share Class Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
18
For the six months ended June 30, 2023, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the six months ended June 30, 2023 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months  ended June 30, 2023 , the amount waived was $1,006.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2023, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager – class specific in the Statement of Operations. For the six months ended June 30, 2023, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2023, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Share Class
Distribution
Fees
Class II ......................................................................................................... $ 1,320
Class III ......................................................................................................... 80,755
$ 82,075
Class I Class II Class III Total
Transfer agent fees - class specific ....................................................... $ 224,778 $ 1,700 $ 61,960 $ 288,438
Class I ................................................................................................................
0.06%
Class II ...............................................................................................................
0.08
Class III ...............................................................................................................
0.09
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 151,627
Class II ...................................................................................................... 996
Class III ...................................................................................................... 32,888
$ 185,511
Class I Class II Class III
Expense Limitations ................................................................. 1.25% 1.40% 1.50%

Notes to Financial Statements
(unaudited) (continued)
19
Notes to Financial Statements
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2023, the Fund paid BIM $28,911 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2023, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the six months ended June 30, 2023, purchases and sales of investments, excluding short-term securities, were $57,393,044 and $80,968,824, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of June 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Basic Value V.I. Fund ....................................... $ 356,131,014 $ 30,418,984 $ (20,220,376) $ 10,198,608

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
20
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2023, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
(a)
There were no Class II Shares outstanding as of June 30, 2023.
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Basic Value V.I. Fund
Class I
Shares sold .............................................
425,000 $ 5,227,820 644,774 $ 8,730,930
Shares issued in reinvestment of distributions ........................
— — 2,446,283 28,722,009
Shares redeemed .........................................
(1,774,760) (21,846,547) (2,889,874) (38,456,354)
(1,349,760) $ (16,618,727) 201,183 $ (1,003,415)
Class II
(a)
Shares sold .............................................
1,292 $ 15,167 4,168 $ 52,882
Shares issued in reinvestment of distributions ........................
— — 30,276 354,145
Shares redeemed .........................................
(254,389) (3,130,460) (58,720) (762,352)
(253,097) $ (3,115,293) (24,276) $ (355,325)
Class III
Shares sold .............................................
308,824 $ 3,718,532 978,901 $ 13,182,119
Shares issued in reinvestment of distributions ........................
— — 638,546 7,411,948
Shares redeemed .........................................
(423,546) (5,175,309) (1,527,720) (20,223,784)
(114,722) $ (1,456,777) 89,727 $ 370,283
(1,717,579) $ (21,190,797) 266,634 $ (988,457)

Glossary of Terms Used in this Report
2023
BlackRock Semi-Annual Report to Shareholders
22
Portfolio Abbreviation
ADR American Depositary Receipts
ETF Exchange-Traded Fund
NYRS New York Registered Shares
S&P Standard & Poor's
SPDR Standard & Poor’s Depositary Receipts

June 30, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Capital Appreciation V.I. Fund

Fund Summary
as of June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
2
BlackRock Capital Appreciation V.I. Fund
Investment Objective
BlackRock Capital Appreciation V.I. Fund’s (the “Fund”) investment objective is to seek long-term growth of capital.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2023, each of the Fund’s share classes outperformed the Fund’s benchmark, the Russell 1000
®
Growth Index, and the broad-market
S&P 500
®
Index. The following discussion of relative performance pertains to the Russell 1000
®
Growth Index.
What factors influenced performance?
From a sector perspective, the largest contributor to relative performance was positioning within the consumer staples sector. Avoiding exposure to any consumer staples stocks benefited the portfolio. Elsewhere, security selection in the aerospace and defense industry within industrials contributed, specifically through an overweight position in TransDigm Group, Inc. Lastly, maintaining an underweight position in the specialty retail sub-sector within the consumer discretionary sector proved beneficial, particularly in avoiding exposure to Home Depot Inc.
Conversely, the largest detractors from the Fund's relative performance were stock selection in communication services and positioning in the financials sector. Within communication services, a slight overweight allocation to the interactive media and service industry, most notably through an overweight position in Match Group Inc., detracted from relative performance. Positioning in the financial services industry within the financial sector also detracted, specifically due to an overweight position in
Visa Inc. Lastly, selection within the software industry within information technology ("IT") weighed on relative performance, most notably because of the Fund's overweight position in Intuit Inc.
Describe recent portfolio activity.
During the reporting period, the most notable increase in the Fund’s sector weightings was to IT, with an increased allocation to the semiconductors and semiconductor equipment industry. Exposure to communication services increased as well. Conversely, the Fund's exposure to healthcare decreased the most, due to a reduced allocation to the life sciences tools and services industry. Exposure to the financials sector decreased as well.
Describe portfolio positioning at period end.
Relative to its benchmark, the Fund ended the period with its largest overweight positions relative to the benchmark in the financials sector, followed by healthcare and consumer discretionary. The Fund’s largest underweight position was in consumer staples, followed by communication services and industrials.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b) (c)
................................................................. 33.72% 25.34% 11.00% 14.04%
Class III
(b)(c)
................................................................ 33.51 24.99 10.71 13.73
Russell 1000
®
Growth Index
(d)
.................................................. 29.02 27.11 15.14 15.74
S&P 500
®
Index
( e )
........................................................... 16.89 19.59 12.31 12.86
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower .
(b)
Average annual total returns are based on changes in net asset value for the periods shown, and assume reinvestment of all distributions at net asset value on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(c)
The Fund invests primarily in a diversified portfolio consisting primarily of common stock of U.S. companies that Fund management believes have exhibited above-average growth rates in earnings over the long-term.
(d)
An index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000
®
companies with higher price-to-book ratios and higher
forecasted growth values.
(e)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.

Fund Summary
as of June 30, 2023 (continued)
3
Fund Summary
BlackRock Capital Appreciation V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,337.20 $ 4.69 $ 1,000.00 $ 1,020.78 $ 4.06 0.81%
Class III .................................. 1,000.00 1,335.10 6.20 1,000.00 1,019.49 5.36 1.07
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Information Technology .............................. 42.9%
Consumer Discretionary ............................. 18.2
Health Care ..................................... 13.5
Financials ....................................... 11.4
Communication Services ............................. 8.6
Industrials ....................................... 4.6
Energy ......................................... 1.2
Materials ....................................... 1.1
Short-Term Securities ............................... 0.1
Liabilities in Excess of Other Assets ..................... (1.6)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
2023
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
(unaudited)
June 30, 2023
BlackRock Capital Appreciation V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.6%
TransDigm Group, Inc. ............... 5,378 $ 4,808,846
Automobiles — 3.0%
Tesla, Inc.
(a)
....................... 21,147 5,535,650
Broadline Retail — 8.0%
Amazon.com, Inc.
(a)
................. 113,814 14,836,793
Capital Markets — 4.3%
Blackstone, Inc. .................... 22,752 2,115,253
MSCI, Inc. ....................... 4,726 2,217,865
S&P Global, Inc. ................... 9,301 3,728,678
8,061,796
Chemicals — 1.1%
Sherwin-Williams Co. (The) ............ 8,041 2,135,046
Commercial Services & Supplies — 2.0%
Cintas Corp. ...................... 4,104 2,040,016
Waste Connections, Inc. .............. 11,659 1,666,421
3,706,437
Entertainment — 2.4%
Netflix, Inc.
(a)
...................... 10,246 4,513,261
Financial Services — 7.1%
Adyen NV, ADR
(a)
................... 68,413 1,182,861
Mastercard, Inc., Class A .............. 11,064 4,351,471
Visa, Inc., Class A .................. 32,553 7,730,687
13,265,019
Health Care Equipment & Supplies — 4.4%
(a)
Boston Scientific Corp. ............... 38,284 2,070,782
IDEXX Laboratories, Inc. .............. 4,226 2,122,424
Intuitive Surgical, Inc. ................ 11,663 3,988,046
8,181,252
Health Care Providers & Services — 2.7%
UnitedHealth Group, Inc. .............. 10,408 5,002,501
Hotels, Restaurants & Leisure — 3.2%
Chipotle Mexican Grill, Inc.
(a)
........... 1,333 2,851,287
Evolution AB
(b)(c)
.................... 24,998 3,167,842
6,019,129
Interactive Media & Services — 5.3%
(a)
Alphabet, Inc., Class A ............... 75,842 9,078,288
Match Group, Inc. .................. 17,351 726,139
9,804,427
IT Services — 0.3%
MongoDB, Inc., Class A
(a)
............. 1,375 565,111
Life Sciences Tools & Services — 2.6%
Danaher Corp. .................... 13,153 3,156,720
Thermo Fisher Scientific, Inc. ........... 3,363 1,754,645
4,911,365
Oil, Gas & Consumable Fuels — 1.2%
Cheniere Energy, Inc. ................ 12,390 1,887,741
EQT Corp. ....................... 9,603 394,971
2,282,712
Pharmaceuticals — 3.8%
Eli Lilly & Co. ..................... 10,293 4,827,211
Zoetis, Inc., Class A ................. 13,054 2,248,030
7,075,241
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 14.2%
ASML Holding NV (Registered), ADR ..... 8,162 $ 5,915,409
Broadcom, Inc. .................... 6,953 6,031,241
KLA Corp. ........................ 7,905 3,834,083
NVIDIA Corp. ..................... 25,491 10,783,203
26,563,936
Software — 19.0%
Cadence Design Systems, Inc.
(a)
........ 16,131 3,783,042
Intuit, Inc. ........................ 15,256 6,990,147
Microsoft Corp. .................... 51,063 17,388,994
Palo Alto Networks, Inc.
(a)
............. 6,430 1,642,929
Roper Technologies, Inc. .............. 5,412 2,602,090
ServiceNow, Inc.
(a)
.................. 5,291 2,973,383
35,380,585
Specialty Retail — 0.5%
Ross Stores, Inc. ................... 7,718 865,419
Technology Hardware, Storage & Peripherals — 9.3%
Apple, Inc. ....................... 89,479 17,356,242
Textiles, Apparel & Luxury Goods — 3.6%
LVMH Moet Hennessy Louis Vuitton SE .... 3,532 3,330,366
NIKE, Inc., Class B ................. 30,384 3,353,482
6,683,848
Total Common Stocks — 100.6%
(Cost: $134,813,825) ............................. 187,554,616
Preferred Securities
Preferred Stocks — 0.9%
IT Services — 0.9%
ByteDance Ltd., Series E-1 (Acquired 11/11/20,
cost $1,061,774)
(a)(d)(e)
.............. 9,690 1,703,541
Total Preferred Securities — 0.9%
(Cost: $1,061,774) .............................. 1,703,541
Total Long-Term Investments — 101.5%
(Cost: $135,875,599) ............................. 189,258,157
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.98%
(f)(g)
................. 115,157 115,157
Total Short-Term Securities — 0.1%
(Cost: $115,157) ................................ 115,157
Total Investments — 101.6%
(Cost: $135,990,756 ) ............................. 189,373,314
Liabilities in Excess of Other Assets — (1.6)% ............ (2,897,678)
Net Assets — 100.0% ..............................
$ 186,475,636

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Capital Appreciation V.I. Fund
6
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,703,541, representing 0.91% of its net assets as of period end, and an original cost of $1,061,774.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 411,048 $ — $ (295,891)
(a)
$ — $ — $ 115,157 115,157 $ 7,810 $ —
SL Liquidity Series, LLC, Money
Market Series
(b)
.......... 577,041 — (577,572)
(a)
531 — — — 5,201
(c)
—
$ 531 $ — $ 115,157 $ 13,011 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Capital Appreciation V.I. Fund
Schedule of Investments
7
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 4,808,846 $ — $ — $ 4,808,846
Automobiles .......................................... 5,535,650 — — 5,535,650
Broadline Retail ........................................ 14,836,793 — — 14,836,793
Capital Markets ........................................ 8,061,796 — — 8,061,796
Chemicals ............................................ 2,135,046 — — 2,135,046
Commercial Services & Supplies ............................. 3,706,437 — — 3,706,437
Entertainment ......................................... 4,513,261 — — 4,513,261
Financial Services ...................................... 13,265,019 — — 13,265,019
Health Care Equipment & Supplies ........................... 8,181,252 — — 8,181,252
Health Care Providers & Services ............................ 5,002,501 — — 5,002,501
Hotels, Restaurants & Leisure .............................. 2,851,287 3,167,842 — 6,019,129
Interactive Media & Services ............................... 9,804,427 — — 9,804,427
IT Services ........................................... 565,111 — — 565,111
Life Sciences Tools & Services .............................. 4,911,365 — — 4,911,365
Oil, Gas & Consumable Fuels ............................... 2,282,712 — — 2,282,712
Pharmaceuticals ....................................... 7,075,241 — — 7,075,241
Semiconductors & Semiconductor Equipment .................... 26,563,936 — — 26,563,936
Software ............................................. 35,380,585 — — 35,380,585
Specialty Retail ........................................ 865,419 — — 865,419
Technology Hardware, Storage & Peripherals .................... 17,356,242 — — 17,356,242
Textiles, Apparel & Luxury Goods ............................ 3,353,482 3,330,366 — 6,683,848
Preferred Securities ....................................... — — 1,703,541 1,703,541
Short-Term Securities
Money Market Funds ...................................... 115,157 — — 115,157
$ 181,171,565 $ 6,498,208 $ 1,703,541 $ 189,373,314
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Securities Total
Investments
Assets
Opening balance, as of December 31, 2022 ................................................................................... $ 1,596,979 $ 1,596,979
Transfers into Level 3 ................................................................................................. — —
Transfers out of Level 3 ................................................................................................ — —
Accrued discounts/premiums ............................................................................................. — —
Net realized gain .................................................................................................... — —
Net change in unrealized appreciation
(a)(b)
.................................................................................... 106,562 106,562
Purchases ......................................................................................................... — —
Sales ............................................................................................................ — —
Closing balance, as of June 30, 2023 .......................................................................................
$ 1,703,541 $ 1,703,541
Net change in unrealized appreciation on investments still held at June 30, 2023
(b)
..........................................................
$ 106,562 $ 106,562
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

Statement of Assets and Liabilities
(unaudited)
June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
8
BlackRock Capital
Appreciation V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 189,258,157
Investments, at value — affiliated
(b)
.......................................................................................... 115,157
Cash ............................................................................................................. 3,069
Receivables: –
Securities lending income — affiliated ...................................................................................... 730
Capital shares sold ................................................................................................... 75,424
Dividends — unaffiliated ............................................................................................... 20,455
Dividends — affiliated ................................................................................................. 1,002
Prepaid expenses ..................................................................................................... 3,440
Total assets .........................................................................................................
189,477,434
LIABILITIES
Payables: –
Capital shares redeemed ............................................................................................... 2,705,871
Distribution fees ..................................................................................................... 17,878
Investment advisory fees .............................................................................................. 98,484
Professional fees .................................................................................................... 16,093
Other accrued expenses ............................................................................................... 163,472
Total liabilities ........................................................................................................
3,001,798
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 186,475,636
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 129,144,253
Accumulated earnings .................................................................................................. 57,331,383
NET ASSETS ........................................................................................................
$ 186,475,636
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 135,875,599
(b)
  Investments, at cost — affiliated .......................................................................................... $ 115,157
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2023
9
Financial Statements
See notes to financial statements.
BlackRock Capital
Appreciation V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 118,730,256
Shares outstanding ..................................................................................................
14,751,817
Net asset value .....................................................................................................
$ 8.05
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 67,745,380
Shares outstanding ..................................................................................................
8,807,592
Net asset value .....................................................................................................
$ 7.69
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
10
See notes to financial statements.
BlackRock Capital
Appreciation V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 599,057
Dividends — affiliated ................................................................................................. 7,810
Securities lending income — affiliated — net ................................................................................. 5,201
Foreign taxes withheld ................................................................................................ (19,836)
Total investment income .................................................................................................
592,232
EXPENSES
Investment advisory .................................................................................................. 556,368
Transfer agent — class specific .......................................................................................... 161,579
Distribution — class specific ............................................................................................ 78,291
Professional ....................................................................................................... 32,400
Accounting services .................................................................................................. 27,203
Printing and postage ................................................................................................. 8,768
Custodian ......................................................................................................... 5,165
Directors and Officer ................................................................................................. 3,877
Transfer agent ...................................................................................................... 1,809
Miscellaneous ...................................................................................................... 1,554
Total expenses .......................................................................................................
877,014
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (131)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (98,531)
Total expenses after fees waived and/or reimbursed ..............................................................................
778,352
Net investment loss ....................................................................................................
(186,120)
REALIZED AND UNREALIZED GAIN (LOSS) $ 50,489,592
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 4,625,404
Investments — affiliated ............................................................................................. 531
Foreign currency transactions ......................................................................................... (731)
A
4,625,204
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 45,864,384
Foreign currency translations .......................................................................................... 4
A
45,864,388
Net realized and unrealized gain ...........................................................................................
50,489,592
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 50,303,472

Statements of Changes in Net Assets
11
Financial Statements
BlackRock Capital Appreciation V.I. Fund
Six Months Ended
06/30/23 (unaudited) Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment loss ................................................................................ $ (186,120) $ (322,330)
Net realized gain .................................................................................. 4,625,204  3,493,410
Net change in unrealized appreciation (depreciation) .......................................................... 45,864,388  (98,580,536)
Net increase (decrease) in net assets resulting from operations ..................................................... 50,303,472  (95,409,456)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ —  (5,657,960)
  Class III ....................................................................................... —  (3,389,500)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (9,047,460)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (22,766,392) 9,828,889
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 27,537,080  (94,628,027)
Beginning of period .................................................................................. 158,938,556  253,566,583
End of period ......................................................................................
$ 186,475,636  $ 158,938,556
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
12
BlackRock Capital Appreciation V.I. Fund
Class I
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ................
$ 6.02  $ 10.19  $ 10.35  $ 7.99  $ 7.25  $ 10.26
Net investment loss
(a)
..........................
(0.00)
(b)
(0.01) (0.04) (0.03) (0.02) 0.00
(c)(d)
Net realized and unrealized gain (loss) ...............
2.03  (3.81) 2.16  3.36  2.31  0.23
Net increase (decrease) from investment operations ....... 2.03  (3.82) 2.12  3.33  2.29  0.23
Distributions from net realized gain
(e)
................ —  (0.35) (2.28) (0.97) (1.55) (3.24)
Net asset value, end of period ..................... $ 8.05  $ 6.02  $ 10.19  $ 10.35  $ 7.99  $ 7.25
Total Return
(f)
— — — — — —
Based on net asset value ......................... 33.72%
(g)
(37.64)% 21.16% 41.91% 31.99% 2.39%
Ratios to Average Net Assets
(h)
Total expenses ................................
0.93%
(i)
0.93% 0.92% 0.95% 0.93% 0.94%
Total expenses after fees waived and/or reimbursed .......
0.81%
(i)
0.80% 0.79% 0.82% 0.80% 0.80%
Net investment income (loss) ......................
(0.12)%
(i)
(0.08)% (0.35)% (0.33)% (0.20)% 0.01%
(d)
Supplemental Data
Net assets, end of period (000) ..................... $ 118,730  $ 100,146  $ 170,539  $ 162,334  $ 135,871  $ 119,220
Portfolio turnover rate ............................ 13% 66% 42% 37% 43% 45%
(a)
Based on average shares outstanding.
(b)
Amount is greater than $(0.005) per share.
(c)
Amount is less than $0.005 per share.
(d)
Net investment income per share and the ratio of net investment income to average net assets includes $0.02 per share and 0.21%, respectively, resulting from a non-recurring dividend.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
13
Financial Highlights
BlackRock Capital Appreciation V.I. Fund
Class III
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ...............
$ 5.76  $ 9.80  $ 10.05  $ 7.80  $ 7.13  $ 10.17
Net investment loss
(a)
.........................
(0.01) (0.02) (0.07) (0.05) (0.04) (0.03)
(b)
Net realized and unrealized gain (loss) ..............
1.94  (3.67) 2.10  3.27  2.26  0.23
Net increase (decrease) from investment operations ...... 1.93  (3.69) 2.03  3.22  2.22  0.20
Distributions from net realized gain
(c)
............... —  (0.35) (2.28) (0.97) (1.55) (3.24)
Net asset value, end of period .................... $ 7.69  $ 5.76  $ 9.80  $ 10.05  $ 7.80  $ 7.13
Total Return
(d)
— — — — — —
Based on net asset value ........................ 33.51%
(e)
(37.81)% 20.89% 41.52% 31.55% 2.13%
Ratios to Average Net Assets
(f)
Total expenses ...............................
1.19%
(g)
1.18% 1.17% 1.19% 1.17% 1.19%
Total expenses after fees waived and/or reimbursed ......
1.07%
(g)
1.06% 1.05% 1.08% 1.05% 1.06%
Net investment loss ............................
(0.38)%
(g)
(0.34)% (0.61)% (0.59)% (0.47)% (0.28)%
(b)
Supplemental Data
Net assets, end of period (000) .................... $ 67,745  $ 58,793  $ 83,028  $ 73,627  $ 64,102  $ 145,559
Portfolio turnover rate ........................... 13% 66% 42% 37% 43% 45%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.02 per share and 0.19%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2023
BlackRock Semi-Annual Report to Shareholders
14
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Capital
Appreciation V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2023 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing

Notes to Financial Statements
(unaudited) (continued)
15
Notes to Financial Statements
services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
16
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2023, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2023, the class specific distribution fees borne directly by Class III were $78,291.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the six months ended June 30, 2023 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months  ended June 30, 2023 , the amount waived was $131.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2023, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the six months ended June 30, 2023, class specific expense waivers and/or reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.65%
$1 billion - $3 billion ..................................................................................................... 0.61
$3 billion - $5 billion ..................................................................................................... 0.59
$5 billion - $10 billion .................................................................................................... 0.57
Greater than $10 billion ................................................................................................... 0.55
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 100,677 $ 60,902 $ 161,579
Class I ................................................................................................................
0.07%
Class III ...............................................................................................................
0.08
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 62,682
Class III ...................................................................................................... 35,849
$ 98,531
Class I Class III
Expense Limitations .................................................................................. 1.25% 1.50%

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
18
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2023, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2023, the Fund paid BIM $1,115 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2023, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the six months ended June 30, 2023, purchases and sales of investments, excluding short-term securities, were $22,631,604 and $41,558,690, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of December 31, 2022, the Fund had qualified late-year losses of $197,491.

Notes to Financial Statements
(unaudited) (continued)
19
Notes to Financial Statements
As of June 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2023, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Capital Appreciation V.I. Fund ................................. $ 136,292,358 $ 54,788,331 $ (1,707,375) $ 53,080,956

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
20
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following items were noted:
On July 25, 2023, the Board of Directors of the Company approved the reorganization of the Fund into BlackRock Large Cap Focus Growth V.I. Fund. The reorganization is expected to occur during the fourth quarter of 2023.
Six Months Ended
06/30/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Capital Appreciation V.I. Fund
Class I
Shares sold .............................................
152,578 $ 1,124,877 1,533,900 $ 11,079,783
Shares issued in reinvestment of distributions ........................
— — 887,440 5,657,960
Shares redeemed .........................................
(2,047,413) (14,496,173) (2,511,021) (18,834,079)
(1,894,835) $ (13,371,296) (89,681) $ (2,096,336)
Class III
Shares sold .............................................
355,506 $ 2,361,021 1,981,322 $ 14,198,683
Shares issued in reinvestment of distributions ........................
— — 555,215 3,389,500
Shares redeemed .........................................
(1,761,296) (11,756,117) (796,676) (5,662,958)
(1,405,790) $ (9,395,096) 1,739,861 $ 11,925,225
(3,300,625) $ (22,766,392) 1,650,180 $ 9,828,889

Glossary of Terms Used in this Report
21
Glossary of Terms Used in this Report
Portfolio Abbreviation
ADR American Depositary Receipts
MSCI Morgan Stanley Capital International
S&P Standard & Poor's

June 30, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Equity Dividend V.I. Fund

Fund Summary
as of June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
2
BlackRock Equity Dividend V.I. Fund
Investment Objective
BlackRock Equity Dividend V.I. Fund’s (the “Fund”) investment objective is to seek long-term total return and current income.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2023, the Fund outperformed its benchmark, the Russell 1000
®
Value Index. For the same period, the Fund underperformed the broad-market S&P 500
®
Index. The following discussion of relative performance pertains to the Russell 1000
®
Value Index.”
What factors influenced performance?
The largest contribution to the Fund's relative performance came from stock selection within the healthcare sector. Notably, stock selection within the pharmaceuticals industry benefited relative return. Selection decisions in the energy sector, particularly within the oil, gas and consumable fuels industry, also provided beneficial. Lastly, stock selection in the financials sector also boosted relative return.
By contrast, investment decisions in communication services detracted the most from the Fund's relative performance, with an underweight allocation to the sector hurting overall return. Stock selection within consumer staples also weighed on relative results, mostly due to selection decisions in the consumer staples distribution and retail industry. An underweight allocation to industrials, along with stock selection within the sector, was another notable detractor.
Describe recent portfolio activity.
During the reporting period, a combination of portfolio trading activity and market price changes resulted in the Fund increasing its exposure to the industrials, financials, and consumer staples sectors. The Fund saw decreased exposure to the information technology, consumer discretionary, and healthcare sectors.
Describe portfolio positioning at period end.
The Fund's largest absolute allocations were to the healthcare, financials, and industrials sectors. Relative to the Russell 1000
®
Value Index, the Fund ended the period with
the most significant overweight exposures to healthcare, financials, and communication services stocks. Conversely, the Fund maintained its most significant underweight sector exposures to real estate, industrials, and materials.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)(c)
................................................................. 6.26% 11.71% 8.78% 9.74%
Class III
(b)(c)
................................................................ 6.11 11.45 8.50 9.47
Russell 1000
®
Value Index
(d)
.................................................... 5.12 11.54 8.11 9.22
S&P 500
®
Index
(e)
........................................................... 16.89 19.59 12.31 12.86
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(c)
The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities and at least 80% of its assets in dividend paying securities.
(d)
An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000
®
companies with lower price-to-book ratios and lower
expected growth values.
(e)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.

Fund Summary
as of June 30, 2023 (continued)
3
Fund Summary
BlackRock Equity Dividend V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,062.60 $ 3.32 $ 1,000.00 $ 1,021.57 $ 3.26 0.65%
Class III .................................. 1,000.00 1,061.10 4.60 1,000.00 1,020.33 4.51 0.90
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Financials ....................................... 22.7%
Health Care ..................................... 21.4
Industrials ....................................... 9.0
Consumer Staples ................................. 8.8
Information Technology .............................. 8.7
Energy ......................................... 8.2
Communication Services ............................. 5.9
Consumer Discretionary ............................. 5.6
Utilities ......................................... 3.4
Materials ....................................... 1.9
Short-Term Securities ............................... 10.0
Liabilities in Excess of Other Assets ..................... (5.6)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
2023
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
(unaudited)
June 30, 2023
BlackRock Equity Dividend V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.8%
L3Harris Technologies, Inc. ............ 32,959 $ 6,452,383
Raytheon Technologies Corp. .......... 24,857 2,434,992
8,887,375
Automobile Components — 0.4%
Lear Corp. ....................... 9,380 1,346,499
Automobiles — 2.2%
General Motors Co. ................. 179,556 6,923,679
Banks — 9.9%
Bank of America Corp. ............... 29,650 850,658
Citigroup, Inc. ..................... 174,678 8,042,175
Citizens Financial Group, Inc. .......... 75,232 1,962,051
First Citizens BancShares, Inc., Class A
(a)
.. 4,887 6,272,220
JPMorgan Chase & Co. .............. 35,188 5,117,743
Wells Fargo & Co. .................. 227,918 9,727,540
31,972,387
Beverages — 1.0%
Constellation Brands, Inc., Class A ....... 12,561 3,091,639
Capital Markets — 2.3%
Carlyle Group, Inc. (The)
(a)
............. 69,364 2,216,180
Charles Schwab Corp. (The) ........... 13,271 752,200
Intercontinental Exchange, Inc. ......... 14,887 1,683,422
Raymond James Financial, Inc. ......... 27,372 2,840,392
7,492,194
Chemicals — 0.5%
PPG Industries, Inc. ................. 11,859 1,758,690
Communications Equipment — 2.2%
Cisco Systems, Inc. ................. 134,144 6,940,610
Consumer Staples Distribution & Retail — 1.9%
Dollar General Corp. ................ 35,860 6,088,311
Containers & Packaging — 1.4%
Sealed Air Corp.
(a)
.................. 111,761 4,470,440
Diversified Telecommunication Services — 1.7%
AT&T, Inc. ........................ 131,517 2,097,696
Verizon Communications, Inc. .......... 89,024 3,310,803
5,408,499
Electric Utilities — 1.9%
American Electric Power Co., Inc. ........ 20,818 1,752,876
Exelon Corp. ...................... 46,556 1,896,691
PG&E Corp.
(b)
..................... 149,495 2,583,274
6,232,841
Entertainment — 0.5%
Activision Blizzard, Inc.
(b)
.............. 19,129 1,612,575
Financial Services — 3.8%
Apollo Global Management, Inc. ......... 18,322 1,407,313
Equitable Holdings, Inc. .............. 43,160 1,172,226
Fidelity National Information Services, Inc. .. 111,379 6,092,431
Visa, Inc., Class A
(a)
................. 15,503 3,681,652
12,353,622
Food Products — 2.6%
Kraft Heinz Co. (The) ................ 213,761 7,588,516
Mondelez International, Inc., Class A
(a)
..... 12,499 911,677
8,500,193
Ground Transportation — 0.5%
Union Pacific Corp. ................. 7,956 1,627,957
Security
Shares
Shares Value
Health Care Equipment & Supplies — 7.4%
Baxter International, Inc. .............. 179,627 $ 8,183,806
Koninklijke Philips NV
(b)
............... 188,025 4,074,061
Medtronic plc ..................... 83,532 7,359,169
Zimmer Biomet Holdings, Inc. .......... 29,816 4,341,210
23,958,246
Health Care Providers & Services — 8.6%
AmerisourceBergen Corp. ............. 8,660 1,666,444
Cardinal Health, Inc. ................. 60,060 5,679,874
Cigna Group (The) .................. 15,701 4,405,701
Elevance Health, Inc. ................ 9,911 4,403,358
Humana, Inc. ..................... 4,481 2,003,589
Laboratory Corp. of America Holdings
(a)
.... 39,658 9,570,665
27,729,631
Household Durables — 2.0%
Newell Brands, Inc.
(a)
................ 131,527 1,144,285
Panasonic Holdings Corp. ............. 274,700 3,368,353
Sony Group Corp. .................. 20,500 1,850,539
6,363,177
Industrial Conglomerates — 0.4%
Siemens AG (Registered) ............. 8,157 1,359,779
Insurance — 6.6%
Allstate Corp. (The)
(a)
................ 16,761 1,827,620
American International Group, Inc. ....... 128,806 7,411,497
Fidelity National Financial, Inc., Class A .... 90,497 3,257,892
First American Financial Corp. .......... 5,618 320,338
Prudential plc ..................... 186,051 2,627,672
Willis Towers Watson plc .............. 24,930 5,871,015
21,316,034
Interactive Media & Services — 0.7%
Alphabet, Inc., Class A
(b)
.............. 18,182 2,176,385
IT Services — 2.6%
Cognizant Technology Solutions Corp., Class A 127,095 8,296,762
Machinery — 1.2%
Fortive Corp. ...................... 11,803 882,510
Komatsu Ltd. ..................... 97,400 2,634,477
Pentair plc ....................... 3,622 233,981
3,750,968
Media — 2.6%
Comcast Corp., Class A .............. 139,129 5,780,810
Fox Corp., Class A .................. 74,631 2,537,454
8,318,264
Multi-Utilities — 1.4%
Public Service Enterprise Group, Inc. ..... 40,600 2,541,966
Sempra Energy .................... 14,169 2,062,865
4,604,831
Oil, Gas & Consumable Fuels — 8.2%
BP plc .......................... 1,101,119 6,411,131
ConocoPhillips .................... 18,805 1,948,386
Enterprise Products Partners LP
(a)
....... 236,957 6,243,817
EQT Corp. ....................... 57,418 2,361,602
Hess Corp. ....................... 14,970 2,035,172
Shell plc ......................... 243,601 7,267,029
26,267,137
Personal Care Products — 2.1%
Unilever plc, ADR
(a)
................. 126,796 6,609,875
Pharmaceuticals — 5.4%
AstraZeneca plc ................... 19,904 2,853,323
Bayer AG (Registered) ............... 78,758 4,359,655

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Equity Dividend V.I. Fund
6
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Pharmaceuticals (continued)
Eli Lilly & Co. ..................... 4,449 $ 2,086,492
Novo Nordisk A/S, ADR .............. 11,714 1,895,677
Sanofi .......................... 56,875 6,122,923
17,318,070
Professional Services — 4.1%
Leidos Holdings, Inc. ................ 66,967 5,925,240
Robert Half International, Inc. ........... 10,682 803,500
SS&C Technologies Holdings, Inc. ....... 108,549 6,578,070
13,306,810
Semiconductors & Semiconductor Equipment — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.,
ADR
(a)
........................ 15,629 1,577,279
Software — 2.1%
Microsoft Corp. .................... 19,728 6,718,173
Specialty Retail — 0.5%
Ross Stores, Inc. ................... 15,578 1,746,761
Technology Hardware, Storage & Peripherals — 1.3%
Samsung Electronics Co. Ltd., GDR
(c)(d)
.... 3,124 4,330,329
Textiles, Apparel & Luxury Goods — 0.5%
Ralph Lauren Corp., Class A
(a)
.......... 13,081 1,612,887
Security
Shares
Shares Value
Tobacco — 1.3%
British American Tobacco plc, ADR ....... 129,953 $ 4,314,440
Wireless Telecommunication Services — 0.5%
Rogers Communications, Inc., Class B .... 31,639 1,443,488
Total Long-Term Investments — 95.6%
(Cost: $296,473,255) ............................. 307,826,837
Short-Term Securities
Money Market Funds — 10.0%
(e)(f)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.98% ................... 14,779,250 14,779,250
SL Liquidity Series, LLC, Money Market Series,
5.28%
(g)
....................... 17,370,081 17,371,817
Total Short-Term Securities — 10.0%
(Cost: $32,151,067) .............................. 32,151,067
Total Investments — 105.6%
(Cost: $328,624,322 ) ............................. 339,977,904
Liabilities in Excess of Other Assets — (5.6)% ............ (18,137,726)
Net Assets — 100.0% ..............................
$ 321,840,178
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 15,577,964 $ — $ (798,714)
(a)
$ — $ — $ 14,779,250 14,779,250 $ 330,176 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 25,605,216 — (8,233,751)
(a)
3,352 (3,000) 17,371,817 17,370,081 24,676
(b)
—
$ 3,352 $ (3,000) $ 32,151,067 $ 354,852 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Equity Dividend V.I. Fund
Schedule of Investments
7
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 8,887,375 $ — $ — $ 8,887,375
Automobile Components .................................. 1,346,499 — — 1,346,499
Automobiles .......................................... 6,923,679 — — 6,923,679
Banks ............................................... 31,972,387 — — 31,972,387
Beverages ........................................... 3,091,639 — — 3,091,639
Capital Markets ........................................ 7,492,194 — — 7,492,194
Chemicals ............................................ 1,758,690 — — 1,758,690
Communications Equipment ................................ 6,940,610 — — 6,940,610
Consumer Staples Distribution & Retail ........................ 6,088,311 — — 6,088,311
Containers & Packaging .................................. 4,470,440 — — 4,470,440
Diversified Telecommunication Services ........................ 5,408,499 — — 5,408,499
Electric Utilities ........................................ 6,232,841 — — 6,232,841
Entertainment ......................................... 1,612,575 — — 1,612,575
Financial Services ...................................... 12,353,622 — — 12,353,622
Food Products ......................................... 8,500,193 — — 8,500,193
Ground Transportation ................................... 1,627,957 — — 1,627,957
Health Care Equipment & Supplies ........................... 19,884,185 4,074,061 — 23,958,246
Health Care Providers & Services ............................ 27,729,631 — — 27,729,631
Household Durables ..................................... 1,144,285 5,218,892 — 6,363,177
Industrial Conglomerates .................................. — 1,359,779 — 1,359,779
Insurance ............................................ 18,688,362 2,627,672 — 21,316,034
Interactive Media & Services ............................... 2,176,385 — — 2,176,385
IT Services ........................................... 8,296,762 — — 8,296,762
Machinery ............................................ 1,116,491 2,634,477 — 3,750,968
Media ............................................... 8,318,264 — — 8,318,264
Multi-Utilities .......................................... 4,604,831 — — 4,604,831
Oil, Gas & Consumable Fuels ............................... 12,588,977 13,678,160 — 26,267,137
Personal Care Products .................................. 6,609,875 — — 6,609,875
Pharmaceuticals ....................................... 3,982,169 13,335,901 — 17,318,070
Professional Services .................................... 13,306,810 — — 13,306,810
Semiconductors & Semiconductor Equipment .................... 1,577,279 — — 1,577,279
Software ............................................. 6,718,173 — — 6,718,173
Specialty Retail ........................................ 1,746,761 — — 1,746,761
Technology Hardware, Storage & Peripherals .................... — 4,330,329 — 4,330,329
Textiles, Apparel & Luxury Goods ............................ 1,612,887 — — 1,612,887
Tobacco ............................................. 4,314,440 — — 4,314,440
Wireless Telecommunication Services ......................... 1,443,488 — — 1,443,488
Short-Term Securities
Money Market Funds ...................................... 14,779,250 — — 14,779,250
$ 275,346,816 $ 47,259,271 $ — $ 322,606,087
Investments valued at NAV
(a)
...................................... 17,371,817
$ —
$ 339,977,904
$ —
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Statement of Assets and Liabilities
(unaudited)
June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
8
See notes to financial statements.
BlackRock Equity
Dividend V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 307,826,837
Investments, at value — affiliated
(c)
.......................................................................................... 32,151,067
Foreign currency, at value
(d)
............................................................................................... 548
Receivables: –
Investments sold .................................................................................................... 394,871
Securities lending income — affiliated ...................................................................................... 4,484
Capital shares sold ................................................................................................... 142,914
Dividends — unaffiliated ............................................................................................... 311,456
Dividends — affiliated ................................................................................................. 57,789
Prepaid expenses ..................................................................................................... 2,478
Total assets .........................................................................................................
340,892,444
LIABILITIES
Collateral on securities loaned ............................................................................................. 17,380,901
Payables: –
Investments purchased ................................................................................................ 970,568
Capital shares redeemed ............................................................................................... 238,620
Distribution fees ..................................................................................................... 53,615
Investment advisory fees .............................................................................................. 155,030
Professional fees .................................................................................................... 21,704
Transfer agent fees .................................................................................................. 171,689
Other accrued expenses ............................................................................................... 60,139
Total liabilities ........................................................................................................
19,052,266
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 321,840,178
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 297,124,370
Accumulated earnings .................................................................................................. 24,715,808
NET ASSETS ........................................................................................................
$ 321,840,178
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 296,473,255
(b)
  Securities loaned, at value .............................................................................................. $ 17,096,265
(c)
  Investments, at cost — affiliated .......................................................................................... $ 32,151,067
(d)
  Foreign currency, at cost ............................................................................................... $ 627

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2023
9
Financial Statements
BlackRock Equity
Dividend V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 41,184,149
Shares outstanding ..................................................................................................
3,838,640
Net asset value .....................................................................................................
$ 10.73
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 280,656,029
Shares outstanding ..................................................................................................
26,252,172
Net asset value .....................................................................................................
$ 10.69
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
See notes to financial statements.

Statement of Operations
(unaudited)
Six Months Ended June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
10
See notes to financial statements.
BlackRock Equity
Dividend V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 4,379,143
Dividends — affiliated ................................................................................................. 330,176
Securities lending income — affiliated — net ................................................................................. 24,676
Foreign taxes withheld ................................................................................................ (110,126)
Total investment income .................................................................................................
4,623,869
EXPENSES
Investment advisory .................................................................................................. 968,382
Distribution — class specific ............................................................................................ 352,985
Transfer agent — class specific .......................................................................................... 309,265
Accounting services .................................................................................................. 31,172
Professional ....................................................................................................... 27,686
Custodian ......................................................................................................... 13,305
Printing and postage ................................................................................................. 6,637
Directors and Officer ................................................................................................. 4,469
Transfer agent ...................................................................................................... 2,824
Miscellaneous ...................................................................................................... 2,668
Total expenses .......................................................................................................
1,719,393
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (5,240)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (309,265)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,404,888
Net investment income ..................................................................................................
3,218,981
REALIZED AND UNREALIZED GAIN (LOSS) $ 16,243,436
Net realized gain from: $ –
Investments — unaffiliated ........................................................................................... 10,215,203
Investments — affiliated ............................................................................................. 3,352
Foreign currency transactions ......................................................................................... 4,724
A
10,223,279
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 6,024,983
Investments — affiliated ............................................................................................. (3,000)
Foreign currency translations .......................................................................................... (1,826)
A
6,020,157
Net realized and unrealized gain ...........................................................................................
16,243,436
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 19,462,417

Statements of Changes in Net Assets
11
Financial Statements
BlackRock Equity Dividend V.I. Fund
Six Months Ended
06/30/23 (unaudited)
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 3,218,981  $ 5,371,966
Net realized gain .................................................................................. 10,223,279  37,325,462
Net change in unrealized appreciation (depreciation) .......................................................... 6,020,157  (57,445,767)
Net increase (decrease) in net assets resulting from operations ..................................................... 19,462,417  (14,748,339)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (211,876) (5,512,167)
  Class III ....................................................................................... (1,288,144) (38,920,964)
Decrease in net assets resulting from distributions to shareholders ................................................... (1,500,020) (44,433,131)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (29,464,900) 22,037,219
NET ASSETS
Total decrease in net assets ............................................................................ (11,502,503) (37,144,251)
Beginning of period .................................................................................. 333,342,681  370,486,932
End of period ......................................................................................
$ 321,840,178  $ 333,342,681
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
12
BlackRock Equity Dividend V.I. Fund
Class I
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ................
$ 10.15  $ 12.17  $ 11.68  $ 11.90  $ 10.17  $ 12.14
Net investment income
(a)
........................
0.11  0.20  0.21  0.22  0.25  0.24
Net realized and unrealized gain (loss) ...............
0.52  (0.69) 2.15  0.20  2.53  (1.09)
Net increase (decrease) from investment operations ....... 0.63  (0.49) 2.36  0.42  2.78  (0.85)
Distributions
(b)
– – – – – –
From net investment income .....................
(0.05) (0.20) (0.20) (0.24) (0.24) (0.24)
From net realized gain ..........................
—  (1.33) (1.67) (0.40) (0.81) (0.88)
Total distributions .............................. (0.05) (1.53) (1.87) (0.64) (1.05) (1.12)
Net asset value, end of period ..................... $ 10.73  $ 10.15  $ 12.17  $ 11.68  $ 11.90  $ 10.17
Total Return
(c)
— — — — — —
Based on net asset value ......................... 6.26%
(d)
(3.85)% 20.54% 3.91% 27.71% (7.16)%
Ratios to Average Net Assets
(e)
Total expenses ................................
0.84%
(f)
0.86% 0.86% 0.85% 0.86% 0.87%
Total expenses after fees waived and/or reimbursed .......
0.65%
(f)
0.65% 0.65% 0.65% 0.65% 0.66%
Net investment income ..........................
2.21%
(f)
1.77% 1.59% 2.08% 2.17% 2.00%
Supplemental Data
Net assets, end of period (000) ..................... $ 41,184  $ 41,534  $ 39,837  $ 31,361  $ 33,881  $ 30,655
Portfolio turnover rate ............................ 24% 54% 42% 51% 45% 37%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
13
Financial Highlights
BlackRock Equity Dividend V.I. Fund
Class III
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ................
$ 10.12  $ 12.14  $ 11.65  $ 11.88  $ 10.15  $ 12.12
Net investment income
(a)
........................
0.10  0.18  0.18  0.19  0.22  0.21
Net realized and unrealized gain (loss) ...............
0.52  (0.70) 2.15  0.19  2.53  (1.09)
Net increase (decrease) from investment operations ....... 0.62  (0.52) 2.33  0.38  2.75  (0.88)
Distributions
(b)
– – – – – –
From net investment income .....................
(0.05) (0.17) (0.17) (0.21) (0.21) (0.21)
From net realized gain ..........................
—  (1.33) (1.67) (0.40) (0.81) (0.88)
Total distributions .............................. (0.05) (1.50) (1.84) (0.61) (1.02) (1.09)
Net asset value, end of period ..................... $ 10.69  $ 10.12  $ 12.14  $ 11.65  $ 11.88  $ 10.15
Total Return
(c)
— — — — — —
Based on net asset value ......................... 6.11%
(d)
(4.10)% 20.30% 3.57% 27.46% (7.42)%
Ratios to Average Net Assets
(e)
Total expenses ................................
1.10%
(f)
1.11% 1.11% 1.11% 1.12% 1.12%
Total expenses after fees waived and/or reimbursed .......
0.90%
(f)
0.90% 0.90% 0.90% 0.90% 0.91%
Net investment income ..........................
1.96%
(f)
1.52% 1.36% 1.83% 1.91% 1.75%
Supplemental Data
Net assets, end of period (000) ..................... $ 280,656  $ 291,809  $ 330,650  $ 310,222  $ 306,365  $ 250,255
Portfolio turnover rate ............................ 24% 54% 42% 51% 45% 37%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2023
BlackRock Semi-Annual Report to Shareholders
14
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Equity
Dividend V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2023 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing

Notes to Financial Statements
(unaudited) (continued)
15
Notes to Financial Statements
services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2023, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s  Schedule of Investments. The market value of any securities on loan

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
16
and the value of related collateral, if any,  are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2023, the class specific distribution fees borne directly by Class III were $352,985.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations. For the six months ended June 30, 2023 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Credit Suisse Securities (USA) LLC .................... $ 105 $ (105) $ — $ —
Goldman Sachs & Co. LLC .......................... 3,786,185 (3,786,185) — —
J.P. Morgan Securities LLC .......................... 7,225,244 (7,225,244) — —
Morgan Stanley .................................. 4,206,939 (4,206,939) — —
National Financial Services LLC ....................... 96,532 (96,532) — —
Toronto-Dominion Bank ............................ 1,781,260 (1,781,260) — —
$ 17,096,265 $ (17,096,265) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.60%
$1 billion - $3 billion ..................................................................................................... 0.56
$3 billion - $5 billion ..................................................................................................... 0.54
$5 billion - $10 billion .................................................................................................... 0.52
Greater than $10 billion ................................................................................................... 0.51

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
For the six months ended June 30, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months  ended June 30, 2023 , the amount waived was $5,240.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2023, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such certain expenses to 0.00% of average daily net assets for Class I and
Class III shares. The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the Manager – class specific in the Statement of Operations. For the six months ended June 30, 2023 , class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2023, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2023, the Fund paid BIM $5,303 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 36,723 $ 272,542 $ 309,265
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 36,723
Class III ...................................................................................................... 272,542
$ 309,265
Class I Class III
Expense Limitations .................................................................................. 1.25% 1.50%

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
18
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2023, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the six months ended June 30, 2023, purchases and sales of investments, excluding short-term securities, were $74,411,174 and $100,695,640, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of June 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2023, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Equity Dividend V.I. Fund .................................... $ 327,271,389 $ 32,558,644 $ (19,852,129) $ 12,706,515

Notes to Financial Statements
(unaudited) (continued)
19
Notes to Financial Statements
industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Equity Dividend V.I. Fund
Class I
Shares sold .............................................
284,854 $ 2,969,224 968,282 $ 11,218,490
Shares issued in reinvestment of distributions ........................
20,393 211,876 539,716 5,512,167
Shares redeemed .........................................
(559,532) (5,847,560) (687,928) (7,828,309)
(254,285) $ (2,666,460) 820,070 $ 8,902,348
Class III
Shares sold .............................................
609,578 $ 6,354,446 3,190,532 $ 37,429,545
Shares issued in reinvestment of distributions ........................
124,338 1,288,144 3,822,287 38,920,964
Shares redeemed .........................................
(3,322,350) (34,441,030) (5,409,561) (63,215,638)
(2,588,434) $ (26,798,440) 1,603,258 $ 13,134,871
(2,842,719) $ (29,464,900) 2,423,328 $ 22,037,219

Glossary of Terms Used in this Report
2023
BlackRock Semi-Annual Report to Shareholders
20
Portfolio Abbreviation
ADR American Depositary Receipts
GDR Global Depositary Receipts

June 30, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund

Fund Summary
as of June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
2
BlackRock Global Allocation V.I. Fund
Investment Objective
BlackRock Global Allocation V.I. Fund’s (the “Fund”) investment objective is to seek high total investment return.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2023, the Fund underperformed its reference benchmark, which is comprised of the S&P 500
®
Index (36%), FTSE World (ex US)
Index (24%), ICE BofA Current 5-Year U.S. Treasury Index (24%) and FTSE Non-U.S. Dollar World Government Bond Index (16%) (the “Reference Benchmark”), as well as the broad-based all-equity benchmark, the FTSE World Index. The Fund invests in both equities and bonds; therefore, Fund management believes that the Reference
Benchmark provides a more accurate representation of the Fund’s composition and a more comparable means for measurement. The following discussion of relative performance pertains to the Reference Benchmark. The following commentary (and referenced allocation percentages) are based on the economic exposures of the Fund, which reflect adjustments for futures, swaps and options (except with respect to fixed income securities) and convertible bonds and may vary relative to the market value.
What factors influenced performance?
A broad underweight to duration and corresponding interest rate sensitivity via exposure to cash and cash equivalents which was largely held in lieu of additional fixed income as a risk mitigant (i.e., as zero duration U.S. fixed income exposure) detracted from performance. Within equities, security selection within information technology, communication services, consumer discretionary, materials and industrials weighed on performance. Tactical short positioning within U.S. equity index futures implemented to help manage the overall beta (market sensitivity) of the portfolio detracted as well. An overweight to the energy sector also detracted. Within fixed income, exposure to agency mortgage-backed securities negatively impacted performance.
The largest positive contributor to performance was exposure to corporate credit, most notably high yield corporate bonds. Security selection within healthcare positively impacted performance, although this contribution was partially offset by an overweight to the sector. An underweight to the real estate and financials sectors also contributed to performance over the period. The Fund’s aggregate exposure to private securities contributed modestly to performance, driven by holdings of private debt.
The Fund used derivatives, which may include options, futures, swaps and forward contracts both to seek to enhance returns of the Fund and to hedge (or protect) against adverse movements in currency exchange rates, interest rates and movements in the securities markets. During the period, the Fund’s use of derivatives, in aggregate, modestly detracted from performance.
Describe recent portfolio activity.
During the six-month period, the Fund’s overall equity exposure increased from 53% to 62% of net assets. From a regional perspective, the Fund increased equity exposure the most in the United States and Japan, and decreased exposure in Europe. From a sector perspective, the Fund increased exposure to information technology, industrials, financials, consumer discretionary, consumer staples and healthcare, and reduced exposure to energy and materials.
The Fund’s allocation to fixed income increased from 32% to 34% of net assets. Within fixed income, the Fund increased exposure to both developed non-U.S. and emerging market sovereign debt, as well as to high yield corporate bonds. The Fund decreased exposure to investment grade corporate credit, securitized assets and, to a lesser extent, U.S. interest rates. The Fund’s overall portfolio duration was tactically managed and ended the period at 1.9 years, similar to the level at the beginning of the period.
The Fund’s allocation to commodity-related securities increased to slightly more than 1% of net assets.
Describe portfolio positioning at period end.
Relative to its Reference Benchmark, the Fund was overweight equities and underweight fixed income, with modest exposure to commodity-related assets and cash equivalents. Within equities, the Fund was overweight healthcare, industrials, information technology, consumer discretionary and energy, and underweight real estate, financials, materials, consumer staples, utilities and communication services. The Fund’s largest regional overweight was to the United States followed by Europe, and largest regional underweight was to Australia followed by Japan. Within fixed income, the Fund was underweight developed market government bonds and overweight corporate bonds, securitized debt and bank loans. Portfolio duration was 1.9 years vs. a benchmark duration of 2.4 years (total portfolio duration assumes equity duration of
0). From a currency perspective, the Fund was modestly overweight the Swiss franc and Japanese yen and underweight the U.S. dollar. The Fund had approximately 5.6%
of net assets invested in private securities (including commitments), with exposure spread across a diversified group of private equity and private debt securities.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2023 (continued)
3
Fund Summary
BlackRock Global Allocation V.I. Fund
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)(c)
................................................................. 7.18% 7.82% 5.26% 5.33%
Class II
(b)(c)
................................................................ 7.09 7.58 5.09 5.16
Class III
(b)(c)
................................................................ 6.99 7.51 4.99 5.07
FTSE World Index
(d)
......................................................... 15.08 18.78 9.26 9.69
Reference Benchmark
(e)
...................................................... 9.12 10.08 5.46 6.15
U.S. Stocks: S&P 500
®
Index
(f)
.................................................. 16.89 19.59 12.31 12.86
Non-U.S. Stocks: FTSE World (ex U.S.) Index
(g)
...................................... 11.54 17.37 5.17 5.84
U.S. Bonds: ICE BofA Current 5 - Y ear U.S. Treasury Index
(h)
............................. 0.62 (2.40) 0.54 0.71
FTSE Non-U.S. Dollar World Government Bond Index
( i )
................................ 1.52 (2.63) (3.75) (1.40)
(a)
For a portion of the period, the Fund's investment adviser waived and/or reimbursed a portion of its fees. Without such waiver and/or reimbursement, the Fund's performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(c)
The Fund invests in a portfolio of equity, debt and money market securities. Generally, the Fund’s portfolio will include both equity and debt securities. The Fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The Fund has no geographic limits on where it may invest.
(d)
A market cap weighted index representing the performance of the large- and mid-cap stocks from the Developed and Advanced Emerging segments of the FTSE Global Equity Index Series and covers approximately 90-95% of the investable market capitalization.
(e)
An unmanaged weighted index comprised as follows: 36% S&P 500
®
Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-Year U.S. Treasury Index; and 16% FTSE Non-U.S.
Dollar World Government Bond Index.
(f)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
(g)
An index comprised of large- and mid-cap stocks, providing coverage of developed and emerging markets excluding the United States. The index is derived from the FTSE Global Equity Index
Series, which covers approximately 98% of the world’s investable market capitalization.
(h)
An unmanaged index designed to track the total return of the current coupon 5-year U.S. Treasury bond.
( i )
An unmanaged market capitalization-weighted index that tracks certain government bond indexes, excluding the United States.
Actual Hypothetical 5% Return
Expenses Paid
During the Period
Including Dividend
Expense
Excluding Dividend
Expense Annualized Expense Ratio
Beginning
Account
Value
(01/01/23)
Ending
Account
Value
(06/30/23)
Including
Dividend
Expense
(a)
Excluding
Dividend
Expense
(a)
Beginning
Account
Value
(01/01/23)
Ending
Account
Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Ending
Account
Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Including
Dividend
Expense
Excluding
Dividend
Expense
Class I .......... $ 1,000.00 $ 1,071.80 $ 3.90 $ 3.90 $ 1,000.00 $ 1,021.03 $ 3.81 $ 1,021.03 $ 3.81 0.76% 0.76%
Class II ......... 1,000.00 1,070.90 4.72 4.72 1,000.00 1,020.23 4.61 1,020.23 4.61 0.92 0.92
Class III ......... 1,000.00 1,069.90 5.23 5.23 1,000.00 1,019.74 5.11 1,019.74 5.11 1.02 1.02
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

Fund Summary
as of June 30, 2023 (continued)
2023
BlackRock Semi-Annual Report to Shareholders
4
BlackRock Global Allocation V.I. Fund
GEOGRAPHIC ALLOCATION
Percent of
Total Investments
(a)
Country/Geographic Region Long Short Total
United States ........................... 62.4% 0.1% 62.5%
United Kingdom .......................... 3.9 — 3.9
Japan ................................ 3.8 — 3.8
Spain ................................. 3.7 — 3.7
France ................................ 3.6 — 3.6
Germany .............................. 3.1 — 3.1
Netherlands ............................ 3.0 — 3.0
Canada ............................... 2.6 — 2.6
Switzerland ............................. 2.3 — 2.3
China ................................. 1.5 — 1.5
Mexico ................................ 1.1 — 1.1
Other
(b)
................................ 8.9 — 8.9
Total ................................. 99.9% 0.1% 100.0%
(a)
Total investments include the gross market values of long and short positions and exclude
Short-Term Securities, Options Purchased and Options Written.
(b)
Includes holdings within countries that are 1% or less of long-term investments. Please refer to the Consolidated Schedule of Investments for such countries.

Disclosure of Expenses
5
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited)
June 30, 2023
BlackRock Global Allocation V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.6%
(a)(b)
AGL CLO 5 Ltd.
Series 2020-5A, Class A2R, (3-mo.
LIBOR USD at 1.40% Floor +
1.40%), 6.65%, 07/20/34 .... USD 411 $ 393,798
Series 2020-5A, Class BR, (3-mo.
LIBOR USD at 1.70% Floor +
1.70%), 6.95%, 07/20/34 .... 574 555,273
AIMCO CLO, Series 2018-AA, Class
B, (3-mo. LIBOR USD + 1.40%),
6.66%, 04/17/31 ............ 256 252,596
Allegro CLO IV Ltd., Series 2016-1A,
Class BR2, (3-mo. LIBOR USD
at 1.55% Floor + 1.55%), 6.81%,
01/15/30 ................. 252 247,354
Allegro CLO VIII Ltd., Series 2018-2A,
Class A, (3-mo. LIBOR USD at
1.10% Floor + 1.10%), 6.36%,
07/15/31 ................. 250 247,496
ALM Ltd., Series 2020-1A, Class
A2, (3-mo. LIBOR USD + 1.85%),
7.11%, 10/15/29 ............ 252 249,356
AMMC CLO 22 Ltd., Series 2018-
22A, Class B, (3-mo. LIBOR USD
at 1.45% Floor + 1.45%), 6.71%,
04/25/31 ................. 125 123,674
Apidos CLO XV, Series 2013-15A,
Class A1RR, (3-mo. LIBOR USD
at 1.01% Floor + 1.01%), 6.26%,
04/20/31 ................. 620 615,235
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2022-FL2,
Class A, (1-mo. CME Term SOFR
at 1.85% Floor + 1.85%), 7.00%,
05/15/37 ................. 1,919 1,893,195
Ares LV CLO Ltd., Series 2020-55A,
Class BR, (3-mo. LIBOR USD at
1.70% Floor + 1.70%), 6.96%,
07/15/34 ................. 790 763,407
Assurant CLO I Ltd., Series 2017-1A,
Class CR, (3-mo. LIBOR USD at
2.15% Floor + 2.15%), 7.40%,
10/20/34 ................. 280 267,906
Bain Capital Credit CLO Ltd., Series
2020-2A, Class BR, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%),
6.96%, 07/19/34 ............ 575 559,762
Battalion CLO X Ltd., Series 2016-10A,
Class A2R2, (3-mo. LIBOR USD
at 1.55% Floor + 1.55%), 6.82%,
01/25/35 ................. 485 462,819
Battalion CLO XI Ltd., Series 2017-11A,
Class BR, (3-mo. LIBOR USD at
1.72% Floor + 1.72%), 6.99%,
04/24/34 ................. 288 274,970
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA, Class A2R2, (3-
mo. LIBOR USD at 1.45% Floor +
1.45%), 6.71%, 07/15/29 ....... 610 613,056
Benefit Street Partners CLO III Ltd.,
Series 2013-IIIA, Class A2R2,
(3-mo. LIBOR USD at 1.65% Floor +
1.65%), 6.90%, 07/20/29 ....... 283 282,518
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
BlueMountain CLO Ltd.
Series 2013-2A, Class BR, (3-mo.
LIBOR USD at 1.60% Floor +
1.60%), 6.87%, 10/22/30 .... USD 250 $ 245,379
Series 2014-2A, Class BR2, (3-mo.
LIBOR USD at 1.75% Floor +
1.75%), 7.00%, 10/20/30 .... 256 248,528
BlueMountain CLO XXII Ltd., Series
2018-22A, Class B, (3-mo. LIBOR
USD at 1.50% Floor + 1.50%),
6.76%, 07/15/31 ............ 502 497,966
Canyon CLO Ltd., Series 2020-3A,
Class B, (3-mo. LIBOR USD at
1.70% Floor + 1.70%), 6.96%,
01/15/34 ................. 250 247,159
Catskill Park CLO Ltd., Series 2017-1A,
Class A1B, (3-mo. LIBOR USD +
1.35%), 6.60%, 04/20/29 ....... 313 309,535
Cedar Funding XI CLO Ltd., Series
2019-11A, Class A2R, (3-mo. LIBOR
USD at 1.35% Floor + 1.35%),
6.81%, 05/29/32 ............ 250 245,668
Chenango Park CLO Ltd., Series 2018-
1A, Class A2, (3-mo. LIBOR USD
at 1.55% Floor + 1.55%), 6.81%,
04/15/30 ................. 401 396,069
CIFC Funding Ltd.
Series 2015-3A, Class BR, (3-mo.
LIBOR USD at 1.15% Floor +
1.15%), 6.41%, 04/19/29 .... 288 282,329
Series 2017-3A, Class A2, (3-mo.
LIBOR USD at 1.80% Floor +
1.80%), 7.05%, 07/20/30 .... 276 272,182
Series 2020-1A, Class BR, (3-mo.
LIBOR USD at 1.65% Floor +
1.65%), 6.91%, 07/15/36 .... 875 862,368
Cook Park CLO Ltd., Series 2018-1A,
Class B, (3-mo. LIBOR USD at
1.40% Floor + 1.40%), 6.66%,
04/17/30 ................. 402 392,878
Dryden 49 Senior Loan Fund, Series
2017-49A, Class BR, (3-mo. LIBOR
USD at 1.60% Floor + 1.60%),
6.86%, 07/18/30 ............ 250 242,061
Elmwood CLO II Ltd., Series 2019-2A,
Class BR, (3-mo. LIBOR USD at
1.65% Floor + 1.65%), 6.90%,
04/20/34 ................. 475 465,128
Elmwood CLO IV Ltd., Series 2020-1A,
Class A, (3-mo. LIBOR USD at
1.24% Floor + 1.24%), 6.50%,
04/15/33 ................. 300 297,454
FS Rialto, Series 2021-FL3, Class A,
(1-mo. LIBOR USD at 1.25% Floor +
1.25%), 6.41%, 11/16/36 ....... 111 107,698
Galaxy XV CLO Ltd., Series 2013-15A,
Class ARR, (3-mo. LIBOR USD
at 0.97% Floor + 0.97%), 6.23%,
10/15/30 ................. 268 263,968
Generate CLO 3 Ltd., Series 3A, Class
BR, (3-mo. LIBOR USD + 1.75%),
7.00%, 10/20/29 ............ 725 715,218
GoldenTree Loan Opportunities XI
Ltd., Series 2015-11A, Class AR2,
(3-mo. LIBOR USD at 1.07% Floor +
1.07%), 6.33%, 01/18/31 ....... 250 249,089

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Gracie Point International Funding
Series 2021-1A, Class B, (1-mo.
LIBOR USD + 1.40%), 6.57%,
11/01/23 ............... USD 410 $ 410,001
Series 2021-1A, Class C, (1-mo.
LIBOR USD + 2.40%), 7.57%,
11/01/23 ............... 428 428,002
Greystone CRE Notes Ltd., Series
2021-FL3, Class A, (1-mo. CME
Term SOFR at 1.02% Floor +
1.13%), 6.28%, 07/15/39 ....... 863 839,015
Gulf Stream Meridian 1 Ltd., Series
2020-IA, Class A1, (3-mo. LIBOR
USD at 1.37% Floor + 1.37%),
6.63%, 04/15/33 ............ 1,354 1,335,747
Jamestown CLO XII Ltd., Series 2019-
1A, Class A2, (3-mo. LIBOR USD
at 2.15% Floor + 2.15%), 7.40%,
04/20/32 ................. 258 253,727
Madison Park Funding XIII Ltd., Series
2014-13A, Class BR2, (3-mo.
LIBOR USD + 1.50%), 6.77%,
04/19/30 ................. 250 247,505
Madison Park Funding XLI Ltd., Series
12A, Class BR, (3-mo. LIBOR USD
+ 1.35%), 6.62%, 04/22/27 ..... 287 284,503
Madison Park Funding XXV Ltd., Series
2017-25A, Class A2R, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%),
6.91%, 04/25/29 ............ 288 282,363
Madison Park Funding XXVI Ltd.,
Series 2017-26A, Class AR, (3-mo.
LIBOR USD + 1.20%), 6.50%,
07/29/30 ................. 255 254,578
Neuberger Berman CLO XXII Ltd.,
Series 2016-22A, Class BR, (3-mo.
LIBOR USD at 1.65% Floor +
1.65%), 6.91%, 10/17/30 ....... 250 248,821
OCP CLO Ltd., Series 2014-5A, Class
A2R, (3-mo. LIBOR USD at 1.40%
Floor + 1.40%), 6.67%, 04/26/31 . 300 294,062
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class BR, (3-mo.
LIBOR USD at 1.65% Floor +
1.65%), 6.91%, 07/15/36 ....... 300 294,166
Octagon Investment Partners XV Ltd.,
Series 2013-1A, Class A2R, (3-mo.
LIBOR USD + 1.35%), 6.62%,
07/19/30 ................. 263 262,314
OHA Credit Funding 3 Ltd., Series
2019-3A, Class BR, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%),
6.90%, 07/02/35 ............ 308 303,237
OHA Credit Funding 7 Ltd., Series
2020-7A, Class AR, (3-mo. CME
Term SOFR at 1.30% Floor +
1.30%), 6.33%, 02/24/37 ....... 250 245,797
Park Avenue Institutional Advisers CLO
Ltd., Series 2016-1A, Class A2R,
(3-mo. LIBOR USD at 1.80% Floor +
1.80%), 7.19%, 08/23/31 ....... 269 261,857
Pikes Peak CLO 1, Series 2018-1A,
Class A, (3-mo. LIBOR USD at
1.18% Floor + 1.18%), 6.45%,
07/24/31 ................. 278 275,231
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Pikes Peak CLO 8, Series 2021-8A,
Class A, (3-mo. LIBOR USD at
1.17% Floor + 1.17%), 6.42%,
07/20/34 ................. USD 250 $ 247,420
Recette CLO Ltd., Series 2015-1A,
Class BRR, (3-mo. LIBOR USD
at 1.40% Floor + 1.40%), 6.65%,
04/20/34 ................. 250 238,281
Regatta XVIII Funding Ltd., Series
2021-1A, Class B, (3-mo. LIBOR
USD at 1.45% Floor + 1.45%),
6.71%, 01/15/34 ............ 250 244,467
Rockford Tower CLO Ltd.
Series 2017-1A, Class BR2A, (3-mo.
LIBOR USD at 1.65% Floor +
1.65%), 6.90%, 04/20/34 .... 250 241,105
Series 2018-1A, Class A, (3-mo.
LIBOR USD at 1.10% Floor +
1.10%), 6.48%, 05/20/31 .... 250 247,684
Signal Peak CLO 8 Ltd.
Series 2020-8A, Class A, (3-mo.
LIBOR USD at 1.27% Floor +
1.27%), 6.52%, 04/20/33 .... 250 246,875
Series 2020-8A, Class B, (3-mo.
LIBOR USD at 1.65% Floor +
1.65%), 6.90%, 04/20/33 .... 250 246,269
Sixth Street CLO XVI Ltd.
Series 2020-16A, Class A1A, (3-mo.
LIBOR USD at 1.32% Floor +
1.32%), 6.57%, 10/20/32 .... 302 299,472
Series 2020-16A, Class B, (3-mo.
LIBOR USD at 1.85% Floor +
1.85%), 7.10%, 10/20/32 .... 290 287,967
TICP CLO IX Ltd., Series 2017-9A,
Class B, (3-mo. LIBOR USD at
1.60% Floor + 1.60%), 6.85%,
01/20/31 ................. 250 246,251
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3-mo.
LIBOR USD at 1.12% Floor +
1.12%), 6.38%, 01/15/34 .... 250 247,584
Series 2016-6A, Class BR2, (3-mo.
LIBOR USD at 1.50% Floor +
1.50%), 6.76%, 01/15/34 .... 250 242,694
TICP CLO XII Ltd., Series 2018-12A,
Class BR, (3-mo. LIBOR USD at
1.65% Floor + 1.65%), 6.91%,
07/15/34 ................. 300 292,222
Trestles CLO III Ltd., Series 2020-3A,
Class A1, (3-mo. LIBOR USD at
1.33% Floor + 1.33%), 6.58%,
01/20/33 ................. 870 862,036
Trinitas CLO XIV Ltd.
Series 2020-14A, Class B, (3-mo.
LIBOR USD at 2.00% Floor +
2.00%), 7.26%, 01/25/34 .... 452 441,457
Series 2020-14A, Class C, (3-mo.
LIBOR USD at 3.00% Floor +
3.00%), 8.26%, 01/25/34 .... 343 340,548
Voya CLO Ltd., Series 2017-3A, Class
A1R, (3-mo. LIBOR USD + 1.04%),
6.29%, 04/20/34 ............ 300 294,000
Whitebox CLO II Ltd.
Series 2020-2A, Class A1R, (3-mo.
LIBOR USD at 1.22% Floor +
1.22%), 6.49%, 10/24/34 .... 397 390,872

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2020-2A, Class BR, (3-mo.
LIBOR USD at 1.75% Floor +
1.75%), 7.02%, 10/24/34 .... USD 274 $ 265,269
York CLO 1 Ltd., Series 2014-1A, Class
BRR, (3-mo. LIBOR USD + 1.65%),
6.92%, 10/22/29 ............ 256 253,128
26,839,619
Ireland — 0.0%
(b)
CIFC European Funding CLO II
DAC, Series 2X, Class B1, (3-mo.
EURIBOR at 1.60% Floor + 1.60%),
4.78%, 04/15/33
(c)
........... EUR 207 216,908
Harvest CLO XVIII DAC, Series 18X,
Class B, (3-mo. EURIBOR at 1.20%
Floor + 1.20%), 4.38%, 10/15/30
(c)
231 242,436
Holland Park CLO DAC, Series 1X,
Class A1RR, (3-mo. EURIBOR
at 0.92% Floor + 0.92%), 4.24%,
11/14/32
(c)
................. 135 143,777
OAK Hill European Credit Partners VI
DAC, Series 2017-6X, Class B1,
(3-mo. EURIBOR at 1.20% Floor +
1.20%), 4.40%, 01/20/32
(c)
..... 160 168,600
OCP Euro CLO DAC, Series 2017-2X,
Class B, (3-mo. EURIBOR at 1.35%
Floor + 1.35%), 4.53%, 01/15/32
(c)
268 283,104
Prodigy Finance DAC
(a)
Series 2021-1A, Class B, (1-mo.
LIBOR USD + 2.50%), 7.70%,
07/25/51 ............... USD 233 230,974
Series 2021-1A, Class C, (1-mo.
LIBOR USD + 3.75%), 8.95%,
07/25/51 ............... 190 188,265
Series 2021-1A, Class D, (1-mo.
LIBOR USD + 5.90%), 11.10%,
07/25/51 ............... 250 247,598
Rockford Tower Europe CLO DAC,
Series 2018-1X, Class B, (3-mo.
EURIBOR at 1.85% Floor + 1.85%),
5.42%, 12/20/31
(c)
........... EUR 207 220,670
1,942,332
Jersey, Channel Islands — 0.0%
AGL Static CLO 18 Ltd., Series 2022-
18A, Class B, (3-mo. CME Term
SOFR at 2.00% Floor + 2.00%),
7.06%, 04/21/31
(a)(b)
.......... USD 949 929,440
United States — 0.8%
AccessLex Institute, Series 2007-A,
Class A3, (3-mo. LIBOR USD at
0.30% Floor + 0.30%), 5.70%,
05/25/36
(b)
................ 431 416,555
Ajax Mortgage Loan Trust
(a)(b)
Series 2021-E, Class A1, 1.74%,
12/25/60 ............... 4,932 4,170,461
Series 2021-E, Class A2, 2.69%,
12/25/60 ............... 726 589,348
Series 2021-E, Class B1, 3.73%,
12/25/60 ............... 480 384,692
Series 2021-E, Class M1, 2.94%,
12/25/60 ............... 377 297,631
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2021-FL4, Class
A, (1-mo. LIBOR USD at 1.35%
Floor + 1.35%), 6.54%, 11/15/36
(a)(b)
194 190,120
Security
Par (000)
Par (000) Value
United States (continued)
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(a)
..... USD 240 $ 223,667
Battalion CLO XX Ltd., Series 2021-
20A, Class A, (3-mo. LIBOR USD
at 1.18% Floor + 1.18%), 6.44%,
07/15/34
(a)(b)
............... 612 594,759
College Avenue Student Loans LLC,
Series 2021-B, Class D, 3.78%,
06/25/52
(a)
................ 100 84,048
FS Rialto Issuer LLC, Series 2022-FL6,
Class A, (1-mo. CME Term SOFR
at 2.58% Floor + 2.58%), 7.66%,
08/17/37
(a)(b)
............... 1,997 1,992,509
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 1,415 1,085,396
Lendmark Funding Trust, Series 2021-
2A, Class D, 4.46%, 04/20/32
(a)
.. 640 481,949
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 2.19%,
08/21/34
(a)
................ 1,594 1,532,653
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-FL6, Class
A, (1-mo. LIBOR USD at 1.21%
Floor + 1.10%), 6.32%, 07/16/36
(a)(b)
754 735,457
Navient Private Education Refi Loan
Trust
(a)
Series 2021-DA, Class A, (US Prime
Rate - 1.99%), 6.26%, 04/15/60
(b)
2,693 2,515,452
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 747 667,314
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 1,926 1,690,836
Series 2021-DA, Class D, 4.00%,
04/15/60 ............... 614 548,839
Nelnet Student Loan Trust
(a)
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 1,554 1,309,010
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 1,640 1,349,111
Oportun Issuance Trust
(a)
Series 2021-B, Class A, 1.47%,
05/08/31 ............... 1,827 1,655,421
Series 2021-B, Class B, 1.96%,
05/08/31 ............... 440 393,440
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 1,241 1,191,129
Progress Residential, Series 2021-
SFR3, Class F, 3.44%, 05/17/26
(a)
699 617,531
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%, 10/17/33
(a)
(d)
...................... 5,969 5,156,022
SMB Private Education Loan Trust
(a)
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 3,225 2,762,747
Series 2021-A, Class D2, 3.86%,
01/15/53 ............... 1,026 933,096
Series 2021-C, Class B, 2.30%,
01/15/53 ............... 389 347,182
Series 2021-C, Class C, 3.00%,
01/15/53 ............... 410 356,283

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-C, Class D, 3.93%,
01/15/53 ............... USD 190 $ 174,250
34,446,908
Total Asset-Backed Securities — 1.4%
(Cost: $69,007,763) .............................. 64,158,299
Shares
Shares
Common Stocks
Australia — 0.4%
AGL Energy Ltd. .............. 154,425 1,115,297
Aurizon Holdings Ltd. ........... 115,703 302,703
BHP Group Ltd. ............... 67,343 2,024,463
CSL Ltd. .................... 2,388 442,207
Endeavour Group Ltd. .......... 110,915 466,806
Glencore plc ................. 2,242,703 12,715,870
Medibank Pvt Ltd. ............. 207,214 486,740
Metcash Ltd. ................. 116,761 293,104
Origin Energy Ltd. ............. 98,236 552,141
Qantas Airways Ltd.
(e)
........... 80,194 332,333
Quintis HoldCo Pty. Ltd.
(d)(e)(f)
...... 7,642,509 51
South32 Ltd. ................. 183,016 460,760
19,192,475
Belgium — 0.0%
KBC Group NV ............... 20,642 1,440,828
Brazil — 0.1%
Ambev SA .................. 706,938 2,276,635
Cielo SA
(e)
.................. 304,052 290,196
Embraer SA
(e)
................ 174,359 675,486
Engie Brasil Energia SA ......... 13,104 125,151
Lojas Renner SA .............. 96,975 406,273
Petroreconcavo S/A ............ 48,391 194,243
Telefonica Brasil SA ............ 59,929 543,944
Transmissora Alianca de Energia
Eletrica SA ................ 47,975 377,332
4,889,260
Canada — 1.4%
Barrick Gold Corp. ............. 86,950 1,470,881
Brookfield Corp., Class A ......... 18,579 625,494
Cameco Corp. ................ 198,997 6,234,576
Canadian National Railway Co. .... 18,539 2,244,972
Enbridge, Inc. ................ 824,322 30,639,453
George Weston Ltd. ............ 2,767 327,132
Imperial Oil Ltd. ............... 12,808 655,313
Loblaw Cos. Ltd. .............. 3,659 334,979
Metro, Inc. .................. 12,323 695,985
Pembina Pipeline Corp. ......... 30,110 946,655
Rogers Communications, Inc., Class B 27,829 1,269,662
Royal Bank of Canada .......... 20,585 1,965,967
Shopify, Inc., Class A
(e)
.......... 10,857 701,699
Suncor Energy, Inc. ............ 296,166 8,687,685
TC Energy Corp. .............. 63,728 2,575,578
Teck Resources Ltd., Class B ..... 50,067 2,107,821
TELUS Corp. ................ 181,517 3,532,371
65,016,223
Cayman Islands — 0.0%
Teya Services Ltd., Series C (Acquired
11/16/21, cost $2,251,184)
(d)(e)(g)
.. 1,159 768,730
Security
Shares
Shares Value
China — 1.1%
Agricultural Bank of China Ltd., Class H 990,000 $ 389,891
Aier Eye Hospital Group Co. Ltd., Class
A ...................... 262,605 671,556
Amoy Diagnostics Co. Ltd., Class A . 269,010 899,656
Anhui Gujing Distillery Co. Ltd., Class
B
(e)
..................... 4,200 72,424
Baidu, Inc., Class A
(e)
........... 88,400 1,507,731
Bank of Chengdu Co. Ltd., Class A
(e)
. 603,200 1,014,378
BOC Hong Kong Holdings Ltd. ..... 45,500 139,381
BYD Co. Ltd., Class H .......... 30,000 961,940
BYD Electronic International Co. Ltd. 6,500 19,773
China Construction Bank Corp., Class
H
(e)
..................... 2,420,000 1,566,765
China Merchants Bank Co. Ltd., Class
H ...................... 100,000 456,109
China Tower Corp. Ltd., Class H
(a)(c)
. 2,284,000 254,368
COSCO SHIPPING Energy
Transportation Co. Ltd.
(e)
....... 65,100 113,189
Dali Foods Group Co. Ltd.
(a)(c)
...... 92,500 41,379
Dongfang Electric Corp. Ltd., Class A 86,500 222,293
Foshan Haitian Flavouring & Food Co.
Ltd., Class A ............... 143,088 923,764
Glodon Co. Ltd., Class A ......... 192,206 860,305
Gree Electric Appliances, Inc. of
Zhuhai, Class A ............. 289,800 1,457,546
Guangzhou Baiyun International Airport
Co. Ltd., Class A
(e)
........... 537,000 1,061,230
Haidilao International Holding Ltd.
(a)(c)
343,000 758,514
Hangzhou Robam Appliances Co. Ltd.,
Class A .................. 563,000 1,962,436
Hundsun Technologies, Inc., Class A . 146,082 891,694
Hygeia Healthcare Holdings Co. Ltd.
(a)(c)
114,000 619,205
Industrial & Commercial Bank of China
Ltd., Class H ............... 2,540,000 1,357,405
JD Health International, Inc.
(a)(c)(e)
... 236,850 1,504,434
JD.com, Inc., Class A ........... 24,704 421,316
Jiangsu Hengrui Pharmaceuticals Co.
Ltd., Class A ............... 131,300 866,124
Kindstar Globalgene Technology, Inc.
(a)
(c)(d)(e)
.................... 1,655,500 372,939
Kingsoft Corp. Ltd. ............. 131,000 517,785
Kweichow Moutai Co. Ltd., Class A .. 5,200 1,211,183
Lenovo Group Ltd. ............. 258,000 270,352
LONGi Green Energy Technology Co.
Ltd., Class A ............... 507,700 2,007,179
Meituan
(a)(c)(e)
................. 109,010 1,709,377
Microport Cardioflow Medtech Corp.
(a)(c)
(e)
...................... 2,890,000 655,874
Ningbo Deye Technology Co. Ltd.,
Class A .................. 65,600 1,353,514
Nongfu Spring Co. Ltd., Class H
(a)(c)
.. 36,800 203,671
NXP Semiconductors NV ........ 6,915 1,415,362
PetroChina Co. Ltd., Class H ...... 768,000 533,267
Pharmaron Beijing Co. Ltd., Class H
(a)(c)
(e)
...................... 29,950 92,863
Ping An Insurance Group Co. of China
Ltd., Class A ............... 112,100 716,190
Shanghai Fosun Pharmaceutical Group
Co. Ltd., Class H
(e)
........... 83,500 223,699
Shanghai Jinjiang International Hotels
Co. Ltd., Class A ............ 99,600 581,046
Shanxi Xinghuacun Fen Wine Factory
Co. Ltd., Class A ............ 10,900 277,835
SITC International Holdings Co. Ltd. . 160,000 292,987
StarPower Semiconductor Ltd., Class A 28,500 846,079
Tencent Holdings Ltd. ........... 244,800 10,379,809

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
China (continued)
Trina Solar Co. Ltd., Class A ...... 153,452 $ 901,112
Trip.com Group Ltd.
(e)
........... 6,600 230,402
Want Want China Holdings Ltd. .... 146,000 97,104
Wilmar International Ltd. ......... 106,900 301,160
Wuliangye Yibin Co. Ltd., Class A ... 45,700 1,030,880
Yonyou Network Technology Co. Ltd.,
Class A .................. 403,914 1,140,249
48,376,724
Denmark — 0.3%
AP Moller - Maersk A/S, Class B .... 397 698,024
Coloplast A/S, Class B .......... 2,322 290,566
Novo Nordisk A/S, Class B ....... 61,035 9,859,584
Novozymes A/S, Class B ......... 14,774 689,342
11,537,516
Finland — 0.0%
Elisa OYJ ................... 10,068 537,474
Kesko OYJ, Class B ............ 12,317 231,956
Kone OYJ, Class B ............ 17,854 932,775
1,702,205
France — 3.1%
Accor SA ................... 109,399 4,070,893
BNP Paribas SA .............. 462,887 29,210,927
Bollore SE .................. 48,811 304,399
Carrefour SA ................. 19,457 368,724
Cie de Saint-Gobain ............ 284,829 17,342,211
Dassault Systemes SE .......... 29,850 1,322,683
EssilorLuxottica SA ............ 62,158 11,721,153
Hermes International ........... 1,508 3,277,969
Kering SA ................... 23,908 13,201,975
La Francaise des Jeux SAEM
(a)(c)
... 21,435 843,654
L'Oreal SA .................. 6,943 3,238,744
LVMH Moet Hennessy Louis Vuitton SE 28,857 27,209,620
Remy Cointreau SA ............ 1,088 174,647
Sanofi ..................... 85,756 9,232,130
SCOR SE ................... 10,367 304,763
Societe Generale SA ........... 31,419 817,090
Teleperformance .............. 1,255 210,531
TotalEnergies SE .............. 121,407 6,969,324
Vinci SA .................... 104,637 12,158,338
141,979,775
Germany — 2.1%
BASF SE ................... 6,631 322,155
Bayer AG (Registered) .......... 162,429 8,991,269
Bayerische Motoren Werke AG .... 18,469 2,271,818
Brenntag SE ................. 4,050 315,973
Caresyntax, Inc.
(d)(e)
............ 6,330 570,459
Caresyntax, Inc. , Series C-3
(e)
..... 2,170 265,354
Commerzbank AG ............. 341,768 3,788,790
Continental AG ............... 8,881 670,963
Fresenius SE & Co. KGaA ........ 16,678 462,594
LANXESS AG ................ 4,366 131,724
Mercedes-Benz Group AG ........ 207,464 16,699,045
Merck KGaA ................. 9,510 1,574,189
SAP SE .................... 199,668 27,276,127
SAP SE, ADR ................ 17,100 2,339,451
Scout24 SE
(a)(c)
............... 4,051 256,695
Siemens AG (Registered) ........ 153,400 25,571,912
Symrise AG ................. 19,376 2,031,622
Telefonica Deutschland Holding AG . 166,893 469,722
United Internet AG (Registered) .... 30,064 423,315
Zalando SE
(a)(c)(e)
.............. 37,671 1,086,401
95,519,578
Security
Shares
Shares Value
Hong Kong — 0.3%
AIA Group Ltd. ............... 1,092,000 $ 11,090,898
ASMPT Ltd. ................. 30,400 300,339
CK Asset Holdings Ltd. .......... 90,500 502,887
Hang Seng Bank Ltd. ........... 21,900 312,198
Hongkong Land Holdings Ltd. ..... 53,200 208,025
MTR Corp. Ltd. ............... 69,000 317,646
Orient Overseas International Ltd. .. 41,000 550,740
WH Group Ltd.
(a)(c)
............. 503,000 267,885
13,550,618
India — 0.1%
Bajaj Auto Ltd. ................ 9,055 518,837
Eicher Motors Ltd. ............. 5,792 253,235
HCL Technologies Ltd. .......... 50,344 731,878
Indian Oil Corp. Ltd. ............ 137,387 153,117
Infosys Ltd. .................. 22,306 363,318
Kotak Mahindra Bank Ltd. ........ 17,773 400,843
Tata Consultancy Services Ltd. .... 5,577 225,352
Think & Learn Pvt Ltd., Series
F (Acquired 12/11/20, cost
$2,928,536)
(d)(e)(g)
............ 1,951 1,427,001
Vedanta Ltd. ................. 57,241 194,963
4,268,544
Indonesia — 0.0%
Bank Central Asia Tbk. PT ........ 964,000 591,220
Ireland — 0.0%
Kingspan Group plc ............ 23,849 1,587,481
Israel — 0.3%
Nice Ltd., ADR
(e)
.............. 59,556 12,298,314
Italy — 0.4%
Coca-Cola HBC AG ............ 27,557 822,022
Enel SpA ................... 102,738 692,703
Ferrari NV .................. 16,620 5,433,873
FinecoBank Banca Fineco SpA .... 32,844 442,101
Intesa Sanpaolo SpA ........... 3,710,675 9,728,463
Snam SpA .................. 111,077 580,528
UniCredit SpA ................ 30,489 708,978
18,408,668
Japan — 3.7%
AGC, Inc. ................... 2,100 75,549
Alfresa Holdings Corp. .......... 13,900 207,930
Aozora Bank Ltd. .............. 25,600 476,005
Astellas Pharma, Inc. ........... 89,465 1,332,356
BayCurrent Consulting, Inc. ....... 40,200 1,511,599
Capcom Co. Ltd. .............. 300 11,892
Coca-Cola Bottlers Japan Holdings,
Inc. ..................... 16,100 170,785
CyberAgent, Inc. .............. 66,300 484,669
East Japan Railway Co. ......... 3,300 182,996
FANUC Corp. ................ 573,800 20,143,621
Heiwa Corp. ................. 5,400 93,917
Honda Motor Co. Ltd. ........... 250,400 7,585,583
Hoya Corp. .................. 83,393 9,979,328
Ibiden Co. Ltd. ................ 3,500 199,141
Ito En Ltd. ................... 8,000 221,240
Japan Airlines Co. Ltd. .......... 541,300 11,737,254
Japan Post Bank Co. Ltd. ........ 118,000 920,193
Jeol Ltd. .................... 10,300 367,702
Kamigumi Co. Ltd. ............. 9,000 204,065
Kawasaki Heavy Industries Ltd. .... 21,900 560,696
Kawasaki Kisen Kaisha Ltd. ....... 52,800 1,294,656
Kewpie Corp. ................ 10,200 166,757

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
Keyence Corp. ............... 44,098 $ 20,953,461
Kose Corp. .................. 52,500 5,046,796
Lixil Corp. ................... 41,800 532,035
Mazda Motor Corp. ............ 105,900 1,023,438
Medipal Holdings Corp. .......... 14,100 230,553
MEIJI Holdings Co. Ltd. ......... 10,500 234,474
Mitsubishi Heavy Industries Ltd. .... 19,000 887,400
Mitsubishi Motors Corp. ......... 207,400 725,222
Mitsubishi UFJ Financial Group, Inc. . 2,765,400 20,383,968
Mitsui & Co. Ltd. .............. 203,200 7,690,679
Mitsui OSK Lines Ltd. ........... 20,900 502,836
Nihon M&A Center Holdings, Inc. ... 34,200 263,135
Nintendo Co. Ltd. .............. 45,900 2,092,504
Nippon Yusen KK .............. 76,100 1,690,078
Nitto Denko Corp. ............. 3,700 274,635
Nomura Research Institute Ltd. .... 59,900 1,654,884
Oracle Corp. Japan ............ 1,300 96,686
Oriental Land Co. Ltd. .......... 2,700 105,262
Rakus Co. Ltd. ............... 17,200 293,219
Recruit Holdings Co. Ltd. ........ 27 862
Santen Pharmaceutical Co. Ltd. .... 18,000 153,311
Sega Sammy Holdings, Inc. ....... 37,100 794,785
SG Holdings Co. Ltd. ........... 18,300 261,036
Shin-Etsu Chemical Co. Ltd. ...... 23,800 795,347
Shiseido Co. Ltd. .............. 17,600 797,803
Skylark Holdings Co. Ltd.
(e)
....... 19,800 247,610
SMC Corp. .................. 19,500 10,837,358
SoftBank Corp. ............... 33,200 354,752
Suzuken Co. Ltd. .............. 5,400 146,872
Sysmex Corp. ................ 177,800 12,178,765
Takeda Pharmaceutical Co. Ltd. .... 36,900 1,159,492
Terumo Corp. ................ 38,300 1,219,842
Tokyo Electron Ltd. ............ 11,900 1,713,939
TOTO Ltd. .................. 8,400 253,986
Toyota Motor Corp. ............ 759,100 12,200,323
ZOZO, Inc. .................. 55,000 1,140,955
166,866,237
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 7,937 191,002
Mexico — 0.1%
Fomento Economico Mexicano SAB de
CV ..................... 60,070 664,711
Grupo Aeroportuario del Sureste SAB
de CV, Class B ............. 16,624 464,709
Grupo Financiero Banorte SAB de CV,
Class O .................. 71,157 585,402
Southern Copper Corp. .......... 10,849 778,307
Wal-Mart de Mexico SAB de CV .... 570,495 2,262,716
4,755,845
Netherlands — 2.5%
ABN AMRO Bank NV, CVA
(a)(c)
..... 72,367 1,124,818
Adyen NV
(a)(c)(e)
............... 5,213 9,027,184
Argenx SE
(e)
................. 675 263,247
ASML Holding NV ............. 47,420 34,395,079
ING Groep NV ................ 2,164,081 29,175,269
Koninklijke Ahold Delhaize NV ..... 23,442 799,209
Koninklijke Vopak NV ........... 29,305 1,045,997
Shell plc .................... 843,357 25,404,622
Shell plc, ADR ................ 173,559 10,479,492
111,714,917
Norway — 0.1%
Equinor ASA ................. 95,578 2,783,124
Security
Shares
Shares Value
Peru — 0.0%
Credicorp Ltd. ................ 2,474 $ 365,261
Saudi Arabia — 0.0%
Dr Sulaiman Al Habib Medical Services
Group Co. ................ 3,192 244,219
Saudi Arabian Oil Co.
(a)(c)
......... 17,960 155,571
Saudi Telecom Co. ............. 48,119 561,055
960,845
Singapore — 0.1%
DBS Group Holdings Ltd. ........ 12,300 287,239
Genting Singapore Ltd. .......... 614,200 428,266
Keppel Corp. Ltd. .............. 70,800 352,354
NetLink NBN Trust
(c)
............ 141,900 89,808
Oversea-Chinese Banking Corp. Ltd. 30,000 272,910
Sembcorp Marine Ltd.
(e)
......... 2,805,834 260,242
Singapore Airlines Ltd. .......... 66,000 349,670
Singapore Technologies Engineering
Ltd. ..................... 128,100 349,542
Singapore Telecommunications Ltd. . 273,600 506,754
2,896,785
South Africa — 0.0%
Anglo American Platinum Ltd. ..... 5,543 250,563
Anglo American plc ............ 19,518 555,746
Capitec Bank Holdings Ltd. ....... 5,307 442,079
Kumba Iron Ore Ltd. ............ 19,822 466,070
1,714,458
South Korea — 0.4%
Amorepacific Corp. ............ 39,152 2,914,293
Celltrion Healthcare Co. Ltd. ...... 6,281 314,465
DB Insurance Co. Ltd. .......... 1,283 72,871
Fila Holdings Corp. ............ 6,310 192,172
Hana Financial Group, Inc. ....... 6,874 205,206
Hanwha Aerospace Co. Ltd. ...... 3,268 316,504
HD Hyundai Infracore Co. Ltd. ..... 153,586 1,400,449
Hyundai Marine & Fire Insurance Co.
Ltd. ..................... 9,654 227,785
KB Financial Group, Inc. ......... 14,535 527,543
Korea Shipbuilding & Offshore
Engineering Co. Ltd.
(e)
........ 2,446 217,437
NCSoft Corp. ................ 5,999 1,350,942
Samsung Electronics Co. Ltd. ..... 40,118 2,209,029
Samsung Fire & Marine Insurance Co.
Ltd. ..................... 5,340 931,859
SK Hynix, Inc. ................ 72,589 6,377,990
SK Telecom Co. Ltd. ............ 13,864 490,588
17,749,133
Spain — 0.6%
Aena SME SA
(a)(c)
.............. 2,165 350,398
Cellnex Telecom SA
(a)(c)
.......... 572,568 23,133,909
Endesa SA .................. 11,126 239,071
Industria de Diseno Textil SA ...... 26,088 1,011,896
24,735,274
Sweden — 0.2%
Assa Abloy AB, Class B ......... 113,188 2,720,696
Hexagon AB, Class B ........... 200,451 2,465,612
Industrivarden AB, Class A ....... 11,042 306,242
Investor AB, Class B ............ 28,975 579,648
Nibe Industrier AB, Class B ....... 78,957 750,751
Telefonaktiebolaget LM Ericsson, Class
B ...................... 299,377 1,626,604
Telia Co. AB ................. 666,032 1,461,177
9,910,730

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Switzerland — 2.0%
Alcon, Inc. .................. 221,959 $ 18,414,248
Barry Callebaut AG (Registered) .... 165 318,793
Clariant AG (Registered) ......... 48,475 701,266
Flughafen Zurich AG (Registered) ... 1,424 296,197
Geberit AG (Registered) ......... 666 349,040
Givaudan SA (Registered) ........ 47 155,896
Kuehne + Nagel International AG
(Registered) ............... 4,665 1,381,898
Lonza Group AG (Registered) ..... 8,771 5,242,539
Nestle SA (Registered) .......... 315,720 37,978,466
Novartis AG (Registered) ........ 37,231 3,753,609
Roche Holding AG ............. 25,644 7,833,474
STMicroelectronics NV .......... 52,356 2,611,172
Swisscom AG (Registered) ....... 836 521,782
TE Connectivity Ltd. ............ 91,510 12,826,042
VAT Group AG
(a)(c)
............. 1,015 420,427
92,804,849
Taiwan — 0.5%
Chunghwa Telecom Co. Ltd. ...... 217,000 812,755
Far EasTone Telecommunications Co.
Ltd. ..................... 127,000 320,742
MediaTek, Inc. ................ 20,000 442,717
Oneness Biotech Co. Ltd. ........ 28,994 201,921
Quanta Computer, Inc. .......... 102,000 498,154
Taiwan Mobile Co. Ltd. .......... 99,000 304,090
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 985,000 18,196,233
Wiwynn Corp. ................ 15,000 685,537
21,462,149
United Arab Emirates — 0.0%
NMC Health plc
(d)(e)
............. 284,408 4
United Kingdom — 2.3%
AstraZeneca plc .............. 84,600 12,127,772
AstraZeneca plc, ADR .......... 75,692 5,417,276
Auto Trader Group plc
(a)(c)
........ 188,614 1,464,498
BAE Systems plc .............. 1,315,907 15,516,186
Barclays plc ................. 1,054,580 2,060,219
BP plc ..................... 171,006 995,662
British American Tobacco plc ...... 21,925 728,468
Burberry Group plc ............. 23,409 631,657
CNH Industrial NV ............. 92,005 1,326,952
Compass Group plc ............ 461,356 12,919,421
Direct Line Insurance Group plc .... 154,867 267,762
Experian plc ................. 20,927 803,199
Genius Sports Ltd.
(e)
............ 154,301 955,123
Kingfisher plc ................ 135,698 399,934
Legal & General Group plc ....... 104,125 301,473
Lloyds Banking Group plc ........ 11,733,512 6,504,457
London Stock Exchange Group plc .. 27,016 2,875,405
National Grid plc .............. 14,850 196,887
NatWest Group plc ............. 314,857 962,358
Pearson plc ................. 38,103 399,465
RELX plc ................... 277,934 9,272,080
Spirax-Sarco Engineering plc ...... 31,361 4,133,512
Standard Chartered plc .......... 26,719 232,458
Unilever plc .................. 480,256 25,008,966
105,501,190
United States — 35.4%
3M Co. ..................... 25,507 2,552,996
Abbott Laboratories ............ 198,991 21,693,999
AbbVie, Inc. ................. 45,997 6,197,176
Activision Blizzard, Inc.
(e)
......... 71,392 6,018,346
Adobe, Inc.
(e)
................. 7,044 3,444,446
Security
Shares
Shares Value
United States (continued)
Advance Auto Parts, Inc. ......... 23,290 $ 1,637,287
Advanced Micro Devices, Inc.
(e)
.... 123,117 14,024,257
Air Products & Chemicals, Inc. ..... 58,938 17,653,699
Akamai Technologies, Inc.
(e)
....... 1,754 157,632
Albemarle Corp. .............. 64,302 14,345,133
Allegion plc .................. 16,536 1,984,651
Allstate Corp. (The) ............ 18,149 1,978,967
Alphabet, Inc., Class C
(e)
......... 569,498 68,892,173
Amazon.com, Inc.
(e)
............ 410,384 53,497,658
American International Group, Inc. .. 21,627 1,244,418
American Tower Corp. .......... 80,298 15,572,994
AmerisourceBergen Corp. ........ 7,919 1,523,853
Amgen, Inc. ................. 5,732 1,272,619
ANSYS, Inc.
(e)
................ 19,807 6,541,658
Aon plc, Class A .............. 2,198 758,750
APA Corp. .................. 8,883 303,532
Apple, Inc.
(h)
................. 478,039 92,725,225
Applied Materials, Inc. .......... 71,322 10,308,882
Aptiv plc
(e)
................... 103,048 10,520,170
Archer-Daniels-Midland Co. ....... 179,847 13,589,239
Assurant, Inc. ................ 5,592 703,026
Astra Space, Inc., Class A
(e)
....... 249,521 91,973
AT&T, Inc. ................... 45,685 728,676
Atlas Energy Solutions, Inc., Class A . 18,193 315,830
Atlassian Corp., Class A
(e)
........ 5,816 975,983
Autodesk, Inc.
(e)
............... 7,539 1,542,555
Automatic Data Processing, Inc. .... 2,462 541,123
AutoZone, Inc.
(e)
.............. 672 1,675,538
Ball Corp. ................... 5,565 323,939
Bank of America Corp. .......... 94,965 2,724,546
Berkshire Hathaway, Inc., Class B
(e)
. 8,173 2,786,993
BioMarin Pharmaceutical, Inc.
(e)
.... 7,018 608,320
Booking Holdings, Inc.
(e)
......... 1,945 5,252,142
Boston Scientific Corp.
(e)
......... 519,185 28,082,717
Brown-Forman Corp., Class B ..... 1,842 123,009
Bunge Ltd. .................. 100,399 9,472,646
Cadence Design Systems, Inc.
(e)
... 38,832 9,106,881
California Resources Corp. ....... 23,249 1,052,947
Campbell Soup Co. ............ 3,572 163,276
Cardinal Health, Inc. ............ 6,130 579,714
CF Industries Holdings, Inc. ....... 143,388 9,953,995
Charles Schwab Corp. (The) ...... 5,069 287,311
Charter Communications, Inc., Class
A
(e)
..................... 22,686 8,334,156
Cheniere Energy, Inc. ........... 2,208 336,411
Chesapeake Energy Corp. ....... 16,152 1,351,599
Chevron Corp. ................ 8,900 1,400,415
Chipotle Mexican Grill, Inc.
(e)
...... 1,430 3,058,770
Chubb Ltd. .................. 91,799 17,676,815
Cigna Group (The) ............. 6,729 1,888,157
Cintas Corp. ................. 3,401 1,690,569
Cisco Systems, Inc. ............ 22,590 1,168,807
Clorox Co. (The) .............. 4,861 773,093
CME Group, Inc., Class A ........ 7,308 1,354,099
Coca-Cola Co. (The) ........... 30,658 1,846,225
Colgate-Palmolive Co. .......... 29,781 2,294,328
Comcast Corp., Class A ......... 219,156 9,105,932
ConocoPhillips ............... 86,802 8,993,555
Constellation Brands, Inc., Class A .. 7,567 1,862,466
Copart, Inc.
(e)
................ 5,145 469,275
Costco Wholesale Corp. ......... 42,899 23,095,964
Crowdstrike Holdings, Inc., Class A
(e)
. 34,516 5,069,365
Crown Holdings, Inc. ........... 4,710 409,158
Crown PropTech Acquisitions
(e)
..... 28,147 287,944
Crown PropTech Acquisitions
(d)(e)
... 62,472 42,481

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
CVS Health Corp. ............. 34,543 $ 2,387,958
Davidson Kempner Merchant Co-
Invest Fund LP, (Acquired 04/07/21,
cost $1,598,895)
(e)(g)(i)
......... —
(j)
7,651,160
Deere & Co. ................. 26,161 10,600,176
Dell Technologies, Inc., Class C .... 8,602 465,454
Delta Air Lines, Inc.
(e)
........... 280,214 13,321,374
Dexcom, Inc.
(e)
............... 64,051 8,231,194
Domino's Pizza, Inc. ............ 851 286,778
Dow, Inc. ................... 8,293 441,685
Duke Energy Corp. ............ 13,912 1,248,463
Dynatrace, Inc.
(e)
.............. 199,689 10,277,993
eBay, Inc. ................... 17,457 780,153
Edison International ............ 11,216 778,951
Edwards Lifesciences Corp.
(e)
..... 74,038 6,984,005
Electronic Arts, Inc. ............ 8,004 1,038,119
Element Solutions, Inc. .......... 40,785 783,072
Eli Lilly & Co. ................ 36,791 17,254,243
EOG Resources, Inc. ........... 10,104 1,156,302
Epic Games, Inc., (Acquired 07/02/20,
cost $6,386,525)
(d)(e)(g)
......... 11,107 7,981,268
EQT Corp. .................. 40,694 1,673,744
Equitrans Midstream Corp. ....... 6,723 64,272
Equity Residential ............. 29,191 1,925,730
Estee Lauder Cos., Inc. (The), Class A 7,823 1,536,281
Eversource Energy ............ 34,254 2,429,294
Expedia Group, Inc.
(e)
........... 4,332 473,877
Exxon Mobil Corp. ............. 8,610 923,422
F5, Inc.
(e)
................... 71,356 10,436,529
FactSet Research Systems, Inc. .... 675 270,439
Fair Isaac Corp.
(e)
.............. 1,357 1,098,098
Fanatics Holdings Inc., Class
A, (Acquired 08/17/22, cost
$9,001,757)
(d)(e)(g)
............ 132,691 10,424,205
Fastenal Co. ................. 13,214 779,494
Ferguson plc ................. 4,292 677,928
Fidelity National Information Services,
Inc. ..................... 32,675 1,787,322
First Solar, Inc.
(e)
.............. 13,471 2,560,702
Floor & Decor Holdings, Inc., Class A
(e)
33,795 3,513,328
Ford Motor Co. ............... 151,397 2,290,637
Fortinet, Inc.
(e)
................ 107,313 8,111,790
Fortive Corp. ................. 329,491 24,636,042
Freeport-McMoRan, Inc. ......... 317,181 12,687,240
Gen Digital, Inc. ............... 14,320 265,636
General Dynamics Corp. ......... 13,686 2,944,543
General Motors Co. ............ 129,716 5,001,849
Gilead Sciences, Inc. ........... 26,018 2,005,207
Global Payments, Inc. .......... 4,828 475,655
Goldman Sachs Group, Inc. (The) .. 4,279 1,380,149
Grand Rounds, Inc., (Acquired
02/11/22, cost $6,542,036)
(d)(e)(g)
.. 2,434,345 2,896,871
Green Plains, Inc.
(e)
............ 32,948 1,062,243
GSK plc .................... 44,758 793,226
Halliburton Co. ............... 22,471 741,318
Hartford Financial Services Group, Inc.
(The) .................... 25,265 1,819,585
Healthpeak Properties, Inc. ....... 75,257 1,512,666
Hewlett Packard Enterprise Co. .... 83,663 1,405,538
Hilton Worldwide Holdings, Inc. .... 68,834 10,018,789
Humana, Inc. ................ 46,124 20,623,424
IDEX Corp. .................. 919 197,824
iHeartMedia, Inc., Class A
(e)
....... 2,519 9,169
Illinois Tool Works, Inc. .......... 5,160 1,290,826
Incyte Corp.
(e)
................ 1,402 87,274
Security
Shares
Shares Value
United States (continued)
Informatica, Inc., Class A
(e)
....... 70,494 $ 1,304,139
Intel Corp. .................. 13,370 447,093
Intercontinental Exchange, Inc. .... 3,726 421,336
International Flavors & Fragrances, Inc. 1,651 131,403
Intuit, Inc. ................... 12,629 5,786,481
Intuitive Surgical, Inc.
(e)
.......... 53,613 18,332,429
Jawbone Health Hub, Inc., (Acquired
01/24/17, cost $0)
(d)(e)(g)
........ 301,223 3
JBS SA .................... 121,740 445,192
Johnson & Johnson ............ 102,307 16,933,855
Johnson Controls International plc .. 17,101 1,165,262
JPMorgan Chase & Co. ......... 103,818 15,099,290
Kellogg Co. .................. 7,138 481,101
Kenvue, Inc.
(e)
................ 311,086 8,218,892
Keurig Dr Pepper, Inc. .......... 54,936 1,717,849
Keysight Technologies, Inc.
(e)
...... 16,678 2,792,731
Kimberly-Clark Corp. ........... 10,040 1,386,122
Kinder Morgan, Inc. ............ 45,266 779,481
KLA Corp. ................... 18,087 8,772,557
Kraft Heinz Co. (The) ........... 3,364 119,422
Kroger Co. (The) .............. 16,023 753,081
Lam Research Corp. ........... 1,316 846,004
Latch, Inc.
(e)
................. 174,273 242,239
Liberty Media Corp.-Liberty SiriusXM,
Class A
(e)
................. 158,942 5,214,887
Liberty Media Corp.-Liberty SiriusXM,
Class C
(e)
................. 110,298 3,610,054
Linde plc ................... 6,062 2,310,107
Lions Gate Entertainment Corp., Class
A
(e)
..................... 96,598 852,960
Lockheed Martin Corp. .......... 40,436 18,615,926
Lookout, Inc., (Acquired 03/04/15, cost
$656,885)
(d)(e)(g)
............. 57,505 149,513
Lowe's Cos., Inc. .............. 6,747 1,522,798
LPL Financial Holdings, Inc. ....... 101,347 22,035,878
Lululemon Athletica, Inc.
(e)
........ 1,828 691,898
LyondellBasell Industries NV, Class A 22,036 2,023,566
M&T Bank Corp. .............. 2,038 252,223
M/I Homes, Inc.
(e)
.............. 13,804 1,203,571
Marathon Oil Corp. ............. 254,788 5,865,220
Marathon Petroleum Corp. ....... 13,893 1,619,924
MarketAxess Holdings, Inc. ....... 4,680 1,223,446
Marsh & McLennan Cos., Inc. ..... 192,362 36,179,445
Masco Corp. ................. 27,477 1,576,630
Masimo Corp.
(e)
............... 15,469 2,545,424
Mastercard, Inc., Class A ......... 79,128 31,121,042
McDonald's Corp. ............. 45,162 13,476,792
McKesson Corp. .............. 6,294 2,689,489
Merck & Co., Inc. .............. 206,696 23,850,651
Meritage Homes Corp. .......... 8,272 1,176,857
Meta Platforms, Inc., Class A
(e)
..... 6,681 1,917,313
MetLife, Inc. ................. 43,816 2,476,918
Mettler-Toledo International, Inc.
(e)
.. 1,140 1,495,270
MGM Resorts International ....... 55,988 2,458,993
Microchip Technology, Inc. ........ 14,413 1,291,261
Micron Technology, Inc. .......... 125,338 7,910,081
Microsoft Corp. ............... 336,923 114,735,758
Mirion Technologies, Inc., Class A
(e)
. 61,353 518,433
Mirion Technologies, Inc., Class A
(e)
. 756,990 6,396,565
Moderna, Inc.
(e)
............... 8,148 989,982
Moody's Corp. ................ 4,042 1,405,484
Morgan Stanley ............... 10,900 930,860
Mr Cooper Group, Inc.
(e)
......... 24,501 1,240,731
NextEra Energy, Inc. ........... 345,750 25,654,650
NIKE, Inc., Class B ............ 26,054 2,875,580

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
14
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Northern Trust Corp. ............ 6,379 $ 472,939
Northrop Grumman Corp. ........ 54,361 24,777,744
Nucor Corp. ................. 3,189 522,932
NVIDIA Corp. ................ 46,274 19,574,827
NVR, Inc.
(e)
.................. 95 603,309
Opendoor Technologies, Inc.
(e)
..... 192,781 774,980
Otis Worldwide Corp. ........... 38,741 3,448,336
Palo Alto Networks, Inc.
(e)
........ 30,588 7,815,540
Park Hotels & Resorts, Inc. ....... 29,763 381,562
Paycom Software, Inc. .......... 6,249 2,007,429
Peloton Interactive, Inc., Class A
(e)
.. 142,125 1,092,941
PepsiCo, Inc. ................ 17,200 3,185,784
Pfizer, Inc. .................. 185,505 6,804,323
Philip Morris International, Inc. ..... 9,732 950,038
Phillips 66 ................... 8,418 802,909
Playstudios, Inc.
(e)
............. 277,748 1,363,743
Procter & Gamble Co. (The) ...... 11,667 1,770,351
Progressive Corp. (The) ......... 59,494 7,875,221
Proof Acquisition Corp. I
(d)(e)
....... 30,948 34,662
Public Service Enterprise Group, Inc. 12,876 806,166
Public Storage ................ 2,879 840,323
Rockwell Automation, Inc. ........ 24,705 8,139,062
Rollins, Inc. .................. 51,824 2,219,622
Royal Caribbean Cruises Ltd.
(e)
.... 6,515 675,866
RXO, Inc.
(e)
.................. 12,855 291,423
S&P Global, Inc. .............. 14,795 5,931,168
Salesforce, Inc.
(e)
.............. 59,609 12,592,997
Sarcos Technology & Robotics Corp.
(e)
29,189 11,092
Sarcos Technology & Robotics Corp.
(e)
42,794 13,758
Sarcos Technology & Robotics Corp.
(e)
1,176,652 378,294
Schlumberger NV ............. 51,623 2,535,722
Schneider Electric SE ........... 4,226 767,766
Seagate Technology Holdings plc ... 23,489 1,453,264
Sealed Air Corp. .............. 30,285 1,211,400
Sempra Energy ............... 182,038 26,502,912
ServiceNow, Inc.
(e)
............. 792 445,080
Snorkel AI, Inc., Series B (Acquired
06/30/21, cost $234,442)
(d)(e)(g)
... 15,609 172,792
Sonder Holdings, Inc., Class A
(e)
.... 275,263 146,027
Starbucks Corp. ............... 116,552 11,545,641
Sun Country Airlines Holdings, Inc.
(e)
. 323,187 7,265,244
Symbotic Corp., Class A
(e)
........ 34,971 1,449,548
Synchrony Financial ............ 17,527 594,516
Tapestry, Inc. ................. 21,902 937,406
Tesla, Inc.
(e)
.................. 89,974 23,552,494
Texas Capital Bancshares, Inc.
(e)
... 4,970 255,955
Texas Instruments, Inc. .......... 4,649 836,913
Thermo Fisher Scientific, Inc. ...... 40,127 20,936,262
TJX Cos., Inc. (The) ............ 119,924 10,168,356
Trane Technologies plc .......... 2,740 524,052
TransDigm Group, Inc. .......... 3,335 2,982,057
Transocean Ltd.
(e)
............. 206,009 1,444,123
Travelers Cos., Inc. (The) ........ 6,151 1,068,183
Uber Technologies, Inc.
(e)
........ 11,775 508,327
United Airlines Holdings, Inc.
(e)
..... 151,908 8,335,192
United Parcel Service, Inc., Class B . 86,981 15,591,344
UnitedHealth Group, Inc. ......... 78,646 37,800,413
Valero Energy Corp. ............ 100,611 11,801,670
VeriSign, Inc.
(e)
............... 27,276 6,163,558
Verisk Analytics, Inc. ............ 21,746 4,915,248
VF Corp. ................... 41,184 786,203
Visa, Inc., Class A ............. 39,793 9,450,042
Vulcan Materials Co. ........... 45,543 10,267,214
Walgreens Boots Alliance, Inc. ..... 28,577 814,159
Walmart, Inc. ................. 73,525 11,556,659
Security
Shares
Shares Value
United States (continued)
Walt Disney Co. (The)
(e)
......... 202,166 $ 18,049,380
Waters Corp.
(e)
............... 3,261 869,187
WEC Energy Group, Inc. ......... 11,492 1,014,054
Wells Fargo & Co. ............. 253,882 10,835,684
West Pharmaceutical Services, Inc. . 877 335,426
Western Digital Corp.
(e)
.......... 15,728 596,563
Whirlpool Corp. ............... 3,457 514,367
Williams Cos., Inc. (The) ......... 9,533 311,062
Willis Towers Watson plc ......... 6,801 1,601,635
Wintrust Financial Corp. ......... 3,847 279,369
Workday, Inc., Class A
(e)
......... 3,597 812,526
Yum! Brands, Inc. ............. 10,976 1,520,725
Zoetis, Inc., Class A ............ 38,303 6,596,160
Zscaler, Inc.
(e)
................ 26,350 3,855,005
1,608,961,366
Total Common Stocks — 57.5%
(Cost: $2,445,251,002) ........................... 2,614,501,328
Par (000)
Pa r (000)
Corporate Bonds
Australia — 0.4%
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ................. USD 455 387,828
OA Leasing Corp., 8.00%
,
01/21/24
(d)
AUD 428 280,658
Oceana Australian Fixed Income Trust
(d)
10.00%, 08/31/23 ........... 1,547 1,031,754
10.25%, 08/31/25 ........... 2,870 1,921,708
0.00%, 03/28/26 ............ 2,290 1,462,819
Quintis Australia Pty. Ltd.
(a)(d)(f)(k)
13.51%, (13.51% Cash or 8.00%
PIK), 10/01/26 ........... USD 16,145 14,641,778
0.00%, (0.00% Cash or 12.00%
PIK), 10/01/28
(b)
.......... 14,449 1
19,726,546
Austria — 0.0%
Benteler International AG, 9.38%
,
05/15/28
(a)
................ EUR 1,957 2,154,164
Belgium — 0.1%
Anheuser-Busch Cos. LLC, 3.65%
,
02/01/26 ................. USD 915 886,239
Anheuser-Busch InBev SA, 4.00%
,
09/24/25
(c)
................ GBP 300 363,055
Anheuser-Busch InBev Worldwide, Inc.,
3.50%
,
06/01/30 ............ USD 1,508 1,402,268
KBC Group NV, (GUKG1 + 0.92%),
1.25%
,
09/21/27
(b)(c)
.......... GBP 300 319,308
2,970,870
Brazil — 0.1%
Atento Luxco 1 SA, 8.00%
,
02/10/26
(a)
USD 202 31,805
Banco do Brasil SA, 6.25%
,
04/18/30
(a)
346 343,924
Braskem Netherlands Finance BV
(a)
7.25%, 02/13/33 ............ 375 366,684
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
8.22%), 8.50%, 01/23/81
(b)
... 202 204,333
BRF SA, 4.88%
,
01/24/30
(c)
....... 404 325,725
Klabin Austria GmbH, 3.20%
,
01/12/31
(a)
................ 303 242,249

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Brazil (continued)
MC Brazil Downstream Trading SARL
7.25%, 06/30/31
(c)
........... USD 193 $ 128,881
7.25%, 06/30/31
(a)
........... 195 130,169
Suzano Austria GmbH
3.75%, 01/15/31 ............ 346 293,512
Series DM3N, 3.13%, 01/15/32 .. 412 328,343
2,395,625
Canada — 0.3%
Garda World Security Corp., 7.75%
,
02/15/28
(a)
................ 197 195,546
HR Ottawa LP, 11.00%
,
03/31/31
(a)
.. 12,118 11,754,460
Nutrien Ltd., 4.90%
,
03/27/28 ..... 415 407,028
Rogers Communications, Inc.
(a)
2.95%, 03/15/25 ............ 1,908 1,810,976
3.80%, 03/15/32 ............ 503 439,683
Toronto-Dominion Bank (The), 2.88%
,
04/05/27
(c)
................ GBP 300 332,491
14,940,184
Chile — 0.0%
Engie Energia Chile SA, 3.40%
,
01/28/30
(c)
................ USD 283 233,865
Kenbourne Invest SA, 6.88%
,
11/26/24
(a)
................ 314 272,546
506,411
China — 0.1%
Agile Group Holdings Ltd., 5.50%
,
04/21/25
(c)
................ 215 52,944
China Evergrande Group, 10.00%
,
04/11/23
(b)(c)(e)(l)
.............. 322 19,330
China SCE Group Holdings Ltd.,
5.95%
,
09/29/24
(c)
........... 323 50,088
Easy Tactic Ltd., 7.50%
,
(7.50% Cash
or 7.50% PIK), 07/11/28
(k)
...... 313 22,981
Fantasia Holdings Group Co. Ltd.
(b)(c)(e)(l)
11.75%, 04/17/22 ........... 716 42,960
10.88%, 01/09/23 ........... 815 48,900
Jingrui Holdings Ltd., 12.00%
,
07/25/23
(b)(c)(e)(l)
............. 470 30,550
Modern Land China Co. Ltd.
(b)(c)(e)(k)(l)
8.00%, (8.00% Cash or 10.00%
PIK), 12/30/24 ........... 303 16,575
9.00%, (9.00% Cash or 11.00%
PIK), 12/30/26 ........... 675 33,562
9.00%, (9.00% Cash or 11.00%
PIK), 12/30/27 ........... 315 17,271
New Metro Global Ltd., 4.50%
,
05/02/26
(c)
................ 237 93,615
NXP BV
4.40%, 06/01/27 ............ 1,150 1,109,002
3.40%, 05/01/30 ............ 503 444,873
5.00%, 01/15/33 ............ 923 886,551
Redsun Properties Group Ltd., 10.50%
,
10/03/22
(b)(c)(e)(l)
............. 400 32,000
RKPF Overseas 2019 A Ltd., 6.00%
,
09/04/25
(c)
................ 220 125,120
Ronshine China Holdings Ltd.
(b)(c)(e)(l)
6.75%, 08/05/24 ............ 440 19,800
7.10%, 01/25/25 ............ 723 32,535
Sinic Holdings Group Co. Ltd.
(b)(c)(e)(l)
8.50%, 01/24/22 ............ 270 2,700
10.50%, 06/18/22 ........... 250 2,500
Yango Justice International Ltd.
(b)(e)(l)
10.25%, 09/15/22 ........... 286 2,860
Security
Par (000)
Par (000) Value
China (continued)
9.25%, 04/15/23
(c)
........... USD 327 $ 3,270
7.88%, 09/04/24
(c)
........... 403 4,030
3,094,017
Colombia — 0.0%
AI Candelaria Spain SA, 7.50%
,
12/15/28
(c)
................ 241 225,092
Promigas SA ESP, 3.75%
,
10/16/29
(a)
220 183,700
SURA Asset Management SA, 4.88%
,
04/17/24
(c)
................ 524 516,140
924,932
Costa Rica — 0.0%
Liberty Costa Rica Senior Secured
Finance, 10.88%
,
01/15/31
(a)
.... 206 203,503
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA, 6.75%
,
03/30/29
(a)
........ 303 291,604
France — 0.2%
BNP Paribas SA
(c)
3.38%, 01/23/26 ............ GBP 300 350,177
(3-mo. EURIBOR + 1.80%), 2.13%,
01/23/27
(b)
.............. EUR 900 919,692
1.88%, 12/14/27 ............ GBP 300 310,458
Faurecia SE, 2.75%
,
02/15/27
(c)
.... EUR 3,019 2,979,691
Sabena Technics SAS (Acquired
10/28/22, cost $1,932,595) , 0.00%,
09/30/29
(b)(d)(g)
.............. 1,969 2,148,573
Societe Generale SA, 1.88%
,
10/03/24
(c)
................ GBP 300 358,507
TotalEnergies Capital Canada Ltd.,
2.13%
,
09/18/29
(c)
........... EUR 1,300 1,287,528
TotalEnergies Capital International SA,
1.66%
,
07/22/26
(c)
........... GBP 300 335,699
8,690,325
Germany — 0.5%
Adler Pelzer Holding GmbH, 9.50%
,
04/01/27
(a)
................ EUR 4,477 4,512,798
APCOA Parking Holdings GmbH,
(3-mo. EURIBOR at 5.00% Floor +
5.00%), 8.18%
,
01/15/27
(a)(b)
.... 2,093 2,221,564
Bayer AG, 0.05%
,
01/12/25
(c)
...... 900 922,375
Caresyntax, Inc., 0.00%
,
12/31/24
(d)(m)
USD 246 259,907
Deutsche Telekom International
Finance BV, 2.49%
,
09/19/23
(a)
.. 510 509,219
Douglas GmbH, 6.00%
,
04/08/26
(a)
.. EUR 1,698 1,694,438
Lanxess AG, 12.25%
,
03/31/31
(b)(d)
.. 2,200 2,361,630
Mercedes-Benz Finance North America
LLC, 5.25%
,
11/29/27
(a)
........ USD 879 884,680
Mercedes-Benz International Finance
BV, 1.38%
,
06/26/26
(c)
........ EUR 881 899,821
Siemens Financieringsmaatschappij
NV, 0.65%
,
03/11/24
(a)
........ USD 1,190 1,151,311
TK Elevator Midco GmbH, 4.38%
,
07/15/27
(c)
................ EUR 3,019 2,940,291
Volkswagen Bank GmbH, 2.50%
,
07/31/26
(c)
................ 1,500 1,549,195
Volkswagen Financial Services AG,
0.88%
,
01/31/28
(c)
........... 974 908,158
Volkswagen Financial Services NV
(c)
1.88%, 12/03/24 ............ GBP 100 118,677

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
4.25%, 10/09/25 ............ GBP 200 $ 239,389
21,173,453
Guatemala — 0.0%
Millicom International Cellular SA,
5.13%
,
01/15/28
(c)
........... USD 364 317,026
Hong Kong — 0.0%
(c)
AIA Group Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 1.76%), 2.70%
(b)(n)
.... 400 354,088
HKT Capital No. 6 Ltd., 3.00%
,
01/18/32 ................. 350 294,560
Melco Resorts Finance Ltd., 5.38%
,
12/04/29 ................. 200 164,750
813,398
India — 0.1%
ABJA Investment Co. Pte. Ltd., 5.45%
,
01/24/28
(c)
................ 200 198,046
CA Magnum Holdings, 5.38%
,
10/31/26
(c)
................ 300 267,948
Diamond II Ltd., 7.95%
,
07/28/26
(a)
.. 200 196,278
Greenko Dutch BV, 3.85%
,
03/29/26
(c)
188 168,502
India Green Energy Holdings, 5.38%
,
04/29/24
(a)
................ 250 244,375
India Green Power Holdings, 4.00%
,
02/22/27
(c)
................ 282 246,186
REC Ltd., 2.75%
,
01/13/27
(c)
...... 330 298,142
REI Agro Ltd.
(e)(l)(o)
5.50%, 11/13/14
(a)
........... 5,549 27,745
5.50%, 11/13/14
(b)(c)(d)
......... 2,291 —
ReNew Power Pvt Ltd., 5.88%
,
03/05/27
(c)
................ 110 102,631
Vedanta Resources Finance II plc
13.88%, 01/21/24
(c)
.......... 200 182,074
8.95%, 03/11/25
(a)
........... 359 270,934
2,202,861
Indonesia — 0.0%
(c)
Freeport Indonesia PT, 4.76%
,
04/14/27 ................. 539 518,939
LLPL Capital Pte. Ltd., 6.88%
,
02/04/39 165 148,992
Minejesa Capital BV, 4.63%
,
08/10/30 416 372,004
Star Energy Geothermal Darajat II,
4.85%
,
10/14/38 ............ 200 180,400
Theta Capital Pte. Ltd., 8.13%
,
01/22/25 ................. 323 268,487
1,488,822
Ireland — 0.0%
AerCap Ireland Capital DAC, 5.75%
,
06/06/28 ................. 616 610,905
Dell Bank International DAC, 0.50%
,
10/27/26
(c)
................ EUR 469 452,407
1,063,312
Israel — 0.1%
Bank Leumi Le-Israel BM, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.47%), 7.13%
,
07/18/33
(a)(b)(c)
.............. USD 229 226,172
Energean Israel Finance Ltd., 8.50%
,
09/30/33
(a)(c)
............... 507 505,695
Leviathan Bond Ltd., 6.75%
,
06/30/30
(a)
(c)
...................... 404 374,847
Security
Par (000)
Par (000) Value
Israel (continued)
Teva Pharmaceutical Finance
Netherlands II BV
7.38%, 09/15/29 ............ EUR 1,221 $ 1,359,309
7.88%, 09/15/31 ............ 889 1,002,341
Teva Pharmaceutical Finance
Netherlands III BV, 8.13%
,
09/15/31 USD 240 250,020
3,718,384
Italy — 0.4%
Azzurra Aeroporti SpA, 2.13%
,
05/30/24
(c)
................ EUR 4,034 4,256,154
Castor SpA
(a)
6.00%, 02/15/29 ............ 628 587,526
(3-mo. EURIBOR at 5.25% Floor +
5.25%), 8.78%, 02/15/29
(b)
... 2,003 2,032,677
Forno d'Asolo SpA, (3-mo. EURIBOR
at 5.50% Floor + 5.50%), 9.10%
,
04/30/27
(a)(b)
............... 5,566 5,402,484
Marcolin SpA, 6.13%
,
11/15/26
(a)
... 2,281 2,221,457
Shiba Bidco SpA, 4.50%
,
10/31/28
(a)
. 2,304 2,218,715
16,719,013
Japan — 0.0%
Nissan Motor Co. Ltd., 2.65%
,
03/17/26
(c)
................ 535 545,693
Rakuten Group, Inc., 10.25%
,
11/30/24
(a)
................ USD 455 448,170
Takeda Pharmaceutical Co. Ltd.,
5.00%
,
11/26/28 ............ 1,091 1,084,546
2,078,409
Kuwait — 0.0%
Equate Petrochemical BV
4.25%, 11/03/26
(c)
........... 267 255,848
2.63%, 04/28/28
(a)
........... 289 251,603
MEGlobal BV, 2.63%
,
04/28/28
(c)
... 260 226,356
733,807
Luxembourg — 0.2%
Herens Midco SARL, 5.25%
,
05/15/29
(a)
EUR 2,664 1,662,779
INEOS Finance plc
3.38%, 03/31/26
(c)
........... 999 1,018,696
6.63%, 05/15/28
(a)
........... 957 1,024,182
6.75%, 05/15/28
(a)
........... USD 2,010 1,930,769
Sani/Ikos Financial Holdings 1 SARL,
5.63%
,
12/15/26
(a)
........... EUR 1,769 1,773,976
7,410,402
Macau — 0.0%
Sands China Ltd., 4.88%
,
06/18/30
(b)(p)
USD 200 176,532
Studio City Finance Ltd., 5.00%
,
01/15/29
(c)
................ 334 247,891
424,423
Malaysia — 0.0%
(c)
CIMB Bank Bhd., 2.13%
,
07/20/27 .. 200 179,076
Dua Capital Ltd., 2.78%
,
05/11/31 ... 341 292,946
Gohl Capital Ltd., 4.25%
,
01/24/27 .. 300 278,928
TNB Global Ventures Capital Bhd.,
4.85%
,
11/01/28 ............ 200 196,264
947,214

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mexico — 0.0%
Banco Mercantil del Norte SA, (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.64%),
5.88%
(a)(b)(n)
................ USD 253 $ 213,943
Braskem Idesa SAPI, 6.99%
,
02/20/32
(a)
................ 426 272,640
FEL Energy VI SARL, 5.75%
,
12/01/40
(c)
................ 423 360,309
Trust Fibra Uno, 4.87%
,
01/15/30
(c)
.. 370 324,675
1,171,567
Morocco — 0.0%
Vivo Energy Investments BV, 5.13%
,
09/24/27
(a)
................ 558 502,736
Netherlands — 0.1%
Cooperatieve Rabobank UA, (GUKG1
+ 1.05%), 1.88%
,
07/12/28
(b)(c)
... GBP 300 318,843
ING Groep NV
(c)
3.00%, 02/18/26 ............ 300 346,112
(3-mo. EURIBOR + 1.10%), 2.13%,
05/23/26
(b)
.............. EUR 900 936,115
Trivium Packaging Finance BV, 5.50%
,
08/15/26
(a)(p)
............... USD 662 635,622
2,236,692
Nigeria — 0.0%
IHS Holding Ltd.
5.63%, 11/29/26
(c)
........... 340 296,184
6.25%, 11/29/28
(a)
........... 303 248,327
544,511
Peru — 0.0%
Inkia Energy Ltd., 5.88%
,
11/09/27
(c)
. 200 189,932
Intercorp Peru Ltd., 3.88%
,
08/15/29
(a)
200 169,644
359,576
Singapore — 0.0%
BOC Aviation Ltd., 3.50%
,
09/18/27
(c)
350 326,697
Puma International Financing SA,
5.13%
,
10/06/24
(a)
........... 404 391,880
718,577
South Africa — 0.1%
Anglo American Capital plc, 4.50%
,
09/15/28
(c)
................ EUR 614 671,767
Sasol Financing USA LLC
4.38%, 09/18/26 ............ USD 200 177,208
6.50%, 09/27/28 ............ 422 377,479
8.75%, 05/03/29
(a)
........... 562 547,950
5.50%, 03/18/31 ............ 200 156,968
Stillwater Mining Co., 4.00%
,
11/16/26
(c)
584 518,335
2,449,707
South Korea — 0.0%
Kookmin Bank, 2.50%
,
11/04/30
(c)
... 200 163,538
LG Chem Ltd., 2.38%
,
07/07/31
(c)
... 360 293,328
POSCO
(a)
5.63%, 01/17/26 ............ 200 199,156
5.75%, 01/17/28 ............ 200 202,896
SK Battery America, Inc., 2.13%
,
01/26/26
(c)
................ 480 421,872
SK Hynix, Inc.
6.38%, 01/17/28
(a)
........... 540 542,176
2.38%, 01/19/31
(c)
........... 250 192,493
2,015,459
Security
Par (000)
Par (000) Value
Spain — 0.1%
(c)
Banco Santander SA
(b)
(1-Year EUR Swap Annual +
1.05%), 3.63%, 09/27/26 .... EUR 800 $ 856,588
(GUKG1 + 1.80%), 3.13%, 10/06/26 GBP 1,000 1,149,807
Telefonica Emisiones SA, 5.38%
,
02/02/26 ................. 600 738,538
2,744,933
Sweden — 0.1%
Swedbank AB, (GUKG1 + 1.00%),
1.38%
,
12/08/27
(b)(c)
.......... 300 316,014
Verisure Holding AB
3.88%, 07/15/26
(c)
........... EUR 499 510,453
3.25%, 02/15/27
(c)
........... 940 910,241
9.25%, 10/15/27
(a)
........... 1,014 1,175,632
7.13%, 02/01/28
(a)
........... 513 560,624
Verisure Midholding AB, 5.25%
,
02/15/29
(c)
................ 1,295 1,222,335
Volvo Treasury AB, 2.63%
,
02/20/26
(c)
855 901,029
5,596,328
Switzerland — 0.2%
Credit Suisse AG
7.95%, 01/09/25 ............ USD 878 895,773
3.70%, 02/21/25 ............ 1,223 1,168,704
2.95%, 04/09/25 ............ 963 904,953
5.00%, 07/09/27 ............ 956 922,914
UBS Group AG
(b)
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
0.83%), 1.01%, 07/30/24
(a)
... 4,037 4,020,194
(1-Year EUR Swap Annual +
0.77%), 0.65%, 01/14/28
(c)
... EUR 1,840 1,723,506
9,636,044
Thailand — 0.0%
(c)
Bangkok Bank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.90%), 3.73%
,
09/25/34
(b)
................ USD 200 170,366
GC Treasury Center Co. Ltd., 2.98%
,
03/18/31 ................. 200 165,364
Kasikornbank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.70%), 3.34%
,
10/02/31
(b)
................ 200 176,600
Krung Thai Bank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.53%), 4.40%
(b)
(n)
...................... 282 258,766
Muang Thai Life Assurance PCL, (10-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.40%),
3.55%
,
01/27/37
(b)
........... 400 346,484
1,117,580
Turkey — 0.0%
Bio City Development Co. BV, 8.00%
,
07/06/24
(a)(b)(d)(e)(f)(l)(o)
.......... 21,400 1,658,500
Ukraine — 0.0%
(c)
Metinvest BV, 7.65%
,
10/01/27 ..... 202 127,131
VFU Funding plc, 6.20%
,
02/11/25 .. 334 247,160
374,291

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Arab Emirates — 0.1%
Abu Dhabi National Energy Co. PJSC
(a)
4.38%, 01/24/29 ............ USD 200 $ 196,750
4.70%, 04/24/33 ............ 200 198,250
DAE Funding LLC, 1.55%
,
08/01/24
(c)
243 229,623
DP World Salaam, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 5.75%), 6.00%
(b)(c)(n)
... 404 399,508
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.54%), 6.38%
(b)
(c)(n)
..................... 202 196,148
MDGH GMTN RSC Ltd., 4.38%
,
11/22/33
(a)
................ 548 528,820
Shelf Drilling North Sea Holdings Ltd.,
10.25%
,
10/31/25
(a)
.......... 1,145 1,147,347
2,896,446
United Kingdom — 0.9%
Astrazeneca Finance LLC, 1.20%
,
05/28/26 ................. 1,239 1,118,003
AstraZeneca plc, 0.70%
,
04/08/26 .. 1,756 1,568,796
Barclays plc
(c)
3.00%, 05/08/26 ............ GBP 300 340,004
3.25%, 02/12/27 ............ 300 333,732
(1-Year EURIBOR ICE Swap Rate
+ 0.85%), 0.88%, 01/28/28
(b)
.. EUR 956 904,470
BCP V Modular Services Finance II plc,
6.13%
,
11/30/28
(a)
........... GBP 2,882 3,019,615
BCP V Modular Services Finance plc,
6.75%
,
11/30/29
(a)
........... EUR 3,843 3,166,079
BG Energy Capital plc, 5.13%
,
12/01/25
(c)
................ GBP 547 675,975
Boparan Finance plc, 7.63%
,
11/30/25
(c)
................. 1,584 1,316,644
BP Capital Markets plc, 2.52%
,
04/07/28
(c)
................ EUR 1,103 1,133,441
CK Hutchison International 23 Ltd.,
4.75%
,
04/21/28
(a)
........... USD 370 365,908
Connect Finco SARL, 6.75%
,
10/01/26
(a)
................ 3,581 3,478,284
Deuce Finco plc, 5.50%
,
06/15/27
(a)
. GBP 5,182 5,577,516
GlaxoSmithKline Capital, Inc., 3.88%
,
05/15/28 ................. USD 924 888,523
HSBC Holdings plc
(b)
(3-mo. EURIBOR + 1.45%), 3.02%,
06/15/27
(c)
.............. EUR 853 886,294
(Sterling Overnight Index Average +
1.31%), 1.75%, 07/24/27 .... GBP 400 432,649
Informa plc, 3.13%
,
07/05/26
(c)
..... 300 342,390
Inspired Entertainment Financing plc,
7.88%
,
06/01/26
(a)
........... 1,644 1,983,486
Kane Bidco Ltd.
(a)
5.00%, 02/15/27 ............ EUR 1,512 1,544,519
6.50%, 02/15/27 ............ GBP 1,817 2,062,090
Lloyds Banking Group plc, 2.25%
,
10/16/24
(c)
................ 600 720,657
Marks & Spencer plc, 3.75%
,
05/19/26
(c)
................ 1,820 2,077,593
National Grid plc, 0.16%
,
01/20/28
(c)
. EUR 1,236 1,135,555
NatWest Group plc
(b)(c)
(BPSW1 + 1.49%), 2.88%, 09/19/26 GBP 300 345,339
(BPSW1 + 2.01%), 3.13%, 03/28/27 300 341,235
Santander UK Group Holdings plc,
3.63%
,
01/14/26
(c)
........... 300 347,928
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Virgin Media Secured Finance plc,
5.00%
,
04/15/27
(c)
........... GBP 3,019 $ 3,472,081
WPP Finance SA, 2.25%
,
09/22/26
(c)
. EUR 432 444,890
40,023,696
United States — 5.6%
AbbVie, Inc.
1.38%, 05/17/24 ............ 853 908,691
2.60%, 11/21/24 ............ USD 2,818 2,703,795
Affinity Interactive, 6.88%
,
12/15/27
(a)
319 280,719
Alexandria Real Estate Equities, Inc.,
1.88%
,
02/01/33 ............ 889 649,662
Allegiant Travel Co.
(a)
8.50%, 02/05/24 ............ 4,442 4,430,895
7.25%, 08/15/27 ............ 431 429,410
American Express Co.
4.90%, 02/13/26 ............ 2,009 1,988,372
(1-day SOFR + 1.00%), 4.99%,
05/01/26
(b)
.............. 1,135 1,120,903
American Tower Corp.
0.45%, 01/15/27 ............ EUR 2,157 2,040,189
5.50%, 03/15/28 ............ USD 882 875,864
5.25%, 07/15/28 ............ 2,060 2,035,591
2.10%, 06/15/30 ............ 503 406,185
2.70%, 04/15/31 ............ 1,651 1,369,055
Amgen, Inc.
5.50%, 12/07/26
(c)
........... GBP 300 370,565
5.15%, 03/02/28 ............ USD 3,074 3,071,232
2.30%, 02/25/31 ............ 502 417,174
2.00%, 01/15/32 ............ 503 397,239
3.35%, 02/22/32 ............ 1,526 1,344,693
Amkor Technology, Inc., 6.63%
,
09/15/27
(a)
................ 305 305,575
Aptiv plc, 3.25%
,
03/01/32 ........ 503 430,648
Ardagh Metal Packaging Finance USA
LLC, 2.00%
,
09/01/28
(c)
....... EUR 3,019 2,735,746
AT&T, Inc.
1.70%, 03/25/26 ............ USD 737 671,770
2.90%, 12/04/26 ............ GBP 1,280 1,446,036
5.50%, 03/15/27
(c)
........... 300 366,035
4.35%, 03/01/29 ............ USD 582 559,099
AvalonBay Communities, Inc., 5.00%
,
02/15/33 ................. 673 670,227
Bank of America Corp.
(b)
(3-mo. EURIBOR + 0.91%), 1.95%,
10/27/26
(c)
.............. EUR 875 897,762
(1-day SOFR + 1.63%), 5.20%,
04/25/29 ............... USD 3,445 3,407,350
(3-mo. LIBOR USD + 0.99%),
2.50%, 02/13/31 .......... 1,140 954,444
(1-day SOFR + 2.15%), 2.59%,
04/29/31 ............... 799 670,790
(1-day SOFR + 1.53%), 1.90%,
07/23/31 ............... 245 195,106
(1-day SOFR + 1.37%), 1.92%,
10/24/31 ............... 725 573,889
(1-day SOFR + 1.32%), 2.69%,
04/22/32 ............... 1,278 1,059,138
(1-day SOFR + 1.21%), 2.57%,
10/20/32 ............... 573 466,709
Bank of New York Mellon Corp. (The),
(1-day SOFR + 1.03%), 4.95%
,
04/26/27
(b)
................ 917 905,687
Becton Dickinson & Co.
0.03%, 08/13/25 ............ EUR 681 683,366

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
3.70%, 06/06/27 ............ USD 1,147 $ 1,090,539
Becton Dickinson Euro Finance SARL,
3.55%
,
09/13/29 ............ EUR 1,455 1,554,897
Broadcom Corp., 3.88%
,
01/15/27 .. USD 705 672,282
Broadcom, Inc.
1.95%, 02/15/28
(a)
........... 1,308 1,131,161
4.11%, 09/15/28 ............ 1,666 1,574,017
4.15%, 11/15/30 ............ 502 461,865
2.45%, 02/15/31
(a)
........... 583 474,155
4.30%, 11/15/32 ............ 1,397 1,281,440
3.42%, 04/15/33
(a)
........... 2,013 1,683,388
Calumet Specialty Products Partners
LP, 9.75%
,
07/15/28
(a)
......... 1,680 1,652,700
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ 633 520,965
CDI Escrow Issuer, Inc., 5.75%
,
04/01/30
(a)
................ 484 450,516
Citigroup, Inc.
(3-mo. EURIBOR + 1.66%), 1.25%,
07/06/26
(b)(c)
............. EUR 872 889,801
1.75%, 10/23/26 ............ GBP 457 499,516
(3-mo. CME Term SOFR + 1.60%),
3.98%, 03/20/30
(b)
......... USD 251 232,084
(1-day SOFR + 1.15%), 2.67%,
01/29/31
(b)
.............. 933 789,778
(1-day SOFR + 2.11%), 2.57%,
06/03/31
(b)
.............. 1,007 840,157
(1-day SOFR + 1.17%), 2.56%,
05/01/32
(b)
.............. 672 548,706
Civitas Resources, Inc., 8.38%
,
07/01/28
(a)
................ 2,716 2,746,691
Cloud Software Group Holdings, Inc.,
6.50%
,
03/31/29
(a)
........... 835 743,468
Comcast Corp., 0.25%
,
09/14/29 ... EUR 513 453,872
Coty, Inc., 3.88%
,
04/15/26
(c)
...... 452 477,193
Crown Castle, Inc.
4.45%, 02/15/26 ............ USD 925 900,099
4.00%, 03/01/27 ............ 706 671,060
2.90%, 03/15/27 ............ 830 759,497
4.80%, 09/01/28 ............ 945 916,685
CSC Holdings LLC, 5.25%
,
06/01/24 . 271 252,042
CVS Health Corp.
3.25%, 08/15/29 ............ 978 878,270
3.75%, 04/01/30 ............ 502 460,473
1.75%, 08/21/30 ............ 1,341 1,070,029
2.13%, 09/15/31 ............ 998 801,414
Dell International LLC
4.00%, 07/15/24 ............ 678 666,666
5.25%, 02/01/28 ............ 894 892,146
Dollar General Corp., 3.88%
,
04/15/27 938 895,023
Duke Energy Corp., 3.10%
,
06/15/28 EUR 861 884,899
Earthstone Energy Holdings LLC
(a)
8.00%, 04/15/27 ............ USD 1,134 1,095,229
9.88%, 07/15/31 ............ 1,030 1,018,103
Ecolab, Inc., 5.25%
,
01/15/28 ..... 856 869,484
Edison International, 6.95%
,
11/15/29 502 528,042
Elevance Health, Inc.
4.90%, 02/08/26 ............ 914 898,972
3.65%, 12/01/27 ............ 2,552 2,409,383
Emerald Debt Merger Sub LLC, 6.63%
,
12/15/30
(a)
................ 844 836,615
EQM Midstream Partners LP
(a)
7.50%, 06/01/27 ............ 200 201,914
7.50%, 06/01/30 ............ 210 212,509
Security
Par (000)
Par (000) Value
United States (continued)
Equinix, Inc.
1.00%, 09/15/25 ............ USD 998 $ 900,988
2.90%, 11/18/26 ............ 726 665,664
1.55%, 03/15/28 ............ 1,053 880,227
EquipmentShare.com, Inc., 9.00%
,
05/15/28
(a)
................ 3,662 3,554,786
Eversource Energy, 5.45%
,
03/01/28 875 880,868
Fidelity National Information Services,
Inc., 1.50%
,
05/21/27 ......... EUR 911 902,107
Fortrea Holdings, Inc., 7.50%
,
07/01/30
(a)
................ USD 140 143,356
Freed Corp., 10.00%
,
12/01/23
(d)
... 3,594 3,410,378
Freedom Mortgage Corp.
(a)
8.13%, 11/15/24 ............ 1,177 1,166,061
8.25%, 04/15/25 ............ 344 335,404
Frontier Communications Holdings
LLC
(a)
5.88%, 10/15/27 ............ 1,479 1,357,369
8.75%, 05/15/30 ............ 2,184 2,134,584
8.63%, 03/15/31 ............ 1,810 1,751,732
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 1,830 1,619,550
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 1,306 1,149,280
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 79 73,942
GCI LLC, 4.75%
,
10/15/28
(a)
...... 321 273,685
Gen Digital, Inc.
(a)
6.75%, 09/30/27 ............ 620 618,254
7.13%, 09/30/30 ............ 1,411 1,413,362
General Mills, Inc.
0.13%, 11/15/25 ............ EUR 1,443 1,437,184
4.20%, 04/17/28 ............ USD 2,314 2,245,813
General Motors Financial Co., Inc.,
5.40%
,
04/06/26 ............ 1,035 1,023,156
Gilead Sciences, Inc.
3.65%, 03/01/26 ............ 917 882,165
2.95%, 03/01/27 ............ 1,203 1,129,711
Global Payments, Inc., 4.88%
,
03/17/31 ................. EUR 423 458,804
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 0.79%), 1.09%,
12/09/26
(b)
.............. USD 998 889,354
0.25%, 01/26/28
(c)
........... EUR 999 911,471
7.25%, 04/10/28 ............ GBP 300 389,807
(1-day SOFR + 1.09%), 1.99%,
01/27/32
(b)
.............. USD 1,007 792,735
(1-day SOFR + 1.28%), 2.62%,
04/22/32
(b)
.............. 754 618,370
(1-day SOFR + 1.25%), 2.38%,
07/21/32
(b)
.............. 847 678,446
GoTo Group, Inc., 5.50%
,
09/01/27
(a)
. 1,129 621,090
HCA, Inc.
5.38%, 02/01/25 ............ 1,580 1,566,147
5.88%, 02/15/26 ............ 668 668,423
5.63%, 09/01/28 ............ 1,234 1,234,943
3.50%, 09/01/30 ............ 1,295 1,135,132
Healthpeak OP LLC, 5.25%
,
12/15/32 298 289,994
Home Depot, Inc. (The), 3.90%
,
12/06/28 ................. 2,062 1,996,134
Homes by West Bay LLC, 9.50%
,
04/30/27
(d)
................ 5,001 4,625,925
International Business Machines Corp.,
3.38%
,
02/06/27 ............ EUR 837 898,839

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
JPMorgan Chase & Co.
(b)
(Sterling Overnight Index Average +
0.68%), 0.99%, 04/28/26
(c)
... GBP 700 $ 804,227
(3-mo. EURIBOR + 0.76%), 1.09%,
03/11/27
(c)
.............. EUR 909 906,286
(3-mo. LIBOR USD + 1.16%),
3.70%, 05/06/30 .......... USD 242 221,776
(3-mo. CME Term SOFR + 1.11%),
1.76%, 11/19/31 .......... 1,007 796,957
Keurig Dr Pepper, Inc., 4.60%
,
05/25/28 ................. 1,124 1,099,665
Kraft Heinz Foods Co.
4.13%, 07/01/27
(c)
........... GBP 200 234,679
6.75%, 03/15/32
(p)
........... USD 134 147,193
Lessen, Inc., 9.66%
,
01/05/28
(a)(b)(d)
.. 4,681 4,353,143
Lightning eMotors, Inc., 7.50%
,
05/15/24
(a)(o)
............... 884 477,360
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 2,411 1,746,046
Lowe's Cos., Inc.
4.80%, 04/01/26 ............ 2,290 2,267,439
2.63%, 04/01/31 ............ 503 424,725
3.75%, 04/01/32 ............ 1,495 1,353,087
5.00%, 04/15/33 ............ 932 921,902
Mauser Packaging Solutions Holding
Co., 7.88%
,
08/15/26
(a)
........ 4,252 4,224,398
Medline Borrower LP, 3.88%
,
04/01/29
(a)
................ 260 225,956
Medtronic Global Holdings SCA,
4.25%
,
03/30/28 ............ 2,088 2,037,945
Morgan Stanley
(b)
(1-day SOFR + 1.16%), 3.62%,
04/17/25 ............... 1,400 1,372,180
(3-mo. EURIBOR + 0.83%), 1.34%,
10/23/26 ............... EUR 1,109 1,123,900
(1-day SOFR + 1.14%), 2.70%,
01/22/31 ............... USD 102 86,750
(1-day SOFR + 1.18%), 2.24%,
07/21/32 ............... 271 215,387
Morgan Stanley Bank NA, 4.75%
,
04/21/26 ................. 1,908 1,879,899
Nationstar Mortgage Holdings, Inc.
(a)
6.00%, 01/15/27 ............ 134 124,658
5.50%, 08/15/28 ............ 1,040 910,983
5.13%, 12/15/30 ............ 914 741,437
Netflix, Inc.
4.38%, 11/15/26 ............ 569 555,582
3.63%, 05/15/27 ............ EUR 1,650 1,757,445
4.88%, 04/15/28 ............ USD 915 904,907
5.88%, 11/15/28 ............ 533 550,483
New Home Co., Inc. (The), 7.25%
,
10/15/25
(a)
................ 494 456,950
Newmont Corp., 2.60%
,
07/15/32 ... 754 616,063
Northern States Power Co., 4.50%
,
06/01/52 ................. 1,098 988,484
NRG Energy, Inc., 7.00%
,
03/15/33
(a)
195 196,616
Olympus Water US Holding Corp.
(a)
7.13%, 10/01/27 ............ 613 552,680
9.75%, 11/15/28 ............ 3,958 3,860,237
Oncor Electric Delivery Co. LLC,
4.10%
,
11/15/48 ............ 642 548,997
ONEOK Partners LP, 4.90%
,
03/15/25 2,278 2,239,602
Oracle Corp.
1.65%, 03/25/26 ............ 2,714 2,463,094
Security
Par (000)
Par (000) Value
United States (continued)
2.30%, 03/25/28 ............ USD 1,263 $ 1,114,547
2.95%, 04/01/30 ............ 794 693,055
4.65%, 05/06/30 ............ 203 196,138
2.88%, 03/25/31 ............ 1,792 1,529,853
Pacific Gas & Electric Co.
3.25%, 02/16/24 ............ 42 41,224
3.30%, 12/01/27 ............ 1,000 876,690
6.10%, 01/15/29 ............ 545 536,232
6.15%, 01/15/33 ............ 835 816,672
6.40%, 06/15/33 ............ 1,000 994,526
Paramount Global, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.00%), 6.38%
,
03/30/62
(b)
................ 1,105 921,802
Parker-Hannifin Corp., 3.65%
,
06/15/24 919 900,480
Penske Truck Leasing Co. LP, 5.75%
,
05/24/26
(a)
................ 909 900,303
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/25 ............ 1,141 1,130,834
4.45%, 05/19/26 ............ 1,598 1,578,667
4.75%, 05/19/33 ............ 578 575,822
Pioneer, Inc., 10.50%
,
11/18/30
(a)(b)(d)
. 3,284 3,218,057
Pitney Bowes, Inc., 6.88%
,
03/15/27
(a)
2,920 2,162,172
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 471 418,012
PPG Industries, Inc.
1.88%, 06/01/25 ............ EUR 841 879,688
3.75%, 03/15/28 ............ USD 1,193 1,131,513
Prologis LP, 2.25%
,
01/15/32 ...... 318 256,702
Rand Parent LLC, 8.50%
,
02/15/30
(a)
3,037 2,749,556
Regal Rexnord Corp., 6.05%
,
02/15/26
(a)
................ 1,150 1,151,460
Republic Services, Inc.
3.38%, 11/15/27 ............ 944 887,853
4.88%, 04/01/29 ............ 460 459,268
Sabre GLBL, Inc.
(a)
9.25%, 04/15/25 ............ 260 242,476
7.38%, 09/01/25 ............ 1,495 1,326,977
11.25%, 12/15/27 ........... 1,001 848,347
Seagate HDD Cayman
(a)
8.25%, 12/15/29 ............ 600 626,682
8.50%, 07/15/31 ............ 781 819,027
9.63%, 12/01/32 ............ 1,235 1,362,746
Service Properties Trust
4.35%, 10/01/24 ............ 136 130,862
4.50%, 03/15/25 ............ 485 458,150
7.50%, 09/15/25 ............ 817 802,292
Sherwin-Williams Co. (The), 3.95%
,
01/15/26 ................. 830 803,659
Southern California Edison Co.
1.10%, 04/01/24 ............ 466 449,865
5.30%, 03/01/28 ............ 1,112 1,111,877
5.95%, 11/01/32 ............ 630 659,420
3.65%, 02/01/50 ............ 1,020 759,039
Spirit AeroSystems, Inc.
(a)
7.50%, 04/15/25 ............ 1,866 1,843,812
9.38%, 11/30/29 ............ 120 128,469
Sprint LLC, 7.88%
,
09/15/23 ...... 1,705 1,709,118
Sprint Spectrum Co. LLC, 4.74%
,
03/20/25
(a)
................ 300 296,099
Steel Dynamics, Inc., 5.00%
,
12/15/26 101 99,450
Stem, Inc., 0.50%
,
12/01/28
(a)(o)
.... 166 95,319
Tap Rock Resources LLC, 7.00%
,
10/01/26
(a)
................ 405 417,150

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Texas Capital Bank NA, (3-mo. LIBOR
USD + 4.50%), 10.04%
,
09/30/24
(a)(b)
USD 2,087 $ 1,968,902
Thermo Fisher Scientific, Inc., 1.38%
,
09/12/28 ................. EUR 917 891,061
T-Mobile USA, Inc.
4.95%, 03/15/28 ............ USD 794 781,346
3.88%, 04/15/30 ............ 1,209 1,113,814
3.50%, 04/15/31 ............ 754 665,328
2.70%, 03/15/32 ............ 1,169 965,630
Topaz Solar Farms LLC, 5.75%
,
09/30/39
(a)
................ 1,269 1,244,438
Transocean Titan Financing Ltd.,
8.38%
,
02/01/28
(a)
........... 348 355,395
Transocean, Inc., 8.75%
,
02/15/30
(a)
. 373 378,595
Union Pacific Corp., 3.00%
,
04/15/27 935 878,780
UnitedHealth Group, Inc.
4.25%, 01/15/29 ............ 3,144 3,054,541
5.35%, 02/15/33 ............ 2,014 2,092,758
Uniti Group LP, 10.50%
,
02/15/28
(a)
.. 1,227 1,217,262
Vantage Drilling International, 9.50%
,
02/15/28
(a)
................ 1,103 1,083,003
Verizon Communications, Inc.
4.07%, 06/18/24 ............ GBP 100 124,715
1.13%, 11/03/28 ............ 300 295,670
3.15%, 03/22/30 ............ USD 1,507 1,339,103
4.25%, 10/31/30 ............ EUR 796 878,720
2.55%, 03/21/31 ............ USD 3,220 2,688,484
Vertiv Group Corp., 4.13%
,
11/15/28
(a)
901 811,777
Viasat, Inc., 5.63%
,
04/15/27
(a)
..... 1,303 1,216,559
Vistra Operations Co. LLC
(a)
5.13%, 05/13/25 ............ 650 633,722
5.63%, 02/15/27 ............ 2,339 2,241,878
VMware, Inc.
1.40%, 08/15/26 ............ 1,011 892,756
2.20%, 08/15/31 ............ 503 395,257
Waste Management, Inc., 1.15%
,
03/15/28 ................. 1,221 1,038,353
Wells Fargo & Co.
1.38%, 10/26/26
(c)
........... EUR 909 898,201
1.50%, 05/24/27
(c)
........... 1,390 1,359,039
(1-day SOFR + 1.98%), 4.81%,
07/25/28
(b)
.............. USD 1,832 1,790,639
Welltower OP LLC, 4.00%
,
06/01/25 . 685 661,820
Western Digital Corp., 1.50%
,
02/01/24
(o)(p)
............... 2,120 2,055,340
Wynn Las Vegas LLC, 5.50%
,
03/01/25
(a)
................ 102 100,351
Xerox Holdings Corp., 5.00%
,
08/15/25
(a)
................ 2,959 2,793,488
252,860,401
Zambia — 0.1%
First Quantum Minerals Ltd.
(a)
7.50%, 04/01/25 ............ 1,003 999,459
6.88%, 03/01/26 ............ 695 681,274
6.88%, 10/15/27 ............ 1,242 1,204,579
8.63%, 06/01/31 ............ 260 265,200
3,150,512
Total Corporate Bonds — 9.8%
(Cost: $510,731,559) ............................. 445,046,261
Security
Par (000)
Pa r (000) Value
Floating Rate Loan Interests
Belgium — 0.0%
Apollo Finco BV, Facility Term Loan
B, (6-mo. EURIBOR + 4.85%),
8.78%
,
 10/02/28
(b)
........... EUR 2,981 $ 2,173,917
Canada — 0.1%
Knowlton Development Corp., Inc.,
Term Loan, (1-mo. EURIBOR +
5.00%), 8.42%
,
 12/22/25
(b)
..... 6,239 6,696,960
France — 0.2%
Babilou Family, Facility Term Loan,
(3-mo. EURIBOR + 4.00%),
7.59%
,
 11/17/27
(b)
........... 7,151 7,673,309
Germany — 0.1%
Iris BidCo GmbH, Facility Term Loan
B, (3-mo. EURIBOR + 5.00%),
8.24%
,
 06/29/28
(b)
........... 2,856 2,807,937
Jersey, Channel Islands — 0.1%
(b)(d)
Vita Global Finco Ltd., Additional
Facility, (6-mo. LIBOR GBP +
7.00%), 11.99%
,
 07/06/27 ...... GBP 1,324 1,572,049
Vita Global Finco Ltd., Facility B,
(6-mo. EURIBOR + 0.00%),
9.44%
,
 09/23/27 ............ EUR 2,206 2,245,187
3,817,236
Luxembourg — 0.2%
(b)(d)
Luxembourg Life Fund II - Absolute
Return Fund III, Delayed Draw Term
Loan, (3-mo. CME Term SOFR +
9.25%), 14.75%
,
 05/27/26 ...... USD 484 481,345
Luxembourg Life Fund II - Absolute
Return Fund III, Term Loan, (3-
mo. CME Term SOFR + 9.25%),
14.75%
,
 05/27/26 ........... 3,121 3,101,210
Speed Midco 3 SARL, Facility Term
Loan B, (3-mo. EURIBOR + 6.40%),
10.00%
,
 05/16/29 ........... EUR 4,767 5,162,873
8,745,428
Netherlands — 0.4%
(b)
Cypher Bidco BV, Term Loan Facility
B, (6-mo. EURIBOR + 4.50%),
8.10%
,
 01/01/28
(d)
........... 5,188 5,271,757
Median BV, Facility Term Loan B1,
(3-mo. EURIBOR + 4.93%),
8.52%
,
 10/14/27 ............ 3,032 3,051,243
Ziggo BV, Facility Term Loan H,
(6-mo. EURIBOR + 3.00%),
6.10%
,
 01/31/29 ............ 9,179 9,368,532
17,691,532
Spain — 0.1%
Challenger, Term Loan, (1-
mo. EURIBOR + 0.00%),
6.18%
,
 12/19/24
(b)(d)
.......... 5,485 5,895,896

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Sweden — 0.0%
Unique BidCo AB, Facility Term Loan
B, (1-mo. EURIBOR + 5.25%),
8.57%
,
 03/16/29
(b)
........... EUR 2,156 $ 2,223,233
United Kingdom — 0.4%
(b)
CML Project Horizons, Term Loan,
(3-mo. LIBOR GBP + 4.34%),
8.70%
,
 06/05/26
(d)
........... GBP 3,756 4,747,394
HNVR Holdco Ltd., Facility Term Loan
B, 09/12/25
(q)
.............. EUR 3,051 3,303,050
Mercia, Term Loan A1, (3-mo. LIBOR
GBP + 2.40%), 6.53%
,
 04/09/25
(d)
GBP 1,595 2,007,960
Mercia, Term Loan A2, (3-mo. LIBOR
GBP + 2.40%), 6.53%
,
 04/09/25
(d)
4,864 6,122,489
Mercia, Term Loan B1, (3-mo. LIBOR
GBP + 2.40%), 6.53%
,
 04/09/25
(d)
280 352,677
16,533,570
United States — 1.7%
Aimbridge Acquisition Co., Inc., 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
9.90%
,
 02/02/26
(b)
........... USD 2,440 2,380,403
Alorica, Inc., Term Loan, (1-mo. CME
Term SOFR at 1.50% Floor +
6.88%), 11.98%
,
 12/21/27
(b)(d)
.... 2,726 2,692,379
Altar BidCo, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 10.49%
,
 02/01/30
(b)
2,460 2,160,584
American Auto Auction Group LLC, 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
10.24%
,
 12/30/27
(b)(d)
......... 389 361,982
Avaya, Inc., Term Loan B3, (1-mo.
CME Term SOFR + 10.00%),
0.00%
,
 12/15/27
(b)
........... 100 25,073
City Brewing Co. LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
8.76%
,
 04/05/28
(b)
........... 589 380,036
CML ST Regis Aspen, Term Loan,
(1-mo. CME Term SOFR at
0.10% Floor + 0.00%), 0.00% -
7.96%
,
 02/07/25
(b)(d)
.......... 3,961 3,814,462
CML Trigrams, Term Loan, (1-mo.
CME Term SOFR + 0.00%),
7.75%
,
 09/15/23
(b)(d)
.......... 6,496 6,468,732
DirecTV Financing LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor + 5.00%), 10.22%
,
 08/02/27
(b)
1,201 1,172,563
DRI Holding, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 5.25%), 10.45%
,
 12/21/28
(b)
806 721,454
DS Parent, Inc., Term Loan B, (6-mo.
CME Term SOFR at 0.75% Floor +
5.75%), 11.34%
,
 12/10/28
(b)
..... 1,205 1,169,087
ECL Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.75%
Floor + 7.50%), 12.72%
,
 05/01/28
(b)
2,062 2,067,515
Emerald Technologies US
AcquisitionCo., Inc., Term Loan B,
(3-mo. CME Term SOFR at 1.00%
Floor + 6.25%), 11.66%
,
 12/29/27
(b)
(d)
...................... 963 915,093
Security
Par (000)
Par (000) Value
United States (continued)
Galaxy Universal LLC, Term Loan,
(3-mo. LIBOR USD at 1.00% Floor +
0.00%), 10.98%
,
 11/12/26
(b)(d)
.... USD 4,725 $ 4,559,620
GoTo Group, Inc., 1st Lien Term Loan,
(1-mo. LIBOR USD + 4.75%),
9.94%
,
 08/31/27
(b)
........... 2,545 1,582,446
Green Plains Operating Co. LLC, Term
Loan, (3-mo. LIBOR USD + 0.00%),
11.29%
,
 07/20/26
(b)(d)
......... 3,503 3,525,554
Hilton Worldwide Finance LLC, Term
Loan B2, (1-mo. CME Term SOFR +
1.75%), 6.94%
,
 06/22/26
(b)
..... 4,434 4,426,976
Hydrofarm Holdings Group, Inc.,
Term Loan, (1-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
10.72%
,
 10/25/28
(b)(d)
......... 600 491,667
Indicor LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor +
4.50%), 9.74%
,
 11/22/29
(b)
..... 2,343 2,331,412
J&J Ventures Gaming LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.54%
,
 04/26/28
(b)
904 892,936
Jack Ohio Finance LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor + 4.75%), 9.97%
,
 10/04/28
(b)
466 448,304
Kronos Acquisition Holdings, Inc.,
Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 6.00%),
11.38%
,
 12/22/26
(b)
.......... 428 418,527
Maverick Gaming LLC, Facility
Term Loan B, (3-mo. CME Term
SOFR at 1.00% Floor + 7.50%),
12.98%
,
 09/03/26
(b)(d)
......... 772 590,233
Naked Juice LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 6.00%), 11.34%
,
 01/24/30
(b)
119 93,671
Nielsen Consumer, Inc., Term Loan B,
03/06/28
(b)(q)
............... EUR 7,086 7,353,363
OD Intermediate SUBI Holdco II LLC,
Term Loan, 10.00%
,
 04/01/26
(d)(r)
. USD 4,946 4,668,683
ProFrac Holdings II LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00%
Floor + 7.25%), 12.78%
,
 03/04/25
(b)
1,287 1,286,820
Quartz AcquireCo LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.59%
,
 06/28/30
(b)(d)
981 979,774
Redstone HoldCo 2 LP, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
10.01%
,
 04/27/28
(b)
.......... 2,205 1,828,677
Redstone HoldCo 2 LP, 2nd Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 7.75%),
13.04%
,
 04/27/29
(b)
.......... 1,749 1,067,018
SCIH Salt Holdings, Inc., 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
9.19%
,
 03/16/27
(b)
........... 1,762 1,733,562
Sheraton Austin, Term Loan, (1-mo.
CME Term SOFR at 0.25% Floor +
0.00%), 0.00% - 8.52%
,
 06/01/24
(b)(d)
3,977 3,819,112
Signal Parent, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor +
3.50%), 8.70%
,
 04/03/28
(b)
..... 932 752,099

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
23
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Sonder Corp., Term Loan,
13.99% 01/19/27
(b)(d)
.......... USD 5,059 $ 4,426,228
The Vinoy St. Petersburg, Term
Loan, (6-mo. CME Term SOFR
at 0.39% Floor + 0.00%), 0.00% -
7.72%
,
 06/09/24
(b)(d)
.......... 4,746 4,519,984
Vaco Holdings LLC, Term Loan, (6-mo.
CME Term SOFR at 0.75% Floor +
5.00%), 10.59%
,
 01/21/29
(b)
..... 967 880,726
77,006,755
Total Floating Rate Loan Interests — 3.3%
(Cost: $159,909,704) ............................. 151,265,773
Foreign Agency Obligations
Chile — 0.0%
Empresa Nacional del Petroleo
3.75%, 08/05/26
(c)
........... 283 267,808
6.15%, 05/10/33
(a)
........... 230 229,354
497,162
Colombia — 0.0%
Ecopetrol SA
4.13%, 01/16/25 ............ 552 528,512
8.88%, 01/13/33 ............ 439 432,755
5.88%, 05/28/45 ............ 278 188,665
1,149,932
Indonesia — 0.0%
Pertamina Persero PT, 3.65%
,
07/30/29
(c)
................ 561 517,534
Mexico — 0.1%
Comision Federal de Electricidad,
4.88%
,
01/15/24
(c)
........... 533 526,748
Petroleos Mexicanos
4.25%, 01/15/25 ............ 247 232,746
6.50%, 03/13/27 ............ 505 448,187
8.75%, 06/02/29 ............ 540 484,191
5.95%, 01/28/31 ............ 605 440,821
6.70%, 02/16/32 ............ 696 528,229
2,660,922
Oman — 0.0%
OQ SAOC, 5.13%
,
05/06/28
(a)
..... 202 191,130
Panama — 0.0%
Aeropuerto Internacional de Tocumen
SA, 5.13%
,
08/11/61
(a)
........ 202 155,306
Peru — 0.0%
Corp. Financiera de Desarrollo SA,
4.75%
,
07/15/25
(c)
........... 536 523,265
South Korea — 0.0%
Korea National Oil Corp., 4.88%
,
04/03/28
(c)
................ 200 198,368
Total Foreign Agency Obligations — 0.1%
(Cost: $6,050,158) .............................. 5,893,619
Security
Par (000)
Pa r (000) Value
Foreign Government Obligations
Argentina — 0.2%
Argentine Republic (The)
1.00%, 07/09/29 ............ USD 875 $ 283,920
0.50%, 07/09/30
(b)(p)
.......... 8,318 2,758,716
1.50%, 07/09/35
(b)(p)
.......... 10,268 3,074,966
3.88%, 01/09/38
(b)(p)
.......... 3,485 1,223,043
7,340,645
Bahrain — 0.0%
Kingdom of Bahrain
(c)
5.45%, 09/16/32 ............ 341 303,732
7.50%, 09/20/47 ............ 263 238,307
542,039
Brazil — 0.2%
Federative Republic of Brazil
10.00%, 01/01/25 ........... BRL 31 6,355,635
10.00%, 01/01/27 ........... 14 2,829,272
9,184,907
Canada — 0.5%
Canadian Government Bond, 0.25%
,
03/01/26 ................. CAD 32,542 22,133,964
Chile — 0.0%
Republic of Chile, 4.34%
,
03/07/42 .. USD 551 488,847
Colombia — 0.1%
Republic of Colombia
4.50%, 01/28/26 ............ 669 635,068
3.88%, 03/22/26 ............ EUR 148 154,752
3.88%, 04/25/27 ............ USD 441 399,224
5.75%, 11/03/27 ............ COP 6,721,300 1,385,397
7.00%, 03/26/31 ............ 11,270,700 2,272,722
3.13%, 04/15/31 ............ USD 1,110 838,350
8.00%, 04/20/33 ............ 512 520,576
6,206,089
Costa Rica — 0.0%
Republic of Costa Rica, 6.55%
,
04/03/34
(c)
................ 232 232,441
Czech Republic — 0.4%
Czech Republic
5.00%, 09/30/30 ............ CZK 235,860 11,190,917
1.20%, 03/13/31 ............ 135,560 4,930,665
16,121,582
Dominican Republic — 0.1%
Dominican Republic Government Bond
6.88%, 01/29/26
(c)
........... USD 359 361,434
5.95%, 01/25/27
(c)
........... 505 493,799
4.50%, 01/30/30
(a)
........... 576 503,413
7.05%, 02/03/31
(a)
........... 165 164,360
4.88%, 09/23/32
(a)
........... 929 790,588
2,313,594
Egypt — 0.0%
Arab Republic of Egypt
(a)
8.50%, 01/31/47 ............ 268 141,938
7.50%, 02/16/61 ............ 303 151,037
292,975
Guatemala — 0.0%
Republic of Guatemala
5.25%, 08/10/29
(a)
........... 264 251,043
5.25%, 08/10/29
(c)
........... 560 532,515
3.70%, 10/07/33
(c)
........... 481 386,960

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
24
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Guatemala (continued)
6.60%, 06/13/36
(a)
........... USD 225 $ 226,462
1,396,980
Hungary — 0.0%
Hungary Government Bond
5.38%, 03/25/24 ............ 90 89,640
5.25%, 06/16/29
(a)
........... 535 519,678
609,318
India — 0.0%
Indian Railway Finance Corp. Ltd.,
3.25%
,
02/13/30
(c)
........... 273 239,705
Indonesia — 0.4%
Perusahaan Penerbit SBSN Indonesia
III, 4.40%
,
06/06/27
(a)
......... 280 275,559
Republic of Indonesia
4.65%, 09/20/32 ............ 1,060 1,038,705
8.25%, 05/15/36 ............ IDR 80,919,000 6,210,246
7.13%, 06/15/38 ............ 159,931,000 11,328,779
18,853,289
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
(c)
6.38%, 03/03/28 ............ USD 940 903,819
5.88%, 10/17/31 ............ EUR 156 142,092
1,045,911
Jordan — 0.0%
Hashemite Kingdom of Jordan, 4.95%
,
07/07/25
(c)
................ USD 200 193,262
Mexico — 0.9%
United Mexican States
3.75%, 01/11/28 ............ 496 471,661
8.50%, 05/31/29 ............ MXN 986 5,697,122
2.66%, 05/24/31 ............ USD 1,072 889,492
7.75%, 05/29/31 ............ MXN 4,026 22,241,314
4.88%, 05/19/33 ............ USD 212 202,278
7.50%, 05/26/33 ............ MXN 1,786 9,620,479
6.35%, 02/09/35 ............ USD 200 209,804
39,332,150
Morocco — 0.0%
Kingdom of Morocco, 5.95%
,
03/08/28
(a)
................ 239 240,996
Nigeria — 0.0%
Federal Republic of Nigeria
8.38%, 03/24/29
(a)
........... 325 291,876
7.63%, 11/28/47
(c)
........... 487 344,835
636,711
Oman — 0.0%
Oman Government Bond
(c)
6.50%, 03/08/47 ............ 505 469,246
6.75%, 01/17/48 ............ 605 579,911
1,049,157
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ............ 491 464,437
3.16%, 01/23/30 ............ 654 572,073
6.40%, 02/14/35 ............ 557 579,330
6.85%, 03/28/54 ............ 440 456,896
2,072,736
Security
Par (000)
Par (000) Value
Paraguay — 0.0%
Republic of Paraguay
(c)
5.60%, 03/13/48 ............ USD 427 $ 374,244
5.40%, 03/30/50 ............ 372 318,652
692,896
Peru — 0.0%
Republic of Peru
2.78%, 01/23/31 ............ 497 425,536
1.86%, 12/01/32 ............ 947 727,239
1,152,775
Philippines — 0.0%
Republic of Philippines, 2.65%
,
12/10/45 ................. 467 313,226
Poland — 0.0%
Republic of Poland
4.88%, 10/04/33 ............ 217 212,525
4.25%, 02/14/43
(c)
........... EUR 290 310,382
5.50%, 04/04/53 ............ USD 332 333,288
856,195
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(a)
........... 534 520,666
2.88%, 03/11/29
(c)
........... EUR 553 523,630
2.50%, 02/08/30
(c)
........... 582 522,263
2.12%, 07/16/31
(c)
........... 327 269,483
1,836,042
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
4.50%, 04/17/30
(c)
........... USD 621 609,046
2.25%, 02/02/33
(c)
........... 461 370,976
5.00%, 01/18/53
(a)
........... 480 444,024
1,424,046
Senegal — 0.0%
Republic of Senegal, 6.25%
,
05/23/33
(c)
317 264,410
South Africa — 0.3%
Republic of South Africa
4.85%, 09/30/29 ............ 439 385,591
8.00%, 01/31/30 ............ ZAR 63,129 2,963,082
8.25%, 03/31/32 ............ 42,351 1,893,254
5.88%, 04/20/32 ............ USD 424 375,520
9.00%, 01/31/40 ............ ZAR 162,576 6,633,069
8.75%, 01/31/44 ............ 28,654 1,115,804
5.00%, 10/12/46 ............ USD 701 464,966
13,831,286
Spain — 2.9%
(a)(c)
Bonos y Obligaciones del Estado
2.55%, 10/31/32 ............ EUR 58,803 60,110,040
3.15%, 04/30/33 ............ 51,474 55,036,073
3.90%, 07/30/39 ............ 5,718 6,371,412
2.90%, 10/31/46 ............ 5,530 5,214,681
Kingdom of Spain, 3.45%
,
07/30/66 . 4,339 4,286,339
131,018,545
Ukraine — 0.0%
Ukraine Government Bond
(b)(e)(l)
7.75%, 09/01/25
(c)
........... USD 303 76,023
7.75%, 09/01/26
(c)
........... 855 203,584
7.25%, 03/15/35
(a)
........... 742 169,747
449,354

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
25
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom — 0.2%
U.K. Treasury Bonds, 0.50%
,
10/22/61
(c)
................ GBP 21,867 $ 8,794,981
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.75%
,
10/28/34 ................. USD 549 594,243
Total Foreign Government Obligations — 6.4%
(Cost: $299,716,398) ............................. 291,755,297
Shares
Shares
Investment Companies
Health Care Select Sector SPDR Fund 9,785 1,298,763
Industrial Select Sector SPDR Fund . 28,211 3,027,604
Invesco QQQ Trust 1, Series 1 ..... 58,400 21,574,128
iShares 0-5 Year TIPS Bond ETF
(f)
.. 45,255 4,416,888
iShares Biotechnology ETF
(f)
...... 4,626 587,317
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(f)
........ 163,470 17,677,646
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(f)
.......... 67,651 5,854,517
iShares Latin America 40 ETF
(f)
.... 86,975 2,363,111
iShares MSCI Brazil ETF
(f)
........ 98,551 3,196,009
iShares MSCI Emerging Markets ETF
(f)
12,710 502,808
iShares Russell Mid-Cap Growth ETF
(f)
12,068 1,166,131
SPDR Bloomberg High Yield Bond ETF 20,062 1,846,306
SPDR Gold Shares
(e)(h)(i)
......... 295,361 52,654,005
SPDR S&P Metals & Mining ETF ... 13,947 708,787
VanEck Semiconductor ETF ...... 13,142 2,000,869
Total Investment Companies — 2.6%
(Cost: $118,694,170) ............................. 118,874,889
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.7%
United States — 0.7%
Federal Home Loan Mortgage Corp.
STACR Trust Variable Rate Notes,
Series 2022-DNA1, Class B1,
(SOFR 30 day Average + 3.40%),
8.47%, 01/25/42
(a)(b)
.......... 482 462,634
JP Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... 15,235 12,229,264
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 5,963 5,112,911
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 2,344 1,549,552
MCM Trust
(d)
Series 2018-NPL2,  3.00%,
08/25/28
(a)
.............. 2,138 2,050,338
Series 2021-VFN1,  3.00%,
08/28/28 ............... 1,465 944,079
Ready Capital Mortgage Financing
LLC, Series 2022-FL10, Class A,
(1-mo. CME Term SOFR at 2.55%
Floor + 2.55%), 7.64%, 10/25/39
(a)(b)
2,978 2,976,070
TVC DSCR, Series 2021-1, Class A,
2.38%, 02/01/51
(a)(d)
.......... 6,617 6,159,572
Security
Par (000)
Par (000) Value
United States (continued)
TVC Holding, Series 2021-1,  2.38%,
02/01/51
(d)
................ USD 1,654 $ 1,442,122
32,926,542
Commercial Mortgage-Backed Securities — 2.2%
Bermuda — 0.0%
RIAL Issuer Ltd., Series 2022-FL8,
Class A, (1-mo. CME Term SOFR
at 2.25% Floor + 2.25%), 7.34%,
01/19/37
(a)(b)
............... 995 976,402
Cayman Islands — 0.0%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (1-mo. CME Term SOFR at 3.37%
Floor + 3.37%), 8.52%, 12/15/34
(a)(b)
1,913 1,781,010
United States — 2.2%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class D, 4.28%,
08/10/35
(a)(b)
............... 1,182 1,029,720
Alen Mortgage Trust, Series 2021-
ACEN, Class D, (1-mo. LIBOR USD
at 3.10% Floor + 3.10%), 8.29%,
04/15/34
(a)(b)
............... 1,364 977,250
Arbor Multifamily Mortgage Securities
Trust, Series 2020-MF1, Class E,
1.75%, 05/15/53
(a)
........... 428 222,776
BAMLL Commercial Mortgage
Securities Trust
(a)(b)
Series 2015-200P, Class D, 3.72%,
04/14/33 ............... 255 225,503
Series 2018-DSNY, Class A, (1-mo.
LIBOR USD at 0.85% Floor +
0.85%), 6.04%, 09/15/34 .... 590 586,026
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class M6, (1-mo.
LIBOR USD at 1.05% Floor and
10.80% Cap + 1.05%), 5.85%,
11/25/35 ............... 109 99,971
Series 2006-3A, Class M1, (1-mo.
LIBOR USD at 0.34% Floor +
0.51%), 5.66%, 10/25/36 .... 119 110,681
Beast Mortgage Trust
(a)(b)
Series 2021-SSCP, Class A, (1-mo.
LIBOR USD at 0.75% Floor +
0.75%), 6.01%, 04/15/36 .... 469 451,482
Series 2021-SSCP, Class B, (1-mo.
LIBOR USD at 1.10% Floor +
1.10%), 6.36%, 04/15/36 .... 1,204 1,148,616
Series 2021-SSCP, Class C, (1-mo.
LIBOR USD at 1.35% Floor +
1.35%), 6.61%, 04/15/36 .... 1,500 1,429,435
Series 2021-SSCP, Class D, (1-mo.
LIBOR USD at 1.60% Floor +
1.60%), 6.86%, 04/15/36 .... 1,378 1,300,115
Series 2021-SSCP, Class E, (1-mo.
LIBOR USD at 2.10% Floor +
2.10%), 7.36%, 04/15/36 .... 1,194 1,113,661
Series 2021-SSCP, Class F, (1-mo.
LIBOR USD at 2.90% Floor +
2.90%), 8.16%, 04/15/36 .... 1,141 1,076,308
Series 2021-SSCP, Class G, (1-mo.
LIBOR USD at 3.80% Floor +
3.80%), 9.06%, 04/15/36 .... 1,291 1,217,197

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
26
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-SSCP, Class H, (1-mo.
LIBOR USD at 4.90% Floor +
4.90%), 10.16%, 04/15/36 .... USD 915 $ 862,469
BHMS
(a)(b)
Series 2018-ATLS, Class A, (1-mo.
LIBOR USD at 1.25% Floor +
1.25%), 6.44%, 07/15/35 .... 1,722 1,678,681
Series 2018-ATLS, Class C, (1-mo.
LIBOR USD at 1.90% Floor +
1.90%), 7.09%, 07/15/35 .... 653 612,299
BOCA Commercial Mortgage Trust,
Series 2022-BOCA, Class A, (1-mo.
CME Term SOFR at 1.77% Floor +
1.77%), 6.92%, 05/15/39
(a)(b)
.... 554 550,149
BWAY Mortgage Trust, Series 2013-
1515, Class D, 3.63%, 03/10/33
(a)
. 1,000 905,634
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class A, (1-mo.
CME Term SOFR at 0.92% Floor
+ 1.03%), 6.18%, 10/15/36 ... 539 535,565
Series 2019-XL, Class G, (1-mo.
CME Term SOFR at 2.30% Floor
+ 2.41%), 7.56%, 10/15/36 ... 2,197 2,154,958
Series 2019-XL, Class J, (1-mo.
CME Term SOFR at 2.65% Floor
+ 2.76%), 7.91%, 10/15/36 ... 2,799 2,703,821
Series 2020-VKNG, Class G, (1-mo.
CME Term SOFR at 3.25% Floor
+ 3.36%), 8.51%, 10/15/37 ... 329 313,703
Series 2021-NWM, Class A, (1-mo.
CME Term SOFR at 0.91% Floor
+ 1.02%), 6.17%, 02/15/33 ... 4,847 4,709,611
Series 2021-NWM, Class B, (1-mo.
CME Term SOFR at 2.15% Floor
+ 2.26%), 7.41%, 02/15/33 ... 2,843 2,784,447
Series 2021-NWM, Class C, (1-mo.
CME Term SOFR at 4.25% Floor
+ 4.36%), 9.51%, 02/15/33 ... 1,877 1,833,988
Series 2021-SOAR, Class G, (1-mo.
LIBOR USD at 2.80% Floor +
2.80%), 7.99%, 06/15/38 .... 2,271 2,148,202
Series 2021-VINO, Class F, (1-mo.
LIBOR USD at 2.80% Floor +
2.80%), 8.00%, 05/15/38 .... 2,658 2,504,539
Series 2021-XL2, Class A, (1-mo.
LIBOR USD at 0.69% Floor +
0.69%), 5.88%, 10/15/38 .... 670 650,260
Series 2021-XL2, Class F, (1-mo.
LIBOR USD at 2.24% Floor +
2.24%), 7.44%, 10/15/38 .... 3,375 3,197,238
BX Trust
(a)(b)
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 3,052 2,446,423
Series 2021-ARIA, Class E, (1-mo.
LIBOR USD at 2.25% Floor +
2.24%), 7.44%, 10/15/36 .... 2,038 1,920,449
Series 2021-MFM1, Class E, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 7.51%, 01/15/34 ... 745 716,877
Series 2021-MFM1, Class F, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 8.26%, 01/15/34 ... 1,160 1,106,065
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, (1-mo.
LIBOR USD at 2.15% Floor +
2.15%), 7.34%, 12/15/37
(a)(b)
.... 335 326,992
Security
Par (000)
Par (000) Value
United States (continued)
Cold Storage Trust, Series 2020-ICE5,
Class A, (1-mo. LIBOR USD at
0.90% Floor + 0.90%), 6.09%,
11/15/37
(a)(b)
............... USD 1,434 $ 1,409,852
Credit Suisse Mortgage Capital
Certificates
(a)
Series 2015-RPL1, Class A, 0.00%,
02/15/24
(b)(d)
............. 2,798 2,506,507
Series 2019-ICE4, Class C, (1-mo.
LIBOR USD at 1.43% Floor +
1.43%), 6.62%, 05/15/36
(b)
... 470 464,762
Series 2019-ICE4, Class D, (1-mo.
LIBOR USD at 1.60% Floor +
1.60%), 6.79%, 05/15/36
(b)
... 1,565 1,546,234
Series 2019-ICE4, Class E, (1-mo.
LIBOR USD at 2.15% Floor +
2.15%), 7.34%, 05/15/36
(b)
... 1,390 1,360,103
Series 2019-ICE4, Class F, (1-mo.
LIBOR USD at 2.65% Floor +
2.65%), 7.84%, 05/15/36
(b)
... 2,078 2,029,868
Series 2020-NET, Class A, 2.26%,
08/15/37 ............... 1,073 959,451
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class C, 4.80%,
11/15/48
(b)
.............. 166 148,502
Series 2020-C19, Class A3, 2.56%,
03/15/53 ............... 3,204 2,650,655
CSMC Trust, Series 2020-FACT, Class
E, (1-mo. LIBOR USD at 4.86%
Floor + 4.86%), 10.06%, 10/15/37
(a)
(b)
...................... 338 301,728
DBGS Mortgage Trust
(a)(b)
Series 2018-BIOD, Class A, (1-mo.
LIBOR USD at 0.80% Floor +
0.80%), 6.25%, 05/15/35 .... 192 190,079
Series 2018-BIOD, Class D, (1-mo.
LIBOR USD at 1.30% Floor +
1.30%), 6.74%, 05/15/35 .... 480 469,283
Series 2018-BIOD, Class F, (1-mo.
LIBOR USD at 2.00% Floor +
2.00%), 7.44%, 05/15/35 .... 1,719 1,654,825
DBWF Mortgage Trust
(a)(b)
Series 2018-GLKS, Class B, (1-mo.
LIBOR USD at 1.35% Floor +
1.45%), 6.60%, 12/19/30 .... 562 550,981
Series 2018-GLKS, Class C, (1-mo.
LIBOR USD at 1.75% Floor +
1.85%), 7.00%, 12/19/30 .... 447 436,778
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, (1-mo.
LIBOR USD at 2.67% Floor +
2.67%), 7.86%, 11/15/38
(a)(b)
.... 1,460 1,391,669
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo.
LIBOR USD at 2.25% Floor +
2.25%), 7.44%, 07/15/38 .... 3,033 2,947,245
Series 2021-ESH, Class E, (1-mo.
LIBOR USD at 2.85% Floor +
2.85%), 8.04%, 07/15/38 .... 2,120 2,055,036
GCT Commercial Mortgage Trust,
Series 2021-GCT, Class D, (1-mo.
LIBOR USD at 2.35% Floor +
2.35%), 7.54%, 02/15/38
(a)(b)
.... 270 162,214

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
27
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-DM, Class E, (1-mo.
LIBOR USD at 2.94% Floor +
2.94%), 8.13%, 11/15/36 ..... USD 2,822 $ 2,688,909
Series 2021-IP, Class A, (1-mo.
LIBOR USD at 0.95% Floor +
0.95%), 6.14%, 10/15/36 .... 357 335,674
Series 2021-ROSS, Class A, (1-mo.
LIBOR USD at 1.15% Floor +
1.15%), 6.34%, 05/15/26 .... 381 341,536
Series 2022-ECI, Class A, (1-mo.
CME Term SOFR at 2.20% Floor
+ 2.19%), 7.34%, 08/15/39 ... 324 324,337
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 1,202 980,703
Hudson Yards Mortgage Trust, Series
2016-10HY, Class E, 3.08%,
08/10/38
(a)(b)
............... 315 256,643
Independence Plaza Trust, Series
2018-INDP, Class B, 3.91%,
07/10/35
(a)
................ 528 488,352
JPMorgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2018-WPT, Class DFL, (1-
mo. LIBOR USD at 2.25% Floor
+ 2.50%), 7.66%, 07/05/33 ... 438 380,049
Series 2021-MHC, Class E, (1-mo.
LIBOR USD at 2.45% Floor +
2.45%), 7.71%, 04/15/38 .... 1,975 1,896,233
Series 2021-MHC, Class F, (1-mo.
LIBOR USD at 2.95% Floor +
2.95%), 8.21%, 04/15/38 .... 866 829,414
Series 2022-NXSS, Class A, (1-mo.
CME Term SOFR at 2.18% Floor
+ 2.18%), 7.33%, 09/15/39 ... 429 429,129
Series 2022-OPO, Class C, 3.56%,
01/05/39 ............... 700 532,472
KKR Industrial Portfolio Trust, Series
2021-KDIP, Class A, (1-mo. CME
Term SOFR at 0.55% Floor +
0.66%), 5.81%, 12/15/37
(a)(b)
.... 454 445,908
LUXE Trust, Series 2021-TRIP, Class
E, (1-mo. LIBOR USD at 2.75%
Floor + 2.75%), 7.94%, 10/15/38
(a)(b)
344 330,718
Med Trust
(a)(b)
Series 2021-MDLN, Class A, (1-mo.
LIBOR USD at 0.95% Floor +
0.95%), 6.14%, 11/15/38 ..... 379 367,569
Series 2021-MDLN, Class F, (1-mo.
LIBOR USD at 4.00% Floor +
4.00%), 9.19%, 11/15/38 ..... 3,618 3,413,561
Series 2021-MDLN, Class G, (1-mo.
LIBOR USD at 5.25% Floor +
5.25%), 10.44%, 11/15/38 .... 3,891 3,642,577
MHC Commercial Mortgage Trust
(a)(b)
Series 2021-MHC, Class E, (1-mo.
LIBOR USD at 2.10% Floor +
2.10%), 7.36%, 04/15/38 .... 2,999 2,908,467
Series 2021-MHC, Class F, (1-mo.
LIBOR USD at 2.60% Floor +
2.60%), 7.86%, 04/15/38 .... 576 558,700
MHP, Series 2021-STOR, Class G,
(1-mo. LIBOR USD at 2.75% Floor +
2.75%), 7.94%, 07/15/38
(a)(b)
.... 870 821,678
Security
Par (000)
Par (000) Value
United States (continued)
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2015-C24, Class
C, 4.47%, 05/15/48
(b)
......... USD 176 $ 149,468
Morgan Stanley Capital I Trust,
Series 2018-MP, Class A, 4.42%,
07/11/40
(a)(b)
............... 552 449,892
PKHL Commercial Mortgage Trust,
Series 2021-MF, Class F, (1-mo.
LIBOR USD at 3.35% Floor +
3.35%), 8.54%, 07/15/38
(a)(b)
.... 414 360,808
SREIT Trust
(a)(b)
Series 2021-MFP, Class A, (1-mo.
LIBOR USD at 0.73% Floor +
0.73%), 5.92%, 11/15/38 ..... 385 373,970
Series 2021-MFP, Class F, (1-mo.
LIBOR USD at 2.63% Floor +
2.62%), 7.82%, 11/15/38 ..... 2,175 2,074,425
Series 2021-MFP2, Class F, (1-mo.
LIBOR USD at 2.62% Floor +
2.62%), 7.81%, 11/15/36 ..... 1,014 965,903
STWD Trust, Series 2021-FLWR, Class
E, (1-mo. LIBOR USD at 1.92%
Floor + 1.92%), 7.12%, 07/15/36
(a)(b)
724 683,622
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 321 273,954
VNDO Trust, Series 2016-350P, Class
D, 4.03%, 01/10/35
(a)(b)
........ 583 506,060
Wells Fargo Commercial Mortgage
Trust
(b)
Series 2015-C28, Class AS, 3.87%,
05/15/48 ............... 886 835,524
Series 2017-C41, Class B, 4.19%,
11/15/50 ............... 454 374,824
Series 2018-1745, Class A, 3.87%,
06/15/36
(a)
.............. 590 500,592
98,408,554
101,165,966
Interest Only Commercial Mortgage-Backed Securities — 0.1%
United States — 0.1%
(b)
Benchmark Mortgage Trust, Series
2021-B23, Class XA, 1.38%,
02/15/54 ................. 14,126 912,302
GS Mortgage Securities Trust, Series
2020-GSA2, Class XA, 1.84%,
12/12/53
(a)
................ 1,480 129,733
Wells Fargo Commercial Mortgage
Trust
Series 2020-C58, Class XA, 1.93%,
07/15/53 ............... 7,985 756,598
Series 2021-C59, Class XA, 1.66%,
04/15/54 ............... 6,400 519,783
2,318,416
Total Non-Agency Mortgage-Backed Securities — 3.0%
(Cost: $149,622,100) ............................. 136,410,924

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
28
(Percentages shown are based on Net Assets)
Security
Beneficial Interest (000)
Beneficial Interest (000) Value
Other Interests
Capital Markets - 0.2%
Sprott Private Resource Streaming &
Royalty LP
(d)(e)(s)
............. USD 7,220 $ 7,869,275
Total Other Interests — 0.2%
(Cost: $7,284,549) ................................ 7,869,275
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.0%
United States — 0.0%
USB Capital IX , (3-mo. LIBOR USD at
3.50% Floor + 1.02%), 6.28%
(b)(e)(n)
900 687,965
Total Capital Trusts — 0.0%
(Cost: $833,832) ................................ 687,965
Shares
Shares
Preferred Stocks — 2.7%
Brazil — 0.2%
Bradespar SA (Preference) ....... 31,630 146,847
Cia Energetica de Minas Gerais
(Preference) ............... 379,118 1,016,640
Neon Payments Ltd.
(d)(e)
......... 10,763 6,358,458
7,521,945
China — 0.3%
ByteDance Ltd., Series E-1 (Acquired
11/11/20, cost $9,000,423)
(d)(e)(g)
.. 82,140 14,440,546
Germany — 0.4%
Dr Ing hc F Porsche AG (Preference) 50,343 6,254,044
Volkswagen AG (Preference) ...... 4,803 645,872
Volocopter Gmbh, (Acquired 03/03/21,
cost $7,547,351)
(d)(e)(g)
......... 1,420 9,147,869
16,047,785
India — 0.0%
Think & Learn Pvt Ltd., Series
F (Acquired 12/11/20, cost
$4,447,311)
(d)(e)(g)
............ 1,380 1,009,360
Israel — 0.2%
(d)(e)(g)
Deep Instinct Ltd., Series D-2 (Acquired
03/19/21, cost $3,888,68 8 ) ..... 639,810 4,670,613
Deep Instinct Ltd., Series D-4 (Acquired
09/20/22, cost $2,474,803) ..... 351,019 2,562,439
7,233,052
Sweden — 0.0%
Volta Greentech AB, Series C (Acquired
02/22/22, cost $804,100)
(d)(e)(g)
... 6,817 887,364
United Kingdom — 0.0%
10X Future Technologies Holding
Ltd., (Acquired 05/13/21, cost
$6,197,921)
(d)(e)(g)
............ 163,645 2,298,590
United States — 1.6%
Breeze Aviation Group, Inc., Series
B (Acquired 07/30/21, cost
$3,775,369)
(d)(e)(g)
............ 6,990 2,462,158
Caresyntax, Inc., Series C-2
(d)(e)
.... 8,737 787,378
Security
Shares
Shares Value
United States (continued)
Databricks, Inc., Series F (Acquired
10/22/19, cost $3,030,0 10 )
(d)(e)(g)
.. 211,650 $ 11,757,158
Databricks, Inc., Series G (Acquired
02/01/21, cost $3,419,476)
(d)(e)(g)
.. 57,837 3,212,845
Dream Finders Homes, Inc., 9.00%
(d)(e)
(n)
...................... 8,429 7,659,854
Exo Imaging, Inc., Series C (Acquired
06/24/21, cost $2,122,371)
(d)(e)(g)
.. 362,303 1,014,448
Farmer's Business Network, Inc.,
Series F (Acquired 07/31/20, cost
$2,424,735)
(d)(e)(g)
............ 73,351 3,162,895
Farmer's Business Network, Inc.,
Series G (Acquired 09/15/21, cost
$689,703)
(d)(e)(g)
............. 11,096 478,460
GM Cruise Holdings LLC, Series
G (Acquired 03/25/21, cost
$2,563,091)
(d)(e)(g)
............ 97,271 1,654,580
JumpCloud, Inc., Series E-1 (Acquired
10/30/20, cost $3,136,443)
(d)(e)(g)
.. 1,719,824 4,471,542
JumpCloud, Inc., Series F (Acquired
09/03/21, cost $677,436)
(d)(e)(g)
... 113,119 294,109
Lessen, Inc., Series B
(d)(e)
........ 188,594 1,759,582
Lessen, Inc., Series C
(d)(e)
........ 63,570 593,108
Loadsmart, Inc., Series C (Acquired
10/05/20, cost $2,878,751)
(d)(e)(g)
.. 336,696 4,292,874
Loadsmart, Inc., Series D (Acquired
01/27/22, cost $596,540)
(d)(e)(g)
... 29,827 380,294
Lookout, Inc., Series F (Acquired
09/19/14 - 10/22/14, cost
$7,673,753)
(d)(e)(g)
............ 671,775 3,070,012
MNTN Digital, Series D (Acquired
11/05/21, cost $1,673,918)
(d)(e)(g)
.. 72,889 958,490
Mythic AI, Inc., Series C (Acquired
01/26/21, cost $1,646,873)
(d)(e)(g)
.. 239,716 2
Noodle Partners, Inc., Series
C (Acquired 08/26/21, cost
$2,167,122)
(d)(e)(g)
............ 242,823 1,177,692
PsiQuantum Corp., Series D (Acquired
05/21/21, cost $1,355,632)
(d)(e)(g)
.. 51,690 1,366,167
Relativity Space, Inc., Series
E (Acquired 05/27/21, cost
$2,333,656)
(d)(e)(g)
............ 102,196 1,700,541
SambaNova Systems, Inc., Series
C (Acquired 02/19/20, cost
$3,134,751)
(d)(e)(g)
............ 58,878 4,895,706
SambaNova Systems, Inc., Series
D (Acquired 04/09/21, cost
$1,780,353)
(d)(e)(g)
............ 18,737 1,557,982
Snorkel AI, Inc., Series C (Acquired
06/30/21, cost $839,659)
(d)(e)(g)
... 55,904 618,857
Ursa Major Technologies, Inc.,
Series C (Acquired 09/13/21, cost
$2,149,052)
(d)(e)(g)
............ 360,289 2,388,716
Ursa Major Technologies, Inc., Series D
(Acquired 10/14/22, cost $292,529)
(d)
(e)(g)
..................... 44,138 292,635
Verge Genomics, Series B (Acquired
11/05/21, cost $2,013,552)
(d)(e)(g)
.. 378,004 2,245,344
Wells Fargo & Co., Series L, 7.50%
(n)(o)
1,367 1,574,784
Zero Mass Water, Inc., Series
C-1 (Acquired 05/07/20, cost
$2,397,628)
(d)(e)(g)
............ 152,099 4,531,029

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
29
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Zero Mass Water, Inc., Series D
(Acquired 07/05/22, cost $449,221)
(d)
(e)(g)
..................... 10,967 $ 432,429
70,791,671
Total Preferred Stocks — 2.7%
(Cost: $113,120,756) ............................. 120,230,313
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII , (3-mo. LIBOR
USD + 6.37%), 11.64%, 10/30/40
(b)
147,134 4,187,434
Total Trust Preferreds — 0.1%
(Cost: $4,078,012) .............................. 4,187,434
Total Preferred Securities — 2.8%
(Cost: $118,032,600) ............................. 125,105,712
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
Series KL06, Class XFX,
1.47% ,  12/25/29 ........ USD 2,207 132,291
Series KW09, Class X1,
0.94% ,  05/25/29 ........ 15,090 528,852
661,143
Mortgage-Backed Securities — 5.2%
Uniform Mortgage-Backed Securities
(t)
3.00% ,  07/13/23 .......... 23,423 20,612,817
3.50% ,  07/13/23 .......... 116,194 105,877,417
4.50% ,  07/13/23 .......... 115,543 111,084,242
237,574,476
Total U.S. Government Sponsored Agency Securities
—
5.2%
(Cost: $239,026,450) ............................. 238,235,619
U.S. Treasury Obligations
U.S. Treasury Bonds
2.38%, 02/15/42 ............ 7,089 5,519,096
3.25%, 05/15/42
(u)
........... 17,220 15,366,427
3.38%, 08/15/42 ............ 9,136 8,292,432
4.00%, 11/15/52
(u)(v)
.......... 13,292 13,653,068
U.S. Treasury Inflation Linked Notes
0.63%, 01/15/24 ............ 71,672 70,457,101
0.50%, 04/15/24 ............ 41,210 40,212,436
0.13%, 04/15/27 ............ 12,353 11,432,647
0.63%, 07/15/32
(u)(v)
.......... 19,909 18,293,809
U.S. Treasury Notes
0.75%, 12/31/23
(i)
........... 9,545 9,332,181
4.00%, 12/15/25 ............ 32,462 31,953,513
Total U.S. Treasury Obligations — 4.9%
(Cost: $229,603,778) ............................. 224,512,710
Security
Shares
Shares Value
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(e)
.................. 21,152 $ 16,604
Israel — 0.0%
(e)
Deep Instinct Ltd., (Acquired 09/20/22,
cost $0) (Issued/Exercisable
09/20/22, 1 Share for 1 Warrant,
Expires 09/20/32)
(d)(g)
......... 24,748 153,438
Innovid Corp. (Issued/Exercisable
01/28/21, 1 Share for 1 Warrant,
Expires 12/31/27, Strike Price USD
11.50) ................... 10,869 1,087
154,525
Switzerland — 0.0%
Cie Financiere Richemont SA (Issued/
Exercisable 11/27/20, 1 Share for
1 Warrant, Expires 11/22/23, Strike
Price CHF 67.00)
(e)
.......... 1,233 1,701
United States — 0.0%
(e)
Cano Health, Inc. (Issued/Exercisable
07/06/20, 1 Share for 1 Warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 68,498 14,391
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(d)
.......... 90,780 8,170
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 42,220 3,378
Embark Technology, Inc. (Issued/
Exercisable 12/28/20, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 27,885 404
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 38,021 23,383
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 28,141 1,061
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 28,921 3,080
Lightning eMotors, Inc. (Issued/
Exercisable 05/06/21, 1 Share for
1 Warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 76,842 2,336
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 50,071 1,011
Proof Acquisition Corp. I (Issued/
Exercisable 12/03/21, 1 Share for
1 Warrant, Expires 10/01/26, Strike
Price USD 11.50)
(d)
.......... 77,370 6,190

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
30
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 12/21/20,
1 Share for 1 Warrant, Expires
09/24/26, Strike Price USD 11.50) 59,602 $ 2,307
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 01/15/21,
1 Share for 1 Warrant, Expires
06/15/27, Strike Price USD 11.50) 30,984 1,549
Sonder Holdings, Inc. (Issued/
Exercisable 01/19/22, 1 Share for
1 Warrant, Expires 11/19/26, Strike
Price USD 12.50)
(d)
.......... 84,405 1
67,261
Total Warrants — 0.0%
(Cost: $944,852) ................................ 240,091
Total Long-Term Investments — 97.2%
(Cost: $4,353,875,083) ........................... 4,423,869,797
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations — 1.9%
Brazil - 0.5%
Federative Republic of Brazil Treasury
Bills, 10.11%
,
07/01/24
(w)
....... BRL 123 22,940,477
Japan - 1.4%
Japan Treasury Bills, (0.18)%
,
07/10/23
(w)
................ JPY 9,182,250 63,636,471
Total Foreign Government Obligations — 1.9%
(Cost: $91,439,872) .............................. 86,576,948
Shares
Shares
Money Market Funds — 4.7%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.98%
(f)(x)
.... 213,580,125 213,580,125
Total Money Market Funds — 4.7%
(Cost: $213,580,125) ............................. 213,580,125
Par (000)
Pa r (000)
Time Deposits — 0.0%
Canada — 0.0%
Royal Bank of Canada,
3.54%, 07/04/23 ............ CAD 26 19,496
Hong Kong — 0.0%
Hong Kong & Shanghai Bank,
3.47%, 07/03/23 ............ HKD 44 5,583
Security
Par (000)
Par (000) Value
United Kingdom — 0.0%
Skandinaviska Enskilda Banken AB,
3.92%, 07/03/23 ............ GBP 255 $ 323,757
United States — 0.0%
JPMorgan Chase & Co.,
5.07%, 07/03/23 ............ USD 1,092 1,092,402
Total Time Deposits — 0.0%
(Cost: $1,441,238) .............................. 1,441,238
Total Short-Term Securities — 6.6%
(Cost: $306,461,235) ............................. 301,598,311
Total Options Purchased — 0.4%
(Cost: $26,808,975 ) .............................. 16,730,598
Total Investments Before Options Written, TBA Sale
Commitments and Investments Sold Short — 104.2%
(Cost: $4,687,145,293) ........................... 4,742,198,706
Total Options Written — (0.4)%
(Premiums Received — $(13,774,456)) ................ (16,289,335)
TBA Sale Commitments
Uniform Mortgage-Backed Securities,
4.50%, 07/13/23
(t)
........... (49,704) (47,786,216)
Total TBA Sale Commitments — (1.0)%
(Proceeds: $(48,155,117)) ......................... (47,786,216)
Shares
Shares
Investments Sold Short
Common Stocks
France — (0.0)%
Pernod Ricard SA ............. (7,401) (1,635,434)
United States — (0.1)%
JM Smucker Co. (The) .......... (11,895) (1,756,535)
Total Common Stocks — (0.1)%
(Proceeds: $(2,791,449)) .......................... (3,391,969)
Total Investments Sold Short — (0.1)%
(Proceeds: $(2,791,449) ) .......................... (3,391,969)
Total Investments Net of Options Written, TBA Sale
Commitments and Investments Sold Short — 102.7%
(Cost: $4,622,424,271) ........................... 4,674,731,186
Liabilities in Excess of Other Assets — (2.7)% ............ (122,837,198)
Net Assets — 100.0% .............................. $ 4,551,893,988
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Non-income producing security.
(f)
Affiliate of the Fund.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
31
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $127,207,300, representing 2.79% of its net assets as of period end, and an original cost of $121,115,076.
(h)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(j)
Investment does not issue shares.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Zero-coupon bond.
(n)
Perpetual security with no stated maturity date.
(o)
Convertible security.
(p)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(q)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)
Fixed rate.
(s)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(t)
Represents or includes a TBA transaction.
(u)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(v)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(w)
Rates are discount rates or a range of discount rates as of period end.
(x)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Par/Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 92,087,634 $ 121,492,491
(a)
$ — $ — $ — $ 213,580,125 213,580,125 $ 7,662,120 $ —
SL Liquidity Series, LLC, Money
Market Series
(b)
.......... 89,669,486 — (89,686,706)
(a)
29,178 (11,958) — — 245,134
(c)
—
Bio City Development Co. BV,
8.00%, 07/06/24 ......... 2,060,820 — — — (402,320) 1,658,500 21,400,000 — —
iShares 0-5 Year TIPS Bond ETF 4,387,925 — — — 28,963 4,416,888 45,255 45,789 —
iShares Biotechnology ETF .... 607,347 — — — (20,030) 587,317 4,626 327 —
iShares China Large-Cap ETF
(b)
. 5,356,398 2,058,480 (8,028,587) (351,340) 965,049 — — — —
iShares iBoxx $ High Yield
Corporate Bond ETF
(b)
..... 9,211,113 — (9,408,696) 119,854 77,729 — — 145,095 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... — 52,191,988 (34,513,214) 133,111 (134,239) 17,677,646 163,470 173,404 —
iShares J.P. Morgan USD
Emerging Markets Bond ETF . — 6,008,001 — — (153,484) 5,854,517 67,651 118,711 —
iShares Latin America 40 ETF .. 1,990,858 — — — 372,253 2,363,111 86,975 41,638 —
iShares MSCI Brazil ETF ..... 2,756,471 — — — 439,538 3,196,009 98,551 74,526 —
iShares MSCI Emerging Markets
ETF .................. 481,709 — — — 21,099 502,808 12,710 3,942 —
iShares Russell Mid-Cap Growth
ETF .................. — 1,150,710 — — 15,421 1,166,131 12,068 — —
Quintis Australia Pty. Ltd.,
0.00%, 10/01/28 ......... 2,018,520 — (508,642) — (1,509,877) 1 14,448,961 — —
Quintis Australia Pty. Ltd.,
13.51%, 10/01/26 ........ 16,144,865 — — — (1,503,087) 14,641,778 16,144,865 542,314 —
Quintis HoldCo Pty. Ltd. ...... 52 — — — (1) 51 7,642,509 — —
$ (69,197) $ (1,814,944) $ 265,644,882 $ 9,053,000 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
32
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bobl ............................................................... 139 09/07/23 $ 17,551 $ (166,494)
Euro-Bund .............................................................. 1,511 09/07/23 220,511 (1,124,863)
Euro-OAT ............................................................... 110 09/07/23 15,412 (52,035)
SGX Nikkei 225 Index ....................................................... 20 09/07/23 4,625 157,473
Australia 10-Year Bond ...................................................... 790 09/15/23 61,137 (515,430)
EURO STOXX Banks Price Index ............................................... 499 09/15/23 2,948 115,377
MSCI Emerging Markets E-Mini Index ............................................ 198 09/15/23 9,879 (91,261)
S&P 500 E-Mini Index ....................................................... 301 09/15/23 67,548 818,511
3-mo. SONIA Index ......................................................... 164 09/19/23 49,368 (92,917)
U.S. Treasury Long Bond ..................................................... 75 09/20/23 9,532 (14,193)
U.S. Treasury Ultra Bond ..................................................... 741 09/20/23 101,170 816,713
Long Gilt ................................................................ 157 09/27/23 19,002 (217,501)
U.S. Treasury 2-Year Note .................................................... 25 09/29/23 5,084 (17,534)
U.S. Treasury 5-Year Note .................................................... 1,318 09/29/23 141,191 (365,147)
(749,301)
Short Contracts
IFSC NIFTY 50 Index ....................................................... 193 07/27/23 7,467 (204,916)
Euro-BTP ............................................................... 147 09/07/23 18,625 (81,529)
Euro-Buxl ............................................................... 22 09/07/23 3,351 (81,862)
Euro-Schatz ............................................................. 194 09/07/23 22,196 135,607
DAX Index .............................................................. 5 09/15/23 2,222 (3,334)
EURO STOXX 50 Index ..................................................... 47 09/15/23 2,273 (50,749)
FTSE 100 Index ........................................................... 49 09/15/23 4,703 39,460
NASDAQ-100 E-Mini Index ................................................... 561 09/15/23 172,081 (3,160,153)
Russell 2000 E-Mini Index .................................................... 35 09/15/23 3,331 (30,538)
U.S. Treasury 10-Year Note ................................................... 2,713 09/20/23 304,661 4,833,518
U.S. Treasury 10-Year Ultra Note ............................................... 5,001 09/20/23 592,619 8,767,000
SPI 200 Index ............................................................ 20 09/21/23 2,393 (36,111)
10,126,393
$ 9,377,092
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 70,338,531 JPY 9,182,250,000 Bank of America NA 07/10/23 $ 6,656,221
BRL 48,164,542 USD 9,697,344 Citibank NA 09/14/23 230,884
CZK 61,907,657 USD 2,802,622 Barclays Bank plc 09/14/23 30,112
HUF 2,762,883,337 USD 7,835,966 JPMorgan Chase Bank NA 09/14/23 112,634
INR 1,148,940,000 USD 13,868,299 Citibank NA 09/14/23 95,995
NOK 33,121,211 USD 3,012,206 Deutsche Bank AG 09/14/23 81,427
PLN 18,605,000 USD 4,464,307 Bank of America NA 09/14/23 95,176
USD 2,101,941 IDR 31,425,487,843 Morgan Stanley & Co. International plc 09/14/23 15,069
USD 4,245,644 IDR 63,199,809,836 UBS AG 09/14/23 48,734
USD 13,967,177 INR 1,148,940,000 Barclays Bank plc 09/14/23 2,884
USD 4,389,599 ZAR 82,070,136 Citibank NA 09/14/23 60,960
USD 1,624,288 ZAR 30,092,042 Morgan Stanley & Co. International plc 09/14/23 37,138
BRL 134,913,183 USD 26,993,974 Barclays Bank plc 09/20/23 787,139
CAD 42,381,216 USD 31,730,155 Nomura International plc 09/20/23 301,036
CHF 71,570,817 USD 79,445,274 HSBC Bank plc 09/20/23 1,181,459
CNY 48,417,553 USD 6,699,815 JPMorgan Chase Bank NA 09/20/23 4,334
DKK 118,003,603 USD 17,128,356 BNP Paribas SA 09/20/23 249,149
EUR 124,456,683 USD 134,500,213 Citibank NA 09/20/23 1,840,084
GBP 7,563,215 EUR 8,758,557 HSBC Bank plc 09/20/23 12,422
GBP 11,730,264 USD 14,680,741 JPMorgan Chase Bank NA 09/20/23 219,793

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
33
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
HUF 1,720,067,239 USD 4,896,066 Goldman Sachs International 09/20/23 $ 46,181
MXN 463,518,830 USD 26,265,188 JPMorgan Chase Bank NA 09/20/23 413,490
MXN 8,582,777 USD 489,861 Morgan Stanley & Co. International plc 09/20/23 4,136
MXN 124,486,284 USD 7,103,604 State Street Bank and Trust Co. 09/20/23 61,433
NZD 3,933,987 USD 2,403,486 Bank of America NA 09/20/23 10,002
PLN 29,584,505 USD 7,112,207 Barclays Bank plc 09/20/23 135,955
USD 4,514,480 BRL 21,881,685 Goldman Sachs International 09/20/23 8,637
USD 20,641,886 CNY 146,545,009 BNP Paribas SA 09/20/23 350,494
USD 124,562,223 EUR 113,556,860 Barclays Bank plc 09/20/23 162,507
USD 9,076,655 EUR 8,219,518 JPMorgan Chase Bank NA 09/20/23 72,305
USD 40,185,367 HKD 313,626,698 UBS AG 09/20/23 89,686
USD 73,181,928 JPY 10,142,612,761 Morgan Stanley & Co. International plc 09/20/23 2,025,151
USD 2,337,304 ZAR 43,275,498 Societe Generale SA 09/20/23 56,214
15,498,841
CNY 22,220,000 USD 3,145,170 Citibank NA 09/14/23 (70,269)
CNY 45,245,000 USD 6,280,702 JPMorgan Chase Bank NA 09/14/23 (19,500)
IDR 93,997,270,000 USD 6,270,665 JPMorgan Chase Bank NA 09/14/23 (28,588)
KRW 4,076,665,000 USD 3,125,402 Citibank NA 09/14/23 (19,566)
SGD 4,238,941 USD 3,157,047 JPMorgan Chase Bank NA 09/14/23 (14,110)
THB 154,440,000 USD 4,499,082 Citibank NA 09/14/23 (111,990)
THB 274,715,750 USD 7,953,554 HSBC Bank plc 09/14/23 (149,854)
USD 3,272,194 BRL 15,994,451 HSBC Bank plc 09/14/23 (24,766)
USD 8,849,873 COP 37,877,458,116 Citibank NA 09/14/23 (49,663)
USD 2,552,475 CZK 55,791,412 Barclays Bank plc 09/14/23 (395)
USD 3,158,369 CZK 70,036,179 Deutsche Bank AG 09/14/23 (46,305)
USD 147,234 EUR 135,687 Bank of New York Mellon 09/14/23 (1,365)
USD 156,700 EUR 143,616 Citibank NA 09/14/23 (582)
USD 577,130 EUR 533,208 State Street Bank and Trust Co. 09/14/23 (6,814)
USD 2,047,772 MXN 35,927,730 JPMorgan Chase Bank NA 09/14/23 (22,434)
USD 21,319,779 MXN 377,016,844 JPMorgan Chase Bank NA 09/14/23 (404,453)
USD 3,140,061 SGD 4,238,941 Citibank NA 09/14/23 (2,876)
USD 6,953,251 ZAR 134,201,519 Goldman Sachs International 09/14/23 (124,962)
AUD 105,232,612 USD 71,469,149 Barclays Bank plc 09/20/23 (1,213,521)
CNY 78,464,401 USD 11,103,872 Bank of America NA 09/20/23 (239,278)
CNY 93,289,090 USD 13,164,932 Barclays Bank plc 09/20/23 (247,634)
IDR 71,892,995,899 USD 4,807,128 Citibank NA 09/20/23 (33,289)
JPY 4,158,711,268 EUR 27,969,723 JPMorgan Chase Bank NA 09/20/23 (1,464,419)
JPY 41,774,888,226 USD 303,682,644 UBS AG 09/20/23 (10,605,652)
KRW 22,791,322,893 USD 17,397,824 UBS AG 09/20/23 (27,554)
NOK 227,944,494 CHF 19,128,472 Bank of America NA 09/20/23 (254,150)
SGD 11,683,037 USD 8,723,732 State Street Bank and Trust Co. 09/20/23 (59,295)
USD 29,360,652 BRL 143,388,618 Morgan Stanley & Co. International plc 09/20/23 (165,709)
USD 14,320,756 INR 1,185,450,670 Citibank NA 09/20/23 (85,189)
USD 4,514,480 MXN 78,658,042 Citibank NA 09/20/23 (12,828)
USD 6,780,088 MXN 118,607,469 Goldman Sachs International 09/20/23 (46,583)
USD 9,447,307 NOK 101,719,169 Deutsche Bank AG 09/20/23 (55,338)
USD 6,186,563 SEK 66,638,493 BNP Paribas SA 09/20/23 (15,328)
ZAR 225,081,126 USD 11,999,271 Morgan Stanley & Co. International plc 09/20/23 (135,047)
(15,759,306)
$ (260,465)
Interest Rate Caps Purchased
Description
Exercise
Rate Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid (Received)
Unrealized
Appreciation
(Depreciation)
5Y-30Y CMS Index Cap ..... 0.07%
Goldman Sachs
International 09/27/23 USD 294,974 $ 44,953 $ 516,205 $ (471,252)

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
34
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Invesco QQQ Trust Series 1 .................... 2,142 07/07/23 USD 372.00 USD 79,130 $ 398,412
SPDR S&P 500 ETF Trust ...................... 89 07/07/23 USD 440.00 USD 3,945 38,581
SPDR S&P 500 ETF Trust ...................... 595 07/07/23 USD 438.00 USD 26,375 355,512
SPDR S&P 500 ETF Trust ...................... 3,000 07/07/23 USD 448.00 USD 132,984 169,500
SPDR S&P 500 ETF Trust ...................... 3,000 07/14/23 USD 442.00 USD 132,984 1,330,500
CBOE Volatility Index ......................... 257 07/19/23 USD 28.00 USD 349 2,699
Advanced Micro Devices, Inc. ................... 86 07/21/23 USD 140.00 USD 980 1,978
Advanced Micro Devices, Inc. ................... 893 07/21/23 USD 125.00 USD 10,172 101,355
Alphabet, Inc. .............................. 511 07/21/23 USD 125.00 USD 6,182 61,320
Alphabet, Inc. .............................. 1,131 07/21/23 USD 130.00 USD 13,682 42,412
Constellation Brands, Inc. ...................... 131 07/21/23 USD 235.00 USD 3,224 161,130
Constellation Brands, Inc. ...................... 212 07/21/23 USD 260.00 USD 5,218 6,890
Eli Lilly & Co. .............................. 66 07/21/23 USD 460.00 USD 3,095 100,650
Equitrans Midstream Corp. ..................... 84 07/21/23 USD 11.00 USD 80 1,050
Hilton Worldwide Holdings, Inc. .................. 262 07/21/23 USD 155.00 USD 3,813 6,550
iShares MSCI Japan ETF ...................... 3,740 07/21/23 USD 65.00 USD 23,151 46,750
Kroger Co. (The) ............................ 748 07/21/23 USD 50.00 USD 3,516 4,114
Lockheed Martin Corp. ........................ 43 07/21/23 USD 460.00 USD 1,980 37,625
LVMH Moet Hennessy Louis Vuitton SE ............ 140 07/21/23 EUR 930.00 EUR 12,082 42,317
Mastercard, Inc. ............................ 141 07/21/23 USD 395.00 USD 5,546 69,795
McDonald's Corp. ........................... 187 07/21/23 USD 310.00 USD 5,580 4,395
Merck & Co., Inc. ............................ 412 07/21/23 USD 120.00 USD 4,754 17,716
Micron Technology, Inc. ....................... 264 07/21/23 USD 62.50 USD 1,666 57,420
Microsoft Corp. ............................. 244 07/21/23 USD 340.00 USD 8,309 174,460
Salesforce, Inc. ............................. 250 07/21/23 USD 220.00 USD 5,282 44,000
SPDR Gold Shares
(a)
......................... 1,842 07/21/23 USD 198.00 USD 32,837 2,763
SPDR S&P Regional Banking ETF ................ 2,158 07/21/23 USD 45.00 USD 8,811 48,555
Tesla, Inc. ................................. 154 07/21/23 USD 260.00 USD 4,031 254,100
Uber Technologies, Inc. ....................... 1,180 07/21/23 USD 42.50 USD 5,094 196,470
UnitedHealth Group, Inc. ....................... 104 07/21/23 USD 520.00 USD 4,999 8,580
Vinci SA .................................. 424 07/21/23 EUR 114.00 EUR 4,511 463
Walt Disney Co. (The) ........................ 863 07/21/23 USD 95.00 USD 7,705 31,499
Waste Management, Inc. ...................... 384 07/21/23 USD 175.00 USD 6,659 56,640
Activision Blizzard, Inc. ........................ 306 08/18/23 USD 85.00 USD 2,580 136,935
Advanced Micro Devices, Inc. ................... 513 08/18/23 USD 130.00 USD 5,844 144,409
Advanced Micro Devices, Inc. ................... 1,005 08/18/23 USD 140.00 USD 11,448 146,228
Alphabet, Inc. .............................. 1,188 08/18/23 USD 130.00 USD 14,371 234,036
Amazon.com, Inc. ........................... 422 08/18/23 USD 125.00 USD 5,501 418,835
Amazon.com, Inc. ........................... 592 08/18/23 USD 135.00 USD 7,717 282,680
Apple, Inc. ................................ 920 08/18/23 USD 190.00 USD 17,845 802,700
Boston Scientific Corp. ........................ 548 08/18/23 USD 55.00 USD 2,964 68,500
Boston Scientific Corp. ........................ 550 08/18/23 USD 57.50 USD 2,975 20,625
ConocoPhillips ............................. 510 08/18/23 USD 110.00 USD 5,284 86,700
Delta Air Lines, Inc. .......................... 1,020 08/18/23 USD 48.00 USD 4,849 202,980
DR Horton, Inc. ............................. 153 08/18/23 USD 130.00 USD 1,862 28,687
DR Horton, Inc. ............................. 305 08/18/23 USD 125.00 USD 3,712 109,800
First Solar, Inc. ............................. 142 08/18/23 USD 210.00 USD 2,699 78,810
Freeport-McMoRan, Inc. ....................... 926 08/18/23 USD 40.00 USD 3,704 203,720
Humana, Inc. .............................. 127 08/18/23 USD 465.00 USD 5,679 109,220
JPMorgan Chase & Co. ....................... 764 08/18/23 USD 145.00 USD 11,112 322,790
L3Harris Technologies, Inc. ..................... 85 08/18/23 USD 180.00 USD 1,664 157,250
Lennar Corp. .............................. 305 08/18/23 USD 135.00 USD 3,822 29,737
McCormick & Co., Inc. ........................ 882 08/18/23 USD 95.00 USD 7,694 22,050
Micron Technology, Inc. ....................... 692 08/18/23 USD 72.50 USD 4,367 39,098
Microsoft Corp. ............................. 156 08/18/23 USD 330.00 USD 5,312 304,980
Microsoft Corp. ............................. 159 08/18/23 USD 340.00 USD 5,415 220,215
Microsoft Corp. ............................. 331 08/18/23 USD 355.00 USD 11,272 239,147
NVIDIA Corp. .............................. 77 08/18/23 USD 420.00 USD 3,257 209,055
Shell plc .................................. 765 08/18/23 USD 62.50 USD 4,619 72,675
Tesla, Inc. ................................. 208 08/18/23 USD 265.00 USD 5,445 416,520
Toll Brothers, Inc. ............................ 203 08/18/23 USD 85.00 USD 1,605 18,777
Toll Brothers, Inc. ............................ 305 08/18/23 USD 80.00 USD 2,412 81,587
Uber Technologies, Inc. ....................... 843 08/18/23 USD 42.50 USD 3,639 259,223

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
35
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
United Airlines Holdings, Inc. .................... 1,022 08/18/23 USD 57.50 USD 5,608 $ 189,581
UnitedHealth Group, Inc. ....................... 76 08/18/23 USD 480.00 USD 3,653 123,880
Valero Energy Corp. .......................... 198 08/18/23 USD 120.00 USD 2,323 82,665
Advanced Micro Devices, Inc. ................... 462 09/15/23 USD 130.00 USD 5,263 196,350
Apple, Inc. ................................ 562 09/15/23 USD 195.00 USD 10,901 406,045
Archer-Daniels-Midland Co. ..................... 391 09/15/23 USD 82.50 USD 2,954 26,392
Barclays plc ............................... 1,318 09/15/23 GBP 1.60 GBP 2,022 75,324
Delta Air Lines, Inc. .......................... 1,323 09/15/23 USD 50.00 USD 6,290 228,879
Eli Lilly & Co. .............................. 57 09/15/23 USD 480.00 USD 2,673 91,770
Ford Motor Co. ............................. 1,758 09/15/23 USD 16.00 USD 2,660 89,658
General Motors Co. .......................... 527 09/15/23 USD 40.00 USD 2,032 85,901
Microsoft Corp. ............................. 307 09/15/23 USD 365.00 USD 10,455 201,085
NVIDIA Corp. .............................. 510 09/15/23 USD 430.00 USD 21,574 1,769,700
Pfizer, Inc. ................................ 766 09/15/23 USD 40.00 USD 2,810 26,044
Pfizer, Inc. ................................ 926 09/15/23 USD 42.50 USD 3,397 12,038
United Rentals, Inc. .......................... 110 09/15/23 USD 460.00 USD 4,899 238,700
Valero Energy Corp. .......................... 506 09/15/23 USD 125.00 USD 5,935 188,485
Equitrans Midstream Corp. ..................... 95 10/20/23 USD 12.00 USD 91 1,187
Sabre Corp. ............................... 153 10/20/23 USD 5.50 USD 49 1,683
Sabre Corp. ............................... 368 10/20/23 USD 5.00 USD 117 5,336
NVIDIA Corp. .............................. 127 12/15/23 USD 440.00 USD 5,372 628,332
Pfizer, Inc. ................................ 772 01/19/24 USD 47.00 USD 2,832 14,668
Pfizer, Inc. ................................ 1,285 01/19/24 USD 50.00 USD 4,713 12,207
Sabre Corp. ............................... 193 01/19/24 USD 6.00 USD 62 3,764
14,043,844
Put
SPDR S&P 500 ETF Trust ...................... 595 07/07/23 USD 438.00 USD 26,375 38,972
SPDR S&P 500 ETF Trust ...................... 445 07/14/23 USD 434.00 USD 19,726 42,275
Ford Motor Co. ............................. 223 07/21/23 USD 10.00 USD 337 335
Frontier Communications Parent, Inc. .............. 95 07/21/23 USD 15.00 USD 177 1,425
Invesco QQQ Trust Series 1 .................... 834 07/21/23 USD 350.00 USD 30,810 75,060
Invesco Senior Loan ETF ...................... 296 07/21/23 USD 20.00 USD 623 1,628
iShares iBoxx $ High Yield Corporate Bond ETF ....... 202 07/21/23 USD 73.50 USD 1,516 1,818
iShares iBoxx $ High Yield Corporate Bond ETF ....... 346 07/21/23 USD 71.00 USD 2,597 1,211
iShares iBoxx $ High Yield Corporate Bond ETF ....... 484 07/21/23 USD 73.00 USD 3,633 2,904
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 137 07/21/23 USD 106.00 USD 1,482 2,329
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 145 07/21/23 USD 105.00 USD 1,568 1,160
iShares Russell 2000 ETF ...................... 97 07/21/23 USD 150.00 USD 1,817 340
iShares Russell 2000 ETF ...................... 149 07/21/23 USD 181.00 USD 2,790 13,261
NVIDIA Corp. .............................. 132 07/21/23 USD 250.00 USD 5,584 594
Pitney Bowes, Inc. ........................... 133 07/21/23 USD 3.00 USD 47 998
Sabre Corp. ............................... 78 07/21/23 USD 3.00 USD 25 819
Shell plc .................................. 525 07/21/23 USD 55.00 USD 3,170 3,938
Spirit AeroSystems Holdings, Inc. ................. 72 07/21/23 USD 20.00 USD 210 540
Spirit AeroSystems Holdings, Inc. ................. 77 07/21/23 USD 26.00 USD 225 1,925
United Parcel Service, Inc. ..................... 86 07/21/23 USD 160.00 USD 1,542 1,118
Xerox Holdings Corp. ......................... 104 07/21/23 USD 11.00 USD 155 1,040
Alphabet, Inc. .............................. 608 08/18/23 USD 120.00 USD 7,355 249,280
Amazon.com, Inc. ........................... 506 08/18/23 USD 120.00 USD 6,596 118,404
Apple, Inc. ................................ 506 08/18/23 USD 180.00 USD 9,815 86,526
Frontier Communications Parent, Inc. .............. 98 08/18/23 USD 15.00 USD 183 19,845
Frontier Communications Parent, Inc. .............. 118 08/18/23 USD 12.50 USD 220 2,655
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 225 08/18/23 USD 100.00 USD 2,433 1,463
Microsoft Corp. ............................. 228 08/18/23 USD 325.00 USD 7,764 144,210
NVIDIA Corp. .............................. 76 08/18/23 USD 380.00 USD 3,215 57,380
SPDR S&P 500 ETF Trust ...................... 638 08/18/23 USD 425.00 USD 28,281 157,586
Spirit AeroSystems Holdings, Inc. ................. 62 08/18/23 USD 22.00 USD 181 1,550
Air Transport Services Group, Inc. ................ 82 09/15/23 USD 12.50 USD 155 1,230
Air Transport Services Group, Inc. ................ 109 09/15/23 USD 15.00 USD 206 3,543
PG&E Corp. ............................... 158 09/15/23 USD 13.00 USD 273 1,027
PG&E Corp. ............................... 194 09/15/23 USD 14.00 USD 335 1,649
SPDR S&P 500 ETF Trust ...................... 70 09/15/23 USD 350.00 USD 3,103 4,165

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
36
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
SPDR S&P 500 ETF Trust ...................... 668 09/15/23 USD 430.00 USD 29,611 $ 335,002
1,379,205
$ 15,423,049
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........... Bank of America NA — 07/13/23 CNH 7.40 USD 23,032 $ 10,111
TOPIX Bank Index ........ BNP Paribas SA 928,150 07/14/23 JPY 218.87 JPY 204,574 36,492
TOPIX Bank Index ........ Goldman Sachs International 1,546,298 07/14/23 JPY 226.71 JPY 340,820 25,490
TOPIX Bank Index ........ JPMorgan Chase Bank NA 619,386 07/14/23 JPY 227.60 JPY 136,519 9,129
ING Groep NV .......... Goldman Sachs International 10,453 07/21/23 EUR 12.00 EUR 129 66,154
EUR Currency ........... Bank of America NA — 07/27/23 USD 1.09 EUR 19,444 180,258
EUR Currency ........... JPMorgan Chase Bank NA — 08/07/23 USD 1.12 EUR 18,884 40,129
367,763
Put
USD Currency ........... Morgan Stanley & Co. International plc — 07/13/23 MXN 17.00 USD 36,508 90,093
$ 457,856
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Call
Bought Protection on 5-Year
Credit Default Swap ......
Markit CDX North
American High Yield
Index Series 40.V1 5.00 % Quarterly Barclays Bank plc 07/19/23 USD 103.00 USD 4,450 $ 9,693
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5.00%
Markit CDX North
American High Yield
Index Series 40.V1 Quarterly
Morgan Stanley & Co.
International plc 07/19/23 USD 94.00 USD 2,305 516
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 40.V1 Quarterly BNP Paribas SA 07/19/23 USD 95.00 USD 2,655 664
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 40.V1 Quarterly BNP Paribas SA 08/16/23 USD 98.50 USD 4,550 6,942
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 40.V1 Quarterly
JPMorgan Chase Bank
NA 08/16/23 USD 99.00 USD 4,300 7,789
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 40.V1 Quarterly
Morgan Stanley & Co.
International plc 07/19/23 USD 99.50 USD 3,790 1,876
Bought Protection on 5-Year
Credit Default Swap ...... 1.00
Markit CDX North
American Investment
Grade Index Series
40.V1 Quarterly
Morgan Stanley & Co.
International plc 07/19/23 USD 110.00 USD 22,490 1,065
18,852
$ 28,545

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
37
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.85% Semi-Annual
Goldman Sachs
International 08/07/23 2.85 % USD 24,256 $ 7,283
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.85% Semi-Annual
JPMorgan Chase
Bank NA 08/09/23 2.85 USD 28,772 10,166
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.81% Semi-Annual
Morgan Stanley & Co.
International plc 09/21/23 2.81 USD 17,631 34,493
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.80% Semi-Annual
Morgan Stanley & Co.
International plc 09/22/23 2.80 USD 7,554 14,660
2Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 2.75% Annual
Goldman Sachs
International 10/19/23 2.75 USD 34,605 67,567
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.05% Semi-Annual Citibank NA 10/24/23 3.05 USD 27,251 186,689
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.90% Semi-Annual
JPMorgan Chase
Bank NA 10/30/23 2.90 USD 27,251 135,989
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.82% Semi-Annual
Goldman Sachs
International 11/07/23 2.82 USD 11,279 50,534
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.85% Semi-Annual Citibank NA 11/14/23 2.85 USD 8,723 156,321
663,702
Put
10-Year Interest Rate Swap
(a)
4.55% Semi-Annual 1-day SOFR Annual Citibank NA 10/24/23 4.55 USD 27,251 38,889
10-Year Interest Rate Swap
(a)
4.40% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/30/23 4.40 USD 27,251 63,194
10-Year Interest Rate Swap
(a)
4.82% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 11/07/23 4.82 USD 11,279 10,410
112,493
$ 776,195
(a)
Forward settling swaption.
Interest Rate Caps Sold
Description
Exercise
Rate Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid (Received)
Unrealized
Appreciation
(Depreciation)
5Y-30Y CMS Index Cap .... (0.68) % Goldman Sachs International 09/27/23 USD 589,948 $ (461,214) $ (446,483) $ (14,731)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
CBOE Volatility Index .......................... 257 07/19/23 USD 40.00 USD 349 $ (1,028)
Advanced Micro Devices, Inc. .................... 86 07/21/23 USD 155.00 USD 980 (688)
Advanced Micro Devices, Inc. .................... 260 07/21/23 USD 105.00 USD 2,962 (267,800)
Advanced Micro Devices, Inc. .................... 260 07/21/23 USD 110.00 USD 2,962 (172,250)
Constellation Brands, Inc. ....................... 131 07/21/23 USD 255.00 USD 3,224 (10,153)
Micron Technology, Inc. ........................ 264 07/21/23 USD 72.50 USD 1,666 (3,036)
Shell plc ................................... 525 07/21/23 USD 65.00 USD 3,170 (3,938)
SPDR Gold Shares
(a)
.......................... 1,842 07/21/23 USD 215.00 USD 32,837 (1,842)
SPDR S&P Regional Banking ETF ................. 2,158 07/21/23 USD 48.00 USD 8,811 (12,948)
Walt Disney Co. (The) ......................... 863 07/21/23 USD 105.00 USD 7,705 (3,884)

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
38
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Activision Blizzard, Inc. ......................... 306 08/18/23 USD 95.00 USD 2,580 $ (12,546)
Advanced Micro Devices, Inc. .................... 1,005 08/18/23 USD 170.00 USD 11,448 (29,145)
Alphabet, Inc. ............................... 645 08/18/23 USD 145.00 USD 7,803 (23,220)
Amazon.com, Inc. ............................ 592 08/18/23 USD 150.00 USD 7,717 (69,856)
Delta Air Lines, Inc. ........................... 1,020 08/18/23 USD 55.00 USD 4,849 (30,090)
Dexcom, Inc. ............................... 90 08/18/23 USD 140.00 USD 1,157 (24,075)
JPMorgan Chase & Co. ........................ 764 08/18/23 USD 155.00 USD 11,112 (66,468)
Micron Technology, Inc. ........................ 692 08/18/23 USD 80.00 USD 4,367 (10,726)
Tesla, Inc. .................................. 208 08/18/23 USD 300.00 USD 5,445 (180,960)
United Airlines Holdings, Inc. ..................... 1,022 08/18/23 USD 65.00 USD 5,608 (39,347)
Advanced Micro Devices, Inc. .................... 462 09/15/23 USD 160.00 USD 5,263 (43,197)
Delta Air Lines, Inc. ........................... 1,323 09/15/23 USD 55.00 USD 6,290 (74,088)
NVIDIA Corp. ............................... 127 12/15/23 USD 530.00 USD 5,372 (281,305)
SPDR S&P 500 ETF Trust ....................... 144 12/15/23 USD 420.00 USD 6,383 (565,560)
(1,928,150)
Put
SPDR S&P 500 ETF Trust ....................... 445 07/14/23 USD 417.00 USD 19,726 (11,348)
Eli Lilly & Co. ............................... 105 07/21/23 USD 390.00 USD 4,924 (1,890)
Invesco QQQ Trust Series 1 ..................... 834 07/21/23 USD 335.00 USD 30,810 (27,105)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 145 07/21/23 USD 101.00 USD 1,568 (363)
iShares Russell 2000 ETF ....................... 97 07/21/23 USD 120.00 USD 1,817 (97)
iShares Russell 2000 ETF ....................... 149 07/21/23 USD 166.00 USD 2,790 (1,788)
Lockheed Martin Corp. ......................... 43 07/21/23 USD 410.00 USD 1,980 (1,505)
LVMH Moet Hennessy Louis Vuitton SE ............. 52 07/21/23 EUR 800.00 EUR 4,488 (99,299)
Shell plc ................................... 525 07/21/23 USD 50.00 USD 3,170 (5,250)
SPDR Gold Shares
(a)
.......................... 921 07/21/23 USD 177.00 USD 16,419 (104,073)
Uber Technologies, Inc. ........................ 1,180 07/21/23 USD 37.50 USD 5,094 (9,440)
Uber Technologies, Inc. ........................ 1,300 07/21/23 USD 32.50 USD 5,612 (3,900)
Vinci SA ................................... 424 07/21/23 EUR 100.00 EUR 4,511 (13,880)
Waste Management, Inc. ....................... 384 07/21/23 USD 160.00 USD 6,659 (5,760)
Activision Blizzard, Inc. ......................... 178 08/18/23 USD 75.00 USD 1,501 (22,339)
Activision Blizzard, Inc. ......................... 526 08/18/23 USD 70.00 USD 4,434 (26,563)
Alphabet, Inc. ............................... 608 08/18/23 USD 110.00 USD 7,355 (79,648)
Amazon.com, Inc. ............................ 1,098 08/18/23 USD 110.00 USD 14,314 (91,683)
Apple, Inc. ................................. 506 08/18/23 USD 170.00 USD 9,815 (36,938)
ConocoPhillips .............................. 510 08/18/23 USD 90.00 USD 5,284 (31,110)
Delta Air Lines, Inc. ........................... 765 08/18/23 USD 40.00 USD 3,637 (20,273)
DR Horton, Inc. .............................. 153 08/18/23 USD 110.00 USD 1,862 (19,508)
DR Horton, Inc. .............................. 305 08/18/23 USD 105.00 USD 3,712 (22,113)
First Solar, Inc. .............................. 142 08/18/23 USD 160.00 USD 2,699 (37,914)
Freeport-McMoRan, Inc. ........................ 926 08/18/23 USD 35.00 USD 3,704 (46,300)
Humana, Inc. ............................... 76 08/18/23 USD 410.00 USD 3,398 (27,360)
JPMorgan Chase & Co. ........................ 254 08/18/23 USD 125.00 USD 3,694 (9,779)
L3Harris Technologies, Inc. ...................... 85 08/18/23 USD 160.00 USD 1,664 (3,825)
Lennar Corp. ............................... 305 08/18/23 USD 115.00 USD 3,822 (33,550)
Microsoft Corp. .............................. 229 08/18/23 USD 300.00 USD 7,798 (48,777)
NVIDIA Corp. ............................... 76 08/18/23 USD 330.00 USD 3,215 (11,286)
Shell plc ................................... 765 08/18/23 USD 52.50 USD 4,619 (17,213)
SPDR S&P 500 ETF Trust ....................... 638 08/18/23 USD 405.00 USD 28,281 (70,499)
Toll Brothers, Inc. ............................. 203 08/18/23 USD 70.00 USD 1,605 (11,165)
Toll Brothers, Inc. ............................. 305 08/18/23 USD 65.00 USD 2,412 (7,625)
Uber Technologies, Inc. ........................ 843 08/18/23 USD 35.00 USD 3,639 (28,241)
United Airlines Holdings, Inc. ..................... 760 08/18/23 USD 50.00 USD 4,170 (77,900)
Valero Energy Corp. ........................... 198 08/18/23 USD 105.00 USD 2,323 (30,987)
Apple, Inc. ................................. 281 09/15/23 USD 170.00 USD 5,451 (34,142)
Archer-Daniels-Midland Co. ...................... 391 09/15/23 USD 60.00 USD 2,954 (8,798)
Barclays plc ................................ 1,318 09/15/23 GBP 1.35 GBP 2,022 (37,662)
Eli Lilly & Co. ............................... 57 09/15/23 USD 430.00 USD 2,673 (37,478)
Ford Motor Co. .............................. 1,758 09/15/23 USD 13.00 USD 2,660 (39,555)
General Motors Co. ........................... 527 09/15/23 USD 35.00 USD 2,032 (42,160)
Microsoft Corp. .............................. 204 09/15/23 USD 300.00 USD 6,947 (64,770)
Pfizer, Inc. ................................. 1,692 09/15/23 USD 35.00 USD 6,206 (126,900)
SPDR S&P 500 ETF Trust ....................... 668 09/15/23 USD 400.00 USD 29,611 (130,260)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
39
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
United Rentals, Inc. ........................... 110 09/15/23 USD 400.00 USD 4,899 $ (114,950)
Valero Energy Corp. ........................... 506 09/15/23 USD 105.00 USD 5,935 (125,235)
NVIDIA Corp. ............................... 127 12/15/23 USD 310.00 USD 5,372 (116,523)
(1,976,727)
$ (3,904,877)
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
ING Groep NV ............. Goldman Sachs International 9,649 07/21/23 EUR 13.00 EUR 119 $ (9,212)
EUR Currency .............. JPMorgan Chase Bank NA — 08/07/23 USD 1.14 EUR 18,884 (4,362)
(13,574)
Put
USD Currency .............. Morgan Stanley & Co. International plc — 07/13/23 MXN 16.80 USD 36,508 (21,041)
TOPIX Bank Index ........... BNP Paribas SA 928,150 07/14/23 JPY 175.10 JPY 204,574 (12)
TOPIX Bank Index ........... Goldman Sachs International 1,546,298 07/14/23 JPY 181.37 JPY 340,820 (77)
TOPIX Bank Index ........... JPMorgan Chase Bank NA 619,386 07/14/23 JPY 182.08 JPY 136,519 (36)
ING Groep NV ............. Goldman Sachs International 12,544 07/21/23 EUR 10.00 EUR 155 (1,908)
EUR Currency .............. Bank of America NA — 07/27/23 USD 1.06 EUR 9,722 (3,805)
EUR Currency .............. JPMorgan Chase Bank NA — 08/07/23 USD 1.08 EUR 9,442 (41,243)
(68,122)
$ (81,696)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 40.V1 5.00 % Quarterly
Morgan Stanley & Co.
International plc 07/19/23 B+ USD 87.00 USD 2,305 $ (248)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American Investment
Grade Index Series
40.V1 1.00 Quarterly
Morgan Stanley & Co.
International plc 07/19/23 BBB+ USD 140.00 USD 22,490 (692)
$ (940)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
2.41% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 07/19/23 2.41 % USD 60,444 $ (9)

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
40
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
2.55% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 08/09/23 2.55 % USD 28,772 $ (1,916)
2Yx2Y Interest Rate Swap
(a)
. 2.45% Annual 1-day SOFR Annual
Goldman Sachs
International 10/19/23 2.45 USD 34,605 (35,957)
2-Year Interest Rate Swap
(a)
. 3.09% Semi-Annual 1-day SOFR Annual Citibank NA 10/24/23 3.09 USD 109,004 (97,051)
2-Year Interest Rate Swap
(a)
. 2.95% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/30/23 2.95 USD 109,004 (88,931)
2-Year Interest Rate Swap
(a)
. 3.26% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 11/07/23 3.26 USD 45,117 (62,681)
2-Year Interest Rate Swap
(a)
. 2.75% Semi-Annual 1-day SOFR Annual Citibank NA 11/14/23 2.75 USD 87,233 (69,139)
10-Year Interest Rate Swap
(a)
2.40% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 12/14/23 2.40 USD 15,077 (37,948)
(393,632)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.85% Semi-Annual
JPMorgan Chase
Bank NA 07/03/23 3.85 USD 23,558 (60)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.61% Semi-Annual
Morgan Stanley & Co.
International plc 07/19/23 3.61 USD 60,444 (346,421)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.75% Semi-Annual
Goldman Sachs
International 08/07/23 3.75 USD 30,321 (136,689)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.10% Semi-Annual
JPMorgan Chase
Bank NA 08/09/23 4.10 USD 120,787 (1,513,325)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.10% Semi-Annual
Goldman Sachs
International 08/16/23 4.10 USD 225,077 (2,802,195)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.93% Semi-Annual
Goldman Sachs
International 10/02/23 3.93 USD 29,813 (177,466)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.50% Semi-Annual
Goldman Sachs
International 10/13/23 3.50 USD 41,400 (782,206)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.25% Semi-Annual Citibank NA 10/13/23 4.25 USD 179,402 (1,764,527)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.05% Semi-Annual
Goldman Sachs
International 10/16/23 4.05 USD 91,550 (1,151,356)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.25% Semi-Annual Citibank NA 10/17/23 4.25 USD 83,140 (820,788)
2Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 3.30% Annual
Goldman Sachs
International 10/19/23 3.30 USD 17,302 (78,468)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.75% Semi-Annual Citibank NA 11/14/23 4.75 USD 69,787 (322,010)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.60% Semi-Annual
Morgan Stanley & Co.
International plc 12/14/23 3.60 USD 15,077 (277,712)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.79% Semi-Annual
JPMorgan Chase
Bank NA 03/27/24 3.79 USD 86,798 (1,273,753)
(11,446,976)
$ (11,840,608)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Avis Budget Car Rental LLC ............ 5.00 % Quarterly 12/20/26 USD 3,496 $ (289,254) $ (350,489) $ 61,235
Markit CDX North American High Yield Index
Series 37.V3 ..................... 5.00 Quarterly 12/20/26 USD 12,084 (605,961) (644,265) 38,304
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1.00 Quarterly 12/20/27 USD 12,843 (191,296) (16,456) (174,840)
iTraxx Europe Crossover Index Series 39.V1 . 5.00 Quarterly 06/20/28 EUR 11,075 (497,048) (87,317) (409,731)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
41
Centrally Cleared Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 40.V1 ..................... 5.00 % Quarterly 06/20/28 USD 2,045 $ (60,242) $ (19,536) $ (40,706)
$ (1,643,801) $ (1,118,063) $ (525,738)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover
Index Series 38.V1 .. 5.00 % Quarterly 12/20/27 BB- EUR 16,667 $ 914,060 $ (508,873) $ 1,422,933
Markit CDX North American
High Yield Index Series
39.V2 ........... 5.00 Quarterly 12/20/27 B+ USD 4,704 156,954 4,123 152,831
$ 1,071,014 $ (504,750) $ 1,575,764
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
5.09% At Termination 1-day EFFR At Termination N/A 07/26/23 USD 350,379 $ 47,138 $ — $ 47,138
1-day SOFR At Termination 4.40% At Termination N/A 02/13/24 USD 448,566 (3,796,014) — (3,796,014)
3.75% At Termination 1-day SOFR At Termination N/A 02/13/24 USD 224,283 3,326,870 — 3,326,870
28-day MXIBTIIE Monthly 4.68% Monthly N/A 02/27/24 MXN 196,638 (511,521) — (511,521)
28-day MXIBTIIE Monthly 4.86% Monthly N/A 03/01/24 MXN 196,638 (496,904) — (496,904)
1-day SOFR At Termination 4.50% At Termination N/A 03/09/24 USD 221,727 (1,776,025) — (1,776,025)
1-day SONIA At Termination 3.22% At Termination N/A 04/03/24 GBP 300,434 (8,752,306) — (8,752,306)
2.47% At Termination 1-day SONIA At Termination N/A 04/03/24 GBP 150,217 5,748,893 — 5,748,893
1-day SOFR Annual 2.65% Annual N/A 05/02/24 USD 348,580 (9,243,421) 37,715 (9,281,136)
6-mo. EURIBOR Semi-Annual 1.75% At Termination N/A 05/04/24 EUR 332,672 (7,757,349) — (7,757,349)
1.00% At Termination 6-mo. EURIBOR Semi-Annual N/A 05/04/24 EUR 166,336 5,203,825 — 5,203,825
1-day SOFR At Termination 4.46% At Termination 07/12/23
(a)
07/12/24 USD 232,839 (2,018,800) — (2,018,800)
1-day SONIA At Termination 4.26% At Termination 09/06/23
(a)
09/06/24 GBP 61,780 (1,462,177) — (1,462,177)
28-day MXIBTIIE Monthly 9.78% Monthly N/A 02/04/25 MXN 708,958 (259,578) — (259,578)
28-day MXIBTIIE Monthly 9.79% Monthly N/A 02/04/25 MXN 354,479 (126,714) — (126,714)
28-day MXIBTIIE Monthly 9.80% Monthly N/A 02/04/25 MXN 354,479 (122,102) — (122,102)
1-day SOFR Annual 2.60% Annual N/A 02/17/25 USD 119,522 (5,528,280) — (5,528,280)
1-day SOFR Annual 2.70% Annual N/A 02/17/25 USD 119,522 (5,298,908) — (5,298,908)
2.00% Annual 1-day SOFR Annual N/A 02/17/25 USD 43,216 2,496,489 — 2,496,489
1-day SOFR Annual 4.03% Annual N/A 03/10/25 USD 224,184 (4,124,324) — (4,124,324)
2.72% Annual 1-day SOFR Annual N/A 05/02/25 USD 405,600 16,946,901 (72,127) 17,019,028
1-day SOFR Annual 3.75% Annual N/A 12/15/25 USD 29,603 (730,502) — (730,502)
1-day SOFR Annual 3.81% Annual N/A 12/19/25 USD 31,547 (725,388) — (725,388)
28-day MXIBTIIE Monthly 6.48% Monthly N/A 08/12/26 MXN 164,793 (645,234) — (645,234)
28-day MXIBTIIE Monthly 6.47% Monthly N/A 08/13/26 MXN 226,282 (888,753) — (888,753)
28-day MXIBTIIE Monthly 6.42% Monthly N/A 08/14/26 MXN 184,468 (737,772) — (737,772)
28-day MXIBTIIE Monthly 6.44% Monthly N/A 08/14/26 MXN 111,918 (443,169) — (443,169)
28-day MXIBTIIE Monthly 6.42% Monthly N/A 08/17/26 MXN 166,177 (659,676) — (659,676)
3-mo. CD_KSDA Quarterly 3.38% Quarterly 09/20/23
(a)
09/20/26 KRW 8,366,003 (36,891) — (36,891)
3-mo. CD_KSDA Quarterly 3.38% Quarterly 09/20/23
(a)
09/20/26 KRW 8,366,003 (38,334) — (38,334)

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
42
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3-mo. CD_KSDA Quarterly 3.39% Quarterly 09/20/23
(a)
09/20/26 KRW 8,364,748 $ (35,984) $ — $ (35,984)
1-day SOFR Annual 3.47% Annual 03/10/25
(a)
03/10/27 USD 23,944 18,908 — 18,908
1-day SOFR Annual 2.67% Annual N/A 05/02/27 USD 46,232 (2,546,602) (26,864) (2,519,738)
1-day SOFR Annual 2.91% Annual N/A 10/06/27 USD 59,204 (3,248,007) — (3,248,007)
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 209,758 (1,857,017) — (1,857,017)
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 15,705 (207,042) — (207,042)
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 29,481 7,281,110 — 7,281,110
1-day SOFR Annual 2.65% Annual N/A 05/02/32 USD 188,456 (14,027,879) 152,996 (14,180,875)
2.58% Annual 1-day SOFR Annual N/A 05/24/32 USD 34,955 2,742,087 (31,150) 2,773,237
2.60% Annual 1-day SOFR Annual N/A 05/26/32 USD 6,042 464,111 — 464,111
1-day SOFR Annual 3.47% Annual N/A 10/04/32 USD 25,548 (401,019) — (401,019)
1-day SOFR Annual 3.42% Annual N/A 10/05/32 USD 12,216 (245,851) — (245,851)
1-day SOFR Annual 3.05% Annual N/A 10/28/32 USD 27,956 (1,438,855) — (1,438,855)
1-day SOFR Annual 2.88% Annual N/A 11/02/32 USD 28,398 (1,871,136) — (1,871,136)
1-day SOFR Annual 2.92% Annual N/A 11/04/32 USD 28,572 (1,785,197) — (1,785,197)
1-day SOFR Annual 2.90% Annual N/A 11/15/32 USD 45,637 (2,918,003) — (2,918,003)
1-day SOFR Annual 3.20% Annual N/A 11/28/32 USD 26,841 (1,027,477) — (1,027,477)
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 18,373 (170,773) — (170,773)
1-day SOFR Annual 3.14% Annual 05/12/28
(a)
05/12/33 USD 33,631 2,159 — 2,159
28-day MXIBTIIE Monthly 8.17% Monthly N/A 06/10/33 MXN 237,164 60,948 — 60,948
3.24% Annual 1-day SOFR Annual 08/09/23
(a)
08/09/33 USD 14,834 353,868 — 353,868
3-mo. JIBAR Quarterly 9.90% Quarterly 09/20/23
(a)
09/20/33 ZAR 69,070 53,828 — 53,828
3-mo. JIBAR Quarterly 9.90% Quarterly 09/20/23
(a)
09/20/33 ZAR 34,535 27,031 — 27,031
3-mo. JIBAR Quarterly 9.92% Quarterly 09/20/23
(a)
09/20/33 ZAR 34,535 29,548 — 29,548
2.61% Annual 1-day SOFR Annual N/A 05/02/42 USD 4,522 531,005 10,387 520,618
2.43% Annual 1-day SOFR Annual N/A 05/02/52 USD 129,868 19,047,893 (278,929) 19,326,822
$ (23,578,372) $ (207,972) $ (23,370,400)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 3,450 $ (58,533) $ — $ (58,533)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Pitney Bowes, Inc. ......... 1.00 % Quarterly Barclays Bank plc 06/20/24 USD 95 $ 4,607 $ 6,203 $ (1,596)
Staples, Inc. ............. 5.00 Quarterly Barclays Bank plc 06/20/24 USD 185 6,803 10,582 (3,779)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 06/20/25 USD 300 44,358 51,896 (7,538)
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 190 28,093 39,255 (11,162)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 237 (2,626) 3,967 (6,593)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 237 (2,625) 3,967 (6,592)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 316 (3,508) 4,963 (8,471)
BorgWarner, Inc. .......... 1.00 Quarterly BNP Paribas SA 12/20/27 USD 390 (6,291) 4,844 (11,135)
Ford Motor Co. ........... 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 USD 500 (46,902) (11,640) (35,262)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
43
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Pitney Bowes, Inc. ......... 1.00 % Quarterly Bank of America NA 12/20/27 USD 160 $ 55,539 $ 38,272 $ 17,267
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 12/20/27 USD 120 41,655 27,932 13,723
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 70 24,299 17,150 7,149
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 100 34,712 25,215 9,497
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 120 41,654 27,947 13,707
Xerox Corp. ............. 1.00 Quarterly Citibank NA 12/20/27 USD 120 10,994 12,537 (1,543)
Xerox Corp. ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 190 17,407 19,921 (2,514)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,100 (1,763) 109,991 (111,754)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 1,840 (1,046) 63,101 (64,147)
Ford Motor Co. ........... 5.00 Quarterly Morgan Stanley & Co. International plc 06/20/28 USD 175 (16,622) (8,613) (8,009)
MetLife, Inc. ............. 1.00 Quarterly BNP Paribas SA 06/20/28 USD 290 850 2,166 (1,316)
Paramount Global ......... 1.00 Quarterly Barclays Bank plc 06/20/28 USD 105 5,980 4,419 1,561
Paramount Global ......... 1.00 Quarterly Barclays Bank plc 06/20/28 USD 98 5,562 4,110 1,452
Paramount Global ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 485 27,651 21,406 6,245
Simon Property Group LP .... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 1,005 (2,382) 22,996 (25,378)
Southwest Airlines Co. ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 1,005 (3,972) 15,051 (19,023)
$ – $ – $ –
$ 262,427 $ 517,638 $ (255,211)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Vistra Operations Co. LLC 5.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 527 $ 36,553 $ 23,076 $ 13,477
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 13.25% At Termination Citibank NA 01/02/24 BRL 37,006 $ 7,973 $ — $ 7,973
1-day
BZDIOVER At Termination 12.44% At Termination Barclays Bank plc 07/01/24 BRL 6,739 6,807 — 6,807
1-day
BZDIOVER At Termination 12.48% At Termination Barclays Bank plc 07/01/24 BRL 20,339 19,374 — 19,374
1-day
BZDIOVER At Termination 13.15% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 107,414 742,844 — 742,844
1-day
BZDIOVER At Termination 13.18% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 107,360 754,859 — 754,859
1-day
BZDIOVER At Termination 13.22% At Termination Citibank NA 01/02/25 BRL 56,478 405,791 — 405,791
1-day
BZDIOVER At Termination 9.39% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 82,238 (1,155,994) — (1,155,994)
1-day
BZDIOVER At Termination 9.42% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 89,716 (1,240,587) — (1,240,587)
1-day
BZDIOVER At Termination 11.27% At Termination BNP Paribas SA 01/02/26 BRL 8,974 48,240 — 48,240

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
44
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 11.56% At Termination Barclays Bank plc 01/02/26 BRL 6,739 $ 45,279 $ — $ 45,279
1-day
BZDIOVER At Termination 11.76% At Termination Citibank NA 01/02/26 BRL 5,191 40,216 — 40,216
1-day
BZDIOVER At Termination 11.78% At Termination JPMorgan Chase Bank NA 01/02/26 BRL 5,420 42,439 — 42,439
1-day
BZDIOVER At Termination 11.82% At Termination Barclays Bank plc 01/02/26 BRL 8,904 71,952 — 71,952
1-day
BZDIOVER At Termination 11.83% At Termination
Morgan Stanley & Co.
International plc 01/02/26 BRL 9,531 77,545 — 77,545
1-day
BZDIOVER At Termination 8.65% At Termination
Goldman Sachs
International 01/04/27 BRL 3,043 (65,015) — (65,015)
1-day
BZDIOVER At Termination 10.53% At Termination Citibank NA 01/02/29 BRL 34,539 88,509 — 88,509
1-day
BZDIOVER At Termination 10.57% At Termination
Goldman Sachs
International 01/02/29 BRL 54,096 161,354 — 161,354
1-day
BZDIOVER At Termination 10.58% At Termination
Morgan Stanley & Co.
International plc 01/02/29 BRL 37,898 118,101 — 118,101
$ 169,687 $ — $ 169,687
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 09/15/23 USD 2,075 $ 6,980 $ — $ 6,980
1-day SOFR minus
0.40% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 09/15/23 USD 67 (1,733) — (1,733)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.35%
At
Termination BNP Paribas SA 09/15/23 USD 156 (50,420) — (50,420)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.35%
At
Termination
JPMorgan Chase Bank
NA 09/15/23 USD 170 (54,811) — (54,811)
SPDR S&P Regional
Banking ETF ..... At Termination
1-day SOFR minus
0.40%
At
Termination BNP Paribas SA 09/15/23 USD 8 17,215 — 17,215
SPDR S&P Regional
Banking ETF ..... At Termination
1-day SOFR minus
0.40%
At
Termination BNP Paribas SA 09/15/23 USD 8 16,964 — 16,964
$ (65,805) $ — $ (65,805)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
45
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Citibank NA
(b)
02/26/24 $ (47,143,576) $ (814,505)
(c)
$ (48,041,166) 1.0%
Monthly
JPMorgan Chase
Bank NA
(d)
08/10/23 (65,427,443) (296,782)
(e)
(65,773,459) 1.4
$ (1,111,287) $ (113,814,625)
(b) (d)
Range: 15-234 basis points 15-700 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(c)
Amount includes $83,085 of net dividends and financing fees.
(e)
Amount includes $49,234 of net dividends and financing fees.
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of period end, termination date February 26, 2024:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Brazil
MercadoLibre, Inc. ........ 10 $ 11,846 (0.0) %
(a)
United States
Dollar General Corp. ....... 28 4,754 (0.0)
(a)
Total Reference Entity — Long ............ 16,600
Reference Entity — Short
Common Stocks
Belgium
D'ieteren Group .......... (2,047) (362,289) 0.7
Brazil
BRF SA ................ (9,879) (18,486) 0.0
(b)
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP ............. (31,294) (370,833) 0.8
(389,319)
Canada
Intact Financial Corp. ....... (5,193) (801,794) 1.7
Power Corp. of Canada ..... (28,651) (771,236) 1.6
Restaurant Brands International,
Inc. ................. (7,736) (599,784) 1.2
(2,172,814)
China
China Overseas Land &
Investment Ltd. ........ (147,500) (322,678) 0.7
China Vanke Co. Ltd., Class H (126,393) (170,265) 0.4
Li Ning Co. Ltd. ........... (30,000) (162,006) 0.3
Prosus NV .............. (1,210) (88,613) 0.2
Xiaomi Corp., Class B ...... (327,800) (450,704) 0.9
XPeng, Inc., Class A ....... (44,900) (298,266) 0.6
Shares Value
% of Basket
Value
China (continued)
Zhuzhou CRRC Times Electric
Co. Ltd., Class H ....... (64,000) $ (239,059) 0.5%
ZTE Corp., Class H ........ (32,400) (130,219) 0.3
(1,861,810)
Denmark
Tryg A/S ............... (12,643) (273,797) 0.6
Finland
Metso OYJ .............. (26,785) (323,207) 0.6
Nordea Bank Abp ......... (34,233) (372,889) 0.8
(696,096)
Germany
Infineon Technologies AG .... (4,066) (167,447) 0.4
Porsche Automobil Holding SE
(Preference) .......... (2,559) (154,230) 0.3
Sartorius AG (Preference) ... (813) (281,671) 0.6
Vonovia SE ............. (62,439) (1,219,411) 2.5
(1,822,759)
Italy
Nexi SpA ............... (35,151) (275,787) 0.6
Telecom Italia SpA ........ (2,461,763) (694,047) 1.4
(969,834)
Japan
ENEOS Holdings, Inc. ...... (131,400) (451,651) 0.9
Fast Retailing Co. Ltd. ...... (500) (128,237) 0.3
Hitachi Ltd. ............. (2,700) (167,877) 0.3
Lasertec Corp. ........... (6,900) (1,042,704) 2.2
MatsukiyoCocokara & Co. ... (22,200) (1,247,000) 2.6
Mitsubishi Estate Co. Ltd. .... (19,300) (229,290) 0.5
Olympus Corp. ........... (23,300) (368,731) 0.8
Open House Group Co. Ltd. .. (5,300) (191,338) 0.4
Recruit Holdings Co. Ltd. .... (44,600) (1,423,424) 3.0
RENOVA, Inc. ........... (800) (9,047) 0.0
(b)
SoftBank Group Corp. ...... (5,100) (240,514) 0.5
Sony Group Corp. ......... (2,200) (198,595) 0.4
SUMCO Corp. ........... (44,400) (629,911) 1.3

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
46
Shares Value
% of Basket
Value
Japan (continued)
TDK Corp. .............. (5,300) $ (206,726) 0.4%
(6,535,045)
Mexico
America Movil SAB de CV ... (1,856,039) (2,014,676) 4.2
Norway
Aker ASA, Class A ......... (1,177) (66,710) 0.1
Aker BP ASA ............ (28,175) (661,025) 1.4
Nordic Semiconductor ASA ... (6,744) (82,274) 0.2
Salmar ASA ............. (7,235) (291,556) 0.6
(1,101,565)
Poland
KGHM Polska Miedz SA ..... (14,040) (388,756) 0.8
LPP SA ................ (63) (217,169) 0.5
(605,925)
South Korea
Hanwha Solutions Corp. ..... (2,118) (68,301) 0.2
Kakao Corp. ............. (20,928) (786,054) 1.6
(854,355)
Sweden
EQT AB ................ (12,539) (241,398) 0.5
Fastighets AB Balder, Class B . (77,063) (282,172) 0.6
Sagax AB, Class B ........ (3,741) (73,979) 0.1
Sandvik AB ............. (9,876) (192,821) 0.4
Trelleborg AB, Class B ...... (11,193) (271,646) 0.6
(1,062,016)
Switzerland
SIG Group AG ........... (52,572) (1,452,392) 3.0
Straumann Holding AG
(Registered) ........... (3,048) (495,623) 1.1
(1,948,015)
United Kingdom
Rentokil Initial plc ......... (48,430) (378,660) 0.8
United States
Airbnb, Inc., Class A ....... (1,768) (226,587) 0.5
Apollo Global Management, Inc. (6,987) (536,672) 1.1
Arch Capital Group Ltd. ..... (3,261) (244,086) 0.5
Blackstone, Inc. .......... (12,354) (1,148,551) 2.4
Broadridge Financial Solutions,
Inc. ................. (1,672) (276,933) 0.6
Celanese Corp. .......... (3,540) (409,932) 0.9
Charles River Laboratories
International, Inc. ....... (1,809) (380,342) 0.8
Church & Dwight Co., Inc. ... (6,063) (607,695) 1.3
Constellation Energy Corp. ... (27,038) (2,475,329) 5.1
CoStar Group, Inc. ........ (10,930) (972,770) 2.0
DaVita, Inc. ............. (2,105) (211,489) 0.4
Discover Financial Services .. (2,278) (266,184) 0.6
Dollar Tree, Inc. .......... (3,464) (497,084) 1.0
Equifax, Inc. ............. (3,857) (907,552) 1.9
HCA Healthcare, Inc. ....... (462) (140,208) 0.3
Illumina, Inc. ............ (3,860) (723,711) 1.5
Iron Mountain, Inc. ........ (4,696) (266,827) 0.6
Kimco Realty Corp. ........ (15,424) (304,161) 0.6
KKR & Co., Inc. .......... (15,710) (879,760) 1.8
Lamb Weston Holdings, Inc. .. (12,731) (1,463,429) 3.0
Marvell Technology, Inc. ..... (13,597) (812,829) 1.7
Newell Brands, Inc. ........ (83,905) (729,974) 1.5
Norwegian Cruise Line Holdings
Ltd. ................ (42,907) (934,085) 1.9
Occidental Petroleum Corp. .. (2,181) (128,243) 0.3
Shares Value
% of Basket
Value
United States (continued)
ONEOK, Inc. ............ (4,371) $ (269,778) 0.6%
Oracle Corp. ............ (8,243) (981,659) 2.0
Paramount Global, Class B ... (99,453) (1,582,297) 3.3
Quanta Services, Inc. ...... (6,556) (1,287,926) 2.7
Raymond James Financial, Inc. (2,314) (240,124) 0.5
Realty Income Corp. ....... (5,759) (344,331) 0.7
Republic Services, Inc. ..... (9,136) (1,399,361) 2.9
Southwest Airlines Co. ...... (3,545) (128,364) 0.3
Take-Two Interactive Software,
Inc. ................. (11,502) (1,692,634) 3.5
Teledyne Technologies, Inc. .. (3,292) (1,353,374) 2.8
Welltower, Inc. ........... (2,281) (184,510) 0.4
(25,008,791)
Total Reference Entity — Short ............ (48,057,766)
Net Value of Reference Entity — Citibank NA .. $ (48,041,166)
The following table represents the individual short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date August 10, 2023:
Reference Entity — Short
Common Stocks
Australia
AMP Ltd. ............... (198,885) (150,293) 0.2
Brambles Ltd. ............ (34,124) (328,122) 0.5
Computershare Ltd. ........ (130,563) (2,037,568) 3.1
Evolution Mining Ltd. ....... (29,671) (64,599) 0.1
Fortescue Metals Group Ltd. .. (10,618) (157,558) 0.3
IDP Education Ltd. ........ (14,601) (216,223) 0.3
IGO Ltd. ............... (27,930) (285,075) 0.4
Lendlease Corp. Ltd. ....... (13,793) (71,564) 0.1
Lynas Rare Earths Ltd. ..... (43,413) (199,489) 0.3
Macquarie Group Ltd. ...... (4,453) (529,853) 0.8
Mineral Resources Ltd. ..... (17,879) (856,275) 1.3
Northern Star Resources Ltd. . (21,250) (173,121) 0.3
Pilbara Minerals Ltd. ....... (40,812) (134,135) 0.2
Santos Ltd. ............. (37,894) (189,602) 0.3
Suncorp Group Ltd. ........ (29,625) (266,187) 0.4
Woodside Energy Group Ltd. . (7,607) (175,962) 0.3
(5,835,626)
Belgium
D'ieteren Group .......... (2,066) (365,651) 0.6
Brazil
Banco BTG Pactual SA ..... (35,078) (231,206) 0.3
BRF SA ................ (72,224) (135,151) 0.2
Cia Siderurgica Nacional SA .. (55,932) (142,277) 0.2
Equatorial Energia SA ...... (68,821) (461,484) 0.7
Hapvida Participacoes e
Investimentos S/A ....... (1,914,472) (1,755,259) 2.7
Localiza Rent a Car SA ..... (91,381) (1,307,106) 2.0
MercadoLibre, Inc. ........ (10) (11,846) 0.0
(b)
(4,044,329)
Canada
Great-West Lifeco, Inc. ..... (11,203) (325,329) 0.5
Intact Financial Corp. ....... (9,080) (1,401,942) 2.1
Power Corp. of Canada ..... (31,357) (844,077) 1.3
Restaurant Brands International,
Inc. ................. (6,109) (473,641) 0.7
(3,044,989)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
47
Shares Value
% of Basket
Value
China
China Southern Airlines Co. Ltd.,
Class H .............. (648,000) $ (366,852) 0.6%
Country Garden Holdings Co.
Ltd. ................ (2,427,575) (495,203) 0.8
Flat Glass Group Co. Ltd., Class
H .................. (11,000) (37,716) 0.1
Fuyao Glass Industry Group Co.
Ltd., Class H .......... (33,200) (137,714) 0.2
Li Ning Co. Ltd. ........... (137,500) (742,525) 1.1
PICC Property & Casualty Co.
Ltd., Class H .......... (478,000) (532,233) 0.8
Shandong Gold Mining Co. Ltd.,
Class H .............. (233,250) (428,728) 0.7
Xiaomi Corp., Class B ...... (1,156,600) (1,590,249) 2.4
XPeng, Inc., Class A ....... (12,800) (85,029) 0.1
Zhuzhou CRRC Times Electric
Co. Ltd., Class H ....... (79,400) (296,583) 0.4
(4,712,832)
Finland
Metso OYJ .............. (31,239) (376,953) 0.6
France
Sartorius Stedim Biotech .... (1,383) (345,410) 0.5
Germany
Deutsche Bank AG (Registered) (10,277) (108,040) 0.2
HOCHTIEF AG ........... (2,750) (237,928) 0.3
Sartorius AG (Preference) ... (3,410) (1,181,424) 1.8
Talanx AG .............. (3,359) (192,842) 0.3
(1,720,234)
Hong Kong
Sino Biopharmaceutical Ltd. .. (468,000) (204,481) 0.3
Italy
Telecom Italia SpA ........ (508,481) (143,357) 0.2
Japan
Fujitsu General Ltd. ........ (7,600) (166,002) 0.3
Fujitsu Ltd. .............. (3,000) (388,449) 0.6
Lasertec Corp. ........... (400) (60,447) 0.1
Mitsui Fudosan Co. Ltd. ..... (12,800) (255,122) 0.4
NIDEC Corp. ............ (1,800) (99,190) 0.1
Olympus Corp. ........... (54,500) (862,482) 1.3
Park24 Co. Ltd. .......... (19,700) (267,767) 0.4
Rakuten Group, Inc. ....... (411,000) (1,432,141) 2.2
RENOVA, Inc. ........... (19,800) (223,908) 0.3
SBI Holdings, Inc. ......... (18,800) (362,576) 0.5
SHIFT, Inc. .............. (1,000) (183,309) 0.3
SoftBank Group Corp. ...... (4,500) (212,218) 0.3
Square Enix Holdings Co. Ltd. . (13,100) (609,515) 0.9
SUMCO Corp. ........... (16,700) (236,926) 0.4
Sumitomo Corp. .......... (7,900) (167,598) 0.3
(5,527,650)
Luxembourg
Reinet Investments SCA .... (8,904) (197,252) 0.3
Macau
Sands China Ltd. ......... (61,600) (210,962) 0.3
Netherlands
Aegon NV .............. (19,893) (100,984) 0.2
BE Semiconductor Industries NV (1,507) (163,440) 0.2
Koninklijke Philips NV ...... (12,010) (260,229) 0.4
(524,653)
Shares Value
% of Basket
Value
Norway
Nordic Semiconductor ASA ... (4,196) $ (51,189) 0.1%
Poland
Allegro.eu SA ............ (9,464) (74,573) 0.1
Bank Polska Kasa Opieki SA . (10,068) (274,622) 0.4
InPost SA .............. (64,155) (696,253) 1.1
Polski Koncern Naftowy ORLEN
SA ................. (10,031) (158,988) 0.2
(1,204,436)
Singapore
Sea Ltd., ADR, Class A ..... (21,038) (1,221,046) 1.9
South Korea
Delivery Hero SE ......... (10,882) (480,114) 0.7
Kakao Corp. ............. (7,811) (293,381) 0.5
LG Electronics, Inc. ........ (2,064) (199,771) 0.3
Lotte Energy Materials Corp. .. (5,784) (213,234) 0.3
POSCO Future M Co. Ltd. ... (4,708) (1,270,192) 1.9
SK Innovation Co. Ltd. ...... (2,002) (242,711) 0.4
SK, Inc. ................ (2,037) (231,066) 0.4
SKC Co. Ltd. ............ (268) (19,991) 0.0
(b)
(2,950,460)
Spain
CaixaBank SA ........... (99,037) (410,242) 0.6
Sweden
Securitas AB, Class B ...... (20,271) (166,501) 0.3
Switzerland
Bachem Holding AG ....... (11,079) (967,370) 1.5
Cie Financiere Richemont SA . (1,386) (235,437) 0.3
Tecan Group AG (Registered) . (1,811) (695,920) 1.0
UBS Group AG (Registered) .. (100,247) (2,031,874) 3.1
Zurich Insurance Group AG .. (516) (245,455) 0.4
(4,176,056)
Taiwan
Powerchip Semiconductor
Manufacturing Corp. ..... (6,000) (5,989) 0.0
(b)
United Kingdom
Centrica plc ............. (253,051) (398,996) 0.6
Ocado Group plc ......... (137,310) (993,634) 1.5
(1,392,630)
United States
Air Transport Services Group,
Inc. ................. (5,985) (112,937) 0.2
Airbnb, Inc., Class A ....... (1,229) (157,509) 0.2
Align Technology, Inc. ...... (1,438) (508,534) 0.8
Bank of Hawaii Corp. ....... (6,713) (276,777) 0.4
BankUnited, Inc. .......... (13,729) (295,860) 0.5
Banner Corp. ............ (5,013) (218,918) 0.3
Block, Inc., Class A ........ (1,791) (119,227) 0.2
Boeing Co. (The) ......... (722) (152,458) 0.2
Boston Properties, Inc. ...... (27,143) (1,563,165) 2.4
Brandywine Realty Trust .... (1,273) (5,919) 0.0
(b)
Broadridge Financial Solutions,
Inc. ................. (5,529) (915,768) 1.4
Cadence Bank ........... (12,423) (243,988) 0.4
Capital One Financial Corp. .. (1,149) (125,666) 0.2
Charles River Laboratories
International, Inc. ....... (7,732) (1,625,653) 2.5
Charles Schwab Corp. (The) .. (9,586) (543,334) 0.8
Church & Dwight Co., Inc. ... (12,827) (1,285,650) 2.0
Columbia Banking System, Inc. (12,013) (243,624) 0.4

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
48
Shares Value
% of Basket
Value
United States (continued)
Community Bank System, Inc. . (4,840) $ (226,899) 0.3%
CoStar Group, Inc. ........ (3,261) (290,229) 0.4
Crown Castle, Inc. ......... (1,367) (155,756) 0.2
Cullen/Frost Bankers, Inc. ... (2,706) (290,976) 0.4
CVB Financial Corp. ....... (17,334) (230,196) 0.4
Darden Restaurants, Inc. .... (1,517) (253,460) 0.4
Devon Energy Corp. ....... (4,696) (227,005) 0.3
DISH Network Corp., Class A . (38,567) (254,157) 0.4
Dollar General Corp. ....... (28) (4,754) 0.0
(b)
Enphase Energy, Inc. ....... (457) (76,538) 0.1
Equifax, Inc. ............. (2,046) (481,424) 0.7
FB Financial Corp. ........ (8,925) (250,346) 0.4
Fiserv, Inc. .............. (13,411) (1,691,798) 2.6
Frontier Communications Parent,
Inc. ................. (7,768) (144,796) 0.2
General Electric Co. ....... (1,940) (213,109) 0.3
Glacier Bancorp, Inc. ....... (8,122) (253,163) 0.4
Hancock Whitney Corp. ..... (6,699) (257,108) 0.4
Huntington Bancshares, Inc. .. (47,488) (511,921) 0.8
International Business Machines
Corp. ............... (4,747) (635,196) 1.0
Iron Mountain, Inc. ........ (17,223) (978,611) 1.5
James Hardie Industries plc,
CDI ................ (10,798) (288,047) 0.4
KKR & Co., Inc. .......... (8,651) (484,456) 0.7
Lamb Weston Holdings, Inc. .. (5,061) (581,762) 0.9
Martin Marietta Materials, Inc. . (467) (215,609) 0.3
Netflix, Inc. .............. (248) (109,242) 0.2
Newell Brands, Inc. ........ (21,588) (187,816) 0.3
OceanFirst Financial Corp. ... (8,566) (133,801) 0.2
ON Semiconductor Corp. .... (1,999) (189,065) 0.3
Shares Value
% of Basket
Value
United States (continued)
Oracle Corp. ............ (638) $ (75,979) 0.1%
Pacific Premier Bancorp, Inc. . (12,715) (262,946) 0.4
PayPal Holdings, Inc. ...... (2,554) (170,428) 0.3
Prosperity Bancshares, Inc. .. (3,788) (213,946) 0.3
QUALCOMM, Inc. ......... (1,202) (143,086) 0.2
Raymond James Financial, Inc. (5,522) (573,018) 0.9
Republic Services, Inc. ..... (3,077) (471,304) 0.7
ResMed, Inc. ............ (1,951) (426,293) 0.6
Revvity, Inc. ............. (5,768) (685,181) 1.0
Sabre Corp. ............. (7,878) (25,131) 0.0
(b)
ServisFirst Bancshares, Inc. .. (5,097) (208,569) 0.3
Simon Property Group, Inc. .. (1,713) (197,817) 0.3
SouthState Corp. ......... (3,647) (239,973) 0.4
STERIS plc ............. (5,989) (1,347,405) 2.1
Synovus Financial Corp. .... (2,412) (72,963) 0.1
Targa Resources Corp. ..... (6,646) (505,761) 0.8
T-Mobile US, Inc. ......... (7,669) (1,065,224) 1.6
Truist Financial Corp. ....... (16,365) (496,678) 0.8
UMB Financial Corp. ....... (4,081) (248,533) 0.4
Valley National Bancorp ..... (33,141) (256,843) 0.4
Washington Federal, Inc. .... (8,916) (236,452) 0.4
Western Alliance Bancorp .... (18,836) (686,949) 1.0
Xerox Holdings Corp. ....... (3,714) (55,301) 0.1
Zions Bancorp NA ......... (3,111) (83,561) 0.1
(26,761,568)
Preferred Securities
Brazil
Alpargatas SA (Preference) .. (92,141) (178,963) 0.3
Total Reference Entity — Short ............ (65,773,459)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ (65,773,459)
(a)
Amount is greater than (0.1)%.
(b)
Rounds to less than 0.1%.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1-day EFFR ......................................... Effective Federal Funds Rate 5.08
1-day ESTR ......................................... Euro Short-Term Rate 3.40
1-day SOFR ......................................... Secured Overnight Financing Rate 5.07
1-day SONIA ......................................... Sterling Overnight Index Average 4.93
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11.50
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3.75
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8.50
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3.90

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
49
Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 205,221 $ (2,036,006) $ 66,429,734 $ (88,808,641) $ —
OTC Swaps ..................................................... 560,967 (20,253) 2,756,520 (4,005,659) —
Options Written ................................................... N/A N/A 5,407,394 (7,922,273) (16,289,335)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 1,130,821 $ — $ 14,552,838 $ — $ 15,683,659
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 15,498,841 — — 15,498,841
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — 28,545 15,560,314 320,591 821,148 — 16,730,598
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 1,675,303 — — 64,754,431 — 66,429,734
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 645,045 41,159 — 2,631,283 — 3,317,487
$ — $ 2,348,893 $ 16,732,294 $ 15,819,432 $ 82,759,700 $ — $ 117,660,319
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 3,577,062 $ — $ 2,729,505 $ — $ 6,306,567
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 15,759,306 — — 15,759,306
Options written
(b)
Options written at value ..................... — 940 3,916,122 70,451 12,301,822 — 16,289,335
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 625,277 — — 88,124,831 58,533 88,808,641
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 346,065 1,218,251 — 2,461,596 — 4,025,912
$ — $ 972,282 $ 8,711,435 $ 15,829,757 $ 105,617,754 $ 58,533 $ 131,189,761
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
50
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended June 30, 2023, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (24,371,320) $ — $ (14,089,656) $ — $ (38,460,976)
Forward foreign currency exchange contracts .... — — — (27,376,384) — — (27,376,384)
Options purchased
(a)
..................... — (279,576) (4,258,559) (1,756,451) (3,276,986) — (9,571,572)
Options written ........................ — 50,851 14,495,323 659,614 10,569,550 — 25,775,338
Swaps .............................. — 117,952 (3,887,546) — 3,626,523 50,196 (92,875)
$ — $ (110,773) $ (18,022,102) $ (28,473,221) $ (3,170,569) $ 50,196 $ (49,726,469)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (11,648,272) $ — $ 17,984,901 $ — $ 6,336,629
Forward foreign currency exchange contracts .... — — — 16,806,207 — — 16,806,207
Options purchased
(b)
..................... — (51,237) 5,920,270 (946,896) (11,548,677) 35,934 (6,590,606)
Options written ........................ — 16,818 (1,353,620) 29,888 16,905,048 — 15,598,134
Swaps .............................. — (789,022) (677,373) — (26,287,167) (26,771) (27,780,333)
$ — $ (823,441) $ (7,758,995) $ 15,889,199 $ (2,945,895) $ 9,163 $ 4,370,031
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 746,396,257
Average notional value of contracts — short ................................................................................. $ 1,147,432,137
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 432,908,283
Average amounts sold — in USD ........................................................................................ $ 936,575,309
Options
Average value of option contracts purchased ................................................................................ $ 18,739,988
Average value of option contracts written ................................................................................... $ 7,628,931
Average notional value of swaption contracts purchased ......................................................................... $ 554,081,337
Average notional value of swaption contracts written ........................................................................... $ 2,013,580,570
Credit default swaps
Average notional value — buy protection ................................................................................... $ 51,927,963
Average notional value — sell protection ................................................................................... $ 23,035,625
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 1,256,721,620
Average notional value — receives fixed rate ................................................................................ $ 3,341,780,812
Inflation swaps
Average notional value — receives fixed rate ................................................................................ $ 3,753,083
Total return swaps
Average notional value ............................................................................................... $ 94,659,001
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 2,813,903 $ 5,633,205
Forward foreign currency exchange contracts ................................................................. 15,498,841 15,759,306
Options
(a)(b)
........................................................................................ 16,730,598 16,289,335
Swaps — centrally cleared .............................................................................. — 156,226
Swaps — OTC
(c)
..................................................................................... 3,317,487 4,025,912
Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities ....................................
$ 38,360,829 $ 41,863,984
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(18,236,952) (9,694,308)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 20,123,877 $ 32,169,676

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
51
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Consolidated Statement of Assets and Liabilities.
The following table presents the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 7,007,307 $ (497,233) $ — $ — $ 6,510,074
Barclays Bank plc ................................ 1,341,684 (1,341,684) — — —
BNP Paribas SA ................................. 733,170 (79,944) — — 653,226
Citibank NA .................................... 3,282,735 (3,282,735) — — —
Deutsche Bank AG ............................... 81,427 (81,427) — — —
Goldman Sachs International ........................ 569,472 (569,472) — — —
HSBC Bank plc .................................. 1,193,881 (174,620) — — 1,019,261
JPMorgan Chase Bank NA .......................... 2,924,358 (2,924,358) — — —
Morgan Stanley & Co. International plc .................. 2,432,740 (1,070,007) — — 1,362,733
Nomura International plc ........................... 301,036 — — — 301,036
Societe Generale SA .............................. 56,214 — — — 56,214
State Street Bank and Trust Co. ...................... 61,433 (61,433) — — —
UBS AG ...................................... 138,420 (138,420) — — —
$ 20,123,877 $ (10,221,333) $ — $ — $ 9,902,544
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(d)
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(e)
Bank of America NA .............................. $ 497,233 $ (497,233) $ — $ — $ —
Bank of New York Mellon ........................... 1,365 — — — 1,365
Barclays Bank plc ................................ 1,466,925 (1,341,684) — — 125,241
BNP Paribas SA ................................. 79,944 (79,944) — — —
Citibank NA .................................... 4,283,353 (3,282,735) (1,000,618) — —
Deutsche Bank AG ............................... 101,643 (81,427) — — 20,216
Goldman Sachs International ........................ 5,947,151 (569,472) (4,011,306) — 1,366,373
HSBC Bank plc .................................. 174,620 (174,620) — — —
JPMorgan Chase Bank NA .......................... 7,848,120 (2,924,358) (3,553,113) — 1,370,649
Morgan Stanley & Co. International plc .................. 1,070,007 (1,070,007) — — —
State Street Bank and Trust Co. ...................... 66,109 (61,433) — — 4,676
UBS AG ...................................... 10,633,206 (138,420) — — 10,494,786
$ 32,169,676 $ (10,221,333) $ (8,565,037) $ — $ 13,383,306
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Consolidated
Statement of Assets and Liabilities.

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
52
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 26,839,619 $ — $ 26,839,619
Ireland .............................................. — 1,942,332 — 1,942,332
Jersey, Channel Islands ................................... — 929,440 — 929,440
United States .......................................... — 29,290,886 5,156,022 34,446,908
Common Stocks
Australia ............................................. — 19,192,424 51 19,192,475
Belgium ............................................. — 1,440,828 — 1,440,828
Brazil ............................................... 4,889,260 — — 4,889,260
Canada ............................................. 65,016,223 — — 65,016,223
Cayman Islands ........................................ — — 768,730 768,730
China ............................................... 1,528,551 46,475,234 372,939 48,376,724
Denmark ............................................. — 11,537,516 — 11,537,516
Finland .............................................. — 1,702,205 — 1,702,205
France .............................................. — 141,979,775 — 141,979,775
Germany ............................................ 2,339,451 92,609,668 570,459 95,519,578
Hong Kong ........................................... — 13,550,618 — 13,550,618
India ............................................... — 2,841,543 1,427,001 4,268,544
Indonesia ............................................ — 591,220 — 591,220
Ireland .............................................. — 1,587,481 — 1,587,481
Israel ............................................... 12,298,314 — — 12,298,314
Italy ................................................ — 18,408,668 — 18,408,668
Japan ............................................... — 166,866,237 — 166,866,237
Jordan .............................................. — 191,002 — 191,002
Mexico .............................................. 4,755,845 — — 4,755,845
Netherlands ........................................... 10,479,492 101,235,425 — 111,714,917
Norway .............................................. — 2,783,124 — 2,783,124
Peru ................................................ 365,261 — — 365,261
Saudi Arabia .......................................... — 960,845 — 960,845
Singapore ............................................ — 2,896,785 — 2,896,785
South Africa ........................................... 908,149 806,309 — 1,714,458
South Korea .......................................... — 17,749,133 — 17,749,133
Spain ............................................... — 24,735,274 — 24,735,274
Sweden ............................................. — 9,910,730 — 9,910,730
Switzerland ........................................... 12,826,042 79,978,807 — 92,804,849
Taiwan .............................................. — 21,462,149 — 21,462,149
United Arab Emirates .................................... — — 4 4
United Kingdom ........................................ 6,372,399 99,128,791 — 105,501,190
United States .......................................... 1,567,290,010 12,318,401 21,701,795 1,601,310,206
Corporate Bonds
Australia ............................................. — 387,828 19,338,718 19,726,546
Austria .............................................. — 2,154,164 — 2,154,164
Belgium ............................................. — 2,970,870 — 2,970,870
Brazil ............................................... — 2,395,625 — 2,395,625
Canada ............................................. — 14,940,184 — 14,940,184
Chile ............................................... — 506,411 — 506,411
China ............................................... — 3,094,017 — 3,094,017
Colombia ............................................ — 924,932 — 924,932
Costa Rica ........................................... — 203,503 — 203,503
Dominican Republic ..................................... — 291,604 — 291,604
France .............................................. — 6,541,752 2,148,573 8,690,325
Germany ............................................ — 18,551,916 2,621,537 21,173,453
Guatemala ........................................... — 317,026 — 317,026
Hong Kong ........................................... — 813,398 — 813,398
India ............................................... — 2,202,861 — 2,202,861
Indonesia ............................................ — 1,488,822 — 1,488,822
Ireland .............................................. — 1,063,312 — 1,063,312
Israel ............................................... — 3,718,384 — 3,718,384
Italy ................................................ — 16,719,013 — 16,719,013
Japan ............................................... — 2,078,409 — 2,078,409
Kuwait .............................................. — 733,807 — 733,807
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
53
Level 1 Level 2 Level 3 Total
Luxembourg .......................................... $ — $ 7,410,402 $ — $ 7,410,402
Macau .............................................. — 424,423 — 424,423
Malaysia ............................................. — 947,214 — 947,214
Mexico .............................................. — 1,171,567 — 1,171,567
Morocco ............................................. — 502,736 — 502,736
Netherlands ........................................... — 2,236,692 — 2,236,692
Nigeria .............................................. — 544,511 — 544,511
Peru ................................................ — 359,576 — 359,576
Singapore ............................................ — 718,577 — 718,577
South Africa ........................................... — 2,449,707 — 2,449,707
South Korea .......................................... — 2,015,459 — 2,015,459
Spain ............................................... — 2,744,933 — 2,744,933
Sweden ............................................. — 5,596,328 — 5,596,328
Switzerland ........................................... — 9,636,044 — 9,636,044
Thailand ............................................. — 1,117,580 — 1,117,580
Turkey .............................................. — — 1,658,500 1,658,500
Ukraine ............................................. — 374,291 — 374,291
United Arab Emirates .................................... — 2,896,446 — 2,896,446
United Kingdom ........................................ — 40,023,696 — 40,023,696
United States .......................................... — 237,252,898 15,607,503 252,860,401
Zambia .............................................. — 3,150,512 — 3,150,512
Floating Rate Loan Interests
Belgium ............................................. — 2,173,917 — 2,173,917
Canada ............................................. — 6,696,960 — 6,696,960
France .............................................. — 7,673,309 — 7,673,309
Germany ............................................ — 2,807,937 — 2,807,937
Jersey, Channel Islands ................................... — — 3,817,236 3,817,236
Luxembourg .......................................... — — 8,745,428 8,745,428
Netherlands ........................................... — 12,419,775 5,271,757 17,691,532
Spain ............................................... — — 5,895,896 5,895,896
Sweden ............................................. — 2,223,233 — 2,223,233
United Kingdom ........................................ — 3,303,050 13,230,520 16,533,570
United States .......................................... — 35,173,252 41,833,503 77,006,755
Foreign Agency Obligations ................................. — 5,893,619 — 5,893,619
Foreign Government Obligations .............................. — 291,755,297 — 291,755,297
Investment Companies .................................... 118,874,889 — — 118,874,889
Non-Agency Mortgage-Backed Securities
Bermuda ............................................. — 976,402 — 976,402
Cayman Islands ........................................ — 1,781,010 — 1,781,010
United States .......................................... — 120,550,894 13,102,618 133,653,512
Other Interests .......................................... — — 7,869,275 7,869,275
Preferred Securities
Brazil ............................................... 1,163,487 — 6,358,458 7,521,945
China ............................................... — — 14,440,546 14,440,546
Germany ............................................ — 6,899,916 9,147,869 16,047,785
India ............................................... — — 1,009,360 1,009,360
Israel ............................................... — — 7,233,052 7,233,052
Sweden ............................................. — — 887,364 887,364
United Kingdom ........................................ — — 2,298,590 2,298,590
United States .......................................... 5,762,218 687,965 69,216,887 75,667,070
U.S. Government Sponsored Agency Securities .................... — 238,235,619 — 238,235,619
U.S. Treasury Obligations ................................... — 224,512,710 — 224,512,710
Warrants .............................................. 68,407 3,885 167,799 240,091
Short-Term Securities
Foreign Government Obligations .............................. — 86,576,948 — 86,576,948
Money Market Funds ...................................... 213,580,125 — — 213,580,125
Time Deposits .......................................... — 1,441,238 — 1,441,238
Options Purchased
Credit contracts .......................................... — 28,545 — 28,545
Equity contracts .......................................... 15,140,369 419,945 — 15,560,314
Foreign currency exchange contracts ........................... — 320,591 — 320,591
Interest rate contracts ...................................... — 821,148 — 821,148
Fair Value Hierarchy as of Period End (continued)

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
54
Level 1 Level 2 Level 3 Total
Liabilities
Investments
TBA Sale Commitments .................................... $ — $ (47,786,216) $ — $ (47,786,216)
Investment Sold Short
Common Stocks
France .............................................. — (1,635,434) — (1,635,434)
United States .......................................... (1,756,535) — — (1,756,535)
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (45,364) (45,364)
$ 2,041,901,957 $ 2,359,569,414 $ 281,852,626 $ 4,683,323,997
Investments valued at NAV
(b)
...................................... 7,651,160
$ —
$ 4,690,975,157
$ —
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 1,759,381 $ — $ 1,759,381
Equity contracts ........................................... 818,511 353,469 — 1,171,980
Foreign currency exchange contracts ............................ — 15,498,841 — 15,498,841
Interest rate contracts ....................................... 14,552,838 67,385,714 — 81,938,552
Liabilities
Credit contracts ........................................... — (952,029) — (952,029)
Equity contracts ........................................... (7,391,745) (1,319,690) — (8,711,435)
Foreign currency exchange contracts ............................ — (15,829,757) — (15,829,757)
Interest rate contracts ....................................... (2,729,505) (102,888,249) — (105,617,754)
Other contracts ........................................... — (58,533) — (58,533)
$ 5,250,099 $ (36,050,853) $ — $ (30,800,754)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Options
Purchased
Other
Interests
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2022 $ 342,182 $ 27,738,105 $ 40,413,096 $ 75,979,649 $ 22,117,667 $ 395,967 $ 9,443,851 $ 108,621,752 $ (73,117) $ 146,425 $ 285,125,577
Transfers into Level 3 ............. — 605,211 2,530,394 3,446,028 2,735,663 — — — — — 9,317,296
Transfers out of Level 3 ............ (342,182) — — (5,534,927) (10,438,804) — — — — — (16,315,913)
Other
(a)
....................... 5,094,542 — (5,094,542) — — — — — —
Accrued discounts/premiums ......... — — (456,029) 148,541 19,815 — — — — — (287,673)
Net realized gain (loss) ............ — — 955 (409,584) 825 (480,714) — — — — (888,518)
Net change in unrealized appreciation
(depreciation)
(b)(c)
.............. 61,480 (4,271,253) (3,624,248) 410,457 (690,224) 84,747 (1,574,576) 1,147,378 27,753 21,374 (8,407,112)
Purchases ..................... — 1,425,801 7,721,403 15,907,882 — — — 6,382,482 — — 31,437,568
Sales ........................ — (656,885) (116,198) (11,153,706) (642,324) — — (5,559,486) — — (18,128,599)
Closing balance, as of June 30, 2023 ...
$ 5,156,022 $ 24,840,979 $ 41,374,831 $ 78,794,340 $ 13,102,618 $ —
$ 7,869,275
$ 110,592,126 $ (45,364) $ 167,799 $ 281,852,626
Net change in unrealized appreciation
(depreciation) on investments still held at
June 30, 2023
(c)
...............
$ 61,480 $ (4,718,245) $ (3,624,248) $ 737,868 $ (690,224) $ —
$ (1,574,576)
$ 2,744,946 $ 27,752 $ 21,374 $ (7,013,873)
(a)
Certain Level 3 investments were re-classified between Asset-Backed Securities and Corporate Bonds.
(b)
Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
55
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
See notes to consolidated financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $28,672,679. A significant change in the third-party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset Backed Securities ........................ $ 5,156,022 Income Discount Rate 9% —
Common Stocks ............................. 23,897,523 Market Revenue Multiple 1.70x - 20.00x 4.33x
Volatility 42% - 58% 46%
Time to Exit 1.3 - 1.6 years 1.4 years
Gross Profit Multiple 18.00x —
Corporate Bonds ............................. 37,896,866 Income Discount Rate 8% – 26% 15%
Floating Rate Loan Interests ...................... 67,600,339 Income Discount Rate 4% - 18% 12%
Credit Spread 273 - 504 366
Other Interests .............................. 7,869,275 Income Discount Rate 8%-10% 9%
Preferred Stocks ............................. 110,592,124 Market Revenue Multiple 0.21x – 29.00x 13.38x
EBIDTAR Multiple 7.50x —
Volatility 42% - 80% 59%
Time to Exit 1.3 - 5.0 years 2.6 years
Market Adjustment
Multiple
0.90x —
Gross Profit Multiple 7.50x - 31.50x 23.46x
Income Discount Rate 13% —
Warrants .................................. 167,798 Market Revenue Multiple 29.00x —
Volatility 44% - 60% 64%
Time to Exit 0.7 - 4.3 years 4.0 year
$ 253,179,947

Consolidated Statement of Assets and Liabilities
(unaudited)
June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
56
BlackRock Global
Allocation V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 4,476,553,824
Investments, at value — affiliated
(b)
.......................................................................................... 265,644,882
Cash ............................................................................................................. 398,785
Cash held for investments sold short ......................................................................................... 3,891,205
Cash pledged: –
Futures contracts .................................................................................................... 35,175,000
Centrally cleared swaps ................................................................................................ 26,214,000
Foreign currency, at value
(c)
............................................................................................... 6,733,969
Receivables: –
Investments sold .................................................................................................... 111,531,760
Securities lending income — affiliated ...................................................................................... 16,770
TBA sale commitments ................................................................................................ 48,155,117
Capital shares sold ................................................................................................... 350,194
Dividends — unaffiliated ............................................................................................... 2,482,611
Dividends — affiliated ................................................................................................. 1,053,835
Interest — affiliated ................................................................................................... 542,314
Interest — unaffiliated ................................................................................................. 14,812,592
From custodian ..................................................................................................... 2,092,881
Variation margin on futures contracts ....................................................................................... 2,813,903
Swap premiums paid ................................................................................................... 560,967
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 15,498,841
OTC swaps ........................................................................................................ 2,756,520
Prepaid expenses ..................................................................................................... 54,095
Total assets .........................................................................................................
5,017,334,065
LIABILITIES
Investments sold short, at value
(d)
........................................................................................... 3,391,969
Cash received: –
Collateral — OTC derivatives ............................................................................................ 1,462,000
Options written, at value
(e)
................................................................................................ 16,289,335
TBA sale commitments, at value
(f)
........................................................................................... 47,786,216
Payables: –
Investments purchased ................................................................................................ 359,904,373
Swaps   .......................................................................................................... 1,902,188
Capital shares redeemed ............................................................................................... 1,883,398
Deferred foreign capital gain tax .......................................................................................... 79,500
Distribution fees ..................................................................................................... 796,191
Investment advisory fees .............................................................................................. 2,388,672
Directors' and Officer's fees ............................................................................................. 2,809
Professional fees .................................................................................................... 549,977
Variation margin on futures contracts ....................................................................................... 5,633,205
Variation margin on centrally cleared swaps .................................................................................. 156,226
Other accrued expenses ............................................................................................... 3,383,436
Swap premiums received ................................................................................................ 20,253
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 15,759,306
OTC swaps ........................................................................................................ 4,005,659
Unfunded floating rate loan interests ....................................................................................... 45,364
Total liabilities ........................................................................................................
465,440,077
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 4,551,893,988
See notes to consolidated financial statements.

Consolidated Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2023
57
Consolidated Financial Statements
See notes to consolidated financial statements.
BlackRock Global
Allocation V.I.
Fund
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 4,542,289,633
Accumulated earnings .................................................................................................. 9,604,355
NET ASSETS ........................................................................................................
$ 4,551,893,988
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 4,380,763,598
(b)
  Investments, at cost — affiliated .......................................................................................... $ 306,381,695
(c)
  Foreign currency, at cost ............................................................................................... $ 6,753,313
(d)
  Proceeds received from short sales ....................................................................................... $ 2,791,449
(e)
  Premiums received .................................................................................................. $ 13,774,456
(f)
  Proceeds received from TBA sale commitments ................................................................................ $ 48,155,117

Consolidated Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
58
See notes to consolidated financial statements.
BlackRock Global
Allocation V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 887,051,933
Shares outstanding ..................................................................................................
56,036,751
Net asset value .....................................................................................................
$ 15.83
Shares authorized ...................................................................................................
400 million
Par value .........................................................................................................
$ 0.10
Class II
Net assets .........................................................................................................
$ 200,482,869
Shares outstanding ..................................................................................................
12,758,632
Net asset value .....................................................................................................
$ 15.71
Shares authorized ...................................................................................................
200 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 3,464,359,186
Shares outstanding ..................................................................................................
272,783,442
Net asset value .....................................................................................................
$ 12.70
Shares authorized ...................................................................................................
1.5 billion
Par value .........................................................................................................
$ 0.10

Consolidated Statement of Operations
(unaudited)

Six Months Ended June 30, 2023
59
Consolidated Financial Statements
See notes to consolidated financial statements.
BlackRock Global
Allocation V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 29,918,554
Dividends — affiliated ................................................................................................. 8,265,552
Interest — affiliated .................................................................................................. 542,314
Interest — unaffiliated ................................................................................................. 39,372,171
Securities lending income — affiliated — net ................................................................................. 245,134
Foreign taxes withheld ................................................................................................ (1,752,323)
Foreign withholding tax claims ........................................................................................... 5,378,790
Total investment income .................................................................................................
81,970,192
EXPENSES
Investment advisory .................................................................................................. 14,662,258
Distribution — class specific ............................................................................................ 4,450,563
Transfer agent — class specific .......................................................................................... 3,249,010
Professional ....................................................................................................... 692,505
Custodian ......................................................................................................... 356,090
Accounting services .................................................................................................. 182,396
Directors and Officer ................................................................................................. 19,057
Printing and postage ................................................................................................. 15,464
Miscellaneous ...................................................................................................... 84,377
Total expenses excluding dividend expense ....................................................................................
23,711,720
Dividends expense — unaffiliated ......................................................................................... 29,839
Total expenses .......................................................................................................
23,741,559
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (225,168)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (1,718,245)
Total expenses after fees waived and/or reimbursed ..............................................................................
21,798,146
Net investment income ..................................................................................................
60,172,046
REALIZED AND UNREALIZED GAIN (LOSS) $ 249,892,729
Net realized gain (loss) from: $ –
Investments — unaffiliated
(a)
.......................................................................................... 59,980,520
Investments — affiliated ............................................................................................. (69,197)
Forward foreign currency exchange contracts ............................................................................... (27,376,384)
Foreign currency transactions ......................................................................................... 946,721
Futures contracts .................................................................................................. (38,460,976)
Options written ................................................................................................... 25,775,338
Short sales — unaffiliated ............................................................................................ 134,948
Swaps ......................................................................................................... (92,875)
A
20,838,095
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(b)
.......................................................................................... 219,991,337
Investments — affiliated ............................................................................................. (1,814,944)
Forward foreign currency exchange contracts ............................................................................... 16,806,207
Foreign currency translations .......................................................................................... 31,260
Futures contracts .................................................................................................. 6,336,629
Options written ................................................................................................... 15,598,134
Short sales — unaffiliated ............................................................................................ (141,409)
Swaps ......................................................................................................... (27,780,333)
Unfunded floating rate loan interests ..................................................................................... 27,753
A
229,054,634
Net realized and unrealized gain ...........................................................................................
249,892,729
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 310,064,775
(a)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ............................................................... $ (3,471)
(b)
  Net of reduction in deferred foreign capital gain tax of ........................................................................... $ 117,533

Consolidated Statements of Changes in Net Assets

2023
BlackRock Semi-Annual Report to Shareholders
60
BlackRock Global Allocation V.I. Fund
Six Months Ended
06/30/23 (unaudited)
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 60,172,046  $ 77,557,471
Net realized gain .................................................................................. 20,838,095  138,703,867
Net change in unrealized appreciation (depreciation) .......................................................... 229,054,634  (1,326,078,696)
Net increase (decrease) in net assets resulting from operations ..................................................... 310,064,775  (1,109,817,358)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ —  (11,496,335)
  Class II ....................................................................................... —  (2,662,787)
  Class III ....................................................................................... —  (58,454,632)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (72,613,754)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (251,812,605) (1,862,093,888)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 58,252,170  (3,044,525,000)
Beginning of period .................................................................................. 4,493,641,818  7,538,166,818
End of period ......................................................................................
$ 4,551,893,988  $ 4,493,641,818
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to consolidated financial statements.

Consolidated Financial Highlights
(For a share outstanding throughout each period)
61
Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(h)
Excludes underlying investments in total return swaps.
(i)
Portfolio turnover rate excludes in-kind transactions.
See notes to consolidated financial statements.
BlackRock Global Allocation V.I. Fund
Class I
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ...........
$ 14.77  $ 17.79  $ 19.49  $ 17.11  $ 15.19  $ 17.26
Net investment income
(a)
...................
0.22  0.25  0.25  0.17  0.26  0.26
Net realized and unrealized gain (loss) ..........
0.84  (3.08) 1.05  3.41  2.45  (1.52)
Net increase (decrease) from investment operations .. 1.06  (2.83) 1.30  3.58  2.71  (1.26)
Distributions
(b)
– – – – – –
From net investment income ................
—  —  (0.17) (0.24) (0.22) (0.17)
From net realized gain .....................
—  (0.19) (2.83) (0.96) (0.57) (0.64)
Total distributions ......................... —  (0.19) (3.00) (1.20) (0.79) (0.81)
Net asset value, end of period ................ $ 15.83  $ 14.77  $ 17.79  $ 19.49  $ 17.11  $ 15.19
Total Return
(c)
— — — — — —
Based on net asset value .................... 7.18%
(d)
(15.86)% 6.67% 21.08% 17.92% (7.34)%
Ratios to Average Net Assets
(e)
Total expenses ...........................
0.78%
(f)
0.79% 0.82% 0.84% 0.74% 0.75%
Total expenses after fees waived and/or reimbursed ..
0.76%
(f)
0.73% 0.73% 0.73% 0.73% 0.74%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense, broker
fees, expenses on short sales and professional fees for
foreign withholding taxes ...................
0.73%
(f)
0.72% 0.73% 0.73% 0.73% 0.73%
Net investment income .....................
2.88%
(f)
1.59% 1.23% 0.95% 1.60% 1.53%
Supplemental Data
Net assets, end of period (000) ................ $ 887,052  $ 859,808  $ 1,606,132  $ 1,368,516  $ 1,192,769  $ 2,091,197
Portfolio turnover rate
(g)
...................... 123%
(h)
110%
(i)
133% 161% 198% 144%
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Portfolio turnover rate (excluding MDRs) ...............................
86% 102% 123% 161% 198% 144%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
62
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(h)
Excludes underlying investments in total return swaps.
(i)
Portfolio turnover rate excludes in-kind transactions.
See notes to consolidated financial statements.
BlackRock Global Allocation V.I. Fund
Class II
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ...........
$ 14.67  $ 17.71  $ 19.41  $ 17.05  $ 15.14  $ 17.21
Net investment income
(a)
...................
0.21  0.22  0.22  0.14  0.23  0.23
Net realized and unrealized gain (loss) ..........
0.83  (3.07) 1.05  3.39  2.44  (1.52)
Net increase (decrease) from investment operations .. 1.04  (2.85) 1.27  3.53  2.67  (1.29)
Distributions
(b)
– – – – – –
From net investment income ................
—  —  (0.14) (0.21) (0.19) (0.14)
From net realized gain .....................
—  (0.19) (2.83) (0.96) (0.57) (0.64)
Total distributions ......................... —  (0.19) (2.97) (1.17) (0.76) (0.78)
Net asset value, end of period ................ $ 15.71  $ 14.67  $ 17.71  $ 19.41  $ 17.05  $ 15.14
Total Return
(c)
— — — — — —
Based on net asset value .................... 7.09%
(d)
(16.04)% 6.55% 20.88% 17.76% (7.52)%
Ratios to Average Net Assets
(e)
Total expenses ...........................
1.05%
(f)
1.04% 1.02% 1.02% 1.02% 1.04%
Total expenses after fees waived and/or reimbursed ..
0.92%
(f)
0.90% 0.88% 0.88% 0.88% 0.89%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense, broker
fees, expenses on short sales and professional fees for
foreign withholding taxes ...................
0.89%
(f)
0.89% 0.88% 0.88% 0.88% 0.88%
Net investment income .....................
2.71%
(f)
1.44% 1.07% 0.80% 1.41% 1.34%
Supplemental Data
Net assets, end of period (000) ................ $ 200,483  $ 196,732  $ 255,542  $ 243,361  $ 224,159  $ 213,919
Portfolio turnover rate
(g)
...................... 123%
(h)
110%
(i)
133% 161% 198% 144%
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Portfolio turnover rate (excluding MDRs) ...............................
86% 102% 123% 161% 198% 144%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
63
Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(h)
Excludes underlying investments in total return swaps.
(i)
Portfolio turnover rate excludes in-kind transactions.
See notes to consolidated financial statements.
BlackRock Global Allocation V.I. Fund
Class III
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ...........
$ 11.87  $ 14.38  $ 16.29  $ 14.47  $ 12.95  $ 14.84
Net investment income
(a)
...................
0.16  0.17  0.17  0.10  0.19  0.19
Net realized and unrealized gain (loss) ..........
0.67  (2.49) 0.87  2.88  2.08  (1.31)
Net increase (decrease) from investment operations .. 0.83  (2.32) 1.04  2.98  2.27  (1.12)
Distributions
(b)
– – – – – –
From net investment income ................
—  —  (0.12) (0.20) (0.18) (0.13)
From net realized gain .....................
—  (0.19) (2.83) (0.96) (0.57) (0.64)
Total distributions ......................... —  (0.19) (2.95) (1.16) (0.75) (0.77)
Net asset value, end of period ................ $ 12.70  $ 11.87  $ 14.38  $ 16.29  $ 14.47  $ 12.95
Total Return
(c)
— — — — — —
Based on net asset value .................... 6.99%
(d)
(16.07)% 6.42% 20.79% 17.67% (7.58)%
Ratios to Average Net Assets
(e)
Total expenses ...........................
1.12%
(f)
1.13% 1.12% 1.11% 1.14% 1.14%
Total expenses after fees waived and/or reimbursed ..
1.02%
(f)
1.00% 0.98% 0.98% 0.98% 0.99%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense, broker
fees, expenses on short sales and professional fees for
foreign withholding taxes ...................
0.99%
(f)
0.99% 0.98% 0.98% 0.98% 0.98%
Net investment income .....................
2.61%
(f)
1.33% 0.99% 0.70% 1.32% 1.28%
Supplemental Data
Net assets, end of period (000) ................ $ 3,464,359  $ 3,437,102  $ 5,676,492  $ 6,966,480  $ 6,702,938  $ 6,669,996
Portfolio turnover rate
(g)
...................... 123%
(h)
110%
(i)
133% 161% 198% 144%
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Portfolio turnover rate (excluding MDRs) ...............................
86% 102% 123% 161% 198% 144%

Notes to Consolidated Financial Statements
(unaudited)
2023
BlackRock Semi-Annual Report to Shareholders
64
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The consolidated financial statements presented are for BlackRock
Global Allocation V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
Basis of Consolidation: The accompanying consolidated financial statements of the Fund  include the accounts of BlackRock Cayman Global Allocation V.I. Fund I, Ltd. (the
“Cayman Subsidiary”), which is a wholly-owned subsidiary of the Fund and primarily invests in commodity-related instruments. The Cayman Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund  may invest up to 25% of its total assets in the Cayman
Subsidiary. The net assets of the Cayman Subsidiary as of period end were $69,534,280 , which is 1.5%  of the Fund’s  consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Cayman Subsidiary is subject to the same investment policies and restrictions that apply to  the Fund , except that the Cayman
Subsidiary may invest without limitation in commodity-related instruments.
2. SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2023 , if any, are disclosed in the Consolidated Statement of Assets and
Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Notes to Consolidated Financial Statements
(unaudited) (continued)
65
Notes to Consolidated Financial Statements
Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the  Cayman
Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on overdrafts, subject to certain conditions.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”)
has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee
(the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair

Notes to Consolidated Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
66
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2023, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Consolidated Financial Statements
(unaudited) (continued)
67
Notes to Consolidated Financial Statements
prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.
Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior

Notes to Consolidated Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
68
debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated
Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation
(depreciation) is included in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Forward Commitments, When-Issued and Delayed Delivery Securities : The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
BlackRock Global
Allocation V.I. Fund CML ST Regis Aspen, Term Loan ...................... $ 238,615 $ 239,276 $ 229,793 $ (9,483)
BlackRock Global
Allocation V.I. Fund Sheraton Austin, Term Loan .......................... 720,323 720,323 691,743 (28,580)
BlackRock Global
Allocation V.I. Fund The Vinoy St. Petersburg, Term Loan ................... 153,108 153,108 145,807 (7,301)

Notes to Consolidated Financial Statements
(unaudited) (continued)
69
Notes to Consolidated Financial Statements
securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the
Consolidated Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate the fund to make future cash payments. As of June 30, 2023 , the Fund had outstanding commitments of $7,142,364 . These commitments are not included in the net assets of the Fund as of June 30, 2023 .
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Consolidated Statement of Assets and Liabilities.  Securities segregated as collateral are denoted in the Consolidated Schedule of Investments. A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the Consolidated Statement of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Consolidated Statement of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase.
A gain is, limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Consolidated Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Consolidated Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased

Notes to Consolidated Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
70
with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the
Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and
Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Consolidated Statement of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated
Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of
Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,”
meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Interest rate caps and floors — Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or
“cap.” Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a

Notes to Consolidated Financial Statements
(unaudited) (continued)
71
Notes to Consolidated Financial Statements
specified rate, or “floor.” The maximum potential amount of future payments that the Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.
Foreign currency options – The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated
Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on
OTC Swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated
Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities.
Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated Statement of
Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Notes to Consolidated Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
72
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Consolidated Statement of
Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated
Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the
Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated
Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager provides investment management and other services to the Cayman Subsidiary. The Manager does not receive separate compensation from the Cayman
Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund's net assets, which includes the assets of the Cayman Subsidiary.
The Manager entered into a sub-advisory agreement with BlackRock (Singapore) Limited (“BSL”), (the "Sub-Adviser"), an affiliate of the Manager. The Manager pays BSL for services it provides for that portion of the Fund for which BSL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the
Fund to the Manager.
Average Daily Net Assets
Investment
Advisory Fees
First $6 billion ......................................................................................................... 0.65%
$6 billion - $8 billion ..................................................................................................... 0.61
$8 billion - $10 billion .................................................................................................... 0.59
$10 billion - $15 billion ................................................................................................... 0.57
Greater than $15 billion ................................................................................................... 0.55

Notes to Consolidated Financial Statements
(unaudited) (continued)
73
Notes to Consolidated Financial Statements
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2023, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Consolidated
Statement of Operations . For the six months ended June 30, 2023 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Consolidated Statement of Operations.
For the six months ended June 30, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months  ended June 30, 2023 , the amount waived was $120,234.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended June 30, 2023, the Manager waived $104,934 in investment advisory fees pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager – class specific in the Consolidated Statement of Operations. For the six months ended June 30, 2023, class specific expense reimbursements were as follows:
Share Class Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25
Share Class
Distribution
Fees
Class II ......................................................................................................... $ 148,699
Class III ......................................................................................................... 4,301,864
$ 4,450,563
Class I Class II Class III Total
Transfer agent fees - class specific ....................................................... $ 287,413 $ 187,483 $ 2,774,114 $ 3,249,010
Class I ................................................................................................................
0.07%
Class II ...............................................................................................................
0.07
Class III ...............................................................................................................
0.07
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 30,563
Class II ...................................................................................................... 118,091
Class III ...................................................................................................... 1,569,591
$ 1,718,245

Notes to Consolidated Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
74
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2023, there were no investment advisory fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Consolidated Statement of Operations. For the six
months ended June 30, 2023, the Fund paid BIM $52,643 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2023, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Consolidated Statement of Operations.
7. PURCHASES AND SALES
For the six months ended June 30, 2023, purchases and sales of investments including paydowns, mortgage dollar rolls, and excluding short-term securities, were as follows:
For the six months ended June 30, 2023, purchases and sales related to mortgage dollar rolls were $1,573,888,589 and $1,573,171,977, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Class I Class II Class III
Expense Limitations ................................................................. 1.25% 1.40% 1.50%
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
BlackRock Global Allocation V.I. Fund ........................................ $ 83,196,935 $ 102,433,788 $ 5,273,010,927 $ 5,142,172,058

Notes to Consolidated Financial Statements
(unaudited) (continued)
75
Notes to Consolidated Financial Statements
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements.
As of December 31, 2022, the Fund had qualified late-year losses of $28,117,137.
As of June 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed
Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2023, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Global Allocation V.I. Fund ................................... $ 4,737,429,999 $ 413,510,767 $ (425,999,977) $ (12,489,210)

Notes to Consolidated Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
76
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Consolidated Schedule of
Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD
LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December
31, 2021. The SOFR has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the
LIBOR transition process on the Fund is uncertain.

Notes to Consolidated Financial Statements
(unaudited) (continued)
77
Notes to Consolidated Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. Foreign Withholdings Tax Claims
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.
Assuming there are sufficient foreign taxes paid which the Fund is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years' withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.
Six Months Ended
06/30/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Global Allocation V.I. Fund
Class I
Shares sold .............................................
669,829 $ 10,286,482 3,117,733 $ 50,824,476
Shares issued in reinvestment of distributions ........................
— — 757,113 10,947,857
Shares redeemed .........................................
(2,846,553) (43,709,717) (35,940,590) (567,817,357)
(2,176,724) $ (33,423,235) (32,065,744) $ (506,045,024)
Class II
Shares sold .............................................
178,456 $ 2,714,746 553,705 $ 8,746,129
Shares issued in reinvestment of distributions ........................
— — 185,173 2,662,787
Shares redeemed .........................................
(827,011) (12,658,858) (1,764,299) (27,506,975)
(648,555) $ (9,944,112) (1,025,421) $ (16,098,059)
Class III
Shares sold .............................................
3,014,169 $ 37,259,637 7,398,628 $ 94,607,006
Shares issued in reinvestment of distributions ........................
— — 5,026,194 58,454,632
Shares redeemed .........................................
(19,910,729) (245,704,895) (117,589,687) (1,493,012,443)
(16,896,560) $ (208,445,258) (105,164,865) $ (1,339,950,805)
(19,721,839) $ (251,812,605) (138,256,030) $ (1,862,093,888)

Glossary of Terms Used in this Report
2023
BlackRock Semi-Annual Report to Shareholders
78
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
CVA Certification Van Aandelon (Dutch Certificate)
DAC Designated Activity Company
EFFR Effective Federal Funds Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GUKG1 UK Government Bond 1 Year Note Generic Bid Yield
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced

June 30, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Government Money Market V.I. Fund

Money Market Overview
For the Six-Month Period Ended June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
2
Market Review
During the period ended June 30, 2023, over the course of four meetings, the Federal Open Market Committee (the “FOMC”, “Committee”, or “the Fed”), increased the range of the Federal Funds target rate from 1.50%-1.75% in June 2022 to 5.00%-5.25% in May 2023. The FOMC left the federal funds target rate unchanged in June 2023, maintaining the current range of 5.00% to 5.25%. The vote was unanimous. This action represented the first meeting since “liftoff” commenced in March 2022 that no action was taken by the Committee on the federal funds target rate. In a statement released in conjunction with the meeting, the Committee again noted it “remains highly attentive to inflation risks” whilst acknowledging that “tighter credit conditions for households and businesses are likely to weigh on economic activity, hiring and inflation.” In line with this, the FOMC added that keeping the target range unchanged would give them the flexibility to adjust rates based on incoming data but modified their guidance for the monetary policy noting that “additional policy firming may be appropriate”.
Economic conditions in the United States began to show signs of moderation in the first two quarters of 2023 and several key barometers indicated that Fed’s rate hikes were starting to effect the economy: the unemployment rate was 3.6% in June 2023 (after hitting a historic low of 3.4% in April) and the consumer price index (“CPI”) started the year at 6.4% but decreased to 4.9% by the end of Q2 2023. The Fed’s updated quarterly projections reflected higher growth and core personal consumption expenditures
(“PCE”) inflation forecasts for 2023 at 1% and 3.9% respectively, along with expectations for unemployment to be lower in 2023 at 4.1% from 4.5% in March. The “dot plots”
moved notably higher with the median terminal rate rising from 5.1% to 5.6% in 2023 along with the projection for the Fed Funds target to be higher at the end of the two-year forecast period.
In June 2023, the FOMC added that keeping the target range unchanged would enable it “to assess additional information and its implications for monetary policy.” The
Committee also modified previous guidance for its rate path, noting that “in determining the extent of additional policy firming that may be appropriate” to reduce inflation to its
2% objective, they will consider various factors including the amount of tightening so far and the lagged effects of monetary policy. The FOMC again noted it would continue reducing its holdings of Treasury securities, agency debt and agency mortgage-backed securities as delineated in its Plans for Reducing the Size of the Federal Reserve’s
Balance Sheet released in conjunction with the May 4, 2022 FOMC meeting.
For the first two quarters of 2023, markets were highly focused on the U.S. debt-ceiling negotiations, stresses in the banking sector and the path of monetary policy. Given insufficient near-term T-bill supply (up until the U.S. debt-ceiling resolution) and uncertainty surrounding the Fed’s hiking path, daily utilization of the Fed’s reverse repurchase agreement (“RRP”) remained high, averaging $2.16 trillion per day. In June 2023, the RRP facility held a balance of over $2.03 trillion. The secured overnight financing rate
(“SOFR”)—a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities— continued to rise as the Fed increased rates. SOFR closed June
2023 at 5.09% and has averaged 4.73% for the first half of the year.
The 3-month London Inter-bank Offered Rate (“LIBOR”), which started the year at 4.78%, trended upward in the first half of 2023, ending June at 5.22%. The 3-month LIBOR-
Overnight Indexed Swap spread (“L-OIS”) – a gauge of stress in the financial system – hit a year-to-date low of -0.05% in March 2023 following news of stressed liquidity in regional banks and averaged 0.18% for the first two quarters of the year. Industry-wide money market mutual funds (“MMFs”) experienced net inflows of approximately
$635 billion during Q1 and Q2 2023. Of this, assets of prime and municipal MMFs experienced $146 billion and $1 billion of inflows, respectively, while government MMFs rose $488 billion.
Portfolio Review
The prevailing investment themes in 2022 included the path of monetary policy by the FOMC and other central banks, the U.S. debt-ceiling, and stresses in the banking sector. Yields across the balance of the Treasury curve rose as the Fed delivered rate hikes in an attempt to quell inflation. Since the beginning of this rate hiking cycle, we have preferred a below-neutral profile across our government funds. We continue to remain selective with respect to adding duration until we see more policy certainty from the central bank.
Approaching quarter-end, the market approached an inflection point. While Chair Powell and other Committee members continue to push a “hawkish” narrative, we believe that market yields toward the back-half of 2023 show that markets are no longer expecting the Fed to cut rates this year. This contrasts expectations of cuts in 2023 that markets held earlier this year.
Outlook
A short-term outlook for inflation above the FOMC’s preferred range and “hawkish” rhetoric from officials suggests increases in the target range for the federal funds rate further into “restrictive territory” are possible through at least the third quarter of 2023. The market has been in a near constant state of repricing since the FOMC first lifted rates off the zero lower bound. Pricing volatility should persist at least until the path of monetary policy becomes more clear.
In 2022, T-bill supply declined by $41 billion, with no material relief anticipated going into 2023, as the United States began nearing the debt ceiling limit. This insufficient supply, coupled with a cohort of investors with elevated levels of cash who lacked access to the Fed’s RRP program, we believe, contributed to a generally strong demand for
T-bills and dealer repurchase agreements. Upon the U.S. debt ceiling resolution, markets are expecting $1.4 trillion of new T-bill supply through year-end, with most issuance skewed towards the front end of the curve.
Eligible funds continued to utilize the Fed RRP throughout the period, as the overnight rate increased from 4.80% at the beginning of the quarter to 5.25% following the May
2023 FOMC rate hike. Compared to investments in treasury and agency obligations, the Fed RRP remained a compelling investment choice, in our opinion.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

Fund Summary
as of June 30, 2023
3
Fund Summary
BlackRock Government Money Market V.I. Fund
Investment Objective
BlackRock Government Money Market V.I. Fund’s (the “Fund”) investment objective is to seek to preserve capital, maintain liquidity and achieve the highest possible current income consistent with the foregoing.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Fund Information
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,022.30 $ 1.50 $ 1,000.00 $ 1,023.31 $ 1.51 0.30%
(a)
Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yield 7-Day Yield
BlackRock Government Money Market V.I. Fund ..... 4.84% 4.84%
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Repurchase Agreements ............................... 54.7%
U.S. Government Sponsored Agency Obligations .............. 35.2
U.S. Treasury Obligations .............................. 6.0
Other Assets Less Liabilities ............................ 4.1

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
June 30, 2023
BlackRock Government Money Market V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Variable Rate
Notes
(a)
(1-day SOFR + 0.04%), 5.10% ,  07/12/23 . USD 260 $ 260,000
(1-day SOFR + 0.03%), 5.09% ,  07/25/23 . 1,270 1,269,997
(1-day SOFR + 0.05%), 5.11% ,  08/22/23 . 1,940 1,940,000
(1-day SOFR + 0.05%), 5.11% ,  09/28/23 . 1,305 1,305,000
(1-day SOFR + 0.05%), 5.11% ,  10/16/23 . 2,170 2,170,000
(1-day SOFR + 0.06%), 5.12% ,  11/22/23 . 2,405 2,405,000
(1-day SOFR + 0.06%), 5.11% ,  01/10/24 . 115 115,000
(1-day SOFR + 0.05%), 5.11% ,  02/20/24 . 8,000 8,000,000
(1-day SOFR + 0.05%), 5.11% ,  05/09/24 . 2,190 2,190,000
(1-day SOFR + 0.10%), 5.16% ,  08/01/24 . 975 975,000
(1-day SOFR + 0.09%), 5.15% ,  08/26/24 . 4,290 4,290,000
(1-day SOFR + 0.17%), 5.23% ,  01/23/25 . 2,125 2,125,000
Federal Farm Credit Discount Notes
(b)
4.82% ,  09/11/23 ................. 1,090 1,079,100
4.93% ,  10/16/23 ................. 310 305,716
5.04% ,  11/13/23 ................. 310 304,594
Federal Home Loan Bank Bonds
3.38% ,  09/01/23 ................. 3,200 3,198,826
5.45% ,  03/08/24 ................. 1,405 1,404,391
5.40% ,  03/27/24 ................. 3,820 3,820,000
Federal Home Loan Bank Discount Notes
(b)
3.85% ,  07/14/23 ................. 705 703,763
4.32% ,  07/25/23 ................. 4,145 4,131,294
4.53% ,  08/04/23 ................. 1,080 1,075,191
4.65% ,  08/16/23 ................. 2,410 2,394,572
4.69% ,  08/23/23 ................. 2,555 2,535,628
4.72% ,  08/29/23 ................. 1,300 1,289,731
4.79% ,  09/01/23 ................. 2,095 2,076,996
4.83% ,  09/15/23 ................. 8,470 8,380,773
5.17% ,  02/02/24 ................. 1,275 1,239,198
5.18% ,  02/09/24 ................. 6,340 6,145,352
Federal Home Loan Bank Variable Rate
Notes
(a)
(1-day SOFR + 0.02%), 5.08% ,  07/13/23 . 9,000 9,000,000
(1-day SOFR + 0.00%), 5.06% ,  08/03/23 . 11,200 11,200,000
(1-day SOFR + 0.00%), 5.06% ,  08/08/23 . 8,600 8,600,000
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
(1-day SOFR + 0.07%), 5.13% ,  08/22/23 . USD 1,750 $ 1,750,000
(1-day SOFR + 0.01%), 5.07% ,  08/25/23 . 6,050 6,050,000
(1-day SOFR + 0.06%), 5.12% ,  09/05/23 . 6,785 6,785,000
(1-day SOFR + 0.02%), 5.08% ,  09/08/23 . 5,300 5,300,000
(1-day SOFR + 0.09%), 5.15% ,  09/08/23 . 2,895 2,895,000
(1-day SOFR + 0.02%), 5.08% ,  09/18/23 . 9,775 9,775,000
(1-day SOFR + 0.02%), 5.08% ,  09/19/23 . 10,900 10,900,000
(1-day SOFR + 0.03%), 5.09% ,  09/19/23 . 7,850 7,850,000
(1-day SOFR + 0.07%), 5.13% ,  09/25/23 . 1,200 1,200,000
(1-day SOFR + 0.04%), 5.10% ,  09/26/23 . 11,700 11,700,000
(1-day SOFR + 0.10%), 5.16% ,  10/06/23 . 1,710 1,710,000
(1-day SOFR + 0.07%), 5.13% ,  11/30/23 . 2,010 2,010,000
(1-day SOFR + 0.08%), 5.14% ,  01/24/24 . 3,310 3,310,000
Total U.S. Government Sponsored Agency Obligations — 35.2%
(Cost: $167,165,122) ............................. 167,165,122
U.S. Treasury Obligations
U.S. Treasury Bills
(b)
4.67%, 08/01/23 ................. 2,785 2,774,379
4.85%, 08/10/23 ................. 13,520 13,443,051
5.08%, 09/14/23 ................. 1,700 1,681,760
5.36%, 06/13/24 ................. 1,590 1,514,226
U.S. Treasury Notes
(a)
(US Treasury 3 Month Bill Money Market
Yield - 0.08%), 5.17%, 04/30/24 ..... 4,730 4,727,862
(US Treasury 3 Month Bill Money Market
Yield + 0.20%), 5.45%, 01/31/25 .... 4,200 4,200,000
Total U.S. Treasury Obligations — 6.0%
(Cost: $28,341,278) .............................. 28,341,278
Total Repurchase Agreements — 54.7%
(Cost: $259,750,000) ............................. 259,750,000
Total Investments — 95.9%
(Cost: $455,256,400 )
(c)
............................ 455,256,400
Other Assets Less Liabilities — 4.1% ................... 19,508,598
Net Assets — 100.0% ..............................
$ 474,764,998
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rates are the current rate or a range of current rates as of period end.
(c)
Cost for U.S. federal income tax purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Government Money Market V.I. Fund
Schedule of Investments
5
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ..... 5.06% 06/30/23 07/03/23 $ 22,000 $ 22,000 $ 22,009,277
U.S. Treasury
Obligation, 0.50%, due
05/31/27 ......... $ 25,946,200 $ 22,440,008
$ – $ –
BNP Paribas SA ...... 5.05 06/30/23 07/03/23 40,000 40,000 40,016,833
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 6.25%, due
08/15/23 to 04/20/53 74,951,981 40,800,003
$ – $ –
JP Morgan Securities LLC 5.05 06/30/23 07/03/23 35,000 35,000 35,014,729
U.S. Treasury
Obligations, 0.00% to
1.50%, due 10/26/23 to
01/31/27 ......... 38,802,600 35,700,070
5.09
(a)
06/30/23 07/10/23 3,500 3,500 3,504,949
U.S. Government
Sponsored Agency
Obligations, 0.80% to
3.00%, due 03/25/44 to
09/20/51 ......... 152,069,699 3,675,001
$ – $ –
$ 38,500 $ 39,375,071
$ – $ –
Mizuho Securities USA
LLC ............. 5.06 06/30/23 07/03/23 39,250 39,250 39,266,551
U.S. Treasury
Obligation, 3.63%, due
05/15/53 ......... 41,571,100 40,035,058
$ – $ –
Morgan Stanley & Co. LLC 5.05 06/30/23 07/03/23 40,000 40,000 40,016,833
U.S. Treasury
Obligations, 0.38% to
2.13%, due 02/29/24 to
01/31/28 ......... 36,257,800 40,800,053
$ – $ –
Societe Generale SA ... 5.05 06/30/23 07/03/23 40,000 40,000 40,016,833
U.S. Treasury
Obligation, 0.00%, due
10/03/23 ......... 41,367,500 40,800,062
$ – $ –
TD Securities USA LLC .. 5.05 06/30/23 07/03/23 40,000 40,000 40,016,833
U.S. Treasury
Obligations, 1.50% to
4.63%, due 08/31/24 to
10/31/25 ......... 42,020,900 40,800,055
$ – $ –
$ 259,750 $ 265,050,310
$ – $ –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Repurchase Agreements ................................... $ — $ 259,750,000 $ — $ 259,750,000
U.S. Government Sponsored Agency Obligations ................... — 167,165,122 — 167,165,122
U.S. Treasury Obligations ................................... — 28,341,278 — 28,341,278
$ — $ 455,256,400 $ — $ 455,256,400

Statement of Assets and Liabilities
(unaudited)
June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
6
BlackRock
Government
Money Market V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 195,506,400
Cash ............................................................................................................. 21,337,031
Repurchase agreements, at value
(b)
......................................................................................... 259,750,000
Receivables: –
Capital shares sold ................................................................................................... 183,544
Interest — unaffiliated ................................................................................................. 887,510
Prepaid expenses ..................................................................................................... 2,041
Other assets ......................................................................................................... 125,529
Total assets .........................................................................................................
477,792,055
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 2,774,379
Capital shares redeemed ............................................................................................... 167
Investment advisory fees .............................................................................................. 105,149
Professional fees .................................................................................................... 6,810
Other accrued expenses ............................................................................................... 140,552
Total liabilities ........................................................................................................
3,027,057
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 474,764,998
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 474,754,288
Accumulated earnings .................................................................................................. 10,710
NET ASSETS ........................................................................................................
$ 474,764,998
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 195,506,400
(b)
  Repurchase agreements, at cost ......................................................................................... $ 259,750,000
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2023
7
Financial Statements
See notes to financial statements.
BlackRock
Government
Money Market V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 474,764,998
Shares outstanding ..................................................................................................
474,753,824
Net asset value .....................................................................................................
$ 1.00
Shares authorized ...................................................................................................
3.3 billion
Par value .........................................................................................................
$ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
8
See notes to financial statements.
BlackRock
Government
Money Market V.I.
Fund
INVESTMENT INCOME
Interest — unaffiliated ................................................................................................. $ 10,356,479
Total investment income .................................................................................................
10,356,479
EXPENSES
Investment advisory .................................................................................................. 1,087,734
Professional ....................................................................................................... 32,356
Transfer agent — class specific .......................................................................................... 27,836
Accounting services .................................................................................................. 20,831
Printing and postage ................................................................................................. 17,649
Custodian ......................................................................................................... 7,051
Directors and Officer ................................................................................................. 4,788
Transfer agent ...................................................................................................... 2,480
Miscellaneous ...................................................................................................... 1,530
Total expenses .......................................................................................................
1,202,255
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (521,778)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (27,836)
Total expenses after fees waived and/or reimbursed ..............................................................................
652,641
Net investment income ..................................................................................................
9,703,838
REALIZED GAIN (LOSS) $ 762
Net realized gain from investments ........................................................................................ 762
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 9,704,600

Statements of Changes in Net Assets
9
Financial Statements
See notes to financial statements.
BlackRock Government Money Market
V.I. Fund
Six Months Ended
06/30/23 (unaudited) Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 9,703,838  $ 6,664,495
Net realized gain .................................................................................. 762  8,517
Net increase in net assets resulting from operations ............................................................. 9,704,600  6,673,012
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ................................................... (9,703,838) (6,664,495)
CAPITAL TRANSACTIONS
Net proceeds from sale of shares ......................................................................... 122,437,916  237,832,814
Reinvestment of distributions ............................................................................ 9,737,641  6,755,884
Cost s of shares redeemed .............................................................................. (86,344,776) (165,071,706)
Net increase in net assets derived from capital transactions ....................................................... 45,830,781  79,516,992
NET ASSETS
Total increase in net assets ............................................................................. 45,831,543  79,525,509
Beginning of period .................................................................................. 428,933,455  349,407,946
End of period ......................................................................................
$ 474,764,998  $ 428,933,455
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
10
BlackRock Government Money Market V.I. Fund
Class I
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ...............
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ........................
0.0221  0.0146  0.0000
(a)
0.0032  0.0196  0.0160
Net realized gain (loss) ........................
(0.0000)
(b)(c)
(0.0008)
(c)
0.0001  0.0002  0.0000
(a)
(0.0001)
Net increase from investment operations .............. 0.0221  0.0138  0.0001  0.0034  0.0196  0.0159
Distributions
(d)
– – – – – –
From net investment income ....................
(0.0221) (0.0138) (0.0001) (0.0034) (0.0196) (0.0159)
From net realized gain .........................
—  (0.0000)
(b)
(0.0000)
(b)
(0.0000)
(b)
(0.0000)
(b)
—
Total distributions ............................. (0.0221) (0.0138) (0.0001) (0.0034) (0.0196) (0.0159)
Net asset value, end of period .................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — — —
Based on net asset value ........................ 2.23%
(f)
1.41% 0.01% 0.34% 1.98% 1.61%
Ratios to Average Net Assets
Total expenses ...............................
0.55%
(g)
0.55% 0.56% 0.65% 0.64% 0.80%
(h)
Total expenses after fees waived and/or reimbursed ......
0.30%
(g)
0.26% 0.08% 0.24% 0.30% 0.30%
(h)
Net investment income .........................
4.46%
(g)
1.46% 0.00%
(i)
0.32% 1.96% 1.60%
Supplemental Data
Net assets, end of period (000) .................... $ 474,765  $ 428,933  $ 349,408  $ 261,398  $ 201,318  $ 199,439
(a)
Amount is less than $0.00005 per share.
(b)
Amount is greater than $(0.00005) per share.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
(h)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.72%
and 0.29%, respectively.
(i)
Amount is less than 0.005%.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
11
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Government
Money Market V.I. Fund (the “Fund”). The Fund is classified as diversified.
The Fund operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Fund seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Repurchase agreements are valued at amortized cost, which approximates market value.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
12
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the six months ended June 30, 2023 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager has voluntarily agreed to waive a portion of its investment advisory fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statement of Operations as fees waived and/or reimbursed by the Manager. The Manager may discontinue the waiver and/or reimbursement at any time. For the six months  ended June 30, 2023 , there were no fees waived and/or reimbursed by the Manager under this agreement.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.500%
$1 billion - $2 billion ..................................................................................................... 0.450
$2 billion - $3 billion ..................................................................................................... 0.400
$3 billion - $4 billion ..................................................................................................... 0.375
$4 billion - $7 billion ..................................................................................................... 0.350
$7 billion - $10 billion .................................................................................................... 0.325
$10 billion - $15 billion ................................................................................................... 0.300
Greater than $15 billion ................................................................................................... 0.290
Class I
Transfer agent fees - class specific ............................................................................................. $ 27,836

Notes to Financial Statements
(unaudited) (continued)
13
Notes to Financial Statements
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”), to 0.30% of average daily net assets.
The Manager has agreed not to reduce or discontinue the contractual expense limitation through June 30, 2024, unless approved by the Board of Directors of the Company, including a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2023, the Manager waived and/or reimbursed investment advisory fees of $521,778 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, this amount waived and/or reimbursed by the Manager is included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the six months ended June 30, 2023, class specific expense waivers and/or reimbursements was as follows:
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
6. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
7.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 27,836

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
14
non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
8. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Government Money Market V.I. Fund
Class I
Shares sold .............................................
122,437,916 $ 122,437,916 237,832,814 $ 237,832,814
Shares issued in reinvestment of distributions ........................
9,737,641 9,737,641 6,755,884 6,755,884
Shares redeemed .........................................
(86,344,776) (86,344,776) (165,071,706) (165,071,706)
45,830,781 $ 45,830,781 79,516,992 $ 79,516,992

Glossary of Terms Used in this Report
15
Glossary of Terms Used in this Report
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
SOFR Secured Overnight Financing Rate

June 30, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock International Index V.I. Fund

Fund Summary
as of June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
2
BlackRock International Index V.I. Fund
Investment Objective
BlackRock International Index V.I. Fund’s (the “Fund”) investment objective is to seek to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East)
(the “MSCI EAFE Index” or the “Underlying Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2023, the Fund’s Class I and Class III Shares returned 12.08% and 11.90%, respectively. The MSCI EAFE Index returned 11.67%
for the same period. The MSCI EAFE Index is a free-float adjusted, market-capitalization weighted index designed to measure equity performance of developed markets, excluding the United States and Canada.
Describe the market environment?
Developed non-U.S. markets, as represented by the MSCI EAFE Index, posted positive gains over the first quarter of 2023 on the back of optimism of cooling inflation pressure and resilient economic data. Energy shock has been mitigated by warm weather and government energy support measures. Headline news about the banking sector dampened market sentiments and attracted investors’ attention later in the quarter. The overall market calmed after the central banks set out reassuring plans.
In Europe, forward-looking indicators raised hopes that the eurozone may continue to avoid recession. The European Central Bank (“ECB”) reiterated its commitment to return inflation to its 2% target. The Bank of England (“BoE”) and ECB both raised interest rates over the quarter to 4.25% and 3.00% respectively.
In Japan, the Bank of Japan (“BOJ”) kept their stance toward loose monetary policy amidst currency strength concerns. Inflation is at the highest level in the last 40 years.
The Japanese market posted positive gains over the first quarter supported by the resurgence of tourism.
In the second quarter of 2023, developed non-U.S. markets posted positive gains supported by resilient corporate earnings data. The information technology sector rallied and boosted broad market performance, with semiconductor companies leading the way.
The ECB raised interest rates to 4% over the quarter, indicating a potential for further rate hikes due to elevated inflation rates. In the United Kingdom, the BoE raised interest rates to 5% in response to increased inflation triggered by wage growth.
The Japanese equity market posted positive return over the second quarter supported by a weaker Yen, improved sentiment towards semiconductor industry, and a strong corporate earnings season.
Describe recent portfolio activity.
During the six-month period, as changes were made to the composition of the MSCI EAFE Index, the Fund purchased and sold securities to maintain its objective of matching the risks and return of the Underlying Index.
Describe portfolio positioning at period end.
The Fund remains positioned to match the risk characteristics of the Underlying Index, irrespective of the market’s future direction.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2023 (continued)
3
Fund Summary
BlackRock International Index V.I. Fund
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)(c)
................................................................. 12.08% 18.75% 4.50% 5.28%
Class III
(b)(c) (d)
............................................................... 11.90 18.27 4.21 5.00
MSCI EAFE Index
(e)
.......................................................... 11.67 18.77 4.39 5.41
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance -
related fees and expenses are not reflected in these returns.
(c)
Under normal circumstances, the Fund invests at least 90% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI EAFE Index. On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the International Equity Index Fund (the
“Predecessor Fund”), a series of State Farm Variable Product Trust, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization; accordingly, the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.
(d)
The returns for Class III Shares prior to February 9, 2021, the commencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.
(e)
An equity index which captures large- and mid-cap representation across certain developed markets countries around the world, excluding the United States and Canada. The index covers approximately 85% of the free float adjusted market capitalization in each country.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,120.80 $ 1.37 $ 1,000.00 $ 1,023.51 $ 1.30 0.26%
Class III .................................. 1,000.00 1,119.00 2.68 1,000.00 1,022.27 2.56 0.51
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
Japan ........................................... 22.2%
United Kingdom ..................................... 11.2
France ........................................... 10.4
Germany ......................................... 8.4
Australia .......................................... 7.6
United States ...................................... 7.2
Switzerland ........................................ 6.1
Netherlands ....................................... 5.5
Denmark ......................................... 3.0
Sweden .......................................... 3.0
Spain ............................................ 2.5
Hong Kong ........................................ 2.3
Italy ............................................. 2.2
Singapore ......................................... 1.6
Finland .......................................... 1.1
Other
(a)
........................................... 4.3
Short-Term Securities ................................. 0.9
Other Assets Less Liabilities ............................ 0.5
(a)
Includes holdings within countries that are 1% or less of net assets. Please refer to
Schedule of Investments for such countries.

Disclosure of Expenses
2023
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
June 30, 2023
BlackRock International Index V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 7.6%
Ampol Ltd. .................. 3,135 $ 62,626
ANZ Group Holdings Ltd. ........ 38,055 602,403
APA Group
(a)
................. 15,282 98,874
Aristocrat Leisure Ltd. ........... 7,630 197,410
ASX Ltd. ................... 2,583 108,700
Aurizon Holdings Ltd. ........... 23,960 62,684
BHP Group Ltd. ............... 64,133 1,927,964
BlueScope Steel Ltd. ........... 6,134 84,421
Brambles Ltd. ................ 17,177 165,167
Cochlear Ltd. ................ 828 126,856
Coles Group Ltd. .............. 16,964 208,299
Commonwealth Bank of Australia ... 21,420 1,434,000
Computershare Ltd. ............ 6,833 106,636
Dexus
(a)
.................... 14,431 75,154
EBOS Group Ltd. .............. 2,050 46,319
Endeavour Group Ltd. .......... 17,790 74,873
Flutter Entertainment plc
(b)
........ 2,227 448,208
Fortescue Metals Group Ltd. ...... 21,176 314,225
Glencore plc ................. 135,052 765,729
Goodman Group .............. 21,570 289,962
GPT Group (The)
(a)
............. 23,998 66,405
IDP Education Ltd. ............. 3,507 51,935
IGO Ltd. .................... 8,667 88,462
Insurance Australia Group Ltd. ..... 31,789 120,890
Lendlease Corp. Ltd.
(a)
.......... 8,407 43,619
Lottery Corp. Ltd. (The) .......... 27,737 95,090
Macquarie Group Ltd. ........... 4,669 555,554
Medibank Pvt Ltd. ............. 35,917 84,368
Mineral Resources Ltd. .......... 2,132 102,107
Mirvac Group
(a)
............... 49,339 74,507
National Australia Bank Ltd. ....... 39,639 697,165
Newcrest Mining Ltd. ........... 11,178 199,398
Northern Star Resources Ltd. ...... 15,205 123,873
Orica Ltd. ................... 5,916 58,608
Origin Energy Ltd. ............. 21,517 120,937
Pilbara Minerals Ltd. ............ 32,264 106,041
Qantas Airways Ltd.
(b)
........... 12,572 52,100
QBE Insurance Group Ltd. ....... 18,704 195,285
Ramsay Health Care Ltd. ........ 2,295 86,224
REA Group Ltd. ............... 701 67,340
Reece Ltd. .................. 2,861 35,641
Rio Tinto Ltd. ................ 4,884 374,015
Rio Tinto plc ................. 14,171 900,563
Santos Ltd. .................. 42,157 210,932
Scentre Group ................ 66,680 117,924
SEEK Ltd. .................. 4,001 58,449
Sonic Healthcare Ltd. ........... 5,750 136,745
South32 Ltd. ................. 59,618 150,094
Stockland
(a)
.................. 29,531 79,388
Suncorp Group Ltd. ............ 15,622 140,367
Telstra Group Ltd. ............. 51,980 149,115
Transurban Group
(a)
............ 38,669 368,182
Treasury Wine Estates Ltd. ....... 8,584 64,373
Vicinity Ltd. .................. 52,795 65,018
Washington H Soul Pattinson & Co. Ltd. 2,711 57,552
Wesfarmers Ltd. .............. 14,469 477,033
Westpac Banking Corp. ......... 44,011 626,656
WiseTech Global Ltd. ........... 2,219 119,023
Woodside Energy Group Ltd. ...... 23,895 552,729
Woolworths Group Ltd. .......... 15,199 402,716
15,276,933
Security
Shares
Shares Value
Austria — 0.2%
Erste Group Bank AG ........... 4,223 $ 148,134
Mondi plc ................... 6,082 92,790
OMV AG ................... 1,883 79,956
Verbund AG ................. 878 70,438
voestalpine AG ............... 1,524 54,767
446,085
Belgium — 0.8%
Ageas SA ................... 2,041 82,741
Anheuser-Busch InBev SA/NV ..... 11,054 626,512
D'ieteren Group ............... 313 55,396
Elia Group SA/NV ............. 423 53,744
Groupe Bruxelles Lambert NV ..... 1,235 101,817
KBC Group NV ............... 3,224 225,038
Sofina SA ................... 198 41,049
Solvay SA ................... 973 108,801
UCB SA .................... 1,583 140,346
Umicore SA ................. 2,657 74,288
Warehouses De Pauw CVA ....... 1,870 51,355
1,561,087
Brazil — 0.0%
Yara International ASA .......... 2,127 75,151
Burkina Faso — 0.0%
Endeavour Mining plc ........... 2,311 55,500
Chile — 0.0%
Antofagasta plc ............... 4,848 90,156
China — 0.6%
BOC Hong Kong Holdings Ltd. ..... 46,500 142,445
Budweiser Brewing Co. APAC Ltd.
(c)(d)
22,100 57,187
ESR Group Ltd.
(c)(d)
............. 25,200 43,401
Prosus NV
(b)
................. 10,142 742,741
SITC International Holdings Co. Ltd. . 17,000 31,130
Wilmar International Ltd.
(e)
........ 22,600 63,669
Xinyi Glass Holdings Ltd. ........ 21,000 32,829
1,113,402
Denmark — 3.0%
AP Moller - Maersk A/S, Class A .... 41 71,492
AP Moller - Maersk A/S, Class B .... 62 109,011
Carlsberg A/S, Class B .......... 1,232 197,282
Chr Hansen Holding A/S ......... 1,315 91,417
Coloplast A/S, Class B .......... 1,524 190,708
Danske Bank A/S
(b)
............ 8,480 206,542
Demant A/S
(b)
................ 1,049 44,401
DSV A/S .................... 2,361 495,908
Genmab A/S
(b)
................ 828 313,777
Novo Nordisk A/S, Class B ....... 21,093 3,407,360
Novozymes A/S, Class B ......... 2,560 119,447
Orsted A/S
(c)(d)
................ 2,416 229,042
Pandora A/S ................. 1,226 109,582
ROCKWOOL A/S, Class B ....... 102 26,378
Tryg A/S .................... 4,545 98,427
Vestas Wind Systems A/S
(b)
....... 12,748 338,935
6,049,709
Finland — 1.1%
Elisa OYJ ................... 1,747 93,262
Fortum OYJ ................. 5,443 72,841
Kesko OYJ, Class B ............ 3,461 65,178
Kone OYJ, Class B ............ 4,203 219,584
Metso OYJ .................. 8,391 101,252
Neste OYJ .................. 5,345 205,800
Nokia OYJ .................. 68,376 286,486
Nordea Bank Abp ............. 41,861 455,979

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock International Index V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Finland (continued)
Orion OYJ, Class B ............ 1,385 $ 57,479
Sampo OYJ, Class A ........... 5,770 259,145
Stora Enso OYJ, Class R ........ 7,327 85,007
UPM-Kymmene OYJ ........... 6,733 200,622
Wartsila OYJ Abp .............. 5,901 66,540
2,169,175
France — 10.4%
Accor SA ................... 1,977 73,567
Adevinta ASA
(b)
............... 3,059 20,102
Aeroports de Paris ............. 395 56,758
Air Liquide SA ................ 6,611 1,185,584
Airbus SE ................... 7,517 1,086,821
Alstom SA .................. 3,965 118,358
Amundi SA
(c)(d)
................ 804 47,499
Arkema SA .................. 729 68,742
AXA SA .................... 23,648 698,830
BioMerieux .................. 551 57,854
BNP Paribas SA .............. 13,964 881,212
Bollore SE .................. 11,639 72,584
Bouygues SA ................ 2,914 97,891
Bureau Veritas SA ............. 3,861 105,927
Capgemini SE ................ 2,059 389,856
Carrefour SA ................. 7,725 146,394
Cie de Saint-Gobain ............ 6,290 382,975
Cie Generale des Etablissements
Michelin SCA .............. 8,620 254,991
Covivio SA .................. 612 28,911
Credit Agricole SA ............. 15,471 183,701
Danone SA .................. 8,087 495,599
Dassault Aviation SA ........... 330 66,116
Dassault Systemes SE .......... 8,402 372,301
Edenred .................... 3,130 209,661
Eiffage SA .................. 1,069 111,613
Engie SA ................... 23,207 386,464
EssilorLuxottica SA ............ 3,698 697,020
Eurazeo SE ................. 537 37,808
Gecina SA .................. 601 64,114
Getlink SE .................. 4,951 84,255
Hermes International ........... 398 865,140
Ipsen SA ................... 501 60,309
Kering SA ................... 950 524,589
Klepierre SA ................. 2,844 70,657
La Francaise des Jeux SAEM
(c)(d)
... 1,366 53,764
Legrand SA ................. 3,319 329,258
L'Oreal SA .................. 3,055 1,425,084
LVMH Moet Hennessy Louis Vuitton SE 3,506 3,305,851
Orange SA .................. 23,677 276,700
Pernod Ricard SA ............. 2,622 579,396
Publicis Groupe SA ............ 2,949 236,676
Remy Cointreau SA ............ 300 48,156
Renault SA .................. 2,327 98,184
Safran SA ................... 4,315 676,202
Sartorius Stedim Biotech ......... 340 84,916
SEB SA .................... 330 34,127
Societe Generale SA ........... 9,393 244,277
Sodexo SA .................. 1,160 127,736
Teleperformance .............. 735 123,299
Thales SA ................... 1,328 198,973
TotalEnergies SE .............. 30,108 1,728,339
Unibail-Rodamco-Westfield
(a)(b)
..... 1,573 82,967
Valeo ...................... 2,440 52,434
Veolia Environnement SA ........ 8,346 264,196
Vinci SA .................... 6,839 794,660
Vivendi SE .................. 8,856 81,302
Wendel SE .................. 293 30,093
Security
Shares
Shares Value
France (continued)
Worldline SA
(b)(c)(d)
............. 3,016 $ 110,446
20,991,239
Germany — 7.9%
adidas AG .................. 2,050 397,963
Allianz SE (Registered) .......... 5,103 1,188,610
BASF SE ................... 11,339 550,885
Bayer AG (Registered) .......... 12,414 687,178
Bayerische Motoren Werke AG .... 4,197 516,261
Bechtle AG .................. 1,038 41,222
Beiersdorf AG ................ 1,247 165,132
Brenntag SE ................. 2,046 159,625
Carl Zeiss Meditec AG .......... 529 57,208
Commerzbank AG ............. 13,381 148,340
Continental AG ............... 1,422 107,433
Covestro AG
(b)(c)(d)
.............. 2,490 129,561
Daimler Truck Holding AG ........ 6,335 228,327
Deutsche Bank AG (Registered) .... 24,813 260,853
Deutsche Boerse AG ........... 2,407 444,367
Deutsche Lufthansa AG (Registered)
(b)
8,000 82,028
Deutsche Post AG (Registered) .... 12,846 627,685
Deutsche Telekom AG (Registered) . 41,111 896,981
E.ON SE ................... 28,677 366,332
Evonik Industries AG ........... 2,692 51,295
Fresenius Medical Care AG & Co.
KGaA ................... 2,588 123,683
Fresenius SE & Co. KGaA ........ 5,288 146,672
GEA Group AG ............... 1,958 81,974
Hannover Rueck SE ............ 747 158,587
Heidelberg Materials AG ......... 1,850 152,141
HelloFresh SE
(b)(e)
............. 2,085 51,568
Henkel AG & Co. KGaA ......... 1,253 88,204
Infineon Technologies AG ........ 16,615 684,243
Knorr-Bremse AG ............. 925 70,710
LEG Immobilien SE
(b)
........... 886 51,121
Mercedes-Benz Group AG ........ 10,844 872,848
Merck KGaA ................. 1,648 272,793
MTU Aero Engines AG .......... 656 170,146
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 1,782 668,985
Nemetschek SE ............... 741 55,321
Puma SE ................... 1,324 79,784
Rational AG ................. 65 47,067
Rheinmetall AG ............... 547 149,852
RWE AG ................... 8,207 357,631
SAP SE .................... 13,305 1,817,561
Scout24 SE
(c)(d)
............... 949 60,134
Siemens AG (Registered) ........ 9,680 1,613,664
Siemens Energy AG
(b)
........... 6,537 115,586
Siemens Healthineers AG
(c)(d)
...... 3,577 202,728
Symrise AG ................. 1,720 180,346
Talanx AG ................... 685 39,326
Telefonica Deutschland Holding AG . 13,365 37,616
Volkswagen AG ............... 401 67,027
Vonovia SE .................. 9,148 178,657
Wacker Chemie AG ............ 234 32,146
Zalando SE
(b)(c)(d)
.............. 2,782 80,231
15,815,638
Hong Kong — 2.3%
AIA Group Ltd. ............... 149,554 1,518,945
CK Asset Holdings Ltd. .......... 25,159 139,803
CK Infrastructure Holdings Ltd. ..... 9,000 47,737
CLP Holdings Ltd. ............. 20,783 161,871
Futu Holdings Ltd., ADR
(b)
........ 632 25,116
Hang Lung Properties Ltd. ........ 27,000 41,782

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock International Index V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hong Kong (continued)
Hang Seng Bank Ltd. ........... 9,574 $ 136,483
Henderson Land Development Co. Ltd. 18,836 56,094
HKT Trust & HKT Ltd.
(a)
.......... 50,100 58,335
Hong Kong & China Gas Co. Ltd. ... 140,220 121,429
Hong Kong Exchanges & Clearing Ltd. 15,007 568,600
Hongkong Land Holdings Ltd. ..... 13,800 53,962
Jardine Matheson Holdings Ltd. .... 2,000 101,420
Link REIT ................... 32,040 178,371
MTR Corp. Ltd. ............... 20,000 92,071
New World Development Co. Ltd. ... 18,361 45,380
Power Assets Holdings Ltd. ....... 18,500 97,115
Prudential plc ................ 34,524 487,596
Sino Land Co. Ltd. ............. 45,311 55,783
Sun Hung Kai Properties Ltd. ...... 18,000 227,423
Swire Pacific Ltd., Class A ........ 6,500 49,937
Swire Properties Ltd. ........... 15,600 38,436
Techtronic Industries Co. Ltd. ...... 17,500 191,373
WH Group Ltd.
(c)(d)
............. 100,500 53,524
Wharf Real Estate Investment Co. Ltd. 21,953 110,146
4,658,732
Ireland — 0.6%
AerCap Holdings NV
(b)
.......... 2,077 131,931
AIB Group plc ................ 13,600 57,237
Bank of Ireland Group plc ........ 13,611 129,950
CRH plc .................... 9,503 524,255
Kerry Group plc, Class A ......... 2,035 198,623
Kingspan Group plc ............ 1,962 130,598
Smurfit Kappa Group plc ......... 3,082 102,862
1,275,456
Israel — 0.6%
Azrieli Group Ltd. .............. 564 31,864
Bank Hapoalim BM ............ 16,068 132,506
Bank Leumi Le-Israel BM ........ 19,532 146,365
Check Point Software Technologies
Ltd.
(b)
.................... 1,252 157,276
Elbit Systems Ltd.
(e)
............ 313 65,515
ICL Group Ltd. ................ 9,360 51,375
Israel Discount Bank Ltd., Class A .. 15,550 77,685
Mizrahi Tefahot Bank Ltd. ........ 1,858 62,131
Nice Ltd.
(b)
.................. 819 168,564
Teva Pharmaceutical Industries Ltd.,
ADR
(b)
................... 14,621 110,096
Tower Semiconductor Ltd.
(b)(e)
...... 1,371 50,644
Wix.com Ltd.
(b)
................ 700 54,768
1,108,789
Italy — 2.2%
Amplifon SpA ................ 1,578 57,881
Assicurazioni Generali SpA ....... 13,017 264,713
Coca-Cola HBC AG ............ 2,617 78,065
Davide Campari-Milano NV ....... 6,845 94,866
DiaSorin SpA ................ 323 33,647
Enel SpA ................... 103,984 701,104
Eni SpA .................... 29,440 423,830
Ferrari NV .................. 1,568 512,654
FinecoBank Banca Fineco SpA .... 7,920 106,608
Infrastrutture Wireless Italiane SpA
(c)(d)
4,226 55,784
Intesa Sanpaolo SpA ........... 203,915 534,614
Mediobanca Banca di Credito
Finanziario SpA ............. 7,311 87,531
Moncler SpA ................. 2,575 178,158
Nexi SpA
(b)(c)(d)
................ 7,615 59,746
Poste Italiane SpA
(c)(d)(e)
.......... 6,946 75,246
Prysmian SpA ................ 3,194 133,585
Security
Shares
Shares Value
Italy (continued)
Recordati Industria Chimica e
Farmaceutica SpA ........... 1,390 $ 66,404
Snam SpA .................. 25,938 135,561
Telecom Italia SpA
(b)
............ 125,782 35,462
Terna - Rete Elettrica Nazionale .... 17,272 147,316
UniCredit SpA ................ 23,560 547,854
4,330,629
Japan — 22.2%
Advantest Corp. ............... 2,400 323,242
Aeon Co. Ltd. ................ 8,100 165,860
AGC, Inc. ................... 2,500 89,940
Aisin Corp. .................. 1,900 58,674
Ajinomoto Co., Inc. ............. 5,700 227,070
ANA Holdings, Inc.
(b)
............ 2,000 47,641
Asahi Group Holdings Ltd. ........ 6,100 236,679
Asahi Intecc Co. Ltd. ........... 2,800 55,126
Asahi Kasei Corp. ............. 15,700 106,306
Astellas Pharma, Inc. ........... 23,200 345,506
Azbil Corp. .................. 1,600 50,640
Bandai Namco Holdings, Inc. ...... 7,500 173,680
BayCurrent Consulting, Inc. ....... 1,700 63,923
Bridgestone Corp. ............. 7,200 295,788
Brother Industries Ltd. .......... 3,000 43,910
Canon, Inc.
(e)
................. 12,700 333,840
Capcom Co. Ltd. .............. 2,200 87,209
Central Japan Railway Co. ....... 1,800 225,525
Chiba Bank Ltd. (The) ........... 6,300 38,204
Chubu Electric Power Co., Inc. ..... 8,100 98,816
Chugai Pharmaceutical Co. Ltd. .... 8,500 242,072
Concordia Financial Group Ltd. .... 14,300 55,911
CyberAgent, Inc. .............. 5,200 38,013
Dai Nippon Printing Co. Ltd. ...... 2,700 76,695
Daifuku Co. Ltd. ............... 3,900 80,324
Dai-ichi Life Holdings, Inc. ........ 12,300 233,945
Daiichi Sankyo Co. Ltd. .......... 23,539 747,935
Daikin Industries Ltd.
(e)
.......... 3,400 696,678
Daito Trust Construction Co. Ltd. ... 800 81,045
Daiwa House Industry Co. Ltd. ..... 7,600 200,807
Daiwa House REIT Investment Corp. 27 51,768
Daiwa Securities Group, Inc. ...... 18,500 95,331
Denso Corp. ................. 5,600 377,732
Dentsu Group, Inc. ............. 2,600 85,507
Disco Corp. .................. 1,200 190,255
East Japan Railway Co. ......... 3,800 210,723
Eisai Co. Ltd. ................ 3,100 210,100
ENEOS Holdings, Inc. .......... 35,850 123,224
FANUC Corp. ................ 12,400 435,310
Fast Retailing Co. Ltd. .......... 2,200 564,245
Fuji Electric Co. Ltd. ............ 1,600 70,440
FUJIFILM Holdings Corp. ........ 4,700 280,041
Fujitsu Ltd. .................. 2,300 297,811
GLP J-REIT ................. 54 53,263
GMO Payment Gateway, Inc. ...... 500 39,220
Hakuhodo DY Holdings, Inc. ...... 3,100 32,723
Hamamatsu Photonics KK ........ 1,700 83,459
Hankyu Hanshin Holdings, Inc. ..... 3,000 99,192
Hikari Tsushin, Inc. ............. 300 43,060
Hirose Electric Co. Ltd. .......... 435 57,913
Hitachi Construction Machinery Co. Ltd. 1,400 39,364
Hitachi Ltd. .................. 12,100 752,336
Honda Motor Co. Ltd. ........... 19,600 593,760
Hoshizaki Corp. ............... 1,400 50,264
Hoya Corp. .................. 4,500 538,498
Hulic Co. Ltd. ................ 4,700 40,272
Ibiden Co. Ltd. ................ 1,300 73,967

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock International Index V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
Idemitsu Kosan Co. Ltd. ......... 2,425 $ 48,658
Iida Group Holdings Co. Ltd. ...... 2,000 33,798
Inpex Corp.
(e)
................ 12,100 132,936
Isuzu Motors Ltd. .............. 7,300 88,558
ITOCHU Corp. ............... 15,000 595,823
Itochu Techno-Solutions Corp. ..... 1,300 32,942
Japan Airlines Co. Ltd. .......... 1,500 32,525
Japan Exchange Group, Inc. ...... 6,300 110,240
Japan Metropolitan Fund Investment
Corp. .................... 88 58,879
Japan Post Bank Co. Ltd. ........ 18,600 145,047
Japan Post Holdings Co. Ltd. ...... 28,100 201,962
Japan Post Insurance Co. Ltd. ..... 2,300 34,567
Japan Real Estate Investment Corp. . 15 57,084
Japan Tobacco, Inc.
(e)
........... 15,000 328,590
JFE Holdings, Inc. ............. 6,500 92,928
JSR Corp. .................. 2,200 63,220
Kajima Corp. ................. 5,200 78,513
Kansai Electric Power Co., Inc. (The) 8,400 105,390
Kao Corp. ................... 5,900 214,110
Kawasaki Kisen Kaisha Ltd. ....... 1,800 44,136
KDDI Corp. .................. 19,000 586,779
Keio Corp. .................. 1,200 37,748
Keisei Electric Railway Co. Ltd. .... 1,600 66,319
Keyence Corp. ............... 2,456 1,166,985
Kikkoman Corp. ............... 1,900 108,506
Kintetsu Group Holdings Co. Ltd. ... 2,100 72,728
Kirin Holdings Co. Ltd.
(e)
......... 10,400 151,868
Kobayashi Pharmaceutical Co. Ltd. .. 600 32,624
Kobe Bussan Co. Ltd. ........... 2,000 51,910
Koei Tecmo Holdings Co. Ltd. ..... 1,560 27,021
Koito Manufacturing Co. Ltd. ...... 2,900 52,627
Komatsu Ltd. ................ 11,600 313,757
Konami Group Corp. ........... 1,200 62,929
Kose Corp. .................. 400 38,452
Kubota Corp. ................ 13,000 190,305
Kurita Water Industries Ltd. ....... 1,300 49,910
Kyocera Corp. ................ 4,100 222,885
Kyowa Kirin Co. Ltd. ............ 3,500 64,873
Lasertec Corp. ............... 1,000 151,117
Lixil Corp. ................... 3,500 44,548
M3, Inc. .................... 5,600 122,106
Makita Corp. ................. 2,700 76,319
Marubeni Corp. ............... 19,700 335,767
MatsukiyoCocokara & Co. ........ 1,400 78,640
Mazda Motor Corp. ............ 7,600 73,448
McDonald's Holdings Co. Japan Ltd. . 1,000 38,879
MEIJI Holdings Co. Ltd. ......... 2,400 53,594
MinebeaMitsumi, Inc. ........... 4,600 87,247
MISUMI Group, Inc. ............ 3,400 68,452
Mitsubishi Chemical Group Corp. ... 15,800 95,031
Mitsubishi Corp. ............... 15,900 768,716
Mitsubishi Electric Corp. ......... 24,300 343,525
Mitsubishi Estate Co. Ltd. ........ 14,200 168,701
Mitsubishi HC Capital, Inc. ........ 10,500 62,343
Mitsubishi Heavy Industries Ltd. .... 4,000 186,821
Mitsubishi UFJ Financial Group, Inc. . 145,460 1,072,196
Mitsui & Co. Ltd. .............. 16,700 632,059
Mitsui Chemicals, Inc. ........... 2,400 70,742
Mitsui Fudosan Co. Ltd. ......... 11,400 227,218
Mitsui OSK Lines Ltd. ........... 4,200 101,048
Mizuho Financial Group, Inc. ...... 30,370 464,220
MonotaRO Co. Ltd. ............ 3,000 38,311
MS&AD Insurance Group Holdings, Inc. 5,600 198,309
Murata Manufacturing Co. Ltd. ..... 7,300 419,319
Security
Shares
Shares Value
Japan (continued)
NEC Corp. .................. 3,200 $ 155,240
Nexon Co. Ltd. ............... 5,100 97,801
NGK Insulators Ltd. ............ 2,900 34,648
Nidec Corp. ................. 5,600 308,590
Nintendo Co. Ltd. .............. 13,300 606,325
Nippon Building Fund, Inc. ........ 19 74,711
Nippon Express Holdings, Inc. ..... 1,000 56,408
Nippon Paint Holdings Co. Ltd. ..... 12,400 102,622
Nippon Prologis REIT, Inc. ........ 27 54,265
Nippon Sanso Holdings Corp. ..... 2,200 47,797
Nippon Shinyaku Co. Ltd. ........ 600 24,548
Nippon Steel Corp. ............. 10,200 213,479
Nippon Telegraph & Telephone Corp. 375,000 443,740
Nippon Yusen KK .............. 6,000 133,252
Nissan Chemical Corp. .......... 1,500 64,679
Nissan Motor Co. Ltd. ........... 28,700 117,789
Nisshin Seifun Group, Inc. ........ 2,600 32,138
Nissin Foods Holdings Co. Ltd. .... 800 66,148
Nitori Holdings Co. Ltd. .......... 1,000 112,294
Nitto Denko Corp. ............. 1,900 141,029
Nomura Holdings, Inc. .......... 37,900 144,494
Nomura Real Estate Holdings, Inc. .. 1,600 38,039
Nomura Real Estate Master Fund, Inc. 52 59,976
Nomura Research Institute Ltd. .... 5,010 138,413
NTT Data Group Corp. .......... 7,700 107,961
Obayashi Corp. ............... 8,600 74,376
Obic Co. Ltd. ................. 900 144,458
Odakyu Electric Railway Co. Ltd. ... 3,500 46,899
Oji Holdings Corp. ............. 9,600 35,895
Olympus Corp. ............... 15,500 245,293
Omron Corp. ................. 2,400 147,364
Ono Pharmaceutical Co. Ltd. ...... 4,700 84,804
Open House Group Co. Ltd. ...... 1,000 36,102
Oracle Corp. Japan ............ 500 37,187
Oriental Land Co. Ltd. .......... 13,900 541,905
ORIX Corp. .................. 15,400 280,837
Osaka Gas Co. Ltd. ............ 5,000 76,639
Otsuka Corp. ................ 1,400 54,532
Otsuka Holdings Co. Ltd. ........ 4,900 179,740
Pan Pacific International Holdings Corp. 4,700 84,176
Panasonic Holdings Corp. ........ 27,600 338,429
Persol Holdings Co. Ltd. ......... 2,400 43,435
Rakuten Group, Inc. ............ 19,900 69,342
Recruit Holdings Co. Ltd. ........ 18,100 577,668
Renesas Electronics Corp.
(b)
...... 16,300 307,619
Resona Holdings, Inc. .......... 27,400 131,191
Ricoh Co. Ltd. ................ 7,200 61,357
Rohm Co. Ltd. ................ 1,100 104,197
SBI Holdings, Inc. ............. 2,945 56,797
SCSK Corp. ................. 2,100 33,048
Secom Co. Ltd. ............... 2,700 182,732
Seiko Epson Corp. ............. 3,700 57,765
Sekisui Chemical Co. Ltd. ........ 5,000 72,236
Sekisui House Ltd. ............. 7,800 157,557
Seven & i Holdings Co. Ltd. ....... 9,640 416,469
SG Holdings Co. Ltd. ........... 3,600 51,351
Sharp Corp.
(b)
................ 2,300 12,897
Shimadzu Corp. ............... 3,100 95,817
Shimano, Inc. ................ 1,000 167,407
Shimizu Corp. ................ 7,300 46,219
Shin-Etsu Chemical Co. Ltd. ...... 23,300 778,638
Shionogi & Co. Ltd. ............ 3,300 139,192
Shiseido Co. Ltd. .............. 5,200 235,715
Shizuoka Financial Group, Inc. ..... 5,700 41,180
SMC Corp. .................. 700 389,033

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock International Index V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
SoftBank Corp.
(e)
.............. 36,600 $ 391,082
SoftBank Group Corp. .......... 13,100 617,791
Sompo Holdings, Inc. ........... 4,100 183,964
Sony Group Corp. ............. 16,000 1,444,323
Square Enix Holdings Co. Ltd. ..... 1,000 46,528
Subaru Corp. ................ 7,800 146,903
SUMCO Corp. ................ 4,200 59,586
Sumitomo Chemical Co. Ltd. ...... 17,900 54,405
Sumitomo Corp. .............. 14,200 301,253
Sumitomo Electric Industries Ltd. ... 9,200 112,720
Sumitomo Metal Mining Co. Ltd. .... 3,100 100,075
Sumitomo Mitsui Financial Group, Inc. 16,600 711,467
Sumitomo Mitsui Trust Holdings, Inc. . 4,100 145,450
Sumitomo Realty & Development Co.
Ltd. ..................... 3,800 94,168
Suntory Beverage & Food Ltd. ..... 1,800 65,253
Suzuki Motor Corp. ............ 4,600 166,809
Sysmex Corp. ................ 2,100 143,844
T&D Holdings, Inc. ............. 6,400 93,861
Taisei Corp. ................. 2,200 76,864
Takeda Pharmaceutical Co. Ltd. .... 20,071 630,682
TDK Corp. .................. 4,800 187,223
Terumo Corp. ................ 8,700 277,092
TIS, Inc. .................... 2,900 72,660
Tobu Railway Co. Ltd. ........... 2,500 67,033
Toho Co. Ltd. ................ 1,500 57,134
Tokio Marine Holdings, Inc. ....... 23,100 532,537
Tokyo Electric Power Co. Holdings,
Inc.
(b)
.................... 19,200 70,422
Tokyo Electron Ltd. ............ 5,700 820,962
Tokyo Gas Co. Ltd. ............ 4,800 104,725
Tokyu Corp. ................. 6,600 79,602
TOPPAN, Inc. ................ 3,300 71,319
Toray Industries, Inc. ........... 16,800 93,667
Toshiba Corp. ................ 5,000 156,897
Tosoh Corp. ................. 3,500 41,398
TOTO Ltd. .................. 1,700 51,402
Toyota Industries Corp. .......... 1,900 136,124
Toyota Motor Corp. ............ 135,100 2,171,339
Toyota Tsusho Corp. ............ 2,800 139,933
Trend Micro, Inc. .............. 1,600 77,450
Unicharm Corp. ............... 5,100 189,643
USS Co. Ltd. ................. 2,900 48,011
Welcia Holdings Co. Ltd. ......... 1,200 24,995
West Japan Railway Co. ......... 2,700 112,299
Yakult Honsha Co. Ltd. .......... 1,600 101,194
Yamaha Corp. ................ 1,900 73,190
Yamaha Motor Co. Ltd. .......... 3,700 106,368
Yamato Holdings Co. Ltd. ........ 3,700 67,066
Yaskawa Electric Corp. .......... 3,200 147,530
Yokogawa Electric Corp. ......... 3,000 55,533
Z Holdings Corp. .............. 33,400 80,497
ZOZO, Inc. .................. 1,400 29,042
44,632,789
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 2,182 52,509
Luxembourg — 0.1%
ArcelorMittal SA ............... 6,255 170,662
Eurofins Scientific SE ........... 1,690 107,396
278,058
Security
Shares
Shares Value
Macau — 0.1%
(b)
Galaxy Entertainment Group Ltd. ... 28,000 $ 178,380
Sands China Ltd. .............. 30,400 104,111
282,491
Netherlands — 5.5%
ABN AMRO Bank NV, CVA
(c)(d)
..... 5,581 86,747
Adyen NV
(b)(c)(d)
............... 281 486,599
Aegon NV ................... 21,788 110,604
Akzo Nobel NV ............... 2,217 181,247
Argenx SE
(b)
................. 697 271,827
ASM International NV ........... 595 252,640
ASML Holding NV ............. 5,130 3,720,935
Euronext NV
(c)(d)
............... 1,072 72,912
EXOR NV ................... 1,319 117,753
Ferrovial SE ................. 6,221 196,659
Heineken Holding NV ........... 1,420 123,571
Heineken NV ................ 3,261 335,350
IMCD NV ................... 713 102,609
ING Groep NV ................ 46,168 622,418
JDE Peet's NV ............... 1,309 38,938
Koninklijke Ahold Delhaize NV ..... 12,396 422,617
Koninklijke KPN NV ............ 41,295 147,422
Koninklijke Philips NV
(b)
.......... 11,607 251,497
NN Group NV ................ 3,213 118,938
OCI NV .................... 1,324 31,801
Randstad NV ................ 1,562 82,379
Shell plc .................... 87,436 2,608,363
Universal Music Group NV ....... 10,522 233,744
Wolters Kluwer NV ............. 3,329 422,695
11,040,265
New Zealand — 0.3%
Auckland International Airport Ltd.
(b)
. 15,598 81,975
Fisher & Paykel Healthcare Corp. Ltd. 7,121 107,226
Mercury NZ Ltd. ............... 8,325 33,274
Meridian Energy Ltd. ........... 17,039 58,675
Spark New Zealand Ltd. ......... 24,652 77,144
Xero Ltd.
(b)
.................. 1,890 151,427
509,721
Norway — 0.6%
Aker BP ASA ................. 3,993 93,681
DNB Bank ASA ............... 11,839 221,398
Equinor ASA ................. 12,065 351,319
Gjensidige Forsikring ASA ........ 2,659 42,597
Kongsberg Gruppen ASA ........ 1,124 51,091
Mowi ASA ................... 5,182 82,218
Norsk Hydro ASA .............. 17,128 102,105
Orkla ASA ................... 9,790 70,394
Salmar ASA ................. 967 38,968
Telenor ASA ................. 8,961 90,860
1,144,631
Portugal — 0.2%
EDP - Energias de Portugal SA .... 34,499 168,620
Galp Energia SGPS SA ......... 6,665 77,886
Jeronimo Martins SGPS SA ....... 3,761 103,610
350,116
Singapore — 1.6%
CapitaLand Ascendas REIT ....... 43,390 87,577
CapitaLand Integrated Commercial
Trust .................... 63,356 89,784
CapitaLand Investment Ltd. ....... 34,092 83,762
City Developments Ltd. .......... 5,431 27,090
DBS Group Holdings Ltd. ........ 22,867 534,008
Genting Singapore Ltd. .......... 80,400 56,061

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock International Index V.I. Fund
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Singapore (continued)
Grab Holdings Ltd., Class A
(b)(e)
.... 24,262 $ 83,219
Jardine Cycle & Carriage Ltd. ..... 1,300 33,522
Keppel Corp. Ltd. .............. 19,002 94,568
Mapletree Logistics Trust ........ 43,932 52,839
Mapletree Pan Asia Commercial Trust 29,200 35,128
Oversea-Chinese Banking Corp. Ltd. 42,535 386,940
Sea Ltd., ADR, Class A
(b)
......... 4,524 262,573
Seatrium Ltd.
(b)
............... 585,453 54,301
Singapore Airlines Ltd. .......... 18,000 95,365
Singapore Exchange Ltd. ........ 9,500 67,651
Singapore Technologies Engineering
Ltd. ..................... 20,781 56,705
Singapore Telecommunications Ltd. . 105,750 195,867
STMicroelectronics NV .......... 8,621 429,959
United Overseas Bank Ltd. ....... 16,059 333,244
UOL Group Ltd. ............... 5,646 26,911
Venture Corp. Ltd. ............. 3,600 39,304
3,126,378
South Africa — 0.2%
Anglo American plc ............ 16,043 456,801
South Korea — 0.0%
Delivery Hero SE
(b)(c)(d)
........... 2,084 91,946
Spain — 2.5%
Acciona SA .................. 310 52,635
ACS Actividades de Construccion y
Servicios SA ............... 2,685 94,415
Aena SME SA
(c)(d)
.............. 947 153,269
Amadeus IT Group SA
(b)
......... 5,665 431,392
Banco Bilbao Vizcaya Argentaria SA . 77,160 592,797
Banco Santander SA ........... 210,338 778,700
CaixaBank SA ................ 53,267 220,649
Cellnex Telecom SA
(c)(d)
.......... 7,168 289,614
Corp. ACCIONA Energias Renovables
SA ..................... 837 28,002
EDP Renovaveis SA ............ 3,686 73,659
Enagas SA .................. 3,015 59,256
Endesa SA .................. 4,163 89,453
Grifols SA, Class A
(b)
........... 3,727 47,813
Iberdrola SA ................. 74,995 979,345
Industria de Diseno Textil SA ...... 13,893 538,879
Naturgy Energy Group SA ........ 1,828 54,493
Redeia Corp. SA .............. 5,101 85,784
Repsol SA .................. 16,713 243,074
Telefonica SA ................ 66,984 271,952
5,085,181
Sweden — 3.0%
Alfa Laval AB ................ 3,904 142,409
Assa Abloy AB, Class B ......... 12,770 306,952
Atlas Copco AB, Class A ......... 34,375 496,268
Atlas Copco AB, Class B ......... 19,432 242,287
Beijer Ref AB, Class B .......... 4,398 56,178
Boliden AB .................. 3,567 103,365
Embracer Group AB
(b)
........... 8,134 20,341
Epiroc AB, Class A ............. 8,622 163,317
Epiroc AB, Class B ............. 5,107 82,659
EQT AB .................... 4,729 91,041
Essity AB, Class B ............. 7,695 204,931
Evolution AB
(c)(d)
............... 2,298 291,211
Fastighets AB Balder, Class B
(b)
.... 7,698 28,187
Getinge AB, Class B ............ 2,861 50,192
H & M Hennes & Mauritz AB, Class B
(e)
8,333 143,305
Hexagon AB, Class B ........... 26,482 325,737
Holmen AB, Class B ............ 1,179 42,374
Security
Shares
Shares Value
Sweden (continued)
Husqvarna AB, Class B .......... 5,551 $ 50,367
Industrivarden AB, Class A ....... 1,637 45,401
Industrivarden AB, Class C ....... 1,883 51,961
Indutrade AB ................. 3,433 77,485
Investment AB Latour, Class B ..... 1,900 37,721
Investor AB, Class A ............ 6,238 124,843
Investor AB, Class B ............ 21,435 428,809
Kinnevik AB, Class B
(b)
.......... 2,905 40,297
L E Lundbergforetagen AB, Class B . 1,010 43,010
Lifco AB, Class B .............. 2,916 63,504
Nibe Industrier AB, Class B ....... 19,050 181,134
Saab AB, Class B ............. 1,010 54,677
Sagax AB, Class B ............. 2,393 47,322
Sandvik AB .................. 13,403 261,683
Securitas AB, Class B ........... 6,541 53,726
Skandinaviska Enskilda Banken AB,
Class A .................. 20,716 229,124
Skanska AB, Class B ........... 4,093 57,427
SKF AB, Class B .............. 4,613 80,384
Svenska Cellulosa AB SCA, Class B . 7,777 99,273
Svenska Handelsbanken AB, Class A 18,412 154,150
Swedbank AB, Class A .......... 10,840 182,937
Swedish Orphan Biovitrum AB
(b)
.... 2,123 41,495
Tele2 AB, Class B ............. 7,161 59,224
Telefonaktiebolaget LM Ericsson, Class
B ...................... 36,722 199,522
Telia Co. AB ................. 33,556 73,617
Volvo AB, Class A ............. 2,528 53,881
Volvo AB, Class B ............. 18,969 392,564
Volvo Car AB, Class B
(b)
......... 7,491 29,805
6,006,097
Switzerland — 6.1%
ABB Ltd. (Registered) ........... 19,989 786,384
Adecco Group AG (Registered) .... 2,047 67,042
Alcon, Inc. .................. 6,308 523,327
Bachem Holding AG ............ 390 34,053
Baloise Holding AG (Registered) ... 599 88,108
Banque Cantonale Vaudoise
(Registered) ............... 383 40,454
Barry Callebaut AG (Registered) .... 49 94,672
BKW AG ................... 269 47,559
Chocoladefabriken Lindt & Spruengli
AG ..................... 15 188,595
Chocoladefabriken Lindt & Spruengli
AG (Registered) ............ 1 124,119
Cie Financiere Richemont SA
(Registered) ............... 6,661 1,131,491
Clariant AG (Registered) ......... 2,648 38,307
DSM-Firmenich AG
(b)
........... 2,201 236,859
Dufry AG (Registered)
(b)
......... 1,260 57,471
EMS-Chemie Holding AG (Registered) 88 66,687
Geberit AG (Registered) ......... 450 235,838
Givaudan SA (Registered) ........ 118 391,399
Helvetia Holding AG (Registered) ... 461 62,481
Julius Baer Group Ltd. .......... 2,750 173,546
Kuehne + Nagel International AG
(Registered) ............... 668 197,880
Logitech International SA (Registered) 2,185 130,412
Lonza Group AG (Registered) ..... 940 561,850
Novartis AG (Registered) ........ 26,089 2,630,278
Partners Group Holding AG ....... 287 270,595
Schindler Holding AG ........... 508 119,282
Schindler Holding AG (Registered) .. 295 66,407
SGS SA (Registered) ........... 2,000 189,202
SIG Group AG ................ 3,869 106,888

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock International Index V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Switzerland (continued)
Sika AG (Registered) ........... 1,874 $ 536,715
Sonova Holding AG (Registered) ... 662 176,646
Straumann Holding AG (Registered) . 1,401 227,811
Swatch Group AG (The) ......... 366 107,016
Swatch Group AG (The) (Registered) 685 37,672
Swiss Life Holding AG (Registered) .. 387 226,661
Swiss Prime Site AG (Registered) ... 947 82,262
Swisscom AG (Registered) ....... 329 205,342
Temenos AG (Registered) ........ 760 60,516
UBS Group AG (Registered) ...... 42,083 852,966
VAT Group AG
(c)(d)
............. 338 140,004
Zurich Insurance Group AG ....... 1,902 904,760
12,219,557
United Kingdom — 11.2%
3i Group plc ................. 12,301 304,904
Abrdn plc ................... 28,351 78,730
Admiral Group plc ............. 2,316 61,336
Ashtead Group plc ............. 5,475 379,587
Associated British Foods plc ...... 4,434 112,282
AstraZeneca plc .............. 19,624 2,813,184
Auto Trader Group plc
(c)(d)
........ 12,141 94,269
Aviva plc ................... 35,286 177,533
BAE Systems plc .............. 39,552 466,367
Barclays plc ................. 198,988 388,741
Barratt Developments plc ........ 12,384 65,087
Berkeley Group Holdings plc ...... 1,414 70,488
BP plc ..................... 226,139 1,316,667
British American Tobacco plc ...... 26,909 894,064
British Land Co. plc (The) ........ 11,235 43,326
BT Group plc ................. 87,345 135,921
Bunzl plc ................... 4,215 160,626
Burberry Group plc ............. 4,960 133,838
Centrica plc ................. 71,254 112,349
CK Hutchison Holdings Ltd. ....... 34,159 208,484
CNH Industrial NV ............. 13,131 189,383
Coca-Cola Europacific Partners plc .. 2,626 169,193
Compass Group plc ............ 22,354 625,982
Croda International plc .......... 1,754 125,384
DCC plc .................... 1,285 71,885
Diageo plc .................. 28,938 1,244,074
Entain plc ................... 7,296 117,975
Halma plc ................... 4,761 137,809
Hargreaves Lansdown plc ........ 4,262 44,181
HSBC Holdings plc ............ 252,892 2,002,359
Imperial Brands plc ............ 11,350 251,226
Informa plc .................. 17,919 165,449
InterContinental Hotels Group plc ... 2,306 159,406
Intertek Group plc ............. 2,023 109,663
J Sainsbury plc ............... 20,732 70,872
JD Sports Fashion plc ........... 32,430 60,242
Johnson Matthey plc ........... 2,312 51,326
Just Eat Takeaway.com NV
(b)(c)(d)
.... 2,264 34,704
Kingfisher plc ................ 26,020 76,687
Land Securities Group plc ........ 9,146 66,874
Legal & General Group plc ....... 73,837 213,780
Lloyds Banking Group plc ........ 848,506 470,368
London Stock Exchange Group plc .. 5,140 547,068
M&G plc .................... 28,223 68,685
National Grid plc .............. 45,846 607,843
NatWest Group plc ............. 71,684 219,102
Next plc .................... 1,599 140,210
Ocado Group plc
(b)
............. 7,304 52,855
Pearson plc ................. 8,279 86,796
Persimmon plc ............... 4,139 53,930
Phoenix Group Holdings plc ...... 9,423 63,756
Security
Shares
Shares Value
United Kingdom (continued)
Reckitt Benckiser Group plc ....... 9,004 $ 676,658
RELX plc ................... 24,256 809,198
Rentokil Initial plc .............. 31,528 246,508
Rolls-Royce Holdings plc
(b)
....... 107,406 206,542
Sage Group plc (The) ........... 13,453 158,031
Schroders plc ................ 8,470 47,124
Segro plc ................... 14,984 136,651
Severn Trent plc .............. 3,146 102,561
Smith & Nephew plc ............ 11,036 178,047
Smiths Group plc .............. 4,753 99,441
Spirax-Sarco Engineering plc ...... 917 120,864
SSE plc .................... 13,403 314,302
St. James's Place plc ........... 6,981 96,544
Standard Chartered plc .......... 31,600 274,923
Taylor Wimpey plc ............. 45,830 59,872
Tesco plc ................... 93,584 295,215
Unilever plc .................. 32,027 1,667,782
United Utilities Group plc ......... 8,430 103,078
Vodafone Group plc ............ 297,360 280,360
Whitbread plc ................ 2,676 115,193
Wise plc, Class A
(b)
............. 7,986 66,752
WPP plc .................... 13,817 144,827
22,517,323
United States — 7.2%
CSL Ltd. .................... 6,182 1,144,775
CyberArk Software Ltd.
(b)
......... 497 77,696
Experian plc ................. 11,689 448,635
GSK plc .................... 51,476 912,287
Haleon plc .................. 64,346 264,106
Holcim AG .................. 6,968 469,694
James Hardie Industries plc, CDI
(b)
.. 5,744 153,227
Monday.com Ltd.
(b)
............. 251 42,976
Nestle SA (Registered) .......... 34,964 4,205,876
QIAGEN NV
(b)
................ 2,837 127,523
Roche Holding AG ............. 9,341 2,862,468
Sanofi ..................... 14,404 1,550,674
Schneider Electric SE ........... 6,839 1,242,487
Stellantis NV ................. 28,387 499,066
Swiss Re AG ................. 3,811 384,007
Tenaris SA .................. 6,279 93,928
14,479,425
Total Common Stocks — 98.1%
(Cost: $173,924,491) ............................. 197,290,969
Preferred Securities
Preferred Stocks — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG
(Preference) ............... 733 83,529
Dr Ing hc F Porsche AG (Preference) 1,439 178,765
Henkel AG & Co. KGaA (Preference) 2,243 179,387
Porsche Automobil Holding SE
(Preference)
(b)
.............. 1,910 115,115
Sartorius AG (Preference) ........ 345 119,528

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock International Index V.I. Fund
12
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Germany (continued)
Volkswagen AG (Preference) ...... 2,581 $ 347,074
1,023,398
Total Preferred Stocks — 0.5%
(Cost: $793,500) ................................ 1,023,398
Total Long-Term Investments — 98.6%
(Cost: $174,717,991) ............................. 198,314,367
Short-Term Securities
Money Market Funds — 0.9%
(f)(g)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.98% ...... 95,995 95,995
SL Liquidity Series, LLC, Money Market
Series, 5.28%
(h)
............. 1,695,607 1,695,776
Total Short-Term Securities — 0.9%
(Cost: $1,791,694) .............................. 1,791,771
Total Investments — 99.5%
(Cost: $176,509,685) ............................. 200,106,138
Other Assets Less Liabilities — 0.5% ................... 1,039,898
Net Assets — 100.0% .............................. $ 201,146,036
(a)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
All or a portion of this security is on loan.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 316,141 $ — $ (220,146)
(a)
$ — $ — $ 95,995 95,995 $ 3,452 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 2,192,448 — (497,454)
(a)
1,149 (367) 1,695,776 1,695,607 9,285
(b)
—
$ 1,149 $ (367) $ 1,791,771 $ 12,737 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock International Index V.I. Fund
Schedule of Investments
13
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
SGX Nikkei 225 Index ....................................................... 5 09/07/23 $ 578 $ 22,647
EURO STOXX 50 Index ..................................................... 21 09/15/23 1,016 19,126
FTSE 100 Index ........................................................... 6 09/15/23 576 (2,283)
SPI 200 Index ............................................................ 2 09/21/23 239 3,094
$ 42,584
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 44,867 $ — $ — $ — $ 44,867
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 2,283 $ — $ — $ — $ 2,283
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2023, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 99,557 $ — $ — $ — $ 99,557
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 81,300 $ — $ — $ — $ 81,300
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,190,116

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock International Index V.I. Fund
14
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 15,276,933 $ — $ 15,276,933
Austria .............................................. — 446,085 — 446,085
Belgium ............................................. — 1,561,087 — 1,561,087
Brazil ............................................... — 75,151 — 75,151
Burkina Faso .......................................... — 55,500 — 55,500
Chile ............................................... — 90,156 — 90,156
China ............................................... — 1,113,402 — 1,113,402
Denmark ............................................. — 6,049,709 — 6,049,709
Finland .............................................. — 2,169,175 — 2,169,175
France .............................................. — 20,991,239 — 20,991,239
Germany ............................................ — 15,815,638 — 15,815,638
Hong Kong ........................................... 25,116 4,633,616 — 4,658,732
Ireland .............................................. 131,931 1,143,525 — 1,275,456
Israel ............................................... 322,140 786,649 — 1,108,789
Italy ................................................ — 4,330,629 — 4,330,629
Japan ............................................... 38,879 44,593,910 — 44,632,789
Jordan .............................................. — 52,509 — 52,509
Luxembourg .......................................... — 278,058 — 278,058
Macau .............................................. — 282,491 — 282,491
Netherlands ........................................... 235,597 10,804,668 — 11,040,265
New Zealand .......................................... — 509,721 — 509,721
Norway .............................................. — 1,144,631 — 1,144,631
Portugal ............................................. — 350,116 — 350,116
Singapore ............................................ 345,792 2,780,586 — 3,126,378
South Africa ........................................... — 456,801 — 456,801
South Korea .......................................... — 91,946 — 91,946
Spain ............................................... — 5,085,181 — 5,085,181
Sweden ............................................. — 6,006,097 — 6,006,097
Switzerland ........................................... 236,859 11,982,698 — 12,219,557
United Kingdom ........................................ 169,193 22,348,130 — 22,517,323
United States .......................................... 120,672 14,358,753 — 14,479,425
Preferred Securities ....................................... — 1,023,398 — 1,023,398
Short-Term Securities
Money Market Funds ...................................... 95,995 — — 95,995
$ 1,722,174 $ 196,688,188 $ — $ 198,410,362
Investments valued at NAV
(a)
...................................... 1,695,776
$ —
$ 200,106,138
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ — $ 44,867 $ — $ 44,867
Liabilities
Equity contracts ........................................... — (2,283) — (2,283)
$ — $ 42,584 $ — $ 42,584
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
(unaudited)

June 30, 2023
15
Financial Statements
BlackRock
International Index
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 198,314,367
Investments, at value — affiliated
(c)
.......................................................................................... 1,791,771
Cash pledged: –
Futures contracts .................................................................................................... 160,674
Foreign currency, at value
(d)
............................................................................................... 1,790,902
Receivables: –
Securities lending income — affiliated ...................................................................................... 2,099
Capital shares sold ................................................................................................... 50,256
Dividends — unaffiliated ............................................................................................... 1,042,295
Dividends — affiliated ................................................................................................. 1,027
Variation margin on futures contracts ....................................................................................... 23,104
Prepaid expenses ..................................................................................................... 1,549
Total assets .........................................................................................................
203,178,044
LIABILITIES
Collateral on securities loaned ............................................................................................. 1,694,175
Payables: –
Investments purchased ................................................................................................ 1,647
Accounting services fees ............................................................................................... 23,134
Capital shares redeemed ............................................................................................... 7,809
Custodian fees ...................................................................................................... 22,223
Distribution fees ..................................................................................................... 261
Investment advisory fees .............................................................................................. 28,556
Printing and postage fees .............................................................................................. 170,537
Professional fees .................................................................................................... 45,916
Transfer agent fees .................................................................................................. 33,542
Other accrued expenses ............................................................................................... 4,208
Total liabilities ........................................................................................................
2,032,008
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 201,146,036
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 182,511,325
Accumulated earnings .................................................................................................. 18,634,711
NET ASSETS ........................................................................................................
$ 201,146,036
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 174,717,991
(b)
  Securities loaned, at value .............................................................................................. $ 1,502,132
(c)
  Investments, at cost — affiliated .......................................................................................... $ 1,791,694
(d)
  Foreign currency, at cost ............................................................................................... $ 1,784,989
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
16
See notes to financial statements.
BlackRock
International Index
V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 199,747,679
Shares outstanding ..................................................................................................
19,944,528
Net asset value .....................................................................................................
$ 10.02
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 1,398,357
Shares outstanding ..................................................................................................
140,210
Net asset value .....................................................................................................
$ 9.97
Shares authorized ...................................................................................................
10 million
Par value .........................................................................................................
$ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2023
17
Financial Statements
See notes to financial statements.
BlackRock
International Index
V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 4,380,042
Dividends — affiliated ................................................................................................. 3,452
Securities lending income — affiliated — net ................................................................................. 9,285
Foreign taxes withheld ................................................................................................ (382,108)
Total investment income .................................................................................................
4,010,671
EXPENSES
Investment advisory .................................................................................................. 77,710
Transfer agent — class specific .......................................................................................... 47,053
Professional ....................................................................................................... 47,007
Printing and postage ................................................................................................. 29,871
Accounting services .................................................................................................. 27,648
Custodian ......................................................................................................... 17,138
Recoupment of past waived and/or reimbursed fees ............................................................................ 14,484
Directors and Officer ................................................................................................. 3,920
Transfer agent ...................................................................................................... 1,612
Distribution — class specific ............................................................................................ 1,548
Recoupment of past waived and/or reimbursed fees — class specific ................................................................. 970
Miscellaneous ...................................................................................................... 757
Total expenses .......................................................................................................
269,718
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (2,936)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (10,261)
Total expenses after fees waived and/or reimbursed ..............................................................................
256,521
Net investment income ..................................................................................................
3,754,150
REALIZED AND UNREALIZED GAIN (LOSS) $ 18,085,847
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (2,589,740)
Investments — affiliated ............................................................................................. 1,149
Foreign currency transactions ......................................................................................... (1,493)
Futures contracts .................................................................................................. 99,557
A
(2,490,527)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 20,493,767
Investments — affiliated ............................................................................................. (367)
Foreign currency translations .......................................................................................... 1,674
Futures contracts .................................................................................................. 81,300
A
20,576,374
Net realized and unrealized gain ...........................................................................................
18,085,847
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 21,839,997

Statements of Changes in Net Assets

2023
BlackRock Semi-Annual Report to Shareholders
18
BlackRock International Index V.I. Fund
Six Months Ended
06/30/23 (unaudited)
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 3,754,150  $ 5,230,675
Net realized loss .................................................................................. (2,490,527) (1,008,527)
Net change in unrealized appreciation (depreciation) .......................................................... 20,576,374  (35,533,537)
Net increase (decrease) in net assets resulting from operations ..................................................... 21,839,997  (31,311,389)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ —  (4,436,475)
  Class III ....................................................................................... —  (24,716)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (4,461,191)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (3,390,973) (581,034)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 18,449,024  (36,353,614)
Beginning of period .................................................................................. 182,697,012  219,050,626
End of period ......................................................................................
$ 201,146,036  $ 182,697,012
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
19
Financial Highlights
BlackRock International Index V.I. Fund
(a)
Class I
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ..........
$ 8.94  $ 10.70  $ 9.95  $ 9.39  $ 7.98  $ 14.28
Net investment income
(b)
..................
0.19  0.26  0.26  0.19  0.28  0.42
Net realized and unrealized gain (loss) .........
0.89  (1.80) 0.86  0.56  1.45  (2.40)
Net increase (decrease) from investment operations . 1.08  (1.54) 1.12  0.75  1.73  (1.98)
Distributions
(c)
– – – – – –
From net investment income ...............
—  (0.22) (0.37) (0.19) (0.31) (0.64)
From net realized gain ....................
—  —  —  —  (0.01) (3.68)
Return of capital ........................ —  —  (0.00)
(d)
—  —  —
Total distributions ........................ —  (0.22) (0.37) (0.19) (0.32) (4.32)
Net asset value, end of period ............... $ 10.02  $ 8.94  $ 10.70  $ 9.95  $ 9.39  $ 7.98
Total Return
(e)
— — — — — —
Based on net asset value ................... 12.08%
(f)
(14.35)% 11.30% 8.03% 21.58% (13.70)%
Ratios to Average Net Assets
(g)
Total expenses ..........................
0.28%
(h) (i)
0.32% 0.32% 0.43% 0.39% 0.31%
(j)
Total expenses after fees waived and/or reimbursed .
0.26%
(h)
0.27% 0.27% 0.27% 0.27% 0.24%
(j)
Net investment income ....................
3.87%
(h)
2.81% 2.41% 2.14% 3.13% 3.00%
Supplemental Data
Net assets, end of period (000) ............... $ 199,748  $ 181,598  $ 218,702  $ 202,576  $ 196,366  $ 170,629
Portfolio turnover rate ...................... 1% 3% 4% 5% 3% 4%
(a)
On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the International Equity Index Fund (the "Predecessor Fund"), a series of State Farm Variable
Product Trust, through a tax-free reorganization (the "Reorganization"). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the six months ended June 30, 2023, the expense ratio would have been 0.27%.
(j)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.27%
and 0.24%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
20
BlackRock International Index V.I. Fund
Class III
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Period from
02/09/21
(a)
to 12/31/21
Net asset value, beginning of period ......................................................
$ 8.91  $ 10.68  $ 10.26
Net investment income
(b)
..............................................................
0.18  0.23  0.15
Net realized and unrealized gain (loss) .....................................................
0.88  (1.79) 0.63
Net increase (decrease) from investment operations ............................................. 1.06  (1.56) 0.78
Distributions
(c)
– – –
From net investment income ...........................................................
—  (0.21) (0.35)
Return of capital .................................................................... —  —  (0.01)
Total distributions .................................................................... —  (0.21) (0.36)
Net asset value, end of period ........................................................... $ 9.97  $ 8.91  $ 10.68
Total Return
(d)
— — —
Based on net asset value ............................................................... 11.90%
(e)
(14.59)% 7.65%
(e)
Ratios to Average Net Assets
(f)
Total expenses ......................................................................
0.53%
(g) (h)
0.59% 0.50%
(g)
Total expenses after fees waived and/or reimbursed .............................................
0.51%
(g)
0.51% 0.49%
(g)
Net investment income ................................................................
3.67%
(g)
2.51% 1.59%
(g)
Supplemental Data
Net assets, end of period (000) ........................................................... $ 1,398  $ 1,099  $ 348
Portfolio turnover rate .................................................................. 1% 3% 4%
(i)
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the six months ended June 30, 2023, the expense ratio would have been 0.52%.
(i)
Portfolio turnover rate is representative of the portfolio for the entire year.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
21
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock International
Index V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2023 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
22
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2023, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Notes to Financial Statements
(unaudited) (continued)
23
Notes to Financial Statements
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 51,048 $ (51,048) $ — $ —
BofA Securities, Inc. ............................... 30,071 (30,071) — —
Goldman Sachs & Co. LLC .......................... 851,032 (851,032) — —
J.P. Morgan Securities LLC .......................... 144,765 (144,765) — —
Jefferies LLC .................................... 350,729 (350,729) — —
UBS Securities LLC ............................... 74,487 (74,487) — —
$ 1,502,132 $ (1,502,132) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
24
difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.08% of the average daily value of the Fund’s net assets.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2023, the class specific distribution fees borne directly by Class III were $1,548.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations. For the six months ended June 30, 2023 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the
1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months  ended June 30, 2023 , the amount waived was $57.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2023, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager – class specific in the Statement of Operations. For the six months ended June 30, 2023, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 46,712 $ 341 $ 47,053
Class I ................................................................................................................
0.05%
Class III ...............................................................................................................
0.05
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 1 1 6
Class III ...................................................................................................... 32
$ 148
Class I Class III
Expense Limitations .................................................................................. 0.27% 0.52%

Notes to Financial Statements
(unaudited) (continued)
25
Notes to Financial Statements
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2023, the Manager waived and/or reimbursed investment advisory fees of $2,879 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the six months ended June 30, 2023, class specific expense waivers and/or reimbursements are as follows:
With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective October 26, 2025, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.
For the six months ended June 30, 2023, the Manager recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Fund:
As of June 30, 2023, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2023, the Fund paid BIM $1,840 for securities lending agent services.
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 10,050
Class III ...................................................................................................... 63
$ 10,113
Fund Level ............................................................................................................... $ 14,484
Class I .................................................................................................................. 970
Expiring December 31,
Fund Level/Share Class 2023 2024 2025
Fund Level ..................................................................... $ 4,186 $ 61,752 $ 2,879
Class I ........................................................................ 83,910 29,690 10, 050
Class III ....................................................................... — 154 6 3

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
26
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2023, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2023, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2023, purchases and sales of investments, excluding short-term securities, were $2,455,163 and $3,267,252, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of December 31, 2022, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $4,160,411.
As of June 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2023, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
Purchases ............................................................................................................... $ 551,409
Sales ................................................................................................................... 559,023
Net Realized Loss .......................................................................................................... (32,753)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock International Index V.I. Fund .................................. $ 178,948,306 $ 69,454,048 $ (48,253,632) $ 21,200,416

Notes to Financial Statements
(unaudited) (continued)
27
Notes to Financial Statements
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. The Manager does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by the Manager.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund's investments.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
28
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of June 30, 2023, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock International Index V.I. Fund
Class I
Shares sold .............................................
297,276 $ 2,891,412 462,169 $ 4,182,812
Shares issued in reinvestment of distributions ........................
— — 499,021 4,436,298
Shares redeemed .........................................
(664,783) (6,449,169) (1,093,070) (10,038,875)
(367,507) $ (3,557,757) (131,880) $ (1,419,765)
Class III
Shares sold .............................................
35,281 $ 345,030 96,727 $ 893,933
Shares issued in reinvestment of distributions ........................
— — 2,743 24,305
Shares redeemed .........................................
(18,337) (178,246) (8,841) (79,507)
16,944 $ 166,784 90,629 $ 838,731
(350,563) $ (3,390,973) (41,251) $ (581,034)
Class I .......................................................................................................... 790
Class III ......................................................................................................... 1,949

Glossary of Terms Used in this Report
29
Glossary of Terms Used in this Report
Portfolio Abbreviation
ADR Am erican Depositary Receipts
CDI Crest Depository Interests
CVA Certification Van Aandelon (Dutch Certificate)
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget

June 30, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock International V.I. Fund

Fund Summary
as of June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
2
BlackRock International V.I. Fund
Investment Objective
BlackRock International V.I. Fund’s (the “Fund”) investment objective is long-term capital growth.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2023, the Fund outperformed its benchmark, the MSCI All Country World Index ex-U.S.
What factors influenced performance?
Stock selection within the financials, consumer staples, and real estate sectors were the top contributors to the Fund's relative performance. At the individual stock level, the three most significant contributors were XP Inc., UniCredit, and Banco do Brasil. We believe that the falling inflation backdrop in Brazil is likely to lead to a strong monetary policy easing cycle that bodes well for trading multiples, and earnings look set to keep moving higher in combination with cost-cutting efforts. UniCredit contributed as stronger-than-expected net interest margins prompted the bank to revise its earnings estimates higher. Amid a favorable backdrop in interest rates, the Fund took some profits from the position after recent analyst upgrades, interest rate moves, net interest margin expectations, and the launch of an additional tranche of share buybacks.
Banco do Brasil followed UniCredit higher in Brazil, with falling inflation and a more optimistic earnings outlook coming at a time when its stock was at deeply depressed valuation levels and its management transition has gone more smoothly than expected.
Conversely, the most significant detractors from the Fund's relative performance at the sector level were stock selection decisions within the industrials and materials sectors, as well as an underweight allocation to information technology ("IT"). Among individual stocks, DSM-Firmenich, Thermo Fisher Scientific, and PayPal detracted the most from relative performance. Earnings at DSM-Firmenich have been weak following the merger of DSM with Firmenich, and vitamin prices dropped more than expected due to oversupply and inventory destocking, leading to stock analyst downgrades. Also, management confirmed that co-CEO Geraldine Matchett will leave the company, giving the sole CEO role to Dimitri De Vreeze. Thermo Fisher faced a difficult environment in which many of its peers signaled a weaker-than-expected outlook, and despite
Thermo's reiterating its own guidance, it pointed to a slightly more challenging macroeconomic environment ahead. Lastly, PayPal has struggled since its CEO announced that he would step down at the end of 2023, and cyclical and competitive challenges have also weighed on the stock. PayPal has missed out on the rally in IT stocks, further aggravated by investors' concerns over slower growth and Apple's gains in market share in the payments space.
Describe recent portfolio activity.
The largest change to the Fund's positioning was in consumer staples, as the Fund entered the beverage industry through its purchase of brewer Heineken. The Fund also entered the financial services and capital markets industries within financials, establishing holdings in PayPal, UBS, and XP. The Fund also increased its weightings in IT by initiating a position in Samsung.
Conversely, the Fund significantly reduced its exposure to healthcare, exiting positions in Daiichi Sankyo and Roche Holding. The Fund also significantly trimmed its consumer discretionary positions by selling holdings in Kering and Inditex. Lastly, exposure to communication services fell through the exit of positions in Tencent Holdings and Cellnex Telecom.
Describe portfolio positioning at period end.
The Fund’s largest sector overweights were in industrials, healthcare, and consumer staples. The largest underweight exposures were in consumer discretionary, financials, and communication services. On a geographical basis, the largest overweight exposures were in the United States, Germany, and the Netherlands, while the largest underweight allocations were to China, France, and Australia.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2023 (continued)
3
Fund Summary
BlackRock International V.I. Fund
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)(c)
................................................................. 13.10% 17.64% 4.22% 5.19%
MSCI All Country World Index ex-U.S
(d)
. ........................................... 9.47 12.72 3.52 4.75
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(c)
The Fund invests primarily in stocks of companies located outside the U.S.
(d)
An index that captures large- and mid-cap representation across certain developed markets countries (excluding the U.S.) and certain emerging markets countries.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,131.00 $ 4.54 $ 1,000.00 $ 1,020.53 $ 4.31 0.86%
(a)
Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
Japan ........................................... 19.2%
United States ...................................... 17.3
Germany ......................................... 13.1
United Kingdom ..................................... 9.4
Netherlands ....................................... 8.1
Switzerland ........................................ 6.8
Canada .......................................... 5.2
South Korea ....................................... 3.8
Brazil ............................................ 3.3
Italy ............................................. 2.5
Denmark ......................................... 2.5
France ........................................... 2.2
Spain ............................................ 1.5
Singapore ......................................... 1.5
Short-Term Securities ................................. 2.9
Other Assets Less Liabilities ............................ 0.7

Disclosure of Expenses
2023
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
June 30, 2023
BlackRock International V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Brazil — 3.3%
Banco do Brasil SA ............ 158,655 $ 1,640,162
XP, Inc., Class A
(a)
............. 44,476 1,043,407
2,683,569
Canada — 5.2%
Canadian National Railway Co. .... 12,210 1,478,564
Suncor Energy, Inc. ............ 94,887 2,783,400
4,261,964
Denmark — 2.5%
Novo Nordisk A/S, Class B ....... 12,731 2,056,564
France — 2.2%
Air Liquide SA ................ 10,038 1,800,166
Germany — 13.1%
Beiersdorf AG ................ 34,746 4,601,188
Infineon Technologies AG ........ 54,991 2,264,653
MTU Aero Engines AG .......... 6,037 1,565,812
Symrise AG ................. 22,324 2,340,727
10,772,380
Italy — 2.5%
Intesa Sanpaolo SpA ........... 801,226 2,100,614
Japan — 19.2%
IHI Corp. ................... 61,400 1,665,315
Makita Corp. ................. 84,300 2,382,848
Nidec Corp. ................. 36,100 1,989,306
Recruit Holdings Co. Ltd. ........ 137,800 4,397,934
Sony Group Corp. ............. 59,700 5,389,132
15,824,535
Netherlands — 8.1%
ASML Holding NV ............. 3,766 2,731,587
Heineken NV ................ 38,310 3,939,671
6,671,258
Singapore — 1.5%
Sea Ltd., ADR, Class A
(a)
......... 21,507 1,248,266
South Korea — 3.8%
Samsung Electronics Co. Ltd. ..... 56,305 3,100,338
Spain — 1.5%
Banco Bilbao Vizcaya Argentaria SA . 165,895 1,274,522
Switzerland — 6.8%
DSM-Firmenich AG
(a)
........... 15,214 1,637,241
Lonza Group AG (Registered) ..... 3,291 1,967,073
UBS Group AG (Registered) ...... 99,969 2,026,239
5,630,553
Security
Shares
Shares Value
United Kingdom — 9.4%
Melrose Industries plc ........... 249,499 $ 1,607,545
Smith & Nephew plc ............ 186,493 3,008,753
Standard Chartered plc .......... 359,885 3,131,033
7,747,331
United States — 17.3%
Baker Hughes Co., Class A ....... 74,640 2,359,370
Chart Industries, Inc.
(a)
.......... 12,156 1,942,407
Equinix, Inc. ................. 2,885 2,261,667
Freeport-McMoRan, Inc. ......... 37,100 1,484,000
PayPal Holdings, Inc.
(a)
.......... 34,341 2,291,575
Thermo Fisher Scientific, Inc. ...... 7,578 3,953,822
14,292,841
Total Long-Term Investments — 96.4%
(Cost: $76,875,292) .............................. 79,464,901
Short-Term Securities
Money Market Funds — 2.9%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.98%
(b)(c)
.... 2,385,438 2,385,438
Total Money Market Funds — 2.9%
(Cost: $2,385,438) .............................. 2,385,438
Par (000)
Pa r (000)
Time Deposits — 0.0%
Canada — 0.0%
Royal Bank of Canada,
3.54%, 07/04/23 ............ CAD 11 8,158
Japan — 0.0%
Sumitomo Mitsui Financial Group, Inc.,
(0.37)%, 07/03/23 ........... JPY 534 3,698
Total Time Deposits — 0.0%
(Cost: $11,856) ................................. 11,856
Total Short-Term Securities — 2.9%
(Cost: $2,397,294) .............................. 2,397,294
Total Investments — 99.3%
(Cost: $79,272,586) .............................. 81,862,195
Other Assets Less Liabilities — 0.7% ................... 587,546
Net Assets — 100.0% .............................. $ 82,449,741
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock International V.I. Fund
6
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 652,968 $ 1,732,470
(a)
$ — $ — $ — $ 2,385,438 2,385,438 $ 43,000 $ —
SL Liquidity Series, LLC, Money
Market Series
(b)
.......... 1,145,122 — (1,145,564)
(a)
683 (241) — — 10,490
(c)
—
$ 683 $ (241) $ 2,385,438 $ 53,490 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock International V.I. Fund
Schedule of Investments
7
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 3,387,840 USD 3,719,936 Deutsche Bank AG 07/21/23 $ (20,042)
USD 3,647,352 EUR 3,387,840 Bank of New York Mellon 07/21/23 (52,542)
$ (72,584)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 72,584 $ — $ — $ 72,584
For the period ended June 30, 2023, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts .... $ — $ — $ — $ (15,751) $ — $ — $ (15,751)
Net Change in Unrealized Appreciation
(Depreciation) on
Forward foreign currency exchange contracts .... $ — $ — $ — $ (32,815) $ — $ — $ (32,815)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 3,641,825
Average amounts sold — in USD ........................................................................................ $ 1,859,968
The Fund's derivative assets and liabilities (by type) were as follows:
Liabilities
Derivative Financial Instruments
Forward foreign currency exchange contracts ................................................................................ $ 72,584
Total derivative assets and liabilities in the Statement of Assets and Liabilities ............................................................
$ 72,584
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") .......................................................
—
Total derivative assets and liabilities subject to an MNA ...........................................................................
$ 72,584

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock International V.I. Fund
8
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
The following table presents the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Fund:
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(a)(b)
Bank of New York Mellon ........................... $ 52,542 $ — $ — $ — $ 52,542
Deutsche Bank AG ............................... 20,042 — — — 20,042
$ 72,584 $ — $ — $ — $ 72,584
(a)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil ............................................... $ 2,683,569 $ — $ — $ 2,683,569
Canada ............................................. 4,261,964 — — 4,261,964
Denmark ............................................. — 2,056,564 — 2,056,564
France .............................................. — 1,800,166 — 1,800,166
Germany ............................................ — 10,772,380 — 10,772,380
Italy ................................................ — 2,100,614 — 2,100,614
Japan ............................................... — 15,824,535 — 15,824,535
Netherlands ........................................... — 6,671,258 — 6,671,258
Singapore ............................................ 1,248,266 — — 1,248,266
South Korea .......................................... — 3,100,338 — 3,100,338
Spain ............................................... — 1,274,522 — 1,274,522
Switzerland ........................................... 1,637,241 3,993,312 — 5,630,553
United Kingdom ........................................ — 7,747,331 — 7,747,331
United States .......................................... 14,292,841 — — 14,292,841
Short-Term Securities
Money Market Funds ...................................... 2,385,438 — — 2,385,438
Time Deposits .......................................... — 11,856 — 11,856
$ 26,509,319 $ 55,352,876 $ — $ 81,862,195
Derivative Financial Instruments
(a)
Liabilities
Foreign currency exchange contracts ............................ $ — $ (72,584) $ — $ (72,584)
(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
(unaudited)

June 30, 2023
9
Financial Statements
BlackRock
International V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 79,476,757
Investments, at value — affiliated
(b)
.......................................................................................... 2,385,438
Foreign currency, at value
(c)
............................................................................................... 16,325
Receivables: –
Investments sold .................................................................................................... 3,976,799
Securities lending income — affiliated ...................................................................................... 386
Capital shares sold ................................................................................................... 47,712
Dividends — unaffiliated ............................................................................................... 94,063
Dividends — affiliated ................................................................................................. 8,125
Prepaid expenses ..................................................................................................... 971
Total assets .........................................................................................................
86,006,576
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 3,379,989
Capital shares redeemed ............................................................................................... 8,185
Investment advisory fees .............................................................................................. 43,405
Professional fees .................................................................................................... 21,017
Other accrued expenses ............................................................................................... 31,655
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 72,584
Total liabilities ........................................................................................................
3,556,835
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 82,449,741
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 89,139,135
Accumulated loss ..................................................................................................... (6,689,394)
NET ASSETS ........................................................................................................
$ 82,449,741
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 76,887,148
(b)
  Investments, at cost — affiliated .......................................................................................... $ 2,385,438
(c)
  Foreign currency, at cost ............................................................................................... $ 16,529
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
10
See notes to financial statements.
BlackRock
International V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 82,449,741
Shares outstanding ..................................................................................................
8,525,529
Net asset value .....................................................................................................
$ 9.67
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2023
11
Financial Statements
See notes to financial statements.
BlackRock
International V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 940,256
Dividends — affiliated ................................................................................................. 43,000
Securities lending income — affiliated — net ................................................................................. 10,490
Foreign taxes withheld ................................................................................................ (119,099)
Total investment income .................................................................................................
874,647
EXPENSES
Investment advisory .................................................................................................. 297,055
Transfer agent — class specific .......................................................................................... 66,713
Professional ....................................................................................................... 36,097
Accounting services .................................................................................................. 25,076
Custodian ......................................................................................................... 13,197
Printing and postage ................................................................................................. 5,431
Directors and Officer ................................................................................................. 3,544
Transfer agent ...................................................................................................... 2,480
Miscellaneous ...................................................................................................... 1,760
Total expenses .......................................................................................................
451,353
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (43,973)
Transfer agent fees reimbursed by the Manager — class specific ................................................................... (66,713)
Total expenses after fees waived and/or reimbursed ..............................................................................
340,667
Net investment income ..................................................................................................
533,980
REALIZED AND UNREALIZED GAIN (LOSS) $ 9,121,773
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 966,119
Investments — affiliated ............................................................................................. 683
Forward foreign currency exchange contracts ............................................................................... (15,751)
Foreign currency transactions ......................................................................................... (17,651)
A
933,400
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 8,218,800
Investments — affiliated ............................................................................................. (241)
Forward foreign currency exchange contracts ............................................................................... (32,815)
Foreign currency translations .......................................................................................... 2,629
A
8,188,373
Net realized and unrealized gain ...........................................................................................
9,121,773
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 9,655,753

Statements of Changes in Net Assets

2023
BlackRock Semi-Annual Report to Shareholders
12
BlackRock International V.I. Fund
Six Months Ended
06/30/23 (unaudited)
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 533,980  $ 618,795
Net realized gain (loss) .............................................................................. 933,400  (10,635,111)
Net change in unrealized appreciation (depreciation) .......................................................... 8,188,373  (15,338,190)
Net increase (decrease) in net assets resulting from operations ..................................................... 9,655,753  (25,354,506)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (3,294,527)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (1,587,154) (42,310)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 8,068,599  (28,691,343)
Beginning of period .................................................................................. 74,381,142  103,072,485
End of period ......................................................................................
$ 82,449,741  $ 74,381,142
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
13
Financial Highlights
BlackRock International V.I. Fund
Class I
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ................
$ 8.55  $ 11.88  $ 14.27  $ 12.02  $ 9.20  $ 12.56
Net investment income
(a)
........................
0.06  0.07  0.11  0.05  0.14  0.17
(b)
Net realized and unrealized gain (loss) ...............
1.06  (3.01) 1.12  2.46  2.81  (2.88)
Net increase (decrease) from investment operations ....... 1.12  (2.94) 1.23  2.51  2.95  (2.71)
Distributions
(c)
– – – – – –
From net investment income .....................
—  (0.08) (0.11) (0.06) (0.13) (0.32)
From net realized gain ..........................
—  (0.31) (3.51) (0.20) —  (0.33)
Total distributions .............................. —  (0.39) (3.62) (0.26) (0.13) (0.65)
Net asset value, end of period ..................... $ 9.67  $ 8.55  $ 11.88  $ 14.27  $ 12.02  $ 9.20
Total Return
(d)
— — — — — —
Based on net asset value ......................... 13.10%
(e)
(24.62)% 8.68% 21.32% 32.12% (21.82)%
Ratios to Average Net Assets
(f)
Total expenses ................................
1.14%
(g)
1.17% 1.12% 1.14% 1.12% 1.20%
Total expenses after fees waived and/or reimbursed .......
0.86%
(g)
0.90% 0.93% 0.93% 0.97% 1.07%
Net investment income ..........................
1.35%
(g)
0.77% 0.69% 0.43% 1.31% 1.48%
(b)
Supplemental Data
Net assets, end of period (000) ..................... $ 82,450  $ 74,381  $ 103,072  $ 102,753  $ 95,143  $ 82,233
Portfolio turnover rate ............................ 58% 102% 80% 98% 104% 100%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.04 per share and 0.31%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2023
BlackRock Semi-Annual Report to Shareholders
14
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock International
V.I. Fund (the “Fund”). The Fund is classified as diversified.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2023 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Fund has an arrangement with one of its custodians whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on overdrafts, subject to certain conditions.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing

Notes to Financial Statements
(unaudited) (continued)
15
Notes to Financial Statements
services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
16
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent in the Statement of Operations.
For the six months ended June 30, 2023 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months  ended June 30, 2023 , the amount waived was $674.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2023, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses at 0.08% of average daily net assets. The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the Manager — class specific in the
Statement of Operations. For the six months ended June 30, 2023, expense reimbursements were $35,027.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”), to 0.86% of average daily net assets.
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2023, the Manager waived and/or reimbursed investment advisory fees of $43,299 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, this amount waived and/or reimbursed by the Manager is included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the
Statement of Operations. For the six months ended June 30, 2023, class specific expense waivers and/or reimbursements was as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.75%
$1 billion - $3 billion ..................................................................................................... 0.71
$3 billion - $5 billion ..................................................................................................... 0.68
$5 billion - $10 billion .................................................................................................... 0.65
Greater than $10 billion ................................................................................................... 0.64
Class I
Transfer agent fees - class specific ......................................................................................... $ 66,713
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 31,686

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
18
expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2023, the Fund paid BIM $2,226 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2023, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2023, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2023, purchases and sales of investments, excluding short-term securities, were $44,732,347 and $48,457,670, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of December 31, 2022, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses of $10,189,391 and
$216,305, respectively.
Purchases ............................................................................................................... $ —
Sales ................................................................................................................... 7,486
Net Realized Loss .......................................................................................................... (2,740)

Notes to Financial Statements
(unaudited) (continued)
19
Notes to Financial Statements
As of June 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2023, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock International V.I. Fund ...................................... $ 79,595,015 $ 5,897,789 $ (3,703,193) $ 2,194,596

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
20
actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock International V.I. Fund
Class I
Shares sold .............................................
431,894 $ 4,064,583 1,195,749 $ 11,056,461
Shares issued in reinvestment of distributions ........................
— — 404,564 3,294,527
Shares redeemed .........................................
(601,593) (5,651,737) (1,583,948) (14,393,298)
(169,699) $ (1,587,154) 16,365 $ (42,310)

Glossary of Terms Used in this Report
21
Glossary of Terms Used in this Report
Currency Abbreviation
CAD Canadian Dollar
EUR Euro
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts

June 30, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Focus Growth V.I. Fund

Fund Summary
as of June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
2
BlackRock Large Cap Focus Growth V.I. Fund
Investment Objective
BlackRock Large Cap Focus Growth V.I. Fund’s (the “Fund”) investment objective is to seek long-term capital growth.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2023, all of the Fund’s share classes outperformed its benchmark, the Russell 1000
®
Growth Index.
What factors influenced performance?
From a sector perspective, the largest contributor to relative performance was security selection in the industrials and consumer discretionary sectors. Positioning in consumer staples also contributed. In industrials, an off-benchmark position in Chart Industries, Inc. in the machinery industry benefited the portfolio. Among consumer discretionary stocks, avoiding the specialty retail sub-sector and specifically Home Depot Inc. contributed to performance. Elsewhere, avoiding exposure to any consumer staples stocks benefited the portfolio, most notably the beverages industry.
Conversely, the largest detractors from the Fund's relative performance were stock selection in the communication services sector, coupled with positioning in the technology hardware, storage & peripherals industry within information technology ("IT") and the life sciences tools and services sub-sector in healthcare. Within communication services, an overweight allocation to the interactive media and service industry, most specifically through an overweight position in Match Group Inc., detracted from relative performance. Positioning in the technology hardware, storage and peripherals industry in IT detracted most notably due to an underweight position in Apple, Inc. Lastly, an overweight position in Danaher Corp. within life sciences tools and services weighed on relative performance.
Describe recent portfolio activity.
During the reporting period, the most notable increase in the Fund’s sector weightings was to IT, with an increased allocation to the semiconductors and semiconductor equipment industry. Exposure to communication services increased as well. Conversely, the Fund's exposure to healthcare decreased the most, due to a reduced allocation to the life sciences tools and services industry. Exposure to the industrials sector decreased as well.
Describe portfolio positioning at period end.
Relative to its benchmark, the Fund ended the period with its largest overweight positions in the financials sector, followed by healthcare and consumer discretionary. The
Fund’s largest underweight position was in consumer staples, followed by communication services and real estate.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b) (c)
................................................................. 37.10% 27.43% 11.31% 14.71%
Class III
(b) (c)
................................................................ 36.90 27.04 11.03 14.42
Russell 1000
®
Growth Index
(d)
.................................................. 29.02 27.11 15.14 15.74
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(c)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Large Cap Growth V.I. Fund”.
(d)
An index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000
®
companies with higher price-to-book ratios and higher
forecasted growth values.

Fund Summary
as of June 30, 2023 (continued)
3
Fund Summary
BlackRock Large Cap Focus Growth V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,371.00 $ 4.76 $ 1,000.00 $ 1,020.78 $ 4.06 0.81%
Class III .................................. 1,000.00 1,369.00 6.23 1,000.00 1,019.54 5.31 1.06
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Information Technology .............................. 42.9%
Consumer Discretionary ............................. 17.4
Health Care ..................................... 13.6
Financials ....................................... 9.9
Communication Services ............................. 8.8
Industrials ....................................... 6.0
Energy ......................................... 1.1
Short-Term Securities ............................... 3.0
Liabilities in Excess of Other Assets ..................... (2.7)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
2023
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
(unaudited)
June 30, 2023
BlackRock Large Cap Focus Growth V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.0%
TransDigm Group, Inc. ............... 7,696 $ 6,881,532
Automobiles — 3.4%
Tesla, Inc.
(a)
....................... 29,292 7,667,767
Broadline Retail — 7.8%
Amazon.com, Inc.
(a)
................. 135,644 17,682,552
Capital Markets — 4.2%
Blackstone, Inc. .................... 28,485 2,648,251
S&P Global, Inc. ................... 16,962 6,799,896
9,448,147
Commercial Services & Supplies — 2.9%
Copart, Inc.
(a)
..................... 72,634 6,624,947
Entertainment — 2.4%
Netflix, Inc.
(a)
...................... 12,378 5,452,385
Financial Services — 5.7%
Mastercard, Inc., Class A .............. 5,785 2,275,241
Visa, Inc., Class A
(b)
................. 45,046 10,697,524
12,972,765
Health Care Equipment & Supplies — 4.7%
(a)
Boston Scientific Corp. ............... 58,960 3,189,146
Intuitive Surgical, Inc. ................ 21,575 7,377,356
10,566,502
Health Care Providers & Services — 2.7%
UnitedHealth Group, Inc. .............. 12,958 6,228,133
Hotels, Restaurants & Leisure — 3.7%
Chipotle Mexican Grill, Inc.
(a)
........... 2,003 4,284,417
Evolution AB
(c)(d)
.................... 31,804 4,030,324
8,314,741
Interactive Media & Services — 5.1%
Alphabet, Inc., Class A
(a)
.............. 95,721 11,457,804
Life Sciences Tools & Services — 2.4%
Danaher Corp. .................... 22,664 5,439,360
Oil, Gas & Consumable Fuels — 1.1%
Cheniere Energy, Inc. ................ 16,763 2,554,011
Pharmaceuticals — 3.8%
Eli Lilly & Co. ..................... 12,355 5,794,248
Zoetis, Inc., Class A ................. 15,785 2,718,335
8,512,583
Semiconductors & Semiconductor Equipment — 12.6%
ASML Holding NV (Registered), ADR ..... 11,860 8,595,535
Broadcom, Inc. .................... 8,020 6,956,788
NVIDIA Corp. ..................... 30,998 13,112,774
28,665,097
Software — 20.7%
Cadence Design Systems, Inc.
(a)
........ 30,078 7,053,893
Intuit, Inc. ........................ 20,580 9,429,550
Microsoft Corp. .................... 63,565 21,646,425
Roper Technologies, Inc. .............. 8,899 4,278,639
ServiceNow, Inc.
(a)
.................. 8,076 4,538,470
46,946,977
Technology Hardware, Storage & Peripherals — 9.6%
Apple, Inc. ....................... 111,895 21,704,273
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 2.5%
LVMH Moet Hennessy Louis Vuitton SE .... 4,005 $ 3,776,364
NIKE, Inc., Class B ................. 17,472 1,928,384
5,704,748
Total Common Stocks — 98.3%
(Cost: $161,775,264) ............................. 222,824,324
Preferred Securities
Preferred Stocks — 1.4%
IT Services — 1.4%
ByteDance Ltd., Series E-1 (Acquired 11/11/20,
cost $1,906,152)
(a)(e)(f)
.............. 17,396 3,058,287
Total Preferred Securities — 1.4%
(Cost: $1,906,152) .............................. 3,058,287
Total Long-Term Investments — 99.7%
(Cost: $163,681,416) ............................. 225,882,611
Short-Term Securities
Money Market Funds — 3.0%
(g)(h)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.98% ................... 265,618 265,618
SL Liquidity Series, LLC, Money Market Series,
5.28%
(i)
....................... 6,592,962 6,593,622
Total Short-Term Securities — 3.0%
(Cost: $6,858,790) .............................. 6,859,240
Total Investments — 102.7%
(Cost: $170,540,206 ) ............................. 232,741,851
Liabilities in Excess of Other Assets — (2.7)% ............ (6,134,086)
Net Assets — 100.0% ..............................
$ 226,607,765
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,058,287, representing 1.35% of its net assets as of period end, and an original cost of $1,906,152.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
(i)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Large Cap Focus Growth V.I. Fund
6
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,096,849 $ — $ (831,231)
(a)
$ — $ — $ 265,618 265,618 $ 25,647 $ —
SL Liquidity Series, LLC, Money
Market Series ........... — 6,590,920
(a)
— 2,252 450 6,593,622 6,592,962 8,270
(b)
—
$ 2,252 $ 450 $ 6,859,240 $ 33,917 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 6,881,532 $ — $ — $ 6,881,532
Automobiles .......................................... 7,667,767 — — 7,667,767
Broadline Retail ........................................ 17,682,552 — — 17,682,552
Capital Markets ........................................ 9,448,147 — — 9,448,147
Commercial Services & Supplies ............................. 6,624,947 — — 6,624,947
Entertainment ......................................... 5,452,385 — — 5,452,385
Financial Services ...................................... 12,972,765 — — 12,972,765
Health Care Equipment & Supplies ........................... 10,566,502 — — 10,566,502
Health Care Providers & Services ............................ 6,228,133 — — 6,228,133
Hotels, Restaurants & Leisure .............................. 4,284,417 4,030,324 — 8,314,741
Interactive Media & Services ............................... 11,457,804 — — 11,457,804
Life Sciences Tools & Services .............................. 5,439,360 — — 5,439,360
Oil, Gas & Consumable Fuels ............................... 2,554,011 — — 2,554,011
Pharmaceuticals ....................................... 8,512,583 — — 8,512,583
Semiconductors & Semiconductor Equipment .................... 28,665,097 — — 28,665,097
Software ............................................. 46,946,977 — — 46,946,977
Technology Hardware, Storage & Peripherals .................... 21,704,273 — — 21,704,273
Textiles, Apparel & Luxury Goods ............................ 1,928,384 3,776,364 — 5,704,748
Preferred Securities ....................................... — — 3,058,287 3,058,287
Short-Term Securities
Money Market Funds ...................................... 265,618 — — 265,618
$ 215,283,254 $ 7,806,688 $ 3,058,287 $ 226,148,229
Investments valued at NAV
(a)
...................................... 6,593,622
$ —
$ 232,741,851
$ —
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Large Cap Focus Growth V.I. Fund
Schedule of Investments
7
See notes to financial statements.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Securities Total
Investments
Assets
Opening balance, as of December 31, 2022 ................................................................................... $ 2,866,981 $ 2,866,981
Transfers into Level 3 ................................................................................................. — —
Transfers out of Level 3 ................................................................................................ — —
Accrued discounts/premiums ............................................................................................. — —
Net realized gain .................................................................................................... — —
Net change in unrealized appreciation
(a)(b)
.................................................................................... 191,306 191,306
Purchases ......................................................................................................... — —
Sales ............................................................................................................ — —
Closing balance, as of June 30, 2023 .......................................................................................
$ 3,058,287 $ 3,058,287
Net change in unrealized appreciation on investments still held at June 30, 2023
(b)
..........................................................
$ 191,306 $ 191,306
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Large Cap Focus Growth V.I. Fund
8
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end.
Value
Valuation
Approach Unobservable Inputs
(a)
Range of
Unobservable
Inputs Utilized
(a)
Weighted Average of
Unobservable Inputs
Based on Fair Value
Preferred Stocks ........................... $ 3,058,287 Market Revenue Multiple 2.25x - 3.45x 2.85x
$ 3,058,287

Statement of Assets and Liabilities
(unaudited)

June 30, 2023
9
Financial Statements
BlackRock Large
Cap Focus Growth
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 225,882,611
Investments, at value — affiliated
(c)
.......................................................................................... 6,859,240
Cash ............................................................................................................. 3,735
Receivables: –
Securities lending income — affiliated ...................................................................................... 1,626
Capital shares sold ................................................................................................... 820,336
Dividends — unaffiliated ............................................................................................... 38,619
Dividends — affiliated ................................................................................................. 6,089
Prepaid expenses ..................................................................................................... 1,500
Total assets .........................................................................................................
233,613,756
LIABILITIES
Collateral on securities loaned ............................................................................................. 6,600,076
Payables: –
Accounting services fees ............................................................................................... 23,457
Capital shares redeemed ............................................................................................... 91,797
Distribution fees ..................................................................................................... 23,331
Investment advisory fees .............................................................................................. 116,578
Professional fees .................................................................................................... 6,056
Transfer agent fees .................................................................................................. 122,040
Other accrued expenses ............................................................................................... 22,656
Total liabilities ........................................................................................................
7,005,991
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 226,607,765
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 164,796,238
Accumulated earnings .................................................................................................. 61,811,527
NET ASSETS ........................................................................................................
$ 226,607,765
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 163,681,416
(b)
  Securities loaned, at value .............................................................................................. $ 6,553,498
(c)
  Investments, at cost — affiliated .......................................................................................... $ 6,858,790
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
10
See notes to financial statements.
BlackRock Large
Cap Focus Growth
V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 106,945,591
Shares outstanding ..................................................................................................
6,158,405
Net asset value .....................................................................................................
$ 17.37
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 119,662,174
Shares outstanding ..................................................................................................
7,136,037
Net asset value .....................................................................................................
$ 16.77
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2023
11
Financial Statements
See notes to financial statements.
BlackRock Large
Cap Focus Growth
V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 624,989
Dividends — affiliated ................................................................................................. 25,647
Securities lending income — affiliated — net ................................................................................. 8,270
Foreign taxes withheld ................................................................................................ (23,633)
Total investment income .................................................................................................
635,273
EXPENSES
Investment advisory .................................................................................................. 627,319
Transfer agent — class specific .......................................................................................... 171,136
Distribution — class specific ............................................................................................ 123,455
Professional ....................................................................................................... 30,952
Accounting services .................................................................................................. 27,577
Printing and postage ................................................................................................. 13,537
Custodian ......................................................................................................... 4,534
Directors and Officer ................................................................................................. 3,952
Transfer agent ...................................................................................................... 1,657
Miscellaneous ...................................................................................................... 1,558
Total expenses .......................................................................................................
1,005,677
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (422)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (103,578)
Total expenses after fees waived and/or reimbursed ..............................................................................
901,677
Net investment loss ....................................................................................................
(266,404)
REALIZED AND UNREALIZED GAIN (LOSS) $ 61,581,196
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (155,896)
Investments — affiliated ............................................................................................. 2,252
Foreign currency transactions ......................................................................................... 690
A
(152,954)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 61,733,460
Investments — affiliated ............................................................................................. 450
Foreign currency translations .......................................................................................... 240
A
61,734,150
Net realized and unrealized gain ...........................................................................................
61,581,196
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 61,314,792

Statements of Changes in Net Assets

2023
BlackRock Semi-Annual Report to Shareholders
12
BlackRock Large Cap Focus Growth V.I.
Fund
Six Months Ended
06/30/23 (unaudited)
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment loss ................................................................................ $ (266,404) $ (510,226)
Net realized gain (loss) .............................................................................. (152,954) 193,991
Net change in unrealized appreciation (depreciation) .......................................................... 61,734,150  (114,270,393)
Net increase (decrease) in net assets resulting from operations ..................................................... 61,314,792  (114,586,628)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ —  (6,036,836)
  Class III ....................................................................................... —  (6,285,125)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (12,321,961)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (5,810,871) (14,970,256)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 55,503,921  (141,878,845)
Beginning of period .................................................................................. 171,103,844  312,982,689
End of period ......................................................................................
$ 226,607,765  $ 171,103,844
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
13
Financial Highlights
BlackRock Large Cap Focus Growth V.I. Fund
Class I
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period .................
$ 12.67  $ 21.82  $ 21.58  $ 15.91  $ 13.32  $ 14.51
Net investment loss
(a)
...........................
(0.01) (0.02) (0.09) (0.06) (0.04) (0.04)
Net realized and unrealized gain (loss) ................
4.71  (8.23) 3.89  6.97  4.36  0.49
Net increase (decrease) from investment operations ........ 4.70  (8.25) 3.80  6.91  4.32  0.45
Distributions from net realized gain
(b)
................. —  (0.90) (3.56) (1.24) (1.73) (1.64)
Net asset value, end of period ...................... $ 17.37  $ 12.67  $ 21.82  $ 21.58  $ 15.91  $ 13.32
Total Return
(c)
— — — — — —
Based on net asset value .......................... 37.10%
(d)
(38.11)% 18.09% 43.74% 32.70% 3.01%
Ratios to Average Net Assets
(e)
Total expenses .................................
0.90%
(f)
0.91% 0.90% 0.91% 0.95% 0.96%
Total expenses after fees waived and/or reimbursed ........
0.81%
(f)
0.79% 0.77% 0.78% 0.81% 0.82%
Net investment loss ..............................
(0.15)%
(f)
(0.11)% (0.40)% (0.35)% (0.27)% (0.23)%
Supplemental Data
Net assets, end of period (000) ...................... $ 106,946  $ 87,220  $ 150,211  $ 139,807  $ 106,238  $ 91,380
Portfolio turnover rate ............................. 14% 50% 52% 54% 58% 63%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
14
BlackRock Large Cap Focus Growth V.I. Fund
Class III
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period .................
$ 12.25  $ 21.19  $ 21.10  $ 15.61  $ 13.13  $ 14.36
Net investment loss
(a)
...........................
(0.03) (0.05) (0.15) (0.11) (0.08) (0.08)
Net realized and unrealized gain (loss) ................
4.55  (7.99) 3.80  6.84  4.29  0.49
Net increase (decrease) from investment operations ........ 4.52  (8.04) 3.65  6.73  4.21  0.41
Distributions from net realized gain
(b)
................. —  (0.90) (3.56) (1.24) (1.73) (1.64)
Net asset value, end of period ...................... $ 16.77  $ 12.25  $ 21.19  $ 21.10  $ 15.61  $ 13.13
Total Return
(c)
— — — — — —
Based on net asset value .......................... 36.90%
(d)
(38.25)% 17.78% 43.43% 32.33% 2.77%
Ratios to Average Net Assets
(e)
Total expenses .................................
1.18%
(f)
1.18% 1.16% 1.16% 1.20% 1.22%
Total expenses after fees waived and/or reimbursed ........
1.06%
(f)
1.04% 1.02% 1.03% 1.06% 1.07%
Net investment loss ..............................
(0.40)%
(f)
(0.36)% (0.65)% (0.60)% (0.52)% (0.48)%
Supplemental Data
Net assets, end of period (000) ...................... $ 119,662  $ 83,884  $ 162,772  $ 146,794  $ 92,261  $ 70,685
Portfolio turnover rate ............................. 14% 50% 52% 54% 58% 63%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
15
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Large
Cap Focus Growth V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2023 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on overdrafts, subject to certain conditions.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
16
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2023, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Goldman Sachs & Co. LLC .......................... $ 6,553,498 $ (6,553,498) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
18
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2023, the class specific distribution fees borne directly by Class III were $123,455.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the six months ended June 30, 2023 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements : The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months  ended June 30, 2023 , the amount waived was $422.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2023, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager – class specific in the Statement of Operations. For the six months ended June 30, 2023, class specific expense reimbursements were as follows:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.65%
$1 billion - $3 billion ..................................................................................................... 0.61
$3 billion - $5 billion ..................................................................................................... 0.59
$5 billion - $10 billion .................................................................................................... 0.57
Greater than $10 billion ................................................................................................... 0.55
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 77,070 $ 94,066 $ 171,136
Class I ................................................................................................................
0.07%
Class III ...............................................................................................................
0.07
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 44,080
Class III ...................................................................................................... 59,498
$ 103,578

Notes to Financial Statements
(unaudited) (continued)
19
Notes to Financial Statements
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2023, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2023, the Fund paid BIM $1,742 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2023, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the six months ended June 30, 2023, purchases and sales of investments, excluding short-term securities, were $28,182,081 and $34,284,139, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
Class I Class III
Expense Limitations .................................................................................. 1.25% 1.50%

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
20
As of June 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2023, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Large Cap Focus Growth V.I. Fund .............................. $ 170,600,859 $ 64,906,504 $ (2,765,512) $ 62,140,992

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
As of period end, the Fund’s investments had the following industry classifications:
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
INDUSTRY ALLOCATION
Industry
Percent of
TotaI Investments
Software ........................................................................................................... 20.8%
Semiconductors & Semiconductor Equipment ................................................................................... 12.7
Technology Hardware, Storage & Peripherals ................................................................................... 9.6
Broadline Retail ....................................................................................................... 7.8
Financial Services ..................................................................................................... 5.7
Interactive Media & Services .............................................................................................. 5.1
Health Care Equipment & Supplies .......................................................................................... 4.7
Capital Markets ....................................................................................................... 4.2
Pharmaceuticals ...................................................................................................... 3.8
Hotels, Restaurants & Leisure ............................................................................................. 3.7
Automobiles ......................................................................................................... 3.4
Aerospace & Defense ................................................................................................... 3.0
Commercial Services & Supplies ........................................................................................... 2.9
Health Care Providers & Services ........................................................................................... 2.8
Textiles, Apparel & Luxury Goods ........................................................................................... 2.5
Life Sciences Tools & Services ............................................................................................. 2.4
Entertainment ........................................................................................................ 2.4
IT Services .......................................................................................................... 1.4
Oil, Gas & Consumable Fuels ............................................................................................. 1.1
Six Months Ended
06/30/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Large Cap Focus Growth V.I. Fund
Class I
Shares sold .............................................
297,681 $ 4,386,996 1,121,648 $ 16,990,707
Shares issued in reinvestment of distributions ........................
— — 442,648 6,036,836
Shares redeemed .........................................
(1,022,097) (14,847,212) (1,566,786) (24,554,150)
(724,416) $ (10,460,216) (2,490) $ (1,526,607)
Class III
Shares sold .............................................
1,054,852 $ 15,676,699 690,839 $ 10,842,522
Shares issued in reinvestment of distributions ........................
— — 476,190 6,285,125
Shares redeemed .........................................
(765,525) (11,027,354) (2,002,433) (30,571,296)
289,327 $ 4,649,345 (835,404) $ (13,443,649)
(435,089) $ (5,810,871) (837,894) $ (14,970,256)

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
22
11. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following items were noted:
On July 25, 2023, the Board of Directors of the Company approved the reorganization of BlackRock Capital Appreciation V.I. Fund into the Fund. The reorganization is expected to occur during the fourth quarter of 2023. Upon completion of the merger, the fund will change its name to BlackRock Large Cap Growth Equity V.I. Fund.

Glossary of Terms Used in this Report
23
Glossary of Terms Used in this Report
Portfolio Abbreviation
ADR American Depositary Receipts
S&P Standard & Poor's

June 30, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Managed Volatility V.I. Fund

Fund Summary
as of June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
2
BlackRock Managed Volatility V.I. Fund
Investment Objective
BlackRock Managed Volatility V.I. Fund’s (the “Fund”) investment objective is to seek a level of current income and degree of stability of principal not normally available from an investment solely in equity securities, as well as the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2023, the Fund underperformed its blended benchmark (50% MSCI All Country World Index/50% FTSE WGBI (hedged into USD).
For the same period, the Fund's Class I shares performed in line while it's Class III shares underperformed its performance benchmark, the ICE BofA 3-Month U.S. Treasury
Bill Index.
What factors influenced performance?
The Fund’s performance and positioning are driven by the investment adviser’s macroeconomic views on global and regional growth, inflation and monetary/fiscal policy.
These views are informed by both discretionary and systematic strategies. The Fund establishes tactical positions (both long and short) in equities, sovereign bonds and currencies across 25-plus countries. The tactical approach seeks to capitalize on market volatility and dispersion in macroeconomic trends at the country level.
Relative value equity positioning was the largest detractor from returns. Early in the reporting period, the Fund had a preference for Japanese equities versus German equities. The latter showed resilience early in the reporting period, driven by tailwinds from fiscal stimulus and an abatement of the European energy crisis. Japanese equities struggled in this time due to uncertainty surrounding yield curve control and the path forward for monetary policy.
Relative value positions in bonds were the largest contributors to returns, driven by views on both the developed and emerging markets. A long position in U.S. Treasuries versus German Bunds early in the period produced a gain, as Treasuries rallied more than Bunds on indications of slowing inflation in the United States and risk-off sentiment surrounding the string of bank failures in March 2023. The Fund maintained a long in China versus other emerging market bonds early in the period, which also contributed given the country’s slow reopening from its COVID-19 lockdowns prompted continued monetary support. Later in the period, a long postion in Treasuries versus U.K. Gilts contributed as the United Kingdom continued to experience elevated inflation.
Directional positioning also contributed to performance in the first half of the year. Short positions in near-dated German bonds contributed positively, as the European Central
Bank continued to hike rates in response to persistent inflation. Directional long positions in U.S. and Japanese equities also contributed, primarily in the second calendar quarter, as equities rallied on signs of resilient nominal growth.
The Fund used derivatives as an efficient means to take active views on interest rates, equity indexes, and currencies. The use of derivatives instead of physical instruments marginally detracted from performance.
The Fund held an allocation to cash as collateral for derivative positions and as a way of earning a modest yield. The cash position had a positive effect on performance given the rise in yields globally.
Describe recent portfolio activity.
The Fund entered the period net short in equities and bonds, albeit with relatively muted directional positioning given heightened uncertainty and indications of weakening global growth in December 2022. Directional shorts in Europe were the largest risk drivers in the bond portfolio. The Fund also held a directional short in Japanese bonds.
In equities, the Fund was long in Japan, the United Kingdom and Canada versus shorts in Germany, France and South Korea. In bonds, the Fund was long in the United
States and China versus Germany and Sweden.
The Fund tactically shifted both equity and duration positioning, ending the period flat in equities and short duration (although to a lesser degree than earlier in the year).
(Duration is a measure of interest rate sensitivity). The Fund added directional exposure in U.S. equities early in the period, as earnings remained strong and pricing was attractive. It also shifted duration positioning in response to market dislocations caused by the regional banking crisis. The Fund added to a short position in the U.S. dollar versus a basket of developed market currencies, as the Fed had relative success in taming price pressures compared to other developed market central banks.
Describe portfolio positioning at period end.
The Fund ended the period with a flat net equity position and a net short duration position, and it remained short in the U.S. dollar against a basket of developed market currencies. A reversal of past decades’ globalization trends, the suspension of the debt ceiling, an emphasis on energy security and the green transition, the need for defense spending, and an upcoming election have all indicated a growing likelihood of increased fiscal stimulus in the United States. The investment adviser believed the Fed’s pause of its interest-rate increases in June 2023 revealed an unstated preference to prioritize fiscal sustainability over price stability.
The Fund was positioned for the investment adviser’s view that this combination of impulses should act as an ongoing tailwind to U.S. equity markets, specifically value stocks. The Fund preferred Australia and U.K. equities based on valuations and the view that stronger-than-expected global growth has created continued demand for
Australia’s natural resources. The Fund was short in German and Korean equities on the belief that valuations are too high given China’s muted re-opening. In bonds, the
Fund held a diversified set of long positions in emerging markets with more dovish monetary policy outlooks, including Poland, South Korea and India. The United Kingdom continued to struggle with elevated inflation and central bank policy that appeared behind the curve, motivating a short in the country.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2023 (continued)
3
Fund Summary
BlackRock Managed Volatility V.I. Fund
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)(c)
................................................................. 2.28% 10.73% 2.91% 3.35%
Class III
(b)(c)
................................................................ 2.15 10.46 2.65 3.09
(d)
50% MSCI All Country World Index /50% FTSE WGBI (hedged into USD)
(e)
................... 8.40 7.51 4.56 5.54
MSCI  All Country World Index
( f )
................................................. 13.93 16.53 8.10 8.75
FTSE WGBI (hedged into USD)
( g )
................................................ 2.98 (1.31) 0.38 1.88
ICE BofA 3-Month U.S. Treasury Bill Index
( h )
........................................ 2.25 3.60 1.55 0.99
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(c)
The Fund uses an asset allocation strategy, investing various percentages of its portfolio in three major categories: stocks, bonds and money market investments.
(d)
The returns for Class III Shares prior to February 14, 2018, the recommencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.
(e)
A customized weighted index comprised of the returns of 50% MSCI All Country World Index/50% FTSE WGBI (hedged into USD).
(f)
An index that captures large- and mid-cap representation across certain developed and emerging markets.
(g)
Measures the performance of fixed-rate, local currency, investment-grade sovereign bonds. The index is a widely used benchmark that currently includes sovereign debt from over 20 countries denominated in a variety of currencies.
(h)
An unmanaged index that measures returns of 3-month Treasury Bills. Effective June 2, 2014, the ICE BofA 3-Month U.S. Treasury Bill Index was added to the performance benchmarks against which the Fund measures its performance. On March 1, 2021 the Fund began to track the 4pm pricing variant of the Index. Historical index data prior to March 1, 2021 is for the 3pm pricing variant of the Index. Index data on and after March 1, 2021 is for the 4pm pricing variant of the Index.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,022.80 $ 2.96 $ 1,000.00 $ 1,021.87 $ 2.96 0.59%
Class III .................................. 1,000.00 1,021.50 4.21 1,000.00 1,020.63 4.21 0.84
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Common Stocks ................................... 99.8%
Preferred Stocks ................................... 0.2
Corporate Bonds ................................... 0.0
(b)
Warrants ........................................ 0.0
(b)
Rights .......................................... 0.0
(b)
Other Interests .................................... —
(a)
Excludes short-term securities.
(b)
Represents less than 0.1% of the Fund's total investments.

Disclosure of Expenses
2023
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
June 30, 2023
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.2%
Airbus SE ........................ 1,364 $ 197,210
BAE Systems plc ................... 3,467 40,880
Raytheon Technologies Corp. .......... 238 23,314
Rheinmetall AG .................... 82 22,464
Safran SA ........................ 545 85,407
Thales SA ........................ 200 29,966
399,241
Air Freight & Logistics — 0.1%
Deutsche Post AG (Registered) ......... 1,481 72,365
DSV A/S ......................... 73 15,333
87,698
Automobile Components — 0.1%
Aptiv plc
(a)
........................ 629 64,215
Cie Generale des Etablissements Michelin SCA 1,165 34,462
Continental AG .................... 550 41,553
Denso Corp. ...................... 1,100 74,197
Koito Manufacturing Co. Ltd. ........... 700 12,703
Sumitomo Electric Industries Ltd. ........ 2,000 24,504
251,634
Automobiles — 1.7%
Bayerische Motoren Werke AG ......... 1,050 129,157
Ferrari NV ....................... 201 65,716
Ford Motor Co. .................... 9,966 150,786
General Motors Co. ................. 3,888 149,921
Mercedes-Benz Group AG ............. 2,485 200,021
Renault SA ....................... 588 24,810
Stellantis NV ...................... 4,179 73,470
Suzuki Motor Corp. ................. 800 29,010
Tesla, Inc.
(a)
....................... 6,388 1,672,187
Toyota Motor Corp. ................. 19,500 313,406
Volvo Car AB, Class B
(a)
.............. 6,577 26,168
2,834,652
Banks — 3.5%
ANZ Group Holdings Ltd. ............. 4,675 74,004
Banco Bilbao Vizcaya Argentaria SA ...... 11,518 88,489
Banco Santander SA ................ 27,169 100,583
Bank of America Corp. ............... 20,778 596,121
Bank of Ireland Group plc ............. 1,406 13,424
Banque Cantonale Vaudoise (Registered) .. 249 26,301
Barclays plc ...................... 31,637 61,806
BNP Paribas SA ................... 2,400 151,454
BOC Hong Kong Holdings Ltd. .......... 16,000 49,013
CaixaBank SA ..................... 5,721 23,698
Citigroup, Inc. ..................... 5,832 268,505
Citizens Financial Group, Inc. .......... 1,359 35,443
Comerica, Inc. ..................... 323 13,682
Commerzbank AG .................. 1,295 14,356
Commonwealth Bank of Australia ........ 3,238 216,774
Credit Agricole SA .................. 2,332 27,690
Danske Bank A/S
(a)
................. 1,255 30,567
DBS Group Holdings Ltd. ............. 3,400 79,400
DNB Bank ASA .................... 1,119 20,926
Erste Group Bank AG ................ 452 15,855
Fifth Third Bancorp ................. 2,810 73,650
FinecoBank Banca Fineco SpA ......... 2,173 29,250
First Citizens BancShares, Inc., Class A .... 31 39,787
First Horizon Corp. .................. 1,205 13,580
Hang Seng Bank Ltd. ................ 5,000 71,278
HSBC Holdings plc ................. 40,891 323,769
Huntington Bancshares, Inc. ........... 5,498 59,269
ING Groep NV ..................... 5,864 79,056
Security
Shares
Shares Value
Banks (continued)
Intesa Sanpaolo SpA ................ 30,007 $ 78,671
Japan Post Bank Co. Ltd. ............. 1,600 12,477
JPMorgan Chase & Co. .............. 8,253 1,200,316
KBC Group NV .................... 362 25,268
KeyCorp ......................... 3,598 33,246
M&T Bank Corp. ................... 730 90,345
Mitsubishi UFJ Financial Group, Inc. ...... 21,600 159,215
Mizuho Financial Group, Inc. ........... 4,050 61,906
National Australia Bank Ltd. ............ 4,576 80,482
NatWest Group plc .................. 20,127 61,518
Nordea Bank Abp .................. 4,928 53,679
Oversea-Chinese Banking Corp. Ltd. ..... 6,300 57,311
PNC Financial Services Group, Inc. (The) .. 1,448 182,376
Regions Financial Corp. .............. 4,234 75,450
Resona Holdings, Inc. ............... 3,400 16,279
Skandinaviska Enskilda Banken AB, Class A 2,546 28,159
Societe Generale SA ................ 925 24,056
Standard Chartered plc ............... 5,978 52,009
Sumitomo Mitsui Financial Group, Inc. ..... 2,300 98,577
Sumitomo Mitsui Trust Holdings, Inc. ...... 700 24,833
Svenska Handelsbanken AB, Class A ..... 2,283 19,114
Swedbank AB, Class A ............... 1,039 17,534
Truist Financial Corp. ................ 3,476 105,497
UniCredit SpA ..................... 3,134 72,877
United Overseas Bank Ltd. ............ 2,400 49,803
US Bancorp ...................... 2,404 79,428
Wells Fargo & Co. .................. 12,147 518,434
Westpac Banking Corp. .............. 5,071 72,204
Zions Bancorp NA .................. 369 9,911
5,958,705
Beverages — 0.8%
Anheuser-Busch InBev SA/NV .......... 648 36,727
Asahi Group Holdings Ltd. ............. 500 19,400
Carlsberg A/S, Class B ............... 393 62,932
Coca-Cola Co. (The) ................ 4,625 278,517
Coca-Cola HBC AG ................. 1,490 44,447
Constellation Brands, Inc., Class A ....... 165 40,611
Diageo plc ....................... 5,094 218,996
Heineken NV ..................... 1,098 112,915
PepsiCo, Inc. ..................... 2,542 470,829
Pernod Ricard SA .................. 536 118,442
1,403,816
Biotechnology — 0.9%
AbbVie, Inc. ...................... 3,431 462,259
Amgen, Inc. ...................... 872 193,601
Argenx SE
(a)
...................... 81 31,590
Biogen, Inc.
(a)
..................... 220 62,667
CSL Ltd. ......................... 898 166,291
Genmab A/S
(a)
..................... 132 50,022
Gilead Sciences, Inc. ................ 2,004 154,448
Incyte Corp.
(a)
..................... 194 12,077
Moderna, Inc.
(a)
.................... 419 50,908
Regeneron Pharmaceuticals, Inc.
(a)
....... 178 127,900
Vertex Pharmaceuticals, Inc.
(a)
.......... 404 142,172
1,453,935
Broadline Retail — 2.1%
Amazon.com, Inc.
(a)
................. 23,753 3,096,441
eBay, Inc. ........................ 2,512 112,261
Etsy, Inc.
(a)
....................... 685 57,958
MercadoLibre, Inc.
(a)
................. 104 123,198
Next plc ......................... 288 25,254
Prosus NV
(a)
...................... 1,307 95,717
3,510,829

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Volatility V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products — 0.1%
Cie de Saint-Gobain ................. 616 $ 37,506
Daikin Industries Ltd. ................ 300 61,472
Geberit AG (Registered) .............. 46 24,108
Nibe Industrier AB, Class B ............ 1,399 13,302
ROCKWOOL A/S, Class B ............ 108 27,930
TOTO Ltd. ....................... 1,000 30,236
194,554
Capital Markets — 2.0%
3i Group plc ...................... 3,348 82,987
Ameriprise Financial, Inc. ............. 109 36,205
Amundi SA
(b)(c)
..................... 567 33,498
Ares Management Corp., Class A ........ 190 18,306
Bank of New York Mellon Corp. (The) ..... 1,630 72,568
Blackstone, Inc. .................... 379 35,236
Cboe Global Markets, Inc. ............. 265 36,573
Charles Schwab Corp. (The) ........... 4,353 246,728
CME Group, Inc., Class A ............. 1,041 192,887
Coinbase Global, Inc., Class A
(a)
......... 199 14,238
Daiwa Securities Group, Inc. ........... 3,900 20,097
Deutsche Bank AG (Registered) ......... 3,219 33,841
Deutsche Boerse AG ................ 421 77,723
EQT AB ......................... 1,115 21,466
Euronext NV
(b)(c)
.................... 371 25,233
FactSet Research Systems, Inc. ......... 146 58,495
Franklin Resources, Inc.
(d)
............. 521 13,916
Goldman Sachs Group, Inc. (The) ....... 739 238,357
Hargreaves Lansdown plc ............. 2,132 22,101
Hong Kong Exchanges & Clearing Ltd. .... 2,300 87,145
Intercontinental Exchange, Inc. ......... 1,066 120,543
Japan Exchange Group, Inc. ........... 2,300 40,246
Julius Baer Group Ltd. ............... 816 51,496
KKR & Co., Inc. .................... 804 45,024
London Stock Exchange Group plc ....... 1,067 113,564
Macquarie Group Ltd. ................ 508 60,446
MarketAxess Holdings, Inc. ............ 104 27,188
Moody's Corp. ..................... 537 186,726
Morgan Stanley .................... 3,539 302,231
MSCI, Inc. ....................... 252 118,261
Nasdaq, Inc. ...................... 1,241 61,864
Northern Trust Corp. ................. 468 34,697
Partners Group Holding AG ............ 105 98,998
Raymond James Financial, Inc. ......... 517 53,649
S&P Global, Inc. ................... 851 341,157
Schroders plc ..................... 8,796 48,938
SEI Investments Co. ................. 441 26,292
St. James's Place plc ................ 2,147 29,692
State Street Corp. .................. 855 62,569
T. Rowe Price Group, Inc.
(d)
............ 821 91,968
UBS Group AG (Registered) ........... 7,023 142,347
3,425,496
Chemicals — 3.1%
Air Liquide SA ..................... 975 174,852
Air Products & Chemicals, Inc. .......... 1,347 403,467
Akzo Nobel NV .................... 220 17,986
Albemarle Corp. ................... 1,106 246,737
Arkema SA ....................... 349 32,909
BASF SE ........................ 2,121 103,045
Celanese Corp. .................... 130 15,054
CF Industries Holdings, Inc. ............ 1,768 122,734
Clariant AG (Registered) .............. 3,693 53,425
Corteva, Inc. ...................... 4,187 239,915
Covestro AG
(a)(b)(c)
................... 708 36,839
Croda International plc ............... 803 57,402
Dow, Inc.
(d)
....................... 4,287 228,326
Security
Shares
Shares Value
Chemicals (continued)
DuPont de Nemours, Inc. ............. 3,753 $ 268,114
Eastman Chemical Co. ............... 1,073 89,832
Ecolab, Inc. ...................... 1,927 359,752
EMS-Chemie Holding AG (Registered) .... 107 81,086
Evonik Industries AG ................ 1,987 37,862
FMC Corp. ....................... 1,162 121,243
Givaudan SA (Registered) ............. 24 79,607
International Flavors & Fragrances, Inc. .... 2,074 165,070
Johnson Matthey plc ................ 644 14,297
Linde plc ........................ 1,916 730,149
LyondellBasell Industries NV, Class A ..... 1,417 130,123
Mitsui Chemicals, Inc. ................ 1,500 44,214
Mosaic Co. (The) ................... 1,744 61,040
Nitto Denko Corp. .................. 1,000 74,226
Novozymes A/S, Class B .............. 296 13,811
Orica Ltd. ........................ 1,702 16,861
PPG Industries, Inc. ................. 2,142 317,659
RPM International, Inc. ............... 569 51,056
Sherwin-Williams Co. (The) ............ 1,910 507,143
Shin-Etsu Chemical Co. Ltd. ........... 1,800 60,152
Sika AG (Registered) ................ 403 115,419
Symrise AG ...................... 430 45,087
Toray Industries, Inc. ................ 5,300 29,550
Tosoh Corp. ...................... 3,200 37,850
Wacker Chemie AG ................. 142 19,507
Westlake Corp. .................... 722 86,257
5,289,658
Commercial Services & Supplies — 0.1%
Copart, Inc.
(a)
..................... 226 20,613
Dai Nippon Printing Co. Ltd. ........... 1,000 28,406
Secom Co. Ltd. .................... 1,600 108,286
157,305
Communications Equipment — 0.4%
Arista Networks, Inc.
(a)
............... 685 111,011
Cisco Systems, Inc. ................. 8,175 422,975
F5, Inc.
(a)
........................ 138 20,184
Motorola Solutions, Inc. .............. 111 32,554
Nokia OYJ ....................... 9,971 41,777
628,501
Construction & Engineering — 0.4%
AECOM ......................... 1,416 119,921
Eiffage SA ....................... 347 36,230
Ferrovial SE ...................... 1,021 32,276
Quanta Services, Inc. ................ 1,385 272,083
Shimizu Corp. ..................... 5,200 32,923
Taisei Corp. ...................... 600 20,963
Vinci SA ......................... 1,091 126,769
641,165
Construction Materials — 0.1%
CRH plc ......................... 1,898 104,708
Holcim AG ....................... 1,251 84,326
Martin Marietta Materials, Inc. .......... 36 16,621
Vulcan Materials Co. ................ 64 14,428
220,083
Consumer Finance — 0.3%
American Express Co. ............... 1,787 311,296
Capital One Financial Corp. ............ 1,051 114,948
Discover Financial Services ............ 844 98,621
Synchrony Financial ................. 838 28,425
553,290

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail — 1.3%
Aeon Co. Ltd. ..................... 1,000 $ 20,476
Carrefour SA ...................... 2,094 39,683
Costco Wholesale Corp. .............. 1,242 668,668
Dollar General Corp. ................ 811 137,692
Dollar Tree, Inc.
(a)
................... 714 102,459
J Sainsbury plc .................... 7,438 25,427
Jeronimo Martins SGPS SA ............ 2,565 70,662
Kesko OYJ, Class B ................. 1,593 30,000
Kroger Co. (The)
(d)
.................. 1,770 83,190
Sysco Corp. ...................... 1,175 87,185
Target Corp. ...................... 1,496 197,322
Walgreens Boots Alliance, Inc.
(d)
......... 738 21,026
Walmart, Inc. ...................... 4,034 634,064
Woolworths Group Ltd. ............... 1,010 26,761
2,144,615
Containers & Packaging — 1.8%
Amcor plc ........................ 29,802 297,424
Avery Dennison Corp. ................ 1,449 248,938
Ball Corp. ........................ 5,821 338,840
Crown Holdings, Inc. ................ 3,414 296,574
International Paper Co. ............... 28,926 920,136
Packaging Corp. of America ........... 4,327 571,856
Sealed Air Corp. ................... 412 16,480
SIG Group AG ..................... 1,697 46,883
Smurfit Kappa Group plc .............. 760 25,365
WestRock Co. ..................... 8,053 234,101
2,996,597
Distributors — 0.0%
Pool Corp.
(d)
...................... 218 81,672
Diversified REITs — 0.1%
British Land Co. plc (The) ............. 3,170 12,225
Daiwa House REIT Investment Corp. ..... 11 21,091
Land Securities Group plc ............. 3,084 22,550
Nomura Real Estate Master Fund, Inc. .... 27 31,141
87,007
Electric Utilities — 1.1%
Acciona SA ....................... 100 16,979
American Electric Power Co., Inc. ........ 807 67,949
BKW AG ........................ 101 17,857
CK Infrastructure Holdings Ltd. .......... 2,500 13,260
CLP Holdings Ltd. .................. 6,000 46,732
Constellation Energy Corp. ............ 806 73,789
Duke Energy Corp. ................. 1,063 95,394
Edison International ................. 645 44,795
EDP - Energias de Portugal SA ......... 6,537 31,951
Endesa SA ....................... 1,816 39,022
Enel SpA ........................ 18,032 121,579
Entergy Corp. ..................... 172 16,748
Eversource Energy ................. 176 12,482
Exelon Corp. ...................... 1,839 74,921
FirstEnergy Corp. .................. 541 21,034
Iberdrola SA ...................... 14,691 191,847
Mercury NZ Ltd. .................... 5,724 22,878
NextEra Energy, Inc. ................ 5,754 426,947
NRG Energy, Inc. ................... 516 19,293
Orsted A/S
(b)(c)
..................... 416 39,438
PG&E Corp.
(a)
..................... 3,741 64,644
Pinnacle West Capital Corp. ........... 157 12,789
Power Assets Holdings Ltd. ............ 9,000 47,245
PPL Corp. ....................... 2,337 61,837
Southern Co. (The) ................. 1,743 122,446
SSE plc ......................... 3,291 77,174
Terna - Rete Elettrica Nazionale ......... 3,312 28,249
Security
Shares
Shares Value
Electric Utilities (continued)
Xcel Energy, Inc. ................... 679 $ 42,213
1,851,492
Electrical Equipment — 0.4%
ABB Ltd. (Registered) ................ 3,409 134,113
Eaton Corp. plc .................... 89 17,898
Fuji Electric Co. Ltd. ................. 1,400 61,635
Legrand SA ...................... 409 40,574
Mitsubishi Electric Corp. .............. 3,900 55,134
Nidec Corp. ...................... 400 22,042
Rockwell Automation, Inc. ............. 93 30,639
Schneider Electric SE ................ 1,046 190,034
Siemens Energy AG
(a)
................ 658 11,635
Vestas Wind Systems A/S
(a)
............ 1,994 53,015
616,719
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A ............. 3,580 304,121
Azbil Corp. ....................... 1,900 60,135
CDW Corp. ....................... 323 59,271
Corning, Inc. ...................... 1,395 48,881
Halma plc ........................ 1,021 29,553
Hexagon AB, Class B ................ 5,615 69,066
Hirose Electric Co. Ltd. ............... 300 39,940
Ibiden Co. Ltd. ..................... 500 28,449
Keyence Corp. .................... 400 190,063
Keysight Technologies, Inc.
(a)
........... 396 66,310
Kyocera Corp. ..................... 300 16,309
Murata Manufacturing Co. Ltd. .......... 1,200 68,929
Omron Corp. ...................... 1,400 85,962
Shimadzu Corp. .................... 2,100 64,908
TDK Corp. ....................... 2,200 85,811
TE Connectivity Ltd. ................. 450 63,072
Venture Corp. Ltd. .................. 4,800 52,405
Yokogawa Electric Corp. .............. 2,300 42,576
1,375,761
Energy Equipment & Services — 0.1%
Baker Hughes Co., Class A ............ 1,858 58,732
Halliburton Co. .................... 1,476 48,693
Schlumberger NV .................. 2,717 133,459
Tenaris SA ....................... 800 11,967
252,851
Entertainment — 0.7%
Activision Blizzard, Inc.
(a)
.............. 1,808 152,414
Capcom Co. Ltd. ................... 500 19,820
Electronic Arts, Inc. ................. 817 105,965
Koei Tecmo Holdings Co. Ltd. .......... 800 13,857
Netflix, Inc.
(a)
...................... 831 366,047
Nexon Co. Ltd. .................... 800 15,341
Nintendo Co. Ltd. ................... 2,200 100,294
ROBLOX Corp., Class A
(a)
............. 352 14,186
Sea Ltd., ADR, Class A
(a)
.............. 640 37,146
Square Enix Holdings Co. Ltd. .......... 200 9,306
Take-Two Interactive Software, Inc.
(a)
...... 479 70,490
Toho Co. Ltd. ..................... 400 15,236
Walt Disney Co. (The)
(a)
.............. 2,803 250,252
1,170,354
Financial Services — 2.5%
Adyen NV
(a)(b)(c)
.................... 37 64,072
Apollo Global Management, Inc. ......... 369 28,343
Berkshire Hathaway, Inc., Class B
(a)
...... 3,911 1,333,651
Block, Inc., Class A
(a)
................ 376 25,030
Edenred ......................... 300 20,095
Fidelity National Information Services, Inc. .. 1,690 92,443

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Volatility V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Fiserv, Inc.
(a)
...................... 1,693 $ 213,572
FleetCor Technologies, Inc.
(a)
........... 271 68,043
Global Payments, Inc. ............... 865 85,220
GMO Payment Gateway, Inc. ........... 200 15,688
Industrivarden AB, Class A ............ 940 26,070
Industrivarden AB, Class C ............ 1,156 31,899
Investor AB, Class A ................. 1,021 20,434
Investor AB, Class B ................. 3,967 79,360
Jack Henry & Associates, Inc. .......... 152 25,434
L E Lundbergforetagen AB, Class B ...... 764 32,534
M&G plc ......................... 9,749 23,726
Mastercard, Inc., Class A .............. 1,871 735,864
Mitsubishi HC Capital, Inc. ............. 3,200 19,000
Nexi SpA
(a)(b)(c)
..................... 2,454 19,253
ORIX Corp. ....................... 3,200 58,356
PayPal Holdings, Inc.
(a)
............... 3,223 215,071
Visa, Inc., Class A
(d)
................. 4,366 1,036,838
Worldline SA
(a)(b)(c)
.................. 480 17,578
4,287,574
Food Products — 1.6%
Archer-Daniels-Midland Co. ............ 2,234 168,801
Associated British Foods plc ........... 1,603 40,593
Barry Callebaut AG (Registered) ......... 11 21,253
Bunge Ltd. ....................... 544 51,326
Campbell Soup Co. ................. 875 39,996
Chocoladefabriken Lindt & Spruengli AG ... 5 62,865
Chocoladefabriken Lindt & Spruengli AG
(Registered) .................... 1 124,119
Conagra Brands, Inc. ................ 2,202 74,251
Danone SA ....................... 975 59,751
Darling Ingredients, Inc.
(a)
............. 592 37,764
General Mills, Inc. .................. 2,317 177,714
Hershey Co. (The) .................. 649 162,055
Hormel Foods Corp. ................. 2,147 86,352
JM Smucker Co. (The) ............... 328 48,436
Kellogg Co. ....................... 844 56,886
Kerry Group plc, Class A .............. 268 26,158
Kraft Heinz Co. (The) ................ 3,740 132,770
Lamb Weston Holdings, Inc. ........... 905 104,030
McCormick & Co., Inc. (Non-Voting) ...... 1,466 127,879
MEIJI Holdings Co. Ltd. .............. 3,300 73,692
Mondelez International, Inc., Class A ...... 4,049 295,334
Nestle SA (Registered) ............... 5,918 711,886
Orkla ASA ........................ 4,872 35,032
Tyson Foods, Inc., Class A ............ 1,583 80,796
2,799,739
Gas Utilities — 0.1%
Hong Kong & China Gas Co. Ltd. ........ 20,732 17,954
Naturgy Energy Group SA ............. 1,300 38,753
Snam SpA ....................... 5,623 29,388
86,095
Ground Transportation — 0.5%
Central Japan Railway Co. ............ 400 50,117
CSX Corp. ....................... 3,697 126,068
East Japan Railway Co. .............. 900 49,908
Hankyu Hanshin Holdings, Inc. .......... 1,100 36,370
Keio Corp. ....................... 400 12,583
Keisei Electric Railway Co. Ltd. ......... 700 29,014
Kintetsu Group Holdings Co. Ltd. ........ 500 17,316
MTR Corp. Ltd. .................... 4,500 20,716
Norfolk Southern Corp. ............... 358 81,180
Odakyu Electric Railway Co. Ltd. ........ 1,200 16,080
Old Dominion Freight Line, Inc. ......... 157 58,051
Security
Shares
Shares Value
Ground Transportation (continued)
Tobu Railway Co. Ltd. ................ 1,100 $ 29,494
Tokyu Corp. ...................... 2,500 30,152
Union Pacific Corp. ................. 1,265 258,844
West Japan Railway Co. .............. 400 16,637
832,530
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories ................. 3,548 386,803
Alcon, Inc. ....................... 930 77,155
Align Technology, Inc.
(a)
............... 77 27,230
Becton Dickinson & Co. .............. 257 67,851
BioMerieux ....................... 235 24,674
Boston Scientific Corp.
(a)
.............. 1,219 65,936
Carl Zeiss Meditec AG ............... 189 20,439
Coloplast A/S, Class B ............... 154 19,271
Dexcom, Inc.
(a)
.................... 442 56,801
Edwards Lifesciences Corp.
(a)
.......... 551 51,976
EssilorLuxottica SA ................. 651 122,759
Fisher & Paykel Healthcare Corp. Ltd. ..... 1,073 16,157
Hoya Corp. ....................... 700 83,766
IDEXX Laboratories, Inc.
(a)
............. 84 42,187
Intuitive Surgical, Inc.
(a)
............... 569 194,564
Koninklijke Philips NV
(a)
............... 1,063 23,033
Medtronic plc ..................... 1,702 149,946
Olympus Corp. .................... 3,000 47,476
ResMed, Inc. ..................... 70 15,295
Siemens Healthineers AG
(b)(c)
........... 739 41,883
Smith & Nephew plc ................. 2,707 43,673
Sonova Holding AG (Registered) ........ 88 23,482
Straumann Holding AG (Registered) ...... 173 28,131
Stryker Corp. ..................... 453 138,206
Sysmex Corp. ..................... 500 34,249
Terumo Corp. ..................... 1,400 44,590
1,847,533
Health Care Providers & Services — 0.6%
Elevance Health, Inc. ................ 262 116,404
Fresenius SE & Co. KGaA ............. 528 14,645
Humana, Inc. ..................... 44 19,674
UnitedHealth Group, Inc. .............. 1,668 801,707
952,430
Health Care REITs — 0.0%
Welltower, Inc. ..................... 543 43,923
Health Care Technology — 0.0%
M3, Inc. ......................... 1,300 28,346
Hotels, Restaurants & Leisure — 1.0%
Accor SA ........................ 403 14,996
Amadeus IT Group SA
(a)
.............. 743 56,580
Aramark ......................... 317 13,647
Booking Holdings, Inc.
(a)
.............. 27 72,909
Chipotle Mexican Grill, Inc.
(a)
........... 76 162,564
Compass Group plc ................. 2,273 63,651
Darden Restaurants, Inc.
(d)
............ 95 15,873
Delivery Hero SE
(a)(b)(c)
................ 412 18,178
Domino's Pizza, Inc. ................. 47 15,839
DoorDash, Inc., Class A
(a)
............. 750 57,315
Entain plc ........................ 2,598 42,009
Evolution AB
(b)(c)
.................... 322 40,805
Flutter Entertainment plc
(a)
............. 162 32,604
Galaxy Entertainment Group Ltd.
(a)
....... 9,000 57,336
InterContinental Hotels Group plc ........ 357 24,678
McDonald's Corp. .................. 1,796 535,944
McDonald's Holdings Co. Japan Ltd. ...... 1,200 46,654
Norwegian Cruise Line Holdings Ltd.
(a)(d)
... 1,109 24,143

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Oriental Land Co. Ltd. ............... 2,600 $ 101,364
Starbucks Corp. .................... 2,694 266,868
Whitbread plc ..................... 1,716 73,868
Yum! Brands, Inc. .................. 139 19,258
1,757,083
Household Durables — 0.7%
Barratt Developments plc ............. 3,383 17,780
Berkeley Group Holdings plc ........... 829 41,326
DR Horton, Inc. .................... 2,397 291,691
Lennar Corp., Class A ................ 1,988 249,116
NVR, Inc.
(a)
....................... 27 171,467
Open House Group Co. Ltd. ........... 500 18,051
Panasonic Holdings Corp. ............. 1,100 13,488
Persimmon plc .................... 812 10,580
PulteGroup, Inc. ................... 2,182 169,498
Sekisui House Ltd. .................. 1,000 20,200
Sony Group Corp. .................. 2,200 198,594
Taylor Wimpey plc .................. 9,098 11,885
1,213,676
Household Products — 2.3%
Church & Dwight Co., Inc. ............. 3,832 384,082
Clorox Co. (The) ................... 2,001 318,239
Colgate-Palmolive Co. ............... 7,275 560,466
Henkel AG & Co. KGaA .............. 354 24,920
Kimberly-Clark Corp. ................ 3,903 538,848
Procter & Gamble Co. (The) ........... 13,941 2,115,407
Reckitt Benckiser Group plc ............ 962 72,295
4,014,257
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) ................... 3,843 79,665
Meridian Energy Ltd. ................ 6,761 23,282
RWE AG ........................ 1,787 77,871
Vistra Corp. ...................... 732 19,215
200,033
Industrial Conglomerates — 0.5%
General Electric Co. ................. 591 64,921
Hikari Tsushin, Inc. .................. 100 14,353
Hitachi Ltd. ....................... 1,800 111,918
Honeywell International, Inc. ........... 1,200 249,000
Jardine Cycle & Carriage Ltd. .......... 1,200 30,943
Jardine Matheson Holdings Ltd. ......... 500 25,355
Keppel Corp. Ltd.
(d)
................. 9,200 45,786
Siemens AG (Registered) ............. 1,378 229,714
Toshiba Corp. ..................... 600 18,828
790,818
Industrial REITs — 0.2%
CapitaLand Ascendas REIT ............ 23,500 47,432
GLP J-REIT ...................... 26 25,645
Goodman Group ................... 3,089 41,525
Mapletree Logistics Trust ............. 11,200 13,471
Prologis, Inc. ...................... 1,776 217,791
Segro plc ........................ 3,824 34,874
380,738
Insurance — 0.9%
Admiral Group plc .................. 560 14,831
Aflac, Inc. ........................ 1,023 71,405
AIA Group Ltd. .................... 22,200 225,474
Allianz SE (Registered) ............... 859 200,082
American International Group, Inc. ....... 1,309 75,320
Assicurazioni Generali SpA ............ 1,016 20,661
Aviva plc ........................ 7,625 38,363
Security
Shares
Shares Value
Insurance (continued)
AXA SA ......................... 3,619 $ 106,946
Dai-ichi Life Holdings, Inc. ............. 1,400 26,628
Hannover Rueck SE ................. 117 24,839
Legal & General Group plc ............ 15,570 45,080
Lincoln National Corp. ............... 406 10,459
MetLife, Inc. ...................... 1,273 71,963
MS&AD Insurance Group Holdings, Inc. ... 700 24,789
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) ................. 267 100,235
Phoenix Group Holdings plc ........... 2,345 15,866
Principal Financial Group, Inc. .......... 236 17,898
Prudential Financial, Inc. .............. 337 29,730
Prudential plc ..................... 4,781 67,524
Sampo OYJ, Class A ................ 1,481 66,515
Sompo Holdings, Inc. ................ 600 26,922
Swiss Life Holding AG (Registered) ....... 62 36,313
Swiss Re AG ...................... 460 46,351
Tokio Marine Holdings, Inc. ............ 2,900 66,855
Tryg A/S ......................... 722 15,636
Zurich Insurance Group AG ............ 323 153,647
1,600,332
Interactive Media & Services — 2.7%
Alphabet, Inc., Class A
(a)
.............. 13,944 1,669,097
Alphabet, Inc., Class C
(a)
.............. 12,104 1,464,221
Auto Trader Group plc
(b)(c)
............. 5,695 44,219
Meta Platforms, Inc., Class A
(a)
.......... 5,219 1,497,748
Scout24 SE
(b)(c)
.................... 271 17,172
4,692,457
IT Services — 0.8%
Accenture plc, Class A ............... 1,371 423,063
Bechtle AG ....................... 532 21,127
Capgemini SE ..................... 315 59,643
Cognizant Technology Solutions Corp., Class A 766 50,004
DXC Technology Co.
(a)
............... 561 14,990
EPAM Systems, Inc.
(a)
................ 49 11,013
Fujitsu Ltd. ....................... 600 77,690
International Business Machines Corp. .... 1,768 236,576
Itochu Techno-Solutions Corp. .......... 2,700 68,418
NEC Corp. ....................... 1,200 58,215
Nomura Research Institute Ltd. ......... 1,200 33,153
Obic Co. Ltd. ...................... 600 96,305
Otsuka Corp. ..................... 1,600 62,322
SCSK Corp. ...................... 5,400 84,980
TIS, Inc. ......................... 2,200 55,122
VeriSign, Inc.
(a)
.................... 70 15,818
1,368,439
Leisure Products — 0.1%
Bandai Namco Holdings, Inc. ........... 900 20,842
Hasbro, Inc. ...................... 1,925 124,682
145,524
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc. ............. 424 50,986
Danaher Corp. .................... 1,157 277,680
Eurofins Scientific SE ................ 540 34,316
Illumina, Inc.
(a)
..................... 231 43,310
IQVIA Holdings, Inc.
(a)
................ 220 49,449
Lonza Group AG (Registered) .......... 171 102,209
Mettler-Toledo International, Inc.
(a)
....... 30 39,349
QIAGEN NV
(a)
..................... 827 37,174
Sartorius Stedim Biotech .............. 114 28,472
Thermo Fisher Scientific, Inc. ........... 771 402,269

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Volatility V.I. Fund
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
West Pharmaceutical Services, Inc. ...... 100 $ 38,247
1,103,461
Machinery — 0.3%
Alstom SA ....................... 1,013 30,239
Atlas Copco AB, Class A .............. 2,334 33,696
Caterpillar, Inc. .................... 389 95,713
FANUC Corp. ..................... 1,800 63,190
Kone OYJ, Class B ................. 1,566 81,815
Kurita Water Industries Ltd. ............ 400 15,357
MISUMI Group, Inc. ................. 1,700 34,226
Mitsubishi Heavy Industries Ltd. ......... 400 18,682
Sandvik AB ....................... 1,207 23,566
Schindler Holding AG ................ 194 45,552
SMC Corp. ....................... 100 55,576
Yaskawa Electric Corp. ............... 500 23,052
520,664
Marine Transportation — 0.0%
Mitsui OSK Lines Ltd. ................ 700 16,841
Media — 0.2%
Charter Communications, Inc., Class A
(a)
... 69 25,349
Comcast Corp., Class A .............. 7,157 297,373
322,722
Metals & Mining — 1.3%
Alcoa Corp. ....................... 810 27,483
Anglo American plc ................. 4,085 116,314
Antofagasta plc .................... 816 15,175
BHP Group Ltd. .................... 11,596 348,598
Cleveland-Cliffs, Inc.
(a)
............... 5,276 88,426
Endeavour Mining plc ................ 545 13,089
Fortescue Metals Group Ltd. ........... 4,047 60,052
Freeport-McMoRan, Inc. .............. 5,060 202,400
Glencore plc ...................... 25,998 147,406
IGO Ltd. ......................... 3,176 32,417
Mineral Resources Ltd. ............... 289 13,841
Newcrest Mining Ltd. ................ 2,906 51,838
Newmont Corp. .................... 2,332 99,483
Nippon Steel Corp. .................. 1,200 25,115
Northern Star Resources Ltd. ........... 3,424 27,895
Nucor Corp. ...................... 1,931 316,645
Pilbara Minerals Ltd. ................. 6,045 19,868
Reliance Steel & Aluminum Co. ......... 408 110,809
Rio Tinto Ltd. ..................... 910 69,687
Rio Tinto plc ...................... 3,265 207,490
Steel Dynamics, Inc. ................. 1,629 177,447
Sumitomo Metal Mining Co. Ltd. ......... 700 22,598
2,194,076
Multi-Utilities — 0.5%
Ameren Corp. ..................... 538 43,939
CenterPoint Energy, Inc. .............. 829 24,165
CMS Energy Corp. .................. 284 16,685
Consolidated Edison, Inc. ............. 826 74,670
Dominion Energy, Inc. ................ 1,781 92,238
DTE Energy Co. ................... 364 40,047
E.ON SE ........................ 5,044 64,434
Engie SA ........................ 4,044 67,344
National Grid plc ................... 8,463 112,206
Public Service Enterprise Group, Inc. ..... 2,138 133,860
Sempra Energy .................... 747 108,756
Veolia Environnement SA ............. 2,285 72,333
WEC Energy Group, Inc. .............. 736 64,945
915,622
Security
Shares
Shares Value
Office REITs — 0.0%
Gecina SA ....................... 208 $ 22,189
Japan Real Estate Investment Corp. ...... 8 30,445
Nippon Building Fund, Inc. ............. 7 27,525
80,159
Oil, Gas & Consumable Fuels — 2.5%
APA Corp. ....................... 598 20,434
BP plc .......................... 36,406 211,969
Chevron Corp. ..................... 3,899 613,508
ConocoPhillips .................... 2,764 286,378
Coterra Energy, Inc. ................. 1,879 47,539
Devon Energy Corp. ................. 1,781 86,094
Diamondback Energy, Inc. ............. 387 50,836
Eni SpA ......................... 5,410 77,884
EOG Resources, Inc. ................ 1,390 159,072
EQT Corp. ....................... 534 21,963
Equinor ASA ...................... 552 16,074
Exxon Mobil Corp. .................. 9,871 1,058,665
Hess Corp. ....................... 668 90,815
Inpex Corp. ....................... 3,500 38,453
Kinder Morgan, Inc. ................. 1,112 19,149
Marathon Oil Corp. .................. 1,069 24,608
Marathon Petroleum Corp. ............ 694 80,920
Neste OYJ ....................... 1,133 43,624
Occidental Petroleum Corp. ............ 1,662 97,726
ONEOK, Inc. ...................... 775 47,833
Phillips 66 ........................ 685 65,335
Pioneer Natural Resources Co. ......... 548 113,535
Santos Ltd. ....................... 6,408 32,062
Shell plc ......................... 13,917 415,168
Targa Resources Corp. ............... 204 15,524
Texas Pacific Land Corp. .............. 14 18,431
TotalEnergies SE ................... 4,872 279,675
Valero Energy Corp. ................. 711 83,400
Williams Cos., Inc. (The) .............. 1,026 33,478
Woodside Energy Group Ltd. ........... 3,400 78,647
4,228,799
Paper & Forest Products — 0.1%
Oji Holdings Corp. .................. 15,900 59,451
Stora Enso OYJ, Class R ............. 2,645 30,687
90,138
Passenger Airlines — 1.1%
Alaska Air Group, Inc.
(a)
............... 336 17,869
American Airlines Group, Inc.
(a)
.......... 1,712 30,713
ANA Holdings, Inc.
(a)
................. 1,700 40,495
Delta Air Lines, Inc.
(a)(d)
............... 18,122 861,520
Japan Airlines Co. Ltd. ............... 700 15,178
Qantas Airways Ltd.
(a)
................ 7,030 29,133
Singapore Airlines Ltd. ............... 4,700 24,901
Southwest Airlines Co. ............... 23,780 861,074
United Airlines Holdings, Inc.
(a)
.......... 805 44,170
1,925,053
Personal Care Products — 0.8%
Beiersdorf AG ..................... 361 47,805
Estee Lauder Cos., Inc. (The), Class A .... 2,917 572,840
Haleon plc ....................... 9,317 38,241
Kao Corp. ........................ 500 18,145
Kobayashi Pharmaceutical Co. Ltd. ....... 400 21,750
L'Oreal SA ....................... 635 296,212
Unilever plc ....................... 5,774 300,677
1,295,670

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals — 3.9%
Astellas Pharma, Inc. ................ 5,500 $ 81,909
AstraZeneca plc ................... 3,068 439,811
Bayer AG (Registered) ............... 2,182 120,785
Bristol-Myers Squibb Co. .............. 5,620 359,399
Catalent, Inc.
(a)
.................... 655 28,401
Chugai Pharmaceutical Co. Ltd. ......... 1,800 51,262
Daiichi Sankyo Co. Ltd. ............... 3,600 114,387
Eisai Co. Ltd. ..................... 600 40,664
Eli Lilly & Co. ..................... 2,159 1,012,528
GSK plc ......................... 8,245 146,123
Ipsen SA ........................ 204 24,557
Johnson & Johnson ................. 5,986 990,803
Kyowa Kirin Co. Ltd. ................. 900 16,682
Merck & Co., Inc. ................... 6,382 736,419
Merck KGaA ...................... 309 51,149
Novartis AG (Registered) ............. 3,712 374,242
Novo Nordisk A/S, Class B ............ 3,076 496,897
Ono Pharmaceutical Co. Ltd. ........... 700 12,630
Organon & Co. .................... 670 13,943
Otsuka Holdings Co. Ltd. ............. 700 25,677
Pfizer, Inc. ....................... 15,046 551,887
Roche Holding AG .................. 1,351 412,690
Sanofi .......................... 2,275 244,917
Shionogi & Co. Ltd. ................. 1,000 42,179
Takeda Pharmaceutical Co. Ltd. ......... 2,900 91,125
Viatris, Inc. ....................... 1,553 15,499
Zoetis, Inc., Class A ................. 1,445 248,843
6,745,408
Professional Services — 0.2%
Automatic Data Processing, Inc. ......... 270 59,343
BayCurrent Consulting, Inc. ............ 500 18,801
Bureau Veritas SA .................. 500 13,718
CoStar Group, Inc.
(a)
................. 363 32,307
Paycom Software, Inc. ............... 62 19,917
Recruit Holdings Co. Ltd. ............. 2,300 73,405
RELX plc ........................ 1,405 46,872
SGS SA (Registered) ................ 653 61,774
326,137
Real Estate Management & Development — 0.4%
CapitaLand Investment Ltd. ............ 11,600 28,500
CBRE Group, Inc., Class A
(a)
........... 616 49,717
CK Asset Holdings Ltd. ............... 10,000 55,568
Daito Trust Construction Co. Ltd. ........ 200 20,261
Daiwa House Industry Co. Ltd. .......... 1,900 50,202
Hongkong Land Holdings Ltd. .......... 7,500 29,327
Hulic Co. Ltd. ..................... 4,500 38,558
Mitsubishi Estate Co. Ltd. ............. 3,700 43,957
Mitsui Fudosan Co. Ltd. .............. 1,900 37,870
Nomura Real Estate Holdings, Inc. ....... 600 14,265
Sino Land Co. Ltd. .................. 14,000 17,235
Sumitomo Realty & Development Co. Ltd. .. 800 19,825
Sun Hung Kai Properties Ltd. ........... 6,000 75,808
Swire Pacific Ltd., Class A ............. 2,000 15,365
Swire Properties Ltd. ................ 9,200 22,668
Swiss Prime Site AG (Registered) ........ 614 53,336
Vonovia SE ....................... 710 13,866
Wharf Real Estate Investment Co. Ltd. .... 6,000 30,104
616,432
Residential REITs — 0.0%
AvalonBay Communities, Inc. .......... 130 24,605
Equity Residential .................. 200 13,194
Invitation Homes, Inc. ................ 444 15,274
53,073
Security
Shares
Shares Value
Retail REITs — 0.1%
CapitaLand Integrated Commercial Trust ... 13,300 $ 18,848
Federal Realty Investment Trust ......... 181 17,516
Japan Metropolitan Fund Investment Corp. . 25 16,727
Link REIT ........................ 9,420 52,442
Mapletree Pan Asia Commercial Trust ..... 11,300 13,594
Realty Income Corp. ................. 357 21,345
Simon Property Group, Inc. ............ 425 49,079
189,551
Semiconductors & Semiconductor Equipment — 4.0%
Advanced Micro Devices, Inc.
(a)
......... 3,387 385,813
Advantest Corp. .................... 700 94,279
Analog Devices, Inc. ................. 1,177 229,291
Applied Materials, Inc. ............... 1,224 176,917
ASM International NV ................ 143 60,718
ASML Holding NV .................. 669 485,245
Broadcom, Inc. .................... 959 831,865
Disco Corp. ....................... 200 31,709
Enphase Energy, Inc.
(a)
............... 270 45,220
First Solar, Inc.
(a)
................... 106 20,150
Infineon Technologies AG ............. 5,330 219,501
Intel Corp. ....................... 7,289 243,744
KLA Corp. ........................ 154 74,693
Lam Research Corp. ................ 234 150,429
Lattice Semiconductor Corp.
(a)
.......... 322 30,935
Microchip Technology, Inc. ............. 1,180 105,716
Micron Technology, Inc. ............... 1,889 119,215
Monolithic Power Systems, Inc. ......... 72 38,897
NVIDIA Corp. ..................... 5,467 2,312,650
NXP Semiconductors NV ............. 356 72,866
Qorvo, Inc.
(a)
...................... 234 23,875
QUALCOMM, Inc. .................. 2,511 298,910
Renesas Electronics Corp.
(a)
........... 4,000 75,489
Rohm Co. Ltd. ..................... 800 75,779
Skyworks Solutions, Inc. .............. 133 14,722
Texas Instruments, Inc. ............... 2,745 494,155
Tokyo Electron Ltd. ................. 700 100,820
6,813,603
Software — 6.1%
Adobe, Inc.
(a)
...................... 1,257 614,660
ANSYS, Inc.
(a)
..................... 187 61,761
Atlassian Corp., Class A
(a)
............. 125 20,976
Autodesk, Inc.
(a)
.................... 514 105,170
BILL Holdings, Inc.
(a)
................. 177 20,682
Black Knight, Inc.
(a)
.................. 380 22,697
Cadence Design Systems, Inc.
(a)
........ 785 184,098
Crowdstrike Holdings, Inc., Class A
(a)
...... 183 26,877
Dassault Systemes SE ............... 1,916 84,900
Datadog, Inc., Class A
(a)
.............. 221 21,742
DocuSign, Inc.
(a)
................... 447 22,837
Dynatrace, Inc.
(a)
................... 234 12,044
Fair Isaac Corp.
(a)
................... 76 61,500
Fortinet, Inc.
(a)
..................... 1,869 141,278
HubSpot, Inc.
(a)
.................... 47 25,008
Intuit, Inc. ........................ 777 356,014
Microsoft Corp. .................... 18,433 6,277,174
Nemetschek SE .................... 194 14,483
Oracle Corp. ...................... 4,019 478,623
Oracle Corp. Japan ................. 700 52,062
Palantir Technologies, Inc., Class A
(a)
..... 2,489 38,156
Palo Alto Networks, Inc.
(a)
............. 123 31,428
Roper Technologies, Inc. .............. 347 166,838
Sage Group plc (The) ................ 3,552 41,725
Salesforce, Inc.
(a)
................... 2,669 563,853
SAP SE ......................... 1,972 269,390

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Volatility V.I. Fund
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
ServiceNow, Inc.
(a)
.................. 571 $ 320,885
Splunk, Inc.
(a)
..................... 296 31,403
Synopsys, Inc.
(a)
................... 321 139,767
Temenos AG (Registered) ............. 331 26,356
Tyler Technologies, Inc.
(a)
............. 160 66,635
VMware, Inc., Class A
(a)
.............. 114 16,381
Workday, Inc., Class A
(a)
.............. 181 40,886
Xero Ltd.
(a)
....................... 268 21,472
Zoom Video Communications, Inc., Class A
(a)
189 12,829
Zscaler, Inc.
(a)
..................... 98 14,337
10,406,927
Specialized REITs — 0.3%
American Tower Corp. ............... 813 157,673
Crown Castle, Inc. .................. 527 60,046
Digital Realty Trust, Inc. .............. 250 28,468
Equinix, Inc. ...................... 160 125,431
Extra Space Storage, Inc. ............. 93 13,843
Iron Mountain, Inc. .................. 399 22,671
Public Storage ..................... 230 67,132
SBA Communications Corp. ........... 79 18,309
VICI Properties, Inc. ................. 1,012 31,807
Weyerhaeuser Co. .................. 910 30,494
555,874
Specialty Retail — 2.8%
Advance Auto Parts, Inc. .............. 982 69,035
AutoZone, Inc.
(a)
................... 150 374,004
Best Buy Co., Inc. .................. 2,599 212,988
Burlington Stores, Inc.
(a)
.............. 611 96,165
CarMax, Inc.
(a)
..................... 2,252 188,492
Dufry AG (Registered)
(a)
.............. 666 30,378
Fast Retailing Co. Ltd. ............... 200 51,295
H & M Hennes & Mauritz AB, Class B ..... 1,354 23,285
Home Depot, Inc. (The) .............. 4,895 1,520,583
Industria de Diseno Textil SA ........... 983 38,128
Kingfisher plc ..................... 5,278 15,556
Lowe's Cos., Inc. ................... 3,635 820,419
Nitori Holdings Co. Ltd. ............... 200 22,459
O'Reilly Automotive, Inc.
(a)
............. 452 431,796
Ross Stores, Inc. ................... 2,610 292,659
TJX Cos., Inc. (The) ................. 6,049 512,895
USS Co. Ltd. ...................... 1,200 19,867
Zalando SE
(a)(b)(c)
................... 881 25,407
4,745,411
Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc. ....................... 34,364 6,665,585
FUJIFILM Holdings Corp. ............. 1,500 89,375
HP, Inc. ......................... 592 18,180
Logitech International SA (Registered) ..... 604 36,050
6,809,190
Textiles, Apparel & Luxury Goods — 1.5%
adidas AG ....................... 399 77,457
Cie Financiere Richemont SA (Registered) .. 1,072 182,098
Deckers Outdoor Corp.
(a)
.............. 312 164,630
Hermes International ................ 40 86,949
Kering SA ........................ 107 59,085
Lululemon Athletica, Inc.
(a)
............. 871 329,673
LVMH Moet Hennessy Louis Vuitton SE .... 483 455,427
Moncler SpA ...................... 433 29,958
NIKE, Inc., Class B ................. 8,541 942,670
Pandora A/S ...................... 605 54,076
Puma SE ........................ 391 23,562
Ralph Lauren Corp., Class A
(d)
.......... 102 12,577
Tapestry, Inc. ...................... 671 28,719
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
VF Corp. ........................ 7,943 $ 151,632
2,598,513
Tobacco — 0.3%
Altria Group, Inc. ................... 1,660 75,198
British American Tobacco plc ........... 3,273 108,747
Imperial Brands plc ................. 1,763 39,023
Philip Morris International, Inc. .......... 2,338 228,235
451,203
Trading Companies & Distributors — 0.3%
Brenntag SE ...................... 349 27,228
Fastenal Co.
(d)
..................... 1,482 87,423
ITOCHU Corp. .................... 3,800 150,942
Mitsubishi Corp. .................... 1,400 67,686
Mitsui & Co. Ltd. ................... 1,300 49,202
MonotaRO Co. Ltd. ................. 1,800 22,987
United Rentals, Inc. ................. 185 82,393
WW Grainger, Inc. .................. 118 93,054
580,915
Transportation Infrastructure — 0.1%
Aena SME SA
(b)(c)
................... 173 27,999
Aeroports de Paris .................. 345 49,574
Getlink SE ....................... 1,449 24,659
102,232
Water Utilities — 0.1%
American Water Works Co., Inc. ......... 886 126,477
Severn Trent plc ................... 1,616 52,682
United Utilities Group plc .............. 3,650 44,630
223,789
Total Common Stocks — 69.4%
(Cost: $110,422,357) ............................. 118,540,620
Par (000)
Par (000)
Corporate Bonds
Diversified Telecommunication Services — 0.0%
AT&T, Inc., 7.13%, 12/15/31 .......... USD 25 27,571
Total Corporate Bonds — 0.0%
(Cost: $28,817) ................................ 27,571
Beneficial Interest
(000)
Other Interests
(e)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(a)(f)(g)(h)
..... 25 —
Total Other Interests — 0.0%
(Cost: $—) .................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.2%
Automobiles — 0.2%
Bayerische Motoren Werke AG (Preference) 128 14,586
Dr Ing hc F Porsche AG (Preference) ..... 536 66,587
Porsche Automobil Holding SE (Preference)
(a)
265 15,971
Volkswagen AG (Preference) ........... 586 78,801
175,945

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ...... 680 $ 54,384
Life Sciences Tools & Services — 0.0%
Sartorius AG (Preference) ............. 74 25,638
Total Preferred Securities — 0.2%
(Cost: $259,569) ................................ 255,967
Rights
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., CVR
(a)(h)
.............. 105 296
Total Rights — 0.0%
(Cost: $107) ................................... 296
Warrants
Oil, Gas & Consumable Fuels — 0.0%
Occidental Petroleum Corp. (Issued/
Exercisable 07/06/20, 1 Share for 1 Warrant,
Expires 08/03/27, Strike Price USD 22.00)
(a)
392 14,629
Total Warrants — 0.0%
(Cost: $1,940) ................................. 14,629
Total Long-Term Investments — 69.6%
(Cost: $110,712,790) ............................. 118,839,083
Short-Term Securities
Money Market Funds — 5.4%
(i)(j)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.98% ................... 8,341,366 8,341,366
SL Liquidity Series, LLC, Money Market Series,
5.28%
(k)
....................... 954,909 955,004
Total Money Market Funds — 5.4%
(Cost: $9,296,369) .............................. 9,296,370
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 13.0%
U.S. Treasury Bills
(l)
4.61%, 08/10/23 ................. USD 2,000 $ 1,989,165
4.88%, 10/05/23
(m)
................ 2,000 1,972,981
5.30%, 10/12/23 ................. 1,691 1,666,395
5.26%, 10/19/23 ................. 1,234 1,214,745
4.88%, 10/26/23 ................. 1,633 1,605,874
5.26%, 11/02/23
(m)
................ 1,694 1,664,130
5.02%, 11/09/23 ................. 1,843 1,808,747
5.16%, 11/16/23 ................. 1,691 1,657,909
5.33%, 11/24/23 ................. 1,691 1,655,950
5.29%, 11/30/23 ................. 1,694 1,657,306
5.27%, 12/07/23 ................. 1,702 1,663,341
5.25%, 12/14/23 ................. 1,702 1,661,501
4.59%, 03/21/24
(m)
................ 2,000 1,925,508
Total U.S. Treasury Obligations — 13.0%
(Cost: $22,154,529) .............................. 22,143,552
Total Short-Term Securities — 18.4%
(Cost: $31,450,898) .............................. 31,439,922
Total Investments — 88.0%
(Cost: $142,163,688 ) ............................. 150,279,005
Other Assets Less Liabilities — 12.0% .................. 20,584,152
Net Assets — 100.0% ..............................
$ 170,863,157
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
All or a portion of this security is on loan.
(e)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(h)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)
Affiliate of the Fund.
(j)
Annualized 7-day yield as of period end.
(k)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(l)
Rates are discount rates or a range of discount rates as of period end.
(m)
All or a portion of the security has been pledged in connection with outstanding futures contracts.

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Volatility V.I. Fund
14
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 8,260,219 $ 81,147
(a)
$ — $ — $ — $ 8,341,366 8,341,366 $ 181,996 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 1,716,448 — (763,916)
(a)
2,487 (15) 955,004 954,909 4,954
(b)
—
$ 2,487 $ (15) $ 9,296,370 $ 186,950 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
15
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
OMX Stockholm 30 Index .................................................... 94 07/21/23 $ 2,021 $ (5,457)
IFSC NIFTY 50 Index ....................................................... 47 07/27/23 1,818 51,207
MSCI Singapore Index ...................................................... 96 07/28/23 2,056 7,604
Euro-Bund .............................................................. 275 09/07/23 40,133 (93,090)
TOPIX Index ............................................................. 16 09/07/23 2,552 50,274
S&P/TSX 60 Index ......................................................... 10 09/14/23 1,840 42,864
DAX Index .............................................................. 9 09/15/23 3,999 77,504
FTSE 100 Index ........................................................... 91 09/15/23 8,734 27,276
FTSE/MIB Index ........................................................... 48 09/15/23 7,437 189,310
MSCI EAFE E-Mini Index ..................................................... 12 09/15/23 1,293 10,136
S&P 500 E-Mini Index ....................................................... 20 09/15/23 4,488 135,074
WIG20 Index ............................................................. 36 09/15/23 362 582
U.S. Treasury 10-Year Note ................................................... 318 09/20/23 35,710 (453,792)
U.S. Treasury Long Bond ..................................................... 33 09/20/23 4,194 18,384
FTSE/JSE Top 40 Index ..................................................... 138 09/21/23 5,209 (43,488)
SPI 200 Index ............................................................ 105 09/21/23 12,564 148,381
162,769
Short Contracts
CAC 40 Index ............................................................ 130 07/21/23 10,527 (181,799)
IBEX 35 Index ............................................................ 30 07/21/23 3,131 (87,963)
Euro-Bobl ............................................................... 316 09/07/23 39,899 373,131
Euro-Bund .............................................................. 47 09/07/23 6,859 20,821
Japan 10-Year Bond ........................................................ 32 09/12/23 32,944 (101,539)
Australia 10-Year Bond ...................................................... 201 09/15/23 15,555 111,680
Mini-DAX Index ........................................................... 10 09/15/23 889 (3,311)
MSCI EAFE E-Mini Index ..................................................... 281 09/15/23 30,285 (242,741)
S&P 500 E-Mini Index ....................................................... 200 09/15/23 44,883 (998,197)
Canada 10 - Year Bond ....................................................... 269 09/20/23 24,881 91,185
U.S. Treasury Ultra Bond ..................................................... 28 09/20/23 3,823 (53,235)
Long Gilt ................................................................ 339 09/27/23 41,030 295,362
SET50 Index ............................................................. 312 09/28/23 1,612 (13,210)
(789,816)
$ (627,047)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CAD 5,117,296 USD 3,822,914 Goldman Sachs International 09/20/23 $ 44,674
CHF 437,000 USD 489,736 Morgan Stanley & Co. International plc 09/20/23 2,558
EUR 7,540,727 USD 8,164,828 Goldman Sachs International 09/20/23 95,917
MXN 6,219,000 USD 351,212 Morgan Stanley & Co. International plc 09/20/23 6,734
NOK 1,187,000 USD 110,285 Toronto Dominion Bank 09/20/23 605
SEK 4,361,000 USD 404,061 Toronto Dominion Bank 09/20/23 1,807
USD 593,184 AUD 880,000 JPMorgan Chase Bank NA 09/20/23 5,677
USD 607,313 GBP 477,000 Toronto Dominion Bank 09/20/23 1,397
USD 554,856 JPY 76,233,000 Morgan Stanley & Co. International plc 09/20/23 20,034
USD 45,662 KRW 58,652,000 HSBC Bank plc 09/20/23 961
USD 92,586 SGD 124,000 HSBC Bank plc 09/20/23 625
USD 1,026,439 THB 35,189,000 HSBC Bank plc 09/20/23 26,276
USD 115,013 ZAR 2,178,000 HSBC Bank plc 09/20/23 209
207,474
AUD 5,778,592 USD 3,865,150 Barclays Bank plc 09/20/23 (7,234)

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Volatility V.I. Fund
16
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 946,000 USD 637,673 JPMorgan Chase Bank NA 09/20/23 $ (6,102)
CLP 1,618,093,000 USD 2,038,286 Citibank NA 09/20/23 (39,141)
CLP 3,011,834,000 USD 3,764,888 Morgan Stanley & Co. International plc 09/20/23 (43,785)
EUR 653,000 USD 717,849 Bank of America NA 09/20/23 (2,498)
EUR 231,000 USD 253,987 HSBC Bank plc 09/20/23 (930)
SGD 55,000 USD 41,065 BNP Paribas SA 09/20/23 (276)
USD 254,039 BRL 1,269,000 Morgan Stanley & Co. International plc 09/20/23 (7,272)
USD 356,704 CAD 475,000 Toronto Dominion Bank 09/20/23 (2,295)
USD 670,198 CHF 601,000 Bank of America NA 09/20/23 (6,847)
USD 578,270 CHF 516,000 Morgan Stanley & Co. International plc 09/20/23 (3,020)
USD 1,549,411 CLP 1,265,714,000 HSBC Bank plc 09/20/23 (14,371)
USD 1,581,918 EUR 1,461,000 Goldman Sachs International 09/20/23 (18,584)
USD 534,242 GBP 425,000 BNP Paribas SA 09/20/23 (5,621)
USD 9,447 INR 782,000 JPMorgan Chase Bank NA 09/20/23 (56)
USD 280,228 MXN 4,961,000 Barclays Bank plc 09/20/23 (5,312)
USD 6,092 NZD 10,000 JPMorgan Chase Bank NA 09/20/23 (43)
USD 402,362 PLN 1,679,000 HSBC Bank plc 09/20/23 (8,991)
USD 218,440 SEK 2,357,000 Goldman Sachs International 09/20/23 (920)
(173,298)
$ 34,176
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
40.V1 ........... 5.00 % Quarterly 06/20/28 B+ USD 2,515 $ 74,087 $ 12,266 $ 61,821
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day THOR Quarterly 1.98% Quarterly N/A 09/21/27 THB 137,500 $ (66,947) $ — $ (66,947)
1-day THOR Quarterly 2.00% Quarterly N/A 09/21/27 THB 137,500 (63,027) — (63,027)
1-day THOR Quarterly 2.02% Quarterly N/A 09/21/27 THB 93,500 (40,779) — (40,779)
1-day THOR Quarterly 2.04% Quarterly N/A 09/21/27 THB 93,500 (38,913) — (38,913)
2.04% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 93,500 38,913 32,678 6,235
1.98% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 137,500 66,947 57,379 9,568
2.02% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 93,500 40,779 34,467 6,312
2.00% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 137,500 63,027 53,619 9,408
28-day MXIBTIIE Monthly 8.32% Monthly 09/20/23
(a)
09/13/28 MXN 5,000 2,244 — 2,244
1-day THOR Quarterly 2.51% Quarterly 09/20/23
(a)
09/20/28 THB 49,000 — — —
3-mo. TWCPBA Quarterly 1.36% Quarterly 09/20/23
(a)
09/20/28 TWD 30,000 (3,677) — (3,677)
3-mo. TWCPBA Quarterly 1.41% Quarterly 09/20/23
(a)
09/20/28 TWD 35,280 (1,549) — (1,549)
3-mo. TWCPBA Quarterly 1.42% Quarterly 09/20/23
(a)
09/20/28 TWD 54,320 (1,316) — (1,316)
3-mo. TWCPBA Quarterly 1.42% Quarterly 09/20/23
(a)
09/20/28 TWD 171,400 (6,176) — (6,176)
3-mo. TWCPBA Quarterly 1.43% Quarterly 09/20/23
(a)
09/20/28 TWD 53,000 (1,076) — (1,076)
1-day SARON Annual 1.94% Annual 09/20/23
(a)
09/20/28 CHF 2,000 12,854 1,650 11,204
1-day SARON Annual 2.01% Annual 09/20/23
(a)
09/20/28 CHF 2,000 20,939 6,031 14,908

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
17
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-week
CNREPOFIX_
CFXS Quarterly 2.49% Quarterly 09/20/23
(a)
09/20/28 CNY 8,000 $ 3,164 $ — $ 3,164
1-week
CNREPOFIX_
CFXS Quarterly 2.49% Quarterly 09/20/23
(a)
09/20/28 CNY 8,000 3,010 — 3,010
1-day THOR Quarterly 2.49% Quarterly 09/20/23
(a)
09/20/28 THB 150,000 2,800 — 2,800
1-day THOR Quarterly 2.55% Quarterly 09/20/23
(a)
09/20/28 THB 36,830 3,910 — 3,910
1-day SORA Semi-Annual 2.95% Semi-Annual 09/20/23
(a)
09/20/28 SGD 2,000 (21,628) — (21,628)
1-day SORA Semi-Annual 3.05% Semi-Annual 09/20/23
(a)
09/20/28 SGD 2,000 (15,268) — (15,268)
1-day SORA Semi-Annual 3.14% Semi-Annual 09/20/23
(a)
09/20/28 SGD 3,000 (13,160) — (13,160)
1-day SORA Semi-Annual 3.18% Semi-Annual 09/20/23
(a)
09/20/28 SGD 3,000 (8,941) — (8,941)
3-mo. CD_KSDA Quarterly 3.37% Quarterly 09/20/23
(a)
09/20/28 KRW 1,109,000 (4,420) — (4,420)
3-mo. CD_KSDA Quarterly 3.37% Quarterly 09/20/23
(a)
09/20/28 KRW 3,026,000 (11,639) — (11,639)
3-mo. CD_KSDA Quarterly 3.38% Quarterly 09/20/23
(a)
09/20/28 KRW 4,468,000 (15,160) — (15,160)
3-mo. CD_KSDA Quarterly 3.38% Quarterly 09/20/23
(a)
09/20/28 KRW 4,299,000 (15,936) — (15,936)
3-mo. CD_KSDA Quarterly 3.40% Quarterly 09/20/23
(a)
09/20/28 KRW 2,758,000 (7,626) — (7,626)
1-day SORA Semi-Annual 3.41% Semi-Annual 09/20/23
(a)
09/20/28 SGD 1,000 4,418 — 4,418
3-mo. CD_KSDA Quarterly 3.42% Quarterly 09/20/23
(a)
09/20/28 KRW 5,987,300 (12,796) — (12,796)
3-mo. CD_KSDA Quarterly 3.42% Quarterly 09/20/23
(a)
09/20/28 KRW 4,898,700 (11,324) — (11,324)
3-mo. CD_KSDA Quarterly 3.43% Quarterly 09/20/23
(a)
09/20/28 KRW 3,342,997 (6,561) — (6,561)
3-mo. CD_KSDA Quarterly 3.43% Quarterly 09/20/23
(a)
09/20/28 KRW 3,816,050 (6,824) — (6,824)
3-mo. CD_KSDA Quarterly 3.43% Quarterly 09/20/23
(a)
09/20/28 KRW 3,826,953 (7,378) — (7,378)
1-day SORA Semi-Annual 3.44% Semi-Annual 09/20/23
(a)
09/20/28 SGD 1,000 5,422 — 5,422
3-mo. CD_KSDA Quarterly 3.52% Quarterly 09/20/23
(a)
09/20/28 KRW 3,791,000 — — —
1-day SOFR Annual 3.66% Annual 09/20/23
(a)
09/20/28 USD 8,000 (50,498) 4,845 (55,343)
1-day SOFR Annual 3.67% Annual 09/20/23
(a)
09/20/28 USD 8,000 (48,722) — (48,722)
1-day SOFR Annual 3.70% Annual 09/20/23
(a)
09/20/28 USD 1,000 (4,669) (268) (4,401)
6-mo. BBR Semi-Annual 3.76% Semi-Annual 09/20/23
(a)
09/20/28 AUD 20 (323) (276) (47)
3-mo. BA Semi-Annual 3.78% Semi-Annual 09/20/23
(a)
09/20/28 CAD 5,000 (37,078) (1,485) (35,593)
1-day SOFR Annual 3.80% Annual 09/20/23
(a)
09/20/28 USD 4,000 (912) (1,354) 442
1-day SOFR Annual 3.86% Annual 09/20/23
(a)
09/20/28 USD 3,000 — — —
3-mo. BA Semi-Annual 3.95% Semi-Annual 09/20/23
(a)
09/20/28 CAD 3,000 (4,355) (186) (4,169)
3-mo. BA Semi-Annual 4.00% Semi-Annual 09/20/23
(a)
09/20/28 CAD 1,000 159 (1,434) 1,593
3-mo. BA Semi-Annual 4.07% Semi-Annual 09/20/23
(a)
09/20/28 CAD 2,000 5,198 1,057 4,141
3-mo. BA Semi-Annual 4.08% Semi-Annual 09/20/23
(a)
09/20/28 CAD 2,000 5,747 4,572 1,175
3-mo. BA Semi-Annual 4.13% Semi-Annual 09/20/23
(a)
09/20/28 CAD 4,000 — — —
6-mo. PRIBOR Semi-Annual 4.27% Annual 09/20/23
(a)
09/20/28 CZK 23,000 (1,692) — (1,692)
6-mo. PRIBOR Semi-Annual 4.48% Annual 09/20/23
(a)
09/20/28 CZK 44,000 15,128 — 15,128
6-mo. PRIBOR Semi-Annual 4.67% Annual 09/20/23
(a)
09/20/28 CZK 19,000 14,268 — 14,268
6-mo. PRIBOR Semi-Annual 4.72% Annual 09/20/23
(a)
09/20/28 CZK 60,000 50,705 — 50,705
1-day SONIA Annual 4.81% Annual 09/20/23
(a)
09/20/28 GBP 3,000 (35,075) 474 (35,549)
6-mo. PRIBOR Semi-Annual 4.85% Annual 09/20/23
(a)
09/20/28 CZK 70,000 77,774 — 77,774
1-day SONIA Annual 4.89% Annual 09/20/23
(a)
09/20/28 GBP 2,000 (14,616) 11,951 (26,567)
6-mo. WIBOR Semi-Annual 4.96% Annual 09/20/23
(a)
09/20/28 PLN 12,000 11,707 — 11,707
1-day SONIA Annual 4.96% Annual 09/20/23
(a)
09/20/28 GBP 4,000 (14,646) 1,621 (16,267)
6-mo. WIBOR Semi-Annual 5.16% Annual 09/20/23
(a)
09/20/28 PLN 5,000 15,052 — 15,052
6-mo. WIBOR Semi-Annual 5.20% Annual 09/20/23
(a)
09/20/28 PLN 2,000 6,746 — 6,746
6-mo. WIBOR Semi-Annual 5.28% Annual 09/20/23
(a)
09/20/28 PLN 8,000 34,024 — 34,024
6-mo. WIBOR Semi-Annual 5.32% Annual 09/20/23
(a)
09/20/28 PLN 19,000 87,693 — 87,693
6-mo. WIBOR Semi-Annual 5.38% Annual 09/20/23
(a)
09/20/28 PLN 7,000 37,020 — 37,020
6-mo. WIBOR Semi-Annual 5.45% Annual 09/20/23
(a)
09/20/28 PLN 21,000 126,934 — 126,934
6-mo. WIBOR Semi-Annual 5.48% Annual 09/20/23
(a)
09/20/28 PLN 20,000 126,419 — 126,419
6-mo. WIBOR Semi-Annual 5.70% Annual 09/20/23
(a)
09/20/28 PLN 18,900 162,680 — 162,680
6-mo. WIBOR Semi-Annual 5.78% Annual 09/20/23
(a)
09/20/28 PLN 14,000 131,667 — 131,667
6-mo. WIBOR Semi-Annual 5.84% Annual 09/20/23
(a)
09/20/28 PLN 10,000 100,623 — 100,623
6-mo. WIBOR Semi-Annual 5.85% Annual 09/20/23
(a)
09/20/28 PLN 7,000 71,084 — 71,084
6-mo. WIBOR Semi-Annual 5.92% Annual 09/20/23
(a)
09/20/28 PLN 5,000 54,454 — 54,454
1-day MIBOR Semi-Annual 6.11% Semi-Annual 09/20/23
(a)
09/20/28 INR 327,000 (29,621) — (29,621)
1-day MIBOR Semi-Annual 6.11% Semi-Annual 09/20/23
(a)
09/20/28 INR 122,000 (10,776) — (10,776)

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Volatility V.I. Fund
18
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day MIBOR Semi-Annual 6.14% Semi-Annual 09/20/23
(a)
09/20/28 INR 46,000 $ (3,521) $ — $ (3,521)
1-day MIBOR Semi-Annual 6.19% Semi-Annual 09/20/23
(a)
09/20/28 INR 150,000 (7,649) — (7,649)
1-day MIBOR Semi-Annual 6.20% Semi-Annual 09/20/23
(a)
09/20/28 INR 88,384 (3,975) — (3,975)
1-day MIBOR Semi-Annual 6.21% Semi-Annual 09/20/23
(a)
09/20/28 INR 238,965 (9,371) — (9,371)
1-day MIBOR Semi-Annual 6.21% Semi-Annual 09/20/23
(a)
09/20/28 INR 163,650 (6,295) — (6,295)
1-day MIBOR Semi-Annual 6.23% Semi-Annual 09/20/23
(a)
09/20/28 INR 140,420 (4,486) — (4,486)
1-day MIBOR Semi-Annual 6.23% Semi-Annual 09/20/23
(a)
09/20/28 INR 206,500 (6,494) — (6,494)
1-day MIBOR Semi-Annual 6.23% Semi-Annual 09/20/23
(a)
09/20/28 INR 66,080 (2,177) — (2,177)
1-day MIBOR Semi-Annual 6.25% Semi-Annual 09/20/23
(a)
09/20/28 INR 152,256 — — —
1-day MIBOR Semi-Annual 6.26% Semi-Annual 09/20/23
(a)
09/20/28 INR 187,200 — — —
1-day MIBOR Semi-Annual 6.27% Semi-Annual 09/20/23
(a)
09/20/28 INR 140,544 — — —
2.83% Semi-Annual 1-day SORA Semi-Annual 09/20/23
(a)
09/20/28 SGD 2,000 29,663 20,901 8,762
3.85% Quarterly 3-mo. HIBOR Quarterly 09/20/23
(a)
09/20/28 HKD 10,000 9,948 — 9,948
3.89% Quarterly 3-mo. HIBOR Quarterly 09/20/23
(a)
09/20/28 HKD 14,500 11,592 — 11,592
3.88% Quarterly 3-mo. HIBOR Quarterly 09/20/23
(a)
09/20/28 HKD 14,500 11,997 — 11,997
8.76% Quarterly 3-mo. JIBAR Quarterly 09/20/23
(a)
09/20/28 ZAR 45,000 1,405 — 1,405
9.08% Quarterly 3-mo. JIBAR Quarterly 09/20/23
(a)
09/20/28 ZAR 78,000 (50,668) — (50,668)
9.12% Quarterly 3-mo. JIBAR Quarterly 09/20/23
(a)
09/20/28 ZAR 33,000 (24,131) — (24,131)
9.11% Quarterly 3-mo. JIBAR Quarterly 09/20/23
(a)
09/20/28 ZAR 39,000 (27,785) — (27,785)
8.89% Quarterly 3-mo. JIBAR Quarterly 09/20/23
(a)
09/20/28 ZAR 91,000 — — —
9.03% Quarterly 3-mo. JIBAR Quarterly 09/20/23
(a)
09/20/28 ZAR 21,000 (11,442) — (11,442)
9.02% Quarterly 3-mo. JIBAR Quarterly 09/20/23
(a)
09/20/28 ZAR 35,000 (18,337) — (18,337)
9.04% Quarterly 3-mo. JIBAR Quarterly 09/20/23
(a)
09/20/28 ZAR 47,000 (26,100) — (26,100)
8.98% Quarterly 3-mo. JIBAR Quarterly 09/20/23
(a)
09/20/28 ZAR 44,000 (19,457) — (19,457)
9.09% Quarterly 3-mo. JIBAR Quarterly 09/20/23
(a)
09/20/28 ZAR 35,000 (23,396) — (23,396)
9.06% Quarterly 3-mo. JIBAR Quarterly 09/20/23
(a)
09/20/28 ZAR 39,000 (23,618) — (23,618)
3.18% Annual 3-mo. STIBOR Quarterly 09/20/23
(a)
09/20/28 SEK 18,000 11,140 6,049 5,091
3.24% Annual 3-mo. STIBOR Quarterly 09/20/23
(a)
09/20/28 SEK 8,000 2,353 2,353 —
3.26% Annual 3-mo. STIBOR Quarterly 09/20/23
(a)
09/20/28 SEK 18,000 5,365 (14,828) 20,193
3.24% Annual 3-mo. STIBOR Quarterly 09/20/23
(a)
09/20/28 SEK 276,000 111,011 165,798 (54,787)
3.13% Annual 3-mo. STIBOR Quarterly 09/20/23
(a)
09/20/28 SEK 37,000 31,380 22,850 8,530
3.31% Annual 3-mo. STIBOR Quarterly 09/20/23
(a)
09/20/28 SEK 12,000 1,276 759 517
3.05% Annual 3-mo. STIBOR Quarterly 09/20/23
(a)
09/20/28 SEK 7,000 8,267 549 7,718
3.19% Annual 3-mo. STIBOR Quarterly 09/20/23
(a)
09/20/28 SEK 22,000 12,791 1,976 10,815
3.09% Annual 3-mo. STIBOR Quarterly 09/20/23
(a)
09/20/28 SEK 19,000 19,202 9,686 9,516
3.26% Annual 3-mo. STIBOR Quarterly 09/20/23
(a)
09/20/28 SEK 24,000 7,553 (10,586) 18,139
3.76% Annual
3-mo.
TELBOR01 Quarterly 09/20/23
(a)
09/20/28 ILS 12,000 (22,364) — (22,364)
3.73% Annual
3-mo.
TELBOR01 Quarterly 09/20/23
(a)
09/20/28 ILS 6,000 (9,099) — (9,099)
3.49% Annual
3-mo.
TELBOR01 Quarterly 09/20/23
(a)
09/20/28 ILS 4,000 5,688 — 5,688
3.86% Semi-Annual 6-mo. BBR Semi-Annual 09/20/23
(a)
09/20/28 AUD 1,500 19,611 — 19,611
3.82% Semi-Annual 6-mo. BBR Semi-Annual 09/20/23
(a)
09/20/28 AUD 1,500 21,575 — 21,575
3.84% Semi-Annual 6-mo. BBR Semi-Annual 09/20/23
(a)
09/20/28 AUD 1,500 20,477 — 20,477
3.87% Semi-Annual 6-mo. BBR Semi-Annual 09/20/23
(a)
09/20/28 AUD 3,500 44,828 — 44,828
4.35% Semi-Annual 6-mo. BBR Semi-Annual 09/20/23
(a)
09/20/28 AUD 3,000 (3,904) — (3,904)
4.28% Semi-Annual 6-mo. BBR Semi-Annual 09/20/23
(a)
09/20/28 AUD 3,000 2,263 — 2,263
3.96% Semi-Annual 6-mo. BBR Semi-Annual 09/20/23
(a)
09/20/28 AUD 1,500 15,352 — 15,352
3.81% Semi-Annual 6-mo. BBR Semi-Annual 09/20/23
(a)
09/20/28 AUD 1,000 14,731 — 14,731
4.00% Semi-Annual 6-mo. BBR Semi-Annual 09/20/23
(a)
09/20/28 AUD 5,000 45,368 — 45,368
4.21% Semi-Annual 6-mo. BBR Semi-Annual 09/20/23
(a)
09/20/28 AUD 4,500 12,712 — 12,712
4.20% Semi-Annual 6-mo. BBR Semi-Annual 09/20/23
(a)
09/20/28 AUD 4,500 13,711 — 13,711
3.96% Semi-Annual 6-mo. BBR Semi-Annual 09/20/23
(a)
09/20/28 AUD 1,500 15,441 — 15,441
3.11% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 6,000 29,917 14,726 15,191
3.18% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 3,000 4,914 (24,980) 29,894
3.16% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 1,000 2,711 (1) 2,712
3.14% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 7,000 25,942 (26,691) 52,633
3.04% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 1,000 8,526 (390) 8,916
2.97% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 6,000 70,390 18,736 51,654

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
19
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.12% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 5,000 $ 23,454 $ 13,479 $ 9,975
3.18% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 3,000 4,175 (8,880) 13,055
3.37% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 1,000 (7,914) 1,004 (8,918)
3.00% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 6,000 62,118 (15,038) 77,156
3.13% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 17,000 68,855 89,322 (20,467)
3.14% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 3,000 11,266 7,569 3,697
3.39% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 3,000 (26,549) 1,838 (28,387)
3.08% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 6,000 37,598 (9,231) 46,829
3.09% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 2,000 11,531 (448) 11,979
3.02% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 4,000 38,064 73 37,991
3.24% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 1,000 (1,513) (2,716) 1,203
3.12% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 3,000 13,038 390 12,648
3.13% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 2,000 8,495 1,000 7,495
3.13% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 2,000 8,397 (1,427) 9,824
3.33% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 3,000 (16,800) (16,398) (402)
3.05% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 2,000 16,137 (561) 16,698
$ 1,363,588 $ 452,224 $ 911,364
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 10.21% At Termination HSBC Bank plc 01/04/27 BRL 5,000 $ 5,142 $ — $ 5,142
1-day
BZDIOVER At Termination 10.31% At Termination HSBC Bank plc 01/04/27 BRL 8,000 13,617 — 13,617
$ 18,759 $ — $ 18,759
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Taiwan Capitalization Weighted
Stock Index Futures July
2023 ................ TWD 156,951,614 Merrill Lynch International & Co. 07/19/23 TWD 156,952 $ (80,631) $ — $ (80,631)
BOVESPA Index Futures August
2023 ................ BRL (2,517,323) Merrill Lynch International & Co. 08/16/23 BRL 2,517 559 — 559
BOVESPA Index Futures August
2023 ................ BRL (19,803,133) Merrill Lynch International & Co. 08/16/23 BRL 19,803 9,442 — 9,442
KOSPI 200 Index Futures
September 2023 ........ KRW (28,971,855,250) Merrill Lynch International & Co. 09/14/23 KRW 28,971,855 345,297 — 345,297
Mexican Bolsa Index Futures
September 2023 ........ MXN 8,784,184 Merrill Lynch International & Co. 09/15/23 MXN 8,784 (1,553) — (1,553)
Swiss Market Index Futures
September 2023 ........ CHF (13,524,757) HSBC Bank plc 09/15/23 CHF 13,525 50,977 — 50,977
$ 324,091 $ — $ 324,091

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Volatility V.I. Fund
20
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
MSCI Chile Net Return
Index .......... At Termination
1-day SOFR plus
0.15%
At
Termination
Merrill Lynch International
& Co. 09/05/23 USD 1,601 $ 24,350 $ — $ 24,350
1-day SOFR plus 0.27% Quarterly
Russel 1000 Value
Index Total Return Quarterly
JPMorgan Chase Bank
NA 11/10/23 USD 7,497 305,040 — 305,040
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR minus
0.15% Quarterly
Merrill Lynch International
& Co. 05/16/24 USD 759 16,087 — 16,087
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR minus
0.20% Quarterly BNP Paribas SA 05/16/24 USD 1,106 (10,477) — (10,477)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR minus
0.40% Quarterly BNP Paribas SA 05/16/24 USD 697 (43,816) — (43,816)
S&P 500 Total Return
Index .......... Quarterly
1-day SOFR plus
0.33% Quarterly UBS AG 05/24/24 USD 44,358 (2,566,309) — (2,566,309)
$ (2,275,125) $ — $ (2,275,125)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 6.90
1-day SARON ........................................ Swiss Average Rate Overnight 1.71
1-day SOFR ......................................... Secured Overnight Financing Rate 5.07
1-day SONIA ......................................... Sterling Overnight Index Average 4.93
1-day SORA ......................................... Singapore Overnight Rate Average 4.00
1-day THOR ......................................... Thailand Overnight Repo Rate ON 1.99
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 2.60
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11.50
3-mo. BA ........................................... Canadian Bankers Acceptances 5.40
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3.75
3-mo. HIBOR ........................................ Hong Kong Interbank Offered Rate 4.97
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8.50
3-mo. STIBOR ....................................... Stockholm Interbank Offered Rate 3.81
3-mo. TELBOR01 ..................................... Tel Aviv Interbank Offer Rate 4.83
3-mo. TWCPBA ....................................... Taiwan Secondary Markets Bills Rate 1.49
6-mo. BBR .......................................... Australian Bank Bill Rate 4.70
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3.90
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 7.15
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 6.85
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
......................................................... $ 601,668 $ (137,178) $ 2,041,283 $ (1,068,098)
OTC Swaps ................................................................... — — 770,511 (2,702,786)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
21
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 740,212 $ — $ 910,563 $ — $ 1,650,775
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 207,474 — — 207,474
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 61,821 — — 1,979,462 — 2,041,283
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 751,752 — 18,759 — 770,511
$ — $ 61,821 $ 1,491,964 $ 207,474 $ 2,908,784 $ — $ 4,670,043
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 1,576,166 $ — $ 701,656 $ — $ 2,277,822
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 173,298 — — 173,298
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 1,068,098 — 1,068,098
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 2,702,786 — — — 2,702,786
$ — $ — $ 4,278,952 $ 173,298 $ 1,769,754 $ — $ 6,222,004
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2023, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (5,210,361) $ — $ 4,634,830 $ — $ (575,531)
Forward foreign currency exchange contracts .... — — — (246,999) — — (246,999)
Swaps .............................. — 12,331 (2,633,279) — 926,758 — (1,694,190)
$ — $ 12,331 $ (7,843,640) $ (246,999) $ 5,561,588 $ — $ (2,516,720)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (4,828,507) $ — $ (3,866,092) $ — $ (8,694,599)
Forward foreign currency exchange contracts .... — — — 157,668 — — 157,668
Swaps .............................. — 61,821 (2,093,117) — 272,385 — (1,758,911)
$ — $ 61,821 $ (6,921,624) $ 157,668 $ (3,593,707) $ — $ (10,295,842)

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Volatility V.I. Fund
22
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 131,129,710
Average notional value of contracts — short ................................................................................. $ 266,768,502
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 12,665,080
Average amounts sold — in USD ........................................................................................ $ 22,616,517
Credit default swaps
Average notional value — sell protection ................................................................................... $ 1,257,500
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 199,560,614
Average notional value — receives fixed rate ................................................................................ $ 192,460,660
Total return swaps
Average notional value ............................................................................................... $ 77,356,584
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 728,782 $ —
Forward foreign currency exchange contracts ................................................................. 207,474 173,298
Swaps — centrally cleared .............................................................................. 294,320 —
Swaps — OTC
(a)
..................................................................................... 770,511 2,702,786
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 2,001,087 $ 2,876,084
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(1,023,102) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 977,985 $ 2,876,084
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Goldman Sachs International ........................ $ 140,591 $ (19,504) $ — $ — $ 121,087
HSBC Bank plc .................................. 97,807 (24,292) — — 73,515
JPMorgan Chase Bank NA .......................... 310,717 (6,201) — (270,000) 34,516
Merrill Lynch International & Co. ...................... 395,735 (82,184) — (313,551) —
Morgan Stanley & Co. International plc .................. 29,326 (29,326) — — —
Toronto Dominion Bank ............................ 3,809 (2,295) — — 1,514
$ 977,985 $ (163,802) $ — $ (583,551) $ 230,632

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
23
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 9,345 $ — $ — $ — $ 9,345
Barclays Bank plc ................................ 12,546 — — — 12,546
BNP Paribas SA ................................. 60,190 — — — 60,190
Citibank NA .................................... 39,141 — — — 39,141
Goldman Sachs International ........................ 19,504 (19,504) — — —
HSBC Bank plc .................................. 24,292 (24,292) — — —
JPMorgan Chase Bank NA .......................... 6,201 (6,201) — — —
Merrill Lynch International & Co. ...................... 82,184 (82,184) — — —
Morgan Stanley & Co. International plc .................. 54,077 (29,326) — — 24,751
Toronto Dominion Bank ............................ 2,295 (2,295) — — —
UBS AG ...................................... 2,566,309 — — (910,000) 1,656,309
$ 2,876,084 $ (163,802) $ — $ (910,000) $ 1,802,282
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 23,314 $ 375,927 $ — $ 399,241
Air Freight & Logistics .................................... — 87,698 — 87,698
Automobile Components .................................. 64,215 187,419 — 251,634
Automobiles .......................................... 1,972,894 861,758 — 2,834,652
Banks ............................................... 3,395,040 2,563,665 — 5,958,705
Beverages ........................................... 789,957 613,859 — 1,403,816
Biotechnology ......................................... 1,206,032 247,903 — 1,453,935
Broadline Retail ........................................ 3,389,858 120,971 — 3,510,829
Building Products ....................................... — 194,554 — 194,554
Capital Markets ........................................ 2,435,678 989,818 — 3,425,496
Chemicals ............................................ 4,143,671 1,145,987 — 5,289,658
Commercial Services & Supplies ............................. 20,613 136,692 — 157,305
Communications Equipment ................................ 586,724 41,777 — 628,501
Construction & Engineering ................................ 424,280 216,885 — 641,165
Construction Materials .................................... 31,049 189,034 — 220,083
Consumer Finance ...................................... 553,290 — — 553,290
Consumer Staples Distribution & Retail ........................ 1,931,606 213,009 — 2,144,615
Containers & Packaging .................................. 2,924,349 72,248 — 2,996,597
Distributors ........................................... 81,672 — — 81,672
Diversified REITs ....................................... — 87,007 — 87,007
Electric Utilities ........................................ 1,157,281 694,211 — 1,851,492
Electrical Equipment ..................................... 48,537 568,182 — 616,719
Electronic Equipment, Instruments & Components ................. 541,655 834,106 — 1,375,761
Energy Equipment & Services .............................. 240,884 11,967 — 252,851
Entertainment ......................................... 996,500 173,854 — 1,170,354
Financial Services ...................................... 3,859,509 428,065 — 4,287,574
Food Products ......................................... 1,644,390 1,155,349 — 2,799,739
Gas Utilities ........................................... — 86,095 — 86,095

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Volatility V.I. Fund
24
Level 1 Level 2 Level 3 Total
Ground Transportation ................................... $ 524,143 $ 308,387 $ — $ 832,530
Health Care Equipment & Supplies ........................... 1,196,795 650,738 — 1,847,533
Health Care Providers & Services ............................ 937,785 14,645 — 952,430
Health Care REITs ...................................... 43,923 — — 43,923
Health Care Technology .................................. — 28,346 — 28,346
Hotels, Restaurants & Leisure .............................. 1,231,014 526,069 — 1,757,083
Household Durables ..................................... 881,772 331,904 — 1,213,676
Household Products ..................................... 3,917,042 97,215 — 4,014,257
Independent Power and Renewable Electricity Producers ............ 98,880 101,153 — 200,033
Industrial Conglomerates .................................. 313,921 476,897 — 790,818
Industrial REITs ........................................ 217,791 162,947 — 380,738
Insurance ............................................ 276,775 1,323,557 — 1,600,332
Interactive Media & Services ............................... 4,631,066 61,391 — 4,692,457
IT Services ........................................... 751,464 616,975 — 1,368,439
Leisure Products ....................................... 124,682 20,842 — 145,524
Life Sciences Tools & Services .............................. 901,290 202,171 — 1,103,461
Machinery ............................................ 95,713 424,951 — 520,664
Marine Transportation .................................... — 16,841 — 16,841
Media ............................................... 322,722 — — 322,722
Metals & Mining ........................................ 1,022,693 1,171,383 — 2,194,076
Multi-Utilities .......................................... 599,305 316,317 — 915,622
Office REITs .......................................... — 80,159 — 80,159
Oil, Gas & Consumable Fuels ............................... 3,035,243 1,193,556 — 4,228,799
Paper & Forest Products .................................. — 90,138 — 90,138
Passenger Airlines ...................................... 1,815,346 109,707 — 1,925,053
Personal Care Products .................................. 572,840 722,830 — 1,295,670
Pharmaceuticals ....................................... 3,957,722 2,787,686 — 6,745,408
Professional Services .................................... 111,567 214,570 — 326,137
Real Estate Management & Development ....................... 49,717 566,715 — 616,432
Residential REITs ....................................... 53,073 — — 53,073
Retail REITs .......................................... 87,940 101,611 — 189,551
Semiconductors & Semiconductor Equipment .................... 5,670,063 1,143,540 — 6,813,603
Software ............................................. 9,896,539 510,388 — 10,406,927
Specialized REITs ...................................... 555,874 — — 555,874
Specialty Retail ........................................ 4,519,036 226,375 — 4,745,411
Technology Hardware, Storage & Peripherals .................... 6,683,765 125,425 — 6,809,190
Textiles, Apparel & Luxury Goods ............................ 1,629,901 968,612 — 2,598,513
Tobacco ............................................. 303,433 147,770 — 451,203
Trading Companies & Distributors ............................ 262,870 318,045 — 580,915
Transportation Infrastructure ............................... — 102,232 — 102,232
Water Utilities ......................................... 126,477 97,312 — 223,789
Corporate Bonds ........................................ — 27,571 — 27,571
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 255,967 — 255,967
Rights ................................................ — — 296 296
Warrants .............................................. 14,629 — — 14,629
Short-Term Securities
Money Market Funds ...................................... 8,341,366 — — 8,341,366
U.S. Treasury Obligations ................................... — 22,143,552 — 22,143,552
$ 98,239,175 $ 51,084,530 $ 296 $ 149,324,001
Investments valued at NAV
(a)
...................................... 955,004
$ —
$ 150,279,005
$ —
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 61,821 $ — $ 61,821
Equity contracts ........................................... 239,281 1,252,683 — 1,491,964
Foreign currency exchange contracts ............................ — 207,474 — 207,474
Interest rate contracts ....................................... 910,563 1,998,221 — 2,908,784
Liabilities
Equity contracts ........................................... (1,240,938) (3,038,014) — (4,278,952)
Foreign currency exchange contracts ............................ — (173,298) — (173,298)
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
25
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Interest rate contracts ....................................... $ (701,656) $ (1,068,098) $ — $ (1,769,754)
$ (792,750) $ (759,211) $ — $ (1,551,961)
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
(unaudited)
June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
26
BlackRock
Managed Volatility
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 140,982,635
Investments, at value — affiliated
(c)
.......................................................................................... 9,296,370
Cash ............................................................................................................. 19,149
Cash pledged: –
Collateral — OTC derivatives ............................................................................................ 910,000
Futures contracts .................................................................................................... 13,711,000
Centrally cleared swaps ................................................................................................ 5,071,000
Foreign currency, at value
(d)
............................................................................................... 3,488,128
Receivables: –
Investments sold .................................................................................................... 149
Securities lending income — affiliated ...................................................................................... 689
Swaps   .......................................................................................................... 204,588
Dividends — unaffiliated ............................................................................................... 185,369
Dividends — affiliated ................................................................................................. 28,852
Interest — unaffiliated ................................................................................................. 78
Variation margin on futures contracts ....................................................................................... 728,782
Variation margin on centrally cleared swaps .................................................................................. 294,320
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 207,474
OTC swaps ........................................................................................................ 770,511
Prepaid expenses ..................................................................................................... 46,267
Total assets .........................................................................................................
175,945,361
LIABILITIES
Cash received: –
Collateral — OTC derivatives ............................................................................................ 590,000
Collateral on securities loaned ............................................................................................. 954,071
Payables: –
Investments purchased ................................................................................................ 4,186
Swaps   .......................................................................................................... 225,499
Accounting services fees ............................................................................................... 78,745
Capital shares redeemed ............................................................................................... 84,150
Custodian fees ...................................................................................................... 60,064
Distribution fees ..................................................................................................... 28,605
Investment advisory fees .............................................................................................. 22,696
Professional fees .................................................................................................... 43,175
Transfer agent fees .................................................................................................. 98,331
Other accrued expenses ............................................................................................... 16,598
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 173,298
OTC swaps ........................................................................................................ 2,702,786
Total liabilities ........................................................................................................
5,082,204
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 170,863,157
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 284,596,631
Accumulated loss ..................................................................................................... (113,733,474)
NET ASSETS ........................................................................................................
$ 170,863,157
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 132,867,319
(b)
  Securities loaned, at value .............................................................................................. $ 950,828
(c)
  Investments, at cost — affiliated .......................................................................................... $ 9,296,369
(d)
  Foreign currency, at cost ............................................................................................... $ 3,489,727
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2023
27
Financial Statements
See notes to financial statements.
BlackRock
Managed Volatility
V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 7,656,050
Shares outstanding ..................................................................................................
533,344
Net asset value .....................................................................................................
$ 14.35
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 163,207,107
Shares outstanding ..................................................................................................
11,443,235
Net asset value .....................................................................................................
$ 14.26
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
28
See notes to financial statements.
BlackRock
Managed Volatility
V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 1,440,478
Dividends — affiliated ................................................................................................. 181,996
Interest — unaffiliated ................................................................................................. 821,590
Securities lending income — affiliated — net ................................................................................. 4,954
Foreign taxes withheld ................................................................................................ (75,901)
Total investment income .................................................................................................
2,373,117
EXPENSES
Investment advisory .................................................................................................. 464,514
Distribution — class specific ............................................................................................ 201,532
Transfer agent — class specific .......................................................................................... 159,136
Accounting services .................................................................................................. 101,863
Custodian ......................................................................................................... 71,208
Professional ....................................................................................................... 35,614
Printing and postage ................................................................................................. 6,261
Transfer agent ...................................................................................................... 5,544
Directors and Officer ................................................................................................. 3,917
Miscellaneous ...................................................................................................... 14,656
Total expenses .......................................................................................................
1,064,245
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (205,280)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (159,136)
Total expenses after fees waived and/or reimbursed ..............................................................................
699,829
Net investment income ..................................................................................................
1,673,288
REALIZED AND UNREALIZED GAIN (LOSS) $ 1,952,477
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 2,946,856
Investments — affiliated ............................................................................................. 2,487
Forward foreign currency exchange contracts ............................................................................... (246,999)
Foreign currency transactions ......................................................................................... (97,768)
Futures contracts .................................................................................................. (575,531)
Swaps ......................................................................................................... (1,694,190)
A
334,855
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 11,868,269
Investments — affiliated ............................................................................................. (15)
Forward foreign currency exchange contracts ............................................................................... 157,668
Foreign currency translations .......................................................................................... 45,210
Futures contracts .................................................................................................. (8,694,599)
Swaps ......................................................................................................... (1,758,911)
A
1,617,622
Net realized and unrealized gain ...........................................................................................
1,952,477
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 3,625,765

Statements of Changes in Net Assets
29
Financial Statements
See notes to financial statements.
BlackRock Managed Volatility V.I. Fund
Six Months Ended
06/30/23 (unaudited)
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 1,673,288  $ 1,468,644
Net realized gain .................................................................................. 334,855  31,605,359
Net change in unrealized appreciation (depreciation) .......................................................... 1,617,622  (23,239,154)
Net increase in net assets resulting from operations ............................................................. 3,625,765  9,834,849
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (6,811,750) (50,560,876)
NET ASSETS
Total decrease in net assets ............................................................................ (3,185,985) (40,726,027)
Beginning of period .................................................................................. 174,049,142  214,775,169
End of period ......................................................................................
$ 170,863,157  $ 174,049,142

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
30
BlackRock Managed Volatility V.I. Fund
Class I
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ................
$ 14.03  $ 13.21  $ 13.21  $ 13.27  $ 13.45  $ 13.71
Net investment income
(a)
........................
0.15  0.14  0.06  0.10  0.22  0.15
Net realized and unrealized gain (loss) ...............
0.17  0.68  0.03  0.36  0.06  (0.01)
Net increase from investment operations ............... 0.32  0.82  0.09  0.46  0.28  0.14
Distributions
(b)
– – – – – –
From net investment income .....................
—  —  (0.09) (0.52) (0.46) (0.25)
From net realized gain ..........................
—  —  —  —  (0.00)
(c)
(0.15)
Total distributions .............................. —  —  (0.09) (0.52) (0.46) (0.40)
Net asset value, end of period ..................... $ 14.35  $ 14.03  $ 13.21  $ 13.21  $ 13.27  $ 13.45
Total Return
(d)
— — — — — —
Based on net asset value ......................... 2.28%
(e)
6.21% 0.68%
(f)
3.49% 2.11% 1.02%
Ratios to Average Net Assets
(g)
Total expenses ................................
1.02%
(h)
0.97% 0.93% 1.00% 0.93% 1.21%
Total expenses after fees waived and/or reimbursed .......
0.59%
(h)
0.59% 0.59% 0.59% 0.59% 0.71%
Net investment income ..........................
2.21%
(h)
1.04% 0.47% 0.74% 1.62% 1.09%
Supplemental Data
Net assets, end of period (000) ..................... $ 7,656  $ 8,182  $ 8,853  $ 9,844  $ 10,808  $ 12,571
Portfolio turnover rate ............................ 70% 155% 103% 181% 314% 319%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
31
Financial Highlights
BlackRock Managed Volatility V.I. Fund
Class III
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Period from
02/14/18
(a)
to 12/31/18
Net asset value, beginning of period ................
$ 13.96  $ 13.18  $ 13.20  $ 13.27  $ 13.45  $ 13.70
Net investment income
(b)
........................
0.14  0.10  0.03  0.06  0.19  0.15
Net realized and unrealized gain (loss) ...............
0.16  0.68  0.04  0.36  0.06  (0.02)
Net increase from investment operations ............... 0.30  0.78  0.07  0.42  0.25  0.13
Distributions
(c)
– – – – – –
From net investment income .....................
—  —  (0.09) (0.49) (0.43) (0.23)
From net realized gain ..........................
—  —  —  —  (0.00)
(d)
(0.15)
Total distributions .............................. —  —  (0.09) (0.49) (0.43) (0.38)
Net asset value, end of period ..................... $ 14.26  $ 13.96  $ 13.18  $ 13.20  $ 13.27  $ 13.45
Total Return
(e)
— — — — — —
Based on net asset value ......................... 2.15%
(f)
5.92% 0.53%
(g)
3.17% 1.85% 0.90%
(f)
Ratios to Average Net Assets
(h)
Total expenses ................................
1.27%
(i)
1.22% 1.18% 1.25% 1.36% 0.99%
(i)
Total expenses after fees waived and/or reimbursed .......
0.84%
(i)
0.84% 0.84% 0.84% 0.84% 0.84%
(i)
Net investment income ..........................
1.97%
(i)
0.78% 0.22% 0.49% 1.39% 1.22%
(i)
Supplemental Data
Net assets, end of period (000) ..................... $ 163,207  $ 165,867  $ 205,922  $ 213,851  $ 225,423  $ 235,579
Portfolio turnover rate ............................ 70% 155% 103% 181% 314% 319%
(j)
(a)
Recommencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate is representative of the portfolio for the entire year.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2023
BlackRock Semi-Annual Report to Shareholders
32
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Managed
Volatility V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2023 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(unaudited) (continued)
33
Notes to Financial Statements
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services.  Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
34
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2023, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
35
Notes to Financial Statements
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Z
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Credit Suisse Securities (USA) LLC .................... $ 16,045 $ (16,045) $ — $ —
Goldman Sachs & Co. LLC .......................... 214,278 (214,278) — —
J.P. Morgan Securities LLC .......................... 141,126 (141,126) — —
Morgan Stanley .................................. 579,379 (579,379) — —
$ 950,828 $ (950,828) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
36
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

Notes to Financial Statements
(unaudited) (continued)
37
Notes to Financial Statements
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), BlackRock (Singapore) Limited (“BSL”) and BlackRock
Asset Management North Asia Limited ("BAMNA"), (collectively, the “Sub-Advisers'), each an affiliate of the Manager. The Manager pays BIL, BSL and BAMNA for services they provide for that portion of the Fund for which BIL, BSL and BAMNA, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2023, the class specific distribution fees borne directly by Class III were $201,532.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the six months ended June 30, 2023 , the Fund did not pay any amounts to affiliates in return for these services.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.55%
$1 billion - $3 billion ..................................................................................................... 0.52
$3 billion - $5 billion ..................................................................................................... 0.50
$5 billion - $10 billion .................................................................................................... 0.48
Greater than $10 billion ................................................................................................... 0.47

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
38
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months  ended June 30, 2023 , the amount waived was $2,755.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2023, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such certain expenses to 0.00% of average daily net assets for Class I and
Class III shares. The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the Manager – class specific in the Statement of Operations. For the six months ended June 30, 2023 , class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2023, the Manager waived and/or reimbursed investment advisory fees of $202,525 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2023, the Fund paid BIM $1,134 for securities lending agent services.
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 7,273 $ 151,863 $ 159,136
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 7,273
Class III ...................................................................................................... 151,863
$ 159,136
Class I Class III
Expense Limitations .................................................................................. 0.59% 0.84%

Notes to Financial Statements
(unaudited) (continued)
39
Notes to Financial Statements
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2023, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2023, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2023, purchases and sales of investments, including paydowns excluding short-term securities, were $84,167,094 and $92,019,540, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of December 31, 2022, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $105,416,910.
As of June 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2023, the Fund did not borrow under the credit agreement.
Purchases ............................................................................................................... $ 3,252,932
Sales ................................................................................................................... 1,171,289
Net Realized Loss .......................................................................................................... (11,428)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Managed Volatility V.I. Fund .................................. $ 144,311,769 $ 14,671,655 $ (10,256,380) $ 4,415,275

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
40
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

Notes to Financial Statements
(unaudited) (continued)
41
Notes to Financial Statements
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of June 30, 2023, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 730 Class III Shares of the Fund.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Managed Volatility V.I. Fund
Class I
Shares sold .............................................
22,969 $ 318,635 4,892 $ 64,305
Shares redeemed .........................................
(72,637) (1,010,266) (91,838) (1,213,086)
(49,668) $ (691,631) (86,946) $ (1,148,781)
Class III
Shares sold .............................................
754,443 $ 10,385,956 745,299 $ 9,876,991
Shares redeemed .........................................
(1,192,495) (16,506,075) (4,489,884) (59,289,086)
(438,052) $ (6,120,119) (3,744,585) $ (49,412,095)
(487,720) $ (6,811,750) (3,831,531) $ (50,560,876)

Glossary of Terms Used in this Report
2023
BlackRock Semi-Annual Report to Shareholders
42
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
CZK Czech Koruna
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CVR Contingent Value Rights
EURIBOR Euro Interbank Offered Rate
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
OMX Stockholm Nordic Exchange
OTC Over-the-counter
PRIBOR Prague Interbank Offered Rate
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
STIBOR Stockholm Interbank Offered Rate
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate

June 30, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund

Fund Summary
as of June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
2
BlackRock S&P 500 Index V.I. Fund
Investment Objective
BlackRock S&P 500 Index V.I. Fund’s (the “Fund”)
investment objective is to seek investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard and Poor’s (“S&P”) 500
®
Index.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2023, the Fund’s Class I, Class II and Class III Shares returned 16.82%, 16.75% and 16.69%, respectively. The benchmark S&P
500
®
Index returned 16.89% for the same period.
Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.
Describe the market environment.
The U.S. equity market rallied over the first quarter of 2023 on the back of cooling inflation and resilient economic data. In combination with a stronger-than-expected gross domestic product (“GDP”), inflation data led investors to position for slower rate rises from the Federal Reserve (“Fed”). The Fed reiterated their commitment to raise interest rates to bring the inflation rate down in February 2023, especially if macro data continued to come in stronger than expected. Later in the quarter, investors’ attention quickly switched to headline news about the banking sector which led to a major sell off in the financial sectors. The overall market calmed after the central banks set out reassuring plans.
During the first quarter 2023, the Fed raised the interest rate by 25 basis points in February and March 2023, bringing it to the range of 4.75% to 5.00%. This represented the 9th consecutive interest rate hike. A slight shift in rhetoric was interpreted that the rate hiking cycle was nearing a pause, although Fed Chair, Jerome Powell was clear that additional “policy firming” may be required.
In the second quarter of 2023, the U.S. equity market continued to rally, despite concerns over the debt ceiling. Robust gains were supported by resilient economic data and strong performance by large-cap growth stocks. Concerns regarding the United States debt ceiling dampened market sentiment in May 2023 before Congress reached an agreement to suspend it. Later in the quarter, markets rallied boosted by the technology sector on the back of enthusiasm over artificial intelligence and chipmakers.
The Fed raised the interest rate by 25 basis points over the quarter, bringing rates to the range of 5.00% to 5.25%. The Fed paused rate hikes late in the quarter but expressed the need to retain flexibility to bring inflation down.
Describe recent portfolio activity.
During the six-month period, as changes were made to the composition of the S&P 500
®
Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.
Describe portfolio positioning at period end.
The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)(c)
................................................................. 16.82% 19.40% 12.15% 12.60%
Class II
(b)(c)
................................................................ 16.75 19.28 11.99 12.44
Class III
(b)(c)
................................................................ 16.69 19.15 11.88 12.33
(d)
S&P 500
®
Index
(e)
........................................................... 16.89 19.59 12.31 12.86
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(c)
Under normal circumstances, the Fund invests at least 80% of its assets in the common stocks represented in the S&P 500
®
Index and in derivative instruments linked to the S&P 500
®
Index.
(d)
The returns for Class III Shares prior to February 14, 2018, the recommencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.
(e)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.

Fund Summary
as of June 30, 2023 (continued)
3
Fund Summary
BlackRock S&P 500 Index V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,168.20 $ 0.70 $ 1,000.00 $ 1,024.15 $ 0.65 0.13%
Class II .................................. 1,000.00 1,167.50 1.56 1,000.00 1,023.36 1.45 0.29
Class III .................................. 1,000.00 1,166.90 2.10 1,000.00 1,022.86 1.96 0.39
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Information Technology .............................. 28.2%
Health Care ..................................... 13.4
Financials ....................................... 12.4
Consumer Discretionary ............................. 10.6
Industrials ....................................... 8.6
Communication Services ............................. 8.4
Consumer Staples ................................. 6.7
Energy ......................................... 4.1
Utilities ......................................... 2.6
Materials ....................................... 2.4
Real Estate ...................................... 2.4
Short-Term Securities ............................... 1.8
Liabilities in Excess of Other Assets ..................... (1.6)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
2023
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
June 30, 2023
BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.7%
Axon Enterprise, Inc.
(a)
............... 3,932 $ 767,212
Boeing Co. (The)
(a)
.................. 32,441 6,850,241
General Dynamics Corp. .............. 12,960 2,788,344
Howmet Aerospace, Inc. .............. 21,039 1,042,693
Huntington Ingalls Industries, Inc. ........ 2,299 523,252
L3Harris Technologies, Inc. ............ 10,941 2,141,920
Lockheed Martin Corp. ............... 13,108 6,034,661
Northrop Grumman Corp. ............. 8,300 3,783,140
Raytheon Technologies Corp. .......... 84,510 8,278,600
Textron, Inc. ...................... 12,085 817,308
TransDigm Group, Inc. ............... 3,004 2,686,087
35,713,458
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.
(b)
......... 6,795 641,108
Expeditors International of Washington, Inc.
(b)
8,819 1,068,245
FedEx Corp. ...................... 13,421 3,327,066
United Parcel Service, Inc., Class B ...... 42,102 7,546,784
12,583,203
Automobile Components — 0.1%
Aptiv plc
(a)
........................ 15,578 1,590,358
BorgWarner, Inc. ................... 13,336 652,264
2,242,622
Automobiles — 2.2%
Ford Motor Co. .................... 226,121 3,421,211
General Motors Co. ................. 80,454 3,102,306
Tesla, Inc.
(a)
....................... 155,151 40,613,877
47,137,394
Banks — 3.0%
Bank of America Corp. ............... 400,197 11,481,652
Citigroup, Inc. ..................... 111,733 5,144,187
Citizens Financial Group, Inc. .......... 28,511 743,567
Comerica, Inc. ..................... 7,642 323,715
Fifth Third Bancorp ................. 39,466 1,034,404
Huntington Bancshares, Inc. ........... 82,784 892,412
JPMorgan Chase & Co.
(b)
............. 168,681 24,532,965
KeyCorp ......................... 53,292 492,418
M&T Bank Corp. ................... 9,755 1,207,279
PNC Financial Services Group, Inc. (The) .. 23,228 2,925,567
Regions Financial Corp. .............. 53,548 954,225
Truist Financial Corp. ................ 76,781 2,330,303
US Bancorp ...................... 79,362 2,622,120
Wells Fargo & Co. .................. 216,587 9,243,933
Zions Bancorp NA .................. 8,970 240,934
64,169,681
Beverages — 1.7%
Brown-Forman Corp., Class B .......... 10,444 697,450
Coca-Cola Co. (The) ................ 224,525 13,520,896
Constellation Brands, Inc., Class A ....... 9,331 2,296,639
Keurig Dr Pepper, Inc. ............... 48,783 1,525,445
Molson Coors Beverage Co., Class B ..... 10,962 721,738
Monster Beverage Corp.
(a)
............. 43,944 2,524,143
PepsiCo, Inc. ..................... 79,451 14,715,914
36,002,225
Biotechnology — 1.9%
AbbVie, Inc. ...................... 102,020 13,745,155
Amgen, Inc. ...................... 30,804 6,839,104
Biogen, Inc.
(a)
..................... 8,322 2,370,522
Gilead Sciences, Inc. ................ 71,937 5,544,185
Incyte Corp.
(a)
..................... 10,533 655,679
Moderna, Inc.
(a)
.................... 19,128 2,324,052
Security
Shares
Shares Value
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.
(a)
....... 6,199 $ 4,454,229
Vertex Pharmaceuticals, Inc.
(a)
.......... 14,823 5,216,362
41,149,288
Broadline Retail — 3.2%
Amazon.com, Inc.
(a)
................. 515,258 67,169,033
eBay, Inc. ........................ 31,287 1,398,216
Etsy, Inc.
(a)
....................... 7,268 614,945
69,182,194
Building Products — 0.4%
Allegion plc ....................... 5,040 604,901
AO Smith Corp. .................... 7,204 524,307
Carrier Global Corp.
(b)
................ 48,202 2,396,121
Johnson Controls International plc ....... 39,807 2,712,449
Masco Corp. ...................... 13,186 756,613
Trane Technologies plc ............... 13,146 2,514,304
9,508,695
Capital Markets — 2.6%
Ameriprise Financial, Inc. ............. 6,047 2,008,571
Bank of New York Mellon Corp. (The) ..... 41,451 1,845,398
BlackRock, Inc.
(c)
................... 8,640 5,971,450
Cboe Global Markets, Inc. ............. 6,153 849,176
Charles Schwab Corp. (The) ........... 85,780 4,862,010
CME Group, Inc., Class A ............. 20,708 3,836,985
FactSet Research Systems, Inc. ......... 2,234 895,052
Franklin Resources, Inc.
(b)
............. 16,359 436,949
Goldman Sachs Group, Inc. (The) ....... 19,190 6,189,543
Intercontinental Exchange, Inc. ......... 32,331 3,655,989
Invesco Ltd. ...................... 26,309 442,254
MarketAxess Holdings, Inc. ............ 2,149 561,792
Moody's Corp. ..................... 9,075 3,155,559
Morgan Stanley .................... 75,369 6,436,513
MSCI, Inc. ....................... 4,620 2,168,120
Nasdaq, Inc. ...................... 19,745 984,288
Northern Trust Corp. ................. 12,102 897,242
Raymond James Financial, Inc. ......... 11,195 1,161,705
S&P Global, Inc. ................... 18,991 7,613,302
State Street Corp. .................. 19,294 1,411,935
T. Rowe Price Group, Inc.
(b)
............ 12,878 1,442,594
56,826,427
Chemicals — 1.7%
Air Products & Chemicals, Inc. .......... 12,790 3,830,989
Albemarle Corp. ................... 6,751 1,506,081
Celanese Corp.
(b)
................... 5,832 675,346
CF Industries Holdings, Inc. ............ 11,310 785,140
Corteva, Inc. ...................... 41,215 2,361,619
Dow, Inc. ........................ 40,773 2,171,570
DuPont de Nemours, Inc. ............. 26,305 1,879,229
Eastman Chemical Co. ............... 6,877 575,742
Ecolab, Inc. ...................... 14,326 2,674,521
FMC Corp. ....................... 7,336 765,438
International Flavors & Fragrances, Inc. .... 14,597 1,161,775
Linde plc ........................ 28,261 10,769,702
LyondellBasell Industries NV, Class A ..... 14,654 1,345,677
Mosaic Co. (The) ................... 19,368 677,880
PPG Industries, Inc. ................. 13,519 2,004,868
Sherwin-Williams Co. (The)
(b)
........... 13,634 3,620,100
36,805,677
Commercial Services & Supplies — 0.5%
Cintas Corp. ...................... 4,997 2,483,909
Copart, Inc.
(a)
..................... 24,636 2,247,049
Republic Services, Inc. ............... 11,896 1,822,110
Rollins, Inc. ....................... 13,371 572,680

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock S&P 500 Index V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Waste Management, Inc. .............. 21,388 $ 3,709,107
10,834,855
Communications Equipment — 0.9%
Arista Networks, Inc.
(a)
............... 14,279 2,314,055
Cisco Systems, Inc. ................. 236,988 12,261,759
F5, Inc.
(a)
........................ 3,407 498,308
Juniper Networks, Inc. ............... 18,412 576,848
Motorola Solutions, Inc. .............. 9,658 2,832,498
18,483,468
Construction & Engineering — 0.1%
Quanta Services, Inc. ................ 8,286 1,627,785
Construction Materials — 0.2%
Martin Marietta Materials, Inc. .......... 3,605 1,664,392
Vulcan Materials Co. ................ 7,688 1,733,183
3,397,575
Consumer Finance — 0.5%
American Express Co. ............... 34,345 5,982,899
Capital One Financial Corp. ............ 22,087 2,415,655
Discover Financial Services ............ 14,658 1,712,787
Synchrony Financial ................. 25,001 848,034
10,959,375
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp. .............. 25,598 13,781,451
Dollar General Corp. ................ 12,915 2,192,709
Dollar Tree, Inc.
(a)
................... 12,066 1,731,471
Kroger Co. (The) ................... 37,478 1,761,466
Sysco Corp. ...................... 29,210 2,167,382
Target Corp. ...................... 26,491 3,494,163
Walgreens Boots Alliance, Inc.
(b)
......... 41,574 1,184,443
Walmart, Inc. ...................... 80,898 12,715,548
39,028,633
Containers & Packaging — 0.2%
Amcor plc ........................ 86,139 859,667
Avery Dennison Corp. ................ 4,677 803,509
Ball Corp. ........................ 18,187 1,058,665
International Paper Co. ............... 20,519 652,709
Packaging Corp. of America ........... 5,306 701,241
Sealed Air Corp. ................... 8,455 338,200
WestRock Co. ..................... 14,873 432,358
4,846,349
Distributors — 0.1%
Genuine Parts Co. .................. 8,072 1,366,025
LKQ Corp. ....................... 14,589 850,101
Pool Corp.
(b)
...................... 2,250 842,940
3,059,066
Diversified Telecommunication Services — 0.7%
AT&T, Inc. ........................ 411,199 6,558,624
Verizon Communications, Inc. .......... 242,282 9,010,468
15,569,092
Electric Utilities — 1.7%
Alliant Energy Corp. ................. 14,434 757,496
American Electric Power Co., Inc. ........ 29,749 2,504,866
Constellation Energy Corp. ............ 18,825 1,723,429
Duke Energy Corp. ................. 44,350 3,979,969
Edison International ................. 22,153 1,538,526
Entergy Corp. ..................... 11,800 1,148,966
Evergy, Inc. ....................... 13,291 776,460
Eversource Energy ................. 20,010 1,419,109
Exelon Corp. ...................... 57,217 2,331,021
FirstEnergy Corp. .................. 31,091 1,208,818
Security
Shares
Shares Value
Electric Utilities (continued)
NextEra Energy, Inc. ................ 116,796 $ 8,666,263
NRG Energy, Inc. ................... 13,321 498,072
PG&E Corp.
(a)
..................... 93,083 1,608,474
Pinnacle West Capital Corp. ........... 6,448 525,254
PPL Corp. ....................... 42,338 1,120,264
Southern Co. (The) ................. 62,751 4,408,258
Xcel Energy, Inc. ................... 31,746 1,973,649
36,188,894
Electrical Equipment — 0.6%
AMETEK, Inc. ..................... 13,237 2,142,805
Eaton Corp. plc .................... 22,996 4,624,496
Emerson Electric Co. ................ 33,048 2,987,209
Generac Holdings, Inc.
(a)
.............. 3,675 548,053
Rockwell Automation, Inc. ............. 6,605 2,176,017
12,478,580
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A ............. 34,260 2,910,387
CDW Corp. ....................... 7,866 1,443,411
Corning, Inc. ...................... 44,201 1,548,803
Keysight Technologies, Inc.
(a)
........... 10,333 1,730,261
TE Connectivity Ltd. ................. 18,245 2,557,219
Teledyne Technologies, Inc.
(a)
........... 2,680 1,101,775
Trimble, Inc.
(a)
..................... 14,108 746,877
Zebra Technologies Corp., Class A
(a)
...... 2,985 883,053
12,921,786
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A ............ 57,963 1,832,210
Halliburton Co. .................... 52,037 1,716,701
Schlumberger NV .................. 81,735 4,014,823
7,563,734
Entertainment — 1.4%
Activision Blizzard, Inc.
(a)
.............. 41,177 3,471,221
Electronic Arts, Inc. ................. 15,037 1,950,299
Live Nation Entertainment, Inc.
(a)
........ 8,108 738,720
Netflix, Inc.
(a)
...................... 25,691 11,316,628
Take-Two Interactive Software, Inc.
(a)
...... 9,104 1,339,745
Walt Disney Co. (The)
(a)
.............. 105,385 9,408,773
Warner Bros Discovery, Inc.
(a)
.......... 127,387 1,597,433
29,822,819
Financial Services — 4.2%
Berkshire Hathaway, Inc., Class B
(a)
...... 102,935 35,100,835
Fidelity National Information Services, Inc. .. 34,290 1,875,663
Fiserv, Inc.
(a)
...................... 35,632 4,494,977
FleetCor Technologies, Inc.
(a)
........... 4,223 1,060,311
Global Payments, Inc. ............... 15,249 1,502,331
Jack Henry & Associates, Inc. .......... 4,282 716,507
Mastercard, Inc., Class A .............. 48,300 18,996,390
PayPal Holdings, Inc.
(a)
............... 64,401 4,297,479
Visa, Inc., Class A
(b)
................. 93,407 22,182,294
90,226,787
Food Products — 1.0%
Archer-Daniels-Midland Co. ............ 31,542 2,383,314
Bunge Ltd. ....................... 8,574 808,957
Campbell Soup Co. ................. 11,440 522,922
Conagra Brands, Inc. ................ 27,352 922,309
General Mills, Inc. .................. 34,135 2,618,155
Hershey Co. (The) .................. 8,513 2,125,696
Hormel Foods Corp. ................. 16,572 666,526
JM Smucker Co. (The) ............... 6,147 907,727
Kellogg Co. ....................... 14,794 997,116
Kraft Heinz Co. (The) ................ 45,822 1,626,681

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Lamb Weston Holdings, Inc. ........... 8,366 $ 961,672
McCormick & Co., Inc. (Non-Voting) ...... 14,394 1,255,589
Mondelez International, Inc., Class A ...... 78,646 5,736,439
Tyson Foods, Inc., Class A ............ 16,311 832,513
22,365,616
Gas Utilities — 0.0%
Atmos Energy Corp. ................. 8,232 957,711
Ground Transportation — 0.8%
CSX Corp. ....................... 117,352 4,001,703
JB Hunt Transport Services, Inc. ........ 4,740 858,082
Norfolk Southern Corp. ............... 13,157 2,983,481
Old Dominion Freight Line, Inc. ......... 5,240 1,937,490
Union Pacific Corp. ................. 35,298 7,222,677
17,003,433
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories ................. 100,583 10,965,559
Align Technology, Inc.
(a)
............... 4,205 1,487,056
Baxter International, Inc. .............. 29,297 1,334,771
Becton Dickinson & Co. .............. 16,334 4,312,339
Boston Scientific Corp.
(a)
.............. 82,567 4,466,049
Cooper Cos., Inc. (The) .............. 2,849 1,092,392
Dentsply Sirona, Inc. ................ 12,258 490,565
Dexcom, Inc.
(a)
.................... 22,281 2,863,331
Edwards Lifesciences Corp.
(a)
.......... 35,570 3,355,318
GE HealthCare Technologies, Inc. ....... 20,898 1,697,754
Hologic, Inc.
(a)
..................... 14,336 1,160,786
IDEXX Laboratories, Inc.
(a)
............. 4,781 2,401,162
Insulet Corp.
(a)
..................... 4,014 1,157,397
Intuitive Surgical, Inc.
(a)
............... 20,213 6,911,633
Medtronic plc ..................... 76,735 6,760,354
ResMed, Inc. ..................... 8,503 1,857,906
STERIS plc ....................... 5,684 1,278,786
Stryker Corp. ..................... 19,450 5,934,001
Teleflex, Inc.
(b)
..................... 2,712 656,385
Zimmer Biomet Holdings, Inc. .......... 12,039 1,752,878
61,936,422
Health Care Providers & Services — 2.9%
AmerisourceBergen Corp. ............. 9,354 1,799,990
Cardinal Health, Inc. ................. 14,830 1,402,473
Centene Corp.
(a)
................... 31,703 2,138,367
Cigna Group (The) .................. 17,209 4,828,846
CVS Health Corp. .................. 74,078 5,121,012
DaVita, Inc.
(a)
...................... 3,104 311,859
Elevance Health, Inc. ................ 13,683 6,079,220
HCA Healthcare, Inc. ................ 11,909 3,614,143
Henry Schein, Inc.
(a)
................. 7,888 639,717
Humana, Inc. ..................... 7,199 3,218,889
Laboratory Corp. of America Holdings ..... 5,161 1,245,504
McKesson Corp. ................... 7,827 3,344,556
Molina Healthcare, Inc.
(a)
.............. 3,388 1,020,601
Quest Diagnostics, Inc. ............... 6,337 890,729
UnitedHealth Group, Inc. .............. 53,741 25,830,074
Universal Health Services, Inc., Class B ... 3,722 587,220
62,073,200
Health Care REITs — 0.2%
Healthpeak Properties, Inc. ............ 31,865 640,486
Ventas, Inc. ...................... 22,902 1,082,578
Welltower, Inc. ..................... 28,690 2,320,734
4,043,798
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. ............ 40,753 685,873
Security
Shares
Shares Value
Hotels, Restaurants & Leisure — 2.1%
Booking Holdings, Inc.
(a)
.............. 2,132 $ 5,757,104
Caesars Entertainment, Inc.
(a)
.......... 12,198 621,732
Carnival Corp.
(a)
.................... 57,442 1,081,633
Chipotle Mexican Grill, Inc.
(a)
........... 1,591 3,403,149
Darden Restaurants, Inc.
(b)
............ 7,069 1,181,089
Domino's Pizza, Inc. ................. 2,059 693,862
Expedia Group, Inc.
(a)
................ 8,231 900,389
Hilton Worldwide Holdings, Inc. ......... 15,351 2,234,338
Las Vegas Sands Corp.
(a)
............. 19,033 1,103,914
Marriott International, Inc., Class A ....... 14,884 2,734,042
McDonald's Corp. .................. 42,252 12,608,419
MGM Resorts International ............ 18,038 792,229
Norwegian Cruise Line Holdings Ltd.
(a)(b)
... 23,858 519,389
Royal Caribbean Cruises Ltd.
(a)
......... 12,589 1,305,983
Starbucks Corp. .................... 66,301 6,567,777
Wynn Resorts Ltd. .................. 5,891 622,148
Yum! Brands, Inc. .................. 16,238 2,249,775
44,376,972
Household Durables — 0.4%
DR Horton, Inc. .................... 18,075 2,199,547
Garmin Ltd. ....................... 8,884 926,513
Lennar Corp., Class A ................ 14,704 1,842,558
Mohawk Industries, Inc.
(a)
............. 3,112 321,034
Newell Brands, Inc. ................. 22,256 193,627
NVR, Inc.
(a)
....................... 172 1,092,307
PulteGroup, Inc. ................... 13,127 1,019,705
Whirlpool Corp.
(b)
................... 3,128 465,415
8,060,706
Household Products — 1.4%
Church & Dwight Co., Inc. ............. 14,121 1,415,348
Clorox Co. (The) ................... 7,180 1,141,907
Colgate-Palmolive Co. ............... 48,297 3,720,801
Kimberly-Clark Corp. ................ 19,385 2,676,293
Procter & Gamble Co. (The) ........... 136,094 20,650,904
29,605,253
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) ................... 38,851 805,381
Industrial Conglomerates — 0.8%
3M Co. .......................... 31,831 3,185,965
General Electric Co. ................. 62,839 6,902,864
Honeywell International, Inc. ........... 38,544 7,997,880
18,086,709
Industrial REITs — 0.3%
Prologis, Inc. ...................... 53,250 6,530,047
Insurance — 2.1%
Aflac, Inc.
(b)
....................... 32,231 2,249,724
Allstate Corp. (The) ................. 15,221 1,659,698
American International Group, Inc. ....... 41,777 2,403,849
Aon plc, Class A ................... 11,849 4,090,275
Arch Capital Group Ltd.
(a)
............. 21,519 1,610,697
Arthur J Gallagher & Co. .............. 12,286 2,697,637
Assurant, Inc. ..................... 2,990 375,903
Brown & Brown, Inc. ................. 13,620 937,601
Chubb Ltd. ....................... 23,934 4,608,731
Cincinnati Financial Corp. ............. 9,042 879,967
Everest Re Group Ltd. ............... 2,256 771,236
Globe Life, Inc. .................... 5,321 583,288
Hartford Financial Services Group, Inc. (The) 18,308 1,318,542
Lincoln National Corp. ............... 9,321 240,109
Loews Corp. ...................... 11,333 672,954
Marsh & McLennan Cos., Inc. .......... 28,555 5,370,624

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock S&P 500 Index V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
MetLife, Inc. ...................... 37,132 $ 2,099,072
Principal Financial Group, Inc. .......... 13,264 1,005,942
Progressive Corp. (The) .............. 33,717 4,463,119
Prudential Financial, Inc. .............. 21,368 1,885,085
Travelers Cos., Inc. (The) ............. 13,335 2,315,756
Willis Towers Watson plc .............. 6,156 1,449,738
WR Berkley Corp. .................. 11,674 695,303
44,384,850
Interactive Media & Services — 5.3%
(a)
Alphabet, Inc., Class A ............... 342,927 41,048,362
Alphabet, Inc., Class C ............... 294,982 35,683,972
Match Group, Inc. .................. 15,923 666,378
Meta Platforms, Inc., Class A ........... 127,690 36,644,476
114,043,188
IT Services — 1.2%
Accenture plc, Class A ............... 36,328 11,210,094
Akamai Technologies, Inc.
(a)
............ 9,100 817,817
Cognizant Technology Solutions Corp., Class A 29,442 1,921,974
DXC Technology Co.
(a)
............... 13,050 348,696
EPAM Systems, Inc.
(a)
................ 3,354 753,811
Gartner, Inc.
(a)
..................... 4,573 1,601,968
International Business Machines Corp. .... 52,157 6,979,128
VeriSign, Inc.
(a)
.................... 5,272 1,191,314
24,824,802
Leisure Products — 0.0%
Hasbro, Inc. ...................... 7,661 496,203
Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc. ............. 17,102 2,056,516
Bio-Rad Laboratories, Inc., Class A
(a)
...... 1,262 478,449
Bio-Techne Corp. ................... 9,040 737,935
Charles River Laboratories International, Inc.
(a)
2,946 619,397
Danaher Corp. .................... 38,334 9,200,160
Illumina, Inc.
(a)
..................... 9,029 1,692,847
IQVIA Holdings, Inc.
(a)
................ 10,729 2,411,557
Mettler-Toledo International, Inc.
(a)
....... 1,278 1,676,276
Revvity, Inc. ...................... 7,336 871,443
Thermo Fisher Scientific, Inc. ........... 22,265 11,616,764
Waters Corp.
(a)
.................... 3,427 913,433
West Pharmaceutical Services, Inc. ...... 4,269 1,632,764
33,907,541
Machinery — 1.8%
Caterpillar, Inc. .................... 29,747 7,319,249
Cummins, Inc. ..................... 8,133 1,993,886
Deere & Co. ...................... 15,600 6,320,964
Dover Corp. ...................... 8,082 1,193,307
Fortive Corp. ...................... 20,475 1,530,916
IDEX Corp. ....................... 4,379 942,624
Illinois Tool Works, Inc. ............... 16,015 4,006,312
Ingersoll Rand, Inc. ................. 23,271 1,520,993
Nordson Corp. ..................... 3,063 760,175
Otis Worldwide Corp. ................ 23,970 2,133,570
PACCAR, Inc. ..................... 30,090 2,517,029
Parker-Hannifin Corp. ................ 7,396 2,884,736
Pentair plc ....................... 9,503 613,894
Snap-on, Inc. ..................... 3,065 883,302
Stanley Black & Decker, Inc.
(b)
.......... 8,647 810,310
Westinghouse Air Brake Technologies Corp. . 10,430 1,143,858
Xylem, Inc. ....................... 13,718 1,544,921
38,120,046
Security
Shares
Shares Value
Media — 0.7%
Charter Communications, Inc., Class A
(a)
... 6,055 $ 2,224,425
Comcast Corp., Class A .............. 240,089 9,975,698
Fox Corp., Class A .................. 15,531 528,054
Fox Corp., Class B .................. 8,161 260,254
Interpublic Group of Cos., Inc. (The)
(b)
..... 22,579 871,098
News Corp., Class A ................. 21,687 422,897
News Corp., Class B ................ 7,277 143,502
Omnicom Group, Inc. ................ 11,797 1,122,485
Paramount Global, Class B
(b)
........... 29,470 468,868
16,017,281
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. .............. 82,732 3,309,280
Newmont Corp. .................... 46,039 1,964,024
Nucor Corp. ...................... 14,566 2,388,532
Steel Dynamics, Inc. ................. 9,545 1,039,737
8,701,573
Multi-Utilities — 0.7%
Ameren Corp. ..................... 14,911 1,217,782
CenterPoint Energy, Inc. .............. 36,325 1,058,874
CMS Energy Corp. .................. 16,963 996,576
Consolidated Edison, Inc. ............. 20,425 1,846,420
Dominion Energy, Inc. ................ 47,923 2,481,932
DTE Energy Co. ................... 11,186 1,230,684
NiSource, Inc. ..................... 23,218 635,012
Public Service Enterprise Group, Inc. ..... 28,783 1,802,104
Sempra Energy .................... 18,202 2,650,029
WEC Energy Group, Inc. .............. 18,222 1,607,909
15,527,322
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc. ...... 8,725 990,200
Boston Properties, Inc. ............... 8,382 482,720
1,472,920
Oil, Gas & Consumable Fuels — 3.8%
APA Corp. ....................... 18,735 640,175
Chevron Corp. ..................... 100,591 15,827,994
ConocoPhillips .................... 69,847 7,236,848
Coterra Energy, Inc. ................. 43,722 1,106,167
Devon Energy Corp. ................. 37,720 1,823,385
Diamondback Energy, Inc. ............. 10,288 1,351,432
EOG Resources, Inc. ................ 33,885 3,877,799
EQT Corp. ....................... 21,122 868,748
Exxon Mobil Corp. .................. 233,371 25,029,040
Hess Corp. ....................... 15,969 2,170,985
Kinder Morgan, Inc. ................. 113,667 1,957,346
Marathon Oil Corp. .................. 35,649 820,640
Marathon Petroleum Corp. ............ 24,491 2,855,651
Occidental Petroleum Corp. ............ 41,473 2,438,612
ONEOK, Inc. ...................... 25,973 1,603,054
Phillips 66 ........................ 26,487 2,526,330
Pioneer Natural Resources Co. ......... 13,492 2,795,272
Targa Resources Corp. ............... 13,098 996,758
Valero Energy Corp. ................. 20,868 2,447,816
Williams Cos., Inc. (The) .............. 70,061 2,286,090
80,660,142
Passenger Airlines — 0.2%
Alaska Air Group, Inc.
(a)
............... 7,577 402,945
American Airlines Group, Inc.
(a)
.......... 37,959 680,984
Delta Air Lines, Inc.
(a)
................ 36,947 1,756,460
Southwest Airlines Co. ............... 34,018 1,231,792
United Airlines Holdings, Inc.
(a)
.......... 18,673 1,024,588
5,096,769

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A .... 13,347 $ 2,621,084
Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co. .............. 121,265 7,754,897
Catalent, Inc.
(a)
.................... 10,453 453,242
Eli Lilly & Co. ..................... 45,495 21,336,245
Johnson & Johnson ................. 150,005 24,828,828
Merck & Co., Inc. ................... 146,262 16,877,172
Organon & Co.
(b)
................... 14,483 301,391
Pfizer, Inc. ....................... 323,820 11,877,717
Viatris, Inc. ....................... 69,066 689,279
Zoetis, Inc., Class A ................. 26,876 4,628,316
88,747,087
Professional Services — 0.8%
Automatic Data Processing, Inc. ......... 23,903 5,253,640
Broadridge Financial Solutions, Inc. ...... 6,845 1,133,737
Ceridian HCM Holding, Inc.
(a)(b)
.......... 8,944 598,980
CoStar Group, Inc.
(a)
................. 23,573 2,097,997
Equifax, Inc.
(b)
..................... 7,056 1,660,277
Jacobs Solutions, Inc. ................ 7,290 866,708
Leidos Holdings, Inc. ................ 7,853 694,833
Paychex, Inc. ..................... 18,469 2,066,127
Paycom Software, Inc. ............... 2,795 897,866
Robert Half International, Inc. ........... 6,205 466,740
Verisk Analytics, Inc. ................. 8,358 1,889,159
17,626,064
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A
(a)
........... 18,216 1,470,213
Residential REITs — 0.3%
AvalonBay Communities, Inc. .......... 8,121 1,537,062
Camden Property Trust ............... 6,272 682,833
Equity Residential .................. 19,717 1,300,730
Essex Property Trust, Inc. ............. 3,692 865,035
Invitation Homes, Inc. ................ 33,650 1,157,560
Mid-America Apartment Communities, Inc. .. 6,678 1,014,121
UDR, Inc. ........................ 18,104 777,748
7,335,089
Retail REITs — 0.3%
Federal Realty Investment Trust ......... 4,305 416,595
Kimco Realty Corp. ................. 35,352 697,141
Realty Income Corp. ................. 38,860 2,323,439
Regency Centers Corp. .............. 9,019 557,104
Simon Property Group, Inc. ............ 18,914 2,184,189
6,178,468
Semiconductors & Semiconductor Equipment — 7.4%
Advanced Micro Devices, Inc.
(a)
......... 93,013 10,595,111
Analog Devices, Inc. ................. 29,239 5,696,050
Applied Materials, Inc. ............... 48,635 7,029,703
Broadcom, Inc.
(b)
................... 24,107 20,911,135
Enphase Energy, Inc.
(a)
............... 7,877 1,319,240
First Solar, Inc.
(a)
................... 5,683 1,080,281
Intel Corp. ....................... 238,655 7,980,623
KLA Corp. ........................ 7,975 3,868,034
Lam Research Corp. ................ 7,784 5,004,022
Microchip Technology, Inc. ............. 31,601 2,831,134
Micron Technology, Inc. ............... 63,067 3,980,158
Monolithic Power Systems, Inc. ......... 2,570 1,388,391
NVIDIA Corp. ..................... 142,754 60,387,797
NXP Semiconductors NV ............. 14,945 3,058,943
ON Semiconductor Corp.
(a)
............ 24,975 2,362,136
Qorvo, Inc.
(a)
...................... 5,807 592,488
QUALCOMM, Inc. .................. 64,322 7,656,891
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc. .............. 9,158 $ 1,013,699
SolarEdge Technologies, Inc.
(a)
.......... 3,216 865,265
Teradyne, Inc. ..................... 9,025 1,004,753
Texas Instruments, Inc. ............... 52,277 9,410,906
158,036,760
Software — 10.3%
Adobe, Inc.
(a)
...................... 26,410 12,914,226
ANSYS, Inc.
(a)
..................... 5,027 1,660,267
Autodesk, Inc.
(a)
.................... 12,495 2,556,602
Cadence Design Systems, Inc.
(a)
........ 15,825 3,711,279
Fair Isaac Corp.
(a)
................... 1,449 1,172,545
Fortinet, Inc.
(a)
..................... 37,486 2,833,567
Gen Digital, Inc. .................... 33,136 614,673
Intuit, Inc. ........................ 16,206 7,425,427
Microsoft Corp. .................... 429,193 146,157,384
Oracle Corp. ...................... 88,658 10,558,281
Palo Alto Networks, Inc.
(a)
............. 17,467 4,462,993
PTC, Inc.
(a)
....................... 6,061 862,480
Roper Technologies, Inc. .............. 6,105 2,935,284
Salesforce, Inc.
(a)
................... 56,511 11,938,514
ServiceNow, Inc.
(a)
.................. 11,711 6,581,231
Synopsys, Inc.
(a)
................... 8,813 3,837,268
Tyler Technologies, Inc.
(a)
............. 2,414 1,005,359
221,227,380
Specialized REITs — 1.1%
American Tower Corp. ............... 26,860 5,209,228
Crown Castle, Inc.
(b)
................. 25,081 2,857,729
Digital Realty Trust, Inc.
(b)
............. 16,524 1,881,588
Equinix, Inc. ...................... 5,332 4,179,968
Extra Space Storage, Inc.
(b)
............ 7,776 1,157,458
Iron Mountain, Inc.
(b)
................. 16,708 949,349
Public Storage ..................... 9,156 2,672,453
SBA Communications Corp. ........... 6,275 1,454,294
VICI Properties, Inc. ................. 56,469 1,774,821
Weyerhaeuser Co. .................. 42,053 1,409,196
23,546,084
Specialty Retail — 2.1%
Advance Auto Parts, Inc. .............. 3,365 236,560
AutoZone, Inc.
(a)
................... 1,062 2,647,948
Bath & Body Works, Inc. .............. 13,281 498,037
Best Buy Co., Inc. .................. 11,483 941,032
CarMax, Inc.
(a)(b)
.................... 9,006 753,802
Home Depot, Inc. (The) .............. 58,453 18,157,840
Lowe's Cos., Inc.
(b)
.................. 34,423 7,769,271
O'Reilly Automotive, Inc.
(a)
............. 3,514 3,356,924
Ross Stores, Inc. ................... 19,808 2,221,071
TJX Cos., Inc. (The) ................. 66,659 5,652,017
Tractor Supply Co.
(b)
................. 6,401 1,415,261
Ulta Beauty, Inc.
(a)
.................. 2,948 1,387,314
45,037,077
Technology Hardware, Storage & Peripherals — 7.9%
Apple, Inc. ....................... 853,421 165,538,071
Hewlett Packard Enterprise Co. ......... 74,078 1,244,511
HP, Inc. ......................... 50,023 1,536,206
NetApp, Inc. ...................... 12,307 940,255
Seagate Technology Holdings plc
(b)
....... 11,240 695,419
Western Digital Corp.
(a)
............... 18,442 699,505
170,653,967
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B ................. 71,119 7,849,404
Ralph Lauren Corp., Class A
(b)
.......... 2,403 296,290
Tapestry, Inc. ...................... 13,812 591,154

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock S&P 500 Index V.I. Fund
10
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
VF Corp. ........................ 19,545 $ 373,114
9,109,962
Tobacco — 0.6%
Altria Group, Inc. ................... 102,971 4,664,586
Philip Morris International, Inc.
(b)
......... 89,430 8,730,157
13,394,743
Trading Companies & Distributors — 0.3%
Fastenal Co. ...................... 32,885 1,939,886
United Rentals, Inc. ................. 4,001 1,781,926
WW Grainger, Inc. .................. 2,595 2,046,391
5,768,203
Water Utilities — 0.1%
American Water Works Co., Inc.
(b)
........ 10,725 1,530,994
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.
(a)
.................. 33,245 4,617,730
Total Long-Term Investments — 99.8%
(Cost: $787,937,650) ............................. 2,145,014,325
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.8%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.98% ................... 4,883,073 $ 4,883,073
SL Liquidity Series, LLC, Money Market Series,
5.28%
(e)
....................... 33,942,029 33,945,423
Total Short-Term Securities — 1.8%
(Cost: $38,828,496) .............................. 38,828,496
Total Investments — 101.6%
(Cost: $826,766,146 ) ............................. 2,183,842,821
Liabilities in Excess of Other Assets — (1.6)% ............ (33,364,639)
Net Assets — 100.0% ..............................
$ 2,150,478,182
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 5,778,012 $ — $ (894,939)
(a)
$ — $ — $ 4,883,073 4,883,073 $ 129,413 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 25,459,134 8,492,882
(a)
— (5,535) ( 1 , 058 ) 33,945,423 33,942,029 66,419
(b)
—
BlackRock, Inc. ............ 6,342,947 — (212,675) 149,626 (308,448) 5,971,450 8,640 87,325 —
$ 144,091 $ (309,506) $ 44,799,946 $ 283,157 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
11
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 28 09/15/23 $ 6,284 $ 142,265
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 142,265 $ — $ — $ — $ 142,265
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2023, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 663,211 $ — $ — $ — $ 663,211
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 235,541 $ — $ — $ — $ 235,541
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 5,417,538

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock S&P 500 Index V.I. Fund
12
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,145,014,325 $ — $ — $ 2,145,014,325
Short-Term Securities
Money Market Funds ...................................... 4,883,073 — — 4,883,073
$ 2,149,897,398 $ — $ — $ 2,149,897,398
Investments valued at NAV
(a)
...................................... 33,945,423
$ —
$ 2,183,842,821
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 142,265 $ — $ — $ 142,265
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
(unaudited)

June 30, 2023
13
Financial Statements
BlackRock S&P
500 Index V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 2,139,042,875
Investments, at value — affiliated
(c)
.......................................................................................... 44,799,946
Cash ............................................................................................................. 1,221
Cash pledged: –
Futures contracts .................................................................................................... 317,000
Foreign currency, at value
(d)
............................................................................................... 97
Receivables: –
Securities lending income — affiliated ...................................................................................... 8,891
Capital shares sold ................................................................................................... 299,201
Dividends — unaffiliated ............................................................................................... 1,386,251
Dividends — affiliated ................................................................................................. 28,899
Variation margin on futures contracts ....................................................................................... 73,490
Prepaid expenses ..................................................................................................... 20,931
Total assets .........................................................................................................
2,185,978,802
LIABILITIES
Collateral on securities loaned ............................................................................................. 34,066,399
Payables: –
Capital shares redeemed ............................................................................................... 504,970
Distribution fees ..................................................................................................... 39,462
Investment advisory fees .............................................................................................. 120,450
Printing and postage fees .............................................................................................. 237,796
Professional fees .................................................................................................... 56,210
Transfer agent fees .................................................................................................. 355,751
Other accrued expenses ............................................................................................... 119,582
Total liabilities ........................................................................................................
35,500,620
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 2,150,478,182
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 742,866,946
Accumulated earnings .................................................................................................. 1,407,611,236
NET ASSETS ........................................................................................................
$ 2,150,478,182
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 785,099,675
(b)
  Securities loaned, at value .............................................................................................. $ 33,684,869
(c)
  Investments, at cost — affiliated .......................................................................................... $ 41,666,471
(d)
  Foreign currency, at cost ............................................................................................... $ 100
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
14
See notes to financial statements.
BlackRock S&P
500 Index V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 1,918,468,852
Shares outstanding ..................................................................................................
66,534,437
Net asset value .....................................................................................................
$ 28.83
Shares authorized ...................................................................................................
300 million
Par value .........................................................................................................
$ 0.10
Class II
Net assets .........................................................................................................
$ 12,076,842
Shares outstanding ..................................................................................................
424,644
Net asset value .....................................................................................................
$ 28.44
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 219,932,488
Shares outstanding ..................................................................................................
7,728,073
Net asset value .....................................................................................................
$ 28.46
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2023
15
Financial Statements
BlackRock S&P
500 Index V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 16,175,800
Dividends — affiliated ................................................................................................. 216,738
Securities lending income — affiliated — net ................................................................................. 66,419
Foreign taxes withheld ................................................................................................ (4,582)
Total investment income .................................................................................................
16,454,375
EXPENSES
Investment advisory .................................................................................................. 698,457
Transfer agent — class specific .......................................................................................... 462,143
Distribution — class specific ............................................................................................ 268,721
Accounting services .................................................................................................. 70,456
Printing and postage ................................................................................................. 43,366
Professional ....................................................................................................... 21,337
Transfer agent ...................................................................................................... 18,352
Custodian ......................................................................................................... 17,801
Directors and Officer ................................................................................................. 9,596
Miscellaneous ...................................................................................................... 3,068
Total expenses .......................................................................................................
1,613,297
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (2,083)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (2,626)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,608,588
Net investment income ..................................................................................................
14,845,787
REALIZED AND UNREALIZED GAIN (LOSS) $ 299,889,754
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 45,986,041
Investments — affiliated ............................................................................................. 144,091
Foreign currency transactions ......................................................................................... (104)
Futures contracts .................................................................................................. 663,211
A
46,793,239
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 253,170,481
Investments — affiliated ............................................................................................. (309,506)
Foreign currency translations .......................................................................................... (3)
Futures contracts .................................................................................................. 235,541
A
253,096,513
Net realized and unrealized gain ...........................................................................................
299,889,752
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 314,735,539
See notes to financial statements.

Statements of Changes in Net Assets

2023
BlackRock Semi-Annual Report to Shareholders
16
BlackRock S&P 500 Index V.I. Fund
Six Months Ended
06/30/23 (unaudited)
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 14,845,787  $ 30,590,284
Net realized gain .................................................................................. 46,793,239  98,182,631
Net change in unrealized appreciation (depreciation) .......................................................... 253,096,513  (578,671,287)
Net increase (decrease) in net assets resulting from operations ..................................................... 314,735,539  (449,898,372)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ —  (110,562,048)
  Class II ....................................................................................... —  (641,014)
  Class III ....................................................................................... —  (12,762,094)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (123,965,156)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (81,543,799) (19,914,425)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 233,191,740  (593,777,953)
Beginning of period .................................................................................. 1,917,286,442  2,511,064,395
End of period ......................................................................................
$ 2,150,478,182  $ 1,917,286,442
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
17
Financial Highlights
BlackRock S&P 500 Index V.I. Fund
Class I
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ................
$ 24.68  $ 32.25  $ 27.28  $ 24.94  $ 20.50  $ 22.82
Net investment income
(a)
........................
0.20  0.41  0.40  0.43  0.45  0.44
Net realized and unrealized gain (loss) ...............
3.95  (6.28) 7.28  4.05  5.94  (1.51)
Net increase (decrease) from investment operations ....... 4.15  (5.87) 7.68  4.48  6.39  (1.07)
Distributions
(b)
– – – – – –
From net investment income .....................
—  (0.42) (0.41) (0.46) (0.54) (0.25)
From net realized gain ..........................
—  (1.28) (2.30) (1.68) (1.41) (1.00)
Total distributions .............................. —  (1.70) (2.71) (2.14) (1.95) (1.25)
Net asset value, end of period ..................... $ 28.83  $ 24.68  $ 32.25  $ 27.28  $ 24.94  $ 20.50
Total Return
(c)
— — — — — —
Based on net asset value ......................... 16.82%
(d)
(18.23)% 28.53% 18.24% 31.34% (4.61)%
Ratios to Average Net Assets
(e)
Total expenses ................................
0.13%
(f)
0.14% 0.14% 0.16% 0.15% 0.19%
(g)
Total expenses after fees waived and/or reimbursed .......
0.13%
(f)
0.14% 0.14% 0.15% 0.14% 0.16%
(g)
Net investment income ..........................
1.51%
(f)
1.48% 1.28% 1.73% 1.90% 1.88%
Supplemental Data
Net assets, end of period (000) ..................... $ 1,918,469  $ 1,704,055  $ 2,218,337  $ 1,857,885  $ 1,709,703  $ 1,412,400
Portfolio turnover rate ............................ 1% 2% 3% 4% 3% 5%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.18%
and 0.15%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
18
BlackRock S&P 500 Index V.I. Fund
Class II
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ................
$ 24.36  $ 31.86  $ 26.98  $ 24.70  $ 20.32  $ 22.63
Net investment income
(a)
........................
0.18  0.37  0.35  0.39  0.41  0.38
Net realized and unrealized gain (loss) ...............
3.90  (6.21) 7.20  3.99  5.89  (1.47)
Net increase (decrease) from investment operations ....... 4.08  (5.84) 7.55  4.38  6.30  (1.09)
Distributions
(b)
– – – – – –
From net investment income .....................
—  (0.38) (0.37) (0.42) (0.51) (0.22)
From net realized gain ..........................
—  (1.28) (2.30) (1.68) (1.41) (1.00)
Total distributions .............................. —  (1.66) (2.67) (2.10) (1.92) (1.22)
Net asset value, end of period ..................... $ 28.44  $ 24.36  $ 31.86  $ 26.98  $ 24.70  $ 20.32
Total Return
(c)
— — — — — —
Based on net asset value ......................... 16.75%
(d)
(18.36)% 28.34% 18.03% 31.17% (4.74)%
Ratios to Average Net Assets
(e)
Total expenses ................................
0.29%
(f)
0.29% 0.29% 0.31% 0.31% 0.40%
(g)
Total expenses after fees waived and/or reimbursed .......
0.29%
(f)
0.29% 0.29% 0.30% 0.30% 0.33%
(g)
Net investment income ..........................
1.37%
(f)
1.33% 1.13% 1.60% 1.74% 1.64%
Supplemental Data
Net assets, end of period (000) ..................... $ 12,077  $ 10,411  $ 11,633  $ 9,215  $ 7,979  $ 4,485
Portfolio turnover rate ............................ 1% 2% 3% 4% 3% 5%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.39%
and 0.33%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
19
Financial Highlights
BlackRock S&P 500 Index V.I. Fund
Class III
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Period from
02/14/18
(a)
to 12/31/18
Net asset value, beginning of period ...............
$ 24.39  $ 31.88  $ 26.99  $ 24.70  $ 20.32  $ 22.88
Net investment income
(b)
.......................
0.16  0.34  0.31  0.36  0.39  0.34
Net realized and unrealized gain (loss) ..............
3.91  (6.21) 7.21  4.00  5.87  (1.69)
Net increase (decrease) from investment operations ...... 4.07  (5.87) 7.52  4.36  6.26  (1.35)
Distributions
(c)
– – – – – –
From net investment income ....................
—  (0.34) (0.33) (0.39) (0.47) (0.21)
From net realized gain .........................
—  (1.28) (2.30) (1.68) (1.41) (1.00)
Total distributions ............................. —  (1.62) (2.63) (2.07) (1.88) (1.21)
Net asset value, end of period .................... $ 28.46  $ 24.39  $ 31.88  $ 26.99  $ 24.70  $ 20.32
Total Return
(d)
— — — — — —
Based on net asset value ........................ 16.69%
(e)
(18.42)% 28.23% 17.92% 30.97% (5.82)%
(e)
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.39%
(g)
0.39% 0.39% 0.41% 0.44% 0.38%
(g)(h)
Total expenses after fees waived and/or reimbursed ......
0.39%
(g)
0.39% 0.39% 0.40% 0.40% 0.36%
(g)(h)
Net investment income .........................
1.26%
(g)
1.23% 1.03% 1.49% 1.65% 1.64%
(g)
Supplemental Data
Net assets, end of period (000) .................... $ 219,932  $ 202,820  $ 281,094  $ 269,805  $ 298,712  $ 319,453
Portfolio turnover rate ........................... 1% 2% 3% 4% 3% 5%
(i)
(a)
Recommencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.37%
and 0.35%, respectively.
(i)
Portfolio turnover rate is representative of the portfolio for the entire year.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2023
BlackRock Semi-Annual Report to Shareholders
20
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock S&P 500 Index
V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III
Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2023 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE"). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2023, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
22
interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
Barclays Capital, Inc. .............................. $ 35,377 $ (35,377) $ — $ —
Citigroup Global Markets, Inc. ........................ 1,677,254 (1,677,254) — —
Credit Suisse Securities (USA) LLC .................... 22,570 (22,570) — —
Goldman Sachs & Co. LLC .......................... 25,165,129 (25,165,129) — —
J.P. Morgan Securities LLC .......................... 3,625,943 (3,625,943) — —
National Financial Services LLC ....................... 266,233 (262,733) — 3,500
State Street Bank & Trust Co. ........................ 2,892,363 (2,892,363) — —
$ 33,684,869 $ (33,681,369) $ — $ 3,500
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of June 30, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)
23
Notes to Financial Statements
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.07% of the average daily value of the Fund’s net assets.
Distribution Fees:  The Company, on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2023, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations. For the six months ended June 30, 2023 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months  ended June 30, 2023 , the amount waived was $2,083.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2023, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager – class specific in the Statement of Operations. For the six months ended June 30, 2023, class specific expense reimbursements were as follows:
Share Class Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25
Share Class
Distribution
Fees
Class II ......................................................................................................... $ 8,405
Class III ......................................................................................................... 260,316
$ 268,721
Class I Class II Class III Total
Transfer agent fees - class specific ....................................................... $ 410,052 $ 2,729 $ 49,362 $ 462,143
Class I ................................................................................................................
0.05%
Class II ...............................................................................................................
0.05
Class III ...............................................................................................................
0.05
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I I ...................................................................................................... $ 5

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
24
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. The amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of Operations. For the six months ended June 30, 2023, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2023, the Fund paid BIM $14,314 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2023, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2023, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
Class I Class II Class III
Expense Limitations ................................................................. 0.15% 0.30% 0.40%
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 2,324
Class II ...................................................................................................... 15
Class III ...................................................................................................... 282
$ 2,621
Purchases ............................................................................................................... $ 6,338,202
Sales ................................................................................................................... 4,137,719
Net Realized Gain .......................................................................................................... 530,070

Notes to Financial Statements
(unaudited) (continued)
25
Notes to Financial Statements
7. PURCHASES AND SALES
For the six months ended June 30, 2023, purchases and sales of investments, excluding short-term securities, were $10,323,885 and $75,338,977, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of December 31, 2022, the Fund had qualified late-year losses of $138,661.
As of June 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2023, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. The Manager does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by the Manager.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock S&P 500 Index V.I. Fund ..................................... $ 852 , 597 , 625 $ 1, 371 , 024 , 472 $ (39,637,011) $ 1, 331 , 387 , 461

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
26
significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(unaudited) (continued)
27
Notes to Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of June 30, 2023, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 437 Class III Shares of the Fund.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock S&P 500 Index V.I. Fund
Class I
Shares sold .............................................
951,928 $ 25,408,478 1,897,087 $ 53,168,227
Shares issued in reinvestment of distributions ........................
— — 4,451,316 110,562,048
Shares redeemed .........................................
(3,458,642) (91,493,862) (6,095,843) (169,386,601)
(2,506,714) $ (66,085,384) 252,560 $ (5,656,326)
Class II
Shares sold .............................................
37,295 $ 964,986 95,292 $ 2,575,434
Shares issued in reinvestment of distributions ........................
— — 26,151 641,014
Shares redeemed .........................................
(40,006) (1,045,319) (59,245) (1,665,390)
(2,711) $ (80,333) 62,198 $ 1,551,058
Class III
Shares sold .............................................
624,712 $ 16,325,038 962,446 $ 26,299,385
Shares issued in reinvestment of distributions ........................
— — 519,793 12,761,386
Shares redeemed .........................................
(1,212,102) (31,703,120) (1,983,232) (54,869,928)
(587,390) $ (15,378,082) (500,993) $ (15,809,157)
(3,096,815) $ (81,543,799) (186,235) $ (19,914,425)

Glossary of Terms Used in this Report
2023
BlackRock Semi-Annual Report to Shareholders
28
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
S&P Standard & Poor's

June 30, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Small Cap Index V.I. Fund

Fund Summary
as of June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
2
BlackRock Small Cap Index V.I. Fund
Investment Objective
BlackRock Small Cap Index V.I. Fund’s (the “Fund”) investment objective is to seek to match the performance of the Russell 2000
®
Index (the “Russell 2000” or the
“Underlying Index”) as closely as possible before the deduction of Fund expenses.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2023, the Fund’s Class I and Class III Shares returned 8.04% and 7.86%, respectively. The Russell 2000
®
Index returned 8.09% for
the same period. The Russell 2000
®
Index is a subset of the Russell 3000
®
Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
Describe the market environment.
The U.S. equity market rallied over the first quarter of 2023 on the back of cooling inflation and resilient economic data. In combination with a stronger-than-expected gross domestic product (“GDP”), inflation data led investors to position for slower rate rises from the Federal Reserve (“Fed”). The Fed reiterated their commitment to raise interest rates to bring the inflation rate down in February 2023, especially if macro data continued to come in stronger than expected. Later in the quarter, investors’ attention quickly switched to headline news about the banking sector which led to a major sell off in the financial sectors. The overall market calmed after the central banks set out reassuring plans.
During the first quarter of 2023, the Fed raised the interest rate by 25 basis points in February and March 2023, bringing it to the range of 4.75% and 5.00%. This represented the 9th consecutive interest rate hike. A slight shift in rhetoric was interpreted that the rate hiking cycle was nearing a pause, although Fed Chair, Jerome Powell was clear that additional “policy firming” may be required.
In the second quarter of 2023, the U.S. equity market continued to rally, despite concerns over the debt ceiling. Robust gains were supported by resilient economic data and strong performance by large-cap growth stocks. Concerns regarding the United States debt ceiling dampened market sentiment in May 2023 before Congress reached an agreement to suspend it. Later in the quarter, markets rallied boosted by the technology sector on the back of enthusiasm over artificial intelligence and chipmakers.
The Fed raised the interest rate by 25 basis points over the quarter, bringing rates to the range of 5.00% and 5.25%. The paused rate hikes late in the quarter but expressed the need to retain flexibility to bring inflation down.
Describe recent portfolio activity.
During the six-month period, as changes were made to the composition of the Russell 2000
®
Index, the Fund purchased and sold securities to maintain its objective of seeking to match the risks and return of the benchmark index.
Describe portfolio positioning at period end.
The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2023 (continued)
3
Fund Summary
BlackRock Small Cap Index V.I. Fund
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)(c)
................................................................. 8.04% 12.34% 4.07% 8.01%
Class III
(b)(c)(d)
............................................................... 7.86 11.89 3.81 7.74
Russell 2000
®
Index
(e)
........................................................ 8.09 12.31 4.21 8.26
(a)
For a portion of the period, the Fund's investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund's performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(c)
Under normal circumstances, the Fund will invest at least 90% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 2000. On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the Small Cap Equity Index Fund (the “Predecessor
Fund”), a series of State Farm Variable Product Trust, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the
Reorganization; accordingly, the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.
(d)
The returns for Class III Shares prior to February 9, 2021, the commencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.
(e)
An index that measures the performance of the small-cap segment of the US equity universe. It is a subset of the Russell 3000
®
Index representing approximately 10% of the total market
capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,080.40 $ 1.08 $ 1,000.00 $ 1,023.75 $ 1.05 0.21%
Class III .................................. 1,000.00 1,078.60 2.37 1,000.00 1,022.51 2.31 0.46
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Industrials ....................................... 17.3%
Health Care ..................................... 16.8
Financials ....................................... 15.0
Information Technology .............................. 13.6
Consumer Discretionary ............................. 10.4
Energy ......................................... 6.8
Real Estate ...................................... 6.0
Materials ....................................... 4.6
Consumer Staples ................................. 3.4
Utilities ......................................... 3.0
Communication Services ............................. 2.5
Short-Term Securities ............................... 16.4
Liabilities in Excess of Other Assets ..................... (15.8)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
2023
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
June 30, 2023
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.0%
AAR Corp.
(a)
...................... 4,338 $ 250,563
Aerojet Rocketdyne Holdings, Inc.
(a)
...... 9,676 530,922
AeroVironment, Inc.
(a)
................ 3,020 308,886
AerSale Corp.
(a)
.................... 2,995 44,027
Archer Aviation, Inc., Class A
(a)
.......... 19,303 79,528
Astronics Corp.
(a)
................... 3,107 61,705
Cadre Holdings, Inc. ................. 2,235 48,723
Ducommun, Inc.
(a)
.................. 1,391 60,606
Eve Holding, Inc.
(a)
.................. 2,134 22,364
Kaman Corp. ..................... 3,662 89,097
Kratos Defense & Security Solutions, Inc.
(a)
. 15,268 218,943
Leonardo DRS, Inc.
(a)
................ 6,076 105,358
Moog, Inc., Class A ................. 3,521 381,782
National Presto Industries, Inc.
(b)
......... 663 48,532
Park Aerospace Corp. ................ 2,528 34,886
Parsons Corp.
(a)
.................... 5,192 249,943
Redwire Corp.
(a)(b)
................... 2,246 5,727
Rocket Lab USA, Inc.
(a)
............... 34,160 204,960
Terran Orbital Corp.
(a)
................ 11,116 16,674
Triumph Group, Inc.
(a)
................ 8,216 101,632
V2X, Inc.
(a)(b)
...................... 1,374 68,095
Virgin Galactic Holdings, Inc.
(a)(b)
......... 31,308 121,475
3,054,428
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.
(a)(b)
..... 7,111 134,184
Forward Air Corp. .................. 3,180 337,430
Hub Group, Inc., Class A
(a)
............. 3,996 320,959
Radiant Logistics, Inc.
(a)
.............. 4,387 29,481
822,054
Automobile Components — 1.5%
Adient plc
(a)
....................... 11,808 452,483
American Axle & Manufacturing Holdings, Inc.
(a)
14,354 118,708
Cooper-Standard Holdings, Inc.
(a)
........ 331 4,720
Dana, Inc. ........................ 16,285 276,845
Dorman Products, Inc.
(a)(b)
............. 3,234 254,936
Fox Factory Holding Corp.
(a)
............ 5,275 572,390
Gentherm, Inc.
(a)
................... 4,063 229,600
Goodyear Tire & Rubber Co. (The)
(a)
...... 34,620 473,602
Holley, Inc.
(a)
...................... 5,970 24,417
LCI Industries
(b)
.................... 3,042 384,387
Luminar Technologies, Inc., Class A
(a)(b)
.... 33,493 230,432
Modine Manufacturing Co.
(a)
........... 6,373 210,436
Patrick Industries, Inc.
(b)
.............. 2,671 213,680
Solid Power, Inc., Class A
(a)
............ 19,650 49,911
Standard Motor Products, Inc. .......... 2,658 99,728
Stoneridge, Inc.
(a)(b)
.................. 3,103 58,492
Visteon Corp.
(a)(b)
................... 3,443 494,449
XPEL, Inc.
(a)(c)
..................... 2,752 231,773
4,380,989
Automobiles — 0.1%
Fisker, Inc., Class A
(a)(b)
............... 24,062 135,710
Livewire Group, Inc.
(a)
................ 1,266 14,951
Winnebago Industries, Inc.
(b)
........... 3,648 243,285
Workhorse Group, Inc.
(a)(b)
............. 18,052 15,734
409,680
Banks — 7.8%
1st Source Corp. ................... 2,055 86,166
ACNB Corp. ...................... 981 32,540
Amalgamated Financial Corp. .......... 2,735 44,006
Amerant Bancorp, Inc., Class A ......... 3,520 60,509
American National Bankshares, Inc. ...... 1,408 40,804
Security
Shares
Shares Value
Banks (continued)
Ameris Bancorp
(b)
................... 7,852 $ 268,617
Ames National Corp. ................ 1,111 20,031
Arrow Financial Corp.
(b)
............... 2,242 45,154
Associated Banc-Corp. ............... 19,810 321,516
Atlantic Union Bankshares Corp. ........ 9,198 238,688
Axos Financial, Inc.
(a)(b)
............... 6,807 268,468
Banc of California, Inc.
(b)
.............. 6,474 74,969
BancFirst Corp.
(b)
................... 2,730 251,160
Bancorp, Inc. (The)
(a)
................ 6,170 201,451
Bank First Corp.
(b)
.................. 1,248 103,834
Bank of Hawaii Corp. ................ 2,082 85,841
Bank of Marin Bancorp
(b)
.............. 2,055 36,312
Bank of NT Butterfield & Son Ltd. (The) .... 6,240 170,726
Bank7 Corp. ...................... 407 9,984
BankUnited, Inc.
(b)
.................. 9,013 194,230
Bankwell Financial Group, Inc. .......... 1,001 24,404
Banner Corp. ..................... 4,086 178,436
Bar Harbor Bankshares .............. 1,956 48,196
BayCom Corp. .................... 1,492 24,887
BCB Bancorp, Inc.
(b)
................. 2,193 25,746
Berkshire Hills Bancorp, Inc. ........... 5,072 105,143
Blue Foundry Bancorp
(a)
.............. 3,298 33,343
Blue Ridge Bankshares, Inc.
(b)
.......... 2,069 18,311
Bridgewater Bancshares, Inc.
(a)
......... 3,294 32,446
Brookline Bancorp, Inc. ............... 9,965 87,094
Burke & Herbert Financial Services Corp. .. 797 51,167
Business First Bancshares, Inc.
(b)
........ 3,118 46,988
Byline Bancorp, Inc. ................. 3,175 57,436
C&F Financial Corp. ................. 365 19,600
Cadence Bank
(b)
................... 19,124 375,595
Cambridge Bancorp ................. 1,068 58,003
Camden National Corp.
(b)
............. 2,052 63,550
Capital Bancorp, Inc.
(b)
............... 1,075 19,458
Capital City Bank Group, Inc.
(b)
.......... 1,779 54,509
Capitol Federal Financial, Inc.
(b)
......... 15,065 92,951
Capstar Financial Holdings, Inc. ......... 2,443 29,976
Carter Bankshares, Inc.
(a)(b)
............ 3,079 45,538
Cathay General Bancorp .............. 9,423 303,326
Central Pacific Financial Corp. .......... 3,251 51,073
Central Valley Community Bancorp ....... 1,294 19,992
Chemung Financial Corp. ............. 440 16,900
ChoiceOne Financial Services, Inc. ....... 808 18,584
Citizens & Northern Corp.
(b)
............ 1,779 34,335
Citizens Financial Services, Inc.
(b)
........ 493 36,714
City Holding Co.
(b)
.................. 1,731 155,773
Civista Bancshares, Inc. .............. 1,975 34,365
CNB Financial Corp. ................. 2,429 42,872
Coastal Financial Corp.
(a)
............. 1,325 49,886
Codorus Valley Bancorp, Inc. ........... 1,184 23,218
Colony Bankcorp, Inc.
(b)
.............. 1,900 17,898
Columbia Financial, Inc.
(a)
............. 3,794 65,598
Community Bank System, Inc.
(b)
......... 6,039 283,108
Community Financial Corp. (The) ........ 641 17,365
Community Trust Bancorp, Inc. ......... 2,021 71,887
ConnectOne Bancorp, Inc. ............ 5,255 87,180
CrossFirst Bankshares, Inc.
(a)
........... 5,614 56,140
Customers Bancorp, Inc.
(a)
............. 3,518 106,455
CVB Financial Corp.
(b)
................ 15,419 204,764
Dime Community Bancshares, Inc. ....... 3,957 69,762
Eagle Bancorp, Inc. ................. 3,599 76,155
Eastern Bankshares, Inc. ............. 19,579 240,234
Enterprise Bancorp, Inc. .............. 1,148 33,223
Enterprise Financial Services Corp. ...... 4,783 187,015
Equity Bancshares, Inc., Class A ........ 2,170 49,433
Esquire Financial Holdings, Inc. ......... 818 37,415

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Small Cap Index V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
ESSA Bancorp, Inc. ................. 1,030 $ 15,398
Evans Bancorp, Inc. ................. 721 17,975
Farmers & Merchants Bancorp, Inc.
(b)
..... 1,698 38,222
Farmers National Banc Corp.
(b)
.......... 4,586 56,729
FB Financial Corp. .................. 5,155 144,598
Fidelity D&D Bancorp, Inc. ............. 564 27,405
Financial Institutions, Inc. ............. 1,836 28,899
First Bancorp
(b)
.................... 4,466 132,864
First BanCorp ..................... 20,904 255,447
First Bancorp, Inc. (The) .............. 1,391 33,857
First Bancshares, Inc. (The) ............ 3,896 100,673
First Bank
(b)
....................... 2,185 22,680
First Busey Corp. ................... 6,922 139,132
First Business Financial Services, Inc. ..... 1,154 34,031
First Commonwealth Financial Corp. ...... 11,304 142,996
First Community Bankshares, Inc. ....... 2,268 67,428
First Community Corp. ............... 748 12,985
First Financial Bancorp
(b)
.............. 10,809 220,936
First Financial Bankshares, Inc.
(b)
........ 16,278 463,760
First Financial Corp. ................. 1,440 46,757
First Foundation, Inc. ................ 8,332 33,078
First Interstate BancSystem, Inc., Class A
(b)
. 11,026 262,860
First Merchants Corp. ................ 7,954 224,541
First Mid Bancshares, Inc. ............. 2,908 70,199
First of Long Island Corp. (The)
(b)
........ 3,497 42,034
First Western Financial, Inc.
(a)
.......... 917 17,056
Five Star Bancorp .................. 1,483 33,175
Flushing Financial Corp.
(b)
............. 3,731 45,854
FS Bancorp, Inc. ................... 752 22,613
Fulton Financial Corp. ................ 20,398 243,144
FVCBankcorp, Inc.
(a)
................. 1,733 18,664
German American Bancorp, Inc. ......... 4,029 109,508
Glacier Bancorp, Inc.
(b)
............... 13,853 431,798
Great Southern Bancorp, Inc. ........... 1,246 63,210
Greene County Bancorp, Inc. ........... 786 23,423
Guaranty Bancshares, Inc. ............ 1,095 29,653
Hancock Whitney Corp.
(b)
............. 10,592 406,521
Hanmi Financial Corp. ............... 3,597 53,703
HarborOne Bancorp, Inc. ............. 5,296 45,969
HBT Financial, Inc. .................. 1,855 34,206
Heartland Financial USA, Inc. .......... 5,004 139,461
Heritage Commerce Corp.
(b)
............ 8,542 70,728
Heritage Financial Corp. .............. 4,119 66,604
Hilltop Holdings, Inc. ................. 5,873 184,765
Hingham Institution for Savings (The) ..... 194 41,357
Home Bancorp, Inc. ................. 1,076 35,734
Home BancShares, Inc.
(b)
............. 24,174 551,167
HomeStreet, Inc. ................... 3,468 20,531
HomeTrust Bancshares, Inc. ........... 2,165 45,227
Hope Bancorp, Inc. ................. 13,842 116,550
Horizon Bancorp, Inc.
(b)
............... 5,969 62,137
Independent Bank Corp.
(b)
............. 2,494 42,298
Independent Bank Corp. .............. 5,245 233,455
Independent Bank Group, Inc. .......... 4,268 147,374
International Bancshares Corp. ......... 6,643 293,621
John Marshall Bancorp, Inc. ........... 1,610 32,345
Kearny Financial Corp. ............... 7,196 50,732
Lakeland Bancorp, Inc. ............... 8,426 112,824
Lakeland Financial Corp.
(b)
............ 2,815 136,584
LCNB Corp. ...................... 1,117 16,487
Live Oak Bancshares, Inc. ............. 4,523 119,000
Luther Burbank Corp. ................ 1,727 15,405
Macatawa Bank Corp. ............... 3,277 30,411
MainStreet Bancshares, Inc. ........... 648 14,684
Mercantile Bank Corp.
(b)
.............. 2,049 56,593
Security
Shares
Shares Value
Banks (continued)
Metrocity Bankshares, Inc. ............ 2,420 $ 43,294
Metropolitan Bank Holding Corp.
(a)
....... 1,255 43,586
Mid Penn Bancorp, Inc. ............... 1,833 40,473
Middlefield Banc Corp. ............... 888 23,798
Midland States Bancorp, Inc. ........... 2,729 54,334
MidWestOne Financial Group, Inc. ....... 1,893 40,453
MVB Financial Corp. ................ 1,668 35,161
National Bank Holdings Corp., Class A .... 3,603 104,631
National Bankshares, Inc. ............. 704 20,550
NBT Bancorp, Inc. .................. 4,818 153,453
Nicolet Bankshares, Inc.
(b)
............. 1,621 110,082
Northeast Bank .................... 983 40,962
Northeast Community Bancorp, Inc. ...... 1,375 20,460
Northfield Bancorp, Inc.
(b)
............. 5,107 56,075
Northwest Bancshares, Inc. ............ 14,187 150,382
Norwood Financial Corp.
(b)
............. 849 25,071
Oak Valley Bancorp ................. 678 17,079
OceanFirst Financial Corp. ............ 8,043 125,632
OFG Bancorp ..................... 5,564 145,109
Old National Bancorp
(b)
............... 37,661 524,994
Old Second Bancorp, Inc. ............. 5,507 71,921
Orange County Bancorp, Inc. ........... 601 22,237
Origin Bancorp, Inc. ................. 3,953 115,823
Orrstown Financial Services, Inc. ........ 1,383 26,484
Pacific Premier Bancorp, Inc. ........... 10,317 213,356
PacWest Bancorp .................. 15,105 123,106
Park National Corp.
(b)
................ 1,818 186,018
Parke Bancorp, Inc. ................. 1,173 19,929
Pathward Financial, Inc. .............. 3,282 152,154
PCB Bancorp ..................... 1,351 19,873
Peapack-Gladstone Financial Corp. ...... 2,447 66,265
Penns Woods Bancorp, Inc. ............ 728 18,222
Peoples Bancorp, Inc.
(b)
.............. 4,545 120,670
Peoples Financial Services Corp. ........ 912 39,936
Pioneer Bancorp, Inc.
(a)(b)
.............. 1,483 13,273
Plumas Bancorp ................... 613 21,878
Ponce Financial Group, Inc.
(a)
.......... 2,558 22,229
Preferred Bank .................... 1,161 63,843
Premier Financial Corp. .............. 5,026 80,517
Primis Financial Corp. ................ 3,336 28,089
Princeton Bancorp, Inc. ............... 601 16,419
Provident Financial Services, Inc.
(b)
....... 8,845 144,527
QCR Holdings, Inc. ................. 2,225 91,292
RBB Bancorp
(b)
.................... 2,075 24,776
Red River Bancshares, Inc.
(b)
........... 655 32,187
Renasant Corp. .................... 6,498 169,793
Republic Bancorp, Inc., Class A ......... 1,050 44,625
S&T Bancorp, Inc.
(b)
................. 3,944 107,237
Sandy Spring Bancorp, Inc. ............ 6,049 137,191
Seacoast Banking Corp. of Florida ....... 8,098 178,966
ServisFirst Bancshares, Inc.
(b)
.......... 6,205 253,909
Shore Bancshares, Inc. ............... 2,531 29,258
Sierra Bancorp
(b)
................... 1,907 32,362
Simmons First National Corp., Class A
(b)
... 14,164 244,329
SmartFinancial, Inc. ................. 1,999 42,998
South Plains Financial, Inc.
(b)
........... 1,349 30,366
Southern First Bancshares, Inc.
(a)(b)
....... 985 24,379
Southern Missouri Bancorp, Inc. ......... 1,201 46,178
Southern States Bancshares, Inc. ........ 759 16,015
Southside Bancshares, Inc.
(b)
........... 3,717 97,237
SouthState Corp. ................... 9,548 628,258
Stellar Bancorp, Inc.
(b)
................ 6,227 142,536
Sterling Bancorp, Inc.
(a)
............... 1,988 10,874
Stock Yards Bancorp, Inc.
(b)
............ 3,452 156,617
Summit Financial Group, Inc. ........... 1,531 31,630

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Texas Capital Bancshares, Inc.
(a)
........ 6,041 $ 311,112
Third Coast Bancshares, Inc.
(a)
.......... 1,458 23,138
Timberland Bancorp, Inc. ............. 953 24,378
Tompkins Financial Corp.
(b)
............ 1,632 90,902
Towne Bank
(b)
..................... 9,026 209,764
TriCo Bancshares .................. 3,865 128,318
Triumph Financial, Inc.
(a)
.............. 2,670 162,122
TrustCo Bank Corp. ................. 2,175 62,227
Trustmark Corp. ................... 7,317 154,535
UMB Financial Corp. ................ 5,570 339,213
United Bankshares, Inc. .............. 15,822 469,439
United Community Banks, Inc.
(b)
......... 12,802 319,922
Unity Bancorp, Inc. .................. 817 19,273
Univest Financial Corp.
(b)
.............. 3,673 66,408
USCB Financial Holdings, Inc., Class A
(a)(b)
.. 1,251 12,760
Valley National Bancorp
(b)
............. 54,396 421,569
Veritex Holdings, Inc. ................ 5,521 98,992
Virginia National Bankshares Corp. ....... 781 25,109
Washington Federal, Inc.
(b)
............ 7,854 208,288
Washington Trust Bancorp, Inc. ......... 2,537 68,017
WesBanco, Inc. .................... 7,422 190,077
West BanCorp, Inc.
(b)
................ 2,084 38,366
Westamerica BanCorp ............... 3,052 116,892
WSFS Financial Corp.
(b)
.............. 7,195 271,395
23,056,085
Beverages — 0.4%
Coca-Cola Consolidated, Inc. ........... 592 376,524
Duckhorn Portfolio, Inc. (The)
(a)
......... 5,314 68,923
MGP Ingredients, Inc. ................ 1,907 202,676
National Beverage Corp.
(a)
............. 2,933 141,810
Primo Water Corp. .................. 19,047 238,849
Vita Coco Co., Inc. (The)
(a)
............. 3,549 95,362
Zevia PBC, Class A
(a)
................ 3,030 13,059
1,137,203
Biotechnology — 7.5%
2seventy bio, Inc.
(a)(b)
................ 6,266 63,412
4D Molecular Therapeutics, Inc.
(a)
........ 3,978 71,882
89bio, Inc.
(a)
...................... 7,550 143,072
Aadi Bioscience, Inc.
(a)
............... 1,681 11,498
ACADIA Pharmaceuticals, Inc.
(a)
......... 14,786 354,125
Acrivon Therapeutics, Inc.
(a)
............ 1,049 13,595
Actinium Pharmaceuticals, Inc.
(a)
........ 3,105 23,039
Adicet Bio, Inc.
(a)
................... 3,229 7,846
ADMA Biologics, Inc.
(a)
............... 25,367 93,604
Aerovate Therapeutics, Inc.
(a)
........... 1,066 18,282
Agenus, Inc.
(a)
..................... 42,392 67,827
Agios Pharmaceuticals, Inc.
(a)
.......... 6,738 190,820
Akero Therapeutics, Inc.
(a)(b)
............ 5,481 255,908
Aldeyra Therapeutics, Inc.
(a)(b)
........... 5,597 46,959
Alector, Inc.
(a)
..................... 7,656 46,013
Alkermes plc
(a)
..................... 20,430 639,459
Allakos, Inc.
(a)
..................... 8,136 35,473
Allogene Therapeutics, Inc.
(a)
........... 11,052 54,928
Allovir, Inc.
(a)
...................... 5,354 18,204
Alpine Immune Sciences, Inc.
(a)
......... 4,171 42,878
Altimmune, Inc.
(a)
................... 6,203 21,897
ALX Oncology Holdings, Inc.
(a)
.......... 2,617 19,654
Amicus Therapeutics, Inc.
(a)
............ 34,148 428,899
AnaptysBio, Inc.
(a)
.................. 2,588 52,640
Anavex Life Sciences Corp.
(a)(b)
......... 8,432 68,552
Anika Therapeutics, Inc.
(a)
............. 1,826 47,439
Annexon, Inc.
(a)
.................... 5,442 19,156
Arbutus Biopharma Corp.
(a)(b)
........... 16,101 37,032
Arcellx, Inc.
(a)
..................... 4,616 145,958
Security
Shares
Shares Value
Biotechnology (continued)
Arcturus Therapeutics Holdings, Inc.
(a)
..... 3,040 $ 87,187
Arcus Biosciences, Inc.
(a)(b)
............ 6,712 136,321
Arcutis Biotherapeutics, Inc.
(a)(b)
......... 6,480 61,754
Ardelyx, Inc.
(a)(b)
.................... 25,791 87,431
Arrowhead Pharmaceuticals, Inc.
(a)
....... 12,574 448,389
ARS Pharmaceuticals, Inc.
(a)
........... 2,869 19,222
Astria Therapeutics, Inc.
(a)
............. 3,063 25,515
Atara Biotherapeutics, Inc.
(a)
........... 10,470 16,857
Aura Biosciences, Inc.
(a)(b)
............. 3,613 44,621
Aurinia Pharmaceuticals, Inc.
(a)
.......... 16,342 158,191
Avid Bioservices, Inc.
(a)(b)
.............. 7,426 103,741
Avidity Biosciences, Inc.
(a)
............. 8,734 96,860
Avita Medical, Inc.
(a)
................. 3,069 52,204
Beam Therapeutics, Inc.
(a)
............. 8,417 268,755
BioAtla, Inc.
(a)
..................... 5,567 16,701
BioCryst Pharmaceuticals, Inc.
(a)
......... 23,888 168,172
Biohaven Ltd.
(a)
.................... 7,156 171,172
Biomea Fusion, Inc.
(a)
................ 2,410 52,899
Bioxcel Therapeutics, Inc.
(a)
............ 2,672 17,796
Bluebird Bio, Inc.
(a)(b)
................. 12,488 41,086
Blueprint Medicines Corp.
(a)
............ 7,463 471,662
Bridgebio Pharma, Inc.
(a)
.............. 14,019 241,127
Cabaletta Bio, Inc.
(a)
................. 3,084 39,814
CareDx, Inc.
(a)
..................... 7,024 59,704
Caribou Biosciences, Inc.
(a)
............ 6,657 28,292
Carisma Therapeutics, Inc.
(b)
........... 3,312 29,046
Catalyst Pharmaceuticals, Inc.
(a)
......... 11,958 160,716
Celcuity, Inc.
(a)
..................... 2,019 22,169
Celldex Therapeutics, Inc.
(a)
............ 5,598 189,940
Century Therapeutics, Inc.
(a)
........... 2,259 7,138
Cerevel Therapeutics Holdings, Inc.
(a)
..... 7,584 241,095
Chinook Therapeutics, Inc.
(a)
........... 7,079 271,975
Cogent Biosciences, Inc.
(a)(b)
........... 8,456 100,119
Coherus Biosciences, Inc.
(a)
............ 8,697 37,136
Compass Therapeutics, Inc.
(a)
.......... 10,922 34,732
Crinetics Pharmaceuticals, Inc.
(a)
........ 6,577 118,518
Cue Biopharma, Inc.
(a)
............... 4,136 15,096
Cullinan Oncology, Inc.
(a)
.............. 3,008 32,366
Cytokinetics, Inc.
(a)
.................. 11,350 370,237
Day One Biopharmaceuticals, Inc.
(a)
...... 6,071 72,488
Deciphera Pharmaceuticals, Inc.
(a)
....... 6,260 88,141
Denali Therapeutics, Inc.
(a)(b)
........... 14,404 425,062
Design Therapeutics, Inc.
(a)
............ 3,934 24,784
Disc Medicine, Inc.
(a)
................. 938 41,647
Dynavax Technologies Corp.
(a)
.......... 15,911 205,570
Dyne Therapeutics, Inc.
(a)
............. 5,206 58,567
Eagle Pharmaceuticals, Inc.
(a)(b)
......... 1,204 23,406
Editas Medicine, Inc.
(a)
............... 8,673 71,379
Emergent BioSolutions, Inc.
(a)
.......... 6,258 45,996
Enanta Pharmaceuticals, Inc.
(a)
......... 2,510 53,714
Entrada Therapeutics, Inc.
(a)
........... 2,594 39,273
EQRx, Inc.
(a)(b)
..................... 39,551 73,565
Erasca, Inc.
(a)(b)
.................... 10,169 28,066
Fate Therapeutics, Inc.
(a)
.............. 10,282 48,942
Fennec Pharmaceuticals, Inc.
(a)
......... 2,017 17,810
FibroGen, Inc.
(a)
.................... 11,090 29,943
Foghorn Therapeutics, Inc.
(a)
........... 2,367 16,664
Genelux Corp.
(a)(b)
.................. 321 10,503
Generation Bio Co.
(a)
................ 6,557 36,063
Geron Corp.
(a)
..................... 60,538 194,327
Graphite Bio, Inc.
(a)
.................. 3,383 8,796
Gritstone bio, Inc.
(a)
................. 11,011 21,471
Halozyme Therapeutics, Inc.
(a)
.......... 16,459 593,676
Heron Therapeutics, Inc.
(a)(b)
............ 12,272 14,236
HilleVax, Inc.
(a)(b)
................... 2,625 45,124

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Small Cap Index V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Humacyte, Inc.
(a)
................... 7,148 $ 20,443
Icosavax, Inc.
(a)
.................... 3,727 37,009
Ideaya Biosciences, Inc.
(a)
............. 6,621 155,594
IGM Biosciences, Inc.
(a)
............... 1,388 12,811
Immuneering Corp., Class A
(a)
.......... 2,511 25,462
ImmunityBio, Inc.
(a)
.................. 13,903 38,650
ImmunoGen, Inc.
(a)
.................. 29,694 560,326
Immunovant, Inc.
(a)
.................. 6,564 124,519
Inhibrx, Inc.
(a)(b)
.................... 4,257 110,512
Inozyme Pharma, Inc.
(a)
.............. 4,097 22,820
Insmed, Inc.
(a)
..................... 16,169 341,166
Intellia Therapeutics, Inc.
(a)(b)
........... 10,809 440,791
Intercept Pharmaceuticals, Inc.
(a)
........ 2,996 33,136
Iovance Biotherapeutics, Inc.
(a)
.......... 25,549 179,865
Ironwood Pharmaceuticals, Inc., Class A
(a)
.. 16,643 177,082
iTeos Therapeutics, Inc.
(a)(b)
............ 2,794 36,993
IVERIC bio, Inc.
(a)(b)
................. 16,925 665,830
Janux Therapeutics, Inc.
(a)(b)
............ 2,217 26,316
KalVista Pharmaceuticals, Inc.
(a)
......... 2,926 26,334
Karyopharm Therapeutics, Inc.
(a)
........ 14,309 25,613
Keros Therapeutics, Inc.
(a)
............. 2,749 110,455
Kezar Life Sciences, Inc.
(a)
............. 9,437 23,121
Kiniksa Pharmaceuticals Ltd., Class A
(a)
.... 4,097 57,686
Kodiak Sciences, Inc.
(a)
............... 3,902 26,924
Krystal Biotech, Inc.
(a)
................ 2,624 308,058
Kura Oncology, Inc.
(a)
................ 7,824 82,778
Kymera Therapeutics, Inc.
(a)
............ 4,884 112,283
Larimar Therapeutics, Inc.
(a)
............ 3,087 9,662
Lexicon Pharmaceuticals, Inc.
(a)
......... 13,460 30,823
Lineage Cell Therapeutics, Inc.
(a)
........ 15,149 21,360
Lyell Immunopharma, Inc.
(a)(b)
........... 21,226 67,499
MacroGenics, Inc.
(a)
................. 7,026 37,589
Madrigal Pharmaceuticals, Inc.
(a)
........ 1,662 383,922
MannKind Corp.
(a)
.................. 30,804 125,372
MeiraGTx Holdings plc
(a)
.............. 3,584 24,084
Merrimack Pharmaceuticals, Inc.
(a)
....... 1,214 14,932
Mersana Therapeutics, Inc.
(a)
........... 13,844 45,547
MiMedx Group, Inc.
(a)
................ 14,489 95,772
Mineralys Therapeutics, Inc.
(a)
.......... 2,022 34,475
Mirum Pharmaceuticals, Inc.
(a)(b)
......... 3,261 84,362
Monte Rosa Therapeutics, Inc.
(a)
......... 4,328 29,647
Morphic Holding, Inc.
(a)
............... 3,714 212,924
Myriad Genetics, Inc.
(a)
............... 9,883 229,088
Nkarta, Inc.
(a)
...................... 3,764 8,243
Novavax, Inc.
(a)(b)
................... 10,947 81,336
Nurix Therapeutics, Inc.
(a)
............. 5,686 56,803
Nuvalent, Inc., Class A
(a)(b)
............. 2,913 122,841
Nuvectis Pharma, Inc.
(a)
.............. 748 11,946
Ocean Biomedical, Inc.
(a)(b)
............. 1,635 9,826
Olema Pharmaceuticals, Inc.
(a)
.......... 3,360 30,341
Omega Therapeutics, Inc.
(a)
............ 2,911 16,302
Organogenesis Holdings, Inc., Class A
(a)
... 8,338 27,682
ORIC Pharmaceuticals, Inc.
(a)
.......... 4,865 37,752
Outlook Therapeutics, Inc.
(a)(b)
.......... 20,297 35,317
Ovid therapeutics, Inc.
(a)
.............. 6,988 22,921
PDS Biotechnology Corp.
(a)
............ 3,397 17,087
PepGen, Inc.
(a)
.................... 920 8,225
PMV Pharmaceuticals, Inc.
(a)
........... 5,716 35,782
Point Biopharma Global, Inc.
(a)
.......... 11,124 100,783
Poseida Therapeutics, Inc.
(a)
........... 8,603 15,141
Precigen, Inc.
(a)
.................... 19,112 21,979
Prelude Therapeutics, Inc.
(a)
............ 1,647 7,411
Prime Medicine, Inc.
(a)
................ 4,866 71,287
ProKidney Corp., Class A
(a)
............ 7,479 83,690
Protagonist Therapeutics, Inc.
(a)(b)
........ 6,616 182,734
Security
Shares
Shares Value
Biotechnology (continued)
Protalix BioTherapeutics, Inc.
(a)
......... 6,500 $ 13,000
Prothena Corp. plc
(a)
................. 5,055 345,155
PTC Therapeutics, Inc.
(a)
.............. 8,617 350,453
Rallybio Corp.
(a)
.................... 3,813 21,582
RAPT Therapeutics, Inc.
(a)
............. 3,769 70,480
Recursion Pharmaceuticals, Inc., Class A
(a)
. 17,301 129,238
REGENXBIO, Inc.
(a)
................. 5,135 102,649
Relay Therapeutics, Inc.
(a)
............. 11,206 140,747
Reneo Pharmaceuticals, Inc.
(a)
.......... 1,158 7,596
Replimune Group, Inc.
(a)
.............. 5,017 116,495
REVOLUTION Medicines, Inc.
(a)
......... 12,402 331,753
Rhythm Pharmaceuticals, Inc.
(a)
......... 6,290 103,722
Rigel Pharmaceuticals, Inc.
(a)
........... 19,837 25,590
Rocket Pharmaceuticals, Inc.
(a)
.......... 6,925 137,600
Sage Therapeutics, Inc.
(a)
............. 6,413 301,539
Sana Biotechnology, Inc.
(a)(b)
........... 11,676 69,589
Sangamo Therapeutics, Inc.
(a)
.......... 15,688 20,394
Savara, Inc.
(a)
..................... 9,153 29,244
Scholar Rock Holding Corp.
(a)
.......... 3,501 26,398
Selecta Biosciences, Inc.
(a)
............ 14,486 16,224
Seres Therapeutics, Inc.
(a)
............. 11,970 57,336
SpringWorks Therapeutics, Inc.
(a)
........ 7,120 186,686
Stoke Therapeutics, Inc.
(a)
............. 3,562 37,864
Summit Therapeutics, Inc.
(a)(b)
........... 14,196 35,632
Sutro Biopharma, Inc.
(a)
............... 6,952 32,327
Syndax Pharmaceuticals, Inc.
(a)(b)
........ 8,066 168,821
Tango Therapeutics, Inc.
(a)
............. 5,414 17,974
Tenaya Therapeutics, Inc.
(a)
............ 5,455 32,021
TG Therapeutics, Inc.
(a)(b)
.............. 16,743 415,896
Travere Therapeutics, Inc.
(a)
............ 8,972 137,810
Twist Bioscience Corp.
(a)
.............. 7,161 146,514
Tyra Biosciences, Inc.
(a)
.............. 1,546 26,328
UroGen Pharma Ltd.
(a)
............... 2,331 24,126
Vanda Pharmaceuticals, Inc.
(a)(b)
......... 6,350 41,847
Vaxcyte, Inc.
(a)
..................... 11,389 568,767
Vaxxinity, Inc., Class A
(a)
.............. 5,507 13,878
Vera Therapeutics, Inc., Class A
(a)
........ 4,194 67,314
Veracyte, Inc.
(a)
.................... 8,787 223,805
Vericel Corp.
(a)
..................... 5,794 217,681
Verve Therapeutics, Inc.
(a)
............. 6,259 117,356
Vigil Neuroscience, Inc.
(a)
............. 1,912 17,973
Viking Therapeutics, Inc.
(a)
............. 11,707 189,770
Vir Biotechnology, Inc.
(a)
.............. 10,245 251,310
Viridian Therapeutics, Inc.
(a)
............ 5,167 122,923
Vor BioPharma, Inc.
(a)
................ 4,609 14,242
Voyager Therapeutics, Inc.
(a)
........... 3,865 44,254
X4 Pharmaceuticals, Inc.
(a)
............ 15,386 29,849
Xencor, Inc.
(a)
..................... 6,923 172,867
XOMA Corp.
(a)
..................... 843 15,924
Y-mAbs Therapeutics, Inc.
(a)
............ 4,220 28,654
Zentalis Pharmaceuticals, Inc.
(a)
......... 6,228 175,692
Zura Bio Ltd., Class A
(a)
............... 933 7,651
Zymeworks, Inc.
(a)
.................. 6,479 55,979
22,166,603
Broadline Retail — 0.1%
Big Lots, Inc.
(b)
..................... 3,538 31,240
ContextLogic, Inc., Class A
(a)
........... 3,322 21,859
Dillard's, Inc., Class A
(b)
............... 446 145,521
198,620
Building Products — 1.7%
AAON, Inc.
(b)
...................... 5,575 528,566
American Woodmark Corp.
(a)
........... 2,082 159,002
Apogee Enterprises, Inc.
(b)
............. 2,776 131,777
AZZ, Inc. ........................ 3,072 133,509

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
CSW Industrials, Inc. ................ 1,910 $ 317,423
Gibraltar Industries, Inc.
(a)
............. 3,855 242,557
Griffon Corp. ...................... 5,383 216,935
Insteel Industries, Inc. ................ 2,323 72,292
Janus International Group, Inc.
(a)
........ 10,312 109,926
JELD-WEN Holding, Inc.
(a)
............. 10,556 185,152
Masonite International Corp.
(a)
.......... 2,692 275,769
Masterbrand, Inc.
(a)
................. 15,745 183,114
PGT Innovations, Inc.
(a)(b)
.............. 7,234 210,871
Quanex Building Products Corp. ......... 4,145 111,293
Resideo Technologies, Inc.
(a)
........... 18,205 321,500
Simpson Manufacturing Co., Inc.
(b)
....... 5,256 727,956
UFP Industries, Inc. ................. 7,428 720,887
Zurn Elkay Water Solutions Corp.
(b)
....... 18,123 487,328
5,135,857
Capital Markets — 1.4%
AlTi Global, Inc., Class A
(a)
............. 2,561 19,617
Artisan Partners Asset Management, Inc.,
Class A
(b)
...................... 7,297 286,845
AssetMark Financial Holdings, Inc.
(a)
...... 2,606 77,294
Avantax, Inc.
(a)
..................... 4,876 109,125
B Riley Financial, Inc. ................ 2,441 112,237
Bakkt Holdings, Inc., Class A
(a)
.......... 6,599 8,117
BGC Partners, Inc., Class A ............ 39,144 173,408
Brightsphere Investment Group, Inc. ...... 3,811 79,840
Cohen & Steers, Inc.
(b)
............... 3,339 193,629
Diamond Hill Investment Group, Inc. ...... 356 60,983
Donnelley Financial Solutions, Inc.
(a)
...... 3,012 137,136
Focus Financial Partners, Inc., Class A
(a)
... 7,268 381,643
Forge Global Holdings, Inc.
(a)
........... 14,122 34,316
GCM Grosvenor, Inc., Class A .......... 5,090 38,379
Hamilton Lane, Inc., Class A ........... 4,537 362,869
MarketWise, Inc., Class A ............. 5,688 11,376
Moelis & Co., Class A
(b)
............... 7,778 352,655
Open Lending Corp., Class A
(a)
.......... 12,437 130,713
P10, Inc., Class A .................. 4,575 51,697
Patria Investments Ltd., Class A ......... 6,512 93,122
Perella Weinberg Partners, Class A ....... 5,549 46,223
Piper Sandler Cos.
(b)
................. 2,137 276,229
PJT Partners, Inc., Class A
(b)
........... 3,022 210,452
Sculptor Capital Management, Inc., Class A . 3,484 30,764
Silvercrest Asset Management Group, Inc.,
Class A ....................... 1,151 23,308
StepStone Group, Inc., Class A ......... 6,722 166,773
StoneX Group, Inc.
(a)
................ 2,179 181,031
Value Line, Inc. .................... 105 4,819
Victory Capital Holdings, Inc., Class A ..... 3,462 109,191
Virtus Investment Partners, Inc. ......... 858 169,429
WisdomTree, Inc. ................... 15,487 106,241
4,039,461
Chemicals — 2.1%
AdvanSix, Inc. ..................... 3,233 113,090
American Vanguard Corp. ............. 3,269 58,417
Amyris, Inc.
(a)
..................... 30,633 31,552
Aspen Aerogels, Inc.
(a)(b)
.............. 6,090 48,050
Avient Corp. ...................... 11,233 459,430
Balchem Corp.
(b)
................... 3,893 524,815
Cabot Corp.
(b)
..................... 6,821 456,257
Chase Corp. ...................... 878 106,431
Core Molding Technologies, Inc.
(a)
........ 752 17,108
Danimer Scientific, Inc., Class A
(a)
........ 10,436 24,838
Diversey Holdings Ltd.
(a)
.............. 10,059 84,395
Ecovyst, Inc.
(a)(b)
.................... 11,297 129,464
FutureFuel Corp. ................... 3,620 32,037
Security
Shares
Shares Value
Chemicals (continued)
Hawkins, Inc. ..................... 2,418 $ 115,314
HB Fuller Co. ..................... 6,511 465,602
Ingevity Corp.
(a)
.................... 4,711 273,992
Innospec, Inc. ..................... 3,005 301,822
Intrepid Potash, Inc.
(a)
................ 1,251 28,385
Koppers Holdings, Inc. ............... 2,456 83,749
Kronos Worldwide, Inc. ............... 3,407 29,743
Livent Corp.
(a)
..................... 22,076 605,545
LSB Industries, Inc.
(a)
................ 6,852 67,492
Mativ Holdings, Inc. ................. 6,590 99,641
Minerals Technologies, Inc. ............ 4,059 234,164
Origin Materials, Inc., Class A
(a)
......... 12,352 52,619
Orion SA ........................ 6,877 145,930
Perimeter Solutions SA
(a)
.............. 19,115 117,557
PureCycle Technologies, Inc.
(a)(b)
......... 14,555 155,593
Quaker Chemical Corp.
(b)
............. 1,709 333,084
Rayonier Advanced Materials, Inc.
(a)
...... 7,618 32,605
Sensient Technologies Corp.
(b)
.......... 5,074 360,914
Stepan Co. ....................... 2,636 251,896
Trinseo plc ....................... 4,810 60,943
Tronox Holdings plc ................. 14,435 183,469
Valhi, Inc. ........................ 267 3,431
6,089,374
Commercial Services & Supplies — 1.5%
ABM Industries, Inc.
(b)
................ 8,170 348,451
ACCO Brands Corp. ................. 11,547 60,160
ACV Auctions, Inc., Class A
(a)
........... 15,463 267,046
Aris Water Solutions, Inc., Class A
(b)
...... 3,751 38,710
Aurora Innovation, Inc., Class A
(a)
........ 37,637 110,653
BrightView Holdings, Inc.
(a)
............ 4,961 35,620
Brink's Co. (The) ................... 5,676 385,003
Casella Waste Systems, Inc., Class A
(a)
.... 6,836 618,316
CECO Environmental Corp.
(a)
........... 3,552 47,455
Cimpress plc
(a)
..................... 2,280 135,614
CoreCivic, Inc.
(a)
................... 14,460 136,069
Deluxe Corp. ...................... 5,871 102,625
Ennis, Inc. ....................... 3,242 66,072
Enviri Corp.
(a)
..................... 10,399 102,638
GEO Group, Inc. (The)
(a)(b)
............. 15,195 108,796
Healthcare Services Group, Inc. ......... 9,525 142,208
Heritage-Crystal Clean, Inc.
(a)
........... 2,034 76,865
HNI Corp. ........................ 5,921 166,854
Interface, Inc. ..................... 7,046 61,934
LanzaTech Global, Inc.
(a)
.............. 2,680 18,304
Li-Cycle Holdings Corp.
(a)(b)
............ 18,097 100,438
Liquidity Services, Inc.
(a)(b)
............. 2,650 43,725
Matthews International Corp., Class A ..... 3,699 157,651
MillerKnoll, Inc. .................... 9,710 143,514
Montrose Environmental Group, Inc.
(a)
..... 3,514 148,010
NL Industries, Inc. .................. 1,159 6,409
OPENLANE, Inc.
(a)
.................. 13,553 206,277
Performant Financial Corp.
(a)
........... 8,196 22,129
Pitney Bowes, Inc. .................. 15,420 54,587
Quad/Graphics, Inc., Class A
(a)
.......... 4,043 15,202
SP Plus Corp.
(a)
.................... 2,418 94,568
Steelcase, Inc., Class A
(b)
............. 11,725 90,400
UniFirst Corp.
(b)
.................... 1,882 291,729
Viad Corp.
(a)
...................... 2,488 66,877
VSE Corp. ....................... 1,237 67,652
4,538,561
Communications Equipment — 0.8%
ADTRAN Holdings, Inc.
(b)
............. 10,024 105,553
Aviat Networks, Inc.
(a)
................ 794 26,496
Calix, Inc.
(a)
....................... 7,245 361,598

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Small Cap Index V.I. Fund
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Communications Equipment (continued)
Cambium Networks Corp.
(a)
............ 1,625 $ 24,732
Clearfield, Inc.
(a)
.................... 1,548 73,298
CommScope Holding Co., Inc.
(a)(b)
........ 26,415 148,716
Comtech Telecommunications Corp. ...... 3,848 35,171
Digi International, Inc.
(a)
............... 4,205 165,635
DZS, Inc.
(a)
....................... 2,131 8,460
Extreme Networks, Inc.
(a)
.............. 15,328 399,294
Harmonic, Inc.
(a)
.................... 13,410 216,840
Infinera Corp.
(a)
.................... 25,509 123,208
KVH Industries, Inc.
(a)
................ 1,931 17,649
NETGEAR, Inc.
(a)
................... 3,336 47,238
NetScout Systems, Inc.
(a)
............. 8,315 257,349
Ribbon Communications, Inc.
(a)
......... 11,507 32,105
Viavi Solutions, Inc.
(a)
................ 27,581 312,493
2,355,835
Construction & Engineering — 1.5%
Ameresco, Inc., Class A
(a)
............. 4,007 194,860
API Group Corp.
(a)
.................. 25,511 695,430
Arcosa, Inc. ...................... 5,942 450,225
Argan, Inc. ....................... 1,410 55,568
Bowman Consulting Group Ltd.
(a)
........ 1,121 35,737
Comfort Systems USA, Inc. ............ 4,336 711,971
Concrete Pumping Holdings, Inc.
(a)
....... 2,502 20,091
Construction Partners, Inc., Class A
(a)(b)
.... 5,027 157,798
Dycom Industries, Inc.
(a)
.............. 3,498 397,548
Fluor Corp.
(a)
...................... 17,444 516,342
Granite Construction, Inc.
(b)
............ 5,320 211,630
Great Lakes Dredge & Dock Corp.
(a)
...... 7,801 63,656
IES Holdings, Inc.
(a)
................. 1,037 58,985
INNOVATE Corp.
(a)
.................. 6,428 11,249
Limbach Holdings, Inc.
(a)
.............. 1,073 26,535
MYR Group, Inc.
(a)(b)
................. 2,002 276,957
Northwest Pipe Co.
(a)
................ 1,286 38,889
Primoris Services Corp.
(b)
............. 6,380 194,399
Southland Holdings, Inc.
(a)
............. 1,020 8,374
Sterling Infrastructure, Inc.
(a)
........... 3,626 202,331
Tutor Perini Corp.
(a)
................. 6,153 43,994
4,372,569
Construction Materials — 0.3%
Knife River Corp.
(a)
.................. 6,296 273,876
Summit Materials, Inc., Class A
(a)
........ 14,620 553,367
United States Lime & Minerals, Inc.
(b)
..... 231 48,254
875,497
Consumer Finance — 0.8%
Atlanticus Holdings Corp.
(a)(b)
........... 508 21,341
Bread Financial Holdings, Inc.
(b)
......... 3,398 106,663
Consumer Portfolio Services, Inc.
(a)
....... 1,600 18,672
Encore Capital Group, Inc.
(a)
........... 2,936 142,748
Enova International, Inc.
(a)
............. 3,866 205,362
FirstCash Holdings, Inc. .............. 4,680 436,784
Green Dot Corp., Class A
(a)
............ 5,435 101,852
LendingClub Corp.
(a)
................. 13,060 127,335
LendingTree, Inc.
(a)
.................. 1,625 35,929
Navient Corp. ..................... 11,542 214,450
Nelnet, Inc., Class A ................. 1,791 172,796
NerdWallet, Inc., Class A
(a)(b)
........... 4,360 41,028
OppFi, Inc., Class A
(a)
................ 2,409 4,914
PRA Group, Inc.
(a)
.................. 4,717 107,784
PROG Holdings, Inc.
(a)
............... 5,685 182,602
Regional Management Corp. ........... 939 28,640
Upstart Holdings, Inc.
(a)(b)
.............. 8,893 318,458
World Acceptance Corp.
(a)
............. 449 60,171
2,327,529
Security
Shares
Shares Value
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The) ................ 3,887 $ 179,385
Chefs' Warehouse, Inc. (The)
(a)(b)
........ 4,255 152,159
HF Foods Group, Inc.
(a)
............... 5,136 24,088
Ingles Markets, Inc., Class A ........... 1,713 141,579
Natural Grocers by Vitamin Cottage, Inc. ... 1,096 13,437
PriceSmart, Inc. .................... 3,155 233,659
SpartanNash Co. ................... 4,315 97,131
Sprouts Farmers Market, Inc.
(a)(b)
........ 12,831 471,283
United Natural Foods, Inc.
(a)
............ 7,448 145,608
Village Super Market, Inc., Class A
(b)
...... 1,200 27,384
Weis Markets, Inc.
(b)
................. 1,962 125,980
1,611,693
Containers & Packaging — 0.3%
Greif, Inc., Class A .................. 3,215 221,481
Greif, Inc., Class B .................. 626 48,359
Myers Industries, Inc. ................ 4,293 83,413
O-I Glass, Inc.
(a)
.................... 19,004 405,355
Pactiv Evergreen, Inc. ............... 5,271 39,901
Ranpak Holdings Corp., Class A
(a)
....... 5,649 25,534
TriMas Corp.
(b)
..................... 4,890 134,426
958,469
Distributors — 0.0%
Weyco Group, Inc. .................. 685 18,283
Diversified Consumer Services — 1.0%
2U, Inc.
(a)
........................ 9,551 38,491
Adtalem Global Education, Inc.
(a)
........ 5,430 186,466
Carriage Services, Inc. ............... 1,563 50,751
Chegg, Inc.
(a)
...................... 14,481 128,591
Coursera, Inc.
(a)
.................... 16,037 208,802
Duolingo, Inc., Class A
(a)
.............. 3,501 500,433
European Wax Center, Inc., Class A
(a)(b)
.... 4,196 78,171
Frontdoor, Inc.
(a)
.................... 9,968 317,979
Graham Holdings Co., Class B .......... 457 261,166
Laureate Education, Inc. .............. 16,296 197,019
Lincoln Educational Services Corp.
(a)
...... 2,422 16,324
Nerdy, Inc., Class A
(a)
................ 8,498 35,437
OneSpaWorld Holdings Ltd.
(a)
.......... 9,129 110,461
Perdoceo Education Corp.
(a)
........... 7,926 97,252
Rover Group, Inc., Class A
(a)(b)
.......... 10,766 52,861
Strategic Education, Inc.
(b)
............. 2,783 188,799
Stride, Inc.
(a)
...................... 5,336 198,659
Udemy, Inc.
(a)
..................... 10,557 113,277
Universal Technical Institute, Inc.
(a)
....... 3,761 25,988
WW International, Inc.
(a)
.............. 6,282 42,215
2,849,142
Diversified REITs — 0.6%
Alexander & Baldwin, Inc. ............. 8,768 162,909
Alpine Income Property Trust, Inc. ....... 1,913 31,086
American Assets Trust, Inc. ............ 6,047 116,102
Armada Hoffler Properties, Inc. ......... 7,903 92,307
Broadstone Net Lease, Inc. ............ 23,103 356,710
CTO Realty Growth, Inc. .............. 2,802 48,026
Empire State Realty Trust, Inc., Class A .... 15,604 116,874
Essential Properties Realty Trust, Inc. ..... 18,938 445,801
Gladstone Commercial Corp. ........... 5,840 72,241
Global Net Lease, Inc.
(b)
.............. 13,708 140,918
NexPoint Diversified Real Estate Trust .... 4,184 52,384
One Liberty Properties, Inc. ............ 1,961 39,848
Star Holdings
(a)
.................... 1,552 22,768
1,697,974

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Telecommunication Services — 0.5%
Anterix, Inc.
(a)(b)
.................... 2,179 $ 69,053
AST SpaceMobile, Inc., Class A
(a)
........ 7,595 35,696
ATN International, Inc.
(b)
.............. 1,274 46,628
Bandwidth, Inc., Class A
(a)
............. 3,347 45,787
Charge Enterprises, Inc.
(a)
............. 16,803 16,467
Cogent Communications Holdings, Inc. .... 5,290 355,964
Consolidated Communications Holdings, Inc.
(a)
8,625 33,034
EchoStar Corp., Class A
(a)
............. 3,994 69,256
Globalstar, Inc.
(a)(b)
.................. 83,309 89,974
IDT Corp., Class B
(a)
................. 2,017 52,139
Liberty Latin America Ltd., Class A
(a)(b)
..... 5,114 44,747
Liberty Latin America Ltd., Class C
(a)(b)
..... 17,759 153,083
Lumen Technologies, Inc. ............. 124,216 280,728
Ooma, Inc.
(a)
...................... 2,827 42,320
Radius Global Infrastructure, Inc.
(a)(b)
...... 10,355 154,290
1,489,166
Electric Utilities — 0.8%
ALLETE, Inc. ..................... 7,115 412,457
Genie Energy Ltd., Class B ............ 2,291 32,395
MGE Energy, Inc.
(b)
................. 4,450 352,039
Otter Tail Corp. .................... 5,020 396,379
PNM Resources, Inc. ................ 10,442 470,934
Portland General Electric Co.
(b)
.......... 11,834 554,186
2,218,390
Electrical Equipment — 1.7%
374Water, Inc.
(a)
.................... 6,928 16,558
Allied Motion Technologies, Inc. ......... 1,738 69,416
Amprius Technologies, Inc.
(a)
........... 938 6,735
Array Technologies, Inc.
(a)
............. 18,765 424,089
Atkore, Inc.
(a)
...................... 4,913 766,133
Babcock & Wilcox Enterprises, Inc.
(a)
...... 6,886 40,627
Blink Charging Co.
(a)
................. 5,417 32,448
Bloom Energy Corp., Class A
(a)
.......... 23,697 387,446
Encore Wire Corp. .................. 2,048 380,785
Energy Vault Holdings, Inc.
(a)(b)
.......... 13,528 36,931
EnerSys ......................... 5,080 551,282
Enovix Corp.
(a)(b)
.................... 16,781 302,729
Eos Energy Enterprises, Inc., Class A
(a)(b)
... 13,615 59,089
ESS Tech, Inc.
(a)
................... 16,016 23,544
Fluence Energy, Inc., Class A
(a)
......... 4,983 132,747
FTC Solar, Inc.
(a)
................... 8,359 26,916
FuelCell Energy, Inc.
(a)(b)
.............. 49,332 106,557
GrafTech International Ltd. ............ 24,548 123,722
LSI Industries, Inc. .................. 3,083 38,723
NEXTracker, Inc., Class A
(a)
............ 3,961 157,687
NuScale Power Corp., Class A
(a)
......... 6,531 44,411
Powell Industries, Inc. ................ 1,192 72,223
Preformed Line Products Co. ........... 290 45,269
SES AI Corp., Class A
(a)
.............. 15,997 39,033
Shoals Technologies Group, Inc., Class A
(a)
. 20,968 535,942
SKYX Platforms Corp.
(a)
.............. 6,518 17,338
Stem, Inc.
(a)(b)
..................... 17,311 99,019
SunPower Corp.
(a)
.................. 10,843 106,261
Thermon Group Holdings, Inc.
(a)
......... 3,965 105,469
TPI Composites, Inc.
(a)
............... 5,282 54,774
Vicor Corp.
(a)
...................... 2,726 147,204
4,951,107
Electronic Equipment, Instruments & Components — 2.8%
908 Devices, Inc.
(a)
.................. 2,594 17,795
Advanced Energy Industries, Inc.
(b)
....... 4,643 517,462
Aeva Technologies, Inc.
(a)
............. 9,944 12,430
Akoustis Technologies, Inc.
(a)(b)
.......... 9,072 28,849
Arlo Technologies, Inc.
(a)
.............. 11,100 121,101
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Badger Meter, Inc.
(b)
................. 3,613 $ 533,134
Bel Fuse, Inc., Class B ............... 1,277 73,312
Belden, Inc. ...................... 5,252 502,354
Benchmark Electronics, Inc.
(b)
.......... 4,508 116,442
Climb Global Solutions, Inc. ............ 456 21,824
CTS Corp. ....................... 3,872 165,063
Daktronics, Inc.
(a)
................... 4,665 29,856
ePlus, Inc.
(a)
...................... 3,255 183,256
Evolv Technologies Holdings, Inc.
(a)
....... 13,774 82,644
Fabrinet
(a)
........................ 4,517 586,668
FARO Technologies, Inc.
(a)
............. 2,760 44,712
Insight Enterprises, Inc.
(a)(b)
............ 3,510 513,653
Iteris, Inc.
(a)
....................... 4,835 19,147
Itron, Inc.
(a)
....................... 5,538 399,290
Kimball Electronics, Inc.
(a)
............. 2,771 76,563
Knowles Corp.
(a)
................... 11,244 203,067
Lightwave Logic, Inc.
(a)(b)
.............. 14,442 100,661
Luna Innovations, Inc.
(a)
.............. 3,909 35,650
Methode Electronics, Inc. ............. 4,365 146,315
MicroVision, Inc.
(a)(b)
................. 21,927 100,426
Mirion Technologies, Inc., Class A
(a)
...... 24,506 207,076
Napco Security Technologies, Inc. ....... 3,979 137,872
nLight, Inc.
(a)
...................... 5,642 87,000
Novanta, Inc.
(a)
.................... 4,413 812,433
OSI Systems, Inc.
(a)(b)
................ 1,920 226,234
PAR Technology Corp.
(a)
.............. 3,328 109,591
PC Connection, Inc. ................. 1,428 64,403
Plexus Corp.
(a)
..................... 3,379 331,953
Presto Automation, Inc.
(a)
.............. 1,811 9,453
Richardson Electronics Ltd. ............ 1,438 23,727
Rogers Corp.
(a)
.................... 2,118 342,968
Sanmina Corp.
(a)
................... 7,087 427,133
ScanSource, Inc.
(a)
.................. 3,029 89,537
SmartRent, Inc., Class A
(a)
............. 22,841 87,481
Tingo Group, Inc.
(a)
.................. 14,148 17,119
TTM Technologies, Inc.
(a)
.............. 12,341 171,540
Vishay Intertechnology, Inc. ............ 15,722 462,227
Vishay Precision Group, Inc.
(a)
.......... 1,433 53,236
8,292,657
Energy Equipment & Services — 2.3%
Archrock, Inc.
(b)
.................... 16,767 171,862
Atlas Energy Solutions, Inc., Class A ...... 1,993 34,598
Borr Drilling Ltd.
(a)(b)
................. 27,861 209,793
Bristow Group, Inc.
(a)
................ 2,784 79,984
Cactus, Inc., Class A
(b)
............... 7,993 338,264
ChampionX Corp.
(b)
................. 24,640 764,826
Core Laboratories, Inc. ............... 5,761 133,943
Diamond Offshore Drilling, Inc.
(a)
......... 12,591 179,296
DMC Global, Inc.
(a)
.................. 2,255 40,049
Dril-Quip, Inc.
(a)
.................... 4,147 96,501
Expro Group Holdings NV
(a)
............ 11,041 195,647
Forum Energy Technologies, Inc.
(a)
....... 1,154 29,531
Helix Energy Solutions Group, Inc.
(a)
...... 17,374 128,220
Helmerich & Payne, Inc.
(b)
............. 12,519 443,799
KLX Energy Services Holdings, Inc.
(a)
..... 1,542 15,004
Liberty Energy, Inc., Class A ........... 21,046 281,385
Mammoth Energy Services, Inc.
(a)
........ 2,727 13,171
Nabors Industries Ltd.
(a)
.............. 1,116 103,821
Newpark Resources, Inc.
(a)
............ 9,368 48,995
NexTier Oilfield Solutions, Inc.
(a)
......... 24,024 214,775
Noble Corp. plc
(a)
................... 13,082 540,417
Oceaneering International, Inc.
(a)
........ 12,263 229,318
Oil States International, Inc.
(a)
........... 7,905 59,050
Patterson-UTI Energy, Inc.
(b)
........... 25,520 305,474
ProFrac Holding Corp., Class A
(a)
........ 2,833 31,616

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Small Cap Index V.I. Fund
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
ProPetro Holding Corp.
(a)
.............. 12,624 $ 104,022
Ranger Energy Services, Inc.
(a)
......... 1,498 15,340
RPC, Inc.
(b)
....................... 10,531 75,297
SEACOR Marine Holdings, Inc.
(a)
........ 2,854 32,621
Seadrill Ltd.
(a)
..................... 6,166 254,471
Select Water Solutions, Inc., Class A ...... 10,279 83,260
Solaris Oilfield Infrastructure, Inc., Class A .. 4,262 35,502
TETRA Technologies, Inc.
(a)
............ 14,638 49,476
Tidewater, Inc.
(a)(b)
.................. 5,751 318,835
US Silica Holdings, Inc.
(a)
............. 9,558 115,939
Valaris Ltd.
(a)
...................... 7,539 474,429
Weatherford International plc
(a)
.......... 8,797 584,297
6,832,828
Entertainment — 0.4%
Cinemark Holdings, Inc.
(a)
............. 13,523 223,130
IMAX Corp.
(a)(b)
.................... 5,497 93,394
Liberty Media Corp.-Liberty Braves, Class A
(a)
1,365 55,856
Liberty Media Corp.-Liberty Braves, Class C
(a)(b)
4,554 180,429
Lions Gate Entertainment Corp., Class A
(a)
.. 7,893 69,695
Lions Gate Entertainment Corp., Class B
(a)
.. 13,753 114,838
Loop Media, Inc.
(a)
.................. 4,484 10,717
Madison Square Garden Entertainment Corp.
(a)
(b)
........................... 5,334 179,329
Marcus Corp. (The)
(b)
................ 3,200 47,456
Playstudios, Inc., Class A
(a)
............ 11,111 54,555
Reservoir Media, Inc.
(a)
............... 2,375 14,297
Sphere Entertainment Co., Class A
(a)
...... 3,241 88,771
Vivid Seats, Inc., Class A
(a)(b)
........... 2,872 22,746
1,155,213
Financial Services — 2.1%
Acacia Research Corp.
(a)
.............. 4,540 18,886
Alerus Financial Corp.
(b)
.............. 2,444 43,943
A-Mark Precious Metals, Inc.
(b)
.......... 2,322 86,924
AvidXchange Holdings, Inc.
(a)
........... 18,789 195,030
Banco Latinoamericano de Comercio Exterior
SA, Class E .................... 3,281 72,379
Cannae Holdings, Inc.
(a)
.............. 9,129 184,497
Cantaloupe, Inc.
(a)
.................. 6,923 55,107
Cass Information Systems, Inc. ......... 1,674 64,918
Compass Diversified Holdings .......... 7,842 170,093
Enact Holdings, Inc. ................. 3,850 96,751
Essent Group Ltd. .................. 13,049 610,693
EVERTEC, Inc. .................... 8,021 295,413
Federal Agricultural Mortgage Corp., Class C 1,081 155,383
Finance of America Cos., Inc., Class A
(a)
... 6,243 11,924
Flywire Corp.
(a)
.................... 11,739 364,379
Home Point Capital, Inc.
(a)
............. 965 2,239
I3 Verticals, Inc., Class A
(a)
............. 2,982 68,169
International Money Express, Inc.
(a)
....... 3,685 90,393
Jackson Financial, Inc., Class A
(b)
........ 10,074 308,365
Marqeta, Inc., Class A
(a)
.............. 60,561 294,932
Merchants Bancorp ................. 1,980 50,648
Mr Cooper Group, Inc.
(a)
.............. 8,328 421,730
NewtekOne, Inc.
(b)
.................. 3,060 48,654
NMI Holdings, Inc., Class A
(a)
........... 10,038 259,181
Ocwen Financial Corp.
(a)
.............. 821 24,605
Pagseguro Digital Ltd., Class A
(a)(b)
....... 24,346 229,826
Payoneer Global, Inc.
(a)
............... 29,768 143,184
Paysafe Ltd.
(a)
..................... 4,133 41,702
Paysign, Inc.
(a)
..................... 3,739 9,161
PennyMac Financial Services, Inc.
(b)
...... 3,294 231,601
Priority Technology Holdings, Inc.
(a)
....... 1,951 7,063
Radian Group, Inc. .................. 18,946 478,955
Remitly Global, Inc.
(a)
................ 10,349 194,768
Security
Shares
Shares Value
Financial Services (continued)
Repay Holdings Corp., Class A
(a)(b)
....... 10,324 $ 80,837
Security National Financial Corp., Class A
(a)
. 1,207 10,706
StoneCo Ltd., Class A
(a)
.............. 35,619 453,786
SWK Holdings Corp.
(a)
............... 413 6,914
Velocity Financial, Inc.
(a)
.............. 1,023 11,795
Walker & Dunlop, Inc. ................ 3,988 315,411
Waterstone Financial, Inc. ............. 2,445 35,428
6,246,373
Food Products — 1.2%
Alico, Inc. ........................ 1,070 27,242
B&G Foods, Inc. ................... 8,791 122,371
Benson Hill, Inc.
(a)(b)
................. 19,877 25,840
Beyond Meat, Inc.
(a)(b)
................ 7,668 99,531
BRC, Inc., Class A
(a)
................. 4,682 24,159
Calavo Growers, Inc. ................ 2,114 61,348
Cal-Maine Foods, Inc. ................ 4,757 214,065
Dole plc ......................... 8,579 115,988
Fresh Del Monte Produce, Inc. .......... 4,178 107,416
Hain Celestial Group, Inc. (The)
(a)(b)
....... 11,083 138,648
Hostess Brands, Inc., Class A
(a)
......... 16,176 409,576
J & J Snack Foods Corp. .............. 1,813 287,107
John B Sanfilippo & Son, Inc. ........... 1,123 131,694
Lancaster Colony Corp. .............. 2,378 478,192
Limoneira Co. ..................... 1,958 30,467
Mission Produce, Inc.
(a)
............... 5,804 70,344
Seneca Foods Corp., Class A
(a)
......... 591 19,314
Simply Good Foods Co. (The)
(a)
......... 10,978 401,685
Sovos Brands, Inc.
(a)
................. 4,828 94,436
SunOpta, Inc.
(a)
.................... 10,875 72,754
TreeHouse Foods, Inc.
(a)
.............. 6,242 314,472
Utz Brands, Inc., Class A
(b)
............ 8,718 142,626
Vital Farms, Inc.
(a)
.................. 3,731 44,735
Westrock Coffee Co.
(a)
............... 3,342 36,328
3,470,338
Gas Utilities — 1.0%
Brookfield Infrastructure Corp., Class A
(b)
... 12,146 553,615
Chesapeake Utilities Corp. ............ 2,178 259,182
New Jersey Resources Corp. ........... 11,945 563,804
Northwest Natural Holding Co. .......... 4,529 194,973
ONE Gas, Inc. ..................... 6,877 528,222
RGC Resources, Inc. ................ 893 17,887
Southwest Gas Holdings, Inc.
(b)
......... 7,658 487,432
Spire, Inc.
(b)
....................... 6,381 404,811
3,009,926
Ground Transportation — 0.5%
ArcBest Corp.
(b)
.................... 3,041 300,451
Covenant Logistics Group, Inc., Class A .... 1,100 48,213
Daseke, Inc.
(a)
..................... 5,022 35,807
FTAI Infrastructure, Inc. ............... 11,882 43,845
Heartland Express, Inc. ............... 5,149 84,495
Marten Transport Ltd.
(b)
............... 7,258 156,047
PAM Transportation Services, Inc.
(a)
...... 707 18,926
RXO, Inc.
(a)
....................... 14,253 323,116
TuSimple Holdings, Inc., Class A
(a)
....... 21,399 35,522
Universal Logistics Holdings, Inc.
(b)
....... 814 23,451
US Xpress Enterprises, Inc., Class A
(a)
..... 3,832 23,528
Werner Enterprises, Inc.
(b)
............. 7,717 340,937
1,434,338
Health Care Equipment & Supplies — 3.5%
Accuray, Inc.
(a)
..................... 11,215 43,402
Alphatec Holdings, Inc.
(a)(b)
............. 9,564 171,961
AngioDynamics, Inc.
(a)
............... 5,151 53,725
Artivion, Inc.
(a)
..................... 5,060 86,981

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
AtriCure, Inc.
(a)
.................... 5,732 $ 282,931
Atrion Corp. ...................... 173 97,866
Avanos Medical, Inc.
(a)
............... 5,814 148,606
AxoGen, Inc.
(a)
..................... 4,664 42,582
Axonics, Inc.
(a)(b)
.................... 6,011 303,375
Beyond Air, Inc.
(a)
................... 3,226 13,743
Butterfly Network, Inc., Class A
(a)(b)
....... 16,148 37,140
Cerus Corp.
(a)
..................... 23,654 58,189
ClearPoint Neuro, Inc.
(a)
.............. 2,841 20,569
CONMED Corp. .................... 3,757 510,539
Cutera, Inc.
(a)
..................... 2,055 31,092
CVRx, Inc.
(a)
...................... 1,328 20,504
Embecta Corp.
(b)
................... 7,296 157,594
Figs, Inc., Class A
(a)
................. 16,006 132,370
Glaukos Corp.
(a)
.................... 5,714 406,894
Haemonetics Corp.
(a)
................ 6,122 521,227
Inari Medical, Inc.
(a)(b)
................ 6,334 368,259
Inmode Ltd.
(a)
..................... 9,500 354,825
Inogen, Inc.
(a)
..................... 2,708 31,277
Integer Holdings Corp.
(a)
.............. 4,054 359,225
iRadimed Corp. .................... 812 38,765
iRhythm Technologies, Inc.
(a)
........... 3,785 394,851
KORU Medical Systems, Inc.
(a)
.......... 3,441 11,871
Lantheus Holdings, Inc.
(a)
............. 8,336 699,557
LeMaitre Vascular, Inc. ............... 2,344 157,704
LivaNova plc
(a)
..................... 6,700 344,581
Merit Medical Systems, Inc.
(a)
........... 6,878 575,276
Nano-X Imaging Ltd.
(a)(b)
.............. 5,600 86,744
Neogen Corp.
(a)(b)
................... 26,892 584,901
Nevro Corp.
(a)
..................... 4,491 114,161
NuVasive, Inc.
(a)
.................... 6,584 273,829
Omnicell, Inc.
(a)
.................... 5,575 410,710
OraSure Technologies, Inc.
(a)
........... 8,485 42,510
Orthofix Medical, Inc.
(a)
............... 4,464 80,620
OrthoPediatrics Corp.
(a)
............... 1,931 84,674
Outset Medical, Inc.
(a)
................ 5,979 130,761
Paragon 28, Inc.
(a)
.................. 5,313 94,253
PROCEPT BioRobotics Corp.
(a)
......... 4,427 156,494
Pulmonx Corp.
(a)
................... 4,607 60,398
Pulse Biosciences, Inc.
(a)(b)
............. 1,871 13,452
RxSight, Inc.
(a)
..................... 3,295 94,896
Sanara Medtech, Inc.
(a)
............... 433 17,363
Semler Scientific, Inc.
(a)
............... 599 15,718
SI-BONE, Inc.
(a)
.................... 4,296 115,906
Sight Sciences, Inc.
(a)
................ 2,527 20,924
Silk Road Medical, Inc.
(a)
.............. 4,762 154,717
STAAR Surgical Co.
(a)
................ 5,964 313,527
Surmodics, Inc.
(a)
................... 1,606 50,284
Tactile Systems Technology, Inc.
(a)
....... 2,848 71,001
Tela Bio, Inc.
(a)
..................... 1,829 18,528
TransMedics Group, Inc.
(a)(b)
............ 3,866 324,667
Treace Medical Concepts, Inc.
(a)
......... 5,432 138,951
UFP Technologies, Inc.
(a)(b)
............. 859 166,517
Utah Medical Products, Inc. ............ 363 33,832
Varex Imaging Corp.
(a)
............... 4,877 114,951
Vicarious Surgical, Inc., Class A
(a)
........ 10,575 19,352
ViewRay, Inc.
(a)
.................... 17,061 6,009
Zimvie, Inc.
(a)
...................... 3,284 36,879
Zynex, Inc.
(a)
...................... 2,352 22,556
10,347,566
Health Care Providers & Services — 2.8%
23andMe Holding Co., Class A
(a)(b)
....... 30,482 53,343
Accolade, Inc.
(a)
.................... 7,977 107,450
AdaptHealth Corp.
(a)(b)
................ 8,805 107,157
Addus HomeCare Corp.
(a)
............. 1,959 181,599
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Agiliti, Inc.
(a)
...................... 3,678 $ 60,687
AirSculpt Technologies, Inc.
(b)
........... 1,033 8,904
Alignment Healthcare, Inc.
(a)
........... 10,399 59,794
AMN Healthcare Services, Inc.
(a)
......... 4,959 541,126
Apollo Medical Holdings, Inc.
(a)
.......... 5,260 166,216
ATI Physical Therapy, Inc.
(a)
............ 1 9
Aveanna Healthcare Holdings, Inc.
(a)
...... 3,955 6,684
Brookdale Senior Living, Inc.
(a)
.......... 22,076 93,161
Cano Health, Inc., Class A
(a)
............ 30,142 41,897
CareMax, Inc., Class A
(a)
.............. 9,597 29,847
Castle Biosciences, Inc.
(a)
............. 3,023 41,476
Community Health Systems, Inc.
(a)
....... 14,812 65,173
CorVel Corp.
(a)(b)
.................... 1,059 204,917
Cross Country Healthcare, Inc.
(a)
........ 4,464 125,349
DocGo, Inc.
(a)
..................... 9,541 89,399
Enhabit, Inc.
(a)
..................... 6,202 71,323
Ensign Group, Inc. (The)
(b)
............. 6,665 636,241
Fulgent Genetics, Inc.
(a)
.............. 2,569 95,130
Guardant Health, Inc.
(a)
............... 13,612 487,310
HealthEquity, Inc.
(a)(b)
................ 10,289 649,647
Hims & Hers Health, Inc., Class A
(a)
....... 15,185 142,739
InfuSystem Holdings, Inc.
(a)
............ 2,010 19,356
Innovage Holding Corp.
(a)(b)
............ 2,186 16,395
Invitae Corp.
(a)(b)
.................... 37,811 42,726
Joint Corp. (The)
(a)
.................. 1,617 21,829
LifeStance Health Group, Inc.
(a)
......... 12,972 118,434
ModivCare, Inc.
(a)
................... 1,556 70,347
National HealthCare Corp.
(b)
........... 1,502 92,854
National Research Corp. .............. 1,725 75,055
NeoGenomics, Inc.
(a)
................ 15,586 250,467
OPKO Health, Inc.
(a)(b)
................ 48,843 105,989
Option Care Health, Inc.
(a)
............. 20,834 676,897
Owens & Minor, Inc.
(a)
................ 9,071 172,712
P3 Health Partners, Inc., Class A
(a)
....... 5,268 15,751
Patterson Cos., Inc. ................. 10,923 363,299
Pediatrix Medical Group, Inc.
(a)
.......... 9,976 141,759
Pennant Group, Inc. (The)
(a)
............ 3,760 46,173
PetIQ, Inc., Class A
(a)
................ 3,723 56,478
Privia Health Group, Inc.
(a)
............. 8,337 217,679
Progyny, Inc.
(a)
..................... 9,584 377,035
Quipt Home Medical Corp.
(a)
........... 4,359 23,277
RadNet, Inc.
(a)(b)
.................... 5,992 195,459
Select Medical Holdings Corp. .......... 12,846 409,274
Surgery Partners, Inc.
(a)
.............. 8,322 374,407
US Physical Therapy, Inc. ............. 1,619 196,530
Viemed Healthcare, Inc.
(a)
............. 3,706 36,245
8,183,005
Health Care REITs — 0.6%
CareTrust REIT, Inc. ................. 12,633 250,891
Community Healthcare Trust, Inc.
(b)
....... 3,200 105,664
Diversified Healthcare Trust ............ 31,390 70,627
Global Medical REIT, Inc. ............. 8,621 78,710
LTC Properties, Inc.
(b)
................ 5,250 173,355
National Health Investors, Inc. .......... 5,233 274,314
Physicians Realty Trust
(b)
............. 30,320 424,177
Sabra Health Care REIT, Inc. ........... 29,079 342,260
Universal Health Realty Income Trust ..... 1,795 85,406
1,805,404
Health Care Technology — 0.6%
American Well Corp., Class A
(a)(b)
........ 28,979 60,856
Babylon Holdings Ltd., Class A
(a)(b)
....... 505 37
Computer Programs & Systems, Inc.
(a)(b)
... 1,729 42,689
Definitive Healthcare Corp., Class A
(a)(b)
.... 5,763 63,393
Evolent Health, Inc., Class A
(a)
.......... 13,435 407,080

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Small Cap Index V.I. Fund
14
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Technology (continued)
Health Catalyst, Inc.
(a)
................ 6,886 $ 86,075
HealthStream, Inc. .................. 2,970 72,943
Multiplan Corp., Class A
(a)(b)
............ 47,109 99,400
NextGen Healthcare, Inc.
(a)(b)
........... 6,422 104,165
OptimizeRx Corp.
(a)
................. 2,300 32,867
Phreesia, Inc.
(a)(b)
................... 6,302 195,425
Schrodinger, Inc.
(a)(b)
................. 6,757 337,309
Sharecare, Inc., Class A
(a)(b)
............ 40,269 70,471
Simulations Plus, Inc. ................ 2,021 87,570
Veradigm, Inc.
(a)
.................... 13,443 169,382
1,829,662
Hotel & Resort REITs — 0.8%
Apple Hospitality REIT, Inc.
(b)
........... 27,133 409,980
Braemar Hotels & Resorts, Inc.
(b)
........ 8,632 34,701
Chatham Lodging Trust ............... 5,768 53,988
DiamondRock Hospitality Co.
(b)
......... 25,503 204,279
Hersha Hospitality Trust, Class A ........ 3,817 23,246
Pebblebrook Hotel Trust .............. 15,843 220,851
RLJ Lodging Trust .................. 19,532 200,594
Ryman Hospitality Properties, Inc. ....... 7,125 662,055
Service Properties Trust .............. 20,094 174,617
Summit Hotel Properties, Inc. ........... 13,855 90,196
Sunstone Hotel Investors, Inc.
(b)
......... 25,600 259,072
Xenia Hotels & Resorts, Inc. ........... 13,463 165,729
2,499,308
Hotels, Restaurants & Leisure — 2.4%
Accel Entertainment, Inc., Class A
(a)
...... 6,784 71,639
Bally's Corp.
(a)
..................... 3,691 57,432
Biglari Holdings, Inc., Class B
(a)
......... 65 12,814
BJ's Restaurants, Inc.
(a)
............... 2,971 94,478
Bloomin' Brands, Inc. ................ 10,774 289,713
Bluegreen Vacations Holding Corp. ....... 1,428 50,908
Bowlero Corp., Class A
(a)
.............. 3,489 40,612
Brinker International, Inc.
(a)
............ 5,311 194,383
Carrols Restaurant Group, Inc.
(a)
......... 4,331 21,828
Century Casinos, Inc.
(a)
............... 3,716 26,384
Cheesecake Factory, Inc. (The) ......... 5,863 202,743
Chuy's Holdings, Inc.
(a)(b)
.............. 2,210 90,212
Cracker Barrel Old Country Store, Inc.
(b)
... 2,727 254,102
Dave & Buster's Entertainment, Inc.
(a)
..... 5,363 238,975
Denny's Corp.
(a)(b)
................... 6,672 82,199
Dine Brands Global, Inc. .............. 1,980 114,899
El Pollo Loco Holdings, Inc. ............ 3,140 27,538
Everi Holdings, Inc.
(a)
................ 10,723 155,055
Fiesta Restaurant Group, Inc.
(a)
......... 1,935 15,364
First Watch Restaurant Group, Inc.
(a)
...... 1,836 31,028
Full House Resorts, Inc.
(a)
............. 3,953 26,485
Global Business Travel Group I
(a)
........ 3,738 27,026
Golden Entertainment, Inc.
(a)
........... 2,374 99,233
Hilton Grand Vacations, Inc.
(a)
.......... 9,939 451,628
Inspired Entertainment, Inc.
(a)
........... 2,571 37,819
International Game Technology plc ....... 13,525 431,312
Jack in the Box, Inc.
(b)
................ 2,576 251,237
Krispy Kreme, Inc.
(b)
................. 10,509 154,798
Kura Sushi USA, Inc., Class A
(a)
......... 718 66,738
Life Time Group Holdings, Inc.
(a)
......... 5,394 106,100
Light & Wonder, Inc., Class A
(a)(b)
........ 11,181 768,806
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 4,188 45,565
Monarch Casino & Resort, Inc. .......... 1,662 117,088
Mondee Holdings, Inc., Class A
(a)
........ 5,362 47,775
Nathan's Famous, Inc. ............... 364 28,589
Noodles & Co., Class A
(a)
............. 5,344 18,063
ONE Group Hospitality, Inc. (The)
(a)
....... 3,303 24,178
Papa John's International, Inc. .......... 4,264 314,811
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
PlayAGS, Inc.
(a)(b)
................... 4,435 $ 25,058
Portillo's, Inc., Class A
(a)
.............. 5,161 116,277
Potbelly Corp.
(a)
.................... 2,991 26,261
RCI Hospitality Holdings, Inc. ........... 1,076 81,765
Red Robin Gourmet Burgers, Inc.
(a)
....... 1,939 26,816
Red Rock Resorts, Inc., Class A
(b)
........ 5,832 272,821
Rush Street Interactive, Inc., Class A
(a)(b)
... 7,983 24,907
Sabre Corp.
(a)
..................... 41,704 133,036
SeaWorld Entertainment, Inc.
(a)(b)
........ 4,938 276,577
Shake Shack, Inc., Class A
(a)
........... 4,657 361,942
Six Flags Entertainment Corp.
(a)
......... 8,870 230,443
Super Group SGHC Ltd.
(a)(b)
............ 16,574 48,065
Sweetgreen, Inc., Class A
(a)
............ 11,966 153,404
Target Hospitality Corp.
(a)
............. 3,946 52,955
Xponential Fitness, Inc., Class A
(a)
....... 2,984 51,474
6,971,358
Household Durables — 2.1%
Beazer Homes USA, Inc.
(a)(b)
........... 3,705 104,814
Cavco Industries, Inc.
(a)(b)
.............. 1,078 318,010
Century Communities, Inc. ............ 3,482 266,791
Cricut, Inc., Class A ................. 5,860 71,492
Dream Finders Homes, Inc., Class A
(a)
..... 2,945 72,418
Ethan Allen Interiors, Inc. ............. 2,628 74,320
GoPro, Inc., Class A
(a)
................ 15,442 63,930
Green Brick Partners, Inc.
(a)(b)
........... 3,253 184,770
Helen of Troy Ltd.
(a)
................. 2,994 323,412
Hooker Furnishings Corp. ............. 1,280 23,885
Hovnanian Enterprises, Inc., Class A
(a)
..... 589 58,435
Installed Building Products, Inc. ......... 2,921 409,407
iRobot Corp.
(a)
..................... 3,461 156,610
KB Home
(b)
....................... 9,273 479,507
Landsea Homes Corp.
(a)
.............. 1,327 12,394
La-Z-Boy, Inc.
(b)
.................... 5,168 148,012
Legacy Housing Corp.
(a)(b)
............. 963 22,332
LGI Homes, Inc.
(a)
.................. 2,553 344,374
Lovesac Co. (The)
(a)
................. 1,802 48,564
M/I Homes, Inc.
(a)
................... 3,301 287,814
MDC Holdings, Inc.
(b)
................ 7,198 336,650
Meritage Homes Corp.
(b)
.............. 4,468 635,662
Purple Innovation, Inc.
(b)
.............. 9,867 27,430
Skyline Champion Corp.
(a)
............. 6,534 427,650
Snap One Holdings Corp.
(a)
............ 2,210 25,747
Sonos, Inc.
(a)
...................... 15,632 255,271
Taylor Morrison Home Corp.
(a)
.......... 12,841 626,256
Traeger, Inc.
(a)
..................... 4,596 19,533
Tri Pointe Homes, Inc.
(a)(b)
............. 11,988 393,926
United Homes Group, Inc., Class A
(a)
...... 827 9,229
Vizio Holding Corp., Class A
(a)
.......... 9,317 62,890
VOXX International Corp., Class A
(a)
...... 1,576 19,668
Vuzix Corp.
(a)(b)
.................... 6,990 35,649
6,346,852
Household Products — 0.3%
Central Garden & Pet Co.
(a)
............ 1,281 49,665
Central Garden & Pet Co., Class A
(a)
...... 4,616 168,299
Energizer Holdings, Inc.
(b)
............. 8,904 298,996
Oil-Dri Corp. of America .............. 566 33,388
WD-40 Co. ....................... 1,683 317,498
867,846
Independent Power and Renewable Electricity Producers
— 0.3%
(b)
Altus Power, Inc., Class A
(a)
............ 8,211 44,340
Montauk Renewables, Inc.
(a)
........... 8,056 59,937
Ormat Technologies, Inc. .............. 6,553 527,254

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers
(continued)
Sunnova Energy International, Inc.
(a)
...... 12,404 $ 227,117
858,648
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A ....... 3,016 56,942
Industrial REITs — 0.4%
Innovative Industrial Properties, Inc.
(b)
..... 3,432 250,570
LXP Industrial Trust
(b)
................ 35,442 345,560
Plymouth Industrial REIT, Inc.
(b)
......... 5,289 121,753
Terreno Realty Corp. ................ 10,093 606,589
1,324,472
Insurance — 1.7%
Ambac Financial Group, Inc.
(a)
.......... 5,361 76,341
American Equity Investment Life Holding Co.
(b)
9,490 494,524
AMERISAFE, Inc. .................. 2,367 126,208
Argo Group International Holdings Ltd. .... 4,076 120,690
BRP Group, Inc., Class A
(a)(b)
........... 7,385 183,000
CNO Financial Group, Inc. ............. 14,151 334,954
Crawford & Co., Class A .............. 2,364 26,217
Donegal Group, Inc., Class A ........... 2,120 30,591
eHealth, Inc.
(a)(b)
.................... 3,900 31,356
Employers Holdings, Inc. .............. 3,300 123,453
Enstar Group Ltd.
(a)
................. 1,453 354,881
F&G Annuities & Life, Inc.
(b)
............ 2,285 56,622
Genworth Financial, Inc., Class A
(a)
....... 57,381 286,905
GoHealth, Inc., Class A
(a)
.............. 535 10,545
Goosehead Insurance, Inc., Class A
(a)(b)
.... 2,658 167,162
Greenlight Capital Re Ltd., Class A
(a)
...... 2,816 29,666
HCI Group, Inc.
(b)
................... 839 51,833
Hippo Holdings, Inc.
(a)(b)
............... 1,313 21,704
Horace Mann Educators Corp. .......... 4,848 143,792
Investors Title Co. .................. 115 16,790
James River Group Holdings Ltd. ........ 3,796 69,315
Kingsway Financial Services, Inc.
(a)
....... 985 8,028
Lemonade, Inc.
(a)
................... 6,368 107,301
Maiden Holdings Ltd.
(a)
............... 10,057 21,120
MBIA, Inc.
(a)
...................... 6,545 56,549
Mercury General Corp. ............... 3,571 108,094
National Western Life Group, Inc., Class A
(b)
. 289 120,097
NI Holdings, Inc.
(a)
.................. 1,275 18,934
Oscar Health, Inc., Class A
(a)
........... 19,090 153,865
Palomar Holdings, Inc.
(a)
.............. 3,074 178,415
ProAssurance Corp.
(b)
................ 6,229 93,996
Safety Insurance Group, Inc. ........... 1,633 117,119
Selective Insurance Group, Inc.
(b)
........ 7,388 708,879
Selectquote, Inc.
(a)
.................. 20,577 40,125
SiriusPoint Ltd.
(a)
................... 11,529 104,107
Skyward Specialty Insurance Group, Inc.
(a)
.. 1,258 31,953
Stewart Information Services Corp. ....... 3,201 131,689
Tiptree, Inc. ...................... 3,191 47,897
Trupanion, Inc.
(a)
................... 4,776 93,992
United Fire Group, Inc. ............... 2,555 57,896
United Insurance Holdings Corp.
(a)
....... 2,392 10,668
Universal Insurance Holdings, Inc. ....... 2,707 41,769
5,009,042
Interactive Media & Services — 0.7%
Bumble, Inc., Class A
(a)
............... 12,447 208,861
Cargurus, Inc., Class A
(a)
.............. 12,010 271,786
Cars.com, Inc.
(a)
.................... 7,880 156,182
DHI Group, Inc.
(a)
................... 4,964 19,012
Eventbrite, Inc., Class A
(a)
............. 9,999 95,490
EverQuote, Inc., Class A
(a)
............. 2,728 17,732
fuboTV, Inc.
(a)
..................... 24,096 50,120
Security
Shares
Shares Value
Interactive Media & Services (continued)
Grindr, Inc.
(a)
...................... 4,871 $ 26,937
MediaAlpha, Inc., Class A
(a)
............ 3,268 33,693
Nextdoor Holdings, Inc., Class A
(a)
....... 18,214 59,378
Outbrain, Inc.
(a)
.................... 4,636 22,809
QuinStreet, Inc.
(a)
................... 6,940 61,280
Shutterstock, Inc. ................... 3,050 148,443
System1, Inc., Class A
(a)
.............. 3,236 14,562
TrueCar, Inc.
(a)
..................... 9,635 21,775
Vimeo, Inc.
(a)
...................... 17,025 70,143
Yelp, Inc.
(a)
....................... 8,237 299,909
Ziff Davis, Inc.
(a)(b)
................... 5,746 402,565
ZipRecruiter, Inc., Class A
(a)
............ 8,918 158,384
2,139,061
IT Services — 0.5%
BigBear.ai Holdings, Inc.
(a)(b)
............ 3,896 9,156
BigCommerce Holdings, Inc.
(a)
.......... 8,251 82,097
Brightcove, Inc.
(a)
................... 5,129 20,567
DigitalOcean Holdings, Inc.
(a)
........... 7,819 313,855
Fastly, Inc., Class A
(a)(b)
............... 14,585 230,005
Grid Dynamics Holdings, Inc., Class A
(a)
.... 7,467 69,070
Hackett Group, Inc. (The) ............. 3,173 70,917
Information Services Group, Inc. ......... 4,126 22,115
Perficient, Inc.
(a)(b)
................... 4,243 353,569
Rackspace Technology, Inc.
(a)
.......... 12,289 33,426
Squarespace, Inc., Class A
(a)
........... 5,440 171,578
Thoughtworks Holding, Inc.
(a)
........... 11,655 87,995
Tucows, Inc., Class A
(a)
............... 1,282 35,563
Unisys Corp.
(a)
..................... 7,794 31,020
1,530,933
Leisure Products — 0.5%
Acushnet Holdings Corp. .............. 3,857 210,901
AMMO, Inc.
(a)(b)
.................... 10,187 21,698
Clarus Corp.
(b)
..................... 2,888 26,396
Escalade, Inc. ..................... 986 13,163
Funko, Inc., Class A
(a)
................ 4,428 47,911
JAKKS Pacific, Inc.
(a)
................ 822 16,415
Johnson Outdoors, Inc., Class A ......... 635 39,021
Latham Group, Inc.
(a)
................ 5,052 18,743
Malibu Boats, Inc., Class A
(a)
........... 2,472 145,008
Marine Products Corp. ............... 798 13,454
MasterCraft Boat Holdings, Inc.
(a)
........ 2,195 67,277
Smith & Wesson Brands, Inc. ........... 5,641 73,559
Solo Brands, Inc., Class A
(a)
............ 3,296 18,655
Sturm Ruger & Co., Inc.
(b)
............. 2,009 106,397
Topgolf Callaway Brands Corp.
(a)
........ 17,585 349,062
Vista Outdoor, Inc.
(a)
................. 6,796 188,045
1,355,705
Life Sciences Tools & Services — 0.4%
Adaptive Biotechnologies Corp.
(a)
........ 13,904 93,296
Akoya Biosciences, Inc.
(a)
............. 2,922 21,594
BioLife Solutions, Inc.
(a)
............... 4,286 94,721
Codexis, Inc.
(a)
..................... 7,084 19,835
CryoPort, Inc.
(a)
.................... 5,270 90,908
Cytek Biosciences, Inc.
(a)
.............. 14,912 127,348
Harvard Bioscience, Inc.
(a)
............. 4,660 25,583
MaxCyte, Inc.
(a)
.................... 10,631 48,796
Mesa Laboratories, Inc. .............. 604 77,614
NanoString Technologies, Inc.
(a)
......... 5,292 21,433
Nautilus Biotechnology, Inc.
(a)
........... 5,534 21,417
OmniAb Operations, Inc., 15.00 Earnout
Shares
(a)(d)
..................... 703 —
OmniAb Operations. Inc., 12.50 Earnout
Shares
(a)(d)
..................... 703 —

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Small Cap Index V.I. Fund
16
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
OmniAb, Inc.
(a)
..................... 11,395 $ 57,317
Pacific Biosciences of California, Inc.
(a)
.... 30,758 409,081
Quanterix Corp.
(a)
................... 4,455 100,460
Quantum-Si, Inc., Class A
(a)
............ 10,604 18,981
Seer, Inc., Class A
(a)
................. 7,871 33,609
SomaLogic, Inc., Class A
(a)
............ 20,213 46,692
1,308,685
Machinery — 3.8%
3D Systems Corp.
(a)
................. 16,298 161,839
Alamo Group, Inc. .................. 1,244 228,784
Albany International Corp., Class A ....... 3,793 353,811
Astec Industries, Inc. ................ 2,763 125,551
Barnes Group, Inc. .................. 6,012 253,646
Berkshire Grey, Inc., Class A
(a)
.......... 5,667 7,990
Blue Bird Corp.
(a)
................... 2,234 50,220
Chart Industries, Inc.
(a)
............... 5,178 827,393
CIRCOR International, Inc.
(a)
........... 2,306 130,174
Columbus McKinnon Corp. ............ 3,534 143,657
Commercial Vehicle Group, Inc.
(a)
........ 3,905 43,346
Desktop Metal, Inc., Class A
(a)(b)
......... 34,977 61,909
Douglas Dynamics, Inc. .............. 2,910 86,951
Energy Recovery, Inc.
(a)
.............. 6,825 190,759
Enerpac Tool Group Corp., Class A ....... 6,992 188,784
EnPro Industries, Inc.
(b)
............... 2,593 346,243
ESCO Technologies, Inc.
(b)
............ 3,048 315,864
Federal Signal Corp. ................ 7,382 472,669
Franklin Electric Co., Inc.
(b)
............ 5,652 581,591
Gencor Industries, Inc.
(a)
.............. 1,043 16,250
Gorman-Rupp Co. (The) .............. 2,709 78,100
Greenbrier Cos., Inc. (The) ............ 3,971 171,150
Helios Technologies, Inc. .............. 4,094 270,572
Hillenbrand, Inc. ................... 8,448 433,213
Hillman Solutions Corp.
(a)
............. 20,940 188,669
Hyliion Holdings Corp., Class A
(a)(b)
....... 21,512 35,925
Hyster-Yale Materials Handling, Inc.
(b)
..... 1,387 77,450
John Bean Technologies Corp.
(b)
......... 3,913 474,647
Kadant, Inc.
(b)
..................... 1,446 321,157
Kennametal, Inc. ................... 10,158 288,386
Lindsay Corp.
(b)
.................... 1,350 161,109
Luxfer Holdings plc ................. 3,156 44,910
Manitowoc Co., Inc. (The)
(a)
............ 4,179 78,691
Mayville Engineering Co., Inc.
(a)
......... 1,333 16,609
Microvast Holdings, Inc.
(a)(b)
............ 13,925 22,280
Miller Industries, Inc. ................ 1,243 44,089
Mueller Industries, Inc.
(b)
.............. 6,882 600,661
Mueller Water Products, Inc., Class A
(b)
.... 18,639 302,511
Nikola Corp.
(a)(b)
.................... 74,101 102,259
Omega Flex, Inc. ................... 375 38,918
Park-Ohio Holdings Corp. ............. 1,037 19,703
Proterra, Inc.
(a)(b)
................... 27,034 32,441
Proto Labs, Inc.
(a)
................... 3,307 115,613
REV Group, Inc. ................... 4,239 56,209
Shyft Group, Inc. (The) ............... 4,344 95,829
SPX Technologies, Inc.
(a)
.............. 5,429 461,302
Standex International Corp. ............ 1,406 198,907
Tennant Co. ...................... 2,184 177,144
Terex Corp.
(b)
..................... 8,255 493,897
Titan International, Inc.
(a)
.............. 6,771 77,731
Trinity Industries, Inc.
(b)
............... 9,911 254,812
Velo3D, Inc.
(a)
..................... 11,461 24,756
Wabash National Corp. ............... 5,970 153,071
Watts Water Technologies, Inc., Class A .... 3,351 615,679
11,115,831
Security
Shares
Shares Value
Marine Transportation — 0.3%
Costamare, Inc. .................... 6,404 $ 61,927
Eagle Bulk Shipping, Inc.
(b)
............ 1,745 83,830
Eneti, Inc. ........................ 3,379 40,920
Genco Shipping & Trading Ltd. .......... 5,272 73,966
Golden Ocean Group Ltd. ............. 15,156 114,428
Himalaya Shipping Ltd.
(a)
.............. 2,882 16,024
Matson, Inc.
(b)
..................... 4,354 338,436
Pangaea Logistics Solutions Ltd. ........ 3,688 24,968
Safe Bulkers, Inc.
(b)
................. 9,571 31,201
785,700
Media — 0.7%
Advantage Solutions, Inc., Class A
(a)
...... 13,084 30,617
AMC Networks, Inc., Class A
(a)
.......... 3,512 41,968
Boston Omaha Corp., Class A
(a)
......... 2,765 52,037
Cardlytics, Inc.
(a)
................... 3,814 24,105
Clear Channel Outdoor Holdings, Inc.
(a)
.... 43,610 59,746
Daily Journal Corp.
(a)
................ 155 44,838
Emerald Holding, Inc.
(a)
............... 2,004 8,216
Entravision Communications Corp., Class A . 8,024 35,225
EW Scripps Co. (The), Class A
(a)(b)
....... 7,028 64,306
Gambling.com Group Ltd.
(a)
............ 1,007 10,312
Gannett Co., Inc.
(a)(b)
................. 18,552 41,742
Gray Television, Inc. ................. 10,125 79,785
iHeartMedia, Inc., Class A
(a)
............ 14,446 52,584
Integral Ad Science Holding Corp.
(a)
...... 4,565 82,079
John Wiley & Sons, Inc., Class A
(b)
....... 5,414 184,239
Magnite, Inc.
(a)
..................... 16,673 227,587
PubMatic, Inc., Class A
(a)
.............. 5,286 96,628
Quotient Technology, Inc.
(a)
............ 10,963 42,098
Scholastic Corp. ................... 3,534 137,437
Sinclair, Inc., Class A ................ 4,174 57,685
Stagwell, Inc., Class A
(a)
.............. 13,311 95,972
TechTarget, Inc.
(a)
................... 3,310 103,040
TEGNA, Inc. ...................... 27,593 448,110
Thryv Holdings, Inc.
(a)
................ 3,809 93,701
Townsquare Media, Inc., Class A ........ 1,297 15,447
Urban One, Inc., Class A
(a)
............. 2,778 16,655
WideOpenWest, Inc.
(a)
............... 6,242 52,683
2,198,842
Metals & Mining — 1.8%
5E Advanced Materials, Inc.
(a)
.......... 4,685 15,367
Alpha Metallurgical Resources, Inc. ...... 1,633 268,400
Arconic Corp.
(a)
.................... 12,352 365,372
ATI, Inc.
(a)
........................ 15,749 696,578
Caledonia Mining Corp. plc ............ 1,720 19,986
Carpenter Technology Corp.
(b)
.......... 5,901 331,223
Century Aluminum Co.
(a)
.............. 6,320 55,110
Coeur Mining, Inc.
(a)
................. 39,149 111,183
Commercial Metals Co. ............... 14,521 764,676
Compass Minerals International, Inc. ...... 4,317 146,778
Constellium SE, Class A
(a)
............. 15,357 264,140
Contango ORE, Inc.
(a)
................ 341 8,689
Dakota Gold Corp.
(a)
................. 5,897 17,219
Haynes International, Inc. ............. 1,537 78,110
Hecla Mining Co.
(b)
.................. 73,090 376,414
i-80 Gold Corp.
(a)
................... 22,518 50,666
Ivanhoe Electric, Inc.
(a)
............... 6,769 88,268
Kaiser Aluminum Corp.
(b)
.............. 2,029 145,358
Materion Corp. .................... 2,519 287,670
Novagold Resources, Inc.
(a)
............ 29,791 118,866
Olympic Steel, Inc. .................. 1,180 57,820
Perpetua Resources Corp.
(a)(b)
.......... 4,246 15,583
Piedmont Lithium, Inc.
(a)(b)
............. 2,197 126,789
PolyMet Mining Corp.
(a)
............... 6,169 4,874

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Ramaco Resources, Inc., Class A ........ 2,603 $ 21,970
Ramaco Resources, Inc., Class B
(a)(b)
..... 520 5,517
Ryerson Holding Corp. ............... 2,803 121,594
Schnitzer Steel Industries, Inc., Class A .... 3,180 95,368
SunCoke Energy, Inc. ................ 10,374 81,643
TimkenSteel Corp.
(a)
................. 5,164 111,387
Tredegar Corp. .................... 3,463 23,098
Warrior Met Coal, Inc. ................ 6,283 244,723
Worthington Industries, Inc. ............ 3,732 259,262
5,379,701
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
AFC Gamma, Inc.
(b)
................. 2,019 25,137
Angel Oak Mortgage REIT, Inc. ......... 1,478 12,179
Apollo Commercial Real Estate Finance, Inc.
(b)
16,969 192,089
Arbor Realty Trust, Inc.
(b)
.............. 19,889 294,755
Ares Commercial Real Estate Corp.
(b)
..... 7,325 74,349
ARMOUR Residential REIT, Inc.
(b)
....... 24,247 129,236
Blackstone Mortgage Trust, Inc., Class A
(b)
.. 21,884 455,406
BrightSpire Capital, Inc., Class A
(b)
....... 16,679 112,250
Chicago Atlantic Real Estate Finance, Inc. .. 1,895 28,709
Chimera Investment Corp.
(b)
............ 28,130 162,310
Claros Mortgage Trust, Inc. ............ 11,378 129,027
Dynex Capital, Inc. .................. 6,391 80,463
Ellington Financial, Inc. ............... 8,314 114,733
Franklin BSP Realty Trust, Inc.
(b)
......... 10,434 147,745
Granite Point Mortgage Trust, Inc. ....... 6,283 33,300
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)
................... 12,805 320,125
Invesco Mortgage Capital, Inc.
(b)
......... 5,464 62,672
KKR Real Estate Finance Trust, Inc. ...... 7,483 91,068
Ladder Capital Corp., Class A
(b)
......... 14,119 153,191
MFA Financial, Inc.
(b)
................ 12,823 144,130
New York Mortgage Trust, Inc. .......... 10,974 108,862
Nexpoint Real Estate Finance, Inc. ....... 1,513 23,588
Orchid Island Capital, Inc.
(b)
............ 4,972 51,460
PennyMac Mortgage Investment Trust ..... 10,681 143,980
Ready Capital Corp.
(b)
................ 19,659 221,753
Redwood Trust, Inc.
(b)
................ 14,113 89,900
TPG RE Finance Trust, Inc.
(b)
........... 8,122 60,184
Two Harbors Investment Corp.
(b)
......... 11,745 163,021
3,625,622
Multi-Utilities — 0.5%
Avista Corp.
(b)
..................... 8,428 330,968
Black Hills Corp. ................... 8,427 507,811
NorthWestern Corp. ................. 7,574 429,900
Unitil Corp. ....................... 1,938 98,276
1,366,955
Office REITs — 0.6%
Brandywine Realty Trust
(b)
............. 20,253 94,176
City Office REIT, Inc. ................ 5,072 28,251
Corporate Office Properties Trust ........ 14,070 334,163
Douglas Emmett, Inc.
(b)
............... 6,766 85,049
Easterly Government Properties, Inc.
(b)
.... 11,961 173,435
Equity Commonwealth ............... 13,073 264,859
Hudson Pacific Properties, Inc. .......... 5,749 24,261
JBG SMITH Properties
(b)
.............. 13,647 205,251
Office Properties Income Trust .......... 6,831 52,599
Orion Office REIT, Inc.
(b)
.............. 8,184 54,096
Paramount Group, Inc.
(b)
.............. 23,301 103,223
Peakstone Realty Trust, Class E ........ 3,466 96,771
Piedmont Office Realty Trust, Inc., Class A .. 17,094 124,273
Postal Realty Trust, Inc., Class A
(b)
....... 2,571 37,819
Security
Shares
Shares Value
Office REITs (continued)
SL Green Realty Corp. ............... 1,648 $ 49,522
1,727,748
Oil, Gas & Consumable Fuels — 4.4%
Amplify Energy Corp.
(a)
............... 4,141 28,035
Arch Resources, Inc., Class A .......... 2,302 259,573
Ardmore Shipping Corp. .............. 4,820 59,527
Berry Corp. ....................... 9,538 65,621
California Resources Corp. ............ 8,938 404,802
Callon Petroleum Co.
(a)
............... 7,675 269,162
Centrus Energy Corp., Class A
(a)
......... 1,127 36,695
Chord Energy Corp. ................. 5,139 790,378
Civitas Resources, Inc.
(b)
.............. 8,505 589,992
Clean Energy Fuels Corp.
(a)(b)
........... 20,123 99,810
CNX Resources Corp.
(a)
.............. 19,868 352,061
Comstock Resources, Inc.
(b)
............ 11,776 136,602
CONSOL Energy, Inc. ................ 4,198 284,666
Crescent Energy, Inc., Class A
(b)
......... 5,603 58,383
CVR Energy, Inc.
(b)
.................. 4,123 123,525
Delek US Holdings, Inc. .............. 8,605 206,090
Denbury, Inc.
(a)
.................... 6,209 535,588
DHT Holdings, Inc. .................. 16,963 144,694
Dorian LPG Ltd.
(b)
.................. 3,663 93,956
Earthstone Energy, Inc., Class A
(a)
....... 7,135 101,959
Empire Petroleum Corp.
(a)
............. 1,392 12,667
Encore Energy Corp.
(a)
............... 17,025 41,030
Energy Fuels, Inc.
(a)(b)
................ 19,542 121,942
Enviva, Inc. ....................... 4,333 47,013
Equitrans Midstream Corp. ............ 53,430 510,791
Evolution Petroleum Corp. ............. 3,594 29,004
Excelerate Energy, Inc., Class A ......... 2,154 43,791
FLEX LNG Ltd. .................... 3,589 109,572
Gevo, Inc.
(a)
...................... 32,703 49,709
Golar LNG Ltd. .................... 12,215 246,377
Granite Ridge Resources, Inc. .......... 2,861 18,968
Green Plains, Inc.
(a)
................. 4,336 139,793
Gulfport Energy Corp.
(a)
.............. 1,222 128,396
Hallador Energy Co.
(a)
................ 2,602 22,299
HighPeak Energy, Inc. ............... 1,378 14,993
International Seaways, Inc. ............ 4,937 188,791
Kinetik Holdings, Inc., Class A
(b)
......... 2,143 75,305
Kosmos Energy Ltd.
(a)
................ 56,298 337,225
Magnolia Oil & Gas Corp., Class A
(b)
...... 22,518 470,626
Matador Resources Co.
(b)
............. 13,958 730,283
Murphy Oil Corp. ................... 18,311 701,311
NACCO Industries, Inc., Class A ......... 471 16,325
NextDecade Corp.
(a)
................. 3,852 31,625
Nordic American Tankers Ltd. .......... 25,459 93,434
Northern Oil and Gas, Inc.
(b)
............ 9,226 316,636
Overseas Shipholding Group, Inc., Class A
(a)
5,660 23,602
Par Pacific Holdings, Inc.
(a)(b)
........... 7,170 190,794
PBF Energy, Inc., Class A ............. 14,339 587,039
Peabody Energy Corp.
(b)
.............. 15,213 329,514
Permian Resources Corp., Class A
(b)
...... 31,018 339,957
PrimeEnergy Resources Corp.
(a)
......... 90 8,283
REX American Resources Corp.
(a)
....... 1,938 67,462
Riley Exploration Permian, Inc. .......... 1,012 36,149
Ring Energy, Inc.
(a)
.................. 15,880 27,155
SandRidge Energy, Inc. .............. 2,484 37,881
Scorpio Tankers, Inc. ................ 6,406 302,555
SFL Corp. Ltd.
(b)
................... 14,159 132,103
SilverBow Resources, Inc.
(a)(b)
.......... 2,234 65,054
Sitio Royalties Corp., Class A ........... 10,225 268,611
SM Energy Co. .................... 14,989 474,102
Talos Energy, Inc.
(a)
................. 13,868 192,349
Teekay Corp.
(a)
.................... 8,555 51,672

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Small Cap Index V.I. Fund
18
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Teekay Tankers Ltd., Class A ........... 2,966 $ 113,390
Tellurian, Inc.
(a)
.................... 67,443 95,095
Uranium Energy Corp.
(a)(b)
............. 45,579 154,969
VAALCO Energy, Inc.
(b)
............... 12,459 46,846
Verde Clean Fuels, Inc., Class A
(a)(b)
...... 853 5,553
Vertex Energy, Inc.
(a)
................. 8,451 52,819
Vital Energy, Inc.
(a)
.................. 2,195 99,104
Vitesse Energy, Inc. ................. 3,038 68,051
W&T Offshore, Inc.
(a)
................ 11,854 45,875
World Kinect Corp. .................. 7,355 152,101
13,107,110
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(a)
............. 1,927 60,354
Glatfelter Corp.
(a)
................... 5,324 16,078
Sylvamo Corp. .................... 4,548 183,967
260,399
Passenger Airlines — 0.6%
Allegiant Travel Co.
(a)
................ 1,994 251,802
Blade Air Mobility, Inc., Class A
(a)
........ 6,516 25,673
Frontier Group Holdings, Inc.
(a)
.......... 4,300 41,581
Hawaiian Holdings, Inc.
(a)
............. 6,909 74,410
JetBlue Airways Corp.
(a)
.............. 40,887 362,259
Joby Aviation, Inc., Class A
(a)
........... 34,169 350,574
SkyWest, Inc.
(a)
.................... 5,929 241,429
Spirit Airlines, Inc. .................. 13,461 230,991
Sun Country Airlines Holdings, Inc.
(a)
...... 4,654 104,622
1,683,341
Personal Care Products — 0.9%
Beauty Health Co. (The), Class A
(a)
....... 10,149 84,947
BellRing Brands, Inc.
(a)
............... 16,443 601,814
Edgewell Personal Care Co.
(b)
.......... 6,237 257,650
elf Beauty, Inc.
(a)
................... 6,113 698,288
Herbalife Ltd.
(a)
.................... 12,477 165,195
Inter Parfums, Inc. .................. 2,281 308,460
Medifast, Inc. ..................... 1,320 121,651
Nature's Sunshine Products, Inc.
(a)
....... 1,858 25,362
Nu Skin Enterprises, Inc., Class A ........ 6,314 209,625
Thorne HealthTech, Inc.
(a)
............. 1,453 6,829
USANA Health Sciences, Inc.
(a)
......... 1,424 89,769
Waldencast plc, Class A
(a)
............. 2,011 15,545
2,585,135
Pharmaceuticals — 2.0%
Aclaris Therapeutics, Inc.
(a)(b)
........... 8,600 89,182
Amneal Pharmaceuticals, Inc., Class A
(a)
... 16,279 50,465
Amphastar Pharmaceuticals, Inc.
(a)
....... 4,598 264,247
Amylyx Pharmaceuticals, Inc.
(a)
......... 6,271 135,265
ANI Pharmaceuticals, Inc.
(a)
............ 1,537 82,737
Arvinas, Inc.
(a)
..................... 6,197 153,810
Assertio Holdings, Inc.
(a)
.............. 6,636 35,967
Atea Pharmaceuticals, Inc.
(a)
........... 8,884 33,226
Axsome Therapeutics, Inc.
(a)
........... 4,053 291,249
Biote Corp., Class A
(a)
................ 1,433 9,687
Bright Green Corp.
(a)
................. 9,996 10,096
Cara Therapeutics, Inc.
(a)
............. 5,499 15,562
Cassava Sciences, Inc.
(a)(b)
............ 4,915 120,516
Citius Pharmaceuticals, Inc.
(a)
.......... 14,579 17,495
Collegium Pharmaceutical, Inc.
(a)
........ 4,246 91,247
Corcept Therapeutics, Inc.
(a)
........... 9,787 217,761
CorMedix, Inc.
(a)
.................... 5,352 21,221
Cymabay Therapeutics, Inc.
(a)
.......... 11,805 129,265
DICE Therapeutics, Inc.
(a)
............. 4,737 220,081
Edgewise Therapeutics, Inc.
(a)
.......... 5,638 43,694
Enliven Therapeutics, Inc.
(a)
............ 2,837 57,903
Security
Shares
Shares Value
Pharmaceuticals (continued)
Evolus, Inc.
(a)
..................... 4,536 $ 32,977
Eyenovia, Inc.
(a)
.................... 3,507 8,312
EyePoint Pharmaceuticals, Inc.
(a)
........ 3,102 26,987
Harmony Biosciences Holdings, Inc.
(a)
..... 4,071 143,258
Harrow Health, Inc.
(a)
................ 3,122 59,443
Ikena Oncology, Inc.
(a)
................ 2,552 16,741
Innoviva, Inc.
(a)
.................... 7,287 92,764
Intra-Cellular Therapies, Inc.
(a)(b)
......... 11,414 722,734
Ligand Pharmaceuticals, Inc.
(a)
.......... 2,030 146,363
Liquidia Corp.
(a)(b)
................... 5,540 43,489
Longboard Pharmaceuticals, Inc.
(a)
....... 1,801 13,219
Marinus Pharmaceuticals, Inc.
(a)
......... 6,096 66,203
NGM Biopharmaceuticals, Inc.
(a)
......... 4,552 11,790
Nuvation Bio, Inc., Class A
(a)
........... 18,623 33,521
Ocular Therapeutix, Inc.
(a)
............. 10,550 54,438
Omeros Corp.
(a)
.................... 7,444 40,495
Optinose, Inc.
(a)(b)
................... 8,581 10,555
Pacira BioSciences, Inc.
(a)
............. 5,621 225,233
Phathom Pharmaceuticals, Inc.
(a)
........ 3,380 48,402
Phibro Animal Health Corp., Class A ...... 2,402 32,907
Pliant Therapeutics, Inc.
(a)
............. 6,925 125,481
Prestige Consumer Healthcare, Inc.
(a)
..... 6,062 360,265
Rain Oncology, Inc.
(a)
................ 6,757 8,108
Reata Pharmaceuticals, Inc., Class A
(a)(b)
... 3,487 355,535
Revance Therapeutics, Inc.
(a)
........... 10,198 258,111
Scilex Holding Co.(Acquired 01/06/23, cost
$82,679)
(a)(b)(e)
................... 7,889 43,174
scPharmaceuticals, Inc.
(a)
............. 3,467 35,329
SIGA Technologies, Inc.
(b)
............. 5,358 27,058
Supernus Pharmaceuticals, Inc.
(a)
........ 6,085 182,915
Taro Pharmaceutical Industries Ltd.
(a)
..... 995 37,740
Tarsus Pharmaceuticals, Inc.
(a)
.......... 2,834 51,210
Terns Pharmaceuticals, Inc.
(a)
........... 5,217 45,649
Theravance Biopharma, Inc.
(a)(b)
......... 7,563 78,277
Theseus Pharmaceuticals, Inc.
(a)
........ 2,674 24,948
Third Harmonic Bio, Inc.
(a)
............. 3,211 15,445
Trevi Therapeutics, Inc.
(a)
............. 5,182 12,385
Ventyx Biosciences, Inc.
(a)
............. 5,721 187,649
Verrica Pharmaceuticals, Inc.
(a)
.......... 2,541 14,662
WaVe Life Sciences Ltd.
(a)
............. 7,083 25,782
Xeris Biopharma Holdings, Inc.
(a)(b)
....... 15,370 40,269
Zevra Therapeutics, Inc.
(a)
............. 4,262 21,736
5,872,235
Professional Services — 2.4%
Alight, Inc., Class A
(a)
................ 48,431 447,502
ASGN, Inc.
(a)
...................... 5,919 447,654
Asure Software, Inc.
(a)
................ 1,596 19,407
Barrett Business Services, Inc. .......... 888 77,434
BlackSky Technology, Inc., Class A
(a)(b)
..... 15,360 34,099
CBIZ, Inc.
(a)(b)
...................... 6,003 319,840
Conduent, Inc.
(a)(b)
.................. 22,422 76,235
CRA International, Inc. ............... 841 85,782
CSG Systems International, Inc. ......... 3,774 199,041
ExlService Holdings, Inc.
(a)
............ 3,968 599,406
Exponent, Inc. ..................... 6,227 581,104
First Advantage Corp.
(a)
............... 7,098 109,380
FiscalNote Holdings, Inc., Class A
(a)
...... 7,953 28,949
Forrester Research, Inc.
(a)
............. 1,441 41,919
Franklin Covey Co.
(a)
................ 1,417 61,895
Heidrick & Struggles International, Inc. .... 2,512 66,493
HireQuest, Inc. .................... 623 16,217
HireRight Holdings Corp.
(a)
............ 1,849 20,912
Huron Consulting Group, Inc.
(a)
.......... 2,334 198,180
IBEX Holdings Ltd.
(a)
................. 1,485 31,526
ICF International, Inc.
(b)
............... 2,286 284,355

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Innodata, Inc.
(a)
.................... 3,049 $ 34,545
Insperity, Inc. ...................... 4,575 544,242
Kelly Services, Inc., Class A ............ 4,184 73,680
Kforce, Inc.
(b)
...................... 2,457 153,956
Korn Ferry ....................... 6,511 322,555
Legalzoom.com, Inc.
(a)
............... 12,804 154,672
Maximus, Inc. ..................... 7,567 639,487
Mistras Group, Inc.
(a)
................ 2,441 18,844
NV5 Global, Inc.
(a)(b)
................. 1,674 185,429
Planet Labs PBC, Class A
(a)
............ 23,571 75,899
Red Violet, Inc.
(a)
................... 1,517 31,205
Resources Connection, Inc. ............ 4,061 63,798
Skillsoft Corp., Class A
(a)(b)
............. 9,424 11,686
Sterling Check Corp.
(a)
............... 2,749 33,703
TriNet Group, Inc.
(a)(b)
................ 4,665 443,035
TrueBlue, Inc.
(a)
.................... 3,719 65,863
TTEC Holdings, Inc.
(b)
................ 2,622 88,728
Upwork, Inc.
(a)(b)
.................... 15,911 148,609
Verra Mobility Corp., Class A
(a)
.......... 17,248 340,131
Willdan Group, Inc.
(a)
................ 1,810 34,680
7,212,077
Real Estate Management & Development — 0.8%
American Realty Investors, Inc.
(a)
........ 484 10,542
Anywhere Real Estate, Inc.
(a)
........... 13,503 90,200
Compass, Inc., Class A
(a)
.............. 37,117 129,909
Cushman & Wakefield plc
(a)
............ 19,001 155,428
DigitalBridge Group, Inc., Class A
(b)
....... 20,229 297,569
Douglas Elliman, Inc.
(b)
............... 10,446 23,191
eXp World Holdings, Inc.
(b)
............. 8,642 175,260
Forestar Group, Inc.
(a)
................ 2,206 49,745
FRP Holdings, Inc.
(a)
................. 861 49,568
Kennedy-Wilson Holdings, Inc. .......... 15,252 249,065
Marcus & Millichap, Inc.
(b)
............. 3,272 103,101
Maui Land & Pineapple Co., Inc.
(a)
....... 731 10,409
Newmark Group, Inc., Class A
(b)
......... 17,742 110,355
Opendoor Technologies, Inc.
(a)(b)
......... 67,671 272,037
RE/MAX Holdings, Inc., Class A ......... 2,229 42,931
Redfin Corp.
(a)(b)
.................... 13,180 163,696
RMR Group, Inc. (The), Class A ......... 1,933 44,788
St. Joe Co. (The)
(b)
.................. 4,262 206,025
Stratus Properties, Inc.
(b)
.............. 685 17,981
Tejon Ranch Co.
(a)
.................. 2,315 39,841
Transcontinental Realty Investors, Inc.
(a)
... 183 6,703
2,248,344
Residential REITs — 0.5%
Apartment Investment & Management Co.,
Class A
(b)
...................... 17,754 151,264
BRT Apartments Corp. ............... 1,549 30,670
Centerspace ...................... 1,979 121,431
Clipper Realty, Inc. .................. 2,705 15,337
Elme Communities .................. 10,540 173,278
Independence Realty Trust, Inc. ......... 28,085 511,709
NexPoint Residential Trust, Inc.
(b)
........ 3,023 137,486
UMH Properties, Inc. ................ 6,949 111,045
Veris Residential, Inc.
(a)
............... 9,816 157,547
1,409,767
Retail REITs — 1.3%
Acadia Realty Trust
(b)
................ 10,451 150,390
Alexander's, Inc.
(b)
.................. 311 57,180
CBL & Associates Properties, Inc. ........ 3,430 75,597
Getty Realty Corp.
(b)
................. 5,527 186,923
InvenTrust Properties Corp.
(b)
........... 8,650 200,161
Kite Realty Group Trust ............... 27,011 603,426
Security
Shares
Shares Value
Retail REITs (continued)
Macerich Co. (The)
(b)
................ 27,240 $ 306,995
Necessity Retail REIT, Inc. (The), Class A .. 16,628 112,405
NETSTREIT Corp. .................. 7,358 131,487
Phillips Edison & Co., Inc.
(b)
............ 14,705 501,146
Retail Opportunity Investments Corp. ..... 16,696 225,563
RPT Realty
(b)
...................... 9,979 104,281
Saul Centers, Inc. .................. 1,667 61,396
SITE Centers Corp. ................. 24,513 324,062
Tanger Factory Outlet Centers, Inc.
(b)
...... 12,858 283,776
Urban Edge Properties ............... 14,895 229,830
Urstadt Biddle Properties, Inc., Class A .... 3,379 71,838
Whitestone REIT ................... 6,827 66,222
3,692,678
Semiconductors & Semiconductor Equipment — 3.3%
ACM Research, Inc., Class A
(a)(b)
......... 6,280 82,142
Aehr Test Systems
(a)
................. 3,162 130,432
Alpha & Omega Semiconductor Ltd.
(a)
..... 2,793 91,610
Ambarella, Inc.
(a)
................... 4,535 379,443
Amkor Technology, Inc.
(b)
.............. 12,734 378,836
Atomera, Inc.
(a)(b)
................... 2,344 20,557
Axcelis Technologies, Inc.
(a)
............ 3,991 731,670
CEVA, Inc.
(a)
...................... 2,732 69,803
Cohu, Inc.
(a)
...................... 5,717 237,599
Credo Technology Group Holding Ltd.
(a)
.... 11,960 207,386
Diodes, Inc.
(a)(b)
.................... 5,501 508,787
FormFactor, Inc.
(a)
.................. 9,553 326,904
Ichor Holdings Ltd.
(a)
................. 3,524 132,150
Impinj, Inc.
(a)
...................... 2,813 252,185
indie Semiconductor, Inc., Class A
(a)
...... 16,847 158,362
inTEST Corp.
(a)(b)
................... 1,255 32,956
Kulicke & Soffa Industries, Inc.
(b)
......... 6,808 404,736
MACOM Technology Solutions Holdings, Inc.
(a)
(b)
........................... 6,573 430,729
Maxeon Solar Technologies Ltd.
(a)
........ 3,085 86,874
MaxLinear, Inc.
(a)
................... 9,231 291,330
Navitas Semiconductor Corp.
(a)
......... 12,502 131,771
NVE Corp. ....................... 559 54,469
Onto Innovation, Inc.
(a)
............... 5,970 695,326
PDF Solutions, Inc.
(a)
................ 3,795 171,154
Photronics, Inc.
(a)
................... 7,454 192,239
Power Integrations, Inc.
(b)
............. 6,995 662,217
Rambus, Inc.
(a)
.................... 13,455 863,407
Semtech Corp.
(a)
................... 7,939 202,127
Silicon Laboratories, Inc.
(a)(b)
............ 3,893 614,082
SiTime Corp.
(a)
..................... 2,120 250,096
SkyWater Technology, Inc.
(a)
........... 2,206 20,781
SMART Global Holdings, Inc.
(a)
.......... 6,078 176,323
Synaptics, Inc.
(a)(b)
.................. 4,836 412,898
Transphorm, Inc.
(a)
.................. 2,490 8,466
Ultra Clean Holdings, Inc.
(a)(b)
........... 5,523 212,415
Veeco Instruments, Inc.
(a)
............. 6,247 160,423
9,782,685
Software — 5.4%
8x8, Inc.
(a)
........................ 13,294 56,234
A10 Networks, Inc. .................. 8,641 126,072
ACI Worldwide, Inc.
(a)
................ 13,213 306,145
Adeia, Inc. ....................... 13,127 144,528
Agilysys, Inc.
(a)
.................... 2,419 166,040
Alarm.com Holdings, Inc.
(a)
............ 5,947 307,341
Alkami Technology, Inc.
(a)
............. 4,846 79,426
Altair Engineering, Inc., Class A
(a)
........ 6,561 497,586
American Software, Inc., Class A ........ 3,744 39,349
Amplitude, Inc., Class A
(a)
............. 8,471 93,181
Appfolio, Inc., Class A
(a)
.............. 2,368 407,627

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Small Cap Index V.I. Fund
20
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Appian Corp., Class A
(a)
.............. 5,121 $ 243,760
Applied Digital Corp.
(a)
............... 8,819 82,458
Asana, Inc., Class A
(a)
................ 9,767 215,265
AvePoint, Inc., Class A
(a)
.............. 18,636 107,343
Bit Digital, Inc.
(a)
.................... 9,176 37,255
Blackbaud, Inc.
(a)
................... 5,310 377,966
BlackLine, Inc.
(a)
................... 6,912 372,004
Box, Inc., Class A
(a)
................. 17,444 512,505
Braze, Inc., Class A
(a)
................ 4,272 187,071
C3.ai, Inc., Class A
(a)(b)
............... 7,196 262,150
Cerence, Inc.
(a)(b)
................... 5,025 146,881
Cipher Mining, Inc.
(a)(b)
................ 4,648 13,293
Cleanspark, Inc.
(a)
.................. 10,848 46,538
Clear Secure, Inc., Class A
(b)
........... 10,228 236,983
CommVault Systems, Inc.
(a)
............ 5,511 400,209
Consensus Cloud Solutions, Inc.
(a)
....... 2,490 77,190
CoreCard Corp.
(a)
................... 827 20,973
Couchbase, Inc.
(a)
.................. 4,173 66,017
CS Disco, Inc.
(a)
.................... 2,581 21,216
Digimarc Corp.
(a)(b)
.................. 1,803 53,080
Digital Turbine, Inc.
(a)
................ 11,614 107,778
Domo, Inc., Class B
(a)(b)
............... 3,734 54,740
E2open Parent Holdings, Inc., Class A
(a)
... 24,824 139,014
Ebix, Inc.
(b)
....................... 3,214 80,993
eGain Corp.
(a)
..................... 2,947 22,073
Enfusion, Inc., Class A
(a)
.............. 3,334 37,407
EngageSmart, Inc.
(a)
................. 5,889 112,421
Envestnet, Inc.
(a)
................... 6,100 362,035
Everbridge, Inc.
(a)
................... 5,177 139,261
EverCommerce, Inc.
(a)
............... 2,584 30,595
Expensify, Inc., Class A
(a)
............. 6,987 55,756
ForgeRock, Inc., Class A
(a)
............. 5,776 118,639
Freshworks, Inc., Class A
(a)
............ 19,787 347,855
Instructure Holdings, Inc.
(a)
............ 2,357 59,302
Intapp, Inc.
(a)
...................... 1,881 78,833
InterDigital, Inc. .................... 3,317 320,256
Jamf Holding Corp.
(a)(b)
............... 8,645 168,750
Kaltura, Inc.
(a)(b)
.................... 9,763 20,698
LivePerson, Inc.
(a)
.................. 8,297 37,502
LiveRamp Holdings, Inc.
(a)
............. 7,779 222,168
LiveVox Holdings, Inc., Class A
(a)
........ 1,753 4,821
Marathon Digital Holdings, Inc.
(a)
......... 20,691 286,777
Matterport, Inc., Class A
(a)(b)
............ 31,438 99,030
MeridianLink, Inc.
(a)
................. 3,218 66,934
MicroStrategy, Inc., Class A
(a)
........... 1,352 462,952
Mitek Systems, Inc.
(a)
................ 5,018 54,395
Model N, Inc.
(a)
.................... 4,684 165,626
N-able, Inc.
(a)
...................... 8,562 123,378
NextNav, Inc.
(a)
.................... 8,223 24,176
Olo, Inc., Class A
(a)
.................. 12,836 82,921
ON24, Inc. ....................... 4,830 39,220
OneSpan, Inc.
(a)
.................... 4,995 74,126
PagerDuty, Inc.
(a)
................... 10,633 239,030
PowerSchool Holdings, Inc., Class A
(a)
..... 6,816 130,458
Progress Software Corp. .............. 5,237 304,270
PROS Holdings, Inc.
(a)
............... 5,477 168,692
Q2 Holdings, Inc.
(a)
.................. 7,169 221,522
Qualys, Inc.
(a)(b)
.................... 4,558 588,757
Rapid7, Inc.
(a)
..................... 7,477 338,559
Rimini Street, Inc.
(a)(b)
................ 6,637 31,791
Riot Platforms, Inc.
(a)
................ 19,535 230,904
Sapiens International Corp. NV ......... 3,805 101,213
SEMrush Holdings, Inc., Class A
(a)
....... 3,883 37,160
SolarWinds Corp.
(a)
................. 6,455 66,228
SoundHound AI, Inc., Class A
(a)
......... 17,560 79,898
Security
Shares
Shares Value
Software (continued)
SoundThinking, Inc.
(a)
................ 1,052 $ 22,997
Sprinklr, Inc., Class A
(a)(b)
.............. 10,628 146,985
Sprout Social, Inc., Class A
(a)
........... 5,897 272,205
SPS Commerce, Inc.
(a)
............... 4,509 865,999
Tenable Holdings, Inc.
(a)
.............. 13,986 609,090
Terawulf, Inc.
(a)
.................... 8,761 15,332
Varonis Systems, Inc.
(a)(b)
.............. 13,333 355,324
Verint Systems, Inc.
(a)(b)
............... 7,813 273,924
Veritone, Inc.
(a)
.................... 4,498 17,632
Viant Technology, Inc., Class A
(a)
......... 2,867 13,217
Weave Communications, Inc.
(a)
......... 4,628 51,417
Workiva, Inc., Class A
(a)
............... 5,956 605,487
Xperi, Inc.
(a)(b)
..................... 5,605 73,706
Yext, Inc.
(a)
....................... 13,122 148,410
Zeta Global Holdings Corp., Class A
(a)(b)
.... 16,466 140,620
Zuora, Inc., Class A
(a)
................ 15,579 170,902
16,025,847
Specialized REITs — 0.5%
(b)
Farmland Partners, Inc. .............. 5,947 72,613
Four Corners Property Trust, Inc. ........ 10,743 272,872
Gladstone Land Corp. ............... 4,336 70,547
Outfront Media, Inc. ................. 18,984 298,428
PotlatchDeltic Corp. ................. 9,783 517,032
Safehold, Inc. ..................... 3,879 92,049
Uniti Group, Inc. ................... 30,441 140,637
1,464,178
Specialty Retail — 2.3%
1-800-Flowers.com, Inc., Class A
(a)
....... 3,249 25,342
Aaron's Co., Inc. (The) ............... 3,894 55,061
Abercrombie & Fitch Co., Class A
(a)
....... 6,059 228,303
Academy Sports & Outdoors, Inc. ........ 9,234 499,098
American Eagle Outfitters, Inc. .......... 22,389 264,190
America's Car-Mart, Inc.
(a)
............. 761 75,933
Arko Corp. ....................... 9,829 78,141
Asbury Automotive Group, Inc.
(a)
......... 2,680 644,326
BARK, Inc.
(a)(b)
..................... 13,878 18,458
Big 5 Sporting Goods Corp. ............ 2,483 22,744
Boot Barn Holdings, Inc.
(a)
............. 3,652 309,288
Buckle, Inc. (The) .................. 3,927 135,874
Build-A-Bear Workshop, Inc.
(b)
.......... 1,647 35,279
Caleres, Inc. ...................... 4,338 103,808
Camping World Holdings, Inc., Class A
(b)
... 5,180 155,918
CarParts.com, Inc.
(a)
................. 6,656 28,288
Carvana Co., Class A
(a)
............... 1,677 43,468
Cato Corp. (The), Class A ............. 2,154 17,297
Chico's FAS, Inc.
(a)(b)
................. 15,314 81,930
Children's Place, Inc. (The)
(a)
........... 1,627 37,763
Designer Brands, Inc., Class A .......... 6,075 61,357
Destination XL Group, Inc.
(a)
........... 6,938 33,996
Duluth Holdings, Inc., Class B
(a)(b)
........ 1,881 11,813
Envela Corp.
(a)
..................... 1,128 8,302
EVgo, Inc., Class A
(a)
................ 9,922 39,688
Foot Locker, Inc.
(b)
.................. 10,155 275,302
Franchise Group, Inc.
(b)
............... 3,060 87,638
Genesco, Inc.
(a)
.................... 1,522 38,111
Group 1 Automotive, Inc.
(b)
............. 1,687 435,415
GrowGeneration Corp.
(a)
.............. 6,574 22,352
Guess?, Inc. ...................... 3,947 76,769
Haverty Furniture Cos., Inc. ............ 1,754 53,006
Hibbett, Inc.
(b)
..................... 1,492 54,145
J Jill, Inc.
(a)
....................... 435 9,322
Lands' End, Inc.
(a)
.................. 1,728 13,409
Lazydays Holdings, Inc.
(a)
............. 1,303 15,063
Leslie's, Inc.
(a)
..................... 22,001 206,589

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
21
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
MarineMax, Inc.
(a)
................... 2,482 $ 84,785
Monro, Inc. ....................... 3,831 155,653
National Vision Holdings, Inc.
(a)
......... 9,461 229,808
ODP Corp. (The)
(a)
.................. 4,172 195,333
OneWater Marine, Inc., Class A
(a)(b)
....... 1,285 46,568
Overstock.com, Inc.
(a)
................ 5,633 183,467
PetMed Express, Inc. ................ 2,618 36,102
Rent the Runway, Inc., Class A
(a)(b)
....... 5,424 10,739
Revolve Group, Inc., Class A
(a)(b)
......... 5,089 83,460
Sally Beauty Holdings, Inc.
(a)
........... 12,872 158,969
Shoe Carnival, Inc. .................. 2,259 53,041
Signet Jewelers Ltd.
(b)
................ 5,507 359,387
Sleep Number Corp.
(a)
............... 2,585 70,519
Sonic Automotive, Inc., Class A ......... 1,920 91,526
Sportsman's Warehouse Holdings, Inc.
(a)
... 4,397 25,063
Stitch Fix, Inc., Class A
(a)
.............. 11,896 45,800
ThredUp, Inc., Class A
(a)
.............. 10,186 24,854
Tile Shop Holdings, Inc.
(a)
............. 4,225 23,406
Tilly's, Inc., Class A
(a)(b)
............... 3,026 21,212
Torrid Holdings, Inc.
(a)
................ 1,710 4,805
Upbound Group, Inc. ................ 6,731 209,536
Urban Outfitters, Inc.
(a)
............... 7,923 262,489
Warby Parker, Inc., Class A
(a)
........... 10,229 119,577
Winmark Corp. .................... 333 110,712
Zumiez, Inc.
(a)
..................... 1,816 30,255
6,939,852
Technology Hardware, Storage & Peripherals — 0.7%
Avid Technology, Inc.
(a)
............... 4,143 105,647
CompoSecure, Inc., Class A
(a)
.......... 1,448 9,933
Corsair Gaming, Inc.
(a)
............... 4,472 79,333
CPI Card Group, Inc.
(a)
............... 500 11,625
Eastman Kodak Co.
(a)(b)
............... 6,746 31,167
Immersion Corp. ................... 2,340 16,567
Intevac, Inc.
(a)
..................... 2,888 10,830
IonQ, Inc.
(a)
....................... 19,714 266,731
Super Micro Computer, Inc.
(a)
........... 5,705 1,421,971
Turtle Beach Corp.
(a)
................. 1,876 21,855
Xerox Holdings Corp.
(b)
............... 14,538 216,471
2,192,130
Textiles, Apparel & Luxury Goods — 0.4%
Allbirds, Inc., Class A
(a)
............... 10,956 13,805
Fossil Group, Inc.
(a)
................. 5,734 14,736
G-III Apparel Group Ltd.
(a)
............. 5,206 100,320
Hanesbrands, Inc.
(b)
................. 43,926 199,424
Kontoor Brands, Inc.
(b)
............... 6,718 282,828
Movado Group, Inc. ................. 1,997 53,580
Oxford Industries, Inc.
(b)
.............. 1,801 177,254
Rocky Brands, Inc.
(b)
................. 963 20,223
Steven Madden Ltd.
(b)
................ 9,262 302,775
Vera Bradley, Inc.
(a)
................. 3,137 20,045
Wolverine World Wide, Inc.
(b)
........... 9,344 137,263
1,322,253
Tobacco — 0.1%
Turning Point Brands, Inc. ............. 2,148 51,574
Universal Corp. .................... 2,977 148,671
Vector Group Ltd. .................. 17,530 224,559
424,804
Trading Companies & Distributors — 2.1%
Alta Equipment Group, Inc., Class A ...... 2,306 39,963
Applied Industrial Technologies, Inc. ...... 4,730 685,046
Beacon Roofing Supply, Inc.
(a)
.......... 5,973 495,639
BlueLinx Holdings, Inc.
(a)
.............. 1,070 100,345
Boise Cascade Co. ................. 4,846 437,836
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Custom Truck One Source, Inc.
(a)
........ 7,030 $ 47,382
Distribution Solutions Group, Inc.
(a)(b)
...... 644 33,527
DXP Enterprises, Inc.
(a)
............... 1,768 64,373
EVI Industries, Inc.
(a)
................. 550 12,100
FTAI Aviation Ltd.
(b)
................. 12,194 386,062
GATX Corp. ...................... 4,332 557,702
Global Industrial Co.
(b)
................ 1,752 48,653
GMS, Inc.
(a)
....................... 5,081 351,605
H&E Equipment Services, Inc. .......... 4,097 187,438
Herc Holdings, Inc. .................. 3,511 480,480
Hudson Technologies, Inc.
(a)
........... 5,008 48,177
Karat Packaging, Inc. ................ 507 9,253
McGrath RentCorp .................. 2,910 269,117
MRC Global, Inc.
(a)
.................. 10,027 100,972
NOW, Inc.
(a)
...................... 13,518 140,046
Rush Enterprises, Inc., Class A ......... 5,013 304,490
Rush Enterprises, Inc., Class B ......... 853 58,055
Textainer Group Holdings Ltd. .......... 5,155 203,004
Titan Machinery, Inc.
(a)
............... 2,427 71,596
Transcat, Inc.
(a)
.................... 959 81,812
Triton International Ltd. ............... 6,660 554,512
Veritiv Corp.
(b)
..................... 1,639 205,875
Willis Lease Finance Corp.
(a)
........... 318 12,443
Xometry, Inc., Class A
(a)
.............. 4,055 85,885
6,073,388
Water Utilities — 0.5%
American States Water Co.
(b)
........... 4,574 397,938
Artesian Resources Corp., Class A ....... 1,071 50,573
Cadiz, Inc.
(a)
...................... 4,986 20,243
California Water Service Group
(b)
........ 6,966 359,655
Consolidated Water Co. Ltd. ........... 1,790 43,372
Global Water Resources, Inc. ........... 1,630 20,668
Middlesex Water Co. ................ 2,147 173,177
Pure Cycle Corp.
(a)(b)
................. 2,785 30,635
SJW Group ....................... 3,759 263,543
York Water Co. (The) ................ 1,683 69,457
1,429,261
Wireless Telecommunication Services — 0.1%
Gogo, Inc.
(a)
...................... 8,210 139,652
Shenandoah Telecommunications Co. ..... 5,764 111,994
Spok Holdings, Inc. ................. 2,030 26,979
Telephone and Data Systems, Inc.
(b)
...... 12,055 99,213
377,838
Total Common Stocks — 99.4%
(Cost: $255,518,405) ............................. 293,934,452
Rights
Biotechnology — 0.0%
(a)(d)
Contra Aduro Biotech I, CVR ........... 1,703 4,324
Oncternal Therapeutics, Inc., CVR ....... 105 108
4,432
Semiconductors & Semiconductor Equipment — 0.0%
Transphorm, Inc.
(a)
.................. 2,490 19
Total Rights — 0.0%
(Cost: $4,324) ................................. 4,451
Total Long-Term Investments — 99.4%
(Cost: $255,522,729) ............................. 293,938,903

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Small Cap Index V.I. Fund
22
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 16.4%
(f)(g)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.98% ................... 1,500,145 $ 1,500,145
SL Liquidity Series, LLC, Money Market Series,
5.28%
(h)
....................... 46,944,307 46,949,001
Total Short-Term Securities — 16.4%
(Cost: $48,449,351) .............................. 48,449,146
Total Investments — 115.8%
(Cost: $303,972,080 ) ............................. 342,388,049
Liabilities in Excess of Other Assets — (15.8)% ........... (46,653,747)
Net Assets — 100.0% ..............................
$ 295,734,302
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $43,174, representing less than 0.05% of its net assets as of period end, and an original cost of $82,679.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 3,541,118 $ — $ (2,040,973)
(a)
$ — $ — $ 1,500,145 1,500,145 $ 49,974 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 40,270,527 6,669,979
(a)
— 19,427 (10,932) 46,949,001 46,944,307 185,733
(b)
—
$ 19,427 $ (10,932) $ 48,449,146 $ 235,707 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
23
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 21 09/15/23 $ 1,999 $ 3,913
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 3,913 $ — $ — $ — $ 3,913
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2023, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 57,660 $ — $ — $ — $ 57,660
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 5,325 $ — $ — $ — $ 5,325
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,450,243

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Small Cap Index V.I. Fund
24
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 3,054,428 $ — $ — $ 3,054,428
Air Freight & Logistics .................................... 822,054 — — 822,054
Automobile Components .................................. 4,380,989 — — 4,380,989
Automobiles .......................................... 409,680 — — 409,680
Banks ............................................... 23,056,085 — — 23,056,085
Beverages ........................................... 1,137,203 — — 1,137,203
Biotechnology ......................................... 22,166,603 — — 22,166,603
Broadline Retail ........................................ 198,620 — — 198,620
Building Products ....................................... 5,135,857 — — 5,135,857
Capital Markets ........................................ 4,039,461 — — 4,039,461
Chemicals ............................................ 6,089,374 — — 6,089,374
Commercial Services & Supplies ............................. 4,538,561 — — 4,538,561
Communications Equipment ................................ 2,355,835 — — 2,355,835
Construction & Engineering ................................ 4,372,569 — — 4,372,569
Construction Materials .................................... 875,497 — — 875,497
Consumer Finance ...................................... 2,327,529 — — 2,327,529
Consumer Staples Distribution & Retail ........................ 1,611,693 — — 1,611,693
Containers & Packaging .................................. 958,469 — — 958,469
Distributors ........................................... 18,283 — — 18,283
Diversified Consumer Services .............................. 2,849,142 — — 2,849,142
Diversified REITs ....................................... 1,697,974 — — 1,697,974
Diversified Telecommunication Services ........................ 1,489,166 — — 1,489,166
Electric Utilities ........................................ 2,218,390 — — 2,218,390
Electrical Equipment ..................................... 4,951,107 — — 4,951,107
Electronic Equipment, Instruments & Components ................. 8,292,657 — — 8,292,657
Energy Equipment & Services .............................. 6,832,828 — — 6,832,828
Entertainment ......................................... 1,155,213 — — 1,155,213
Financial Services ...................................... 6,246,373 — — 6,246,373
Food Products ......................................... 3,470,338 — — 3,470,338
Gas Utilities ........................................... 3,009,926 — — 3,009,926
Ground Transportation ................................... 1,434,338 — — 1,434,338
Health Care Equipment & Supplies ........................... 10,347,566 — — 10,347,566
Health Care Providers & Services ............................ 8,183,005 — — 8,183,005
Health Care REITs ...................................... 1,805,404 — — 1,805,404
Health Care Technology .................................. 1,829,662 — — 1,829,662
Hotel & Resort REITs .................................... 2,499,308 — — 2,499,308
Hotels, Restaurants & Leisure .............................. 6,971,358 — — 6,971,358
Household Durables ..................................... 6,346,852 — — 6,346,852
Household Products ..................................... 867,846 — — 867,846
Independent Power and Renewable Electricity Producers ............ 858,648 — — 858,648
Industrial Conglomerates .................................. 56,942 — — 56,942
Industrial REITs ........................................ 1,324,472 — — 1,324,472
Insurance ............................................ 5,009,042 — — 5,009,042
Interactive Media & Services ............................... 2,139,061 — — 2,139,061
IT Services ........................................... 1,530,933 — — 1,530,933
Leisure Products ....................................... 1,355,705 — — 1,355,705
Life Sciences Tools & Services .............................. 1,308,685 — — 1,308,685
Machinery ............................................ 11,115,831 — — 11,115,831
Marine Transportation .................................... 785,700 — — 785,700
Media ............................................... 2,198,842 — — 2,198,842
Metals & Mining ........................................ 5,379,701 — — 5,379,701
Mortgage Real Estate Investment Trusts (REITs) .................. 3,625,622 — — 3,625,622
Multi-Utilities .......................................... 1,366,955 — — 1,366,955
Office REITs .......................................... 1,727,748 — — 1,727,748

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
25
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Oil, Gas & Consumable Fuels ............................... $ 13,107,110 $ — $ — $ 13,107,110
Paper & Forest Products .................................. 260,399 — — 260,399
Passenger Airlines ...................................... 1,683,341 — — 1,683,341
Personal Care Products .................................. 2,585,135 — — 2,585,135
Pharmaceuticals ....................................... 5,829,061 43,174 — 5,872,235
Professional Services .................................... 7,212,077 — — 7,212,077
Real Estate Management & Development ....................... 2,248,344 — — 2,248,344
Residential REITs ....................................... 1,409,767 — — 1,409,767
Retail REITs .......................................... 3,692,678 — — 3,692,678
Semiconductors & Semiconductor Equipment .................... 9,782,685 — — 9,782,685
Software ............................................. 16,025,847 — — 16,025,847
Specialized REITs ...................................... 1,464,178 — — 1,464,178
Specialty Retail ........................................ 6,939,852 — — 6,939,852
Technology Hardware, Storage & Peripherals .................... 2,192,130 — — 2,192,130
Textiles, Apparel & Luxury Goods ............................ 1,322,253 — — 1,322,253
Tobacco ............................................. 424,804 — — 424,804
Trading Companies & Distributors ............................ 6,073,388 — — 6,073,388
Water Utilities ......................................... 1,429,261 — — 1,429,261
Wireless Telecommunication Services ......................... 377,838 — — 377,838
Rights ................................................ 19 — 4,432 4,451
Short-Term Securities
Money Market Funds ...................................... 1,500,145 — — 1,500,145
$ 295,391,442 $ 43,174 $ 4,432 $ 295,439,048
Investments valued at NAV
(a)
...................................... 46,949,001
$ —
$ 342,388,049
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 3,913 $ — $ — $ 3,913
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
(unaudited)
June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
26
BlackRock Small
Cap Index V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 293,938,903
Investments, at value — affiliated
(c)
.......................................................................................... 48,449,146
Cash ............................................................................................................. 105,606
Cash pledged: –
Futures contracts .................................................................................................... 138,000
Receivables: –
Investments sold .................................................................................................... 833
Securities lending income — affiliated ...................................................................................... 34,098
Swaps   .......................................................................................................... 986
Capital shares sold ................................................................................................... 103,448
Dividends — unaffiliated ............................................................................................... 291,610
Dividends — affiliated ................................................................................................. 11,048
Variation margin on futures contracts ....................................................................................... 5,247
Prepaid expenses ..................................................................................................... 2,124
Total assets .........................................................................................................
343,081,049
LIABILITIES
Collateral on securities loaned ............................................................................................. 46,961,144
Payables: –
Accounting services fees ............................................................................................... 25,370
Capital shares redeemed ............................................................................................... 34,561
Distribution fees ..................................................................................................... 485
Investment advisory fees .............................................................................................. 34,094
Printing and postage fees .............................................................................................. 183,852
Professional fees .................................................................................................... 37,878
Transfer agent fees .................................................................................................. 48,701
Other accrued expenses ............................................................................................... 20,662
Total liabilities ........................................................................................................
47,346,747
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 295,734,302
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 250,578,834
Accumulated earnings .................................................................................................. 45,155,468
NET ASSETS ........................................................................................................
$ 295,734,302
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 255,522,729
(b)
  Securities loaned, at value .............................................................................................. $ 45,343,671
(c)
  Investments, at cost — affiliated .......................................................................................... $ 48,449,351
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2023
27
Financial Statements
See notes to financial statements.
BlackRock Small
Cap Index V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 293,184,698
Shares outstanding ..................................................................................................
26,927,307
Net asset value .....................................................................................................
$ 10.89
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 2,549,604
Shares outstanding ..................................................................................................
235,099
Net asset value .....................................................................................................
$ 10.84
Shares authorized ...................................................................................................
10 million
Par value .........................................................................................................
$ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
28
See notes to financial statements.
BlackRock Small
Cap Index V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 1,829,775
Dividends — affiliated ................................................................................................. 49,974
Securities lending income — affiliated — net ................................................................................. 185,733
Foreign taxes withheld ................................................................................................ (4,688)
Total investment income .................................................................................................
2,060,794
EXPENSES
Investment advisory .................................................................................................. 113,550
Transfer agent — class specific .......................................................................................... 68,165
Professional ....................................................................................................... 37,108
Printing and postage ................................................................................................. 32,365
Accounting services .................................................................................................. 30,188
Recoupment of past waived and/or reimbursed fees ............................................................................ 13,582
Custodian ......................................................................................................... 6,668
Directors and Officer ................................................................................................. 4,280
Distribution — class specific ............................................................................................ 2,814
Recoupment of past waived and/or reimbursed fees — class specific ................................................................. 1,622
Transfer agent ...................................................................................................... 1,610
Miscellaneous ...................................................................................................... 1,925
Total expenses .......................................................................................................
313,877
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (4,249)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (10,627)
Total expenses after fees waived and/or reimbursed ..............................................................................
299,001
Net investment income ..................................................................................................
1,761,793
REALIZED AND UNREALIZED GAIN (LOSS) $ 20,406,261
Net realized gain from: $ –
Investments — unaffiliated ........................................................................................... 5,326,800
Investments — affiliated ............................................................................................. 19,427
Futures contracts .................................................................................................. 57,660
A
5,403,887
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 15,007,981
Investments — affiliated ............................................................................................. (10,932)
Futures contracts .................................................................................................. 5,325
A
15,002,374
Net realized and unrealized gain ...........................................................................................
20,406,261
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 22,168,054

Statements of Changes in Net Assets
29
Financial Statements
BlackRock Small Cap Index V.I. Fund
Six Months Ended
06/30/23 (unaudited)
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 1,761,793  $ 3,845,494
Net realized gain .................................................................................. 5,403,887  2,665,512
Net change in unrealized appreciation (depreciation) .......................................................... 15,002,374  (78,404,282)
Net increase (decrease) in net assets resulting from operations ..................................................... 22,168,054  (71,893,276)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ —  (8,911,398)
  Class III ....................................................................................... —  (56,856)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (8,968,254)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (3,444,669) 5,899,664
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 18,723,385  (74,961,866)
Beginning of period .................................................................................. 277,010,917  351,972,783
End of period ......................................................................................
$ 295,734,302  $ 277,010,917
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
30
(a)
On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the Small Cap Equity Index Fund (the "Predecessor Fund"), a series of State Farm Variable
Product Trust, through a tax-free reorganization (the "Reorganization"). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(h)
Annualized.
(i)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.27%
and 0.23%, respectively.
BlackRock Small Cap Index V.I. Fund
(a)
Class I
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ...........
$ 10.08  $ 13.10  $ 13.02  $ 11.34  $ 9.60  $ 14.57
Net investment income
(b)
...................
0.06  0.14  0.14  0.12  0.15  0.18
Net realized and unrealized gain (loss) ..........
0.75  (2.83) 1.68  2.11  2.29  (1.86)
Net increase (decrease) from investment operations .. 0.81  (2.69) 1.82  2.23  2.44  (1.68)
Distributions
(c)
– – – – – –
From net investment income ................
—  (0.13) (0.16) (0.16) (0.15) (0.19)
From net realized gain .....................
—  (0.20) (1.58) (0.39) (0.55) (3.10)
Total distributions ......................... —  (0.33) (1.74) (0.55) (0.70) (3.29)
Net asset value, end of period ................ $ 10.89  $ 10.08  $ 13.10  $ 13.02  $ 11.34  $ 9.60
Total Return
(d)
— — — — — —
Based on net asset value .................... 8.04%
(e)
(20.46)% 14.57% 19.84% 25.40% (11.25)%
Ratios to Average Net Assets
(f)
Total expenses
(g)
..........................
0.22%
(h)
0.24% 0.23% 0.29% 0.27% 0.30%
(i)
Total expenses after fees waived and/or reimbursed ..
0.21%
(h)
0.21% 0.22% 0.22% 0.22% 0.23%
(i)
Net investment income .....................
1.24%
(h)
1.30% 0.96% 1.17% 1.37% 1.17%
Supplemental Data
Net assets, end of period (000) ................ $ 293,185  $ 274,954  $ 351,338  $ 321,743  $ 284,967  $ 242,300
Portfolio turnover rate ....................... 10% 18% 21% 16% 13% 17%
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Expense ratios ................................................ 0.21% N/A   0.23%   N/A   N/A   N/A
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
31
Financial Highlights
BlackRock Small Cap Index V.I. Fund
Class III
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Period from
02/09/21
(a)
to 12/31/21
Net asset value, beginning of period ......................................................
$ 10.05  $ 13.07  $ 15.16
Net investment income
(b)
..............................................................
0.05  0.13  0.16
Net realized and unrealized gain (loss) .....................................................
0.74  (2.83) (0.52)
(c)
Net increase (decrease) from investment operations ............................................. 0.79  (2.70) (0.36)
Distributions
(d)
– – –
From net investment income ...........................................................
—  (0.12) (0.15)
From net realized gain ................................................................
—  (0.20) (1.58)
Total distributions .................................................................... —  (0.32) (1.73)
Net asset value, end of period ........................................................... $ 10.84  $ 10.05  $ 13.07
Total Return
(e)
— — —
Based on net asset value ............................................................... 7.86%
(f)
(20.63)% (1.85)%
(f)
Ratios to Average Net Assets
(g)
Total expenses ......................................................................
0.47%
(h) (i)
0.51% 0.41%
(h)
Total expenses after fees waived and/or reimbursed .............................................
0.46%
(h)
0.45% 0.41%
(h)
Net investment income ................................................................
0.99%
(h)
1.21% 1.23%
(h)
Supplemental Data
Net assets, end of period (000) ........................................................... $ 2,550  $ 2,057  $ 635
Portfolio turnover rate .................................................................. 10% 18% 21%
(j)
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the six months ended June 30, 2023, the expense ratio would have been 0.46%.
(j)
Portfolio turnover rate is representative of the portfolio for the entire year.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2023
BlackRock Semi-Annual Report to Shareholders
32
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Small
Cap Index V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2023 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is

Notes to Financial Statements
(unaudited) (continued)
33
Notes to Financial Statements
primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE"). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
34
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2023, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 5,404,417 $ (5,404,417) $ — $ —
BNP Paribas SA ................................. 115,578 (115,578) — —
BofA Securities, Inc. ............................... 1,461,121 (1,461,121) — —
Citigroup Global Markets, Inc. ........................ 2,233,884 (2,233,884) — —
Credit Suisse Securities (USA) LLC .................... 641,929 (641,929) — —
J.P. Morgan Securities LLC .......................... 22,798,937 (22,798,937) — —
Jefferies LLC .................................... 358,747 (358,747) — —
National Financial Services LLC ....................... 4,560,403 (4,560,403) — —
State Street Bank & Trust Co. ........................ 2,419,735 (2,419,735) — —
Toronto-Dominion Bank ............................ 5,311,282 (5,311,282) — —
UBS Securities LLC ............................... 37,638 (37,638) — —
$ 45,343,671 $ (45,343,671) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
35
Notes to Financial Statements
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.08% of the average daily value of the Fund’s net assets.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2023, the class specific distribution fees borne directly by Class III were $2,814.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations. For the six months ended June 30, 2023 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers , Reimbursements and Recoupments : The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the
1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months  ended June 30, 2023 , the amount waived was $790.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2023, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 67,552 $ 613 $ 68,165
Class I ................................................................................................................
0.05%
Class III ...............................................................................................................
0.05

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
36
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of Operations. For the six months ended June 30, 2023, class specific expense waivers and/or reimbursements are as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2023, the Manager waived and/or reimbursed investment advisory fees of $3,459 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the six months ended June 30, 2023, class specific expense waivers and/or reimbursements are as follows:
With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective October 26, 2025, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.
For the six months ended June 30, 2023, the Manager recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Fund:
As of June 30, 2023, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 211
Class III ...................................................................................................... 50
$ 261
Class I Class III
Expense Limitations .................................................................................. 0.22% 0.47%
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 10,28 3
Class III ...................................................................................................... 8 3
$ 10,36 6
Fund Level ............................................................................................................... $ 13,582
Class I .................................................................................................................. 1,622
Expiring December 31,
Fund Level/Share Class 2023 2024 2025
Fund Level ..................................................................... $ — $ 32 , 968 $ 3,459
Class I ........................................................................ 25,063 37,3 50 10,283
Class III ....................................................................... — 2 64 8 3

Notes to Financial Statements
(unaudited) (continued)
37
Notes to Financial Statements
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2023, the Fund paid BIM $43,132 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2023, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2023, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2023, purchases and sales of investments, excluding short-term securities, were $29,079,725 and $29,971,702, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of June 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage
Purchases ............................................................................................................... $ 4,134,769
Sales ................................................................................................................... 9,856,178
Net Realized Gain .......................................................................................................... 5,729,474
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Small Cap Index V.I. Fund .................................... $ 305,451,120 $ 87,009,347 $ (50,068,505) $ 36,940,842

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
38
and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2023, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. The Manager does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by the Manager.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

Notes to Financial Statements
(unaudited) (continued)
39
Notes to Financial Statements
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of June 30, 2023, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Small Cap Index V.I. Fund
Class I
Shares sold .............................................
509,871 $ 5,392,173 1,171,651 $ 12,884,597
Shares issued in reinvestment of distributions ........................
— — 888,744 8,911,160
Shares redeemed .........................................
(872,344) (9,151,295) (1,597,933) (17,611,192)
(362,473) $ (3,759,122) 462,462 $ 4,184,565
Class III
Shares sold .............................................
42,673 $ 445,633 157,666 $ 1,736,503
Shares issued in reinvestment of distributions ........................
— — 5,639 56,434
Shares redeemed .........................................
(12,287) (131,180) (7,169) (77,838)
30,386 $ 314,453 156,136 $ 1,715,099
(332,087) $ (3,444,669) 618,598 $ 5,899,664
Class I .......................................................................................................... 710
Class III ......................................................................................................... 1,319

Glossary of Terms Used in this Report
2023
BlackRock Semi-Annual Report to Shareholders
40
Portfolio Abbreviation
CVR Contingent Value Rights
REIT Real Estate Investment Trust

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Variable Series Funds, Inc. (the “Corporation”)
met on April 18, 2023 (the “April Meeting”) and May 23-24, 2023 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory
Agreement”) between the Corporation, on behalf of BlackRock Advantage Large Cap Core V.I. Fund (“Large Cap Core V.I. Fund”), BlackRock Advantage Large Cap Value V.I.
Fund (“Large Cap Value V.I. Fund”), BlackRock Advantage SMID Cap V.I. Fund (“SMID Cap V.I. Fund”), BlackRock Basic Value V.I. Fund (“Basic Value V.I. Fund”), BlackRock
Capital Appreciation V.I. Fund (“Capital Appreciation V.I. Fund”), BlackRock Equity Dividend V.I. Fund (“Equity Dividend V.I. Fund”), BlackRock Global Allocation V.I. Fund
(“Global Allocation V.I. Fund”), BlackRock Government Money Market V.I. Fund (“Government Money Market V.I. Fund”), BlackRock International V.I. Fund (“International V.I.
Fund”), BlackRock International Index V.I. Fund (“International Index V.I. Fund”), BlackRock 60/40 Target Allocation ETF V.I. Fund (“60/40 Target Allocation ETF V.I. Fund”),
BlackRock Large Cap Focus Growth V.I. Fund (“Large Cap Focus Growth V.I. Fund”), BlackRock Managed Volatility V.I. Fund (“Managed Volatility V.I. Fund”), BlackRock
Small Cap Index V.I. Fund (“Small Cap Index V.I. Fund”) and BlackRock S&P 500 Index V.I. Fund (“S&P 500 Index V.I. Fund”) (each, a “Fund,” and collectively the “Funds”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement between the Manager and (a) BlackRock International Limited (“BIL”) with respect to International V.I. Fund and Managed Volatility V.I. Fund (the “BIL Sub-Advisory Agreements”); (b)
BlackRock Asset Management North Asia Limited (“BNA”) with respect to Managed Volatility V.I. Fund (the “BNA Sub-Advisory Agreement”); and (c) BlackRock (Singapore)
Limited (“BSL” and together with BIL and BNA, the “Sub-Advisors”) with respect to Managed Volatility V.I. Fund and Global Allocation V.I. Fund (the “BSL Sub-Advisory
Agreements” and together with the BIL Sub-Advisory Agreements and the BNA Sub-Advisory Agreement, the “Sub-Advisory Agreements”). The Manager and the Sub-
Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Corporation, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed
BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreement[s]. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b)
fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how
BlackRock allocates expenses to each Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures;
(f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2023
BlackRock Semi-Annual Report to Shareholders
and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis.
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each
Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to each
Fund by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of, with respect to International V.I. Fund and Managed Volatility V.I. Fund, BIL, with respect to Managed Volatility V.I. Fund and Global Allocation V.I. Fund, BSL and, with respect to Managed Volatility V.I. Fund, BNA, facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each Fund and its shareholders.
B. The Investment Performance of the Funds and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April
Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2022, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and, with respect to Large Cap Focus Growth V.I. Fund, Capital Appreciation V.I. Fund, Equity Dividend V.I. Fund,
Basic Value V.I. Fund, Large Cap Value V.I. Fund, Large Cap Core V.I. Fund, SMID Cap V.I. Fund, Global Allocation V.I. Fund, 60/40 Target Allocation ETF V.I. Fund and
International V.I. Fund, the respective Morningstar open-end fund category (“Morningstar Open-End Category”) and, with respect to Managed Volatility V.I. Fund, in light of each Fund’s outcome-oriented investment objective, certain performance metrics (“Outcome-Oriented Performance Metrics”) and, with respect to International Index V.I.
Fund, Small Cap Index V.I. Fund and S&P 500 Index V.I. Fund, the performance of each Fund as compared with its benchmark and, with respect to Government Money
Market V.I. Fund, a weighted average benchmark of similar funds, as defined by BlackRock (“Benchmark Weighted Average”). The Board and its Performance Oversight
Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board noted that for each of the one-, three- and five-year periods reported, 60/40 Target Allocation ETF V.I. Fund ranked in the second quartile against its
Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three- and five-year periods reported, Equity Dividend V.I. Fund ranked in the second, third and second quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Open-End Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, Basic Value V.I. Fund ranked in the second, third and third quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-
End Category during the applicable periods.
The Board noted that for each of the one-, three- and five-year periods reported, Large Cap Value V.I. Fund ranked in the third quartile against its Morningstar
Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that
BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-End
Category during the applicable periods.
The Board noted that for the one-, three- and five-year periods reported, Global Allocation V.I. Fund ranked in the third, second and first quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Open-End Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, SMID Cap V.I. Fund ranked in the third, fourth and second quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-
End Category during the applicable periods.
The Board noted that for the one-, three- and five-year periods reported, Large Cap Core V.I. Fund ranked in the fourth, second and third quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Open-End Category during the applicable periods.
The Board noted that for the one-, three- and five-year periods reported, International V.I. Fund ranked in the fourth, third and third quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Open-End Category during the applicable periods. The Board was informed that, among other things, underperformance was driven by a uniquely factor-heavy market environment, creating headwinds for a more balanced, stock specific portfolio. The Board and BlackRock discussed BlackRock’s strategy for improving the Fund’s investment performance. Discussions covered topics such as performance attribution, the Fund’s investment personnel, and the resources appropriate to support the Fund’s investment processes.
The Board noted that for the one-, three- and five-year periods reported, each of Large Cap Focus Growth V.I. Fund and Capital Appreciation V.I. Fund ranked in the fourth, fourth and third quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End
Category is an appropriate performance metric for the pertinent Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed each Fund’s underperformance relative to its Morningstar Open-End Category during the applicable periods. The Board was informed that, among other things, underperformance for each fund was driven by significant style factor rotation in 2021 and early 2022 out of growth and momentum and into value. The Board and
BlackRock discussed BlackRock’s strategy for improving the pertinent Fund’s investment performance. Discussions covered topics such as performance attribution, the
Fund’s investment personnel, and the resources appropriate to support the Fund’s investment processes.
The Board reviewed and considered Managed Volatility V.I. Fund’s performance relative to the Fund’s Outcome-Oriented Performance Metrics including a total return target. The Board noted that for each of the one-, three- and five-year periods reported, the Fund underperformed its total return target. The Board noted that
BlackRock believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its total return target during the applicable periods.
The Board noted that for the one-year period reported, S&P 500 Index V.I. Fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-year period reported, International Index V.I. Fund’s net performance was above the tolerance range of its benchmark. The
Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s above tolerance performance relative to its benchmark over the period.
The Board noted that for the one-year period reported, Small Cap Index V.I. Fund’s net performance was above the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s above tolerance performance relative to its benchmark over the period.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2023
BlackRock Semi-Annual Report to Shareholders
The Board reviewed the Government Money Market V.I. Fund’s performance within the context of the low yield environment that existed for a portion of the relative periods. In addition to reviewing the Fund’s performance and current yield, it also reviews the liquidity, duration, credit quality and other risk factors of the Fund’s portfolio. The
Board noted that for each of the one-and three-year periods reported, the Fund outperformed its Benchmark Weighted Average. The Board noted that BlackRock believes that the Benchmark Weighted Average is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2022 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that Large Cap Focus Growth V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and fourth quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Capital Appreciation V.I. Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the second and fourth quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Equity Dividend V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Basic Value V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and third quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that International V.I. Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in second quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted that
BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board noted that Large Cap Core V.I. Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted
that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Large Cap Value V.I. Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted that BlackRock had voluntarily agreed to waive a portion of the advisory fee payable by the Fund. Finally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that SMID Cap V.I. Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted that
BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Global Allocation V.I. Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted
that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
BlackRock has reviewed with the Board that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board noted that
60/40 Target Allocation ETF V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board further noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels.
The Board noted that Managed Volatility V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartiles relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Finally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that S&P 500 Index V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that International Index V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartiles relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Small Cap Index V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board reviewed the expenses within the context of the low yield environment that existed for a portion of the relative periods, and any consequent expense waivers and reimbursements necessary to maintain minimum levels of daily net investment income, as applicable. The Board noted that Government Money Market V.I.
Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the third and fourth quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels.
The Board further noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2023
BlackRock Semi-Annual Report to Shareholders
breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Corporation, on behalf of each Fund, (ii) the BIL Sub-Advisory Agreements between the Manager and BIL with respect to International V.I. Fund and Managed Volatility V.I. Fund, (iii) the
BNA Sub-Advisory Agreement between the Manager and BNA with respect to Managed Volatility V.I. Fund and (iv) BSL Sub-Advisory Agreements between the Manager and BSL with respect to Managed Volatility V.I. Fund and Global Allocation V.I. Fund, each for a one-year term ending June 30, 2024. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Variable Series Funds II, Inc. (the “Company”)
met on May 4, 2023 (the “May Meeting”) and June 1-2, 2023 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory
Agreement”) between the Company, on behalf of BlackRock High Yield V.I. Fund (the “High Yield V.I. Fund”) and BlackRock Total Return V.I. Fund (the “Total Return V.I. Fund”
and together with the High Yield V.I. Fund, the “Funds” and each, a “Fund,”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”),
with respect to each Fund and (2) BlackRock (Singapore) Limited (“BRS” and together with BIL, the “Sub-Advisors”), with respect to the Total Return V.I. Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Company, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed
BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b)
fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how
BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis.
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2023
BlackRock Semi-Annual Report to Shareholders
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each
Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each
Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisers with respect to each Fund, as applicable, facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each
Fund and its shareholders.
B. The Investment Performance of each Fund and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May
Meeting. In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2022, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and the respective Morningstar open-end fund category (“Morningstar Open-End Category”). The Board and its
Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the High Yield V.I. Fund ranked in the second, second and first quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
High Yield V.I. Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three- and five-year periods reported, the Total Return V.I. Fund ranked in the third, third and second quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Total Return V.I. Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Total Return V.I. Fund’s underperformance relative to its Morningstar Open-End Category during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2022 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the High Yield V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the High Yield V.I. Fund’s Expense Peers. The Board also noted that the High Yield V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the High Yield V.I. Fund, combined with the assets of the Total Return V.I.
Fund, increase above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the High Yield V.I. Fund or the Total Return V.I Fund, decrease below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the High Yield V.I. Fund’s total expenses as a percentage of the High Yield V.I. Fund’s average daily net assets on a class-by-class basis.
Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the High Yield V.I. Fund on a class-by-class basis.
The Board noted that the Total Return V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Total Return V.I. Fund’s Expense Peers. The Board also noted that the Total Return V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the Total Return V.I. Fund, combined with the assets of the High Yield
V.I. Fund, increase above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Total Return V.I. Fund or the High Yield V.I Fund, decrease below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Total Return V.I. Fund’s total expenses as a percentage of the Total Return V.I. Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Total Return V.I.
Fund on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which each Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending, and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2023
BlackRock Semi-Annual Report to Shareholders
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Company, on behalf of each Fund, for a one-year term ending June 30, 2024, and the Sub-Advisory Agreements between (1) the Manager and BIL, with respect to each Fund, and (2)
the Manager and BRS, with respect to the Total Return V.I. Fund, for a one-year term ending June 30, 2024. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The
Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Additional Information
Additional Information
Tailored Shareholder Reports for Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
General Information
Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at
blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds (except BlackRock Government Money Market V.I. Fund) file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov .
The  BlackRock Government Money Market V.I. Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Fund’s reports on Form
N-MFP are available on the SEC’s website at sec.gov . The Fund makes portfolio holdings available to shareholders on its website at blackrock.com .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com/prospectus/insurance ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock Asset Management
North Asia Limited
(b)
Hong Kong
BlackRock (Singapore) Limited
(c)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
(d)
New York, NY 10019
Willkie Farr & Gallagher LLP
(e)
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock High Yield V.I. Fund, BlackRock International V.I. Fund, BlackRock Managed Volatility V.I. Fund and BlackRock Total Return V.I. Fund.
(b)
For BlackRock Managed Volatility V.I. Fund.
(c)
For BlackRock Global Allocation V.I. Fund, BlackRock Managed Volatility V.I. Fund and BlackRock Total Return V.I. Fund.
(d)
For BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I.
Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock Government Money
Market V.I. Fund, BlackRock International V.I. Fund, BlackRock International Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock
S&P 500 Index V.I. Fund and BlackRock Small Cap Index V.I. Fund.
(e)
For BlackRock High Yield V.I. Fund and BlackRock Total Return V.I. Fund.

Want to know more?
blackrock.com | 800-441-7762
This report is only for distribution to shareholders of the Funds of BlackRock Variable Series Funds, Inc. and BlackRock
Variable Series Funds II, Inc. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of non-money market fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. You could lose money by investing in the Funds.
Although BlackRock Government Money Market V.I. Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in BlackRock Government Money Market V.I. Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. BlackRock Government Money
Market V.I. Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. BlackRock Government Money Market V.I. Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.
VS-6/23-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds, Inc.

Date: August 14, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds, Inc.

Date: August 14, 2023

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Variable Series Funds, Inc.

Date: August 14, 2023